UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2021
Vanguard 500 Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for Vanguard 500 Index Fund ranged from 28.53% for Investor Shares to 28.70% for Institutional Select Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started to roll out shortly after the beginning of the year, helping hard-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks turned in a strong performance even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	All 11 sectors recorded positive returns for the 12 months. Information technology, financial, health care, and consumer discretionary stocks contributed most to returns.
•	For the 10 years ended December 31, 2021, the fund posted average annual returns of 16.39% for Investor Shares and 16.51% for both ETF Shares (based on net asset value) and Admiral Shares. Institutional Select Shares recorded an annualized return of 18.85% since their 2016 inception.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
500 Index Fund
Investor Shares	$1,000.00	$1,115.90	$0.75
ETF Shares	1,000.00	1,116.40	0.16
Admiral™ Shares	1,000.00	1,116.50	0.21
Institutional Select Shares	1,000.00	1,116.60	0.05
Based on Hypothetical 5% Yearly Return
500 Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

500 Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Investor Shares	28.53%	18.32%	16.39%	$45,615
S&P 500 Index	28.71	18.47	16.55	46,257
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund ETF Shares Net Asset Value	28.66%	18.43%	16.51%	$46,098
500 Index Fund ETF Shares Market Price	28.60	18.41	16.51	46,091
S&P 500 Index	28.71	18.47	16.55	46,257
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
4

500 Index Fund
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
500 Index Fund Admiral Shares	28.66%	18.43%	16.51%	$46,104
S&P 500 Index	28.71	18.47	16.55	46,257
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
500 Index Fund Institutional Select Shares	28.70%	18.47%	18.85%	$12,966,881,000
S&P 500 Index	28.71	18.47	18.85	12,967,382,000
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	18.51	12,762,816,500
"Since Inception" performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
500 Index Fund ETF Shares Market Price	28.60%	132.78%	360.91%
500 Index Fund ETF Shares Net Asset Value	28.66	132.99	360.98
S&P 500 Index	28.71	133.41	362.57
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

500 Index Fund
Fund Allocation
As of December 31, 2021
Communication Services	10.1%
Consumer Discretionary	12.5
Consumer Staples	5.9
Energy	2.7
Financials	10.7
Health Care	13.3
Industrials	7.8
Information Technology	29.2
Materials	2.5
Real Estate	2.8
Utilities	2.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
6

500 Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (10.1%)
*	Alphabet Inc. Class A	6,351,744	18,401,256
*	Alphabet Inc. Class C	5,904,299	17,084,621
*	Meta Platforms Inc. Class A	49,965,809	16,806,000
*	Walt Disney Co.	38,370,522	5,943,210
*	Netflix Inc.	9,253,346	5,574,586
	Comcast Corp. Class A	96,278,834	4,845,714
	Verizon Communications Inc.	87,421,915	4,542,443
	AT&T Inc.	150,786,160	3,709,340
*	Charter Communications Inc. Class A	2,612,343	1,703,169
*	T-Mobile US Inc.	12,396,695	1,437,769
	Activision Blizzard Inc.	16,447,000	1,094,219
*	Match Group Inc.	5,977,671	790,547
	Electronic Arts Inc.	5,971,744	787,673
*	Twitter Inc.	16,884,523	729,749
*	Take-Two Interactive Software Inc.	2,433,929	432,558
	ViacomCBS Inc. Class B	12,816,800	386,811
*	Live Nation Entertainment Inc.	2,853,715	341,561
	Omnicom Group Inc.	4,490,815	329,042
	Interpublic Group of Cos. Inc.	8,315,548	311,417
	Fox Corp. Class A	6,662,470	245,845
	Lumen Technologies Inc.	19,467,926	244,322
	News Corp. Class A	10,810,866	241,190
*	DISH Network Corp. Class A	5,275,653	171,142
*	Discovery Inc. Class C	6,421,220	147,046
	Fox Corp. Class B	3,224,079	110,489
*,1	Discovery Inc. Class A	3,553,865	83,658
	News Corp. Class B	17,331	390
			86,495,767
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	9,209,552	30,707,778
*	Tesla Inc.	17,176,682	18,151,974
	Home Depot Inc.	22,284,695	9,248,371
	NIKE Inc. Class B	26,981,667	4,497,034
	McDonald's Corp.	15,778,554	4,229,757
	Lowe's Cos. Inc.	14,621,351	3,779,327
		Shares	Market Value• ($000)
	Starbucks Corp.	24,916,595	2,914,494
	Target Corp.	10,305,341	2,385,068
*	Booking Holdings Inc.	867,091	2,080,351
	TJX Cos. Inc.	25,393,046	1,927,840
*	General Motors Co.	30,657,430	1,797,445
	Ford Motor Co.	82,888,325	1,721,591
	Dollar General Corp.	4,926,647	1,161,851
*	Chipotle Mexican Grill Inc. Class A	594,083	1,038,606
*	O'Reilly Automotive Inc.	1,422,827	1,004,843
*	Marriott International Inc. Class A	5,776,861	954,569
*	Aptiv plc	5,712,179	942,224
*	AutoZone Inc.	442,786	928,252
*	Hilton Worldwide Holdings Inc.	5,885,658	918,104
	eBay Inc.	13,218,767	879,048
	Yum! Brands Inc.	6,189,802	859,516
	Ross Stores Inc.	7,504,247	857,585
	DR Horton Inc.	6,883,024	746,464
*	Dollar Tree Inc.	4,749,262	667,366
	Lennar Corp. Class A	5,680,476	659,844
*	Etsy Inc.	2,676,689	586,034
	Tractor Supply Co.	2,403,050	573,368
*	Expedia Group Inc.	3,082,502	557,070
	VF Corp.	6,882,694	503,951
	Pool Corp.	846,578	479,163
	Best Buy Co. Inc.	4,673,428	474,820
*	Ulta Beauty Inc.	1,147,693	473,240
*	CarMax Inc.	3,422,212	445,675
	Garmin Ltd.	3,209,932	437,096
	Domino's Pizza Inc.	768,649	433,772
*	Caesars Entertainment Inc.	4,512,859	422,088
	Genuine Parts Co.	3,006,345	421,490
	Darden Restaurants Inc.	2,741,661	413,004
*	NVR Inc.	68,925	407,269
	Bath & Body Works Inc.	5,582,951	389,634
	MGM Resorts International	8,222,887	369,043
*	Royal Caribbean Cruises Ltd.	4,734,452	364,079
*	Carnival Corp.	16,993,500	341,909
	LKQ Corp.	5,664,417	340,035
	Advance Auto Parts Inc.	1,330,290	319,110
	PulteGroup Inc.	5,346,798	305,623
7

500 Index Fund
		Shares	Market Value• ($000)
	Whirlpool Corp.	1,283,210	301,118
	Hasbro Inc.	2,739,095	278,785
*	Las Vegas Sands Corp.	7,257,330	273,166
	Tapestry Inc.	5,812,165	235,974
	BorgWarner Inc. (XNYS)	5,063,481	228,211
*	Mohawk Industries Inc.	1,159,013	211,149
*	Wynn Resorts Ltd.	2,221,559	188,921
*	Penn National Gaming Inc.	3,504,895	181,729
	Newell Brands Inc.	7,989,948	174,501
*	Norwegian Cruise Line Holdings Ltd.	7,813,664	162,055
	PVH Corp.	1,500,162	159,992
	Ralph Lauren Corp. Class A	1,029,764	122,398
*	Under Armour Inc. Class A	4,034,912	85,500
*	Under Armour Inc. Class C	4,483,284	80,878
	Gap Inc.	4,524,159	79,851
	Lennar Corp. Class B	76,975	7,360
			106,888,363
Consumer Staples (5.8%)
	Procter & Gamble Co.	51,098,083	8,358,625
	Costco Wholesale Corp.	9,329,431	5,296,318
	PepsiCo Inc.	29,195,493	5,071,549
	Coca-Cola Co.	82,086,409	4,860,336
	Walmart Inc.	30,029,188	4,344,923
	Philip Morris International Inc.	32,874,372	3,123,065
	Mondelez International Inc. Class A	29,456,333	1,953,250
	Altria Group Inc.	38,790,192	1,838,267
	Estee Lauder Cos. Inc. Class A	4,892,720	1,811,285
	Colgate-Palmolive Co.	17,796,968	1,518,793
	Kimberly-Clark Corp.	7,109,810	1,016,134
	Constellation Brands Inc. Class A	3,468,702	870,540
	General Mills Inc.	12,787,772	861,640
	Sysco Corp.	10,825,346	850,331
	Archer-Daniels-Midland Co.	11,813,109	798,448
	Walgreens Boots Alliance Inc.	15,171,086	791,324
*	Monster Beverage Corp.	7,933,550	761,938
	Kroger Co.	13,288,538	601,439
	Hershey Co.	3,070,247	594,001
	Tyson Foods Inc. Class A	6,224,128	542,495
	Kraft Heinz Co.	14,987,998	538,069
	Church & Dwight Co. Inc.	5,157,372	528,631
	McCormick & Co. Inc.	5,264,132	508,568
	Clorox Co.	2,595,235	452,505
	Kellogg Co.	5,403,844	348,116
	Conagra Brands Inc.	10,127,816	345,865
	J M Smucker Co.	2,288,397	310,810
	Hormel Foods Corp.	5,959,604	290,888
	Brown-Forman Corp. Class B	3,857,510	281,058
		Shares	Market Value• ($000)
	Lamb Weston Holdings Inc.	3,085,362	195,550
	Campbell Soup Co.	4,273,787	185,739
	Molson Coors Beverage Co. Class B	3,976,717	184,321
			50,034,821
Energy (2.7%)
	Exxon Mobil Corp.	89,394,613	5,470,056
	Chevron Corp.	40,704,332	4,776,653
	ConocoPhillips	27,851,211	2,010,301
	EOG Resources Inc.	12,355,008	1,097,495
	Schlumberger NV	29,620,199	887,125
	Pioneer Natural Resources Co.	4,794,427	872,011
	Marathon Petroleum Corp.	12,999,125	831,814
	Phillips 66	9,252,046	670,403
	Kinder Morgan Inc.	41,173,348	653,009
	Valero Energy Corp.	8,632,557	648,391
	Williams Cos. Inc.	24,055,298	626,400
	Devon Energy Corp.	13,293,003	585,557
	ONEOK Inc.	9,415,331	553,245
	Occidental Petroleum Corp.	18,733,015	543,070
	Baker Hughes Co. Class A	18,450,200	443,912
	Halliburton Co.	18,895,629	432,143
	Hess Corp.	5,819,168	430,793
	Diamondback Energy Inc.	3,597,560	387,997
	Coterra Energy Inc.	17,186,066	326,535
	Marathon Oil Corp.	16,445,569	270,036
	APA Corp.	7,674,356	206,364
			22,723,310
Financials (10.6%)
*,1	Berkshire Hathaway Inc. Class B	38,670,223	11,562,397
	JPMorgan Chase & Co.	62,402,281	9,881,401
	Bank of America Corp.	152,075,109	6,765,822
	Wells Fargo & Co.	84,193,451	4,039,602
	Morgan Stanley	30,312,426	2,975,468
	BlackRock Inc.	3,015,420	2,760,798
	Goldman Sachs Group Inc.	7,146,344	2,733,834
	Charles Schwab Corp.	31,745,380	2,669,786
	Citigroup Inc.	41,899,065	2,530,284
	S&P Global Inc.	5,088,951	2,401,629
	American Express Co.	13,247,988	2,167,371
	Marsh & McLennan Cos. Inc.	10,660,947	1,853,086
	PNC Financial Services Group Inc.	8,924,536	1,789,548
	Chubb Ltd.	9,095,347	1,758,221
	CME Group Inc.	7,588,973	1,733,777
	Truist Financial Corp.	28,188,473	1,650,435
	Intercontinental Exchange Inc.	11,896,798	1,627,125
	US Bancorp	28,492,949	1,600,449
	Aon plc Class A (XNYS)	4,652,457	1,398,342
	Moody's Corp.	3,415,146	1,333,888
	Capital One Financial Corp.	8,987,516	1,303,999
	Progressive Corp.	12,353,830	1,268,121
	MSCI Inc. Class A	1,741,040	1,066,718

8

500 Index Fund
		Shares	Market Value• ($000)
	American International Group Inc.	17,532,288	996,886
	MetLife Inc.	15,096,733	943,395
	T Rowe Price Group Inc.	4,746,071	933,267
	Bank of New York Mellon Corp.	16,043,248	931,792
	Prudential Financial Inc.	7,981,116	863,876
*	SVB Financial Group	1,239,274	840,525
	Travelers Cos. Inc.	5,194,499	812,575
	First Republic Bank	3,785,321	781,707
	Aflac Inc.	12,850,506	750,341
	Arthur J Gallagher & Co.	4,376,817	742,615
	Discover Financial Services	6,188,552	715,149
	Ameriprise Financial Inc.	2,362,677	712,725
	Allstate Corp.	6,053,206	712,160
	Fifth Third Bancorp	14,437,222	628,741
	Willis Towers Watson plc	2,631,160	624,874
	State Street Corp.	5,809,229	540,258
	Synchrony Financial	11,554,466	536,012
	Northern Trust Corp.	4,384,246	524,400
	Nasdaq Inc.	2,471,283	518,994
	Hartford Financial Services Group Inc.	7,185,524	496,089
	Huntington Bancshares Inc.	30,537,906	470,894
	KeyCorp.	19,668,975	454,943
	Regions Financial Corp.	20,131,615	438,869
	Citizens Financial Group Inc.	9,003,050	425,394
	M&T Bank Corp.	2,717,419	417,341
	Raymond James Financial Inc.	3,911,557	392,720
	FactSet Research Systems Inc.	794,018	385,901
	Principal Financial Group Inc.	5,203,379	376,360
	Cincinnati Financial Corp.	3,164,298	360,508
	Signature Bank	1,078,974	349,016
	Brown & Brown Inc.	4,951,754	348,009
	MarketAxess Holdings Inc.	803,248	330,352
	Cboe Global Markets Inc.	2,251,954	293,655
	Lincoln National Corp.	3,588,508	244,952
	Loews Corp.	4,233,813	244,545
	W R Berkley Corp.	2,948,140	242,897
	Comerica Inc.	2,770,344	241,020
	Everest Re Group Ltd.	831,794	227,845
	Zions Bancorp NA	3,301,033	208,493
	Franklin Resources Inc.	5,929,553	198,581
	Assurant Inc.	1,203,584	187,591
	Globe Life Inc.	1,962,662	183,941
	Invesco Ltd.	7,209,437	165,961
	People's United Financial Inc.	9,036,824	161,036
			90,829,306
		Shares	Market Value• ($000)
Health Care (13.2%)
	UnitedHealth Group Inc.	19,887,839	9,986,479
	Johnson & Johnson	55,589,131	9,509,633
	Pfizer Inc.	118,520,023	6,998,607
	Thermo Fisher Scientific Inc.	8,320,610	5,551,844
	Abbott Laboratories	37,338,408	5,255,008
	AbbVie Inc.	37,330,320	5,054,525
	Eli Lilly & Co.	16,765,305	4,630,913
	Danaher Corp.	13,429,019	4,418,282
	Merck & Co. Inc.	53,337,302	4,087,771
	Medtronic plc	28,417,486	2,939,789
	Bristol-Myers Squibb Co.	46,869,989	2,922,344
	CVS Health Corp.	27,874,078	2,875,490
*	Intuitive Surgical Inc.	7,537,706	2,708,298
	Amgen Inc.	11,893,889	2,675,768
	Zoetis Inc.	9,990,610	2,438,009
	Anthem Inc.	5,125,171	2,375,722
	Gilead Sciences Inc.	26,487,721	1,923,273
	Stryker Corp.	7,089,453	1,895,862
*	Moderna Inc.	7,448,424	1,891,751
*	Edwards Lifesciences Corp.	13,183,357	1,707,904
	Cigna Corp.	6,998,461	1,607,057
	Becton Dickinson and Co.	6,064,158	1,525,014
*	Regeneron Pharmaceuticals Inc.	2,232,398	1,409,804
	HCA Healthcare Inc.	5,057,084	1,299,266
*	Boston Scientific Corp.	30,090,010	1,278,224
	Humana Inc.	2,714,129	1,258,976
*	Illumina Inc.	3,300,395	1,255,602
*	Vertex Pharmaceuticals Inc.	5,368,919	1,179,015
*	IDEXX Laboratories Inc.	1,790,501	1,178,973
*	IQVIA Holdings Inc.	4,034,071	1,138,173
*	DexCom Inc.	2,046,559	1,098,900
	Agilent Technologies Inc.	6,392,510	1,020,564
*	Align Technology Inc.	1,548,470	1,017,623
*	Centene Corp.	12,321,378	1,015,282
	Baxter International Inc.	10,572,399	907,535
*	Mettler-Toledo International Inc.	485,343	823,729
	ResMed Inc.	3,076,953	801,485
	McKesson Corp.	3,224,126	801,421
*	Biogen Inc.	3,101,759	744,174
	West Pharmaceutical Services Inc.	1,564,279	733,662
*	Laboratory Corp. of America Holdings	2,020,626	634,901
	Cerner Corp.	6,212,339	576,940
	Zimmer Biomet Holdings Inc.	4,410,693	560,334
	PerkinElmer Inc.	2,665,427	535,911
	STERIS plc	2,111,608	513,986
*	Waters Corp.	1,288,702	480,170
*	Catalent Inc.	3,613,867	462,683
	Quest Diagnostics Inc.	2,589,556	448,019
	Cooper Cos. Inc.	1,041,378	436,275

9

500 Index Fund
		Shares	Market Value• ($000)
	Bio-Techne Corp.	829,576	429,173
	AmerisourceBergen Corp. Class A	3,158,214	419,695
*	Hologic Inc.	5,352,654	409,799
*	Charles River Laboratories International Inc.	1,065,297	401,383
	Viatris Inc.	25,533,366	345,466
*	ABIOMED Inc.	961,003	345,163
*	Bio-Rad Laboratories Inc. Class A	456,135	344,642
	Teleflex Inc.	989,637	325,076
	Cardinal Health Inc.	5,947,498	306,237
*	Incyte Corp.	3,963,011	290,885
	DENTSPLY SIRONA Inc.	4,616,408	257,549
*	Henry Schein Inc.	2,929,617	227,133
	Universal Health Services Inc. Class B	1,544,805	200,299
	Organon & Co.	5,351,991	162,968
*	DaVita Inc.	1,377,694	156,726
			113,213,164
Industrials (7.7%)
	Union Pacific Corp.	13,574,807	3,419,901
	United Parcel Service Inc. Class B	15,396,529	3,300,092
	Honeywell International Inc.	14,536,702	3,031,048
	Raytheon Technologies Corp.	31,605,319	2,719,954
	Caterpillar Inc.	11,422,477	2,361,483
*	Boeing Co.	11,665,095	2,348,417
	General Electric Co.	23,188,306	2,190,599
	3M Co.	12,168,032	2,161,408
	Deere & Co.	5,957,931	2,042,915
	Lockheed Martin Corp.	5,182,727	1,841,993
	CSX Corp.	46,835,046	1,760,998
	Norfolk Southern Corp.	5,138,472	1,529,774
	Illinois Tool Works Inc.	6,031,215	1,488,504
	Eaton Corp. plc	8,416,697	1,454,574
	Waste Management Inc.	8,126,436	1,356,302
	FedEx Corp.	5,160,644	1,334,749
	Northrop Grumman Corp.	3,146,826	1,218,042
	Johnson Controls International plc	14,965,753	1,216,865
	Emerson Electric Co.	12,623,073	1,173,567
	IHS Markit Ltd.	8,421,898	1,119,439
	Roper Technologies Inc.	2,227,519	1,095,627
	General Dynamics Corp.	4,893,675	1,020,184
	Trane Technologies plc	5,016,233	1,013,430
	Carrier Global Corp.	18,299,495	992,565
	L3Harris Technologies Inc.	4,143,569	883,575
	Parker-Hannifin Corp.	2,726,167	867,248
	Rockwell Automation Inc.	2,449,122	854,376
	Cintas Corp.	1,856,154	822,592
	Otis Worldwide Corp.	8,969,349	780,961
	Verisk Analytics Inc. Class A	3,402,994	778,367
	Fastenal Co.	12,145,434	778,037
		Shares	Market Value• ($000)
	Equifax Inc.	2,576,089	754,253
	AMETEK Inc.	4,884,680	718,243
	Old Dominion Freight Line Inc.	1,967,007	704,936
*	TransDigm Group Inc.	1,105,447	703,374
*	Copart Inc.	4,505,954	683,193
	Cummins Inc.	3,020,191	658,824
	Stanley Black & Decker Inc.	3,442,362	649,298
	PACCAR Inc.	7,330,612	647,000
	Republic Services Inc. Class A	4,418,679	616,185
	Fortive Corp.	7,570,754	577,573
	Dover Corp.	3,039,799	552,027
*	Southwest Airlines Co.	12,496,818	535,364
	Ingersoll Rand Inc.	8,605,218	532,405
*	Delta Air Lines Inc.	13,511,501	528,029
*	United Rentals Inc.	1,528,531	507,916
	Expeditors International of Washington Inc.	3,576,200	480,248
	WW Grainger Inc.	913,643	473,486
*	Generac Holdings Inc.	1,332,167	468,816
	Xylem Inc.	3,806,831	456,515
	Jacobs Engineering Group Inc.	2,751,785	383,131
	IDEX Corp.	1,604,980	379,289
	Westinghouse Air Brake Technologies Corp.	3,946,601	363,521
	JB Hunt Transport Services Inc.	1,774,184	362,643
	Masco Corp.	5,156,257	362,072
	Textron Inc.	4,656,005	359,444
	Quanta Services Inc.	3,010,190	345,148
	Fortune Brands Home & Security Inc.	2,867,466	306,532
*	United Airlines Holdings Inc.	6,840,696	299,486
	CH Robinson Worldwide Inc.	2,745,976	295,549
	Leidos Holdings Inc.	2,964,342	263,530
	Robert Half International Inc.	2,351,477	262,237
	Howmet Aerospace Inc.	8,122,329	258,534
	Pentair plc	3,494,110	255,175
	Allegion plc	1,893,291	250,747
*	American Airlines Group Inc.	13,669,677	245,507
	Snap-on Inc.	1,134,956	244,447
	A O Smith Corp.	2,810,498	241,281
	Rollins Inc.	4,780,239	163,532
	Huntington Ingalls Industries Inc.	845,194	157,832
	Nielsen Holdings plc	7,572,104	155,304
*	Alaska Air Group Inc.	2,644,976	137,803
			66,298,015
Information Technology (29.0%)
	Apple Inc.	329,111,779	58,440,379
	Microsoft Corp.	158,536,434	53,318,974
	NVIDIA Corp.	52,789,400	15,525,890
	Visa Inc. Class A	35,161,122	7,619,767
	Mastercard Inc. Class A	18,317,734	6,581,928
	Broadcom Inc.	8,691,603	5,783,480
*	Adobe Inc.	10,046,860	5,697,172

10

500 Index Fund
		Shares	Market Value• ($000)
	Cisco Systems Inc.	89,058,783	5,643,655
	Accenture plc Class A	13,337,578	5,529,093
*	salesforce.com Inc.	20,672,360	5,253,467
*	PayPal Holdings Inc.	24,809,649	4,678,604
	Intel Corp.	85,877,844	4,422,709
	QUALCOMM Inc.	23,649,770	4,324,833
	Intuit Inc.	5,979,319	3,846,018
	Texas Instruments Inc.	19,501,073	3,675,367
*	Advanced Micro Devices Inc.	25,499,769	3,669,417
	Applied Materials Inc.	19,066,347	3,000,280
	Oracle Corp.	34,056,947	2,970,106
*	ServiceNow Inc.	4,202,082	2,727,613
	International Business Machines Corp.	18,936,466	2,531,048
	Micron Technology Inc.	23,620,704	2,200,269
	Automatic Data Processing Inc.	8,897,882	2,194,040
	Lam Research Corp.	2,973,148	2,138,139
	Analog Devices Inc.	11,348,173	1,994,668
	Fidelity National Information Services Inc.	12,858,289	1,403,482
	KLA Corp.	3,201,716	1,377,090
*	Autodesk Inc.	4,642,420	1,305,402
*	Fiserv Inc.	12,547,330	1,302,287
	NXP Semiconductors NV	5,615,583	1,279,118
*	Synopsys Inc.	3,220,325	1,186,690
	TE Connectivity Ltd.	6,890,828	1,111,766
	Xilinx Inc.	5,234,376	1,109,845
	Amphenol Corp. Class A	12,629,171	1,104,547
*	Cadence Design Systems Inc.	5,852,275	1,090,571
*	Fortinet Inc.	2,865,589	1,029,893
	Microchip Technology Inc.	11,717,495	1,020,125
	Cognizant Technology Solutions Corp. Class A	11,091,227	984,014
	Motorola Solutions Inc.	3,566,726	969,079
	Paychex Inc.	6,776,691	925,018
	HP Inc.	24,338,266	916,822
	Global Payments Inc.	6,126,973	828,244
*	Keysight Technologies Inc.	3,889,701	803,262
*	EPAM Systems Inc.	1,197,647	800,567
*	ANSYS Inc.	1,842,513	739,069
*	Arista Networks Inc.	4,736,575	680,883
*	Zebra Technologies Corp. Class A	1,128,326	671,580
	Corning Inc.	16,219,893	603,867
	CDW Corp.	2,865,761	586,851
*	Gartner Inc.	1,736,334	580,491
	Teradyne Inc.	3,441,720	562,824
	Skyworks Solutions Inc.	3,486,839	540,948
*	Enphase Energy Inc.	2,848,283	521,065
*	VeriSign Inc.	2,040,069	517,810
	Seagate Technology Holdings plc	4,324,390	488,570
*	Tyler Technologies Inc.	865,534	465,614
*	Trimble Inc.	5,299,395	462,054
	Monolithic Power Systems Inc.	914,705	451,251
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	2,460,981	449,917
	Hewlett Packard Enterprise Co.	27,613,898	435,471
	NetApp Inc.	4,722,125	434,388
*	Teledyne Technologies Inc.	984,964	430,321
*	Western Digital Corp.	6,578,299	428,971
*	Paycom Software Inc.	1,016,197	421,915
*	Akamai Technologies Inc.	3,430,556	401,512
*	FleetCor Technologies Inc.	1,715,241	383,940
*	Qorvo Inc.	2,328,432	364,144
	NortonLifeLock Inc.	12,288,551	319,257
*	F5 Inc.	1,272,969	311,508
*	SolarEdge Technologies Inc.	1,107,970	310,863
*	Ceridian HCM Holding Inc.	2,877,012	300,533
*	PTC Inc.	2,229,912	270,154
	Jack Henry & Associates Inc.	1,563,725	261,126
	Citrix Systems Inc.	2,634,684	249,215
	Juniper Networks Inc.	6,867,429	245,236
*	DXC Technology Co.	5,326,559	171,462
*	IPG Photonics Corp.	753,187	129,654
*	GreenSky Inc. Class A	719,667	8,175
			248,515,377
Materials (2.6%)
	Linde plc	10,822,950	3,749,395
	Sherwin-Williams Co.	5,093,540	1,793,741
	Air Products and Chemicals Inc.	4,674,209	1,422,175
	Freeport-McMoRan Inc.	31,008,361	1,293,979
	Ecolab Inc.	5,264,342	1,234,962
	Newmont Corp.	16,838,318	1,044,313
	Dow Inc.	15,617,424	885,820
	DuPont de Nemours Inc.	10,940,158	883,746
	PPG Industries Inc.	5,012,939	864,431
	International Flavors & Fragrances Inc.	5,374,518	809,671
	Corteva Inc.	15,391,796	727,724
	Nucor Corp.	6,034,868	688,880
	Ball Corp.	6,838,913	658,382
	Vulcan Materials Co.	2,801,775	581,592
	Martin Marietta Materials Inc.	1,317,063	580,193
	Albemarle Corp.	2,469,804	577,366
	LyondellBasell Industries NV Class A	5,550,308	511,905
	Amcor plc	32,388,749	388,989
	Celanese Corp. Class A	2,299,757	386,497
	International Paper Co.	8,180,892	384,338
	Avery Dennison Corp.	1,748,210	378,610
	Eastman Chemical Co.	2,839,928	343,376
	CF Industries Holdings Inc.	4,530,516	320,670
	Mosaic Co.	7,818,320	307,182
	FMC Corp.	2,677,577	294,239
	Packaging Corp. of America	2,005,210	273,009

11

500 Index Fund
		Shares	Market Value• ($000)
	Westrock Co.	5,634,366	249,941
	Sealed Air Corp.	3,129,823	211,169
			21,846,295
Real Estate (2.8%)
	American Tower Corp.	9,616,381	2,812,791
	Prologis Inc.	15,611,398	2,628,335
	Crown Castle International Corp.	9,126,261	1,905,016
	Equinix Inc.	1,901,252	1,608,155
	Public Storage	3,221,392	1,206,604
	Simon Property Group Inc.	6,938,952	1,108,636
	Digital Realty Trust Inc.	5,992,422	1,059,880
	SBA Communications Corp. Class A	2,297,015	893,585
	Realty Income Corp.	11,946,429	855,245
	Welltower Inc.	9,190,997	788,312
*	CBRE Group Inc. Class A	7,066,853	766,824
	AvalonBay Communities Inc.	2,950,711	745,320
	Alexandria Real Estate Equities Inc.	2,977,456	663,854
	Equity Residential	7,205,516	652,099
	Weyerhaeuser Co.	15,815,680	651,290
	Extra Space Storage Inc.	2,826,939	640,952
	Mid-America Apartment Communities Inc.	2,430,730	557,707
	Duke Realty Corp.	8,040,282	527,764
	Essex Property Trust Inc.	1,374,153	484,018
	Ventas Inc.	8,432,000	431,044
	Healthpeak Properties Inc.	11,387,230	410,965
	UDR Inc.	6,138,512	368,249
	Boston Properties Inc.	3,002,675	345,848
	Kimco Realty Corp.	13,020,753	320,961
	Iron Mountain Inc.	6,114,177	319,955
*	Host Hotels & Resorts Inc.	15,071,818	262,099
	Regency Centers Corp.	3,254,690	245,241
	Federal Realty Investment Trust	1,477,568	201,422
	Vornado Realty Trust	3,357,544	140,547
			23,602,718
Utilities (2.5%)
	NextEra Energy Inc.	41,432,126	3,868,103
	Duke Energy Corp.	16,242,395	1,703,827
	Southern Co.	22,378,603	1,534,725
	Dominion Energy Inc.	17,101,530	1,343,496
	Exelon Corp.	20,658,803	1,193,252
	American Electric Power Co. Inc.	10,635,120	946,207
		Shares	Market Value• ($000)
	Sempra Energy (XNYS)	6,743,207	891,991
	Xcel Energy Inc.	11,374,431	770,049
	American Water Works Co. Inc.	3,833,033	723,907
	Public Service Enterprise Group Inc.	10,677,244	712,492
	Eversource Energy	7,259,242	660,446
	WEC Energy Group Inc.	6,659,806	646,467
	Edison International	8,020,951	547,430
	DTE Energy Co.	4,090,822	489,017
	Ameren Corp.	5,438,152	484,050
	Consolidated Edison Inc.	5,658,618	482,793
	Entergy Corp.	4,245,326	478,236
	FirstEnergy Corp.	11,492,888	477,989
	PPL Corp.	15,847,661	476,381
	CMS Energy Corp.	6,119,366	398,065
	CenterPoint Energy Inc.	13,282,544	370,716
	AES Corp.	14,072,154	341,953
	Evergy Inc.	4,842,582	332,250
	Alliant Energy Corp.	5,286,240	324,945
	Atmos Energy Corp.	2,797,344	293,078
	NiSource Inc.	8,298,606	229,125
	NRG Energy Inc.	5,168,885	222,676
	Pinnacle West Capital Corp.	2,380,712	168,054
			21,111,720
Total Common Stocks (Cost $429,622,523)			851,558,856
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $3,943,293)	39,443,395	3,943,945
Total Investments (99.9%) (Cost $433,565,816)			855,502,801
Other Assets and Liabilities—Net (0.1%)			578,715
Net Assets (100%)			856,081,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,699,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,645,000 was received for securities on loan.

12

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	17,007	4,046,390	90,333

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	8/31/22	BANA	154,429	(0.570)[1]	1,781	—
Kroger Co.	1/31/22	GSI	46,220	(0.108)[2]	—	(962)
Netflix Inc.	8/31/22	BANA	60,244	(0.070)[1]	—	(4)
Signature Bank	8/31/23	BANA	64,694	(0.820)[1]	—	(15)
State Street Corp.	8/31/23	BANA	176,700	(0.670)[1]	988	—
Visa Inc. Class A	8/31/22	BANA	54,178	0.030[1]	95	—
Williams Cos. Inc.	8/31/22	BANA	41,664	(0.470)[1]	959	—
					3,823	(981)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $31,311,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
13

500 Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $429,622,523)	851,558,856
Affiliated Issuers (Cost $3,943,293)	3,943,945
Total Investments in Securities	855,502,801
Investment in Vanguard	27,259
Cash Collateral Pledged—Futures Contracts	195,589
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,090
Receivables for Investment Securities Sold	388,831
Receivables for Accrued Income	528,014
Receivables for Capital Shares Issued	453,802
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,823
Total Assets	857,101,209
Liabilities
Due to Custodian	14,165
Payables for Investment Securities Purchased	34,377
Collateral for Securities on Loan	33,645
Payables for Capital Shares Redeemed	912,564
Payables to Vanguard	12,269
Variation Margin Payable—Futures Contracts	11,692
Unrealized Depreciation—Over-the-Counter Swap Contracts	981
Total Liabilities	1,019,693
Net Assets	856,081,516
14

500 Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	442,138,249
Total Distributable Earnings (Loss)	413,943,267
Net Assets	856,081,516

Investor Shares—Net Assets
Applicable to 10,257,635 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,511,974
Net Asset Value Per Share—Investor Shares	$439.86

ETF Shares—Net Assets
Applicable to 641,164,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	279,849,657
Net Asset Value Per Share—ETF Shares	$436.47

Admiral Shares—Net Assets
Applicable to 1,030,491,482 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	453,239,325
Net Asset Value Per Share—Admiral Shares	$439.83

Institutional Select Shares—Net Assets
Applicable to 508,370,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,480,560
Net Asset Value Per Share—Institutional Select Shares	$233.06

See accompanying Notes, which are an integral part of the Financial Statements.
15

500 Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	10,462,119
Interest[2]	2,064
Securities Lending—Net	3,503
Total Income	10,467,686
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12,702
Management and Administrative—Investor Shares	6,222
Management and Administrative—ETF Shares	53,650
Management and Administrative—Admiral Shares	141,142
Management and Administrative—Institutional Select Shares	8,566
Marketing and Distribution—Investor Shares	240
Marketing and Distribution—ETF Shares	9,348
Marketing and Distribution—Admiral Shares	11,390
Marketing and Distribution—Institutional Select Shares	2
Custodian Fees	2,547
Auditing Fees	46
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	2,083
Shareholders’ Reports—Admiral Shares	1,931
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	219
Total Expenses	250,089
Net Investment Income	10,217,597
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	30,213,184
Futures Contracts	608,552
Swap Contracts	148,534
Realized Net Gain (Loss)	30,970,270
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	147,156,820
Futures Contracts	61,498
Swap Contracts	(2,581)
Change in Unrealized Appreciation (Depreciation)	147,215,737
Net Increase (Decrease) in Net Assets Resulting from Operations	188,403,604
1	Dividends are net of foreign withholding taxes of $1,442,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,063,000, $42,000, $83,000, and ($274,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $30,494,518,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
16

500 Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,217,597	10,026,083
Realized Net Gain (Loss)	30,970,270	26,755,026
Change in Unrealized Appreciation (Depreciation)	147,215,737	63,111,484
Net Increase (Decrease) in Net Assets Resulting from Operations	188,403,604	99,892,593
Distributions
Investor Shares	(59,162)	(71,146)
ETF Shares	(3,296,146)	(2,722,198)
Admiral Shares	(5,602,317)	(5,575,193)
Institutional Select Shares	(1,515,092)	(1,461,548)
Total Distributions	(10,472,717)	(9,830,085)
Capital Share Transactions
Investor Shares	(1,095,734)	(861,357)
ETF Shares	47,041,730	21,243,502
Admiral Shares	(2,715,238)	(10,267,593)
Institutional Select Shares	(1,997,365)	434,639
Net Increase (Decrease) from Capital Share Transactions	41,233,393	10,549,191
Total Increase (Decrease)	219,164,280	100,611,699
Net Assets
Beginning of Period	636,917,236	536,305,537
End of Period	856,081,516	636,917,236

See accompanying Notes, which are an integral part of the Financial Statements.
17

500 Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$346.60	$298.16	$231.44	$246.82	$206.57
Investment Operations
Net Investment Income[1]	4.910	5.128	4.801	4.896	4.221
Net Realized and Unrealized Gain (Loss) on Investments	93.389	48.323	67.211	(15.776)	40.205
Total from Investment Operations	98.299	53.451	72.012	(10.880)	44.426
Distributions
Dividends from Net Investment Income	(5.039)	(5.011)	(5.292)	(4.500)	(4.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.039)	(5.011)	(5.292)	(4.500)	(4.176)
Net Asset Value, End of Period	$439.86	$346.60	$298.16	$231.44	$246.82
Total Return[2]	28.53%	18.25%	31.33%	-4.52%	21.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,512	$4,504	$4,723	$23,162	$27,656
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.73%	1.82%	1.95%	1.87%
Portfolio Turnover Rate[3]	2%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$343.93	$295.87	$229.68	$244.94	$205.00
Investment Operations
Net Investment Income[1]	5.353	5.413	5.298	5.196	4.434
Net Realized and Unrealized Gain (Loss) on Investments	92.624	47.950	66.463	(15.719)	39.874
Total from Investment Operations	97.977	53.363	71.761	(10.523)	44.308
Distributions
Dividends from Net Investment Income	(5.437)	(5.303)	(5.571)	(4.737)	(4.368)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.437)	(5.303)	(5.571)	(4.737)	(4.368)
Net Asset Value, End of Period	$436.47	$343.93	$295.87	$229.68	$244.94
Total Return	28.66%	18.35%	31.46%	-4.42%	21.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$279,850	$177,991	$130,728	$90,639	$83,640
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.83%	1.98%	2.06%	1.97%
Portfolio Turnover Rate[2]	2%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$346.57	$298.14	$231.44	$246.82	$206.57
Investment Operations
Net Investment Income[1]	5.326	5.427	5.319	5.181	4.458
Net Realized and Unrealized Gain (Loss) on Investments	93.371	48.314	66.962	(15.808)	40.193
Total from Investment Operations	98.697	53.741	72.281	(10.627)	44.651
Distributions
Dividends from Net Investment Income	(5.437)	(5.311)	(5.581)	(4.753)	(4.401)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.437)	(5.311)	(5.581)	(4.753)	(4.401)
Net Asset Value, End of Period	$439.83	$346.57	$298.14	$231.44	$246.82
Total Return[2]	28.66%	18.37%	31.46%	-4.43%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453,239	$359,553	$319,624	$230,375	$235,232
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.83%	1.97%	2.05%	1.97%
Portfolio Turnover Rate[3]	2%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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500 Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$183.64	$157.98	$122.64	$130.79	$109.45
Investment Operations
Net Investment Income[1]	2.885	2.924	2.857	2.808	2.423
Net Realized and Unrealized Gain (Loss) on Investments	49.478	25.597	35.484	(8.400)	21.283
Total from Investment Operations	52.363	28.521	38.341	(5.592)	23.706
Distributions
Dividends from Net Investment Income	(2.943)	(2.861)	(3.001)	(2.558)	(2.366)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.943)	(2.861)	(3.001)	(2.558)	(2.366)
Net Asset Value, End of Period	$233.06	$183.64	$157.98	$122.64	$130.79
Total Return	28.70%	18.40%	31.49%	-4.40%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,481	$94,870	$81,230	$56,531	$44,907
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.86%	2.00%	2.08%	2.00%
Portfolio Turnover Rate[2]	2%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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500 Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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500 Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
24

500 Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $27,259,000, representing less than 0.01% of the fund’s net assets and 10.90% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	851,558,856	—	—	851,558,856
Temporary Cash Investments	3,943,945	—	—	3,943,945
Total	855,502,801	—	—	855,502,801
Derivative Financial Instruments
Assets
Futures Contracts[1]	90,333	—	—	90,333
Swap Contracts	—	3,823	—	3,823
Total	90,333	3,823	—	94,156
Liabilities
Swap Contracts	—	981	—	981
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	30,493,819
Total Distributable Earnings (Loss)	(30,493,819)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	158,544
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(7,943,854)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	421,728,577
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500 Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	10,472,717	9,830,085
Long-Term Capital Gains	—	—
Total	10,472,717	9,830,085
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	433,774,224
Gross Unrealized Appreciation	435,085,394
Gross Unrealized Depreciation	(13,356,817)
Net Unrealized Appreciation (Depreciation)	421,728,577
E.	During the year ended December 31, 2021, the fund purchased $97,675,825,000 of investment securities and sold $57,757,704,000 of investment securities, other than temporary cash investments. Purchases and sales include $73,377,274,000 and $40,328,054,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $2,237,588,000 and sales were $1,950,161,000, resulting in net realized loss of $19,270,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	172,587	443	200,895	689
Issued in Lieu of Cash Distributions	59,155	150	71,140	244
Redeemed	(1,327,476)	(3,329)	(1,133,392)	(3,781)
Net Increase (Decrease)—Investor Shares	(1,095,734)	(2,736)	(861,357)	(2,848)
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500 Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	79,932,127	204,970	63,687,902	221,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(32,890,397)	(81,325)	(42,444,400)	(146,025)
Net Increase (Decrease)—ETF Shares	47,041,730	123,645	21,243,502	75,682
Admiral Shares
Issued	40,334,657	103,425	41,835,006	146,878
Issued in Lieu of Cash Distributions	4,903,407	12,411	4,891,793	16,726
Redeemed	(47,953,302)	(122,796)	(56,994,392)	(198,197)
Net Increase (Decrease)—Admiral Shares	(2,715,238)	(6,960)	(10,267,593)	(34,593)
Institutional Select Shares
Issued	10,078,153	48,403	6,510,968	41,288
Issued in Lieu of Cash Distributions	1,515,092	7,237	1,461,548	9,420
Redeemed	(13,590,610)	(63,866)	(7,537,877)	(48,280)
Net Increase (Decrease)—Institutional Select Shares	(1,997,365)	(8,226)	434,639	2,428
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
29

Special 2021 tax information (unaudited) for Vanguard 500 Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, 93.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $10,156,441,000 of qualified dividend income to shareholders during the fiscal year.
The fund distributed $316,276,000 of qualified business income to shareholders during the fiscal year.
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The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S& P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard 500 Index Fund or the timing of the issuance or sale of Vanguard 500 Index Fund or in the determination or calculation of the equation by which Vanguard 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964
Vanguard Marketing Corporation, Distributor.
Q400 022022

Annual Report  |  December 31, 2021
Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for the three Vanguard Small-Cap Index Funds ranged from 5.58% for Investor Shares of Vanguard Small-Cap Growth Index Fund to 28.11% for Institutional Shares of Vanguard Small-Cap Value Index Fund. Each fund closely tracked its target index.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the period began, helping some of the hardest-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks performed strongly even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	The broad U.S. stock market, as measured by the CRSP US Total Market Index, returned 25.72%. Value stocks outperformed growth stocks for the 12 months.
•	All three funds benefited from their industrial holdings as well as consumer discretionary. Financials were strong for the Small-Cap Index and Value Index Funds. Real estate contributed to the Growth Index Fund’s results. Health care was the weakest performer for all three funds.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,010.90	$0.86
ETF Shares	1,000.00	1,011.40	0.25
Admiral™ Shares	1,000.00	1,011.50	0.25
Institutional Shares	1,000.00	1,011.50	0.20
Institutional Plus Shares	1,000.00	1,011.60	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$973.40	$0.95
ETF Shares	1,000.00	973.90	0.35
Admiral Shares	1,000.00	973.90	0.35
Institutional Shares	1,000.00	974.00	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,040.00	$0.98
ETF Shares	1,000.00	1,040.40	0.36
Admiral Shares	1,000.00	1,040.40	0.36
Institutional Shares	1,000.00	1,040.70	0.31
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Investor Shares	17.59%	13.35%	14.01%	$37,115
Spliced Small-Cap Index	17.71	13.47	14.14	37,526
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Small-Cap Index: MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund ETF Shares Net Asset Value	17.72%	13.48%	14.16%	$37,581
Small-Cap Index Fund ETF Shares Market Price	17.67	13.48	14.16	37,608
Spliced Small-Cap Index	17.71	13.47	14.14	37,526
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
4

Small-Cap Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Index Fund Admiral Shares	17.73%	13.49%	14.16%	$37,596
Spliced Small-Cap Index	17.71	13.47	14.14	37,526
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Index Fund Institutional Shares	17.73%	13.50%	14.17%	$18,815,564
Spliced Small-Cap Index	17.71	13.47	14.14	18,763,151
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Small-Cap Index Fund Institutional Plus Shares	17.75%	13.51%	14.19%	$376,898,160
Spliced Small-Cap Index	17.71	13.47	14.14	375,263,020
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	450,503,240
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Small-Cap Index Fund ETF Shares Market Price	17.67%	88.22%	276.08%
Small-Cap Index Fund ETF Shares Net Asset Value	17.72	88.23	275.81
Spliced Small-Cap Index	17.71	88.13	275.26
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Small-Cap Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	4.2%
Consumer Discretionary	15.4
Consumer Staples	3.0
Energy	4.3
Financials	14.8
Health Care	11.7
Industrials	19.4
Real Estate	9.4
Technology	13.1
Telecommunications	1.6
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (4.1%)
	Mosaic Co.	9,345,573	367,188
	Steel Dynamics Inc.	4,755,643	295,183
	Alcoa Corp.	4,719,390	281,181
	Reliance Steel & Aluminum Co.	1,580,803	256,438
*	Cleveland-Cliffs Inc.	11,353,546	247,167
	Olin Corp.	3,618,549	208,139
	CF Industries Holdings Inc.	2,705,329	191,483
	Royal Gold Inc.	1,655,383	174,163
	Huntsman Corp.	4,951,646	172,713
	Valvoline Inc.	4,541,220	169,342
	Scotts Miracle-Gro Co.	973,934	156,803
*	RBC Bearings Inc.	727,950	147,024
	United States Steel Corp.	6,134,357	146,059
	Ashland Global Holdings Inc.	1,291,377	139,030
	Chemours Co.	4,108,910	137,895
	Balchem Corp.	816,791	137,711
	UFP Industries Inc.	1,483,060	136,456
	Avient Corp.	2,306,545	129,051
	Element Solutions Inc.	5,306,466	128,841
*	Univar Solutions Inc.	4,310,182	122,194
	Timken Co.	1,720,734	119,230
	Commercial Metals Co.	3,064,842	111,223
*	Hexcel Corp.	2,112,944	109,450
	Sensient Technologies Corp.	1,059,778	106,041
*,1	MP Materials Corp.	2,242,150	101,838
*	Livent Corp.	4,074,711	99,341
	Mueller Industries Inc.	1,373,838	81,551
	Cabot Corp.	1,428,394	80,276
*	Arconic Corp.	2,412,361	79,632
	Quaker Chemical Corp.	337,970	77,997
*	Ingevity Corp.	988,417	70,869
	Hecla Mining Co.	13,557,497	70,770
	Boise Cascade Co.	990,910	70,553
		Shares	Market Value• ($000)
	Tronox Holdings plc Class A	2,909,367	69,912
	NewMarket Corp.	200,991	68,884
	Stepan Co.	535,251	66,526
	Minerals Technologies Inc.	836,063	61,158
	GrafTech International Ltd.	4,975,108	58,856
	Innospec Inc.	619,791	55,992
	Materion Corp.	514,757	47,327
	Compass Minerals International Inc.	854,750	43,661
	Worthington Industries Inc.	775,927	42,412
*	GCP Applied Technologies Inc.	1,292,573	40,923
	Westlake Chemical Corp.	402,427	39,088
	Kaiser Aluminum Corp.	396,369	37,235
*	Kraton Corp.	768,721	35,607
	Carpenter Technology Corp.	1,202,636	35,105
	Schnitzer Steel Industries Inc. Class A	614,857	31,923
*	Coeur Mining Inc.	5,939,875	29,937
*	Amyris Inc.	4,649,881	25,156
	Schweitzer-Mauduit International Inc.	811,134	24,253
*	Century Aluminum Co.	1,275,072	21,115
	Glatfelter Corp.	1,145,140	19,696
*	Koppers Holdings Inc.	523,641	16,390
	Ecovyst Inc.	1,594,780	16,331
*,1	Zymergen Inc.	1,152,594	7,711
	American Vanguard Corp.	379	6
7

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Tredegar Corp.	429	5
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/22	19	—
			5,818,041
Consumer Discretionary (15.3%)
*	Floor & Decor Holdings Inc. Class A	2,530,486	328,988
	Williams-Sonoma Inc.	1,849,697	312,839
*	Liberty Media Corp.-Liberty Formula One Class C	4,916,052	310,891
*	Five Below Inc.	1,412,921	292,319
	Tapestry Inc.	6,941,723	281,834
	Service Corp. International	3,953,564	280,663
*	SiteOne Landscape Supply Inc.	1,127,786	273,240
	Pool Corp.	480,696	272,074
*	Deckers Outdoor Corp.	692,535	253,682
*	Capri Holdings Ltd.	3,794,591	246,307
*	BJ's Wholesale Club Holdings Inc.	3,665,255	245,462
	Aramark	6,458,641	238,001
*	RH	432,197	231,632
	Tempur Sealy International Inc.	4,857,015	228,425
	Lithia Motors Inc. Class A	763,744	226,794
*	Penn National Gaming Inc.	4,275,520	221,686
	Bath & Body Works Inc.	3,168,409	221,123
	Toll Brothers Inc.	2,918,180	211,247
	Newell Brands Inc.	9,659,602	210,966
	Wyndham Hotels & Resorts Inc.	2,351,222	210,787
	Churchill Downs Inc.	868,462	209,212
	Gentex Corp.	5,967,944	207,983
	Macy's Inc.	7,548,623	197,623
*	Norwegian Cruise Line Holdings Ltd.	9,327,451	193,451
	New York Times Co. Class A	4,002,875	193,339
*	Avis Budget Group Inc.	925,528	191,927
*	Bright Horizons Family Solutions Inc.	1,522,063	191,597
	PVH Corp.	1,791,650	191,079
*	Mattel Inc.	8,836,535	190,516
*	Planet Fitness Inc. Class A	2,101,846	190,385
	Kohl's Corp.	3,795,355	187,453
	Interpublic Group of Cos. Inc.	4,965,193	185,946
		Shares	Market Value• ($000)
	Nielsen Holdings plc	9,054,099	185,700
*	Crocs Inc.	1,410,489	180,853
*	Fox Factory Holding Corp.	1,061,699	180,595
*	YETI Holdings Inc.	2,100,643	173,996
	Marriott Vacations Worldwide Corp.	1,020,617	172,464
*	IAA Inc.	3,399,706	172,093
*	Zynga Inc. Class A	26,837,771	171,762
	Vail Resorts Inc.	510,474	167,384
*	Alaska Air Group Inc.	3,160,518	164,663
[1]	Dick's Sporting Goods Inc.	1,428,146	164,222
	AMERCO	222,706	161,736
	Polaris Inc.	1,454,061	159,816
*	Scientific Games Corp.	2,311,766	154,495
*	Goodyear Tire & Rubber Co.	7,091,805	151,197
	Texas Roadhouse Inc. Class A	1,669,204	149,027
*	Helen of Troy Ltd.	608,555	148,773
	Nexstar Media Group Inc. Class A	979,004	147,810
*	Skechers USA Inc. Class A	3,402,347	147,662
	Hanesbrands Inc.	8,806,402	147,243
*	American Airlines Group Inc.	8,161,395	146,579
	Harley-Davidson Inc.	3,878,839	146,193
*	AutoNation Inc.	1,239,527	144,839
	Choice Hotels International Inc.	912,757	142,381
*	Terminix Global Holdings Inc.	3,053,134	138,093
	Thor Industries Inc.	1,329,877	138,001
	Lear Corp.	751,525	137,491
	Leggett & Platt Inc.	3,195,315	131,519
	Ralph Lauren Corp.	1,105,941	131,452
*	Boyd Gaming Corp.	1,984,198	130,104
	Wingstop Inc.	752,210	129,982
	Gap Inc.	7,111,769	125,523
*	Victoria's Secret & Co.	2,228,016	123,744
	Murphy USA Inc.	613,844	122,302
*,1	GameStop Corp. Class A	820,133	121,700
	Travel + Leisure Co.	2,174,956	120,210
*	Hilton Grand Vacations Inc.	2,265,534	118,057
*	Hyatt Hotels Corp. Class A	1,204,619	115,523
*	Meritage Homes Corp.	941,308	114,896
	Foot Locker Inc.	2,617,399	114,197
*	JetBlue Airways Corp.	8,003,869	113,975
	Signet Jewelers Ltd.	1,271,521	110,660

8

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Papa John's International Inc.	825,758	110,214
*	Skyline Champion Corp.	1,361,608	107,540
*	Chegg Inc.	3,470,313	106,539
	Wendy's Co.	4,454,646	106,243
	H&R Block Inc.	4,428,403	104,333
*	Academy Sports & Outdoors Inc.	2,357,651	103,501
	TEGNA Inc.	5,574,056	103,454
*	Taylor Morrison Home Corp. Class A	2,943,583	102,908
	Carter's Inc.	1,012,048	102,439
*	National Vision Holdings Inc.	2,085,197	100,069
*	Asbury Automotive Group Inc.	570,185	98,488
*	Under Armour Inc. Class C	5,383,354	97,116
[1]	American Eagle Outfitters Inc.	3,825,277	96,856
*	Under Armour Inc. Class A	4,556,778	96,558
*	Callaway Golf Co.	3,512,381	96,380
*	Sonos Inc.	3,207,207	95,575
	LCI Industries	605,605	94,396
*,1	Luminar Technologies Inc. Class A	5,571,353	94,212
*	Leslie's Inc.	3,976,587	94,086
	KB Home	2,096,235	93,765
	Steven Madden Ltd.	1,946,186	90,439
	Columbia Sportswear Co.	905,260	88,209
*	Coty Inc. Class A	8,261,024	86,741
*	Grand Canyon Education Inc.	1,009,319	86,509
*	LGI Homes Inc.	550,605	85,057
	Group 1 Automotive Inc.	433,246	84,578
	Dana Inc.	3,628,250	82,797
*	SeaWorld Entertainment Inc.	1,264,770	82,033
	MDC Holdings Inc.	1,423,471	79,472
*	Six Flags Entertainment Corp.	1,838,477	78,282
*	Visteon Corp.	704,334	78,280
*	Tri Pointe Homes Inc.	2,803,250	78,183
*	Frontdoor Inc.	2,132,195	78,145
*	Dorman Products Inc.	676,156	76,412
	Cracker Barrel Old Country Store Inc.	592,423	76,209
	MillerKnoll Inc.	1,908,184	74,782
	Penske Automotive Group Inc.	690,679	74,055
	Red Rock Resorts Inc. Class A	1,333,577	73,360
		Shares	Market Value• ($000)
*	Madison Square Garden Sports Corp.	419,695	72,914
*	Gentherm Inc.	836,558	72,697
*	Allegiant Travel Co.	387,327	72,446
	Rent-A-Center Inc.	1,500,785	72,098
*	Sabre Corp.	8,144,199	69,959
*	TripAdvisor Inc.	2,528,204	68,919
*,1	Figs Inc. Class A	2,487,261	68,549
*	Shake Shack Inc. Class A	937,102	67,621
	Qurate Retail Inc. Class A	8,816,632	67,006
	Kontoor Brands Inc.	1,299,273	66,588
	Rush Enterprises Inc. Class A	1,183,282	65,838
*	Coursera Inc.	2,656,761	64,931
*,1	PROG Holdings Inc.	1,429,390	64,480
*	Ollie's Bargain Outlet Holdings Inc.	1,257,580	64,376
*	Nordstrom Inc.	2,810,497	63,573
*	Overstock.com Inc.	1,030,960	60,837
	John Wiley & Sons Inc. Class A	1,061,066	60,767
	Graham Holdings Co. Class B	95,147	59,926
	Wolverine World Wide Inc.	2,073,963	59,751
*	Spirit Airlines Inc.	2,726,739	59,579
*,1	Fisker Inc.	3,713,043	58,406
	Levi Strauss & Co. Class A	2,310,200	57,824
*	Revolve Group Inc. Class A	1,001,519	56,125
	World Wrestling Entertainment Inc. Class A	1,123,714	55,444
*	Knowles Corp.	2,333,008	54,476
*	Sally Beauty Holdings Inc.	2,848,635	52,586
*	Abercrombie & Fitch Co. Class A	1,486,023	51,758
*	iHeartMedia Inc. Class A	2,414,397	50,799
*	Cardlytics Inc.	752,500	49,733
*	SkyWest Inc.	1,264,956	49,713
*	Central Garden & Pet Co. Class A	1,026,552	49,120
*	Madison Square Garden Entertainment Corp.	697,534	49,065
*	Cheesecake Factory Inc.	1,244,655	48,728
*	KAR Auction Services Inc.	3,071,361	47,975
*	Bloomin' Brands Inc.	2,243,486	47,068
	Inter Parfums Inc.	438,479	46,873
	Monro Inc.	801,638	46,711

9

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ODP Corp.	1,167,130	45,845
*	Boot Barn Holdings Inc.	372,397	45,823
	PriceSmart Inc.	617,446	45,179
*	iRobot Corp.	677,715	44,648
*	ACV Auctions Inc. Class A	2,349,893	44,272
	Acushnet Holdings Corp.	833,272	44,230
*	Lions Gate Entertainment Corp. Class B	2,864,934	44,091
	Jack in the Box Inc.	501,465	43,868
	HNI Corp.	1,037,802	43,640
*	Urban Outfitters Inc.	1,477,193	43,370
*	Driven Brands Holdings Inc.	1,261,734	42,419
*	Sleep Number Corp.	549,654	42,103
*	Brinker International Inc.	1,142,819	41,816
*	elf Beauty Inc.	1,246,101	41,383
*	Cinemark Holdings Inc.	2,554,699	41,182
	Camping World Holdings Inc. Class A	1,017,022	41,088
	Oxford Industries Inc.	403,716	40,985
	La-Z-Boy Inc.	1,102,598	40,035
*,1	Petco Health & Wellness Co. Inc. Class A	1,993,303	39,447
	Big Lots Inc.	833,515	37,550
*	Stitch Fix Inc. Class A	1,983,132	37,521
*	Dave & Buster's Entertainment Inc.	967,886	37,167
*	2U Inc.	1,829,552	36,719
*,1	ContextLogic Inc. Class A	11,601,192	36,080
	Dillard's Inc. Class A	146,517	35,900
*,1	Bed Bath & Beyond Inc.	2,413,426	35,188
*	Adtalem Global Education Inc.	1,183,287	34,978
*	Cavco Industries Inc.	109,308	34,722
*	Liberty Media Corp.-Liberty Formula One Class A	578,024	34,300
*	Stride Inc.	1,022,537	34,081
*	GoPro Inc. Class A	3,254,487	33,554
*	Vista Outdoor Inc.	719,569	33,151
	Sinclair Broadcast Group Inc. Class A	1,229,937	32,507
	Strategic Education Inc.	553,855	32,035
*	Dine Brands Global Inc.	420,201	31,855
	Buckle Inc.	748,513	31,670
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	452,961	30,810
*	Clear Channel Outdoor Holdings Inc.	9,085,877	30,074
*	G-III Apparel Group Ltd.	1,059,808	29,293
	EW Scripps Co. Class A	1,500,156	29,028
*	Selectquote Inc.	3,147,314	28,515
*	Mister Car Wash Inc.	1,527,605	27,818
	Matthews International Corp. Class A	745,425	27,335
*	Cars.com Inc.	1,687,566	27,153
*,1	Dutch Bros Inc. Class A	519,393	26,442
*	American Axle & Manufacturing Holdings Inc.	2,780,460	25,942
*,1	Canoo Inc.	3,354,644	25,898
*	AMC Networks Inc. Class A	748,229	25,769
*	Zumiez Inc.	535,370	25,692
	Sonic Automotive Inc. Class A	511,449	25,291
	Interface Inc. Class A	1,523,502	24,300
*	Lions Gate Entertainment Corp. Class A	1,458,762	24,274
*	Tenneco Inc. Class A	2,110,410	23,848
	Guess? Inc.	1,005,156	23,802
*	RealReal Inc.	1,998,578	23,203
	Steelcase Inc. Class A	1,975,628	23,154
*	Hawaiian Holdings Inc.	1,255,598	23,065
*	Sun Country Airlines Holdings Inc.	806,192	21,969
*	WW International Inc.	1,346,164	21,714
*	Designer Brands Inc. Class A	1,471,352	20,908
*	Rush Street Interactive Inc.	1,263,375	20,846
*,1	Corsair Gaming Inc.	965,175	20,278
*	BJ's Restaurants Inc.	571,543	19,747
*,1	Portillo's Inc. Class A	520,493	19,539
	Aaron's Co. Inc.	791,342	19,507
*,1	Vizio Holding Corp. Class A	972,049	18,887
*	Latham Group Inc.	751,898	18,820
	Scholastic Corp.	458,414	18,318
*	Life Time Group Holdings Inc.	988,628	17,014
*,1	ThredUp Inc. Class A	1,309,574	16,710
*	PowerSchool Holdings Inc. Class A	990,806	16,319
[1]	Krispy Kreme Inc.	857,886	16,231

10

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Quotient Technology Inc.	2,177,385	16,156
	Laureate Education Inc. Class A	1,294,162	15,841
*	Angi Inc. Class A	1,707,236	15,724
*	Poshmark Inc. Class A	886,702	15,101
*	Children's Place Inc.	179,811	14,257
*	Integral Ad Science Holding Corp.	597,623	13,273
*	Duolingo Inc. Class A	118,724	12,598
*	Genesco Inc.	182,628	11,719
*,1	Sweetgreen Inc. Class A	357,460	11,439
*	Frontier Group Holdings Inc.	837,696	11,368
*	Janus International Group Inc.	908,016	11,368
*	Central Garden & Pet Co.	211,879	11,151
*,1	Cricut Inc. Class A	500,314	11,052
	Smith & Wesson Brands Inc.	618,948	11,017
*,1	Lordstown Motors Corp.	3,127,113	10,789
	Caleres Inc.	466,124	10,572
*,1	XL Fleet Corp.	2,866,865	9,489
*	Dream Finders Homes Inc. Class A	485,893	9,451
	Global Industrial Co.	218,705	8,945
*	Sciplay Corp. Class A	593,891	8,184
*,1	Allbirds Inc. Class A	518,064	7,812
*,1	Traeger Inc.	606,463	7,375
*	Udemy Inc.	352,088	6,880
	Rush Enterprises Inc. Class B	124,869	6,739
*,1	Weber Inc. Class A	471,589	6,098
*,1	Solo Brands Inc. Class A	319,256	4,990
*	Arhaus Inc. Class A	367,893	4,875
*	Lands' End Inc.	188,356	3,697
*,1	Brilliant Earth Group Inc. Class A	203,508	3,675
*	El Pollo Loco Holdings Inc.	216,346	3,070
*,1	Revlon Inc. Class A	202,084	2,292
*	Instructure Holdings Inc.	19,478	467
*	Torrid Holdings Inc.	13,798	136
			21,541,372
Consumer Staples (3.0%)
	Bunge Ltd.	3,369,183	314,547
*	Darling Ingredients Inc.	4,081,719	282,822
	Casey's General Stores Inc.	935,249	184,571
		Shares	Market Value• ($000)
*	Performance Food Group Co.	3,889,461	178,487
*	US Foods Holding Corp.	5,053,795	176,024
*	Post Holdings Inc.	1,419,572	160,028
	Ingredion Inc.	1,595,072	154,148
	Flowers Foods Inc.	4,799,838	131,852
*	Boston Beer Co. Inc. Class A	231,450	116,905
	Lamb Weston Holdings Inc.	1,840,573	116,656
	Spectrum Brands Holdings Inc.	1,037,800	105,565
	Molson Coors Beverage Co. Class B	2,275,987	105,492
	Sanderson Farms Inc.	536,241	102,465
*	Freshpet Inc.	1,038,296	98,918
*	Herbalife Nutrition Ltd.	2,403,449	98,373
*	Hain Celestial Group Inc.	2,263,813	96,461
*,1	Beyond Meat Inc.	1,437,651	93,677
*	Simply Good Foods Co.	2,173,519	90,353
	WD-40 Co.	345,267	84,466
*	Sprouts Farmers Market Inc.	2,825,742	83,868
	Lancaster Colony Corp.	485,466	80,393
	Coca-Cola Consolidated Inc.	116,954	72,417
*	United Natural Foods Inc.	1,462,544	71,782
*	Hostess Brands Inc. Class A	3,486,464	71,194
*	Celsius Holdings Inc.	943,563	70,362
	Energizer Holdings Inc.	1,684,732	67,558
*	Beauty Health Co.	2,638,604	63,749
	Nu Skin Enterprises Inc. Class A	1,254,805	63,681
	Edgewell Personal Care Co.	1,370,478	62,645
*	Grocery Outlet Holding Corp.	2,175,449	61,522
	Medifast Inc.	278,266	58,277
*	TreeHouse Foods Inc.	1,399,830	56,735
[1]	B&G Foods Inc.	1,629,930	50,088
	J & J Snack Foods Corp.	287,215	45,368
	Reynolds Consumer Products Inc.	1,317,484	41,369
	Vector Group Ltd.	3,285,594	37,719
	Cal-Maine Foods Inc.	995,347	36,818
*	Pilgrim's Pride Corp.	1,226,727	34,594
	Universal Corp.	600,120	32,959

11

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	USANA Health Sciences Inc.	296,038	29,959
	Andersons Inc.	769,361	29,782
*,1	BellRing Brands Inc. Class A	1,016,170	28,991
	Weis Markets Inc.	414,818	27,328
[1]	National Beverage Corp.	599,467	27,174
	Utz Brands Inc.	1,673,701	26,696
	Fresh Del Monte Produce Inc.	916,793	25,303
*	Hydrofarm Holdings Group Inc.	847,868	23,986
	Seaboard Corp.	5,929	23,331
*	Duckhorn Portfolio Inc.	892,065	20,821
*	Rite Aid Corp.	1,343,578	19,737
	ACCO Brands Corp.	2,336,805	19,302
	Tootsie Roll Industries Inc.	358,969	13,005
*	Honest Co. Inc.	1,250,512	10,117
*	Sovos Brands Inc.	631,849	9,509
*	Vital Farms Inc.	465,575	8,408
*,1	AppHarvest Inc.	815,940	3,174
			4,201,531
Energy (4.2%)
	Diamondback Energy Inc.	4,570,819	492,963
	Coterra Energy Inc.	20,522,476	389,927
	Marathon Oil Corp.	19,640,987	322,505
	Targa Resources Corp.	5,777,037	301,792
	APA Corp.	9,162,521	246,380
	Ovintiv Inc.	6,585,199	221,921
*	First Solar Inc.	2,413,833	210,390
*	EQT Corp.	9,532,010	207,893
	Texas Pacific Land Corp.	156,346	195,256
	Chesapeake Energy Corp.	2,599,910	167,746
*	NOV Inc.	9,844,565	133,394
	HollyFrontier Corp.	3,687,508	120,876
	PDC Energy Inc.	2,455,833	119,795
*	Southwestern Energy Co.	25,590,068	119,250
*	Antero Resources Corp.	6,729,088	117,759
	DT Midstream Inc.	2,440,308	117,086
*	Range Resources Corp.	6,222,982	110,956
*,1	ChargePoint Holdings Inc.	5,694,041	108,471
	Equitrans Midstream Corp.	10,363,228	107,156
*	ChampionX Corp.	5,087,559	102,820
	Matador Resources Co.	2,659,175	98,177
	Murphy Oil Corp.	3,695,962	96,502
		Shares	Market Value• ($000)
*	Denbury Inc.	1,199,511	91,871
	SM Energy Co.	3,063,626	90,316
	California Resources Corp.	2,027,808	86,608
	Antero Midstream Corp.	7,827,920	75,774
	Magnolia Oil & Gas Corp. Class A	3,905,596	73,699
*	Stem Inc.	3,460,191	65,640
	Arcosa Inc.	1,214,873	64,024
*	Shoals Technologies Group Inc. Class A	2,626,391	63,821
*	Whiting Petroleum Corp.	986,552	63,810
*	Ameresco Inc. Class A	762,152	62,070
*	CNX Resources Corp.	4,513,792	62,065
	Continental Resources Inc.	1,381,808	61,850
	Oasis Petroleum Inc.	472,722	59,558
	Helmerich & Payne Inc.	2,443,586	57,913
	Cactus Inc. Class A	1,494,303	56,978
*	Renewable Energy Group Inc.	1,266,530	53,751
	Civitas Resources Inc.	1,053,560	51,593
*	Array Technologies Inc.	3,234,954	50,756
*,1	FuelCell Energy Inc.	8,786,525	45,690
*,1	SunPower Corp.	2,176,199	45,417
	New Fortress Energy Inc. Class A	1,826,468	44,091
	World Fuel Services Corp.	1,507,886	39,914
	Patterson-UTI Energy Inc.	4,624,172	39,074
*,1	Transocean Ltd.	14,020,747	38,697
	Arch Resources Inc.	393,265	35,913
	Warrior Met Coal Inc.	1,322,993	34,014
*	PBF Energy Inc. Class A	2,468,370	32,015
*	Liberty Oilfield Services Inc. Class A	2,999,372	29,094
	Archrock Inc.	3,857,064	28,851
*	Oceaneering International Inc.	2,490,695	28,170
*	Delek US Holdings Inc.	1,854,469	27,798
*	Fluence Energy Inc. Class A	749,922	26,667
	Core Laboratories NV	1,189,644	26,541
*	NOW Inc.	2,844,993	24,296
*	ProPetro Holding Corp.	2,257,320	18,284
*	NexTier Oilfield Solutions Inc.	5,149,471	18,281
*	Dril-Quip Inc.	910,854	17,926
*	MRC Global Inc.	2,021,231	13,906

12

Small-Cap Index Fund
		Shares	Market Value• ($000)
	CVR Energy Inc.	772,939	12,993
*	RPC Inc.	1,948,339	8,845
*,1	EVgo Inc.	602,820	5,992
*	Helix Energy Solutions Group Inc.	1,753,686	5,471
	Devon Energy Corp.	9,924	437
*	Denbury Inc. Warrants Exp. 9/18/23	2	—
			5,949,489
Financials (14.7%)
	Brown & Brown Inc.	6,063,414	426,137
	Signature Bank	1,276,080	412,774
	LPL Financial Holdings Inc.	1,921,161	307,559
	Carlyle Group Inc.	5,398,771	296,393
	Ares Management Corp. Class A	3,594,466	292,122
	Comerica Inc.	3,311,672	288,115
	East West Bancorp Inc.	3,582,595	281,879
	Western Alliance Bancorp	2,498,375	268,950
	American Financial Group Inc.	1,819,347	249,833
	Zions Bancorp NA	3,951,594	249,583
*,1	SoFi Technologies Inc.	15,264,808	241,337
	Invesco Ltd.	10,473,488	241,100
	Assurant Inc.	1,439,366	224,340
	First Horizon Corp.	13,661,605	223,094
*	Upstart Holdings Inc.	1,447,261	218,971
	First American Financial Corp.	2,633,419	206,012
	Morningstar Inc.	598,082	204,538
	AGNC Investment Corp.	13,274,893	199,654
	RenaissanceRe Holdings Ltd.	1,161,222	196,630
	SEI Investments Co.	3,168,423	193,084
	People's United Financial Inc.	10,808,660	192,610
	Commerce Bancshares Inc.	2,774,539	190,722
	Reinsurance Group of America Inc.	1,705,186	186,701
	Voya Financial Inc.	2,803,139	185,876
	Cullen/Frost Bankers Inc.	1,449,262	182,708
	Old Republic International Corp.	7,369,555	181,144
	Janus Henderson Group plc	4,304,168	180,517
	Jefferies Financial Group Inc.	4,649,034	180,383
	Starwood Property Trust Inc.	7,304,606	177,502
	Stifel Financial Corp.	2,494,464	175,660
		Shares	Market Value• ($000)
	Pinnacle Financial Partners Inc.	1,825,138	174,301
	First Financial Bankshares Inc.	3,416,152	173,677
	Synovus Financial Corp.	3,489,509	167,043
	Affiliated Managers Group Inc.	974,065	160,243
	Prosperity Bancshares Inc.	2,211,920	159,922
	Glacier Bancorp Inc.	2,792,465	158,333
	Popular Inc.	1,877,081	153,996
	Primerica Inc.	995,797	152,626
	Blue Owl Capital Inc. Class A	10,211,617	152,255
	Lincoln National Corp.	2,166,287	147,871
	OneMain Holdings Inc.	2,940,251	147,130
	SLM Corp.	7,395,864	145,477
	Cadence Bank	4,859,850	144,775
	Bank OZK	3,110,039	144,710
	Valley National Bancorp	10,276,992	141,309
	SouthState Corp.	1,760,936	141,069
	PacWest Bancorp	2,958,823	133,650
	Houlihan Lokey Inc. Class A	1,286,897	133,220
	New York Community Bancorp Inc.	10,798,716	131,852
	Wintrust Financial Corp.	1,438,090	130,607
	Kinsale Capital Group Inc.	546,596	130,030
	CIT Group Inc.	2,501,861	128,446
	Webster Financial Corp.	2,285,154	127,603
*	Credit Acceptance Corp.	183,332	126,074
	New Residential Investment Corp.	11,763,744	125,990
	Sterling Bancorp	4,859,199	125,319
	Selective Insurance Group Inc.	1,515,807	124,205
	Erie Indemnity Co. Class A	640,795	123,456
	Blackstone Mortgage Trust Inc. Class A	4,002,750	122,564
	RLI Corp.	1,083,164	121,423
*	Trupanion Inc.	916,111	120,954
	Essent Group Ltd.	2,648,282	120,576
	First Citizens BancShares Inc. Class A	144,640	120,028
	MGIC Investment Corp.	8,226,033	118,619
	United Bankshares Inc.	3,265,367	118,468
	Lazard Ltd. Class A	2,700,057	117,803

13

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Unum Group	4,638,908	113,978
	Evercore Inc. Class A	837,245	113,740
	UMB Financial Corp.	1,036,847	110,020
*	Alleghany Corp.	164,542	109,847
	Walker & Dunlop Inc.	727,427	109,754
	Globe Life Inc.	1,148,861	107,671
	Hanover Insurance Group Inc.	807,132	105,783
	Umpqua Holdings Corp.	5,466,525	105,176
	Axis Capital Holdings Ltd.	1,922,571	104,722
	ServisFirst Bancshares Inc.	1,231,241	104,582
*	Brighthouse Financial Inc.	2,009,234	104,078
	Hancock Whitney Corp.	2,078,957	103,989
	Community Bank System Inc.	1,360,176	101,306
*	Silvergate Capital Corp. Class A	678,585	100,566
	Jackson Financial Inc. Class A	2,348,970	98,257
	FNB Corp.	8,040,026	97,526
	Moelis & Co. Class A	1,537,374	96,101
	Radian Group Inc.	4,526,763	95,650
	United Community Banks Inc.	2,660,687	95,625
	Pacific Premier Bancorp Inc.	2,376,350	95,125
	BankUnited Inc.	2,245,491	95,007
	Independent Bank Corp.	1,133,946	92,451
	Home BancShares Inc.	3,714,094	90,438
	Chimera Investment Corp.	5,971,280	90,047
	Kemper Corp.	1,522,358	89,499
	First Hawaiian Inc.	3,246,836	88,736
	Federated Hermes Inc. Class B	2,317,534	87,093
	Eastern Bankshares Inc.	4,238,338	85,487
	Investors Bancorp Inc.	5,614,253	85,056
	Bank of Hawaii Corp.	1,014,232	84,952
	Assured Guaranty Ltd.	1,673,842	84,027
	WSFS Financial Corp.	1,652,893	82,843
	Ameris Bancorp	1,666,702	82,802
	Hamilton Lane Inc. Class A	796,718	82,556
	Navient Corp.	3,863,917	81,992
	American Equity Investment Life Holding Co.	2,096,915	81,612
	Virtu Financial Inc. Class A	2,828,588	81,548
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	2,749,159	81,320
	Associated Banc-Corp	3,595,623	81,225
*,1	Marathon Digital Holdings Inc.	2,460,477	80,851
	Cathay General Bancorp	1,847,372	79,419
*	Texas Capital Bancshares Inc.	1,274,085	76,764
	Piper Sandler Cos.	427,886	76,382
	Old National Bancorp	4,183,085	75,797
*	Axos Financial Inc.	1,348,476	75,393
	CNO Financial Group Inc.	3,125,608	74,514
	Artisan Partners Asset Management Inc. Class A	1,562,309	74,428
	White Mountains Insurance Group Ltd.	72,304	73,309
	BOK Financial Corp.	693,207	73,126
	FirstCash Holdings Inc.	968,359	72,443
	First Bancorp	5,181,726	71,404
	CVB Financial Corp.	3,247,706	69,533
*	Focus Financial Partners Inc. Class A	1,159,413	69,240
	Fulton Financial Corp.	4,059,290	69,008
*	Enstar Group Ltd.	274,968	68,079
	Atlantic Union Bankshares Corp.	1,807,020	67,384
*	Cannae Holdings Inc.	1,906,163	67,002
	Independent Bank Group Inc.	919,355	66,331
	Santander Consumer USA Holdings Inc.	1,552,349	65,230
	Columbia Banking System Inc.	1,976,722	64,678
	Flagstar Bancorp Inc.	1,332,257	63,868
*,1	Riot Blockchain Inc.	2,776,025	61,989
*	LendingClub Corp.	2,519,354	60,918
	International Bancshares Corp.	1,433,364	60,760
	First Midwest Bancorp Inc.	2,869,758	58,773
	Goosehead Insurance Inc. Class A	448,733	58,371
	PennyMac Financial Services Inc.	818,732	57,131
	First Merchants Corp.	1,355,641	56,788
	Cohen & Steers Inc.	607,059	56,159
*	Ryan Specialty Group Holdings Inc. Class A	1,383,929	55,842
	Washington Federal Inc.	1,642,630	54,831
	First Financial Bancorp	2,238,452	54,573

14

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Virtus Investment Partners Inc.	181,439	53,906
*	Open Lending Corp. Class A	2,386,337	53,645
	StepStone Group Inc. Class A	1,280,211	53,218
	WesBanco Inc.	1,508,730	52,790
*	PRA Group Inc.	1,042,202	52,329
	Hilltop Holdings Inc.	1,488,856	52,318
	Towne Bank	1,644,592	51,953
*	Genworth Financial Inc. Class A	12,768,456	51,712
	MFA Financial Inc.	11,068,470	50,472
	Renasant Corp.	1,328,513	50,417
	Park National Corp.	366,025	50,259
	Two Harbors Investment Corp.	8,636,274	49,831
	Banner Corp.	817,003	49,568
*	BRP Group Inc. Class A	1,363,249	49,227
	Argo Group International Holdings Ltd.	832,609	48,383
	Great Western Bancorp Inc.	1,386,414	47,083
	Eagle Bancorp Inc.	799,608	46,649
	Apollo Commercial Real Estate Finance Inc.	3,492,734	45,964
	Trustmark Corp.	1,409,883	45,765
[1]	iStar Inc.	1,687,092	43,578
	Compass Diversified Holdings	1,409,339	43,098
	Northwest Bancshares Inc.	3,016,736	42,717
	Provident Financial Services Inc.	1,745,874	42,285
	Hope Bancorp Inc.	2,868,274	42,192
	PennyMac Mortgage Investment Trust	2,427,963	42,077
	Nelnet Inc. Class A	417,602	40,791
	First Interstate BancSystem Inc. Class A	995,455	40,485
	Horace Mann Educators Corp.	1,037,537	40,153
	NBT Bancorp Inc.	1,028,075	39,601
	First Commonwealth Financial Corp.	2,432,709	39,142
*,1	Lemonade Inc.	929,213	39,129
	Redwood Trust Inc.	2,910,300	38,387
	BGC Partners Inc. Class A	8,110,584	37,714
	Capitol Federal Financial Inc.	3,284,022	37,208
	Mercury General Corp.	695,000	36,877
	Westamerica Bancorp	637,620	36,810
		Shares	Market Value• ($000)
*,1	Encore Capital Group Inc.	592,281	36,787
*	Triumph Bancorp Inc.	301,462	35,898
*	LendingTree Inc.	290,544	35,621
*	Mr Cooper Group Inc.	855,312	35,590
	Live Oak Bancshares Inc.	407,618	35,581
	ProAssurance Corp.	1,350,864	34,177
	Ladder Capital Corp.	2,800,787	33,581
	OFG Bancorp	1,247,001	33,120
	National Bank Holdings Corp. Class A	719,883	31,632
	Berkshire Hills Bancorp Inc.	1,096,365	31,170
	Safety Insurance Group Inc.	365,681	31,094
	Broadmark Realty Capital Inc.	3,235,895	30,514
	S&T Bancorp Inc.	962,388	30,334
	Brookline Bancorp Inc.	1,837,701	29,752
	City Holding Co.	358,043	29,284
	BancFirst Corp.	406,283	28,667
	Employers Holdings Inc.	661,650	27,379
	Tompkins Financial Corp.	321,498	26,871
*	World Acceptance Corp.	109,332	26,833
	TFS Financial Corp.	1,448,105	25,878
	Heartland Financial USA Inc.	489,869	24,792
*,1	Oscar Health Inc. Class A	3,064,460	24,056
	BrightSpire Capital Inc. Class A	2,336,621	23,974
	State Auto Financial Corp.	453,994	23,467
	Kearny Financial Corp.	1,694,132	22,447
	ARMOUR Residential REIT Inc.	2,266,684	22,236
	Invesco Mortgage Capital Inc.	7,931,661	22,050
	PJT Partners Inc. Class A	283,851	21,031
*	Blucora Inc.	1,192,201	20,649
*	Palomar Holdings Inc.	309,646	20,056
*	Columbia Financial Inc.	959,818	20,022
	TPG RE Finance Trust Inc.	1,586,301	19,543
	Central Pacific Financial Corp.	691,945	19,492
	WisdomTree Investments Inc.	3,165,295	19,372
*	Ambac Financial Group Inc.	1,187,122	19,053
*	SiriusPoint Ltd.	2,294,889	18,657

15

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Clearwater Analytics Holdings Inc. Class A	770,776	17,712
	KKR Real Estate Finance Trust Inc.	828,625	17,260
	Northfield Bancorp Inc.	1,038,183	16,777
	United Fire Group Inc.	644,313	14,942
*	AssetMark Financial Holdings Inc.	472,733	12,390
*	Franklin BSP Realty Trust Inc.	774,870	11,577
	National Western Life Group Inc. Class A	48,815	10,468
	GCM Grosvenor Inc. Class A	929,226	9,757
*,1	Romeo Power Inc.	2,418,703	8,828
*,1	Root Inc. Class A	2,816,433	8,731
	Granite Point Mortgage Trust Inc.	704,950	8,255
*	P10 Inc. Class A	498,161	6,964
*	eHealth Inc.	263,327	6,715
*	GoHealth Inc. Class A	1,540,993	5,840
*,1	Hagerty Inc. Class A	320,725	4,548
*	Bakkt Holdings Inc.	313,173	2,665
*	MetroMile Inc.	1,027,116	2,249
	loanDepot Inc. Class A	452,588	2,172
	Associated Capital Group Inc. Class A	49,883	2,145
	Apollo Asset Management Inc.	3,117	226
	American National Group Inc.	393	74
*	Athene Holding Ltd. Class A	548	46
*,2	Frontier Financial Corp.	1	—
			20,712,791
Health Care (11.7%)
	Bio-Techne Corp.	991,411	512,897
*	Molina Healthcare Inc.	1,472,716	468,441
*	Masimo Corp.	1,253,773	367,080
*	Repligen Corp.	1,324,733	350,842
*	Novavax Inc.	1,907,289	272,876
*	Syneos Health Inc.	2,615,275	268,536
*	Penumbra Inc.	894,953	257,138
*	Guardant Health Inc.	2,435,426	243,591
*	Tandem Diabetes Care Inc.	1,602,211	241,165
*	Charles River Laboratories International Inc.	636,515	239,826
*	Tenet Healthcare Corp.	2,700,783	220,627
*	United Therapeutics Corp.	1,016,011	219,540
	Bruker Corp.	2,486,725	208,661
	Chemed Corp.	388,036	205,287
		Shares	Market Value• ($000)
*	Neurocrine Biosciences Inc.	2,392,702	203,786
*	Natera Inc.	2,146,714	200,482
*	Omnicell Inc.	1,108,043	199,935
*	Intellia Therapeutics Inc.	1,689,383	199,753
	Organon & Co.	6,392,040	194,638
*	Sarepta Therapeutics Inc.	2,085,671	187,815
*	Jazz Pharmaceuticals plc	1,471,758	187,502
*	Mirati Therapeutics Inc.	1,253,748	183,912
*	Envista Holdings Corp.	4,068,312	183,318
*	Arrowhead Pharmaceuticals Inc.	2,503,912	166,009
	Encompass Health Corp.	2,505,926	163,537
*	Blueprint Medicines Corp.	1,483,121	158,857
*	Medpace Holdings Inc.	724,969	157,782
*	Shockwave Medical Inc.	845,674	150,809
*	Inspire Medical Systems Inc.	655,203	150,736
*	Exelixis Inc.	7,975,889	145,799
*	Globus Medical Inc. Class A	1,992,113	143,831
*	Arena Pharmaceuticals Inc.	1,545,279	143,618
*	Halozyme Therapeutics Inc.	3,548,543	142,687
*	Acadia Healthcare Co. Inc.	2,264,946	137,482
*	Ultragenyx Pharmaceutical Inc.	1,632,021	137,237
*	Amedisys Inc.	821,547	132,992
	Perrigo Co. plc	3,370,542	131,114
*	Neogen Corp.	2,708,678	123,001
*	Integra LifeSciences Holdings Corp.	1,813,409	121,480
*	ICU Medical Inc.	508,422	120,669
*	Quidel Corp.	893,267	120,582
	Premier Inc. Class A	2,916,066	120,054
*	Fate Therapeutics Inc.	2,046,077	119,716
*	Maravai LifeSciences Holdings Inc. Class A	2,817,194	118,040
	Ensign Group Inc.	1,321,592	110,961
*	STAAR Surgical Co.	1,199,989	109,559
*	Pacific Biosciences of California Inc.	5,284,404	108,119
	CONMED Corp.	736,383	104,390
*	LHC Group Inc.	757,678	103,976
*	Option Care Health Inc.	3,624,615	103,084

16

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	1,288,353	102,669
*	NeoGenomics Inc.	2,946,948	100,550
*	Apellis Pharmaceuticals Inc.	2,084,120	98,537
*	Intra-Cellular Therapies Inc.	1,847,041	96,674
*	Denali Therapeutics Inc.	2,154,148	96,075
*	Alkermes plc	4,073,941	94,760
*	HealthEquity Inc.	2,101,224	92,958
*	Ionis Pharmaceuticals Inc.	3,022,813	91,984
*	Adaptive Biotechnologies Corp.	3,198,328	89,745
*	R1 RCM Inc.	3,494,855	89,084
*	Arvinas Inc.	1,065,238	87,499
*	Twist Bioscience Corp.	1,125,574	87,108
*	Progyny Inc.	1,709,567	86,077
*	Merit Medical Systems Inc.	1,350,855	84,158
*	Novocure Ltd.	1,111,187	83,428
*	iRhythm Technologies Inc.	705,164	82,991
*	Vir Biotechnology Inc.	1,978,463	82,838
*	Invitae Corp.	5,418,653	82,743
*	Insmed Inc.	2,981,598	81,219
*	Amicus Therapeutics Inc.	7,015,974	81,034
	Select Medical Holdings Corp.	2,698,285	79,330
	Owens & Minor Inc.	1,805,635	78,545
*	Prestige Consumer Healthcare Inc.	1,260,015	76,420
*	AtriCure Inc.	1,098,681	76,391
*	Inari Medical Inc.	822,596	75,078
*	Veracyte Inc.	1,789,846	73,742
*	Karuna Therapeutics Inc.	559,217	73,257
*	Certara Inc.	2,575,721	73,202
*,1	Warby Parker Inc. Class A	1,547,641	72,058
*	Zentalis Pharmaceuticals Inc.	856,236	71,975
*	Integer Holdings Corp.	829,882	71,030
*	ACADIA Pharmaceuticals Inc.	3,036,287	70,867
*	PTC Therapeutics Inc.	1,775,859	70,732
*	NuVasive Inc.	1,301,578	68,307
*	Haemonetics Corp.	1,286,987	68,262
*	Nevro Corp.	834,461	67,650
*	1Life Healthcare Inc.	3,844,823	67,554
*	Apollo Medical Holdings Inc.	909,287	66,814
*	Kodiak Sciences Inc.	780,303	66,154
		Shares	Market Value• ($000)
*	Iovance Biotherapeutics Inc.	3,391,421	64,742
	Patterson Cos. Inc.	2,203,422	64,670
*	Pacira BioSciences Inc.	1,063,655	64,000
*	Ortho Clinical Diagnostics Holdings plc	2,984,269	63,834
*	Nektar Therapeutics	4,637,874	62,658
*	Ligand Pharmaceuticals Inc.	399,352	61,684
*	TG Therapeutics Inc.	3,241,693	61,592
*	CareDx Inc.	1,330,813	60,525
*	Xencor Inc.	1,469,294	58,948
*	Sotera Health Co.	2,496,970	58,804
*	Doximity Inc. Class A	1,164,832	58,393
*	Magellan Health Inc.	599,883	56,983
*	MEDNAX Inc.	2,061,877	56,104
*	Evolent Health Inc. Class A	2,022,877	55,973
*	Surgery Partners Inc.	1,024,315	54,709
*	Sage Therapeutics Inc.	1,259,117	53,563
*	Emergent BioSolutions Inc.	1,220,558	53,058
*	Myriad Genetics Inc.	1,909,600	52,705
*	Outset Medical Inc.	1,133,709	52,253
*	ChemoCentryx Inc.	1,411,950	51,409
*	CorVel Corp.	244,767	50,912
*	Relay Therapeutics Inc.	1,633,691	50,171
*	SpringWorks Therapeutics Inc.	804,779	49,880
*	Glaukos Corp.	1,118,695	49,715
*	Kymera Therapeutics Inc.	777,910	49,389
*,1	Corcept Therapeutics Inc.	2,422,692	47,969
*	Global Blood Therapeutics Inc.	1,623,747	47,527
*	Turning Point Therapeutics Inc.	996,239	47,521
*	Cytokinetics Inc.	1,003,406	45,735
*	Editas Medicine Inc.	1,719,636	45,656
*	AdaptHealth Corp. Class A	1,855,593	45,388
*,1	OPKO Health Inc.	9,412,503	45,274
*	Oak Street Health Inc.	1,363,521	45,187
*	Agios Pharmaceuticals Inc.	1,364,791	44,861
*	REVOLUTION Medicines Inc.	1,760,516	44,312
*	Health Catalyst Inc.	1,112,943	44,095
*	Bridgebio Pharma Inc.	2,590,061	43,202
*	Cerevel Therapeutics Holdings Inc.	1,303,705	42,266
*	Avanos Medical Inc.	1,210,554	41,970

17

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc. Class A	3,492,511	40,723
*,1	Multiplan Corp.	8,923,556	39,531
*	Supernus Pharmaceuticals Inc.	1,264,805	36,882
*	Accolade Inc.	1,365,876	36,004
*	Silk Road Medical Inc.	800,990	34,130
	Healthcare Services Group Inc.	1,866,662	33,208
*	Sana Biotechnology Inc.	2,133,362	33,024
*	Varex Imaging Corp.	1,012,869	31,956
*,1	Recursion Pharmaceuticals Inc. Class A	1,801,970	30,868
*	REGENXBIO Inc.	932,857	30,504
*	FibroGen Inc.	2,141,160	30,190
*	Alector Inc.	1,430,057	29,531
*	Tivity Health Inc.	1,087,646	28,757
*	Cano Health Inc.	3,163,992	28,191
*	Harmony Biosciences Holdings Inc.	660,432	28,161
*,1	Clover Health Investments Corp. Class A	7,474,434	27,805
*,1	Seer Inc. Class A	1,217,382	27,768
*	Innoviva Inc.	1,605,342	27,692
*	Privia Health Group Inc.	1,065,072	27,553
*	American Well Corp. Class A	4,553,073	27,501
*,1	Axsome Therapeutics Inc.	725,277	27,401
*	Allogene Therapeutics Inc.	1,833,514	27,356
*	Alignment Healthcare Inc.	1,927,185	27,096
*	Axonics Inc.	473,596	26,521
*	Nuvation Bio Inc.	3,006,985	25,559
*	Madrigal Pharmaceuticals Inc.	298,024	25,255
*	Arcus Biosciences Inc.	616,929	24,967
*	NanoString Technologies Inc.	584,853	24,698
*	NextGen Healthcare Inc.	1,386,300	24,662
*	Brookdale Senior Living Inc.	4,769,054	24,608
*,1	Butterfly Network Inc.	3,668,699	24,544
*	Heron Therapeutics Inc.	2,639,329	24,097
*	Phreesia Inc.	573,282	23,883
*	Berkeley Lights Inc.	1,291,739	23,484
*	Meridian Bioscience Inc.	1,113,978	22,725
*	Instil Bio Inc.	1,294,158	22,143
		Shares	Market Value• ($000)
*	Endo International plc	5,722,757	21,518
	National HealthCare Corp.	316,261	21,487
*,1	Hims & Hers Health Inc.	3,251,584	21,298
*	Pulmonx Corp.	658,662	21,123
*	Vaxcyte Inc.	874,810	20,812
*	Agiliti Inc.	836,174	19,366
*	Inogen Inc.	538,962	18,325
*	Praxis Precision Medicines Inc.	924,540	18,213
*	Reata Pharmaceuticals Inc. Class A	686,519	18,103
*	Gossamer Bio Inc.	1,558,780	17,630
*	Bluebird Bio Inc.	1,753,776	17,520
*	PMV Pharmaceuticals Inc.	756,725	17,480
*	Definitive Healthcare Corp. Class A	636,374	17,392
*	AnaptysBio Inc.	496,155	17,241
*	HealthStream Inc.	646,919	17,053
*,1	Day One Biopharmaceuticals Inc.	1,007,215	16,972
*	Theravance Biopharma Inc.	1,509,630	16,681
*	Atara Biotherapeutics Inc.	1,044,579	16,463
*	Pennant Group Inc.	655,582	15,131
*	Orthofix Medical Inc.	480,226	14,930
*	Atea Pharmaceuticals Inc.	1,650,140	14,752
*	Amneal Pharmaceuticals Inc.	3,066,710	14,690
*	NGM Biopharmaceuticals Inc.	774,404	13,715
*,1	Verve Therapeutics Inc.	369,698	13,631
*	BioAtla Inc.	683,018	13,408
*	Kronos Bio Inc.	940,161	12,777
*	Stoke Therapeutics Inc.	521,357	12,507
*	Rocket Pharmaceuticals Inc.	571,891	12,484
*	Treace Medical Concepts Inc.	663,221	12,362
*,1	ImmunityBio Inc.	2,006,908	12,202
*,1	Design Therapeutics Inc.	556,075	11,906
*	Zogenix Inc.	716,718	11,647
*	Forma Therapeutics Holdings Inc.	792,139	11,264
*	Sangamo Therapeutics Inc.	1,497,888	11,234
*	Phathom Pharmaceuticals Inc.	544,190	10,704

18

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Phibro Animal Health Corp. Class A	522,532	10,670
*	Natus Medical Inc.	435,140	10,326
*	Cullinan Oncology Inc.	668,928	10,322
*	Precigen Inc.	2,747,745	10,194
*	ALX Oncology Holdings Inc.	466,749	10,030
*	Kinnate Biopharma Inc.	561,242	9,945
*	Allovir Inc.	757,647	9,804
*	Allakos Inc.	954,793	9,347
*,1	LifeStance Health Group Inc.	970,674	9,241
*	Signify Health Inc. Class A	636,900	9,057
*	Kiniksa Pharmaceuticals Ltd. Class A	754,638	8,882
*	Immunovant Inc.	1,038,705	8,850
*	Aveanna Healthcare Holdings Inc.	1,173,320	8,683
*	Radius Health Inc.	1,214,258	8,403
*	Singular Genomics Systems Inc.	718,773	8,309
*,1	23andMe Holding Co.	1,227,059	8,172
*	2seventy bio Inc.	293,743	7,529
*,1	Erasca Inc.	452,072	7,043
*,1	SmileDirectClub Inc. Class A	2,904,645	6,826
*	Generation Bio Co.	950,293	6,728
*,1	Monte Rosa Therapeutics Inc.	296,567	6,056
*	Rubius Therapeutics Inc.	577,838	5,593
*	Cytek Biosciences Inc.	342,692	5,593
*,1	P3 Health Partners Inc.	773,902	5,448
*	Deciphera Pharmaceuticals Inc.	506,698	4,950
*,1	Lyell Immunopharma Inc.	620,609	4,803
*,1	G1 Therapeutics Inc.	435,734	4,449
*	PROCEPT BioRobotics Corp.	162,672	4,068
*,1	Nuvalent Inc. Class A	211,307	4,023
*	Aerie Pharmaceuticals Inc.	557,431	3,913
*,1	Olema Pharmaceuticals Inc.	401,017	3,754
*,1	Adagio Therapeutics Inc.	419,638	3,047
*,1	Absci Corp.	364,365	2,988
*	Innovage Holding Corp.	515,391	2,577
*	Epizyme Inc.	1,001,631	2,504
*	Nkarta Inc.	161,272	2,476
		Shares	Market Value• ($000)
*,1	Prelude Therapeutics Inc.	175,549	2,186
*,1	Vor BioPharma Inc.	182,164	2,117
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	1,792,706	1,578
*,1	Silverback Therapeutics Inc.	233,142	1,553
*	Eargo Inc.	280,561	1,431
*,1	Bright Health Group Inc.	164,948	567
*,1	Cue Health Inc.	34,129	458
	PerkinElmer Inc.	1,640	330
*	Avantor Inc.	7,293	307
*	Intercept Pharmaceuticals Inc.	400	7
*,1	Clovis Oncology Inc.	1,744	5
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	Wright Medical Group NV	3,767	—
			16,409,046
Industrials (19.2%)
	IDEX Corp.	1,920,315	453,809
*	Builders FirstSource Inc.	4,832,143	414,163
	Quanta Services Inc.	3,595,716	412,285
*	Trex Co. Inc.	2,904,425	392,185
	Graco Inc.	4,294,046	346,186
	Nordson Corp.	1,320,748	337,147
	RPM International Inc.	3,274,267	330,701
	Carlisle Cos. Inc.	1,319,656	327,433
	Howmet Aerospace Inc.	9,697,925	308,685
	Pentair plc	4,176,856	305,036
	Allegion plc	2,263,188	299,737
	Robert Half International Inc.	2,670,410	297,804
	Regal Rexnord Corp.	1,709,766	290,968
	A O Smith Corp.	3,361,027	288,544
	Booz Allen Hamilton Holding Corp.	3,378,832	286,491
*	Fair Isaac Corp.	655,640	284,331
*	AECOM	3,587,569	277,498
*	Middleby Corp.	1,403,830	276,218
	Lennox International Inc.	830,909	269,514
	Toro Co.	2,687,091	268,467
*	GXO Logistics Inc.	2,891,464	262,632
	Watsco Inc.	833,475	260,778
*	Axon Enterprise Inc.	1,640,870	257,617
*	Berry Global Group Inc.	3,421,724	252,455
	Sealed Air Corp.	3,739,774	252,323
	Genpact Ltd.	4,748,242	252,037

19

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Sensata Technologies Holding plc	3,997,962	246,634
	MKS Instruments Inc.	1,399,121	243,685
	Tetra Tech Inc.	1,359,648	230,868
*	WillScot Mobile Mini Holdings Corp.	5,630,479	229,949
	Knight-Swift Transportation Holdings Inc. Class A	3,769,606	229,720
	Owens Corning	2,535,473	229,460
*	Paylocity Holding Corp.	971,599	229,453
*	TopBuild Corp.	830,786	229,222
*	Saia Inc.	664,463	223,944
	ITT Inc.	2,161,878	220,922
	Lincoln Electric Holdings Inc.	1,491,005	207,950
	AptarGroup Inc.	1,661,399	203,488
	Brunswick Corp.	1,944,811	195,901
	Littelfuse Inc.	621,311	195,514
	Oshkosh Corp.	1,703,015	191,947
*	XPO Logistics Inc.	2,465,515	190,905
*	Axalta Coating Systems Ltd.	5,761,572	190,823
	Huntington Ingalls Industries Inc.	1,011,045	188,803
	Acuity Brands Inc.	882,856	186,918
	Donaldson Co. Inc.	3,120,436	184,917
	Advanced Drainage Systems Inc.	1,347,842	183,482
	AGCO Corp.	1,510,099	175,202
	Louisiana-Pacific Corp.	2,217,665	173,754
	Landstar System Inc.	961,918	172,203
	EMCOR Group Inc.	1,346,023	171,470
	Eagle Materials Inc.	1,026,811	170,923
*	WESCO International Inc.	1,270,987	167,249
	Woodward Inc.	1,511,038	165,398
*	Coherent Inc.	619,199	165,041
	Cognex Corp.	2,118,818	164,759
*	Colfax Corp.	3,516,292	161,644
	nVent Electric plc	4,244,282	161,283
*	WEX Inc.	1,130,072	158,651
	MDU Resources Group Inc.	5,132,164	158,276
	Jack Henry & Associates Inc.	935,056	156,145
*	ASGN Inc.	1,248,580	154,075
	Exponent Inc.	1,314,427	153,433
	Simpson Manufacturing Co. Inc.	1,095,087	152,294
	Graphic Packaging Holding Co.	7,749,534	151,116
*	Euronet Worldwide Inc.	1,266,170	150,889
*	Chart Industries Inc.	917,756	146,373
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	1,191,599	145,768
	Sonoco Products Co.	2,483,467	143,768
	Hubbell Inc. Class B	687,366	143,158
	MSA Safety Inc.	939,298	141,796
	Armstrong World Industries Inc.	1,196,782	138,970
	Curtiss-Wright Corp.	989,867	137,265
	Watts Water Technologies Inc. Class A	695,544	135,054
	Valmont Industries Inc.	535,231	134,075
	ManpowerGroup Inc.	1,368,052	133,153
*	FTI Consulting Inc.	864,826	132,682
	Vontier Corp.	4,264,061	131,035
*	MasTec Inc.	1,405,046	129,658
*	Atkore Inc.	1,160,523	129,039
	Crane Co.	1,258,617	128,039
*	AZEK Co. Inc. Class A	2,733,908	126,416
	Maximus Inc.	1,563,390	124,555
*	Mohawk Industries Inc.	683,556	124,530
*	API Group Corp.	4,812,452	124,017
	John Bean Technologies Corp.	800,905	122,987
	Air Lease Corp. Class A	2,728,723	120,691
*	Summit Materials Inc. Class A	2,990,382	120,034
*	ExlService Holdings Inc.	797,697	115,483
	Spirit AeroSystems Holdings Inc. Class A	2,645,884	114,011
	BWX Technologies Inc.	2,325,879	111,363
	Insperity Inc.	922,287	108,931
	HB Fuller Co.	1,325,289	107,348
	Ryder System Inc.	1,285,866	105,994
	Zurn Water Solutions Corp.	2,909,421	105,903
	Korn Ferry	1,373,415	104,009
*	ACI Worldwide Inc.	2,961,552	102,766
*,1	TuSimple Holdings Inc. Class A	2,857,726	102,449
	Triton International Ltd.	1,683,754	101,413
	Flowserve Corp.	3,282,460	100,443
	Herc Holdings Inc.	635,942	99,557
	Applied Industrial Technologies Inc.	967,820	99,395
	Matson Inc.	1,061,149	95,535
	Allison Transmission Holdings Inc.	2,625,749	95,446
*	TriNet Group Inc.	995,566	94,838
*	Resideo Technologies Inc.	3,637,004	94,671

20

Small-Cap Index Fund
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	1,121,334	94,259
	Franklin Electric Co. Inc.	994,532	94,043
	GATX Corp.	893,113	93,053
	SPX FLOW Inc.	1,058,973	91,580
	EVERTEC Inc.	1,814,193	90,673
	Western Union Co.	5,072,201	90,488
	Aerojet Rocketdyne Holdings Inc.	1,927,947	90,151
*	Kirby Corp.	1,516,733	90,124
	Silgan Holdings Inc.	2,087,535	89,430
*	Fluor Corp.	3,564,515	88,293
	Comfort Systems USA Inc.	863,110	85,396
	Hillenbrand Inc.	1,638,947	85,209
	Altra Industrial Motion Corp.	1,635,248	84,330
	AAON Inc.	1,055,820	83,864
	Installed Building Products Inc.	599,249	83,727
	EnerSys	1,054,844	83,396
	Forward Air Corp.	679,083	82,230
	Brink's Co.	1,237,632	81,152
*	Beacon Roofing Supply Inc.	1,411,240	80,935
	UniFirst Corp.	383,535	80,696
	Alliance Data Systems Corp.	1,192,151	79,361
*	Mercury Systems Inc.	1,428,652	78,662
	Badger Meter Inc.	736,819	78,515
*	Itron Inc.	1,139,675	78,091
	Helios Technologies Inc.	734,707	77,269
*	Welbilt Inc.	3,239,407	77,001
	Kennametal Inc.	2,106,045	75,628
*	Shift4 Payments Inc. Class A	1,298,744	75,236
	Otter Tail Corp.	1,045,131	74,643
	Belden Inc.	1,130,769	74,325
*	Bloom Energy Corp. Class A	3,352,630	73,523
	Terex Corp.	1,669,994	73,396
	ArcBest Corp.	612,317	73,386
	Albany International Corp. Class A	816,885	72,253
*	Vicor Corp.	564,546	71,686
*	Masonite International Corp.	597,723	70,501
	Encore Wire Corp.	485,493	69,474
	ABM Industries Inc.	1,691,816	69,111
*	Atlas Air Worldwide Holdings Inc.	732,899	68,980
*	Hub Group Inc. Class A	813,186	68,503
	Werner Enterprises Inc.	1,431,092	68,206
		Shares	Market Value• ($000)
*	Dycom Industries Inc.	722,384	67,731
*	Alight Inc. Class A	6,185,984	66,870
*,1	Virgin Galactic Holdings Inc.	4,876,238	65,244
*	SPX Corp.	1,086,448	64,839
	Trinity Industries Inc.	2,083,489	62,921
	Brady Corp. Class A	1,152,811	62,137
*	GMS Inc.	1,029,518	61,884
*,1	Flywire Corp.	1,615,612	61,490
*	Hayward Holdings Inc.	2,337,758	61,319
*	Kratos Defense & Security Solutions Inc.	3,117,439	60,478
	Moog Inc. Class A	733,788	59,415
*	JELD-WEN Holding Inc.	2,184,619	57,587
*	Verra Mobility Corp. Class A	3,729,309	57,543
	Mueller Water Products Inc. Class A	3,970,678	57,178
	EnPro Industries Inc.	518,455	57,066
	Barnes Group Inc.	1,210,556	56,400
	ESCO Technologies Inc.	623,586	56,117
	Maxar Technologies Inc.	1,736,743	51,286
*	Allegheny Technologies Inc.	3,193,436	50,871
*,1	Nikola Corp.	5,125,817	50,592
	ManTech International Corp. Class A	693,186	50,554
	McGrath RentCorp	609,968	48,956
*	O-I Glass Inc.	3,934,611	47,333
*	Green Dot Corp. Class A	1,304,788	47,286
*	Ferro Corp.	2,091,024	45,647
	Granite Construction Inc.	1,152,569	44,604
*	Air Transport Services Group Inc.	1,491,307	43,815
*	Meritor Inc.	1,759,048	43,589
	TTEC Holdings Inc.	472,348	42,771
	Lindsay Corp.	274,485	41,722
*	Gates Industrial Corp. plc	2,568,524	40,865
*	OSI Systems Inc.	428,462	39,933
	TriMas Corp.	1,075,399	39,790
	Greif Inc. Class A	640,245	38,652
	Astec Industries Inc.	542,821	37,601
*	TaskUS Inc. Class A	683,734	36,894
*	AeroVironment Inc.	591,785	36,708
	Griffon Corp.	1,280,116	36,458
	Kforce Inc.	484,309	36,430
	Greenbrier Cos. Inc.	791,801	36,336
	Tennant Co.	440,475	35,696
*	Proto Labs Inc.	692,926	35,582

21

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	1,307,513	35,185
*	ZipRecruiter Inc. Class A	1,409,296	35,148
	H&E Equipment Services Inc.	788,348	34,900
*	CryoPort Inc.	587,550	34,765
	Standex International Corp.	311,927	34,518
	Deluxe Corp.	1,067,974	34,293
*	AAR Corp.	843,750	32,932
	AZZ Inc.	590,791	32,665
	ADT Inc.	3,852,795	32,402
*	FARO Technologies Inc.	455,351	31,884
	Primoris Services Corp.	1,313,464	31,497
*	Evo Payments Inc. Class A	1,218,036	31,182
	Enerpac Tool Group Corp. Class A	1,531,239	31,054
	Kaman Corp.	715,409	30,870
*	CoreCivic Inc.	3,091,379	30,821
	Apogee Enterprises Inc.	600,486	28,913
	Pitney Bowes Inc.	4,295,948	28,482
*	Cimpress plc	391,428	28,030
*	Gibraltar Industries Inc.	419,992	28,005
*	Huron Consulting Group Inc.	549,167	27,403
*,1	Desktop Metal Inc. Class A	5,433,786	26,897
*	TrueBlue Inc.	915,059	25,320
*	Core & Main Inc. Class A	801,033	24,303
	Gorman-Rupp Co.	536,476	23,900
	Wabash National Corp.	1,171,307	22,864
*	First Advantage Corp.	1,176,263	22,396
*	Conduent Inc.	4,100,660	21,898
	Quanex Building Products Corp.	864,552	21,424
*	Mirion Technologies Inc.	2,010,001	21,045
	Heartland Express Inc.	1,224,914	20,603
*	Ranpak Holdings Corp. Class A	542,194	20,376
*	BTRS Holdings Inc. Class A	2,569,436	20,093
*,1	PureCycle Technologies Inc.	2,040,307	19,526
*,1	Hyliion Holdings Corp.	3,109,891	19,281
*	BrightView Holdings Inc.	1,359,254	19,138
*,1	Latch Inc.	2,526,141	19,123
*,1	Danimer Scientific Inc.	2,151,554	18,331
		Shares	Market Value• ($000)
*	Forrester Research Inc.	295,972	17,382
*	Advantage Solutions Inc.	2,042,368	16,380
*	Enovix Corp.	547,186	14,927
*	Loyalty Ventures Inc.	493,062	14,826
	Kelly Services Inc. Class A	883,023	14,808
*	Triumph Group Inc.	787,369	14,590
*	Thermon Group Holdings Inc.	858,976	14,542
*	CIRCOR International Inc.	519,914	14,131
*	American Woodmark Corp.	213,494	13,920
*	CS Disco Inc.	371,043	13,265
*	Tutor Perini Corp.	1,044,607	12,922
*	Hillman Solutions Corp.	1,161,810	12,489
*	Payoneer Global Inc.	1,694,113	12,452
*,1	Paymentus Holdings Inc. Class A	352,208	12,320
	REV Group Inc.	830,279	11,748
*,1	Velodyne Lidar Inc.	2,507,126	11,633
	Pactiv Evergreen Inc.	910,308	11,543
	National Presto Industries Inc.	136,175	11,170
*	AvidXchange Holdings Inc.	736,011	11,084
	Hyster-Yale Materials Handling Inc.	266,416	10,950
*	Vivint Smart Home Inc.	1,069,525	10,460
*,1	View Inc.	2,515,276	9,835
	Greif Inc. Class B	161,641	9,663
	Kronos Worldwide Inc.	598,477	8,983
	International Seaways Inc.	593,737	8,716
*	Sterling Check Corp.	361,279	7,410
*,1	Proterra Inc.	816,181	7,207
*,1	Velo3D Inc.	918,025	7,170
*	Joby Aviation Inc.	747,518	5,457
*	IHS Holding Ltd.	49,439	697
*,1	Legalzoom.com Inc.	27,584	443
*	Bill.com Holdings Inc.	1,402	349
*	Remitly Global Inc.	2,752	57
	Macquarie Infrastructure Holdings LLC	2,195	8
			27,027,945
Real Estate (9.4%)
	VICI Properties Inc.	15,878,091	478,089
	Kimco Realty Corp.	15,553,798	383,401
	Equity LifeStyle Properties Inc.	4,176,934	366,150
	Medical Properties Trust Inc.	15,047,641	355,576

22

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Jones Lang LaSalle Inc.	1,273,225	342,930
	Life Storage Inc.	2,070,525	317,163
	CubeSmart	5,472,562	311,443
	Rexford Industrial Realty Inc.	3,827,676	310,463
	American Homes 4 Rent Class A	6,743,931	294,103
	CyrusOne Inc.	3,203,040	287,377
	Gaming & Leisure Properties Inc.	5,716,006	278,141
	Federal Realty Investment Trust	1,963,231	267,628
	Lamar Advertising Co. Class A	2,190,098	265,659
	EastGroup Properties Inc.	1,027,412	234,096
	Americold Realty Trust	6,729,842	220,671
	First Industrial Realty Trust Inc.	3,294,537	218,098
	Apartment Income REIT Corp.	3,959,584	216,470
	STORE Capital Corp.	6,194,820	213,102
	National Retail Properties Inc.	4,432,547	213,073
	STAG Industrial Inc.	4,420,100	211,988
	American Campus Communities Inc.	3,509,371	201,052
	Kilroy Realty Corp.	2,938,910	195,320
	Vornado Realty Trust	4,591,359	192,194
	Brixmor Property Group Inc.	7,487,714	190,263
	Healthcare Trust of America Inc. Class A	5,574,895	186,146
	Omega Healthcare Investors Inc.	6,029,804	178,422
	Regency Centers Corp.	2,162,467	162,942
	Terreno Realty Corp.	1,889,192	161,129
	Innovative Industrial Properties Inc.	603,727	158,726
*	Host Hotels & Resorts Inc.	9,006,615	156,625
	Cousins Properties Inc.	3,752,884	151,166
	Spirit Realty Capital Inc.	3,112,404	149,987
	Rayonier Inc.	3,610,692	145,727
	Douglas Emmett Inc.	4,202,822	140,795
	National Storage Affiliates Trust	2,023,070	139,996
	Agree Realty Corp.	1,761,485	125,700
*	Ryman Hospitality Properties Inc.	1,317,463	121,154
	SL Green Realty Corp.	1,681,497	120,563
	Kite Realty Group Trust	5,517,084	120,162
		Shares	Market Value• ($000)
	Healthcare Realty Trust Inc.	3,720,327	117,711
	Highwoods Properties Inc.	2,630,619	117,299
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,134,575	113,389
	LXP Industrial Trust	7,142,974	111,573
*	DigitalBridge Group Inc.	12,943,558	107,820
*	Park Hotels & Resorts Inc.	5,658,505	106,833
*	Howard Hughes Corp.	1,042,111	106,066
	Physicians Realty Trust	5,559,335	104,682
	Outfront Media Inc.	3,667,011	98,349
*	Redfin Corp.	2,524,187	96,904
	PotlatchDeltic Corp.	1,607,219	96,787
	PS Business Parks Inc.	520,900	95,934
	Broadstone Net Lease Inc.	3,861,872	95,852
	Hudson Pacific Properties Inc.	3,841,115	94,914
	EPR Properties	1,884,203	89,481
	JBG SMITH Properties	3,099,751	88,994
	Essential Properties Realty Trust Inc.	3,062,704	88,298
	Apple Hospitality REIT Inc.	5,454,598	88,092
	Macerich Co.	5,097,298	88,081
	Uniti Group Inc.	5,949,337	83,350
*	Cushman & Wakefield plc	3,659,129	81,379
	Newmark Group Inc. Class A	4,336,532	81,093
	Corporate Office Properties Trust	2,822,956	78,958
	Sabra Health Care REIT Inc.	5,792,999	78,437
*	Equity Commonwealth	2,894,429	74,966
	Pebblebrook Hotel Trust	3,308,592	74,013
	SITE Centers Corp.	4,509,063	71,378
	Kennedy-Wilson Holdings Inc.	2,981,493	71,198
*	Sunstone Hotel Investors Inc.	5,518,938	64,737
	National Health Investors Inc.	1,093,825	62,862
	RLJ Lodging Trust	4,173,248	58,133
	Brandywine Realty Trust	4,297,231	57,669
	Piedmont Office Realty Trust Inc. Class A	3,113,860	57,233

23

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Retail Opportunity Investments Corp.	2,893,515	56,713
	eXp World Holdings Inc.	1,671,999	56,330
*,1	Compass Inc. Class A	6,144,826	55,856
	CareTrust REIT Inc.	2,438,934	55,681
	Washington REIT	2,127,161	54,987
	Urban Edge Properties	2,786,522	52,944
*	Xenia Hotels & Resorts Inc.	2,865,591	51,896
*	DiamondRock Hospitality Co.	5,288,793	50,825
*	Realogy Holdings Corp.	2,933,159	49,306
	Acadia Realty Trust	2,215,192	48,358
[1]	Tanger Factory Outlet Centers Inc.	2,482,427	47,861
	American Assets Trust Inc.	1,212,543	45,507
[1]	InvenTrust Properties Corp.	1,610,282	43,896
	Alexander & Baldwin Inc.	1,723,974	43,254
	St. Joe Co.	812,721	42,302
	Industrial Logistics Properties Trust	1,643,461	41,169
	Safehold Inc.	507,216	40,501
	Centerspace	361,836	40,128
	Global Net Lease Inc.	2,611,848	39,909
	Paramount Group Inc.	4,649,652	38,778
	Empire State Realty Trust Inc. Class A	4,330,007	38,537
	Service Properties Trust	4,137,863	36,372
*	Veris Residential Inc.	1,941,822	35,691
	LTC Properties Inc.	1,011,256	34,524
*	Marcus & Millichap Inc.	660,856	34,008
	Getty Realty Corp.	979,196	31,422
	Office Properties Income Trust	1,246,913	30,973
	American Finance Trust Inc. Class A	3,088,610	28,199
*	Apartment Investment & Management Co. Class A	3,616,537	27,920
	RPT Realty	2,083,324	27,875
	GEO Group Inc.	2,995,771	23,217
*	Douglas Elliman Inc.	1,659,645	19,086
	Universal Health Realty Income Trust	318,978	18,970
	Diversified Healthcare Trust	6,115,512	18,897
	Saul Centers Inc.	333,703	17,693
	Franklin Street Properties Corp.	2,371,078	14,108
		Shares	Market Value• ($000)
[1]	Phillips Edison & Co. Inc.	420,199	13,883
	RMR Group Inc. Class A	395,822	13,727
	Alexander's Inc.	52,304	13,615
*	Summit Hotel Properties Inc.	1,296,915	12,658
*	Bridge Investment Group Holdings Inc. Class A	471,288	11,768
*	Seritage Growth Properties Class A	790,898	10,495
*	Forestar Group Inc.	446,757	9,717
	Urstadt Biddle Properties Inc. Class A	412,800	8,793
*,1	Offerpad Solutions Inc.	1,118,166	7,156
*,2	Spirit MTA REIT	529,410	142
	Urstadt Biddle Properties Inc.	787	15
			13,181,817
Technology (13.0%)
	Entegris Inc.	3,419,055	473,813
*	Nuance Communications Inc.	8,071,596	446,521
*	Ceridian HCM Holding Inc.	3,436,386	358,965
*	Wolfspeed Inc.	2,931,481	327,652
*	PTC Inc.	2,676,256	324,228
*	Dynatrace Inc.	5,035,232	303,876
*	Synaptics Inc.	990,894	286,874
*	Lattice Semiconductor Corp.	3,454,831	266,229
*	Avalara Inc.	1,992,715	257,279
*	Aspen Technology Inc.	1,688,133	256,934
*	Manhattan Associates Inc.	1,596,448	248,232
*	Guidewire Software Inc.	2,101,568	238,591
*	Arrow Electronics Inc.	1,758,144	236,066
*	Five9 Inc.	1,716,204	235,669
*	Smartsheet Inc. Class A	3,018,100	233,752
	Jabil Inc.	3,255,008	228,990
*	Elastic NV	1,857,283	228,613
*	Pure Storage Inc. Class A	6,829,611	222,304
*	Silicon Laboratories Inc.	1,013,952	209,300
*	DXC Technology Co.	6,361,990	204,792
	Azenta Inc.	1,875,387	193,371
	Vertiv Holdings Co. Class A	7,582,182	189,327
*	F5 Inc.	772,327	188,996
	Concentrix Corp.	1,056,044	188,631
*	II-VI Inc.	2,677,459	182,951

24

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Ambarella Inc.	878,446	178,228
	Universal Display Corp.	1,069,676	176,529
*	Nutanix Inc. Class A	5,329,463	169,797
	KBR Inc.	3,539,699	168,560
*	Anaplan Inc.	3,502,487	160,589
*	Rapid7 Inc.	1,352,405	159,165
*	Zendesk Inc.	1,524,384	158,978
*	CACI International Inc. Class A	588,631	158,465
	Leidos Holdings Inc.	1,770,574	157,404
	Dolby Laboratories Inc. Class A	1,642,164	156,367
*	Novanta Inc.	852,501	150,321
*	New Relic Inc.	1,319,450	145,087
*	Semtech Corp.	1,623,420	144,371
*	Asana Inc. Class A	1,919,588	143,105
*	Blackline Inc.	1,330,434	137,753
	CMC Materials Inc.	716,730	137,390
	Power Integrations Inc.	1,445,158	134,241
*	Digital Turbine Inc.	2,193,286	133,769
*	NCR Corp.	3,327,093	133,749
*	Workiva Inc. Class A	1,024,349	133,667
*	Cirrus Logic Inc.	1,440,757	132,578
*	Varonis Systems Inc.	2,704,869	131,943
*	MaxLinear Inc. Class A	1,741,350	131,280
	National Instruments Corp.	2,993,651	130,733
*	SPS Commerce Inc.	906,752	129,076
*	Rogers Corp.	472,697	129,046
*	Ziff Davis Inc.	1,154,337	127,970
*	Tenable Holdings Inc.	2,301,295	126,732
*	Change Healthcare Inc.	5,889,084	125,909
*	Onto Innovation Inc.	1,242,457	125,774
	TD SYNNEX Corp.	1,090,096	124,663
	CDK Global Inc.	2,982,905	124,506
	Science Applications International Corp.	1,450,961	121,286
*	Qualys Inc.	881,197	120,918
*	Procore Technologies Inc.	1,496,609	119,684
*	Diodes Inc.	1,077,966	118,371
	Pegasystems Inc.	1,030,075	115,183
*	Sailpoint Technologies Holdings Inc.	2,350,239	113,611
*	Dun & Bradstreet Holdings Inc.	5,434,131	111,345
*	DigitalOcean Holdings Inc.	1,376,636	110,585
*	Fabrinet	933,418	110,582
*	Teradata Corp.	2,600,027	110,423
*	Q2 Holdings Inc.	1,359,839	108,026
*	Perficient Inc.	831,422	107,495
		Shares	Market Value• ($000)
*	SiTime Corp.	362,938	106,174
*	Envestnet Inc.	1,308,912	103,849
	Avnet Inc.	2,503,952	103,238
*	Mandiant Corp.	5,743,648	100,744
*	Upwork Inc.	2,911,074	99,442
*	MACOM Technology Solutions Holdings Inc.	1,228,043	96,156
*	Alarm.com Holdings Inc.	1,133,619	96,142
*	Blackbaud Inc.	1,213,855	95,870
*	Box Inc. Class A	3,629,517	95,057
*	Altair Engineering Inc. Class A	1,216,975	94,096
*	Insight Enterprises Inc.	879,046	93,706
*	Alteryx Inc. Class A	1,503,347	90,952
*	FormFactor Inc.	1,969,698	90,055
*,1	Fastly Inc. Class A	2,515,657	89,180
	Advanced Energy Industries Inc.	949,037	86,419
*,1	MicroStrategy Inc. Class A	157,854	85,950
	Switch Inc. Class A	2,901,112	83,088
*	Cargurus Inc. Class A	2,433,088	81,849
*	Kyndryl Holdings Inc.	4,519,518	81,803
*	Rambus Inc.	2,756,424	81,011
*	nCino Inc.	1,463,503	80,288
*	LiveRamp Holdings Inc.	1,630,411	78,178
*	Sprout Social Inc. Class A	861,814	78,158
*	Verint Systems Inc.	1,487,509	78,109
*,1	E2open Parent Holdings Inc.	6,800,661	76,575
	Xerox Holdings Corp.	3,368,262	76,257
*	IPG Photonics Corp.	437,351	75,286
*	CommVault Systems Inc.	1,089,809	75,110
*	Cerence Inc.	972,113	74,503
	Vishay Intertechnology Inc.	3,344,978	73,155
*	Plexus Corp.	704,405	67,545
*	Momentive Global Inc.	3,191,542	67,501
	Shutterstock Inc.	597,776	66,281
*	3D Systems Corp.	3,062,014	65,956
*	Everbridge Inc.	970,563	65,348
*	Appian Corp.	999,911	65,204
*	Sanmina Corp.	1,540,490	63,869
*	Yelp Inc. Class A	1,741,139	63,099
*	Jamf Holding Corp.	1,650,365	62,730
	Amkor Technology Inc.	2,463,857	61,079
*	Bottomline Technologies DE Inc.	1,081,558	61,076
*	Allegro MicroSystems Inc.	1,672,160	60,499
*	Vimeo Inc.	3,338,283	59,956

25

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	PagerDuty Inc.	1,723,089	59,877
	McAfee Corp. Class A	2,305,192	59,451
*	NetScout Systems Inc.	1,764,159	58,358
*	LivePerson Inc.	1,616,435	57,739
*,1	C3.ai Inc. Class A	1,772,804	55,400
*	Magnite Inc.	3,158,984	55,282
*	Duck Creek Technologies Inc.	1,831,110	55,135
*	Allscripts Healthcare Solutions Inc.	2,965,048	54,705
*	Zuora Inc. Class A	2,907,418	54,311
	Progress Software Corp.	1,104,607	53,319
*	Appfolio Inc. Class A	439,368	53,190
*	Covetrus Inc.	2,602,382	51,970
	Xperi Holding Corp.	2,629,747	49,729
*	Super Micro Computer Inc.	1,091,635	47,977
*	BigCommerce Holdings Inc.	1,351,286	47,795
*	SentinelOne Inc. Class A	946,141	47,771
*	Amplitude Inc. Class A	890,378	47,137
*,1	Confluent Inc. Class A	612,285	46,681
*	DoubleVerify Holdings Inc.	1,396,917	46,489
*	Schrodinger Inc.	1,319,049	45,942
	CSG Systems International Inc.	781,920	45,054
	Methode Electronics Inc.	912,957	44,890
*	Ping Identity Holding Corp.	1,891,638	43,281
*	Avaya Holdings Corp.	2,005,988	39,719
*	TTM Technologies Inc.	2,499,772	37,247
*	Veeco Instruments Inc.	1,294,742	36,861
*	JFrog Ltd.	1,235,422	36,692
*	Bumble Inc. Class A	1,058,767	35,850
*	PROS Holdings Inc.	999,368	34,468
*	Eventbrite Inc. Class A	1,946,289	33,943
*	Bandwidth Inc. Class A	465,558	33,408
*	Unisys Corp.	1,598,879	32,889
*	Informatica Inc. Class A	867,028	32,063
*	Sumo Logic Inc.	2,354,434	31,926
*	Vroom Inc.	2,754,397	29,720
*	Yext Inc.	2,930,365	29,069
*	Olo Inc. Class A	1,361,503	28,333
*	Paycor HCM Inc.	899,899	25,926
*	Parsons Corp.	767,479	25,826
*,1	Skillz Inc. Class A	3,413,563	25,397
*	nLight Inc.	1,057,607	25,330
*	CEVA Inc.	560,626	24,241
		Shares	Market Value• ($000)
*	Consensus Cloud Solutions Inc.	399,777	23,135
*	ScanSource Inc.	655,120	22,982
*	KnowBe4 Inc. Class A	985,168	22,600
	Benchmark Electronics Inc.	832,078	22,549
*	PubMatic Inc. Class A	657,660	22,393
*,1	Aeva Technologies Inc.	2,954,199	22,334
*,1	Thoughtworks Holding Inc.	767,458	20,576
*,1	Squarespace Inc. Class A	694,134	20,477
*,1	Samsara Inc. Class A	704,477	19,803
*,1	Freshworks Inc. Class A	736,861	19,350
	Ebix Inc.	634,772	19,297
*	Telos Corp.	1,200,068	18,505
*	N-able Inc.	1,606,131	17,828
*	Alkami Technology Inc.	883,586	17,725
*	ON24 Inc.	955,974	16,586
*,1	Ouster Inc.	3,126,291	16,257
*,1	Datto Holding Corp.	614,649	16,196
*	Braze Inc. Class A	205,170	15,831
*,1	Groupon Inc.	645,158	14,942
[1]	Vivid Seats Inc. Class A	1,350,528	14,694
	SolarWinds Corp.	1,014,427	14,395
*	SEMrush Holdings Inc. Class A	634,194	13,223
*,1	IonQ Inc.	723,983	12,091
*	Vertex Inc. Class A	750,076	11,904
*,1	Clear Secure Inc. Class A	371,363	11,650
*	Expensify Inc. Class A	259,014	11,397
*,1	Rackspace Technology Inc.	804,017	10,830
*	Enfusion Inc. Class A	492,575	10,315
*,1	Matterport Inc.	456,369	9,419
*	Diebold Nixdorf Inc.	955,814	8,650
*	MediaAlpha Inc. Class A	554,792	8,566
*	CCC Intelligent Solutions Holdings Inc.	747,272	8,511
*,1	Xometry Inc. Class A	156,232	8,007
*	Nextdoor Holdings Inc.	1,003,534	7,918
*,1	ForgeRock Inc. Class A	282,576	7,542
*,1	SmartRent Inc. Class A	725,741	7,025
*	Sprinklr Inc. Class A	429,238	6,812
*	MeridianLink Inc.	309,661	6,682
*	Intapp Inc.	231,651	5,828
*,1	Couchbase Inc.	212,237	5,297
*,1	Zeta Global Holdings Corp. Class A	592,783	4,991

26

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	WM Technology Inc.	803,148	4,803
*	AvePoint Inc.	664,099	4,177
*	SecureWorks Corp. Class A	260,031	4,153
*,1	BuzzFeed Inc.	660,912	3,523
*	Viant Technology Inc. Class A	315,936	3,066
*	NerdWallet Inc. Class A	169,794	2,640
*	EngageSmart Inc.	21,874	528
*	ON Semiconductor Corp.	6,320	429
*	UserTesting Inc.	27,603	232
*	EverCommerce Inc.	8,305	131
*,2	Media General Inc. CVR	2,474,410	96
			18,307,035
Telecommunications (1.6%)
*	Ciena Corp.	3,908,312	300,823
	Cable One Inc.	144,815	255,374
*	Lumentum Holdings Inc.	1,732,198	183,215
*	Frontier Communications Parent Inc.	6,163,387	181,758
	Juniper Networks Inc.	4,101,759	146,474
*	Vonage Holdings Corp.	6,049,932	125,778
*	Iridium Communications Inc.	2,997,096	123,750
*	Viavi Solutions Inc.	5,983,954	105,437
	Cogent Communications Holdings Inc.	1,078,937	78,957
*	Viasat Inc.	1,758,034	78,303
*	CommScope Holding Co. Inc.	5,144,457	56,795
	InterDigital Inc.	770,474	55,189
*	Calix Inc.	682,771	54,601
	Telephone & Data Systems Inc.	2,562,139	51,627
*,1	fuboTV Inc.	3,102,245	48,147
*	8x8 Inc.	2,742,227	45,960
*	Infinera Corp.	4,565,612	43,784
*	Altice USA Inc. Class A	2,702,950	43,734
*	Plantronics Inc.	1,030,541	30,236
	Shenandoah Telecommunications Co.	1,184,403	30,202
*	WideOpenWest Inc.	1,343,949	28,922
	ADTRAN Inc.	1,250,513	28,549
*,1	Globalstar Inc.	23,045,037	26,732
*	EchoStar Corp. Class A	928,239	24,459
*	NETGEAR Inc.	692,859	20,238
		Shares	Market Value• ($000)
*	United States Cellular Corp.	417,749	13,167
	ATN International Inc.	266,050	10,629
*,1	Gogo Inc.	635,461	8,598
			2,201,438
Utilities (3.1%)
	Atmos Energy Corp.	3,345,045	350,460
	Essential Utilities Inc.	5,748,580	308,641
	NRG Energy Inc.	6,178,382	266,165
	UGI Corp.	5,286,735	242,714
	Pinnacle West Capital Corp.	2,847,013	200,971
	OGE Energy Corp.	5,057,055	194,090
*	Sunrun Inc.	4,959,725	170,119
	National Fuel Gas Co.	2,302,282	147,208
	IDACORP Inc.	1,274,155	144,374
*	Evoqua Water Technologies Corp.	3,041,388	142,185
*	Stericycle Inc.	2,315,353	138,088
*	Clean Harbors Inc.	1,234,773	123,193
	Portland General Electric Co.	2,253,182	119,238
	Black Hills Corp.	1,608,772	113,531
	Hawaiian Electric Industries Inc.	2,618,268	108,658
*	Casella Waste Systems Inc. Class A	1,269,633	108,452
	ONE Gas Inc.	1,349,961	104,743
	New Jersey Resources Corp.	2,416,240	99,211
	Southwest Gas Holdings Inc.	1,414,554	99,089
	PNM Resources Inc.	2,170,342	98,989
	American States Water Co.	931,458	96,350
	California Water Service Group	1,325,977	95,285
	Ormat Technologies Inc.	1,128,890	89,521
	ALLETE Inc.	1,323,735	87,830
	Spire Inc.	1,237,179	80,689
	NorthWestern Corp.	1,361,849	77,843
	Avista Corp.	1,793,093	76,189
	MGE Energy Inc.	909,656	74,819
	South Jersey Industries Inc.	2,832,575	73,987
	Clearway Energy Inc. Class C	2,053,274	73,979
*	Sunnova Energy International Inc.	2,263,488	63,197
	Northwest Natural Holding Co.	768,528	37,489
*	Harsco Corp.	1,987,373	33,209

27

Small-Cap Index Fund
	Shares	Market Value• ($000)
Clearway Energy Inc. Class A	885,843	29,658
* Archaea Energy Inc.	604,535	11,051
		4,281,215
Total Common Stocks (Cost $95,237,674)		139,631,720
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[3,4] Vanguard Market Liquidity Fund, 0.090% (Cost $2,098,079)	20,985,587	2,098,349
Total Investments (100.8%) (Cost $97,335,753)		141,730,069
Other Assets and Liabilities—Net (-0.8%)		(1,179,658)
Net Assets (100%)		140,550,411
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,270,062,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,372,627,000 was received for securities on loan, of which $1,343,983,000 is held in Vanguard Market Liquidity Fund and $28,644,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	2,506	281,023	3,347
E-mini S&P Mid-Cap 400 Index	March 2022	1,824	517,596	12,129
				15,476

28

Small-Cap Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Avalara Inc.	8/31/22	BOANA	12,571	(0.071)[1]	—	(952)
Bandwidth Inc. Class A	8/31/22	BOANA	6,306	(0.000)[1]	6	—
New York Community Bancorp Inc.	8/31/22	BOANA	4,193	(0.623)[1]	79	—
Ollie's Bargain Outlet Holdings Inc.	1/31/22	GSI	14,754	(0.109)[2]	603	—
Popular Inc.	8/31/22	BOANA	10,895	(0.474)[1]	643	—
Signature Bank	8/31/23	BOANA	76,065	(0.836)[1]	4,783	—
United Therapeutics Corp.	8/31/22	BOANA	22,740	(0.072)[1]	3,188	—
					9,302	(952)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $466,000 and cash of $6,880,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Small-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $95,237,674)	139,631,720
Affiliated Issuers (Cost $2,098,079)	2,098,349
Total Investments in Securities	141,730,069
Investment in Vanguard	4,476
Cash	10,429
Cash Collateral Pledged—Futures Contracts	39,669
Receivables for Investment Securities Sold	302,979
Receivables for Accrued Income	126,302
Receivables for Capital Shares Issued	247,409
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,302
Total Assets	142,470,635
Liabilities
Payables for Investment Securities Purchased	214,255
Collateral for Securities on Loan	1,372,627
Payables for Capital Shares Redeemed	329,208
Payables to Vanguard	2,869
Variation Margin Payable—Futures Contracts	313
Unrealized Depreciation—Over-the-Counter Swap Contracts	952
Total Liabilities	1,920,224
Net Assets	140,550,411
30

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	101,627,703
Total Distributable Earnings (Loss)	38,922,708
Net Assets	140,550,411

Investor Shares—Net Assets
Applicable to 5,711,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	618,849
Net Asset Value Per Share—Investor Shares	$108.35

ETF Shares—Net Assets
Applicable to 221,917,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,187,261
Net Asset Value Per Share—ETF Shares	$226.15

Admiral Shares—Net Assets
Applicable to 509,983,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,265,634
Net Asset Value Per Share—Admiral Shares	$108.37

Institutional Shares—Net Assets
Applicable to 201,548,211 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,840,526
Net Asset Value Per Share—Institutional Shares	$108.36

Institutional Plus Shares—Net Assets
Applicable to 40,406,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,638,141
Net Asset Value Per Share—Institutional Plus Shares	$312.78
See accompanying Notes, which are an integral part of the Financial Statements.
31

Small-Cap Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	1,736,992
Interest[2]	615
Securities Lending—Net	44,823
Total Income	1,782,430
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,133
Management and Administrative—Investor Shares	1,167
Management and Administrative—ETF Shares	18,074
Management and Administrative—Admiral Shares	22,420
Management and Administrative—Institutional Shares	6,953
Management and Administrative—Institutional Plus Shares	2,827
Marketing and Distribution—Investor Shares	42
Marketing and Distribution—ETF Shares	2,052
Marketing and Distribution—Admiral Shares	1,905
Marketing and Distribution—Institutional Shares	630
Marketing and Distribution—Institutional Plus Shares	181
Custodian Fees	788
Auditing Fees	39
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1,233
Shareholders’ Reports—Admiral Shares	693
Shareholders’ Reports—Institutional Shares	277
Shareholders’ Reports—Institutional Plus Shares	78
Trustees’ Fees and Expenses	42
Total Expenses	63,536
Net Investment Income	1,718,894
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	10,390,008
Futures Contracts	128,976
Swap Contracts	(23,405)
Realized Net Gain (Loss)	10,495,579
32

Small-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,203,160
Futures Contracts	1,778
Swap Contracts	943
Change in Unrealized Appreciation (Depreciation)	8,205,881
Net Increase (Decrease) in Net Assets Resulting from Operations	20,420,354
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $615,000, ($99,000), $21,000, and ($140,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $8,887,919,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,718,894	1,296,033
Realized Net Gain (Loss)	10,495,579	3,870,929
Change in Unrealized Appreciation (Depreciation)	8,205,881	13,074,363
Net Increase (Decrease) in Net Assets Resulting from Operations	20,420,354	18,241,325
Distributions
Investor Shares	(8,073)	(8,214)
ETF Shares	(596,413)	(413,915)
Admiral Shares	(684,429)	(548,152)
Institutional Shares	(275,247)	(223,749)
Institutional Plus Shares	(153,202)	(122,453)
Total Distributions	(1,717,364)	(1,316,483)
Capital Share Transactions
Investor Shares	(201,756)	(147,445)
ETF Shares	6,570,091	4,228,769
Admiral Shares	234,027	(1,839,081)
Institutional Shares	(197,115)	(1,146,922)
Institutional Plus Shares	799,184	(141,850)
Net Increase (Decrease) from Capital Share Transactions	7,204,431	953,471
Total Increase (Decrease)	25,907,421	17,878,313
Net Assets
Beginning of Period	114,642,990	96,764,677
End of Period	140,550,411	114,642,990
See accompanying Notes, which are an integral part of the Financial Statements.
34

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$93.20	$79.35	$63.21	$70.76	$61.75
Investment Operations
Net Investment Income[1]	1.230	.928	.832	.967	.876
Net Realized and Unrealized Gain (Loss) on Investments	15.130	13.897	16.319	(7.552)	9.011
Total from Investment Operations	16.360	14.825	17.151	(6.585)	9.887
Distributions
Dividends from Net Investment Income	(1.210)	(.975)	(1.011)	(.965)	(.877)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.210)	(.975)	(1.011)	(.965)	(.877)
Net Asset Value, End of Period	$108.35	$93.20	$79.35	$63.21	$70.76
Total Return[2]	17.59%	18.96%	27.22%	-9.43%	16.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$619	$709	$754	$3,332	$4,345
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.26%	1.14%	1.34%	1.36%
Portfolio Turnover Rate[3]	17%	22%	16%	15%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$194.54	$165.64	$131.94	$147.71	$128.90
Investment Operations
Net Investment Income[1]	2.769	2.262	2.298	2.239	2.037
Net Realized and Unrealized Gain (Loss) on Investments	31.637	28.863	33.707	(15.808)	18.768
Total from Investment Operations	34.406	31.125	36.005	(13.569)	20.805
Distributions
Dividends from Net Investment Income	(2.796)	(2.225)	(2.305)	(2.201)	(1.995)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.796)	(2.225)	(2.305)	(2.201)	(1.995)
Net Asset Value, End of Period	$226.15	$194.54	$165.64	$131.94	$147.71
Total Return	17.72%	19.08%	27.37%	-9.30%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,187	$37,492	$27,442	$20,914	$21,605
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.47%	1.49%	1.46%	1.48%
Portfolio Turnover Rate[2]	17%	22%	16%	15%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$93.22	$79.37	$63.23	$70.78	$61.77
Investment Operations
Net Investment Income[1]	1.358	1.029	1.108	1.067	.970
Net Realized and Unrealized Gain (Loss) on Investments	15.131	13.887	16.136	(7.563)	8.997
Total from Investment Operations	16.489	14.916	17.244	(6.496)	9.967
Distributions
Dividends from Net Investment Income	(1.339)	(1.066)	(1.104)	(1.054)	(.957)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.339)	(1.066)	(1.104)	(1.054)	(.957)
Net Asset Value, End of Period	$108.37	$93.22	$79.37	$63.23	$70.78
Total Return[2]	17.73%	19.11%	27.37%	-9.31%	16.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,266	$47,313	$42,386	$31,382	$33,801
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.40%	1.50%	1.46%	1.48%
Portfolio Turnover Rate[3]	17%	22%	16%	15%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$93.22	$79.37	$63.22	$70.78	$61.77
Investment Operations
Net Investment Income[1]	1.367	1.034	1.101	1.076	.975
Net Realized and Unrealized Gain (Loss) on Investments	15.123	13.889	16.161	(7.575)	8.998
Total from Investment Operations	16.490	14.923	17.262	(6.499)	9.973
Distributions
Dividends from Net Investment Income	(1.350)	(1.073)	(1.112)	(1.061)	(.963)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.350)	(1.073)	(1.112)	(1.061)	(.963)
Net Asset Value, End of Period	$108.36	$93.22	$79.37	$63.22	$70.78
Total Return	17.73%	19.12%	27.40%	-9.32%	16.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,841	$18,957	$17,337	$14,454	$15,352
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.41%	1.49%	1.47%	1.49%
Portfolio Turnover Rate[2]	17%	22%	16%	15%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$269.07	$229.09	$182.49	$204.30	$178.28
Investment Operations
Net Investment Income[1]	4.029	2.988	3.186	3.102	2.835
Net Realized and Unrealized Gain (Loss) on Investments	43.607	40.111	46.645	(21.825)	25.980
Total from Investment Operations	47.636	43.099	49.831	(18.723)	28.815
Distributions
Dividends from Net Investment Income	(3.926)	(3.119)	(3.231)	(3.087)	(2.795)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.926)	(3.119)	(3.231)	(3.087)	(2.795)
Net Asset Value, End of Period	$312.78	$269.07	$229.09	$182.49	$204.30
Total Return	17.75%	19.13%	27.40%	-9.30%	16.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,638	$10,172	$8,846	$7,866	$9,531
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.41%	1.49%	1.48%	1.50%
Portfolio Turnover Rate[2]	17%	22%	16%	15%	15%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Small-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Small-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $4,476,000, representing less than 0.01% of the fund’s net assets and 1.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	139,629,904	—	1,816	139,631,720
Temporary Cash Investments	2,098,349	—	—	2,098,349
Total	141,728,253	—	1,816	141,730,069

Derivative Financial Instruments
Assets
Futures Contracts[1]	15,476	—	—	15,476
Swap Contracts	—	9,302	—	9,302
Total	15,476	9,302	—	24,778
Liabilities
Swap Contracts	—	952	—	952
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,884,297
Total Distributable Earnings (Loss)	(8,884,297)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax
44

Small-Cap Index Fund
purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	22,175
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(5,198,211)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	44,098,744
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,717,364	1,316,483
Long-Term Capital Gains	—	—
Total	1,717,364	1,316,483
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	97,631,325
Gross Unrealized Appreciation	53,505,539
Gross Unrealized Depreciation	(9,406,795)
Net Unrealized Appreciation (Depreciation)	44,098,744
E.	During the year ended December 31, 2021, the fund purchased $42,324,071,000 of investment securities and sold $35,162,449,000 of investment securities, other than temporary cash investments. Purchases and sales include $17,197,274,000 and $12,798,135,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $1,577,098,000 and sales were $5,106,538,000, resulting in net realized gain of $1,424,021,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Small-Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	83,822	804	52,197	745
Issued in Lieu of Cash Distributions	8,073	77	8,214	109
Redeemed	(293,651)	(2,772)	(207,856)	(2,748)
Net Increase (Decrease)—Investor Shares	(201,756)	(1,891)	(147,445)	(1,894)
ETF Shares
Issued	19,022,966	85,746	16,291,928	103,198
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,452,875)	(56,550)	(12,063,159)	(76,150)
Net Increase (Decrease)—ETF Shares	6,570,091	29,196	4,228,769	27,048
Admiral Shares
Issued	8,639,338	82,503	7,197,182	101,668
Issued in Lieu of Cash Distributions	609,812	5,775	488,424	6,445
Redeemed	(9,015,123)	(85,813)	(9,524,687)	(134,614)
Net Increase (Decrease)—Admiral Shares	234,027	2,465	(1,839,081)	(26,501)
Institutional Shares
Issued	4,948,740	47,094	3,037,642	42,453
Issued in Lieu of Cash Distributions	260,028	2,463	210,983	2,787
Redeemed	(5,405,883)	(51,369)	(4,395,547)	(60,308)
Net Increase (Decrease)—Institutional Shares	(197,115)	(1,812)	(1,146,922)	(15,068)
Institutional Plus Shares
Issued	3,027,331	9,968	1,822,548	8,480
Issued in Lieu of Cash Distributions	153,202	502	122,453	562
Redeemed	(2,381,349)	(7,870)	(2,086,851)	(9,851)
Net Increase (Decrease)—Institutional Plus Shares	799,184	2,600	(141,850)	(809)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
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Small-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Investor Shares	5.58%	16.76%	14.69%	$39,363
Spliced Small-Cap Growth Index	5.71	16.91	14.77	39,670
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Small-Cap Growth Index: MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	5.71%	16.90%	14.83%	$39,862
Small-Cap Growth Index Fund ETF Shares Market Price	5.62	16.90	14.83	39,856
Spliced Small-Cap Growth Index	5.71	16.91	14.77	39,670
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
47

Small-Cap Growth Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Growth Index Fund Admiral Shares	5.69%	16.90%	14.83%	$39,861
Spliced Small-Cap Growth Index	5.71	16.91	14.77	39,670
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Growth Index Fund Institutional Shares	5.70%	16.91%	14.84%	$19,945,853
Spliced Small-Cap Growth Index	5.71	16.91	14.77	19,834,989
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Small-Cap Growth Index Fund ETF Shares Market Price	5.62%	118.29%	298.56%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	5.71	118.30	298.62
Spliced Small-Cap Growth Index	5.71	118.37	296.70
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
48

Small-Cap Growth Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	1.8%
Consumer Discretionary	15.9
Consumer Staples	2.8
Energy	2.8
Financials	5.1
Health Care	20.5
Industrials	17.8
Real Estate	8.3
Technology	21.9
Telecommunications	1.8
Utilities	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
49

Small-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Royal Gold Inc.	1,028,587	108,218
*	RBC Bearings Inc.	452,425	91,376
	Balchem Corp.	507,370	85,543
*	Hexcel Corp.	1,315,001	68,117
*	MP Materials Corp.	1,392,669	63,255
*	Livent Corp.	2,531,685	61,722
	Quaker Chemical Corp.	210,464	48,571
*	Ingevity Corp.	616,332	44,191
	NewMarket Corp.	125,174	42,900
*	Amyris Inc.	2,889,564	15,632
*	Century Aluminum Co.	774,464	12,825
*	Zymergen Inc.	719,357	4,812
	GrafTech International Ltd.	2,113	25
	American Vanguard Corp.	280	5
			647,192
Consumer Discretionary (15.9%)
*	Floor & Decor Holdings Inc. Class A	1,572,278	204,412
*	Liberty Media Corp.-Liberty Formula One Class C	3,027,989	191,490
*	Five Below Inc.	878,558	181,765
*	SiteOne Landscape Supply Inc.	701,051	169,851
	Pool Corp.	298,553	168,981
*	Deckers Outdoor Corp.	430,509	157,700
*	RH	268,509	143,905
	Tempur Sealy International Inc.	3,018,316	141,951
*	Penn National Gaming Inc.	2,662,114	138,031
	Wyndham Hotels & Resorts Inc.	1,461,783	131,049
	Churchill Downs Inc.	540,023	130,092
	Gentex Corp.	3,708,728	129,249
*	Bright Horizons Family Solutions Inc.	947,282	119,244
*	Planet Fitness Inc. Class A	1,307,553	118,438
		Shares	Market Value• ($000)
*	Crocs Inc.	876,926	112,439
*	Fox Factory Holding Corp.	660,584	112,365
*	YETI Holdings Inc.	1,306,072	108,182
*	IAA Inc.	2,115,779	107,101
*	Zynga Inc. Class A	16,699,535	106,877
	Vail Resorts Inc.	317,381	104,069
*	Scientific Games Corp.	1,436,854	96,025
	Texas Roadhouse Inc. Class A	1,038,550	92,722
	Nexstar Media Group Inc. Class A	608,541	91,877
*	Skechers USA Inc. Class A	2,112,865	91,698
	Choice Hotels International Inc.	567,350	88,501
*	Boyd Gaming Corp.	1,234,627	80,954
	Wingstop Inc.	468,241	80,912
*	Hilton Grand Vacations Inc.	1,408,070	73,375
	Papa John's International Inc.	512,690	68,429
*	Skyline Champion Corp.	847,129	66,906
*	Chegg Inc.	2,157,436	66,233
*	National Vision Holdings Inc.	1,295,836	62,187
*	Callaway Golf Co.	2,186,042	59,985
*	Sonos Inc.	1,992,344	59,372
*	Leslie's Inc.	2,502,522	59,210
	LCI Industries	376,315	58,656
*,1	Luminar Technologies Inc. Class A	3,462,475	58,550
	Columbia Sportswear Co.	562,350	54,795
*	Grand Canyon Education Inc.	628,348	53,856
*	LGI Homes Inc.	342,540	52,916
*	SeaWorld Entertainment Inc.	787,491	51,077
*	Ollie's Bargain Outlet Holdings Inc.	971,333	49,723
*	Six Flags Entertainment Corp.	1,146,156	48,803
*	Visteon Corp.	439,032	48,794
50

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Frontdoor Inc.	1,328,192	48,678
*	Dorman Products Inc.	421,688	47,655
*	Madison Square Garden Sports Corp.	262,562	45,615
	Red Rock Resorts Inc. Class A	823,791	45,317
*	Gentherm Inc.	521,308	45,302
*	Allegiant Travel Co.	241,301	45,133
*	TripAdvisor Inc.	1,572,931	42,878
*,1	Figs Inc. Class A	1,545,972	42,607
*	Shake Shack Inc. Class A	583,441	42,101
	Ralph Lauren Corp.	344,710	40,972
*	Coursera Inc.	1,654,116	40,427
*	Overstock.com Inc.	641,487	37,854
*,1	Fisker Inc.	2,314,603	36,409
	Levi Strauss & Co. Class A	1,441,316	36,076
*	Hyatt Hotels Corp. Class A	374,911	35,954
*	Revolve Group Inc. Class A	619,742	34,730
	World Wrestling Entertainment Inc. Class A	702,400	34,656
*	Madison Square Garden Entertainment Corp.	429,505	30,211
	Monro Inc.	497,811	29,007
*	Boot Barn Holdings Inc.	231,005	28,425
	Steven Madden Ltd.	604,029	28,069
*	iRobot Corp.	423,896	27,926
*	ACV Auctions Inc. Class A	1,466,265	27,624
	Jack in the Box Inc.	314,027	27,471
*	Driven Brands Holdings Inc.	790,074	26,562
*	Sleep Number Corp.	336,150	25,749
	Camping World Holdings Inc. Class A	630,723	25,481
*	Petco Health & Wellness Co. Inc. Class A	1,238,293	24,506
	Cracker Barrel Old Country Store Inc.	183,744	23,637
*	Stitch Fix Inc. Class A	1,232,578	23,320
*	Liberty Media Corp.-Liberty Formula One Class A	389,599	23,119
*	2U Inc.	1,129,512	22,669
*,1	ContextLogic Inc. Class A	7,211,521	22,428
*	Cavco Industries Inc.	68,102	21,633
	EW Scripps Co. Class A	937,423	18,139
*	Selectquote Inc.	1,921,160	17,406
*	Mister Car Wash Inc.	929,081	16,919
*,1	Dutch Bros Inc. Class A	322,551	16,421
*	Cardlytics Inc.	233,895	15,458
	Inter Parfums Inc.	136,341	14,575
*	RealReal Inc.	1,226,945	14,245
		Shares	Market Value• ($000)
*	Sun Country Airlines Holdings Inc.	494,530	13,476
*	elf Beauty Inc.	386,109	12,823
*,1	Corsair Gaming Inc.	589,557	12,387
*,1	Portillo's Inc. Class A	314,350	11,801
*	Latham Group Inc.	468,004	11,714
*	Dave & Buster's Entertainment Inc.	301,961	11,595
*	Stride Inc.	317,369	10,578
*,1	ThredUp Inc. Class A	815,590	10,407
	Strategic Education Inc.	173,169	10,016
*	Quotient Technology Inc.	1,327,837	9,853
*	Angi Inc. Class A	1,067,347	9,830
*	Dine Brands Global Inc.	127,775	9,687
*	Poshmark Inc. Class A	552,065	9,402
*	Integral Ad Science Holding Corp.	360,515	8,007
*,1	Canoo Inc.	1,025,220	7,915
*	Rush Street Interactive Inc.	393,173	6,487
*,1	Dream Finders Homes Inc. Class A	302,683	5,887
*	Vizio Holding Corp. Class A	302,653	5,881
*	Life Time Group Holdings Inc.	301,606	5,191
*	Sciplay Corp. Class A	364,179	5,018
*	Traeger Inc.	367,271	4,466
*,1	Weber Inc. Class A	287,059	3,712
*	Janus International Group Inc.	289,656	3,626
*,1	Sweetgreen Inc. Class A	109,580	3,507
*	Frontier Group Holdings Inc.	253,121	3,435
*,1	XL Fleet Corp.	871,198	2,884
*,1	Allbirds Inc. Class A	154,191	2,325
*	Brilliant Earth Group Inc. Class A	127,101	2,295
*	Udemy Inc.	107,273	2,096
*,1	Solo Brands Inc. Class A	94,488	1,477
*,1	Revlon Inc. Class A	125,074	1,418
*	Arhaus Inc. Class A	102,584	1,359
*	Instructure Holdings Inc.	5,620	135
	Travel + Leisure Co.	910	50
*	Academy Sports & Outdoors Inc.	932	41
*	Torrid Holdings Inc.	3,955	39
	Sinclair Broadcast Group Inc. Class A	512	14
*	PowerSchool Holdings Inc. Class A	503	8
*	Duolingo Inc. Class A	70	7
*,1	Lordstown Motors Corp.	1,120	4
			5,866,964
Consumer Staples (2.8%)
*	Darling Ingredients Inc.	2,538,427	175,888

51

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Casey's General Stores Inc.	581,369	114,733
*	Post Holdings Inc.	882,348	99,467
*	Boston Beer Co. Inc. Class A	143,876	72,672
*	Freshpet Inc.	646,028	61,547
*	Simply Good Foods Co.	1,352,015	56,203
	WD-40 Co.	214,935	52,582
	Coca-Cola Consolidated Inc.	72,832	45,097
*	Celsius Holdings Inc.	586,890	43,764
*,1	Beyond Meat Inc.	653,263	42,567
	Medifast Inc.	173,304	36,295
	Sanderson Farms Inc.	166,662	31,846
	J & J Snack Foods Corp.	180,130	28,453
	Lancaster Colony Corp.	151,654	25,114
	Cal-Maine Foods Inc.	623,865	23,077
*	Beauty Health Co.	818,095	19,765
*	USANA Health Sciences Inc.	182,445	18,463
*,1	BellRing Brands Inc. Class A	618,121	17,635
[1]	National Beverage Corp.	364,489	16,522
	Utz Brands Inc.	1,030,100	16,430
*	Hydrofarm Holdings Group Inc.	521,645	14,757
*	Sovos Brands Inc.	393,547	5,923
*	Vital Farms Inc.	283,341	5,117
*	Honest Co. Inc.	390,789	3,162
*,1	AppHarvest Inc.	255,945	996
			1,028,075
Energy (2.8%)
	Coterra Energy Inc.	12,756,552	242,375
	Texas Pacific Land Corp.	97,249	121,451
	PDC Energy Inc.	1,526,004	74,438
*,1	ChargePoint Holdings Inc.	3,537,493	67,389
*	ChampionX Corp.	3,169,847	64,063
	Matador Resources Co.	1,654,572	61,087
*	Denbury Inc.	746,356	57,163
*	Shoals Technologies Group Inc. Class A	1,634,915	39,728
*	Ameresco Inc. Class A	474,175	38,617
	Cactus Inc. Class A	926,170	35,315
	Civitas Resources Inc.	656,038	32,126
*	Array Technologies Inc.	2,018,123	31,664
*,1	FuelCell Energy Inc.	5,469,851	28,443
	New Fortress Energy Inc. Class A	1,138,803	27,491
	Magnolia Oil & Gas Corp. Class A	1,216,659	22,958
*	Stem Inc.	1,072,056	20,337
*	Liberty Oilfield Services Inc. Class A	1,891,959	18,352
*	Oceaneering International Inc.	1,576,220	17,827
*	Dril-Quip Inc.	552,774	10,879
		Shares	Market Value• ($000)
*	Fluence Energy Inc. Class A	232,641	8,273
*	NexTier Oilfield Solutions Inc.	1,607,303	5,706
*	Helix Energy Solutions Group Inc.	1,119,457	3,493
*,1	EVgo Inc.	187,685	1,866
			1,031,041
Financials (5.1%)
*	Upstart Holdings Inc.	899,969	136,165
	Morningstar Inc.	371,732	127,129
	Pinnacle Financial Partners Inc.	1,133,451	108,245
	Ares Management Corp. Class A	1,117,193	90,794
	Western Alliance Bancorp	777,021	83,646
	Kinsale Capital Group Inc.	339,548	80,775
*,1	Credit Acceptance Corp.	113,867	78,304
	Erie Indemnity Co. Class A	398,053	76,689
*	Trupanion Inc.	569,220	75,154
*	SoFi Technologies Inc.	4,740,331	74,945
*	Alleghany Corp.	101,947	68,059
	ServisFirst Bancshares Inc.	764,365	64,925
*	Silvergate Capital Corp. Class A	421,407	62,452
	Ameris Bancorp	1,037,391	51,538
	Hamilton Lane Inc. Class A	495,607	51,355
	Virtu Financial Inc. Class A	1,761,995	50,798
*,1	Marathon Digital Holdings Inc.	1,527,898	50,207
[1]	Blue Owl Capital Inc. Class A	3,175,401	47,345
*	Focus Financial Partners Inc. Class A	727,174	43,427
	Houlihan Lokey Inc. Class A	400,123	41,421
*,1	Riot Blockchain Inc.	1,727,351	38,572
	Goosehead Insurance Inc. Class A	279,713	36,385
	Cohen & Steers Inc.	376,982	34,875
*	Open Lending Corp. Class A	1,488,580	33,463
	StepStone Group Inc. Class A	799,150	33,221
*	BRP Group Inc. Class A	849,486	30,675
	Pacific Premier Bancorp Inc.	738,028	29,543
*,1	Lemonade Inc.	577,691	24,327
*	Triumph Bancorp Inc.	187,749	22,357
	Live Oak Bancshares Inc.	254,317	22,199
*	LendingTree Inc.	177,093	21,712
	TFS Financial Corp.	887,554	15,861
*,1	Oscar Health Inc. Class A	1,905,640	14,959

52

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	PJT Partners Inc. Class A	170,623	12,641
*	Palomar Holdings Inc.	188,600	12,216
*	Clearwater Analytics Holdings Inc. Class A	480,676	11,046
*,1	Root Inc. Class A	1,759,008	5,453
*	eHealth Inc.	164,931	4,206
*	AssetMark Financial Holdings Inc.	143,612	3,764
*	GoHealth Inc. Class A	986,383	3,738
*,1	Romeo Power Inc.	733,413	2,677
*	P10 Inc. Class A	156,026	2,181
*,1	Hagerty Inc. Class A	99,854	1,416
*	Bakkt Holdings Inc.	97,469	829
*	MetroMile Inc.	324,627	711
	Essent Group Ltd.	1,120	51
	Independent Bank Group Inc.	385	28
*	Ryan Specialty Group Holdings Inc. Class A	700	28
	National Bank Holdings Corp. Class A	306	13
	Kearny Financial Corp.	770	10
			1,882,530
Health Care (20.4%)
	Bio-Techne Corp.	615,987	318,675
*	Masimo Corp.	779,200	228,134
*	Repligen Corp.	823,999	218,228
*	Syneos Health Inc.	1,625,854	166,943
*	Penumbra Inc.	556,652	159,937
*	Guardant Health Inc.	1,515,590	151,589
*	Tandem Diabetes Care Inc.	996,444	149,985
*	Charles River Laboratories International Inc.	395,595	149,052
	Bruker Corp.	1,545,857	129,713
	Chemed Corp.	241,529	127,778
*	Neurocrine Biosciences Inc.	1,488,217	126,751
*	Natera Inc.	1,337,129	124,874
*	Omnicell Inc.	689,117	124,344
*	Intellia Therapeutics Inc.	1,051,253	124,300
*	Sarepta Therapeutics Inc.	1,298,641	116,943
*	Arrowhead Pharmaceuticals Inc.	1,559,230	103,377
*	Blueprint Medicines Corp.	923,963	98,966
*	Medpace Holdings Inc.	451,167	98,192
*	Inspire Medical Systems Inc.	408,058	93,878
*	Shockwave Medical Inc.	526,401	93,873
*	Exelixis Inc.	4,957,603	90,625
*	Globus Medical Inc. Class A	1,240,729	89,581
*	Arena Pharmaceuticals Inc.	961,114	89,326
		Shares	Market Value• ($000)
*	Halozyme Therapeutics Inc.	2,205,246	88,673
*	Ultragenyx Pharmaceutical Inc.	1,014,629	85,320
*	Amedisys Inc.	510,839	82,695
*	Neogen Corp.	1,684,456	76,491
*	Integra LifeSciences Holdings Corp.	1,127,854	75,555
*	ICU Medical Inc.	316,096	75,022
*	Quidel Corp.	554,948	74,912
*	Fate Therapeutics Inc.	1,271,826	74,415
*	Maravai LifeSciences Holdings Inc. Class A	1,750,244	73,335
	Ensign Group Inc.	822,442	69,052
*	STAAR Surgical Co.	745,719	68,084
*	LHC Group Inc.	471,482	64,701
*	Option Care Health Inc.	2,254,790	64,126
*	Beam Therapeutics Inc.	800,667	63,805
*	NeoGenomics Inc.	1,832,964	62,541
*	Apellis Pharmaceuticals Inc.	1,295,713	61,261
*	Intra-Cellular Therapies Inc.	1,148,883	60,133
*	Denali Therapeutics Inc.	1,339,708	59,751
*	Alkermes plc	2,534,122	58,944
*	HealthEquity Inc.	1,308,792	57,901
*	Ionis Pharmaceuticals Inc.	1,881,286	57,248
*	Adaptive Biotechnologies Corp.	1,991,312	55,876
*	R1 RCM Inc.	2,175,990	55,466
*	Arvinas Inc.	663,047	54,463
*	Twist Bioscience Corp.	700,178	54,187
*	Progyny Inc.	1,063,149	53,530
*	Merit Medical Systems Inc.	840,839	52,384
*	iRhythm Technologies Inc.	438,288	51,582
*	Vir Biotechnology Inc.	1,231,435	51,560
*	Insmed Inc.	1,855,907	50,555
*	Amicus Therapeutics Inc.	4,368,230	50,453
*	AtriCure Inc.	684,253	47,576
*	Inari Medical Inc.	511,792	46,711
*	Invitae Corp.	3,011,793	45,990
*	Veracyte Inc.	1,114,525	45,918
*	Certara Inc.	1,604,168	45,590
*	Zentalis Pharmaceuticals Inc.	533,116	44,814
*,1	Warby Parker Inc. Class A	959,112	44,656
*	PTC Therapeutics Inc.	1,108,987	44,171
*	ACADIA Pharmaceuticals Inc.	1,891,222	44,141
*	NuVasive Inc.	811,788	42,603
*	Haemonetics Corp.	801,909	42,533
*	Nevro Corp.	520,228	42,175
*	1Life Healthcare Inc.	2,395,576	42,090

53

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Apollo Medical Holdings Inc.	566,366	41,617
*	Pacira BioSciences Inc.	664,493	39,983
*	Ortho Clinical Diagnostics Holdings plc	1,859,497	39,775
*	Nektar Therapeutics	2,895,323	39,116
*	Ligand Pharmaceuticals Inc.	249,194	38,490
*	Novocure Ltd.	511,586	38,410
*	TG Therapeutics Inc.	2,018,477	38,351
*	CareDx Inc.	829,127	37,709
*	Xencor Inc.	918,187	36,838
*	Sotera Health Co.	1,554,878	36,617
*	Doximity Inc. Class A	725,765	36,383
*	Evolent Health Inc. Class A	1,264,038	34,976
*	Sage Therapeutics Inc.	787,768	33,512
*	Emergent BioSolutions Inc.	761,408	33,098
	CONMED Corp.	229,746	32,569
*	ChemoCentryx Inc.	880,226	32,049
*	CorVel Corp.	153,155	31,856
*	Relay Therapeutics Inc.	1,018,517	31,279
*	SpringWorks Therapeutics Inc.	502,972	31,174
*	Glaukos Corp.	699,926	31,105
*,1	Corcept Therapeutics Inc.	1,519,510	30,086
*	Global Blood Therapeutics Inc.	1,015,303	29,718
*	Editas Medicine Inc.	1,077,605	28,610
*	Cytokinetics Inc.	625,711	28,520
*	Oak Street Health Inc.	851,063	28,204
*	AdaptHealth Corp. Class A	1,144,053	27,984
*	REVOLUTION Medicines Inc.	1,100,568	27,701
*	Health Catalyst Inc.	698,435	27,672
*	Cerevel Therapeutics Holdings Inc.	809,913	26,257
*	Ironwood Pharmaceuticals Inc. Class A	2,173,185	25,339
*	Accolade Inc.	844,372	22,258
*	Silk Road Medical Inc.	495,933	21,132
*	Sana Biotechnology Inc.	1,327,547	20,550
*,1	Recursion Pharmaceuticals Inc. Class A	1,132,138	19,394
*	REGENXBIO Inc.	567,932	18,571
*	FibroGen Inc.	1,303,528	18,380
*	Alector Inc.	888,753	18,353
*	Harmony Biosciences Holdings Inc.	411,297	17,538
*	American Well Corp. Class A	2,871,211	17,342
*,1	Seer Inc. Class A	757,106	17,270
*	Privia Health Group Inc.	663,989	17,177
		Shares	Market Value• ($000)
*	Surgery Partners Inc.	317,029	16,933
*	Innoviva Inc.	977,127	16,855
*	Allogene Therapeutics Inc.	1,113,230	16,609
*	Alignment Healthcare Inc.	1,170,169	16,453
*	Outset Medical Inc.	353,476	16,292
*	Axonics Inc.	289,316	16,202
*	Arcus Biosciences Inc.	383,624	15,525
*	NanoString Technologies Inc.	356,597	15,059
*	Phreesia Inc.	357,681	14,901
*	Heron Therapeutics Inc.	1,592,418	14,539
*	Berkeley Lights Inc.	790,546	14,372
*	OPKO Health Inc.	2,927,112	14,079
*	Agios Pharmaceuticals Inc.	424,226	13,944
*	Instil Bio Inc.	805,023	13,774
*	Pulmonx Corp.	402,854	12,920
*	Vaxcyte Inc.	535,996	12,751
*	Agiliti Inc.	510,291	11,818
*	Supernus Pharmaceuticals Inc.	394,645	11,508
*	Inogen Inc.	337,281	11,468
*	Bluebird Bio Inc.	1,099,293	10,982
*	Gossamer Bio Inc.	955,502	10,807
*	PMV Pharmaceuticals Inc.	460,823	10,645
*	Definitive Healthcare Corp. Class A	387,445	10,589
*	AnaptysBio Inc.	300,805	10,453
*	HealthStream Inc.	394,434	10,397
*	Atara Biotherapeutics Inc.	657,368	10,360
*	Theravance Biopharma Inc.	921,059	10,178
*	Pennant Group Inc.	400,397	9,241
*	Cano Health Inc.	986,604	8,791
*,1	Clover Health Investments Corp. Class A	2,323,407	8,643
*	Verve Therapeutics Inc.	225,617	8,318
*	BioAtla Inc.	414,057	8,128
*	Nuvation Bio Inc.	935,899	7,955
*	Kronos Bio Inc.	572,128	7,775
*	Treace Medical Concepts Inc.	415,177	7,739
*	Rocket Pharmaceuticals Inc.	352,332	7,691
*,1	Butterfly Network Inc.	1,134,211	7,588
*	ImmunityBio Inc.	1,242,245	7,553
*	Design Therapeutics Inc.	347,590	7,442
*	Sangamo Therapeutics Inc.	910,145	6,826
*	Phathom Pharmaceuticals Inc.	343,463	6,756
*	Hims & Hers Health Inc.	992,813	6,503

54

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Cullinan Oncology Inc.	409,470	6,318
*	Kinnate Biopharma Inc.	341,287	6,048
*	Precigen Inc.	1,614,522	5,990
*	Allakos Inc.	593,965	5,815
*	Signify Health Inc. Class A	399,179	5,676
*	LifeStance Health Group Inc.	584,520	5,565
*	Aveanna Healthcare Holdings Inc.	719,234	5,322
*	Singular Genomics Systems Inc.	449,919	5,201
*	Radius Health Inc.	739,582	5,118
*	2seventy bio Inc.	182,990	4,690
*,1	Erasca Inc.	283,981	4,424
*,1	SmileDirectClub Inc. Class A	1,768,122	4,155
*	Generation Bio Co.	577,859	4,091
*,1	Monte Rosa Therapeutics Inc.	181,503	3,706
*	Cytek Biosciences Inc.	208,773	3,407
*	Rubius Therapeutics Inc.	350,965	3,397
*	Natus Medical Inc.	133,516	3,168
*	Deciphera Pharmaceuticals Inc.	319,965	3,126
*,1	Lyell Immunopharma Inc.	375,389	2,905
*,1	23andMe Holding Co.	383,961	2,557
*	Aerie Pharmaceuticals Inc.	351,390	2,467
*,1	Olema Pharmaceuticals Inc.	252,055	2,359
*	Absci Corp.	216,775	1,778
*,1	P3 Health Partners Inc.	238,478	1,679
*	Epizyme Inc.	649,504	1,624
*	Innovage Holding Corp.	317,551	1,588
*	Nkarta Inc.	103,057	1,582
*	Prelude Therapeutics Inc.	111,977	1,394
*	Vor BioPharma Inc.	116,637	1,355
*	PROCEPT BioRobotics Corp.	51,850	1,297
*,1	Adagio Therapeutics Inc.	130,410	947
*	Eargo Inc.	184,140	939
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	1,054,451	928
	PerkinElmer Inc.	1,177	237
*	Avantor Inc.	5,224	220
*,1	Bright Health Group Inc.	47,686	164
*,1	Cue Health Inc.	9,658	130
*	Multiplan Corp.	3,522	16
*	Orthofix Medical Inc.	197	6
*	Intercept Pharmaceuticals Inc.	280	5
*	Clovis Oncology Inc.	1,247	3
*	Day One Biopharmaceuticals Inc.	96	2
		Shares	Market Value• ($000)
*	Nuvalent Inc. Class A	83	2
*,2	Wright Medical Group NV	1,712	—
			7,529,779
Industrials (17.7%)
*	Trex Co. Inc.	1,805,092	243,742
	Graco Inc.	2,665,078	214,859
	Nordson Corp.	820,072	209,340
	A O Smith Corp.	2,088,185	179,271
*	Fair Isaac Corp.	407,511	176,725
	Lennox International Inc.	516,334	167,478
	Toro Co.	1,669,458	166,796
*	GXO Logistics Inc.	1,799,141	163,416
	Watsco Inc.	518,071	162,094
*	Axon Enterprise Inc.	1,020,484	160,216
*	Berry Global Group Inc.	2,126,819	156,917
	Genpact Ltd.	2,949,496	156,559
	MKS Instruments Inc.	869,907	151,512
*	WillScot Mobile Mini Holdings Corp.	3,499,479	142,919
*	Paylocity Holding Corp.	604,104	142,665
*	TopBuild Corp.	516,336	142,462
*	Saia Inc.	413,114	139,232
	Littelfuse Inc.	386,526	121,632
	Advanced Drainage Systems Inc.	838,243	114,110
	Landstar System Inc.	597,982	107,051
	Eagle Materials Inc.	638,091	106,217
*	Coherent Inc.	385,007	102,620
	Cognex Corp.	1,318,281	102,510
*	WEX Inc.	703,622	98,781
	Jack Henry & Associates Inc.	581,047	97,029
*	ASGN Inc.	776,791	95,856
	Exponent Inc.	817,945	95,479
	Simpson Manufacturing Co. Inc.	681,789	94,816
*	Euronet Worldwide Inc.	788,300	93,942
*	Chart Industries Inc.	569,989	90,908
*	AMN Healthcare Services Inc.	742,050	90,775
*	Middleby Corp.	408,541	80,384
*	AZEK Co. Inc. Class A	1,698,127	78,521
	Maximus Inc.	970,801	77,344
	John Bean Technologies Corp.	497,749	76,434
*	ExlService Holdings Inc.	495,560	71,742
	BWX Technologies Inc.	1,444,582	69,167
	Insperity Inc.	573,050	67,683
*	ACI Worldwide Inc.	1,842,058	63,919
*,1	TuSimple Holdings Inc. Class A	1,777,053	63,707
*	TriNet Group Inc.	618,276	58,897
	Franklin Electric Co. Inc.	618,929	58,526
	Aerojet Rocketdyne Holdings Inc.	1,198,801	56,056
	AAON Inc.	657,568	52,231

55

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Installed Building Products Inc.	372,618	52,062
	Woodward Inc.	469,749	51,419
	Forward Air Corp.	422,745	51,190
*	Mercury Systems Inc.	888,325	48,911
	Badger Meter Inc.	458,710	48,880
*	Itron Inc.	710,045	48,652
	Helios Technologies Inc.	457,345	48,099
*	Welbilt Inc.	2,004,192	47,640
*	Shift4 Payments Inc. Class A	808,053	46,810
*	Bloom Energy Corp. Class A	2,085,617	45,738
*	Vicor Corp.	351,506	44,634
*	Masonite International Corp.	373,094	44,006
	Armstrong World Industries Inc.	372,455	43,249
*	Virgin Galactic Holdings Inc.	3,036,113	40,623
*	Flywire Corp.	1,006,078	38,291
*	Hayward Holdings Inc.	1,456,835	38,213
*	Kratos Defense & Security Solutions Inc.	1,946,480	37,762
*	Verra Mobility Corp. Class A	2,328,154	35,923
	Mueller Water Products Inc. Class A	2,481,441	35,733
*,1	Nikola Corp.	3,175,944	31,347
	Herc Holdings Inc.	197,848	30,973
*	Air Transport Services Group Inc.	933,626	27,430
	Comfort Systems USA Inc.	269,303	26,645
	Lindsay Corp.	172,487	26,218
*	TaskUS Inc. Class A	428,105	23,101
*	AeroVironment Inc.	371,184	23,025
	Tennant Co.	277,357	22,477
*	Proto Labs Inc.	431,040	22,134
*	CryoPort Inc.	368,828	21,824
*	Dycom Industries Inc.	226,653	21,251
*	FARO Technologies Inc.	286,979	20,094
*	Evo Payments Inc. Class A	740,918	18,967
*	Cimpress plc	244,684	17,522
*	Gibraltar Industries Inc.	255,269	17,021
*,1	Desktop Metal Inc. Class A	3,375,544	16,709
	Maxar Technologies Inc.	539,241	15,924
*	Core & Main Inc. Class A	500,312	15,179
*	Ranpak Holdings Corp. Class A	336,747	12,655
*,1	PureCycle Technologies Inc.	1,269,416	12,148
*,1	Danimer Scientific Inc.	1,331,661	11,346
*	Forrester Research Inc.	179,733	10,556
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	478,472	9,703
*	CS Disco Inc.	224,921	8,041
*	Paymentus Holdings Inc. Class A	219,533	7,679
	Gorman-Rupp Co.	163,248	7,273
*	Mirion Technologies Inc.	622,515	6,518
*	BTRS Holdings Inc. Class A	778,880	6,091
*,1	Latch Inc.	777,570	5,886
*,1	Hyliion Holdings Corp.	947,654	5,875
*	Enovix Corp.	169,973	4,637
*	Thermon Group Holdings Inc.	260,385	4,408
*	Hillman Solutions Corp.	366,102	3,936
*	Payoneer Global Inc.	529,780	3,894
	Pactiv Evergreen Inc.	277,244	3,515
*,1	View Inc.	762,985	2,983
*	Sterling Check Corp.	110,090	2,258
*	Proterra Inc.	255,465	2,256
*,1	Velo3D Inc.	285,776	2,232
*	Joby Aviation Inc.	235,549	1,719
*	Bill.com Holdings Inc.	1,015	253
*	IHS Holding Ltd.	14,074	198
*,1	Legalzoom.com Inc.	7,903	127
*	Remitly Global Inc.	777	16
*	ZipRecruiter Inc. Class A	477	12
*	American Woodmark Corp.	83	5
*	Velodyne Lidar Inc.	1,028	5
*	AvidXchange Holdings Inc.	302	5
			6,544,446
Real Estate (8.3%)
	Equity LifeStyle Properties Inc.	2,593,552	227,351
	CubeSmart	3,398,094	193,386
	Rexford Industrial Realty Inc.	2,374,151	192,567
	American Homes 4 Rent Class A	4,186,935	182,592
	CyrusOne Inc.	1,989,933	178,537
	Americold Realty Trust	4,185,899	137,256
	STORE Capital Corp.	3,846,979	132,336
	STAG Industrial Inc.	2,745,238	131,662
	American Campus Communities Inc.	2,184,268	125,137
	Healthcare Trust of America Inc. Class A	3,465,619	115,717
	Terreno Realty Corp.	1,174,345	100,160
	Innovative Industrial Properties Inc.	375,489	98,720
*	Host Hotels & Resorts Inc.	5,595,827	97,311
	Spirit Realty Capital Inc.	1,933,425	93,172

56

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	National Storage Affiliates Trust	1,257,807	87,040
	Lamar Advertising Co. Class A	681,528	82,669
*	Ryman Hospitality Properties Inc.	819,713	75,381
	Kite Realty Group Trust	3,430,904	74,725
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,326,570	70,467
*	Howard Hughes Corp.	648,125	65,966
	Kilroy Realty Corp.	912,886	60,670
*	Redfin Corp.	1,570,179	60,279
	PS Business Parks Inc.	324,099	59,689
	Broadstone Net Lease Inc.	2,401,736	59,611
	Essential Properties Realty Trust Inc.	1,905,840	54,945
	Uniti Group Inc.	3,701,962	51,864
	Regency Centers Corp.	672,097	50,643
	eXp World Holdings Inc.	1,042,423	35,119
	St. Joe Co.	509,558	26,523
	Safehold Inc.	311,630	24,884
	Paramount Group Inc.	2,944,452	24,557
	Pebblebrook Hotel Trust	1,036,808	23,193
*	Marcus & Millichap Inc.	406,384	20,913
	CareTrust REIT Inc.	757,940	17,304
	Universal Health Realty Income Trust	193,793	11,525
	Alexander's Inc.	15,975	4,158
*	Bridge Investment Group Holdings Inc. Class A	147,463	3,682
*	Offerpad Solutions Inc.	348,746	2,232
*	DigitalBridge Group Inc.	5,180	43
	Phillips Edison & Co. Inc.	210	7
			3,053,993
Technology (21.8%)
	Entegris Inc.	2,124,475	294,410
*	Ceridian HCM Holding Inc.	2,135,321	223,056
*	Wolfspeed Inc.	1,823,882	203,855
*	PTC Inc.	1,663,384	201,519
*	Dynatrace Inc.	3,128,818	188,824
*	Avalara Inc.	1,295,281	167,234
*	Lattice Semiconductor Corp.	2,147,254	165,467
*	Aspen Technology Inc.	1,049,514	159,736
*	Manhattan Associates Inc.	992,493	154,323
*	Guidewire Software Inc.	1,306,941	148,377
*	Five9 Inc.	1,067,581	146,600
*	Smartsheet Inc. Class A	1,878,278	145,473
*	Pure Storage Inc. Class A	4,248,170	138,278
*	Elastic NV	1,115,709	137,333
*	Silicon Laboratories Inc.	630,512	130,150
		Shares	Market Value• ($000)
	Azenta Inc.	1,166,552	120,283
	Vertiv Holdings Co. Class A	4,713,158	117,688
*	II-VI Inc.	1,665,513	113,804
*	Ambarella Inc.	546,717	110,923
	Universal Display Corp.	665,631	109,849
*	Nutanix Inc. Class A	3,316,919	105,677
*	Anaplan Inc.	2,179,927	99,950
*	Rapid7 Inc.	841,641	99,053
*	Zendesk Inc.	948,535	98,923
	Dolby Laboratories Inc. Class A	1,021,396	97,257
*	Novanta Inc.	530,896	93,613
*	New Relic Inc.	821,325	90,313
*	Semtech Corp.	1,011,019	89,910
*	Asana Inc. Class A	1,194,734	89,067
*	Blackline Inc.	828,583	85,791
	CMC Materials Inc.	445,361	85,371
	Power Integrations Inc.	897,904	83,406
*	Workiva Inc. Class A	637,865	83,235
*	Digital Turbine Inc.	1,362,278	83,085
*	Varonis Systems Inc.	1,681,543	82,026
*	MaxLinear Inc. Class A	1,084,150	81,734
	National Instruments Corp.	1,860,169	81,234
*	SPS Commerce Inc.	564,656	80,379
*	Rogers Corp.	293,999	80,262
*	Ziff Davis Inc.	719,165	79,727
*	Tenable Holdings Inc.	1,433,920	78,966
*	Onto Innovation Inc.	773,755	78,327
*	Qualys Inc.	547,370	75,110
*	Procore Technologies Inc.	930,235	74,391
*	Diodes Inc.	669,909	73,563
	Pegasystems Inc.	639,858	71,549
*	Sailpoint Technologies Holdings Inc.	1,461,197	70,634
*	Fabrinet	579,991	68,711
*	DigitalOcean Holdings Inc.	855,090	68,689
*	Q2 Holdings Inc.	845,782	67,189
*	Perficient Inc.	517,103	66,856
*	SiTime Corp.	225,373	65,931
*	Envestnet Inc.	813,277	64,525
*	Mandiant Corp.	3,572,318	62,658
*	Upwork Inc.	1,808,253	61,770
*	Alarm.com Holdings Inc.	706,077	59,882
*	MACOM Technology Solutions Holdings Inc.	763,592	59,789
*	Box Inc. Class A	2,256,023	59,085
*,1	Altair Engineering Inc. Class A	756,242	58,473
*	Alteryx Inc. Class A	935,472	56,596
*	FormFactor Inc.	1,226,020	56,054
*	Fastly Inc. Class A	1,565,082	55,482
	Advanced Energy Industries Inc.	590,575	53,778

57

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*,1	MicroStrategy Inc. Class A	97,977	53,347
	Switch Inc. Class A	1,802,146	51,613
*	Cargurus Inc. Class A	1,514,505	50,948
*	nCino Inc.	910,164	49,932
*	LiveRamp Holdings Inc.	1,013,947	48,619
*	Sprout Social Inc. Class A	535,896	48,600
*	IPG Photonics Corp.	271,604	46,754
*	CommVault Systems Inc.	678,090	46,734
	Shutterstock Inc.	372,826	41,339
*	3D Systems Corp.	1,904,144	41,015
*	Everbridge Inc.	605,201	40,748
*	Appian Corp.	622,541	40,596
*	Yelp Inc. Class A	1,088,710	39,455
*	Jamf Holding Corp.	1,027,270	39,046
*	Bottomline Technologies DE Inc.	673,733	38,046
*	Vimeo Inc.	2,080,577	37,367
*	PagerDuty Inc.	1,067,188	37,085
*	LivePerson Inc.	1,000,111	35,724
*	Magnite Inc.	1,966,622	34,416
*	Duck Creek Technologies Inc.	1,140,785	34,349
*	Zuora Inc. Class A	1,812,511	33,858
*	Appfolio Inc. Class A	271,654	32,886
*	Blackbaud Inc.	378,609	29,903
*	BigCommerce Holdings Inc.	844,885	29,884
*	DoubleVerify Holdings Inc.	870,928	28,984
*	Schrodinger Inc.	825,064	28,737
*	Ping Identity Holding Corp.	1,185,346	27,121
*,1	E2open Parent Holdings Inc.	2,124,264	23,919
*	JFrog Ltd.	758,716	22,534
*	Veeco Instruments Inc.	788,994	22,463
*	Bumble Inc. Class A	660,851	22,376
*	PROS Holdings Inc.	629,449	21,710
*	Bandwidth Inc. Class A	297,601	21,356
*	Momentive Global Inc.	996,253	21,071
*	Eventbrite Inc. Class A	1,205,116	21,017
*	Vroom Inc.	1,711,279	18,465
*	Yext Inc.	1,797,542	17,832
*	Parsons Corp.	479,264	16,127
*,1	Skillz Inc. Class A	2,120,218	15,774
*	nLight Inc.	651,834	15,611
*	CEVA Inc.	340,965	14,743
*	Amplitude Inc. Class A	273,570	14,483
*	Consensus Cloud Solutions Inc.	248,506	14,381
*	PubMatic Inc. Class A	408,690	13,916
*	Thoughtworks Holding Inc.	476,378	12,772
*	Telos Corp.	730,040	11,257
*	Alkami Technology Inc.	550,130	11,036
		Shares	Market Value• ($000)
*	ON24 Inc.	594,406	10,313
*,1	Datto Holding Corp.	382,457	10,078
*	Informatica Inc. Class A	269,054	9,950
*	Sumo Logic Inc.	732,720	9,936
*	SEMrush Holdings Inc. Class A	386,301	8,054
*	Paycor HCM Inc.	272,153	7,841
*	Clear Secure Inc. Class A	231,872	7,274
*	KnowBe4 Inc. Class A	305,971	7,019
*	Aeva Technologies Inc.	919,312	6,950
*,1	Samsara Inc. Class A	218,506	6,142
*	Freshworks Inc. Class A	228,632	6,004
	Ebix Inc.	193,371	5,878
*	N-able Inc.	489,305	5,431
*	MediaAlpha Inc. Class A	338,563	5,227
*	Xometry Inc. Class A	97,894	5,017
*	Ouster Inc.	938,790	4,882
*	Braze Inc. Class A	61,867	4,774
[1]	Vivid Seats Inc. Class A	420,360	4,573
*,1	ForgeRock Inc. Class A	167,880	4,481
*	Sprinklr Inc. Class A	264,827	4,203
*	MeridianLink Inc.	188,460	4,067
*,1	IonQ Inc.	225,247	3,762
*	Intapp Inc.	142,822	3,593
*	Vertex Inc. Class A	222,907	3,538
*	Expensify Inc. Class A	78,911	3,472
*	Enfusion Inc. Class A	155,911	3,265
*	Zeta Global Holdings Corp. Class A	373,722	3,147
*,1	Matterport Inc.	141,894	2,929
*	CCC Intelligent Solutions Holdings Inc.	235,446	2,682
*,1	Nextdoor Holdings Inc.	312,718	2,467
*	SecureWorks Corp. Class A	143,814	2,297
*	SmartRent Inc. Class A	227,136	2,199
*	Viant Technology Inc. Class A	203,492	1,975
*	WM Technology Inc.	260,713	1,559
*	AvePoint Inc.	212,521	1,337
*,1	BuzzFeed Inc.	203,943	1,087
*,1	NerdWallet Inc. Class A	53,636	834
*	ON Semiconductor Corp.	2,262	154
*	EngageSmart Inc.	6,174	149
*	UserTesting Inc.	7,782	65
	CDK Global Inc.	1,273	53
*,2	Media General Inc. CVR	1,362,047	53
*	EverCommerce Inc.	2,380	37
*	Confluent Inc. Class A	293	22
*	Rackspace Technology Inc.	328	4
*	Couchbase Inc.	83	2
			8,053,928
Telecommunications (1.8%)
*	Ciena Corp.	2,429,544	187,002

58

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Cable One Inc.	90,092	158,873
*	Lumentum Holdings Inc.	1,077,707	113,989
	Cogent Communications Holdings Inc.	672,877	49,241
*	Viasat Inc.	1,094,175	48,734
*	Calix Inc.	425,436	34,022
*	Infinera Corp.	2,822,513	27,068
*	WideOpenWest Inc.	817,052	17,583
*,1	Globalstar Inc.	14,006,322	16,247
	Shenandoah Telecommunications Co.	370,778	9,455
	ATN International Inc.	160,667	6,419
*,1	Gogo Inc.	386,517	5,229
*	fuboTV Inc.	1,269	20
			673,882
Utilities (1.3%)
*	Sunrun Inc.	3,088,959	105,951
*	Evoqua Water Technologies Corp.	1,892,797	88,488
*	Clean Harbors Inc.	767,005	76,524
*	Casella Waste Systems Inc. Class A	789,768	67,462
	Ormat Technologies Inc.	702,404	55,701
*	Sunnova Energy International Inc.	1,409,862	39,364
	California Water Service Group	413,543	29,717
	Clearway Energy Inc. Class C	643,000	23,167
	Clearway Energy Inc. Class A	270,096	9,043
*	Archaea Energy Inc.	188,139	3,439
			498,856
Total Common Stocks (Cost $26,901,648)			36,810,686
	Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund, 0.090% (Cost $630,843)	6,309,692	630,906
Total Investments (101.4%) (Cost $27,532,491)		37,441,592
Other Assets and Liabilities—Net (-1.4%)		(513,579)
Net Assets (100%)		36,928,013
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $467,050,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $500,798,000 was received for securities on loan, of which $499,409,000 is held in Vanguard Market Liquidity Fund and $1,389,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

59

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	860	96,440	2,262

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	8/31/22	BOANA	3,583	(0.521)	3	—
Beyond Meat Inc.	8/31/22	BOANA	16,862	(0.071)	—	(1,225)
Elastic NV	8/31/22	BOANA	6,218	(0.069)	—	(1,295)
Invitae Corp.	8/31/22	BOANA	6,120	(0.070)	—	(623)
Middleby Corp.	8/31/22	BOANA	4,891	(0.072)	618	—
Novocure Ltd.	8/31/22	BOANA	16,855	(0.070)	—	(3,342)
					621	(6,485)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,901,648)	36,810,686
Affiliated Issuers (Cost $630,843)	630,906
Total Investments in Securities	37,441,592
Investment in Vanguard	1,195
Cash	23,212
Cash Collateral Pledged—Futures Contracts	5,610
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,210
Receivables for Investment Securities Sold	399
Receivables for Accrued Income	17,329
Receivables for Capital Shares Issued	12,901
Unrealized Appreciation—Over-the-Counter Swap Contracts	621
Total Assets	37,507,069
Liabilities
Payables for Investment Securities Purchased	19,756
Collateral for Securities on Loan	500,798
Payables for Capital Shares Redeemed	50,727
Payables to Vanguard	1,114
Variation Margin Payable—Futures Contracts	176
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,485
Total Liabilities	579,056
Net Assets	36,928,013
61

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	29,157,031
Total Distributable Earnings (Loss)	7,770,982
Net Assets	36,928,013

Investor Shares—Net Assets
Applicable to 1,883,127 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	149,154
Net Asset Value Per Share—Investor Shares	$79.21

ETF Shares—Net Assets
Applicable to 58,163,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,379,249
Net Asset Value Per Share—ETF Shares	$281.61

Admiral Shares—Net Assets
Applicable to 167,596,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,594,188
Net Asset Value Per Share—Admiral Shares	$99.01

Institutional Shares—Net Assets
Applicable to 47,991,344 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,805,422
Net Asset Value Per Share—Institutional Shares	$79.29
See accompanying Notes, which are an integral part of the Financial Statements.
62

Small-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends	179,901
Interest[1]	71
Securities Lending—Net	13,715
Total Income	193,687
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,787
Management and Administrative—Investor Shares	320
Management and Administrative—ETF Shares	8,552
Management and Administrative—Admiral Shares	9,750
Management and Administrative—Institutional Shares	1,782
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	721
Marketing and Distribution—Admiral Shares	618
Marketing and Distribution—Institutional Shares	120
Custodian Fees	243
Auditing Fees	38
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	546
Shareholders’ Reports—Admiral Shares	207
Shareholders’ Reports—Institutional Shares	106
Trustees’ Fees and Expenses	12
Total Expenses	25,817
Net Investment Income	167,870
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,313,004
Futures Contracts	1,101
Swap Contracts	(42,187)
Realized Net Gain (Loss)	4,271,918
63

Small-Cap Growth Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,563,125)
Futures Contracts	1,686
Swap Contracts	(5,348)
Change in Unrealized Appreciation (Depreciation)	(2,566,787)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,001
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,000, ($38,000), $3,000, and ($32,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,994,735,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,870	144,245
Realized Net Gain (Loss)	4,271,918	2,982,774
Change in Unrealized Appreciation (Depreciation)	(2,566,787)	5,875,892
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,001	9,002,911
Distributions
Investor Shares	(401)	(736)
ETF Shares	(57,438)	(61,658)
Admiral Shares	(61,028)	(72,055)
Institutional Shares	(14,238)	(17,057)
Total Distributions	(133,105)	(151,506)
Capital Share Transactions
Investor Shares	(71,356)	(12,462)
ETF Shares	1,267,326	850,058
Admiral Shares	(412,500)	(644,807)
Institutional Shares	(65,864)	(513,761)
Net Increase (Decrease) from Capital Share Transactions	717,606	(320,972)
Total Increase (Decrease)	2,457,502	8,530,433
Net Assets
Beginning of Period	34,470,511	25,940,078
End of Period	36,928,013	34,470,511
See accompanying Notes, which are an integral part of the Financial Statements.
65

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$75.20	$55.89	$42.36	$45.24	$37.43
Investment Operations
Net Investment Income[1]	.257	.241	.178	.274	.315
Net Realized and Unrealized Gain (Loss) on Investments	3.938	19.331	13.617	(2.879)	7.814
Total from Investment Operations	4.195	19.572	13.795	(2.605)	8.129
Distributions
Dividends from Net Investment Income	(.185)	(.262)	(.265)	(.275)	(.319)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.185)	(.262)	(.265)	(.275)	(.319)
Net Asset Value, End of Period	$79.21	$75.20	$55.89	$42.36	$45.24
Total Return[2]	5.58%	35.12%	32.60%	-5.80%	21.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149	$209	$171	$1,461	$1,816
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.32%	0.42%	0.35%	0.58%	0.78%
Portfolio Turnover Rate[3]	29%	24%	18%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
66

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$267.36	$198.68	$150.57	$160.81	$133.07
Investment Operations
Net Investment Income[1]	1.291	1.129	1.175	1.214	1.320
Net Realized and Unrealized Gain (Loss) on Investments	13.975	68.729	48.077	(10.263)	27.731
Total from Investment Operations	15.266	69.858	49.252	(9.049)	29.051
Distributions
Dividends from Net Investment Income	(1.016)	(1.178)	(1.142)	(1.191)	(1.311)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.016)	(1.178)	(1.142)	(1.191)	(1.311)
Net Asset Value, End of Period	$281.61	$267.36	$198.68	$150.57	$160.81
Total Return	5.71%	35.29%	32.75%	-5.68%	21.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,379	$14,436	$9,833	$7,286	$6,981
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.55%	0.64%	0.70%	0.90%
Portfolio Turnover Rate[2]	29%	24%	18%	22%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
67

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.02	$69.87	$52.95	$56.55	$46.79
Investment Operations
Net Investment Income[1]	.448	.392	.419	.423	.465
Net Realized and Unrealized Gain (Loss) on Investments	4.899	24.172	16.902	(3.605)	9.755
Total from Investment Operations	5.347	24.564	17.321	(3.182)	10.220
Distributions
Dividends from Net Investment Income	(.357)	(.414)	(.401)	(.418)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.357)	(.414)	(.401)	(.418)	(.460)
Net Asset Value, End of Period	$99.01	$94.02	$69.87	$52.95	$56.55
Total Return[2]	5.69%	35.30%	32.76%	-5.68%	21.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,594	$16,149	$12,717	$8,560	$8,729
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.45%	0.54%	0.65%	0.70%	0.90%
Portfolio Turnover Rate[3]	29%	24%	18%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
68

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$75.29	$55.95	$42.40	$45.29	$37.47
Investment Operations
Net Investment Income[1]	.367	.319	.327	.335	.375
Net Realized and Unrealized Gain (Loss) on Investments	3.927	19.358	13.550	(2.886)	7.818
Total from Investment Operations	4.294	19.677	13.877	(2.551)	8.193
Distributions
Dividends from Net Investment Income	(.294)	(.337)	(.327)	(.339)	(.373)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.294)	(.337)	(.327)	(.339)	(.373)
Net Asset Value, End of Period	$79.29	$75.29	$55.95	$42.40	$45.29
Total Return	5.70%	35.31%	32.77%	-5.69%	21.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,805	$3,676	$3,218	$2,858	$3,690
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.55%	0.64%	0.71%	0.91%
Portfolio Turnover Rate[2]	29%	24%	18%	22%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
69

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Growth Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Small-Cap Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
72

Small-Cap Growth Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,195,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	36,809,705	—	981	36,810,686
Temporary Cash Investments	630,906	—	—	630,906
Total	37,440,611	—	981	37,441,592

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,262	—	—	2,262
Swap Contracts	—	621	—	621
Total	2,262	621	—	2,883
Liabilities
Swap Contracts	—	6,485	—	6,485
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,993,663
Total Distributable Earnings (Loss)	(3,993,663)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the deferral of qualified late-year losses. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,052,247)
Qualified Late-Year Losses	(17,737)
Net Unrealized Gains (Losses)	9,840,966
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Small-Cap Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	133,105	151,506
Long-Term Capital Gains	—	—
Total	133,105	151,506
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,600,626
Gross Unrealized Appreciation	12,923,171
Gross Unrealized Depreciation	(3,082,205)
Net Unrealized Appreciation (Depreciation)	9,840,966
E.	During the year ended December 31, 2021, the fund purchased $18,030,133,000 of investment securities and sold $17,357,577,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,085,828,000 and $6,878,029,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $2,400,887,000 and sales were $3,859,714,000, resulting in net realized gain of $494,652,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	27,595	344	34,870	559
Issued in Lieu of Cash Distributions	401	5	736	12
Redeemed	(99,352)	(1,245)	(48,068)	(856)
Net Increase (Decrease)—Investor Shares	(71,356)	(896)	(12,462)	(285)
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Small-Cap Growth Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,232,657	28,868	6,364,154	29,978
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,965,331)	(24,700)	(5,514,096)	(25,475)
Net Increase (Decrease)—ETF Shares	1,267,326	4,168	850,058	4,503
Admiral Shares
Issued	2,933,136	29,431	2,496,750	35,213
Issued in Lieu of Cash Distributions	54,667	553	65,017	860
Redeemed	(3,400,303)	(34,161)	(3,206,574)	(46,325)
Net Increase (Decrease)—Admiral Shares	(412,500)	(4,177)	(644,807)	(10,252)
Institutional Shares
Issued	721,080	9,029	658,957	11,461
Issued in Lieu of Cash Distributions	13,272	168	15,526	256
Redeemed	(800,216)	(10,031)	(1,188,244)	(20,410)
Net Increase (Decrease)—Institutional Shares	(65,864)	(834)	(513,761)	(8,693)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
76

Small-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Investor Shares	27.96%	10.18%	13.15%	$34,409
Spliced Small-Cap Value Index	28.15	10.30	13.31	34,897
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Small-Cap Value Index: MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	28.07%	10.30%	13.29%	$34,834
Small-Cap Value Index Fund ETF Shares Market Price	28.00	10.30	13.29	34,830
Spliced Small-Cap Value Index	28.15	10.30	13.31	34,897
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
77

Small-Cap Value Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Small-Cap Value Index Fund Admiral Shares	28.09%	10.31%	13.30%	$34,844
Spliced Small-Cap Value Index	28.15	10.30	13.31	34,897
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Small-Cap Value Index Fund Institutional Shares	28.11%	10.32%	13.31%	$17,439,944
Spliced Small-Cap Value Index	28.15	10.30	13.31	17,448,286
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Small-Cap Value Index Fund ETF Shares Market Price	28.00%	63.28%	248.30%
Small-Cap Value Index Fund ETF Shares Net Asset Value	28.07	63.26	248.34
Spliced Small-Cap Value Index	28.15	63.23	248.97
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
78

Small-Cap Value Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	5.9%
Consumer Discretionary	15.1
Consumer Staples	3.1
Energy	5.3
Financials	22.1
Health Care	5.3
Industrials	20.5
Real Estate	10.3
Technology	6.7
Telecommunications	1.4
Utilities	4.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
79

Small-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.9%)
	Mosaic Co.	5,915,237	232,410
	Steel Dynamics Inc.	3,010,740	186,877
	Alcoa Corp.	2,987,905	178,019
	Reliance Steel & Aluminum Co.	1,000,548	162,309
*	Cleveland-Cliffs Inc.	7,187,504	156,472
	Olin Corp.	2,290,657	131,759
	CF Industries Holdings Inc.	1,712,534	121,213
	Huntsman Corp.	3,133,714	109,304
	Valvoline Inc.	2,875,060	107,211
	Scotts Miracle-Gro Co.	616,574	99,268
	United States Steel Corp.	3,883,872	92,475
	Ashland Global Holdings Inc.	817,042	87,963
	Chemours Co.	2,602,473	87,339
	UFP Industries Inc.	938,883	86,387
	Avient Corp.	1,461,080	81,747
	Element Solutions Inc.	3,359,665	81,573
*	Univar Solutions Inc.	2,730,072	77,397
	Timken Co.	1,090,336	75,549
	Commercial Metals Co.	1,941,740	70,466
	Sensient Technologies Corp.	671,137	67,154
	Mueller Industries Inc.	870,281	51,660
	Cabot Corp.	905,892	50,911
*	Arconic Corp.	1,530,567	50,524
	Hecla Mining Co.	8,593,793	44,860
	Boise Cascade Co.	628,076	44,719
	Tronox Holdings plc Class A	1,842,887	44,285
	Stepan Co.	340,086	42,269
	Minerals Technologies Inc.	531,707	38,894
	GrafTech International Ltd.	3,150,834	37,274
	Innospec Inc.	393,640	35,561
	Materion Corp.	326,399	30,009
		Shares	Market Value• ($000)
	Compass Minerals International Inc.	543,591	27,767
	Worthington Industries Inc.	484,374	26,476
*	GCP Applied Technologies Inc.	821,749	26,017
	Westlake Chemical Corp.	255,167	24,784
	Kaiser Aluminum Corp.	253,324	23,797
*	Kraton Corp.	487,721	22,591
	Carpenter Technology Corp.	769,564	22,463
	Schnitzer Steel Industries Inc. Class A	392,818	20,395
*	Coeur Mining Inc.	3,693,178	18,614
	Schweitzer-Mauduit International Inc.	502,433	15,023
	Glatfelter Corp.	711,158	12,232
*	Koppers Holdings Inc.	323,275	10,118
	Ecovyst Inc.	985,218	10,089
	Tredegar Corp.	248	3
			3,024,227
Consumer Discretionary (15.0%)
	Williams-Sonoma Inc.	1,170,975	198,047
	Tapestry Inc.	4,393,961	178,395
	Service Corp. International	2,501,810	177,603
*	Capri Holdings Ltd.	2,402,644	155,956
*	BJ's Wholesale Club Holdings Inc.	2,320,933	155,433
	Aramark	4,086,207	150,577
	Lithia Motors Inc. Class A	483,539	143,587
	Bath & Body Works Inc.	2,005,334	139,952
	Toll Brothers Inc.	1,846,514	133,669
	Newell Brands Inc.	6,113,986	133,529
	Macy's Inc.	4,779,825	125,136
*	Norwegian Cruise Line Holdings Ltd.	5,909,243	122,558
	New York Times Co. Class A	2,534,981	122,440
*	Avis Budget Group Inc.	586,112	121,542
	PVH Corp.	1,134,675	121,013
80

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Mattel Inc.	5,594,494	120,617
	Kohl's Corp.	2,404,010	118,734
	Interpublic Group of Cos. Inc.	3,143,975	117,742
	Nielsen Holdings plc	5,731,955	117,562
	Marriott Vacations Worldwide Corp.	646,176	109,191
*	Alaska Air Group Inc.	2,000,940	104,249
	Dick's Sporting Goods Inc.	904,181	103,972
	AMERCO	140,895	102,322
	Polaris Inc.	920,564	101,179
*	Goodyear Tire & Rubber Co.	4,492,070	95,771
*	Helen of Troy Ltd.	385,298	94,194
	Hanesbrands Inc.	5,576,695	93,242
*	American Airlines Group Inc.	5,170,103	92,855
	Harley-Davidson Inc.	2,457,326	92,617
*	AutoNation Inc.	785,018	91,729
*	Terminix Global Holdings Inc.	1,934,683	87,506
	Thor Industries Inc.	842,457	87,422
	Lear Corp.	476,047	87,093
	Leggett & Platt Inc.	2,023,391	83,283
	Gap Inc.	4,504,664	79,507
*	Victoria's Secret & Co.	1,411,048	78,370
	Murphy USA Inc.	388,862	77,477
*	GameStop Corp. Class A	519,150	77,037
	Travel + Leisure Co.	1,378,131	76,169
*	Meritage Homes Corp.	595,815	72,725
	Foot Locker Inc.	1,657,703	72,326
*	JetBlue Airways Corp.	5,078,173	72,313
	Signet Jewelers Ltd.	804,878	70,049
	Wendy's Co.	2,818,480	67,221
	H&R Block Inc.	2,804,530	66,075
	TEGNA Inc.	3,533,628	65,584
*	Academy Sports & Outdoors Inc.	1,492,093	65,503
*	Taylor Morrison Home Corp. Class A	1,864,301	65,176
	Carter's Inc.	641,264	64,909
*	Asbury Automotive Group Inc.	361,557	62,452
*	Under Armour Inc. Class A	2,900,901	61,470
[1]	American Eagle Outfitters Inc.	2,423,473	61,362
*	Under Armour Inc. Class C	3,388,141	61,122
	KB Home	1,327,087	59,361
*	Coty Inc. Class A	5,228,289	54,897
	Group 1 Automotive Inc.	274,594	53,606
	Dana Inc.	2,303,470	52,565
	MDC Holdings Inc.	902,867	50,407
*	Tri Pointe Homes Inc.	1,774,714	49,497
		Shares	Market Value• ($000)
	MillerKnoll Inc.	1,210,052	47,422
	Penske Automotive Group Inc.	437,676	46,928
	Rent-A-Center Inc.	950,530	45,663
*	Sabre Corp.	5,165,322	44,370
	Qurate Retail Inc. Class A	5,584,537	42,442
	Kontoor Brands Inc.	823,814	42,220
	Ralph Lauren Corp.	350,250	41,631
*	PROG Holdings Inc.	905,768	40,859
*	Nordstrom Inc.	1,780,752	40,281
	John Wiley & Sons Inc. Class A	673,017	38,544
	Rush Enterprises Inc. Class A	690,524	38,421
	Graham Holdings Co. Class B	60,492	38,100
	Wolverine World Wide Inc.	1,315,464	37,899
*	Spirit Airlines Inc.	1,730,977	37,822
*	Hyatt Hotels Corp. Class A	381,923	36,626
*	Knowles Corp.	1,474,610	34,432
*	Sally Beauty Holdings Inc.	1,805,228	33,325
*	Abercrombie & Fitch Co. Class A	943,532	32,863
*	iHeartMedia Inc. Class A	1,535,662	32,310
*	SkyWest Inc.	804,433	31,614
*	Cheesecake Factory Inc.	791,419	30,984
*	Central Garden & Pet Co. Class A	639,967	30,622
*	KAR Auction Services Inc.	1,934,757	30,221
*	Bloomin' Brands Inc.	1,425,103	29,899
*	ODP Corp.	741,252	29,116
	PriceSmart Inc.	394,060	28,833
	Steven Madden Ltd.	617,424	28,692
	Acushnet Holdings Corp.	529,039	28,081
*	Lions Gate Entertainment Corp. Class B	1,808,505	27,833
	HNI Corp.	660,848	27,789
*	Urban Outfitters Inc.	937,703	27,531
*	Brinker International Inc.	725,252	26,537
*	Cinemark Holdings Inc.	1,623,915	26,178
	Oxford Industries Inc.	256,324	26,022
	La-Z-Boy Inc.	701,116	25,458
	Cracker Barrel Old Country Store Inc.	187,782	24,156
	Big Lots Inc.	519,932	23,423
	Dillard's Inc. Class A	92,925	22,768
*,1	Bed Bath & Beyond Inc.	1,533,251	22,355

81

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	754,939	22,316
*	GoPro Inc. Class A	2,063,426	21,274
*	Vista Outdoor Inc.	457,417	21,073
	Sinclair Broadcast Group Inc. Class A	784,869	20,744
	Buckle Inc.	476,993	20,182
	Sturm Ruger & Co. Inc.	280,970	19,112
*	Clear Channel Outdoor Holdings Inc.	5,637,782	18,661
*	G-III Apparel Group Ltd.	659,266	18,222
	Matthews International Corp. Class A	477,438	17,508
*	Cars.com Inc.	1,048,395	16,869
*	Zumiez Inc.	341,599	16,393
	Sonic Automotive Inc. Class A	326,675	16,154
*	American Axle & Manufacturing Holdings Inc.	1,730,578	16,146
*	AMC Networks Inc. Class A	466,753	16,075
*	Cardlytics Inc.	239,104	15,802
*	Lions Gate Entertainment Corp. Class A	932,471	15,516
	Interface Inc. Class A	942,976	15,040
	Inter Parfums Inc.	139,363	14,898
	Steelcase Inc. Class A	1,269,759	14,882
*	Tenneco Inc. Class A	1,311,371	14,818
	Guess? Inc.	622,390	14,738
*	Hawaiian Holdings Inc.	776,862	14,271
*	WW International Inc.	838,644	13,527
*	Designer Brands Inc. Class A	938,072	13,330
*	elf Beauty Inc.	394,686	13,108
	Aaron's Co. Inc.	502,782	12,394
*	BJ's Restaurants Inc.	353,516	12,214
*	Dave & Buster's Entertainment Inc.	307,840	11,821
	Scholastic Corp.	287,617	11,493
*	Stride Inc.	324,762	10,824
*	PowerSchool Holdings Inc. Class A	630,162	10,379
	Strategic Education Inc.	176,548	10,212
	Laureate Education Inc. Class A	826,920	10,121
[1]	Krispy Kreme Inc.	534,174	10,107
*	Dine Brands Global Inc.	130,545	9,897
*	Children's Place Inc.	111,664	8,854
*,1	Canoo Inc.	1,047,917	8,090
*	Duolingo Inc. Class A	75,651	8,027
*	Central Garden & Pet Co.	145,069	7,635
*	Genesco Inc.	115,092	7,385
	Rush Enterprises Inc. Class B	136,282	7,355
		Shares	Market Value• ($000)
*,1	Cricut Inc. Class A	318,452	7,035
*,1	Lordstown Motors Corp.	1,994,267	6,880
	Smith & Wesson Brands Inc.	383,652	6,829
*	Rush Street Interactive Inc.	401,934	6,632
	Caleres Inc.	290,255	6,583
*	Vizio Holding Corp. Class A	309,410	6,012
	Global Industrial Co.	135,713	5,551
*	Life Time Group Holdings Inc.	310,303	5,340
*	Janus International Group Inc.	292,688	3,664
*,1	Sweetgreen Inc. Class A	113,042	3,617
*	Frontier Group Holdings Inc.	260,638	3,537
*,1	XL Fleet Corp.	882,266	2,920
*,1	Allbirds Inc. Class A	156,025	2,353
*	Lands' End Inc.	119,703	2,350
*	Udemy Inc.	111,473	2,178
*	El Pollo Loco Holdings Inc.	145,903	2,070
*,1	Solo Brands Inc. Class A	101,107	1,580
*	Arhaus Inc. Class A	104,840	1,389
*	Instructure Holdings Inc.	5,822	140
	Wyndham Hotels & Resorts Inc.	817	73
*	Torrid Holdings Inc.	4,140	41
*	TripAdvisor Inc.	868	24
*	Dutch Bros Inc. Class A	186	9
*	Portillo's Inc. Class A	172	6
*	Integral Ad Science Holding Corp.	200	4
*	Weber Inc. Class A	161	2
			7,672,453
Consumer Staples (3.1%)
	Bunge Ltd.	2,131,811	199,026
*	Performance Food Group Co.	2,464,296	113,086
*	US Foods Holding Corp.	3,202,024	111,526
	Ingredion Inc.	1,009,400	97,548
	Flowers Foods Inc.	3,038,174	83,459
	Lamb Weston Holdings Inc.	1,164,948	73,834
	Spectrum Brands Holdings Inc.	657,800	66,911
	Molson Coors Beverage Co. Class B	1,441,467	66,812
*	Herbalife Nutrition Ltd.	1,522,271	62,307
*	Hain Celestial Group Inc.	1,434,901	61,141
*	Sprouts Farmers Market Inc.	1,792,669	53,206
*	United Natural Foods Inc.	925,727	45,435

82

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Hostess Brands Inc. Class A	2,209,557	45,119
	Energizer Holdings Inc.	1,067,800	42,819
	Nu Skin Enterprises Inc. Class A	795,680	40,381
	Edgewell Personal Care Co.	868,282	39,689
*	Grocery Outlet Holding Corp.	1,380,008	39,027
*	TreeHouse Foods Inc.	890,861	36,107
	Sanderson Farms Inc.	169,342	32,358
[1]	B&G Foods Inc.	1,036,350	31,847
	Reynolds Consumer Products Inc.	837,463	26,296
	Lancaster Colony Corp.	153,882	25,483
	Vector Group Ltd.	2,089,886	23,992
*	Pilgrim's Pride Corp.	778,212	21,946
	Universal Corp.	373,337	20,504
*	Beauty Health Co.	836,204	20,203
	Andersons Inc.	478,346	18,517
	Weis Markets Inc.	257,713	16,978
	Fresh Del Monte Produce Inc.	569,453	15,717
	Seaboard Corp.	3,701	14,563
*	Duckhorn Portfolio Inc.	551,204	12,865
*	Rite Aid Corp.	847,989	12,457
	ACCO Brands Corp.	1,452,346	11,996
	Tootsie Roll Industries Inc.	219,845	7,965
*	Honest Co. Inc.	399,660	3,233
*,1	AppHarvest Inc.	261,840	1,019
	Cal-Maine Foods Inc.	347	13
			1,595,385
Energy (5.3%)
	Diamondback Energy Inc.	2,893,247	312,037
	Marathon Oil Corp.	12,432,947	204,149
	Targa Resources Corp.	3,656,527	191,017
	APA Corp.	5,801,599	156,005
	Ovintiv Inc.	4,169,413	140,509
*	First Solar Inc.	1,528,180	133,196
*	EQT Corp.	6,034,332	131,609
	Chesapeake Energy Corp.	1,645,881	106,192
*	NOV Inc.	6,239,229	84,542
	HollyFrontier Corp.	2,335,494	76,557
*	Southwestern Energy Co.	16,208,948	75,534
*	Antero Resources Corp.	4,261,269	74,572
	DT Midstream Inc.	1,544,749	74,117
*	Range Resources Corp.	3,941,332	70,274
	Equitrans Midstream Corp.	6,561,547	67,846
	Murphy Oil Corp.	2,343,323	61,184
	SM Energy Co.	1,938,697	57,153
		Shares	Market Value• ($000)
	California Resources Corp.	1,283,835	54,833
	Antero Midstream Corp.	4,956,666	47,981
	Arcosa Inc.	771,821	40,675
*	Whiting Petroleum Corp.	624,935	40,421
*	CNX Resources Corp.	2,867,161	39,423
	Continental Resources Inc.	876,058	39,212
	Oasis Petroleum Inc.	299,605	37,747
	Helmerich & Payne Inc.	1,552,258	36,789
*	Renewable Energy Group Inc.	802,823	34,072
*,1	SunPower Corp.	1,381,290	28,828
	World Fuel Services Corp.	958,410	25,369
	Patterson-UTI Energy Inc.	2,925,365	24,719
*	Transocean Ltd.	8,897,834	24,558
	Magnolia Oil & Gas Corp. Class A	1,232,828	23,263
	Arch Resources Inc.	244,586	22,336
	Warrior Met Coal Inc.	821,026	21,109
*	Stem Inc.	1,095,912	20,789
*	PBF Energy Inc. Class A	1,532,964	19,883
	Archrock Inc.	2,459,899	18,400
*	Delek US Holdings Inc.	1,183,908	17,747
	Core Laboratories NV	739,239	16,492
*	NOW Inc.	1,765,656	15,079
*	ProPetro Holding Corp.	1,403,223	11,366
*	MRC Global Inc.	1,254,270	8,629
*	Fluence Energy Inc. Class A	237,816	8,457
	CVR Energy Inc.	481,742	8,098
*	NexTier Oilfield Solutions Inc.	1,640,604	5,824
*	RPC Inc.	1,203,533	5,464
*,1	EVgo Inc.	191,891	1,907
	Devon Energy Corp.	5,890	259
*	Whiting Petroleum Corp. Warrants Exp. 9/1/25	699	8
*	Helix Energy Solutions Group Inc.	1,249	4
*	Whiting Petroleum Corp. Class A Warrants Exp. 9/1/24	196	3
			2,716,237
Financials (22.0%)
	Signature Bank	965,640	312,356
	Brown & Brown Inc.	3,833,617	269,427
	LPL Financial Holdings Inc.	1,215,920	194,657
	Carlyle Group Inc.	3,416,079	187,543
	Comerica Inc.	2,094,398	182,213
	East West Bancorp Inc.	2,266,182	178,303

83

Small-Cap Value Index Fund
	Shares	Market Value• ($000)
American Financial Group Inc.	1,151,144	158,075
Zions Bancorp NA	2,498,726	157,820
Invesco Ltd.	6,628,776	152,594
Assurant Inc.	909,916	141,820
First Horizon Corp.	8,635,619	141,020
First American Financial Corp.	1,665,229	130,271
AGNC Investment Corp.	8,382,120	126,067
RenaissanceRe Holdings Ltd.	734,939	124,447
SEI Investments Co.	2,003,174	122,073
People's United Financial Inc.	6,835,248	121,804
Commerce Bancshares Inc.	1,753,217	120,516
Reinsurance Group of America Inc.	1,079,539	118,199
Voya Financial Inc.	1,772,546	117,538
Cullen/Frost Bankers Inc.	915,739	115,447
Old Republic International Corp.	4,657,385	114,479
Janus Henderson Group plc	2,724,195	114,253
Jefferies Financial Group Inc.	2,941,065	114,113
Starwood Property Trust Inc.	4,621,039	112,291
Stifel Financial Corp.	1,579,506	111,229
First Financial Bankshares Inc.	2,161,483	109,890
Synovus Financial Corp.	2,207,546	105,675
Popular Inc.	1,275,224	104,619
Affiliated Managers Group Inc.	616,731	101,458
Prosperity Bancshares Inc.	1,398,253	101,094
Glacier Bancorp Inc.	1,767,535	100,219
Primerica Inc.	630,631	96,657
Lincoln National Corp.	1,370,823	93,572
OneMain Holdings Inc.	1,861,030	93,126
Ares Management Corp. Class A	1,139,195	92,582
SLM Corp.	4,682,138	92,098
Cadence Bank	3,074,757	91,597
Bank OZK	1,967,963	91,569
Valley National Bancorp	6,498,757	89,358
SouthState Corp.	1,115,009	89,323
Western Alliance Bancorp	790,415	85,088
PacWest Bancorp	1,872,495	84,581
New York Community Bancorp Inc.	6,804,746	83,086
Wintrust Financial Corp.	910,359	82,679
CIT Group Inc.	1,583,648	81,304
Webster Financial Corp.	1,446,670	80,782
		Shares	Market Value• ($000)
	New Residential Investment Corp.	7,451,071	79,801
	Sterling Bancorp	3,077,260	79,363
	Selective Insurance Group Inc.	960,151	78,675
	Blackstone Mortgage Trust Inc. Class A	2,534,800	77,616
	RLI Corp.	686,417	76,947
*	SoFi Technologies Inc.	4,832,303	76,399
	Essent Group Ltd.	1,674,415	76,236
	First Citizens BancShares Inc. Class A	91,461	75,898
	United Bankshares Inc.	2,068,300	75,038
	MGIC Investment Corp.	5,199,489	74,977
	Lazard Ltd. Class A	1,710,826	74,643
	Unum Group	2,938,448	72,198
	Evercore Inc. Class A	529,657	71,954
	UMB Financial Corp.	656,404	69,651
	Walker & Dunlop Inc.	460,459	69,474
	Globe Life Inc.	724,818	67,930
	Hanover Insurance Group Inc.	511,379	67,021
	Umpqua Holdings Corp.	3,459,374	66,558
	Axis Capital Holdings Ltd.	1,218,421	66,367
*	Brighthouse Financial Inc.	1,274,744	66,032
	Hancock Whitney Corp.	1,317,296	65,891
	Community Bank System Inc.	861,266	64,147
	Jackson Financial Inc. Class A	1,484,951	62,115
	FNB Corp.	5,092,870	61,777
	Moelis & Co. Class A	973,574	60,858
	United Community Banks Inc.	1,686,173	60,601
	Radian Group Inc.	2,863,949	60,515
	BankUnited Inc.	1,422,792	60,198
	Independent Bank Corp.	718,370	58,569
	Home BancShares Inc.	2,354,914	57,342
	Chimera Investment Corp.	3,782,454	57,039
	Kemper Corp.	965,714	56,774
	First Hawaiian Inc.	2,057,249	56,225
	Federated Hermes Inc. Class B	1,469,284	55,216
	Eastern Bankshares Inc.	2,684,154	54,139
	Investors Bancorp Inc.	3,560,570	53,943
	Bank of Hawaii Corp.	642,735	53,835
	Assured Guaranty Ltd.	1,059,711	53,197
	WSFS Financial Corp.	1,049,026	52,577
	Navient Corp.	2,445,101	51,885
	American Equity Investment Life Holding Co.	1,329,630	51,749

84

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	1,741,936	51,526
	Associated Banc-Corp	2,276,744	51,432
	Cathay General Bancorp	1,171,555	50,365
*	Texas Capital Bancshares Inc.	808,196	48,694
	Piper Sandler Cos.	271,228	48,417
	Blue Owl Capital Inc. Class A	3,233,199	48,207
	Old National Bancorp	2,647,867	47,979
*	Axos Financial Inc.	855,059	47,806
	Artisan Partners Asset Management Inc. Class A	989,438	47,137
	CNO Financial Group Inc.	1,969,243	46,947
	White Mountains Insurance Group Ltd.	45,781	46,417
	BOK Financial Corp.	438,183	46,224
	FirstCash Holdings Inc.	613,425	45,890
	First Bancorp	3,283,822	45,251
	CVB Financial Corp.	2,056,030	44,020
	Fulton Financial Corp.	2,575,913	43,791
*	Enstar Group Ltd.	174,250	43,143
	Atlantic Union Bankshares Corp.	1,147,810	42,802
*	Cannae Holdings Inc.	1,206,968	42,425
	Houlihan Lokey Inc. Class A	407,215	42,155
	Independent Bank Group Inc.	582,495	42,027
	Santander Consumer USA Holdings Inc.	977,507	41,075
	Columbia Banking System Inc.	1,254,036	41,032
	Flagstar Bancorp Inc.	844,208	40,471
	International Bancshares Corp.	910,751	38,607
*	LendingClub Corp.	1,594,786	38,562
	First Midwest Bancorp Inc.	1,823,010	37,335
	PennyMac Financial Services Inc.	518,423	36,176
	First Merchants Corp.	861,078	36,071
*	Ryan Specialty Group Holdings Inc. Class A	877,149	35,393
	Washington Federal Inc.	1,041,654	34,770
	First Financial Bancorp	1,422,263	34,675
	Virtus Investment Partners Inc.	115,114	34,200
	WesBanco Inc.	959,311	33,566
	Hilltop Holdings Inc.	945,695	33,232
*	PRA Group Inc.	661,699	33,224
	Towne Bank	1,044,187	32,986
*	Genworth Financial Inc. Class A	8,102,642	32,816
	MFA Financial Inc.	7,041,228	32,108
		Shares	Market Value• ($000)
	Renasant Corp.	845,794	32,098
	Park National Corp.	233,135	32,012
	Two Harbors Investment Corp.	5,492,349	31,691
	Banner Corp.	519,639	31,526
	Argo Group International Holdings Ltd.	529,059	30,744
	Pacific Premier Bancorp Inc.	752,516	30,123
	Great Western Bancorp Inc.	880,170	29,891
	Eagle Bancorp Inc.	510,213	29,766
	Apollo Commercial Real Estate Finance Inc.	2,234,029	29,400
	Trustmark Corp.	897,636	29,137
	Compass Diversified Holdings	894,139	27,343
[1]	iStar Inc.	1,053,975	27,224
	Northwest Bancshares Inc.	1,920,160	27,189
	Provident Financial Services Inc.	1,112,064	26,934
	PennyMac Mortgage Investment Trust	1,549,146	26,847
	Hope Bancorp Inc.	1,823,455	26,823
	Nelnet Inc. Class A	264,020	25,789
	First Interstate BancSystem Inc. Class A	632,894	25,740
	Horace Mann Educators Corp.	662,570	25,641
	NBT Bancorp Inc.	657,706	25,335
	First Commonwealth Financial Corp.	1,515,881	24,391
	Redwood Trust Inc.	1,827,624	24,106
	BGC Partners Inc. Class A	5,156,382	23,977
	Capitol Federal Financial Inc.	2,106,718	23,869
	Westamerica Bancorp	407,630	23,532
	Mercury General Corp.	442,125	23,459
*	Encore Capital Group Inc.	376,156	23,363
*	Mr Cooper Group Inc.	539,846	22,463
	ProAssurance Corp.	862,129	21,812
	Ladder Capital Corp.	1,803,453	21,623
	OFG Bancorp	796,046	21,143
	National Bank Holdings Corp. Class A	459,370	20,185
	Berkshire Hills Bancorp Inc.	699,331	19,882
	Safety Insurance Group Inc.	227,300	19,327
	Brookline Bancorp Inc.	1,177,755	19,068
	Broadmark Realty Capital Inc.	2,013,341	18,986
	S&T Bancorp Inc.	596,981	18,817

85

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	City Holding Co.	229,371	18,760
	BancFirst Corp.	260,108	18,353
	Employers Holdings Inc.	424,251	17,556
*	World Acceptance Corp.	69,539	17,067
	Tompkins Financial Corp.	199,026	16,635
	Heartland Financial USA Inc.	303,628	15,367
	BrightSpire Capital Inc. Class A	1,450,765	14,885
	State Auto Financial Corp.	284,204	14,690
	Kearny Financial Corp.	1,078,077	14,285
	ARMOUR Residential REIT Inc.	1,432,073	14,049
	Invesco Mortgage Capital Inc.	4,978,086	13,839
*	Blucora Inc.	739,173	12,802
*	Columbia Financial Inc.	594,135	12,394
	TPG RE Finance Trust Inc.	984,452	12,128
	WisdomTree Investments Inc.	1,970,388	12,059
	Central Pacific Financial Corp.	424,253	11,951
*	Ambac Financial Group Inc.	739,471	11,869
*	SiriusPoint Ltd.	1,422,275	11,563
	KKR Real Estate Finance Trust Inc.	534,333	11,130
	Northfield Bancorp Inc.	673,455	10,883
	United Fire Group Inc.	400,613	9,290
*	Franklin BSP Realty Trust Inc.	491,614	7,345
	National Western Life Group Inc. Class A	30,186	6,473
	GCM Grosvenor Inc. Class A	597,795	6,277
	Granite Point Mortgage Trust Inc.	429,459	5,029
*	AssetMark Financial Holdings Inc.	145,623	3,817
*,1	Romeo Power Inc.	760,298	2,775
*	P10 Inc. Class A	159,515	2,230
*,1	Hagerty Inc. Class A	102,079	1,447
	loanDepot Inc. Class A	287,920	1,382
	Associated Capital Group Inc. Class A	27,079	1,164
*	Bakkt Holdings Inc.	99,656	848
*	MetroMile Inc.	332,371	728
	Apollo Asset Management Inc.	1,846	134
	American National Group Inc.	234	44
*	Athene Holding Ltd. Class A	376	31
		Shares	Market Value• ($000)
*	Clearwater Analytics Holdings Inc. Class A	262	6
*,2	Frontier Financial Corp.	2	—
			11,251,777
Health Care (5.3%)
*	Molina Healthcare Inc.	932,623	296,649
*	United Therapeutics Corp.	719,211	155,407
*	Novavax Inc.	1,057,400	151,282
*	Tenet Healthcare Corp.	1,710,719	139,749
	Organon & Co.	4,049,072	123,294
*	Jazz Pharmaceuticals plc	932,568	118,809
*	Mirati Therapeutics Inc.	794,318	116,518
*	Envista Holdings Corp.	2,577,096	116,124
	Encompass Health Corp.	1,588,917	103,693
*	Acadia Healthcare Co. Inc.	1,436,260	87,181
	Perrigo Co. plc	2,136,332	83,103
	Premier Inc. Class A	1,848,821	76,116
*	Pacific Biosciences of California Inc.	3,346,385	68,467
	Select Medical Holdings Corp.	1,713,850	50,387
	Owens & Minor Inc.	1,144,750	49,797
*	Prestige Consumer Healthcare Inc.	800,111	48,527
*	Karuna Therapeutics Inc.	354,825	46,482
*	Integer Holdings Corp.	527,364	45,137
*	Kodiak Sciences Inc.	495,571	42,015
	Patterson Cos. Inc.	1,398,811	41,055
*	Iovance Biotherapeutics Inc.	2,129,911	40,660
*	Magellan Health Inc.	378,422	35,946
*	MEDNAX Inc.	1,311,628	35,689
*	Myriad Genetics Inc.	1,212,339	33,461
	CONMED Corp.	233,564	33,110
*	Kymera Therapeutics Inc.	492,395	31,262
*	Turning Point Therapeutics Inc.	632,214	30,157
*	Avanos Medical Inc.	769,684	26,685
*,1	Multiplan Corp.	5,603,067	24,822
*	Bridgebio Pharma Inc.	1,345,454	22,442
	Healthcare Services Group Inc.	1,190,391	21,177
*	Varex Imaging Corp.	630,841	19,903
*	Tivity Health Inc.	675,308	17,855
*	Surgery Partners Inc.	321,401	17,166
*	Axsome Therapeutics Inc.	451,502	17,058
*	Outset Medical Inc.	357,733	16,488
*	Madrigal Pharmaceuticals Inc.	191,178	16,200
*	NextGen Healthcare Inc.	871,447	15,503

86

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Brookdale Senior Living Inc.	2,960,274	15,275
*,1	OPKO Health Inc.	2,992,667	14,395
*	Agios Pharmaceuticals Inc.	433,787	14,259
*	Meridian Bioscience Inc.	692,622	14,129
	National HealthCare Corp.	197,076	13,389
*	Endo International plc	3,545,154	13,330
*	Supernus Pharmaceuticals Inc.	403,435	11,764
*	Praxis Precision Medicines Inc.	573,141	11,291
*	Reata Pharmaceuticals Inc. Class A	427,267	11,267
*,1	Day One Biopharmaceuticals Inc.	642,262	10,822
*	Orthofix Medical Inc.	299,536	9,313
*	Amneal Pharmaceuticals Inc.	1,908,676	9,143
*	Cano Health Inc.	1,008,757	8,988
*	Atea Pharmaceuticals Inc.	995,316	8,898
*,1	Clover Health Investments Corp. Class A	2,375,196	8,836
*	NGM Biopharmaceuticals Inc.	496,116	8,786
*	Nuvation Bio Inc.	956,737	8,132
*	Stoke Therapeutics Inc.	322,585	7,739
*,1	Butterfly Network Inc.	1,154,477	7,723
*	Zogenix Inc.	446,633	7,258
*	Forma Therapeutics Holdings Inc.	492,235	7,000
	Phibro Animal Health Corp. Class A	324,698	6,630
*	Hims & Hers Health Inc.	1,009,795	6,614
*	ALX Oncology Holdings Inc.	289,414	6,219
*	Allovir Inc.	468,245	6,059
*	Kiniksa Pharmaceuticals Ltd. Class A	487,189	5,734
*	Immunovant Inc.	642,330	5,473
*	Natus Medical Inc.	136,338	3,235
*,1	G1 Therapeutics Inc.	268,522	2,742
*,1	23andMe Holding Co.	392,804	2,616
*	Nuvalent Inc. Class A	132,144	2,516
*,1	P3 Health Partners Inc.	244,013	1,718
*	PROCEPT BioRobotics Corp.	51,191	1,280
*	Silverback Therapeutics Inc.	154,396	1,028
*,1	Adagio Therapeutics Inc.	133,315	968
*	Bright Health Group Inc.	49,145	169
		Shares	Market Value• ($000)
*,1	Cue Health Inc.	10,364	139
*	Warby Parker Inc. Class A	521	24
*	TG Therapeutics Inc.	1,116	21
*	Cerevel Therapeutics Holdings Inc.	443	14
*	American Well Corp. Class A	1,465	9
*	Definitive Healthcare Corp. Class A	211	6
*	Verve Therapeutics Inc.	124	5
*	Aerie Pharmaceuticals Inc.	411	3
*	Erasca Inc.	211	3
*	Lyell Immunopharma Inc.	211	2
*	Monte Rosa Therapeutics Inc.	101	2
*	Cytek Biosciences Inc.	113	2
*	Absci Corp.	76	1
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
			2,690,345
Industrials (20.4%)
	IDEX Corp.	1,214,186	286,936
*	Builders FirstSource Inc.	3,058,442	262,139
	Quanta Services Inc.	2,275,534	260,913
	RPM International Inc.	2,071,492	209,221
	Carlisle Cos. Inc.	834,934	207,164
	Howmet Aerospace Inc.	6,140,256	195,444
	Pentair plc	2,642,582	192,988
	Allegion plc	1,432,391	189,706
	Robert Half International Inc.	1,688,960	188,353
	Regal Rexnord Corp.	1,082,083	184,149
	Booz Allen Hamilton Holding Corp.	2,138,278	181,305
*	AECOM	2,270,904	175,654
	Sealed Air Corp.	2,365,941	159,630
*	Sensata Technologies Holding plc	2,530,759	156,123
	Tetra Tech Inc.	860,521	146,116
	Knight-Swift Transportation Holdings Inc. Class A	2,385,208	145,355
	Owens Corning	1,604,756	145,230
	ITT Inc.	1,367,015	139,695
	Lincoln Electric Holdings Inc.	942,970	131,516
	AptarGroup Inc.	1,051,240	128,756
	Brunswick Corp.	1,231,130	124,012
	Oshkosh Corp.	1,077,754	121,474
*	XPO Logistics Inc.	1,560,100	120,799
*	Axalta Coating Systems Ltd.	3,646,693	120,778
	Huntington Ingalls Industries Inc.	639,736	119,464

87

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Acuity Brands Inc.	558,732	118,295
	Donaldson Co. Inc.	1,973,799	116,967
	AGCO Corp.	956,067	110,923
	Louisiana-Pacific Corp.	1,405,260	110,102
	EMCOR Group Inc.	852,355	108,581
*	WESCO International Inc.	805,015	105,932
*	Colfax Corp.	2,224,737	102,271
	nVent Electric plc	2,686,675	102,094
	MDU Resources Group Inc.	3,247,406	100,150
	Graphic Packaging Holding Co.	4,904,142	95,631
	Sonoco Products Co.	1,570,212	90,900
	Hubbell Inc. Class B	434,458	90,485
	MSA Safety Inc.	594,807	89,792
*	Middleby Corp.	444,154	87,392
	Curtiss-Wright Corp.	626,664	86,899
	Watts Water Technologies Inc. Class A	440,087	85,452
	Valmont Industries Inc.	338,917	84,899
	ManpowerGroup Inc.	866,194	84,307
*	FTI Consulting Inc.	547,559	84,006
	Vontier Corp.	2,699,780	82,964
*	MasTec Inc.	889,941	82,124
*	Atkore Inc.	734,859	81,709
	Crane Co.	797,183	81,097
*	Mohawk Industries Inc.	432,649	78,820
*	API Group Corp.	3,048,820	78,568
	Air Lease Corp. Class A	1,729,293	76,487
*	Summit Materials Inc. Class A	1,893,366	76,000
	Spirit AeroSystems Holdings Inc. Class A	1,677,602	72,288
	HB Fuller Co.	839,259	67,980
	Ryder System Inc.	814,572	67,145
	Zurn Water Solutions Corp.	1,840,961	67,011
	Korn Ferry	870,444	65,919
	Triton International Ltd.	1,066,303	64,223
	Flowserve Corp.	2,080,380	63,660
	Applied Industrial Technologies Inc.	614,153	63,074
	Allison Transmission Holdings Inc.	1,665,031	60,524
	Matson Inc.	671,256	60,433
*	Resideo Technologies Inc.	2,305,793	60,020
	MSC Industrial Direct Co. Inc. Class A	710,327	59,710
	GATX Corp.	566,926	59,068
	SPX FLOW Inc.	670,231	57,962
	EVERTEC Inc.	1,149,327	57,443
	Western Union Co.	3,206,123	57,197
*	Kirby Corp.	959,958	57,041
		Shares	Market Value• ($000)
	Silgan Holdings Inc.	1,322,347	56,649
*	Fluor Corp.	2,258,308	55,938
	Hillenbrand Inc.	1,038,211	53,977
	Altra Industrial Motion Corp.	1,036,759	53,466
	EnerSys	669,034	52,894
	Woodward Inc.	478,437	52,370
	Brink's Co.	784,958	51,470
*	Beacon Roofing Supply Inc.	895,745	51,371
	UniFirst Corp.	243,147	51,158
	Alliance Data Systems Corp.	755,503	50,294
	Kennametal Inc.	1,335,801	47,969
	Otter Tail Corp.	663,326	47,375
	Belden Inc.	717,002	47,129
	Terex Corp.	1,058,968	46,542
	ArcBest Corp.	387,886	46,488
	Albany International Corp. Class A	517,074	45,735
	Armstrong World Industries Inc.	379,067	44,017
	Encore Wire Corp.	307,301	43,975
	ABM Industries Inc.	1,073,774	43,864
*	Atlas Air Worldwide Holdings Inc.	463,546	43,629
*	Hub Group Inc. Class A	515,322	43,411
	Werner Enterprises Inc.	907,892	43,270
*	Alight Inc. Class A	3,924,519	42,424
*	SPX Corp.	688,995	41,119
	Trinity Industries Inc.	1,321,836	39,919
	Brady Corp. Class A	732,639	39,489
*	GMS Inc.	654,587	39,347
	Moog Inc. Class A	466,833	37,799
*	JELD-WEN Holding Inc.	1,390,310	36,649
	EnPro Industries Inc.	329,051	36,219
	Barnes Group Inc.	768,108	35,786
	ESCO Technologies Inc.	395,407	35,583
*	Allegheny Technologies Inc.	2,032,256	32,374
	ManTech International Corp. Class A	440,193	32,103
	Herc Holdings Inc.	201,514	31,547
	McGrath RentCorp	387,207	31,077
*	O-I Glass Inc.	2,504,522	30,129
*	Green Dot Corp. Class A	829,666	30,067
*	Ferro Corp.	1,321,195	28,842
	Granite Construction Inc.	731,840	28,322
*	Meritor Inc.	1,119,133	27,732
	TTEC Holdings Inc.	300,163	27,180
	Comfort Systems USA Inc.	273,361	27,046
*	Gates Industrial Corp. plc	1,631,751	25,961
*	OSI Systems Inc.	272,193	25,368

88

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	TriMas Corp.	684,446	25,324
	Greif Inc. Class A	404,119	24,397
	Astec Industries Inc.	345,377	23,924
	Griffon Corp.	813,710	23,174
	Kforce Inc.	307,897	23,160
	Greenbrier Cos. Inc.	493,771	22,659
	Schneider National Inc. Class B	831,075	22,364
*	ZipRecruiter Inc. Class A	896,216	22,352
	Deluxe Corp.	680,384	21,847
	H&E Equipment Services Inc.	490,617	21,720
	Standex International Corp.	194,971	21,575
*	Dycom Industries Inc.	228,952	21,467
*	AAR Corp.	538,209	21,006
	AZZ Inc.	376,875	20,837
	ADT Inc.	2,449,876	20,603
	Primoris Services Corp.	816,555	19,581
	Kaman Corp.	444,810	19,194
*	CoreCivic Inc.	1,920,838	19,151
	Apogee Enterprises Inc.	384,366	18,507
	Pitney Bowes Inc.	2,671,093	17,709
*	Huron Consulting Group Inc.	350,054	17,468
	Maxar Technologies Inc.	551,189	16,277
*	TrueBlue Inc.	566,635	15,679
	Wabash National Corp.	750,733	14,654
*	First Advantage Corp.	732,453	13,946
*	Conduent Inc.	2,548,854	13,611
	Quanex Building Products Corp.	535,402	13,267
	Heartland Express Inc.	756,106	12,718
*	BrightView Holdings Inc.	839,972	11,827
*	Advantage Solutions Inc.	1,272,075	10,202
	Enerpac Tool Group Corp. Class A	485,592	9,848
*	Loyalty Ventures Inc.	314,071	9,444
	Kelly Services Inc. Class A	546,694	9,168
*	Triumph Group Inc.	490,148	9,082
*	CIRCOR International Inc.	323,568	8,795
*	American Woodmark Corp.	132,261	8,623
*	Tutor Perini Corp.	652,486	8,071
	Gorman-Rupp Co.	166,896	7,435
	REV Group Inc.	516,996	7,315
*,1	Velodyne Lidar Inc.	1,568,022	7,276
*	AvidXchange Holdings Inc.	469,746	7,074
	National Presto Industries Inc.	84,204	6,907
	Hyster-Yale Materials Handling Inc.	165,383	6,797
		Shares	Market Value• ($000)
*	Mirion Technologies Inc.	636,511	6,664
*	Vivint Smart Home Inc.	666,735	6,521
	Greif Inc. Class B	104,054	6,220
*	BTRS Holdings Inc. Class A	793,600	6,206
*,1	Latch Inc.	795,021	6,018
*,1	Hyliion Holdings Corp.	965,757	5,988
	Kronos Worldwide Inc.	367,279	5,513
	International Seaways Inc.	363,049	5,330
*	Enovix Corp.	173,761	4,740
*	Thermon Group Holdings Inc.	263,671	4,464
*	Hillman Solutions Corp.	374,475	4,026
*	Payoneer Global Inc.	541,661	3,981
	Pactiv Evergreen Inc.	282,891	3,587
*,1	View Inc.	772,144	3,019
*	Sterling Check Corp.	114,291	2,344
*	Proterra Inc.	261,328	2,308
*,1	Velo3D Inc.	292,194	2,282
*	Joby Aviation Inc.	240,878	1,758
*	IHS Holding Ltd.	14,906	210
*	Legalzoom.com Inc.	8,271	133
*	GXO Logistics Inc.	992	90
*	Remitly Global Inc.	839	17
*	Desktop Metal Inc. Class A	1,750	9
*	Danimer Scientific Inc.	721	6
	Macquarie Infrastructure Holdings LLC	1,302	5
*	CS Disco Inc.	124	4
*	Flywire Corp.	85	3
			10,439,019
Real Estate (10.3%)
	VICI Properties Inc.	10,043,462	302,409
	Kimco Realty Corp.	9,843,743	242,648
	Medical Properties Trust Inc.	9,522,484	225,016
*	Jones Lang LaSalle Inc.	805,967	217,079
	Life Storage Inc.	1,309,718	200,623
	Gaming & Leisure Properties Inc.	3,615,840	175,947
	Federal Realty Investment Trust	1,242,217	169,339
	EastGroup Properties Inc.	649,673	148,028
	First Industrial Realty Trust Inc.	2,080,462	137,727
	Apartment Income REIT Corp.	2,506,913	137,053
	National Retail Properties Inc.	2,804,398	134,807
	Vornado Realty Trust	2,907,975	121,728
	Brixmor Property Group Inc.	4,742,579	120,509

89

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Omega Healthcare Investors Inc.	3,816,270	112,923
	Cousins Properties Inc.	2,374,379	95,640
	Rayonier Inc.	2,286,007	92,263
	Douglas Emmett Inc.	2,662,256	89,186
	Lamar Advertising Co. Class A	693,203	84,086
	Agree Realty Corp.	1,114,254	79,513
	SL Green Realty Corp.	1,065,565	76,401
	Healthcare Realty Trust Inc.	2,356,012	74,544
	Highwoods Properties Inc.	1,666,842	74,325
	LXP Industrial Trust	4,514,058	70,510
*	DigitalBridge Group Inc.	8,194,902	68,264
*	Park Hotels & Resorts Inc.	3,587,691	67,736
	Physicians Realty Trust	3,517,597	66,236
	Outfront Media Inc.	2,325,390	62,367
	Kilroy Realty Corp.	929,886	61,800
	PotlatchDeltic Corp.	1,017,968	61,302
	Hudson Pacific Properties Inc.	2,434,867	60,166
	EPR Properties	1,194,531	56,728
	JBG SMITH Properties	1,967,995	56,501
	Apple Hospitality REIT Inc.	3,464,190	55,947
	Macerich Co.	3,231,950	55,848
*	Cushman & Wakefield plc	2,319,801	51,592
	Regency Centers Corp.	682,636	51,437
	Newmark Group Inc. Class A	2,748,481	51,397
	Corporate Office Properties Trust	1,793,692	50,170
	Sabra Health Care REIT Inc.	3,651,710	49,444
*	Equity Commonwealth	1,834,171	47,505
	SITE Centers Corp.	2,866,914	45,383
	Kennedy-Wilson Holdings Inc.	1,890,926	45,155
*	Sunstone Hotel Investors Inc.	3,502,703	41,087
	National Health Investors Inc.	695,592	39,976
	RLJ Lodging Trust	2,660,325	37,058
	Brandywine Realty Trust	2,732,590	36,671
	Piedmont Office Realty Trust Inc. Class A	1,982,234	36,433
	Retail Opportunity Investments Corp.	1,841,768	36,099
*	Compass Inc. Class A	3,893,247	35,390
	Washington REIT	1,351,477	34,936
	Urban Edge Properties	1,777,025	33,763
*	Xenia Hotels & Resorts Inc.	1,823,897	33,031
		Shares	Market Value• ($000)
*	DiamondRock Hospitality Co.	3,363,694	32,325
*	Realogy Holdings Corp.	1,861,987	31,300
	Acadia Realty Trust	1,412,463	30,834
	Tanger Factory Outlet Centers Inc.	1,577,506	30,414
	American Assets Trust Inc.	772,486	28,991
[1]	InvenTrust Properties Corp.	1,019,165	27,782
	Alexander & Baldwin Inc.	1,100,298	27,607
	Industrial Logistics Properties Trust	1,044,386	26,162
	Global Net Lease Inc.	1,654,129	25,275
	Centerspace	227,891	25,273
	Empire State Realty Trust Inc. Class A	2,754,217	24,513
	Pebblebrook Hotel Trust	1,049,098	23,468
	Service Properties Trust	2,636,626	23,176
*	Veris Residential Inc.	1,234,410	22,688
	LTC Properties Inc.	628,765	21,466
	Getty Realty Corp.	617,085	19,802
	Office Properties Income Trust	773,209	19,207
	RPT Realty	1,345,746	18,006
	American Finance Trust Inc. Class A	1,971,975	18,004
*	Apartment Investment & Management Co. Class A	2,309,572	17,830
	CareTrust REIT Inc.	774,788	17,688
	GEO Group Inc.	1,858,977	14,407
*	Douglas Elliman Inc.	1,044,301	12,009
	Diversified Healthcare Trust	3,817,181	11,795
	Saul Centers Inc.	208,088	11,033
	Franklin Street Properties Corp.	1,518,198	9,033
	Phillips Edison & Co. Inc.	265,888	8,785
	RMR Group Inc. Class A	247,422	8,581
*	Summit Hotel Properties Inc.	807,611	7,882
*	Seritage Growth Properties Class A	487,741	6,472
*	Forestar Group Inc.	275,261	5,987
	Urstadt Biddle Properties Inc. Class A	246,340	5,247
	Alexander's Inc.	16,283	4,238
*	Bridge Investment Group Holdings Inc. Class A	150,753	3,764
*	Offerpad Solutions Inc.	356,722	2,283

90

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Urstadt Biddle Properties Inc.	21,801	418
*,2	Spirit MTA REIT	334,911	90
			5,235,561
Technology (6.7%)
*	Nuance Communications Inc.	5,101,242	282,201
*	Synaptics Inc.	627,129	181,560
*	Arrow Electronics Inc.	1,111,969	149,304
	Jabil Inc.	2,060,117	144,929
*	DXC Technology Co.	4,028,131	129,666
*	F5 Inc.	488,894	119,637
	Concentrix Corp.	668,412	119,392
	KBR Inc.	2,240,271	106,682
*	CACI International Inc. Class A	372,523	100,287
	Leidos Holdings Inc.	1,120,596	99,621
*	NCR Corp.	2,107,981	84,741
*	Cirrus Logic Inc.	912,449	83,964
*	Change Healthcare Inc.	3,731,428	79,778
	TD SYNNEX Corp.	689,910	78,898
	CDK Global Inc.	1,888,661	78,833
	Science Applications International Corp.	919,311	76,845
*	Dun & Bradstreet Holdings Inc.	3,442,243	70,532
*	Teradata Corp.	1,646,055	69,908
	Avnet Inc.	1,584,509	65,329
*	Insight Enterprises Inc.	557,097	59,387
*	Kyndryl Holdings Inc.	2,863,462	51,829
*	Rambus Inc.	1,746,487	51,329
*	Verint Systems Inc.	940,069	49,363
	Xerox Holdings Corp.	2,137,854	48,401
*	Cerence Inc.	615,433	47,167
	Vishay Intertechnology Inc.	2,119,384	46,351
*	Plexus Corp.	447,149	42,877
*	Sanmina Corp.	976,676	40,493
	Amkor Technology Inc.	1,561,986	38,722
*	Allegro MicroSystems Inc.	1,060,172	38,357
	McAfee Corp. Class A	1,460,076	37,655
*	NetScout Systems Inc.	1,120,746	37,074
*,1	C3.ai Inc. Class A	1,124,701	35,147
*	Allscripts Healthcare Solutions Inc.	1,859,860	34,314
	Progress Software Corp.	700,153	33,796
*	Covetrus Inc.	1,650,346	32,957
	Xperi Holding Corp.	1,669,337	31,567
*	Super Micro Computer Inc.	694,140	30,507
*	Blackbaud Inc.	384,686	30,383
*,1	SentinelOne Inc. Class A	599,047	30,246
*,1	Confluent Inc. Class A	388,478	29,618
		Shares	Market Value• ($000)
	CSG Systems International Inc.	495,283	28,538
	Methode Electronics Inc.	579,126	28,476
*	Avaya Holdings Corp.	1,276,163	25,268
*,1	E2open Parent Holdings Inc.	2,154,854	24,264
*	TTM Technologies Inc.	1,583,016	23,587
*	Momentive Global Inc.	1,012,060	21,405
*	Unisys Corp.	1,018,896	20,959
*	Olo Inc. Class A	865,486	18,011
*	Amplitude Inc. Class A	280,060	14,826
	Benchmark Electronics Inc.	534,430	14,483
*	ScanSource Inc.	407,745	14,304
*	Squarespace Inc. Class A	433,573	12,790
*	Informatica Inc. Class A	275,012	10,170
*	Sumo Logic Inc.	749,138	10,158
*	Groupon Inc.	401,226	9,292
	SolarWinds Corp.	633,256	8,986
*	Paycor HCM Inc.	278,942	8,036
*	KnowBe4 Inc. Class A	313,390	7,189
*	Aeva Technologies Inc.	939,917	7,106
*	Rackspace Technology Inc.	502,279	6,766
*,1	Samsara Inc. Class A	223,432	6,281
*	Freshworks Inc. Class A	234,288	6,152
	Ebix Inc.	197,687	6,010
*	N-able Inc.	498,363	5,532
*	Diebold Nixdorf Inc.	588,617	5,327
*	Ouster Inc.	959,288	4,988
*	Braze Inc. Class A	63,250	4,880
[1]	Vivid Seats Inc. Class A	429,457	4,672
*,1	IonQ Inc.	230,287	3,846
*	Vertex Inc. Class A	227,956	3,618
*,1	Expensify Inc. Class A	81,941	3,605
*,1	Couchbase Inc.	138,387	3,454
*	Enfusion Inc. Class A	155,603	3,258
*,1	Matterport Inc.	145,062	2,994
*	CCC Intelligent Solutions Holdings Inc.	240,950	2,744
*	Nextdoor Holdings Inc.	319,743	2,523
*	SmartRent Inc. Class A	232,294	2,249
*	WM Technology Inc.	262,538	1,570
*	AvePoint Inc.	217,846	1,370
*,1	BuzzFeed Inc.	208,377	1,111
*,1	NerdWallet Inc. Class A	53,760	836
*	EngageSmart Inc.	6,667	161
*	ON Semiconductor Corp.	1,874	127
*	UserTesting Inc.	8,291	70
*	EverCommerce Inc.	2,491	39
*	LiveRamp Holdings Inc.	558	27
*	JFrog Ltd.	420	12

91

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Thoughtworks Holding Inc.	262	7
*	Clear Secure Inc. Class A	99	3
*	ForgeRock Inc. Class A	99	3
*	Intapp Inc.	76	2
*	Zeta Global Holdings Corp. Class A	200	2
*	Sprinklr Inc. Class A	138	2
*	MeridianLink Inc.	105	2
			3,391,738
Telecommunications (1.4%)
*	Frontier Communications Parent Inc.	3,902,996	115,099
	Juniper Networks Inc.	2,596,442	92,719
*	Vonage Holdings Corp.	3,830,250	79,631
*	Iridium Communications Inc.	1,900,122	78,456
*	Viavi Solutions Inc.	3,795,581	66,878
*	CommScope Holding Co. Inc.	3,265,908	36,056
	InterDigital Inc.	489,922	35,093
	Telephone & Data Systems Inc.	1,629,038	32,825
*,1	fuboTV Inc.	1,961,429	30,442
*	8x8 Inc.	1,726,626	28,938
*	Altice USA Inc. Class A	1,715,462	27,756
*	Plantronics Inc.	648,259	19,020
	ADTRAN Inc.	777,426	17,749
*	EchoStar Corp. Class A	590,827	15,568
*	NETGEAR Inc.	444,035	12,970
	Shenandoah Telecommunications Co.	379,050	9,666
*	United States Cellular Corp.	254,821	8,032
			706,898
Utilities (4.3%)
	Atmos Energy Corp.	2,114,742	221,561
	Essential Utilities Inc.	3,632,632	195,036
	NRG Energy Inc.	3,907,588	168,339
	UGI Corp.	3,341,071	153,389
	Pinnacle West Capital Corp.	1,801,667	127,180
	OGE Energy Corp.	3,196,606	122,686
	National Fuel Gas Co.	1,456,219	93,111
	IDACORP Inc.	806,720	91,409
*	Stericycle Inc.	1,467,011	87,493
	Portland General Electric Co.	1,427,777	75,558
	Black Hills Corp.	1,019,168	71,923
	Hawaiian Electric Industries Inc.	1,658,373	68,822
	ONE Gas Inc.	855,774	66,399
		Shares	Market Value• ($000)
	New Jersey Resources Corp.	1,532,295	62,916
	Southwest Gas Holdings Inc.	897,211	62,850
	PNM Resources Inc.	1,370,656	62,516
	American States Water Co.	589,925	61,022
	ALLETE Inc.	839,548	55,704
	Spire Inc.	784,192	51,145
	NorthWestern Corp.	863,186	49,340
	Avista Corp.	1,130,121	48,019
	MGE Energy Inc.	577,531	47,502
	South Jersey Industries Inc.	1,795,737	46,905
	California Water Service Group	419,703	30,160
	Northwest Natural Holding Co.	489,553	23,880
	Clearway Energy Inc. Class C	653,940	23,561
*	Harsco Corp.	1,264,883	21,136
	Clearway Energy Inc. Class A	276,413	9,254
*	Archaea Energy Inc.	192,312	3,515
			2,202,331
Total Common Stocks (Cost $35,873,634)			50,925,971
Preferred Stock (0.0%)
	Brookfield Property Preferred LP Pfd., 6.250%, 7/26/26 (Cost $1)	40	1

92

Small-Cap Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund, 0.090% (Cost $170,930)	1,709,773	170,961
Total Investments (100.0%) (Cost $36,044,565)		51,096,933
Other Assets and Liabilities—Net (0.0%)		4,568
Net Assets (100%)		51,101,501
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $159,644,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $171,563,000 was received for securities on loan, of which $170,953,000 is held in Vanguard Market Liquidity Fund and $610,000 is held in cash.
REIT—Real Estate Investment Trust.
93

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	1,480	165,967	(48)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bridgebio Pharma Inc.	8/31/22	BOANA	12,150	(0.066)[1]	—	(7,147)
New York Community Bancorp Inc.	8/31/22	BOANA	2,995	(0.623)[1]	56	—
Novavax Inc.	1/31/22	GSI	26,924	(0.109)[2]	—	(5,464)
					56	(12,611)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
94

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,873,635)	50,925,972
Affiliated Issuers (Cost $170,930)	170,961
Total Investments in Securities	51,096,933
Investment in Vanguard	1,608
Cash	610
Cash Collateral Pledged—Futures Contracts	960
Cash Collateral Pledged—Over-the-Counter Swap Contracts	10,170
Receivables for Investment Securities Sold	184,348
Receivables for Accrued Income	62,398
Receivables for Capital Shares Issued	21,771
Unrealized Appreciation—Over-the-Counter Swap Contracts	56
Total Assets	51,378,854
Liabilities
Due to Custodian	14,038
Payables for Investment Securities Purchased	24,328
Collateral for Securities on Loan	171,563
Payables for Capital Shares Redeemed	53,243
Payables to Vanguard	1,535
Variation Margin Payable—Futures Contracts	35
Unrealized Depreciation—Over-the-Counter Swap Contracts	12,611
Total Liabilities	277,353
Net Assets	51,101,501
95

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,975,643
Total Distributable Earnings (Loss)	12,125,858
Net Assets	51,101,501

Investor Shares—Net Assets
Applicable to 4,849,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	207,887
Net Asset Value Per Share—Investor Shares	$42.87

ETF Shares—Net Assets
Applicable to 150,214,945 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,853,662
Net Asset Value Per Share—ETF Shares	$178.77

Admiral Shares—Net Assets
Applicable to 251,340,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,306,711
Net Asset Value Per Share—Admiral Shares	$76.81

Institutional Shares—Net Assets
Applicable to 110,239,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,733,241
Net Asset Value Per Share—Institutional Shares	$42.94
See accompanying Notes, which are an integral part of the Financial Statements.
96

Small-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	888,797
Interest[2]	66
Securities Lending—Net	13,205
Total Income	902,068
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,919
Management and Administrative—Investor Shares	445
Management and Administrative—ETF Shares	13,195
Management and Administrative—Admiral Shares	10,279
Management and Administrative—Institutional Shares	2,091
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—ETF Shares	909
Marketing and Distribution—Admiral Shares	683
Marketing and Distribution—Institutional Shares	143
Custodian Fees	518
Auditing Fees	41
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	876
Shareholders’ Reports—Admiral Shares	242
Shareholders’ Reports—Institutional Shares	97
Trustees’ Fees and Expenses	15
Total Expenses	32,470
Net Investment Income	869,598
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,608,294
Futures Contracts	5,727
Swap Contracts	4,629
Realized Net Gain (Loss)	2,618,650
97

Small-Cap Value Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,034,785
Futures Contracts	(331)
Swap Contracts	(10,507)
Change in Unrealized Appreciation (Depreciation)	7,023,947
Net Increase (Decrease) in Net Assets Resulting from Operations	10,512,195
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $66,000, $8,000, $3,000, and ($27,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,011,494,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
98

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	869,598	620,314
Realized Net Gain (Loss)	2,618,650	(634,360)
Change in Unrealized Appreciation (Depreciation)	7,023,947	2,345,495
Net Increase (Decrease) in Net Assets Resulting from Operations	10,512,195	2,331,449
Distributions
Investor Shares	(4,230)	(3,847)
ETF Shares	(452,167)	(285,203)
Admiral Shares	(333,221)	(241,645)
Institutional Shares	(82,438)	(63,508)
Total Distributions	(872,056)	(594,203)
Capital Share Transactions
Investor Shares	(85,331)	(25,540)
ETF Shares	4,135,700	1,967,955
Admiral Shares	1,226,583	(82,929)
Institutional Shares	25,431	(39,394)
Net Increase (Decrease) from Capital Share Transactions	5,302,383	1,820,092
Total Increase (Decrease)	14,942,522	3,557,338
Net Assets
Beginning of Period	36,158,979	32,601,641
End of Period	51,101,501	36,158,979
See accompanying Notes, which are an integral part of the Financial Statements.
99

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.08	$32.86	$27.35	$31.82	$29.00
Investment Operations
Net Investment Income[1]	.724	.550	.543	.603	.534
Net Realized and Unrealized Gain (Loss) on Investments	8.767	1.208	5.608	(4.471)	2.820
Total from Investment Operations	9.491	1.758	6.151	(3.868)	3.354
Distributions
Dividends from Net Investment Income	(.701)	(.538)	(.641)	(.602)	(.534)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.701)	(.538)	(.641)	(.602)	(.534)
Net Asset Value, End of Period	$42.87	$34.08	$32.86	$27.35	$31.82
Total Return[2]	27.96%	5.72%	22.61%	-12.34%	11.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$208	$234	$255	$1,501	$2,060
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.98%	1.76%	1.92%	1.82%
Portfolio Turnover Rate[3]	16%	26%	19%	18%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
100

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$142.13	$137.05	$114.05	$132.71	$120.95
Investment Operations
Net Investment Income[1]	3.131	2.584	2.840	2.720	2.427
Net Realized and Unrealized Gain (Loss) on Investments	36.640	4.884	22.984	(18.702)	11.709
Total from Investment Operations	39.771	7.468	25.824	(15.982)	14.136
Distributions
Dividends from Net Investment Income	(3.131)	(2.388)	(2.824)	(2.678)	(2.376)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.131)	(2.388)	(2.824)	(2.678)	(2.376)
Net Asset Value, End of Period	$178.77	$142.13	$137.05	$114.05	$132.71
Total Return	28.07%	5.82%	22.76%	-12.22%	11.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,854	$17,837	$14,808	$11,560	$12,650
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.23%	2.19%	2.04%	1.94%
Portfolio Turnover Rate[2]	16%	26%	19%	18%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
101

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$61.07	$58.89	$49.01	$57.02	$51.97
Investment Operations
Net Investment Income[1]	1.381	1.058	1.230	1.165	1.039
Net Realized and Unrealized Gain (Loss) on Investments	15.704	2.148	9.863	(8.024)	5.032
Total from Investment Operations	17.085	3.206	11.093	(6.859)	6.071
Distributions
Dividends from Net Investment Income	(1.345)	(1.026)	(1.213)	(1.151)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.345)	(1.026)	(1.213)	(1.151)	(1.021)
Net Asset Value, End of Period	$76.81	$61.07	$58.89	$49.01	$57.02
Total Return[2]	28.09%	5.85%	22.76%	-12.23%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,307	$14,314	$13,907	$10,167	$11,278
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.13%	2.21%	2.04%	1.94%
Portfolio Turnover Rate[3]	16%	26%	19%	18%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
102

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.14	$32.92	$27.39	$31.87	$29.05
Investment Operations
Net Investment Income[1]	.781	.597	.684	.651	.587
Net Realized and Unrealized Gain (Loss) on Investments	8.775	1.199	5.527	(4.485)	2.808
Total from Investment Operations	9.556	1.796	6.211	(3.834)	3.395
Distributions
Dividends from Net Investment Income	(.756)	(.576)	(.681)	(.646)	(.575)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.756)	(.576)	(.681)	(.646)	(.575)
Net Asset Value, End of Period	$42.94	$34.14	$32.92	$27.39	$31.87
Total Return	28.11%	5.86%	22.81%	-12.23%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,733	$3,774	$3,632	$3,077	$3,649
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.91%	2.14%	2.20%	2.05%	1.95%
Portfolio Turnover Rate[2]	16%	26%	19%	18%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Small-Cap Value Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Small-Cap Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Small-Cap Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,608,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,925,881	—	90	50,925,971
Preferred Stock	1	—	—	1
Temporary Cash Investments	170,961	—	—	170,961
Total	51,096,843	—	90	51,096,933

Derivative Financial Instruments
Assets
Swap Contracts	—	56	—	56
Liabilities
Futures Contracts[1]	48	—	—	48
Swap Contracts	—	12,611	—	12,611
Total	48	12,611	—	12,659
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,011,211
Total Distributable Earnings (Loss)	(2,011,211)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax
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Small-Cap Value Index Fund
purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,910
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,897,288)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	15,009,236
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	872,056	594,203
Long-Term Capital Gains	—	—
Total	872,056	594,203
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,087,697
Gross Unrealized Appreciation	17,213,819
Gross Unrealized Depreciation	(2,204,583)
Net Unrealized Appreciation (Depreciation)	15,009,236
E.	During the year ended December 31, 2021, the fund purchased $15,683,409,000 of investment securities and sold $10,445,012,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,748,626,000 and $3,251,151,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $2,031,215,000 and sales were $3,061,914,000, resulting in net realized gain of $486,028,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Small-Cap Value Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	54,280	1,367	19,233	700
Issued in Lieu of Cash Distributions	4,230	104	3,847	138
Redeemed	(143,841)	(3,484)	(48,620)	(1,724)
Net Increase (Decrease)—Investor Shares	(85,331)	(2,013)	(25,540)	(886)
ETF Shares
Issued	7,328,388	43,317	4,997,914	43,220
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,192,688)	(18,600)	(3,029,959)	(25,775)
Net Increase (Decrease)—ETF Shares	4,135,700	24,717	1,967,955	17,445
Admiral Shares
Issued	4,310,954	59,661	3,197,023	67,416
Issued in Lieu of Cash Distributions	290,460	3,954	210,169	4,208
Redeemed	(3,374,831)	(46,666)	(3,490,121)	(73,393)
Net Increase (Decrease)—Admiral Shares	1,226,583	16,949	(82,929)	(1,769)
Institutional Shares
Issued	1,068,001	26,335	884,087	33,455
Issued in Lieu of Cash Distributions	77,051	1,876	57,484	2,056
Redeemed	(1,119,621)	(28,530)	(980,965)	(35,290)
Net Increase (Decrease)—Institutional Shares	25,431	(319)	(39,394)	221
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
110

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
111

Special 2021 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Small-Cap Index Fund	1,402,228
Small-Cap Growth Index Fund	128,007
Small-Cap Value Index Fund	739,591
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Small-Cap Index Fund	208,316
Small-Cap Growth Index Fund	5,098
Small-Cap Value Index Fund	88,078
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Small-Cap Index Fund	78.3%
Small-Cap Growth Index Fund	94.6
Small-Cap Value Index Fund	80.0
112

The CRSP US Small Cap Index, CRSP US Small Cap Growth Index, and CRSP US Small Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for or has participated in the determination of the prices and amount of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD SMALL-CAP INDEX, SMALL-CAP GROWTH INDEX, AND SMALL-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q480 022022

Annual Report  |  December 31, 2021
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for the three Vanguard Mid-Cap Index Funds ranged from 20.32% for Investor Shares of Vanguard Mid-Cap Growth Index Fund to 28.76% for Admiral Shares of Vanguard Mid-Cap Value Index Fund. All share classes of Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, returned more than 12%. Each fund closely tracked its target index.
•	Vaccination programs started shortly after the period began—helping some of the hardest-hit sectors, such as hospitality and travel, begin to rebound—and more workers returned to the labor force. U.S. stocks performed strongly even as new COVID-19 variants spread, inflation surged, and Federal Reserve monetary policy turned less accommodative.
•	Technology contributed most to the Mid-Cap Index Fund and financials contributed most to the Value Index Fund. Financials and industrials helped the Extended Market Index Fund’s performance most. Technology contributed most to the Growth Index Fund.
•	Consumer staples performed poorly for the Mid-Cap Growth and Mid-Cap Index Funds. Health care contributed least to the Extended Market and Mid-Cap Value Index Funds.
•	Please note that the Extended Market Index Fund uses the Global Industry Classification Standard methodology, while the three other funds use the Industry Classification Benchmark methodology.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$973.40	$0.95
ETF Shares	1,000.00	974.00	0.30
Admiral™ Shares	1,000.00	974.00	0.30
Institutional Shares	1,000.00	974.10	0.25
Institutional Plus Shares	1,000.00	974.10	0.20
Institutional Select Shares	1,000.00	974.20	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,079.10	$0.89
ETF Shares	1,000.00	1,079.70	0.21
Admiral Shares	1,000.00	1,079.80	0.26
Institutional Shares	1,000.00	1,080.00	0.21
Institutional Plus Shares	1,000.00	1,079.90	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,078.60	$1.00
ETF Shares	1,000.00	1,079.20	0.37
Admiral Shares	1,000.00	1,079.20	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,079.50	$1.00
ETF Shares	1,000.00	1,080.00	0.37
Admiral Shares	1,000.00	1,080.10	0.37

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.90	0.31
AdmiralTM Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Extended Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Investor Shares	12.31%	15.15%	14.83%	$39,846
S&P Completion Index	12.35	15.20	14.88	40,032
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund ETF Shares Net Asset Value	12.44%	15.29%	14.97%	$40,360
Extended Market Index Fund ETF Shares Market Price	12.38	15.28	14.98	40,387
S&P Completion Index	12.35	15.20	14.88	40,032
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Extended Market Index Fund Admiral Shares	12.45%	15.30%	14.97%	$40,366
S&P Completion Index	12.35	15.20	14.88	40,032
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Extended Market Index Fund Institutional Shares	12.47%	15.31%	14.99%	$20,216,995
S&P Completion Index	12.35	15.20	14.88	20,016,110
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Extended Market Index Fund Institutional Plus Shares	12.48%	15.32%	15.01%	$404,869,450
S&P Completion Index	12.35	15.20	14.88	400,322,190
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	450,503,240

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $3,000,000,000 Investment
Extended Market Index Fund Institutional Select Shares	12.50%	15.35%	17.63%	$7,341,276,000
S&P Completion Index	12.35	15.20	17.47	7,285,236,900
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	18.98	7,816,813,200
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Extended Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Extended Market Index Fund ETF Shares Market Price	12.38%	103.63%	303.87%
Extended Market Index Fund ETF Shares Net Asset Value	12.44	103.71	303.60
S&P Completion Index	12.35	102.93	300.32
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Extended Market Index Fund
Fund Allocation
As of December 31, 2021
Communication Services	4.3%
Consumer Discretionary	12.0
Consumer Staples	2.8
Energy	2.6
Financials	14.3
Health Care	13.3
Industrials	14.0
Information Technology	23.5
Materials	3.7
Other	0.0
Real Estate	7.5
Utilities	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Communication Services (4.3%)
*	Snap Inc. Class A	14,209,342	668,265
*	Liberty Broadband Corp. Class C	2,026,784	326,515
*	Roku Inc.	1,237,138	282,315
*	Pinterest Inc. Class A	7,454,774	270,981
*	ZoomInfo Technologies Inc. Class A	4,004,342	257,079
*,1	AMC Entertainment Holdings Inc. Class A	6,742,522	183,397
*	Liberty Media Corp.-Liberty Formula One Class C	2,562,321	162,041
*	Liberty Global plc Class C	5,324,075	149,553
*	IAC/InterActiveCorp	1,105,686	144,524
	Cable One Inc.	65,541	115,578
	New York Times Co. Class A	2,208,527	106,672
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,061,346	104,819
*	Zynga Inc. Class A	13,994,227	89,563
	Nexstar Media Group Inc. Class A	540,075	81,540
*	Frontier Communications Parent Inc.	2,740,783	80,826
*	Iridium Communications Inc.	1,743,949	72,008
*	Ziff Davis Inc.	629,451	69,781
	Warner Music Group Corp. Class A	1,349,969	58,292
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,084,109	55,127
	TEGNA Inc.	2,907,649	53,966
[1]	Sirius XM Holdings Inc.	7,975,517	50,644
*	Altice USA Inc. Class A	2,981,032	48,233
	Cogent Communications Holdings Inc.	551,570	40,364
		Shares	Market Value• ($000)
*	Madison Square Garden Sports Corp.	223,466	38,823
*	Liberty Global plc Class A	1,385,248	38,427
*	Cargurus Inc. Class A	1,138,457	38,298
*	Vimeo Inc.	2,048,531	36,792
*	TripAdvisor Inc.	1,282,090	34,950
	John Wiley & Sons Inc. Class A	587,718	33,659
*	TechTarget Inc.	344,685	32,973
*	Bumble Inc. Class A	959,853	32,501
*	Yelp Inc. Class A	879,742	31,882
*	iHeartMedia Inc. Class A	1,456,358	30,642
*,1	fuboTV Inc.	1,903,615	29,544
*	Cardlytics Inc.	441,137	29,155
	World Wrestling Entertainment Inc. Class A	583,808	28,805
*	Magnite Inc.	1,515,099	26,514
	Telephone & Data Systems Inc.	1,293,639	26,067
*,1	Skillz Inc. Class A	3,485,025	25,929
*	Liberty Media Corp.-Liberty Formula One Class A	434,250	25,768
*	Lions Gate Entertainment Corp. Class B	1,642,698	25,281
*	Madison Square Garden Entertainment Corp.	340,129	23,925
*	Liberty Broadband Corp. Class A	146,199	23,523
*	Playtika Holding Corp.	1,358,538	23,489
	Gray Television Inc.	1,158,688	23,359
*	Cinemark Holdings Inc.	1,365,178	22,007
*	Bandwidth Inc. Class A	296,179	21,254
*	Liberty Latin America Ltd. Class C	1,769,209	20,169
*	Clear Channel Outdoor Holdings Inc.	6,062,522	20,067
*	Eventbrite Inc. Class A	1,011,407	17,639

Extended Market Index Fund
		Shares	Market Value• ($000)
	Sinclair Broadcast Group Inc. Class A	660,743	17,463
	Shenandoah Telecommunications Co.	665,657	16,974
	Scholastic Corp.	417,208	16,672
*	WideOpenWest Inc.	703,001	15,129
	EW Scripps Co. Class A	730,620	14,137
*	Anterix Inc.	235,650	13,847
*	Cars.com Inc.	856,613	13,783
*	AMC Networks Inc. Class A	394,479	13,586
*	EchoStar Corp. Class A	507,822	13,381
*	Liberty Media Corp.-Liberty Braves Class C	465,517	13,081
*	Radius Global Infrastructure Inc.	810,966	13,057
*	Lions Gate Entertainment Corp. Class A	755,033	12,564
*	PubMatic Inc. Class A	364,272	12,403
*	QuinStreet Inc.	673,014	12,242
*,1	Gogo Inc.	884,496	11,967
*	Advantage Solutions Inc.	1,369,850	10,986
*	IDT Corp. Class B	234,024	10,334
*	Gannett Co. Inc.	1,934,217	10,309
*	Globalstar Inc.	8,782,685	10,188
*	Liberty Latin America Ltd. Class A	795,424	9,275
*	Thryv Holdings Inc.	224,730	9,243
*	Angi Inc. Class A	1,002,429	9,232
*	Loyalty Ventures Inc.	270,884	8,145
*	Consolidated Communications Holdings Inc.	1,011,097	7,563
*	Nextdoor Holdings Inc.	879,791	6,942
*	Stagwell Inc.	762,296	6,609
*	Boston Omaha Corp. Class A	227,536	6,537
*	Ooma Inc.	307,526	6,286
	Entravision Communications Corp. Class A	865,984	5,871
*	United States Cellular Corp.	179,857	5,669
	ATN International Inc.	135,403	5,409
*	Marcus Corp.	302,075	5,395
*	Sciplay Corp. Class A	336,101	4,631
*,1	Liberty Media Corp.-Liberty Braves Class A	159,018	4,572
*,1	AST SpaceMobile Inc.	546,928	4,343
*	Audacy Inc. Class A	1,680,780	4,320
*	MediaAlpha Inc. Class A	279,154	4,310
*	Integral Ad Science Holding Corp.	186,555	4,143
		Shares	Market Value• ($000)
*	Playstudios Inc.	1,024,292	4,046
*	DHI Group Inc.	642,768	4,011
*	Daily Journal Corp.	11,007	3,926
*	TrueCar Inc.	1,095,234	3,724
*	EverQuote Inc. Class A	225,232	3,527
*	ZipRecruiter Inc. Class A	137,954	3,441
*	comScore Inc.	908,163	3,033
*,1	KORE Group Holdings Inc.	434,608	2,929
*	Reservoir Media Inc.	362,036	2,864
*	Cumulus Media Inc. Class A	251,626	2,831
*	Lee Enterprises Inc.	74,103	2,559
	National CineMedia Inc.	868,027	2,439
	Spok Holdings Inc.	258,905	2,416
*	Liberty TripAdvisor Holdings Inc. Class A	1,004,162	2,179
*	CuriosityStream Inc.	357,963	2,123
*,1	Cinedigm Corp. Class A	1,785,641	2,071
*	Hemisphere Media Group Inc. Class A	260,645	1,895
*	Townsquare Media Inc. Class A	136,294	1,817
*	Gaia Inc. Class A	194,110	1,663
*	NerdWallet Inc. Class A	104,081	1,618
	Saga Communications Inc. Class A	62,836	1,509
*	Emerald Holding Inc.	366,898	1,457
*	Chicken Soup For The Soul Entertainment Inc.	102,374	1,417
*	Zedge Inc. Class B	154,934	1,317
*	Fluent Inc.	638,538	1,271
*	Outbrain Inc.	81,247	1,137
*,1	Redbox Entertainment Inc.	150,277	1,114
*,1	IZEA Worldwide Inc.	784,653	1,051
*	Marchex Inc. Class B	400,100	992
*	LiveOne Inc.	762,327	976
*	Travelzoo	102,326	964
*	Super League Gaming Inc.	363,066	857
*	Reading International Inc. Class A	211,846	856
*	Dolphin Entertainment Inc.	86,444	736
*	Ballantyne Strong Inc.	249,405	721
*	Urban One Inc. Class A	147,049	684
*	Endeavor Group Holdings Inc. Class A	15,925	556
*,1	AutoWeb Inc.	128,788	438
*,1	Insignia Systems Inc.	17,904	413
*	Salem Media Group Inc. Class A	133,017	407
*	Kubient Inc.	128,879	389

Extended Market Index Fund
		Shares	Market Value• ($000)
*	IHS Holding Ltd.	26,803	378
	DallasNews Corp.	52,044	374
*,1	NextPlay Technologies Inc.	434,199	371
*,1,2	NII Holdings Inc.	1,297,367	337
*	Society Pass Inc.	30,421	317
*,1	Creatd Inc.	125,916	263
*	Motorsport Games Inc. Class A	62,787	213
*	Beasley Broadcast Group Inc. Class A	109,596	207
*	Mediaco Holding Inc. Class A	32,748	175
*,1	Digital Media Solutions Inc.	35,739	171
*	Cuentas Inc.	114,035	152
*	Creative Realities Inc.	102,697	144
*	SPAR Group Inc.	108,259	133
*,1	Stran & Co. Inc.	20,458	124
*	Paltalk Inc.	29,418	84
*	Troika Media Group Inc.	69,905	82
*	Professional Diversity Network Inc.	73,847	72
*	Grom Social Enterprises Inc.	33,277	60
*	Orbsat Corp.	300	1
			4,682,155
Consumer Discretionary (11.9%)
*	Airbnb Inc. Class A	4,601,296	766,070
*	Lululemon Athletica Inc.	1,565,502	612,816
*	DoorDash Inc. Class A	2,147,905	319,823
*	Carvana Co.	1,133,026	262,624
*	Burlington Stores Inc.	883,355	257,507
*	Rivian Automotive Inc. Class A	2,053,410	212,918
*,1	Lucid Group Inc.	5,462,718	207,856
*	Floor & Decor Holdings Inc. Class A	1,397,421	181,679
	Vail Resorts Inc.	535,244	175,507
*	Wayfair Inc. Class A	901,961	171,346
	Williams-Sonoma Inc.	983,559	166,349
	Service Corp. International	2,187,572	155,296
*	Five Below Inc.	741,632	153,436
	Lear Corp.	788,678	144,289
*	Peloton Interactive Inc. Class A	3,958,451	141,554
*	Deckers Outdoor Corp.	363,262	133,067
*	Capri Holdings Ltd.	1,995,102	129,502
	Aramark	3,372,785	124,287
*	RH	229,181	122,827
*,1	GameStop Corp. Class A	821,970	121,972
*	DraftKings Inc. Class A	4,427,617	121,627
*	TopBuild Corp.	436,029	120,305
	Tempur Sealy International Inc.	2,548,561	119,859
		Shares	Market Value• ($000)
	Lithia Motors Inc. Class A	400,612	118,962
	Wyndham Hotels & Resorts Inc.	1,232,259	110,472
	Churchill Downs Inc.	455,319	109,686
	Toll Brothers Inc.	1,512,877	109,517
	Gentex Corp.	3,123,903	108,868
	Autoliv Inc.	1,042,645	107,820
	Macy's Inc.	4,056,449	106,198
	Brunswick Corp.	1,020,524	102,797
*	Bright Horizons Family Solutions Inc.	803,872	101,191
*	Planet Fitness Inc. Class A	1,108,246	100,385
*	Mattel Inc.	4,643,896	100,122
	Dick's Sporting Goods Inc.	859,068	98,784
*	Crocs Inc.	769,986	98,728
	Kohl's Corp.	1,992,731	98,421
*	YETI Holdings Inc.	1,160,178	96,098
	Marriott Vacations Worldwide Corp.	563,358	95,196
*	Fox Factory Holding Corp.	554,493	94,319
*	Scientific Games Corp.	1,268,109	84,748
	Polaris Inc.	752,054	82,658
	Texas Roadhouse Inc. Class A	913,295	81,539
*	Goodyear Tire & Rubber Co.	3,696,221	78,803
*	Skechers USA Inc. Class A	1,787,233	77,566
*	Helen of Troy Ltd.	316,649	77,411
	Hanesbrands Inc.	4,620,416	77,253
	Harley-Davidson Inc.	2,043,145	77,006
	Thor Industries Inc.	736,620	76,439
*,1	QuantumScape Corp. Class A	3,292,806	73,067
*	Terminix Global Holdings Inc.	1,606,091	72,644
	Leggett & Platt Inc.	1,761,866	72,518
*	Boyd Gaming Corp.	1,083,458	71,042
	Wingstop Inc.	390,236	67,433
	Choice Hotels International Inc.	427,483	66,683
*	Hyatt Hotels Corp. Class A	657,010	63,007
	Travel + Leisure Co.	1,131,449	62,535
*	AutoNation Inc.	528,697	61,778
	Murphy USA Inc.	305,865	60,941
	Signet Jewelers Ltd.	693,435	60,350
*	Hilton Grand Vacations Inc.	1,158,034	60,345
*	Meritage Homes Corp.	488,409	59,615
*	Chegg Inc.	1,935,592	59,423
*	Adient plc	1,236,828	59,219
	Carter's Inc.	557,820	56,463
	Papa John's International Inc.	421,215	56,220

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Taylor Morrison Home Corp. Class A	1,596,975	55,830
	Wendy's Co.	2,313,890	55,186
	H&R Block Inc.	2,326,057	54,802
*	Skyline Champion Corp.	692,676	54,708
*	Victoria's Secret & Co.	956,743	53,138
*	Asbury Automotive Group Inc.	302,604	52,269
*	National Vision Holdings Inc.	1,082,140	51,932
	Foot Locker Inc.	1,186,517	51,768
	LCI Industries	331,629	51,691
*	Chewy Inc. Class A	862,308	50,850
*	Academy Sports & Outdoors Inc.	1,156,221	50,758
[1]	American Eagle Outfitters Inc.	1,995,419	50,524
	KB Home	1,123,271	50,244
*	Sonos Inc.	1,649,413	49,153
*,1	Luminar Technologies Inc. Class A	2,861,971	48,396
*	Boot Barn Holdings Inc.	386,737	47,588
*	Veoneer Inc.	1,326,597	47,068
	Steven Madden Ltd.	1,000,996	46,516
	Group 1 Automotive Inc.	236,850	46,238
*	Grand Canyon Education Inc.	525,111	45,007
	Columbia Sportswear Co.	457,509	44,580
*	SeaWorld Entertainment Inc.	674,591	43,754
*	LGI Homes Inc.	280,449	43,324
*	Six Flags Entertainment Corp.	1,014,661	43,204
	Dana Inc.	1,892,390	43,184
	Penske Automotive Group Inc.	402,320	43,137
*	Leslie's Inc.	1,807,922	42,775
	Installed Building Products Inc.	305,622	42,702
*	Dorman Products Inc.	374,737	42,349
*	Callaway Golf Co.	1,540,552	42,273
	MDC Holdings Inc.	740,685	41,352
*	Frontdoor Inc.	1,117,528	40,957
*	Ollie's Bargain Outlet Holdings Inc.	797,333	40,815
*	Tri Pointe Homes Inc.	1,461,998	40,775
*	Visteon Corp.	363,996	40,455
	Cracker Barrel Old Country Store Inc.	308,265	39,655
	Red Rock Resorts Inc. Class A	699,635	38,487
	Rent-A-Center Inc.	787,589	37,836
*	Gentherm Inc.	432,051	37,545
*	Shake Shack Inc. Class A	510,129	36,811
	Qurate Retail Inc. Class A	4,724,511	35,906
		Shares	Market Value• ($000)
*	Cavco Industries Inc.	112,747	35,814
*	Vista Outdoor Inc.	738,742	34,034
	Shutterstock Inc.	302,675	33,561
*	Overstock.com Inc.	557,304	32,887
	Graham Holdings Co. Class B	51,815	32,635
*	Nordstrom Inc.	1,441,214	32,600
	Winnebago Industries Inc.	434,648	32,564
	Kontoor Brands Inc.	616,637	31,603
	Century Communities Inc.	386,272	31,593
	Levi Strauss & Co. Class A	1,255,899	31,435
	Wolverine World Wide Inc.	1,070,584	30,844
*	Revolve Group Inc. Class A	514,212	28,816
*,1	Fisker Inc.	1,822,555	28,669
*	Abercrombie & Fitch Co. Class A	778,284	27,108
*	Sally Beauty Holdings Inc.	1,459,386	26,940
*	Houghton Mifflin Harcourt Co.	1,662,521	26,767
*	Coursera Inc.	1,089,170	26,619
*	Everi Holdings Inc.	1,206,987	25,769
*	Urban Outfitters Inc.	863,204	25,344
	Jack in the Box Inc.	289,240	25,303
	Monro Inc.	429,881	25,049
*	Cheesecake Factory Inc.	625,630	24,493
*	M/I Homes Inc.	392,123	24,382
	Patrick Industries Inc.	300,853	24,276
*	ODP Corp.	598,017	23,490
*	iRobot Corp.	356,059	23,457
	Acushnet Holdings Corp.	441,264	23,422
*	Sleep Number Corp.	298,753	22,884
*	Bloomin' Brands Inc.	1,081,430	22,688
	Camping World Holdings Inc. Class A	537,164	21,701
	Oxford Industries Inc.	213,582	21,683
*	Petco Health & Wellness Co. Inc. Class A	1,087,226	21,516
*	Brinker International Inc.	586,638	21,465
	La-Z-Boy Inc.	578,228	20,995
*	Stitch Fix Inc. Class A	1,087,837	20,582
*	2U Inc.	1,010,474	20,280
*	Adtalem Global Education Inc.	676,488	19,997
*	Dave & Buster's Entertainment Inc.	516,916	19,850
	Big Lots Inc.	432,505	19,484
*,1	Bed Bath & Beyond Inc.	1,328,812	19,374
*	Malibu Boats Inc. Class A	281,409	19,341
*	Green Brick Partners Inc.	624,523	18,942

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Stride Inc.	566,795	18,891
	Franchise Group Inc.	359,067	18,729
*	Vroom Inc.	1,707,023	18,419
	Strategic Education Inc.	310,594	17,965
*	Dine Brands Global Inc.	232,160	17,600
*	GoPro Inc. Class A	1,694,095	17,466
*	MarineMax Inc.	288,382	17,026
*,1	Dutch Bros Inc. Class A	327,950	16,696
	Buckle Inc.	388,194	16,424
	Sturm Ruger & Co. Inc.	235,973	16,051
	Laureate Education Inc. Class A	1,270,575	15,552
*	Porch Group Inc.	995,044	15,513
*	G-III Apparel Group Ltd.	556,441	15,380
*	XPEL Inc.	221,848	15,148
*	Bally's Corp.	392,233	14,928
*	Hayward Holdings Inc.	565,532	14,834
*	Children's Place Inc.	186,537	14,791
*	American Axle & Manufacturing Holdings Inc.	1,566,138	14,612
*,1	Canoo Inc.	1,890,900	14,598
	Hibbett Inc.	201,308	14,480
*	Playa Hotels & Resorts NV	1,740,355	13,888
	Dillard's Inc. Class A	56,283	13,790
*,1	ContextLogic Inc. Class A	4,414,614	13,729
*	Golden Entertainment Inc.	269,619	13,624
	Sonic Automotive Inc. Class A	274,185	13,558
*	Zumiez Inc.	271,216	13,016
*	Denny's Corp.	813,012	13,008
	Carriage Services Inc. Class A	201,037	12,955
	Guess? Inc.	529,329	12,535
*	RealReal Inc.	1,076,401	12,497
	Standard Motor Products Inc.	237,427	12,439
*	Genesco Inc.	191,971	12,319
*,1	Faraday Future Intelligent Electric Inc.	2,310,769	12,293
*	Monarch Casino & Resort Inc.	164,716	12,181
	Caleres Inc.	526,618	11,944
*	Lovesac Co.	179,331	11,882
*,1	Volta Inc.	1,614,508	11,850
*	Designer Brands Inc. Class A	824,718	11,719
*	WW International Inc.	721,407	11,636
*	Rush Street Interactive Inc.	703,207	11,603
*	Citi Trends Inc.	122,212	11,580
*	Tenneco Inc. Class A	1,017,304	11,496
		Shares	Market Value• ($000)
*	Perdoceo Education Corp.	970,668	11,415
	Smith & Wesson Brands Inc.	640,112	11,394
*	BJ's Restaurants Inc.	323,456	11,175
*,1	Cricut Inc. Class A	480,129	10,606
*	Purple Innovation Inc. Class A	779,965	10,350
*	Accel Entertainment Inc. Class A	781,585	10,176
*	Tupperware Brands Corp.	662,463	10,129
*,1	Portillo's Inc. Class A	265,776	9,978
	Winmark Corp.	39,930	9,914
*,1	Rover Group Inc. Class A	1,015,268	9,899
	Aaron's Co. Inc.	395,432	9,747
	Movado Group Inc.	227,443	9,514
*	Vizio Holding Corp. Class A	489,504	9,511
*	Mister Car Wash Inc.	521,678	9,500
	Shoe Carnival Inc.	241,743	9,447
*	Beazer Homes USA Inc.	400,516	9,300
*	GrowGeneration Corp.	711,188	9,281
*,1	EVgo Inc.	915,513	9,100
	Clarus Corp.	327,895	9,089
*	ThredUp Inc. Class A	704,817	8,993
*	Quotient Technology Inc.	1,201,254	8,913
*	Chico's FAS Inc.	1,643,370	8,841
*	PowerSchool Holdings Inc. Class A	533,582	8,788
*	America's Car-Mart Inc.	85,725	8,778
	RCI Hospitality Holdings Inc.	111,812	8,708
*	Life Time Group Holdings Inc.	501,597	8,632
*	Party City Holdco Inc.	1,520,427	8,469
*	TravelCenters of America Inc.	163,268	8,428
*	Chuy's Holdings Inc.	279,678	8,424
*	Poshmark Inc. Class A	493,271	8,400
*	Duolingo Inc. Class A	78,851	8,367
	Johnson Outdoors Inc. Class A	88,393	8,282
*	Hovnanian Enterprises Inc. Class A	64,705	8,236
	Ethan Allen Interiors Inc.	311,829	8,198
*	OneSpaWorld Holdings Ltd.	814,720	8,164
*	1-800-Flowers.com Inc. Class A	347,190	8,114
*	Arko Corp.	921,121	8,078
*	Ruth's Hospitality Group Inc.	394,607	7,853
*	Liquidity Services Inc.	355,462	7,849

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Universal Electronics Inc.	190,431	7,760
*	Stoneridge Inc.	392,539	7,749
*,1	PLBY Group Inc.	282,661	7,530
*	Modine Manufacturing Co.	742,810	7,495
*	MasterCraft Boat Holdings Inc.	258,649	7,328
	OneWater Marine Inc. Class A	119,254	7,271
[1]	Krispy Kreme Inc.	381,497	7,218
*,1	Workhorse Group Inc.	1,655,025	7,216
[1]	PetMed Express Inc.	279,742	7,066
*,1	Vuzix Corp.	807,624	7,002
*	CarParts.com Inc.	609,755	6,829
*	Lindblad Expeditions Holdings Inc.	437,094	6,819
*	LL Flooring Holdings Inc.	399,254	6,815
*	Latham Group Inc.	269,666	6,750
*	Fossil Group Inc.	648,363	6,672
	Haverty Furniture Cos. Inc.	216,199	6,609
*	Sportsman's Warehouse Holdings Inc.	545,822	6,441
*	Groupon Inc.	278,006	6,439
*	Warby Parker Inc. Class A	135,972	6,331
*	AMMO Inc.	1,154,214	6,290
*	Garrett Motion Inc.	780,477	6,267
*	Conn's Inc.	261,892	6,160
*	Funko Inc. Class A	324,033	6,092
*	European Wax Center Inc. Class A	194,777	5,911
	Del Taco Restaurants Inc.	468,050	5,827
*,1	Holley Inc.	443,909	5,766
*	American Public Education Inc.	258,110	5,743
*	Golden Nugget Online Gaming Inc.	576,200	5,733
*	Bluegreen Vacations Holding Corp. Class A	156,576	5,496
*	Full House Resorts Inc.	444,208	5,379
[1]	Big 5 Sporting Goods Corp.	282,016	5,361
*,1	Lordstown Motors Corp.	1,548,343	5,342
	Tilly's Inc. Class A	329,794	5,313
*	Cooper-Standard Holdings Inc.	235,918	5,287
*	Vivint Smart Home Inc.	538,479	5,266
*	Membership Collective Group Inc. Class A	391,913	5,009
*	GAN Ltd.	531,609	4,885
	Cato Corp. Class A	279,551	4,797
*	Unifi Inc.	205,860	4,766
		Shares	Market Value• ($000)
*	RumbleON Inc. Class B	113,553	4,715
*	Motorcar Parts of America Inc.	274,315	4,683
*	Century Casinos Inc.	382,084	4,654
*	Dream Finders Homes Inc. Class A	236,564	4,601
*	Xometry Inc. Class A	87,272	4,473
*,1	Electric Last Mile Solutions I	635,291	4,466
*,1	XL Fleet Corp.	1,345,824	4,455
*	Noodles & Co. Class A	487,210	4,419
*	Container Store Group Inc.	433,857	4,330
*,1	BARK Inc.	1,016,163	4,288
*	Kura Sushi USA Inc. Class A	52,184	4,219
*,1	Genius Brands International Inc.	3,944,268	4,141
*	American Outdoor Brands Inc.	204,236	4,070
*,1	Allbirds Inc. Class A	267,229	4,030
*	Nerdy Inc.	885,741	3,986
*	ONE Group Hospitality Inc.	312,049	3,935
*	El Pollo Loco Holdings Inc.	277,213	3,934
*	Build-A-Bear Workshop Inc.	197,191	3,849
*	Udemy Inc.	195,087	3,812
*	Legacy Housing Corp.	143,216	3,791
*	Red Robin Gourmet Burgers Inc.	223,678	3,697
*	Universal Technical Institute Inc.	471,125	3,684
*,1	Traeger Inc.	301,806	3,670
	Rocky Brands Inc.	91,776	3,653
*	Inspired Entertainment Inc.	272,244	3,528
*	Snap One Holdings Corp.	164,782	3,474
*,1	Vinco Ventures Inc.	1,445,419	3,440
	Hooker Furnishings Corp.	144,224	3,358
*,1	1847 Goedeker Inc.	1,394,059	3,346
*	Lands' End Inc.	168,448	3,307
[1]	Vivid Seats Inc. Class A	294,894	3,208
*	Barnes & Noble Education Inc.	467,013	3,180
*,1	Shift Technologies Inc.	901,160	3,073
*,1	Beachbody Co. Inc.	1,260,923	2,988
*	XpresSpa Group Inc.	1,478,050	2,986
*,1	Arcimoto Inc.	380,464	2,960
*	Vera Bradley Inc.	345,584	2,941
	Superior Group of Cos. Inc.	133,063	2,919
*,1	Lottery.com Inc.	457,623	2,915
*	F45 Training Holdings Inc.	261,388	2,847
*	Express Inc.	918,336	2,828

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Xponential Fitness Inc. Class A	138,310	2,827
*	Fiesta Restaurant Group Inc.	255,912	2,818
*,1	Weber Inc. Class A	217,748	2,815
	Tile Shop Holdings Inc.	386,664	2,757
*	PlayAGS Inc.	404,403	2,746
*	Brilliant Earth Group Inc. Class A	150,657	2,721
*	Destination XL Group Inc.	476,772	2,708
*,1	Kirkland's Inc.	181,120	2,704
*	Duluth Holdings Inc. Class B	177,733	2,698
*	Nautilus Inc.	434,117	2,661
*	Solo Brands Inc. Class A	167,459	2,617
	Flexsteel Industries Inc.	96,772	2,599
*	Lincoln Educational Services Corp.	346,233	2,586
*	Lakeland Industries Inc.	118,707	2,576
	Lifetime Brands Inc.	159,603	2,549
*	Delta Apparel Inc.	85,481	2,542
*	Casper Sleep Inc.	367,798	2,457
*	Lazydays Holdings Inc.	113,263	2,440
*	Arhaus Inc. Class A	179,801	2,382
	Nathan's Famous Inc.	40,632	2,373
*	Horizon Global Corp.	296,562	2,367
*,1	Aterian Inc.	567,308	2,332
	Bassett Furniture Industries Inc.	135,907	2,279
*	VOXX International Corp. Class A	220,373	2,241
*,1	Enjoy Technology Inc.	483,593	2,234
*	BBQ Holdings Inc.	129,641	2,059
*	CarLotz Inc.	906,318	2,057
*	Strattec Security Corp.	55,213	2,044
	Escalade Inc.	128,370	2,027
*	First Watch Restaurant Group Inc.	120,090	2,013
	Weyco Group Inc.	77,297	1,851
*,1	Rent the Runway Inc. Class A	225,526	1,838
*	Potbelly Corp.	316,599	1,767
	Marine Products Corp.	138,653	1,733
*	Superior Industries International Inc.	376,611	1,687
*	Drive Shack Inc.	1,176,271	1,682
[1]	JOANN Inc.	153,814	1,597
	Carrols Restaurant Group Inc.	519,956	1,539
*	Landsea Homes Corp.	198,157	1,451
	Culp Inc.	147,635	1,404
*	Target Hospitality Corp.	390,065	1,389
*	Torrid Holdings Inc.	137,868	1,362
		Shares	Market Value• ($000)
*	Tuesday Morning Corp.	585,590	1,335
	Hamilton Beach Brands Holding Co. Class A	91,773	1,318
*	Charles & Colvard Ltd.	443,539	1,282
*	Hall of Fame Resort & Entertainment Co.	817,409	1,242
*,1	Remark Holdings Inc.	1,182,250	1,172
*	iMedia Brands Inc.	185,283	1,112
*	Dixie Group Inc.	188,449	1,080
*,1	Waitr Holdings Inc.	1,410,517	1,044
*,1	J. Jill Inc.	54,078	1,037
*	JAKKS Pacific Inc.	99,636	1,012
*	1stdibs.com Inc.	79,197	991
*,1	BurgerFi International Inc.	167,609	950
*	Biglari Holdings Inc. Class A	1,330	924
*	Biglari Holdings Inc. Class B	6,433	917
*,1	Koss Corp.	80,849	863
*	StoneMor Inc.	373,699	852
*	Regis Corp.	455,543	793
*,1	Esports Entertainment Group Inc.	224,626	788
*	Aspen Group Inc.	331,830	783
*	Ark Restaurants Corp.	38,415	640
*	Live Ventures Inc.	19,993	630
*,1	LMP Automotive Holdings Inc.	85,415	597
	Crown Crafts Inc.	81,882	595
	Educational Development Corp.	64,641	577
*,1	AYRO Inc.	351,561	566
*,1	Esports Technologies Inc.	27,374	563
*	Zovio Inc. Class A	419,786	533
*,1	Harbor Custom Development Inc.	201,700	530
*	Luby's Inc.	167,887	480
*,1	Sweetgreen Inc. Class A	14,957	479
*	Sypris Solutions Inc.	190,093	468
*	Toughbuilt Industries Inc.	1,235,523	451
*	Good Times Restaurants Inc.	99,163	430
	AMCON Distributing Co.	2,113	422
*	Vince Holding Corp.	40,117	320
*	Greenlane Holdings Inc. Class A	306,859	296
*	Nephros Inc.	44,580	268
*	Flanigan's Enterprises Inc.	8,326	257
*	Rave Restaurant Group Inc.	246,099	249
*	Lulu's Fashion Lounge Holdings Inc.	22,858	234
*	Forward Industries Inc.	139,573	218

Extended Market Index Fund
		Shares	Market Value• ($000)
*	aka Brands Holding Corp.	20,153	186
*,1	Digital Brands Group Inc.	59,422	137
*,1	Allied Esports Entertainment Inc.	77,728	133
*	Unique Fabricating Inc.	65,040	127
*	Xcel Brands Inc.	113,019	123
*,1	Nova Lifestyle Inc.	60,182	113
*	Amesite Inc.	103,256	106
*	iPower Inc.	42,702	102
*	Yunhong CTI Ltd.	80,660	96
*,1	TRxADE HEALTH Inc.	39,629	93
*,1	Muscle Maker Inc.	128,241	92
*	Volcon Inc.	7,055	76
*	Envela Corp.	17,179	70
[1]	FAT Brands Inc. Class B	4,374	59
*	Emerson Radio Corp.	68,379	55
*	Canterbury Park Holding Corp.	2,678	46
*,2	Zagg Inc. CVR	448,712	40
*	Kidpik Corp.	5,900	37
	Jerash Holdings US Inc.	2,870	19
*	Kaival Brands Innovations Group Inc.	25,070	19
*	Amergent Hospitality Group Inc.	19,975	8
*,2	Ocuphire Pharma Inc. CVR	13,673	3
*	Worksport Ltd.	700	2
*,2	resTORbio Inc. CVR	31,197	—
			12,912,721
Consumer Staples (2.7%)
	Keurig Dr Pepper Inc.	9,758,884	359,712
	Bunge Ltd.	1,854,410	173,128
*	Darling Ingredients Inc.	2,139,890	148,273
*	BJ's Wholesale Club Holdings Inc.	1,790,785	119,929
*	US Foods Holding Corp.	2,952,605	102,839
	Casey's General Stores Inc.	493,369	97,366
*	Performance Food Group Co.	2,029,590	93,138
*	Post Holdings Inc.	773,862	87,237
	Ingredion Inc.	879,913	85,035
	Flowers Foods Inc.	2,625,932	72,134
*	Boston Beer Co. Inc. Class A	124,216	62,742
	Spectrum Brands Holdings Inc.	554,900	56,444
*	Freshpet Inc.	573,860	54,672
*	Herbalife Nutrition Ltd.	1,306,390	53,471
*	Hain Celestial Group Inc.	1,229,907	52,406
	Sanderson Farms Inc.	274,175	52,389
		Shares	Market Value• ($000)
*,1	Beyond Meat Inc.	792,603	51,646
*	Coty Inc. Class A	4,399,752	46,197
*	Simply Good Foods Co.	1,101,066	45,771
	WD-40 Co.	180,285	44,105
*	Sprouts Farmers Market Inc.	1,485,329	44,085
	Lancaster Colony Corp.	254,130	42,084
[1]	Albertsons Cos. Inc. Class A	1,273,285	38,441
*	Celsius Holdings Inc.	502,151	37,445
	Coca-Cola Consolidated Inc.	60,403	37,401
*	Hostess Brands Inc. Class A	1,829,466	37,358
*	United Natural Foods Inc.	733,871	36,018
	Nu Skin Enterprises Inc. Class A	643,371	32,651
	Energizer Holdings Inc.	812,120	32,566
	Edgewell Personal Care Co.	705,142	32,232
*	Grocery Outlet Holding Corp.	1,136,515	32,141
	Medifast Inc.	150,433	31,505
	J & J Snack Foods Corp.	195,060	30,812
*	Beauty Health Co.	1,263,427	30,524
*	TreeHouse Foods Inc.	726,001	29,425
*	Olaplex Holdings Inc.	934,161	27,212
[1]	B&G Foods Inc.	834,725	25,651
	Inter Parfums Inc.	234,165	25,032
	PriceSmart Inc.	325,481	23,815
	Reynolds Consumer Products Inc.	727,353	22,839
*	Central Garden & Pet Co. Class A	476,542	22,803
*	elf Beauty Inc.	621,351	20,635
	Vector Group Ltd.	1,691,900	19,423
	Cal-Maine Foods Inc.	506,610	18,740
	Universal Corp.	329,758	18,110
*	Pilgrim's Pride Corp.	636,386	17,946
	Ingles Markets Inc. Class A	182,549	15,761
*	USANA Health Sciences Inc.	151,978	15,380
	Andersons Inc.	388,726	15,048
*,1	BellRing Brands Inc. Class A	504,045	14,380
[1]	National Beverage Corp.	310,892	14,093
	MGP Ingredients Inc.	164,889	14,014
	Weis Markets Inc.	208,570	13,741
*	Chefs' Warehouse Inc.	407,583	13,573
*,1	Benson Hill Inc.	1,811,371	13,205
	Seaboard Corp.	3,346	13,167
	SpartanNash Co.	500,309	12,888
	Utz Brands Inc.	799,321	12,749

Extended Market Index Fund
		Shares	Market Value• ($000)
	Fresh Del Monte Produce Inc.	446,081	12,312
*	Rite Aid Corp.	757,141	11,122
	Calavo Growers Inc.	245,842	10,424
	John B Sanfilippo & Son Inc.	109,073	9,834
*	Duckhorn Portfolio Inc.	420,010	9,803
*	Central Garden & Pet Co.	175,098	9,215
*,1	Tattooed Chef Inc.	591,253	9,188
	Tootsie Roll Industries Inc.	210,676	7,633
*	Mission Produce Inc.	464,820	7,298
	Turning Point Brands Inc.	192,161	7,260
*,1	22nd Century Group Inc.	2,220,946	6,863
*	Vital Farms Inc.	286,566	5,175
*	Sovos Brands Inc.	324,477	4,883
*	Whole Earth Brands Inc.	452,236	4,857
*	Veru Inc.	784,281	4,619
*,1	HF Foods Group Inc.	539,182	4,562
*	Landec Corp.	380,720	4,226
*,1	Vintage Wine Estates Inc.	342,564	4,049
*	Seneca Foods Corp. Class A	75,274	3,609
	Nature's Sunshine Products Inc.	181,017	3,349
*,1	AppHarvest Inc.	790,036	3,073
*	Honest Co. Inc.	364,606	2,950
	Limoneira Co.	187,472	2,812
	Village Super Market Inc. Class A	118,861	2,780
	Alico Inc.	68,569	2,539
	Natural Grocers by Vitamin Cottage Inc.	166,956	2,379
	Oil-Dri Corp. of America	62,018	2,030
*,1	NewAge Inc.	1,874,944	1,931
*	Blue Apron Holdings Inc. Class A	280,810	1,890
*	Vita Coco Co. Inc.	169,219	1,890
*	Farmer Bros Co.	220,466	1,643
*	Alkaline Water Co. Inc.	1,171,415	1,382
*	Lifevantage Corp.	195,139	1,233
*	S&W Seed Co.	428,541	1,170
*,1	Revlon Inc. Class A	98,065	1,112
*,1	LifeMD Inc.	269,119	1,042
*	Natural Alternatives International Inc.	74,963	948
*	Zevia PBC Class A	126,723	893
	United-Guardian Inc.	52,153	855
*	Better Choice Co. Inc.	261,363	844
*	Rocky Mountain Chocolate Factory Inc.	95,693	746
	Natural Health Trends Corp.	109,142	739
		Shares	Market Value• ($000)
*	Willamette Valley Vineyards Inc.	72,806	632
*,1	Laird Superfood Inc.	46,278	603
*	Lifeway Foods Inc.	87,562	413
*	Reed's Inc.	1,113,652	400
*	Arcadia Biosciences Inc.	300,033	312
*	Thorne HealthTech Inc.	47,371	294
	Mannatech Inc.	7,348	282
	Ocean Bio-Chem Inc.	31,040	270
*	RiceBran Technologies	697,387	243
*	Coffee Holding Co. Inc.	55,673	242
*	Eastside Distilling Inc.	132,920	238
*	Summer Infant Inc.	18,966	197
*	Seneca Foods Corp. Class B	4,095	193
*,1	Nuzee Inc.	43,969	182
*,1	Guardion Health Sciences Inc.	278,115	180
*	Cyanotech Corp.	51,994	166
*	Real Good Food Co. Inc. Class A	23,739	149
*	Stryve Foods Inc. Class A	16,690	66
*	Bridgford Foods Corp.	4,554	53
*,1	Jupiter Wellness Inc.	59,271	53
*,1	Grove Inc.	10,208	41
*	Zivo Bioscience Inc.	9,996	29
*	MedAvail Holdings Inc.	9,280	13
			2,975,940
Energy (2.6%)
	Cheniere Energy Inc.	3,110,913	315,509
	Targa Resources Corp.	3,017,710	157,645
	Ovintiv Inc.	3,422,212	115,329
	Texas Pacific Land Corp.	81,937	102,329
	Chesapeake Energy Corp.	1,360,869	87,803
*	EQT Corp.	4,007,333	87,400
*	NOV Inc.	5,134,559	69,573
*	Antero Resources Corp.	3,756,538	65,739
	HollyFrontier Corp.	1,972,145	64,647
	PDC Energy Inc.	1,279,273	62,403
*	Southwestern Energy Co.	13,344,940	62,187
	DT Midstream Inc.	1,273,595	61,107
*	Range Resources Corp.	3,288,017	58,625
	Equitrans Midstream Corp.	5,294,047	54,740
	Matador Resources Co.	1,448,246	53,469
*	ChampionX Corp.	2,631,314	53,179
*	Denbury Inc.	658,009	50,397
	Murphy Oil Corp.	1,906,394	49,776
	SM Energy Co.	1,590,546	46,889
	Civitas Resources Inc.	951,705	46,605

Extended Market Index Fund
		Shares	Market Value• ($000)
	California Resources Corp.	1,066,032	45,530
	Antero Midstream Corp.	4,311,875	41,739
*	CNX Resources Corp.	2,784,595	38,288
	Magnolia Oil & Gas Corp. Class A	1,924,383	36,313
	Continental Resources Inc.	763,057	34,154
	Helmerich & Payne Inc.	1,392,504	33,002
*	Whiting Petroleum Corp.	508,439	32,886
*	TechnipFMC plc	5,503,202	32,579
*	Valaris Ltd.	872,325	31,404
	Oasis Petroleum Inc.	241,421	30,417
*	Callon Petroleum Co.	626,159	29,586
	Cactus Inc. Class A	772,288	29,447
*	Renewable Energy Group Inc.	661,365	28,068
*	Green Plains Inc.	707,686	24,599
	Patterson-UTI Energy Inc.	2,855,248	24,127
*	Weatherford International plc	870,162	24,121
	World Fuel Services Corp.	830,025	21,971
*	Transocean Ltd.	7,693,425	21,234
*	Kosmos Energy Ltd.	5,964,719	20,638
*,1	Noble Corp.	801,984	19,897
	Arch Resources Inc.	204,034	18,632
	Northern Oil & Gas Inc.	868,551	17,875
*	PBF Energy Inc. Class A	1,261,639	16,363
*	Aspen Aerogels Inc.	328,551	16,359
*	Tellurian Inc.	5,160,895	15,896
*	Centennial Resource Development Inc. Class A	2,456,343	14,689
*	Oceaneering International Inc.	1,248,218	14,117
*	Delek US Holdings Inc.	933,398	13,992
	Core Laboratories NV	626,462	13,976
*	Clean Energy Fuels Corp.	2,246,271	13,770
	New Fortress Energy Inc. Class A	554,641	13,389
*	Liberty Oilfield Services Inc. Class A	1,352,275	13,117
	Archrock Inc.	1,749,954	13,090
	Brigham Minerals Inc. Class A	581,922	12,273
*	Peabody Energy Corp.	1,201,647	12,101
*	Uranium Energy Corp.	3,459,927	11,591
*,1	Gevo Inc.	2,686,057	11,496
*	Laredo Petroleum Inc.	181,917	10,939
*	Gulfport Energy Corp.	150,242	10,822
*	Par Pacific Holdings Inc.	629,634	10,383
*	DMC Global Inc.	255,064	10,103
		Shares	Market Value• ($000)
*	CONSOL Energy Inc.	428,409	9,729
*	Dril-Quip Inc.	482,210	9,490
*	Comstock Resources Inc.	1,172,329	9,484
*	US Silica Holdings Inc.	1,004,560	9,443
*	ProPetro Holding Corp.	1,149,720	9,313
*	Bristow Group Inc. Class A	280,358	8,879
	International Seaways Inc.	585,897	8,601
*	Nabors Industries Ltd.	101,926	8,265
	Berry Corp.	924,168	7,782
*	NexTier Oilfield Solutions Inc.	2,188,468	7,769
*	Ranger Oil Corp.	283,295	7,626
*	Centrus Energy Corp. Class A	143,701	7,172
	CVR Energy Inc.	393,851	6,621
*	Archaea Energy Inc.	353,890	6,469
*	REX American Resources Corp.	66,364	6,371
*	Helix Energy Solutions Group Inc.	1,881,125	5,869
*	Tidewater Inc.	541,475	5,799
*	Select Energy Services Inc. Class A	894,212	5,571
*	Expro Group Holdings NV	368,005	5,281
*	TETRA Technologies Inc.	1,754,397	4,983
	Dorian LPG Ltd.	389,593	4,944
*	Talos Energy Inc.	494,704	4,848
*,1	Aemetis Inc.	381,949	4,698
*	Alto Ingredients Inc.	940,780	4,525
*	SandRidge Energy Inc.	425,482	4,451
*	Oil States International Inc.	877,335	4,360
*	Crescent Energy Inc. Class A	340,799	4,321
*	W&T Offshore Inc.	1,309,518	4,230
*	Newpark Resources Inc.	1,310,990	3,854
*	Earthstone Energy Inc. Class A	338,984	3,709
*	RPC Inc.	794,043	3,605
*	FTS International Inc. Class A	126,396	3,318
*,1	Camber Energy Inc.	3,332,183	2,832
	Solaris Oilfield Infrastructure Inc. Class A	431,609	2,827
	Falcon Minerals Corp.	567,576	2,764
*,1	Vertex Energy Inc.	585,794	2,654
*,1	Ring Energy Inc.	1,141,002	2,602
	Altus Midstream Co.	41,022	2,515
*	VAALCO Energy Inc.	754,862	2,423
	Evolution Petroleum Corp.	432,930	2,186
	NACCO Industries Inc. Class A	59,884	2,173

Extended Market Index Fund
		Shares	Market Value• ($000)
*	SilverBow Resources Inc.	98,522	2,145
*	Overseas Shipholding Group Inc. Class A	1,069,027	2,010
*	Natural Gas Services Group Inc.	178,408	1,868
*	Amplify Energy Corp.	542,072	1,686
*	Epsilon Energy Ltd.	268,837	1,524
*	Geospace Technologies Corp.	178,733	1,201
*,1	American Resources Corp.	648,850	1,168
*	Exterran Corp.	389,303	1,160
[1]	Riley Exploration Permian Inc.	57,421	1,109
*	NextDecade Corp.	373,848	1,065
*	SEACOR Marine Holdings Inc.	288,980	983
*	Forum Energy Technologies Inc.	59,624	957
*	Gulf Island Fabrication Inc.	227,018	910
	PHX Minerals Inc.	391,669	850
*	Hallador Energy Co.	305,667	752
	Adams Resources & Energy Inc.	26,384	734
*	Ranger Energy Services Inc. Class A	65,621	674
*	Ecoark Holdings Inc.	286,702	639
*	Dawson Geophysical Co.	260,024	602
*	Smart Sand Inc.	335,545	597
*	Battalion Oil Corp.	56,797	557
*	Lightbridge Corp.	83,426	553
*	Profire Energy Inc.	440,514	467
*,1	ENGlobal Corp.	296,135	391
*	NCS Multistage Holdings Inc.	10,147	294
*	PrimeEnergy Resources Corp.	4,159	287
*	Mammoth Energy Services Inc.	157,081	286
*	MIND Technology Inc.	165,579	275
*,1	ION Geophysical Corp.	281,112	247
*,1	KLX Energy Services Holdings Inc.	79,207	246
*	US Energy Corp. Wyoming	72,244	236
*	Independence Contract Drilling Inc.	75,420	226
*,1	US Well Services Inc. Class A	193,158	222
*	Houston American Energy Corp.	128,737	184
*	Nine Energy Service Inc.	182,633	183
*	Barnwell Industries Inc.	62,082	181
*,1	Nuverra Environmental Solutions Inc.	56,792	173
		Shares	Market Value• ($000)
*	Mexco Energy Corp.	16,503	155
*	Superior Drilling Products Inc.	200,379	146
*	PEDEVCO Corp.	132,348	140
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	37,085	138
*	New Concept Energy Inc.	54,202	129
*	Enservco Corp.	76,526	65
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,1,2	Harvest Natural Resources Inc.	133,886	—
			2,803,102
Financials (14.2%)
	Blackstone Inc.	9,111,751	1,178,969
	KKR & Co. Inc.	7,737,738	576,461
*	Arch Capital Group Ltd.	5,074,518	225,562
*	Markel Corp.	179,596	221,621
	Ally Financial Inc.	4,561,910	217,193
	Apollo Asset Management Inc.	2,881,264	208,690
	Fidelity National Financial Inc.	3,748,267	195,585
	Ares Management Corp. Class A	2,210,156	179,619
	LPL Financial Holdings Inc.	1,057,850	169,351
	Equitable Holdings Inc.	4,967,898	162,897
	Annaly Capital Management Inc.	19,009,406	148,654
	Western Alliance Bancorp	1,379,535	148,507
	East West Bancorp Inc.	1,871,658	147,262
*	Athene Holding Ltd. Class A	1,741,446	145,115
	Tradeweb Markets Inc. Class A	1,360,758	136,266
*,1	SoFi Technologies Inc.	8,570,677	135,502
*	Alleghany Corp.	180,122	120,248
	American Financial Group Inc.	871,678	119,699
	First Horizon Corp.	7,141,737	116,625
	First American Financial Corp.	1,448,106	113,285
	Morningstar Inc.	311,573	106,555
	RenaissanceRe Holdings Ltd.	609,369	103,184
	AGNC Investment Corp.	6,856,352	103,120
	Jefferies Financial Group Inc.	2,590,367	100,506
	Commerce Bancshares Inc.	1,459,754	100,344
	Carlyle Group Inc.	1,826,583	100,279
*	Upstart Holdings Inc.	652,998	98,799

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Coinbase Global Inc. Class A	388,911	98,149
	Reinsurance Group of America Inc.	894,433	97,931
	Starwood Property Trust Inc.	4,029,356	97,913
	Voya Financial Inc.	1,465,170	97,155
	Stifel Financial Corp.	1,372,549	96,655
	Pinnacle Financial Partners Inc.	1,009,633	96,420
	Janus Henderson Group plc	2,250,604	94,390
	Cullen/Frost Bankers Inc.	747,017	94,176
	Synovus Financial Corp.	1,925,256	92,162
	Old Republic International Corp.	3,746,169	92,081
	Interactive Brokers Group Inc. Class A	1,151,083	91,419
	Prosperity Bancshares Inc.	1,221,008	88,279
	Affiliated Managers Group Inc.	534,991	88,011
	Popular Inc.	1,058,805	86,864
	First Financial Bankshares Inc.	1,686,246	85,729
	SEI Investments Co.	1,381,373	84,181
	Glacier Bancorp Inc.	1,429,739	81,066
	Primerica Inc.	522,062	80,016
	First Citizens BancShares Inc. Class A	94,932	78,778
	SLM Corp.	3,901,831	76,749
	Cadence Bank	2,562,563	76,339
*,1	Credit Acceptance Corp.	109,822	75,522
	New York Community Bancorp Inc.	6,159,665	75,210
	Bank OZK	1,610,210	74,923
	OneMain Holdings Inc.	1,478,670	73,993
	SouthState Corp.	921,266	73,803
	Valley National Bancorp	5,365,562	73,776
	Evercore Inc. Class A	516,513	70,168
	PacWest Bancorp	1,552,760	70,138
	Houlihan Lokey Inc. Class A	666,592	69,006
	Wintrust Financial Corp.	756,908	68,742
	Webster Financial Corp.	1,201,646	67,100
	Blackstone Mortgage Trust Inc. Class A	2,185,626	66,924
	Kinsale Capital Group Inc.	280,769	66,792
	New Residential Investment Corp.	6,235,403	66,781
	CIT Group Inc.	1,299,207	66,701
	Unum Group	2,698,298	66,297
	Essent Group Ltd.	1,453,710	66,187
		Shares	Market Value• ($000)
[1]	Blue Owl Capital Inc. Class A	4,401,270	65,623
	Sterling Bancorp	2,539,377	65,491
	Lazard Ltd. Class A	1,499,205	65,410
	United Bankshares Inc.	1,774,136	64,366
	Selective Insurance Group Inc.	782,618	64,128
	Erie Indemnity Co. Class A	328,718	63,331
	MGIC Investment Corp.	4,336,395	62,531
	Hanover Insurance Group Inc.	466,133	61,091
	UMB Financial Corp.	562,729	59,711
*	Trupanion Inc.	449,692	59,373
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,109,437	58,933
	Walker & Dunlop Inc.	386,864	58,370
*	Silvergate Capital Corp. Class A	392,424	58,157
	RLI Corp.	517,221	57,980
	Hancock Whitney Corp.	1,132,614	56,653
	Axis Capital Holdings Ltd.	1,018,199	55,461
	Umpqua Holdings Corp.	2,857,321	54,975
*	Brighthouse Financial Inc.	1,059,905	54,903
	ServisFirst Bancshares Inc.	637,427	54,143
	Community Bank System Inc.	710,807	52,941
	Jackson Financial Inc. Class A	1,231,002	51,493
	Independent Bank Corp. (XNGS)	623,749	50,854
	FNB Corp.	4,156,555	50,419
	Pacific Premier Bancorp Inc.	1,243,745	49,787
	Radian Group Inc.	2,353,331	49,726
	Moelis & Co. Class A	791,052	49,449
	BankUnited Inc.	1,160,566	49,104
	Home BancShares Inc.	1,970,028	47,970
	Federated Hermes Inc. Class B	1,265,893	47,572
	Hamilton Lane Inc. Class A	457,570	47,413
	Chimera Investment Corp.	3,091,867	46,625
	Kemper Corp.	789,590	46,420
	Assured Guaranty Ltd.	924,384	46,404
	First Hawaiian Inc.	1,695,988	46,351
	Eastern Bankshares Inc.	2,229,784	44,975
	Simmons First National Corp. Class A	1,514,137	44,788

Extended Market Index Fund
		Shares	Market Value• ($000)
	Navient Corp.	2,106,685	44,704
	Investors Bancorp Inc.	2,938,755	44,522
	Associated Banc-Corp	1,965,320	44,397
	Bank of Hawaii Corp.	528,321	44,252
	Cathay General Bancorp	1,015,900	43,674
	Ameris Bancorp	868,204	43,132
	BOK Financial Corp.	401,696	42,375
	United Community Banks Inc.	1,169,653	42,037
	American Equity Investment Life Holding Co.	1,074,143	41,806
*	Mr Cooper Group Inc.	994,022	41,361
*	Focus Financial Partners Inc. Class A	684,849	40,899
*	Enstar Group Ltd.	163,488	40,478
	Artisan Partners Asset Management Inc. Class A	849,186	40,455
	White Mountains Insurance Group Ltd.	39,239	39,784
	Old National Bancorp	2,188,055	39,648
*	Texas Capital Bancshares Inc.	657,489	39,614
	FirstCash Holdings Inc.	524,938	39,271
*	Axos Financial Inc.	700,952	39,190
	CNO Financial Group Inc.	1,617,159	38,553
*	Cannae Holdings Inc.	1,082,587	38,053
	First Bancorp (XNYS)	2,715,877	37,425
	Atlantic Union Bankshares Corp.	1,000,487	37,308
	Live Oak Bancshares Inc.	420,969	36,746
*	Triumph Bancorp Inc.	308,293	36,712
	CVB Financial Corp.	1,692,451	36,235
	Arbor Realty Trust Inc.	1,977,589	36,229
	Fulton Financial Corp.	2,093,416	35,588
	Independent Bank Group Inc.	479,745	34,614
	Goosehead Insurance Inc. Class A	261,290	33,989
	Columbia Banking System Inc.	1,032,996	33,800
	Flagstar Bancorp Inc.	703,848	33,742
*	PROG Holdings Inc.	741,065	33,429
	Piper Sandler Cos.	183,991	32,844
	Virtu Financial Inc. Class A	1,131,184	32,612
	American National Group Inc.	169,137	31,940
*	LendingClub Corp.	1,312,573	31,738
	WSFS Financial Corp.	617,016	30,925
*	Ryan Specialty Group Holdings Inc. Class A	758,790	30,617
	First Midwest Bancorp Inc.	1,491,702	30,550
	First Financial Bancorp	1,249,002	30,451
		Shares	Market Value• ($000)
*	Open Lending Corp. Class A	1,326,567	29,821
	WesBanco Inc.	851,974	29,811
	First Merchants Corp.	706,461	29,594
	Sandy Spring Bancorp Inc.	615,389	29,588
	PennyMac Financial Services Inc.	423,051	29,521
	Cohen & Steers Inc.	318,200	29,437
	Washington Federal Inc.	880,945	29,406
	International Bancshares Corp.	688,633	29,191
*	PRA Group Inc.	581,127	29,178
	Stewart Information Services Corp.	357,385	28,494
	Hilltop Holdings Inc.	800,437	28,127
	Renasant Corp.	735,880	27,927
	Heartland Financial USA Inc.	544,049	27,534
	Virtus Investment Partners Inc.	92,171	27,384
	Banner Corp.	448,816	27,230
*	Genworth Financial Inc. Class A	6,710,344	27,177
	Towne Bank	853,014	26,947
	Seacoast Banking Corp. of Florida	750,350	26,555
	StepStone Group Inc. Class A	636,443	26,457
	Park National Corp.	192,605	26,447
	Argo Group International Holdings Ltd.	454,830	26,430
	Trustmark Corp.	813,007	26,390
	Lakeland Financial Corp.	328,293	26,309
	Nelnet Inc. Class A	267,128	26,093
*	Customers Bancorp Inc.	399,120	26,090
	Veritex Holdings Inc.	648,294	25,789
*	Green Dot Corp. Class A	709,530	25,713
	Two Harbors Investment Corp.	4,432,513	25,576
*	BRP Group Inc. Class A	705,227	25,466
[1]	Rocket Cos. Inc. Class A	1,784,807	24,987
	Provident Financial Services Inc.	1,025,682	24,842
	Meta Financial Group Inc.	410,886	24,513
	Eagle Bancorp Inc.	418,263	24,401
*	NMI Holdings Inc. Class A	1,114,490	24,352
	Great Western Bancorp Inc.	713,044	24,215
	Enterprise Financial Services Corp.	504,791	23,771
	Northwest Bancshares Inc.	1,672,781	23,687

Extended Market Index Fund
		Shares	Market Value• ($000)
	PJT Partners Inc. Class A	317,711	23,539
	MFA Financial Inc.	5,140,583	23,441
	Hope Bancorp Inc.	1,564,781	23,018
	Apollo Commercial Real Estate Finance Inc.	1,710,216	22,506
	PennyMac Mortgage Investment Trust	1,275,339	22,102
	Horace Mann Educators Corp.	568,321	21,994
	NBT Bancorp Inc.	568,854	21,912
	First Bancorp (XNGS)	474,207	21,681
*,1	Lemonade Inc.	511,574	21,542
	Stock Yards Bancorp Inc.	333,959	21,333
*	Palomar Holdings Inc.	323,741	20,969
	Redwood Trust Inc.	1,557,240	20,540
	FB Financial Corp.	466,519	20,443
*	Encore Capital Group Inc.	326,627	20,287
	First Commonwealth Financial Corp.	1,244,207	20,019
	Westamerica Bancorp	346,460	20,001
	BGC Partners Inc. Class A	4,242,477	19,728
*	Enova International Inc.	473,889	19,411
	Capitol Federal Financial Inc.	1,709,159	19,365
	First Interstate BancSystem Inc. Class A	465,654	18,938
	B. Riley Financial Inc.	212,283	18,863
	Mercury General Corp.	353,600	18,762
*	Bancorp Inc.	741,088	18,757
*	LendingTree Inc.	151,311	18,551
	First Busey Corp.	682,584	18,512
	New York Mortgage Trust Inc.	4,866,830	18,105
	National Bank Holdings Corp. Class A	411,542	18,083
	Southside Bancshares Inc.	428,021	17,900
	Berkshire Hills Bancorp Inc.	620,853	17,651
	OFG Bancorp	661,379	17,566
	ProAssurance Corp.	692,667	17,524
	Ladder Capital Corp.	1,459,261	17,497
*	Donnelley Financial Solutions Inc.	368,432	17,368
	BancFirst Corp.	241,463	17,038
	OceanFirst Financial Corp.	761,073	16,896
	S&T Bancorp Inc.	535,427	16,877
	Brookline Bancorp Inc.	1,005,991	16,287
	City Holding Co.	198,908	16,269
	Broadmark Realty Capital Inc.	1,702,126	16,051
		Shares	Market Value• ($000)
	Safety Insurance Group Inc.	183,842	15,632
	Employers Holdings Inc.	370,743	15,341
	ConnectOne Bancorp Inc.	463,429	15,159
	TriCo Bancshares	351,615	15,105
*	Selectquote Inc.	1,657,115	15,013
	Dime Community Bancshares Inc.	425,882	14,974
	Premier Financial Corp.	478,461	14,789
	CNA Financial Corp.	332,387	14,652
	James River Group Holdings Ltd.	502,432	14,475
*	Metropolitan Bank Holding Corp.	135,447	14,429
	Banc of California Inc.	735,085	14,422
*,1	Hippo Holdings Inc.	4,989,332	14,120
*	World Acceptance Corp.	55,917	13,724
*	StoneX Group Inc.	223,680	13,700
	HomeStreet Inc.	261,855	13,616
	AMERISAFE Inc.	250,553	13,487
*	Nicolet Bankshares Inc.	156,377	13,409
	Federal Agricultural Mortgage Corp. Class C	105,485	13,073
	BrightSpire Capital Inc. Class A	1,270,474	13,035
	Origin Bancorp Inc.	302,324	12,976
	Cowen Inc. Class A	357,666	12,912
	Bryn Mawr Bank Corp.	281,384	12,665
	First Foundation Inc.	509,074	12,656
	Kearny Financial Corp.	950,150	12,590
	Preferred Bank	175,250	12,581
	Ready Capital Corp.	800,791	12,516
	Tompkins Financial Corp.	149,553	12,500
	German American Bancorp Inc.	319,363	12,449
	Washington Trust Bancorp Inc.	219,553	12,376
	KKR Real Estate Finance Trust Inc.	591,239	12,316
*	Amerant Bancorp Inc. Class A	353,929	12,228
	Univest Financial Corp.	407,881	12,204
	Lakeland Bancorp Inc.	639,129	12,137
	ARMOUR Residential REIT Inc.	1,235,928	12,124
	State Auto Financial Corp.	234,071	12,099
	Brightsphere Investment Group Inc.	468,565	11,995
	Ellington Financial Inc.	694,010	11,861
	First Bancshares Inc.	301,995	11,663

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Columbia Financial Inc.	547,329	11,417
*	TriState Capital Holdings Inc.	375,088	11,350
	Invesco Mortgage Capital Inc.	4,027,286	11,196
	Heritage Financial Corp.	447,828	10,945
	TFS Financial Corp.	598,842	10,701
	1st Source Corp.	213,383	10,584
	Peoples Bancorp Inc.	332,668	10,582
	QCR Holdings Inc.	188,560	10,559
*	Blucora Inc.	606,860	10,511
	Horizon Bancorp Inc.	498,863	10,401
*	MBIA Inc.	652,191	10,298
*	Ambac Financial Group Inc.	639,679	10,267
	Allegiance Bancshares Inc.	242,655	10,242
	TPG RE Finance Trust Inc.	827,992	10,201
	Heritage Commerce Corp.	850,845	10,159
	First Mid Bancshares Inc.	233,563	9,994
[1]	Orchid Island Capital Inc.	2,215,787	9,971
	Merchants Bancorp	210,500	9,963
	Central Pacific Financial Corp.	348,900	9,829
	Northfield Bancorp Inc.	602,409	9,735
	Ares Commercial Real Estate Corp.	655,675	9,534
*	SiriusPoint Ltd.	1,167,903	9,495
	WisdomTree Investments Inc.	1,541,160	9,432
	HarborOne Bancorp Inc.	635,441	9,430
	Flushing Financial Corp.	385,935	9,378
	Cambridge Bancorp	98,321	9,202
	Hanmi Financial Corp.	386,822	9,160
	Hingham Institution For Savings	21,665	9,097
	HCI Group Inc.	107,264	8,961
	Camden National Corp.	184,496	8,885
	Great Southern Bancorp Inc.	149,256	8,843
	Byline Bancorp Inc.	321,629	8,797
	Granite Point Mortgage Trust Inc.	749,915	8,782
*	Franklin BSP Realty Trust Inc.	587,358	8,775
	TrustCo Bank Corp.	262,231	8,735
	Dynex Capital Inc.	518,133	8,658
	Peapack-Gladstone Financial Corp.	242,650	8,590
*	CrossFirst Bankshares Inc.	548,804	8,567
		Shares	Market Value• ($000)
	Bank of Marin Bancorp	226,631	8,437
*	eHealth Inc.	322,883	8,234
	Community Trust Bancorp Inc.	187,827	8,191
*	Atlantic Capital Bancshares Inc.	282,420	8,125
	Farmers National Banc Corp.	436,314	8,094
	Reliant Bancorp Inc.	224,706	7,977
	Arrow Financial Corp.	225,103	7,930
	Diamond Hill Investment Group Inc.	39,784	7,727
	Equity Bancshares Inc. Class A	226,765	7,694
	Regional Management Corp.	133,231	7,655
	CBTX Inc.	263,013	7,627
	Business First Bancshares Inc.	267,242	7,566
	Victory Capital Holdings Inc. Class A	205,889	7,521
	First Financial Corp.	160,442	7,266
*	Bridge Investment Group Holdings Inc. Class A	290,206	7,246
	First Community Bankshares Inc.	215,279	7,195
[1]	UWM Holdings Corp. Class A	1,192,198	7,058
	United Fire Group Inc.	303,449	7,037
	Independent Bank Corp.	292,201	6,975
	Universal Insurance Holdings Inc.	402,466	6,842
	First of Long Island Corp.	316,476	6,833
	Mercantile Bank Corp.	193,019	6,761
	A-Mark Precious Metals Inc.	109,923	6,716
	Financial Institutions Inc.	210,944	6,708
	Midland States Bancorp Inc.	265,744	6,588
	MidWestOne Financial Group Inc.	202,789	6,564
	Alerus Financial Corp.	221,853	6,496
*	AssetMark Financial Holdings Inc.	247,389	6,484
	National Western Life Group Inc. Class A	30,179	6,472
	HomeTrust Bancshares Inc.	208,542	6,461
	Perella Weinberg Partners Class A	502,279	6,459
*	Coastal Financial Corp.	126,892	6,423
	Waterstone Financial Inc.	289,103	6,320

Extended Market Index Fund
		Shares	Market Value• ($000)
	Metrocity Bankshares Inc.	228,614	6,294
	First Internet Bancorp	133,572	6,283
*	Southern First Bancshares Inc.	99,430	6,213
	West Bancorp Inc.	199,877	6,210
	Bank First Corp.	85,749	6,195
	MVB Financial Corp.	147,233	6,113
	CNB Financial Corp.	226,856	6,012
	Republic Bancorp Inc. Class A	117,336	5,965
*	Blue Foundry Bancorp	405,607	5,934
	Bar Harbor Bankshares	202,285	5,852
*	EZCORP Inc. Class A	779,701	5,746
	Oppenheimer Holdings Inc. Class A	122,770	5,693
	SmartFinancial Inc.	204,788	5,603
	Sculptor Capital Management Inc. Class A	260,847	5,569
	Independence Holding Co.	96,781	5,486
	Mid Penn Bancorp Inc.	172,371	5,471
	Citizens & Northern Corp.	209,102	5,462
*	Atlanticus Holdings Corp.	75,873	5,411
*	Carter Bankshares Inc.	346,869	5,338
	Capstar Financial Holdings Inc.	253,769	5,337
	Sierra Bancorp	192,891	5,237
	Spirit of Texas Bancshares Inc.	181,162	5,214
	American National Bankshares Inc.	137,995	5,200
*	Moneylion Inc.	1,278,896	5,154
*	Oportun Financial Corp.	253,995	5,143
	Southern Missouri Bancorp Inc.	96,694	5,045
	Peoples Financial Services Corp.	93,637	4,934
	Old Second Bancorp Inc.	382,721	4,818
	Farmers & Merchants Bancorp Inc.	146,367	4,805
	Home Bancorp Inc.	112,003	4,649
	Enterprise Bancorp Inc.	103,421	4,646
	GCM Grosvenor Inc. Class A	441,003	4,631
*	Ocwen Financial Corp.	115,250	4,607
	Shore Bancshares Inc.	220,407	4,595
	Civista Bancshares Inc.	186,753	4,557
	Provident Bancorp Inc.	238,739	4,441
*	Bridgewater Bancshares Inc.	244,629	4,328
	Great Ajax Corp.	326,856	4,301
		Shares	Market Value• ($000)
	Curo Group Holdings Corp.	266,484	4,266
	FS Bancorp Inc.	124,013	4,171
	Investors Title Co.	21,033	4,147
	South Plains Financial Inc.	148,103	4,119
*,1	Oscar Health Inc. Class A	522,904	4,105
	RBB Bancorp	154,614	4,051
	Guaranty Bancshares Inc.	106,714	4,010
	Capital City Bank Group Inc.	151,106	3,989
	ACNB Corp.	125,770	3,934
*	P10 Inc. Class A	279,024	3,901
	Orrstown Financial Services Inc.	153,660	3,872
	Northrim Bancorp Inc.	88,313	3,838
	Tiptree Inc. Class A	277,013	3,831
	Northeast Bank	106,765	3,815
*,1	Root Inc. Class A	1,216,113	3,770
*	Velocity Financial Inc.	273,207	3,743
	Greenhill & Co. Inc.	206,465	3,702
	AFC Gamma Inc.	162,122	3,690
	PCSB Financial Corp.	193,725	3,689
*	Professional Holding Corp. Class A	190,415	3,648
[1]	Blue Ridge Bankshares Inc.	202,241	3,620
	First Bancorp Inc.	113,699	3,570
	Red River Bancshares Inc.	65,868	3,524
	Federal Agricultural Mortgage Corp. Class A	29,589	3,512
	LCNB Corp.	178,672	3,489
*	Howard Bancorp Inc.	158,987	3,464
	Amalgamated Financial Corp.	202,671	3,399
*,1	Bakkt Holdings Inc.	398,260	3,389
	First Bank	232,486	3,373
*	Citizens Inc. Class A	632,742	3,360
	Evans Bancorp Inc.	82,185	3,312
	Territorial Bancorp Inc.	129,778	3,277
	BCB Bancorp Inc.	212,341	3,276
	Summit Financial Group Inc.	118,808	3,261
	Capital Bancorp Inc.	122,969	3,222
*	Esquire Financial Holdings Inc.	101,788	3,219
*	GoHealth Inc. Class A	849,255	3,219
	National Bankshares Inc.	88,424	3,206
	PCB Bancorp	145,810	3,202
	Western New England Bancorp Inc.	365,084	3,198
	Central Valley Community Bancorp	148,191	3,078
	1st Constitution Bancorp	119,075	3,059
*	Maiden Holdings Ltd.	999,523	3,059
	Ames National Corp.	124,371	3,046

Extended Market Index Fund
		Shares	Market Value• ($000)
	Meridian Corp.	81,911	3,012
	Community Financial Corp.	76,296	2,999
*	Republic First Bancorp Inc.	797,187	2,966
*	FVCBankcorp Inc.	148,613	2,944
	First Northwest Bancorp	145,405	2,942
	Macatawa Bank Corp.	332,193	2,930
	Fidelity D&D Bancorp Inc.	49,363	2,912
	Bankwell Financial Group Inc.	88,086	2,893
	Norwood Financial Corp.	110,554	2,873
*	Greenlight Capital Re Ltd. Class A	361,465	2,834
	HBT Financial Inc.	151,274	2,833
	Marlin Business Services Corp.	121,362	2,825
	Timberland Bancorp Inc.	100,093	2,773
	Parke Bancorp Inc.	129,820	2,763
	Donegal Group Inc. Class A	190,416	2,721
	Unity Bancorp Inc.	101,713	2,670
*,1	Katapult Holdings Inc.	779,045	2,625
	OP Bancorp	200,747	2,562
	Codorus Valley Bancorp Inc.	118,327	2,556
	AG Mortgage Investment Trust Inc.	248,577	2,548
	First Business Financial Services Inc.	86,353	2,519
	Investar Holding Corp.	136,704	2,517
	Richmond Mutual Bancorp Inc.	155,807	2,510
*,1	MarketWise Inc.	330,847	2,495
	Virginia National Bankshares Corp.	65,882	2,438
*	First Western Financial Inc.	79,462	2,412
	Colony Bankcorp Inc.	141,239	2,411
	Luther Burbank Corp.	170,687	2,396
	Level One Bancorp Inc.	60,601	2,390
	Riverview Bancorp Inc.	305,977	2,353
	Bank of Princeton	79,818	2,341
	ESSA Bancorp Inc.	135,039	2,340
	Heritage Insurance Holdings Inc.	398,021	2,340
	C&F Financial Corp.	45,401	2,324
*	Consumer Portfolio Services Inc.	194,856	2,309
	Five Star Bancorp	76,817	2,305
*	BayCom Corp.	122,704	2,302
	Penns Woods Bancorp Inc.	97,344	2,294
	Middlefield Banc Corp.	91,987	2,283
		Shares	Market Value• ($000)
	ChoiceOne Financial Services Inc.	86,197	2,283
	Cherry Hill Mortgage Investment Corp.	274,777	2,272
*	MainStreet Bancshares Inc.	91,479	2,249
	Chemung Financial Corp.	48,607	2,225
*	Sunlight Financial Holdings Inc.	464,556	2,221
*	NI Holdings Inc.	117,275	2,218
*	California Bancorp	110,633	2,217
	Associated Capital Group Inc. Class A	51,505	2,215
	FNCB Bancorp Inc.	235,886	2,149
	Hawthorn Bancshares Inc.	82,623	2,134
*	MetroMile Inc.	970,104	2,125
	Pzena Investment Management Inc. Class A	222,711	2,109
	Western Asset Mortgage Capital Corp.	981,644	2,071
	BankFinancial Corp.	193,469	2,064
	First Savings Financial Group Inc.	77,924	2,057
	Citizens Community Bancorp Inc.	147,132	2,026
	Ellington Residential Mortgage REIT	194,047	2,016
	Eagle Bancorp Montana Inc.	87,136	2,002
	Crawford & Co. Class B	265,916	1,992
	Westwood Holdings Group Inc.	117,060	1,983
	Sachem Capital Corp.	339,133	1,981
	William Penn Bancorp	163,503	1,975
	Finward Bancorp	41,124	1,936
	First United Corp.	100,991	1,906
	First Guaranty Bancshares Inc.	92,686	1,889
	Seven Hills Realty Trust	181,233	1,881
	First Community Corp.	90,477	1,878
	Franklin Financial Services Corp.	56,818	1,875
	SB Financial Group Inc.	94,702	1,844
*	Security National Financial Corp. Class A	199,366	1,834
	Salisbury Bancorp Inc.	33,684	1,781
	Northeast Community Bancorp Inc.	157,983	1,758
	Randolph Bancorp Inc.	73,189	1,748
*	Safeguard Scientifics Inc.	237,576	1,746
	GAMCO Investors Inc. Class A	69,560	1,738

Extended Market Index Fund
		Shares	Market Value• ($000)
	Manning & Napier Inc. Class A	208,505	1,733
*	Arlington Asset Investment Corp. Class A	494,024	1,729
	First Capital Inc.	42,197	1,686
	Silvercrest Asset Management Group Inc. Class A	97,641	1,677
*	PDL Community Bancorp	112,549	1,648
	Guild Holdings Co. Class A	117,176	1,644
	Nexpoint Real Estate Finance Inc.	85,212	1,640
*	Trean Insurance Group Inc.	183,208	1,632
*	Malvern Bancorp Inc.	102,416	1,605
	First Financial Northwest Inc.	98,791	1,597
	Oak Valley Bancorp	88,224	1,535
	Provident Financial Holdings Inc.	92,138	1,525
	United Security Bancshares	183,759	1,492
	Ohio Valley Banc Corp.	51,092	1,484
*	Catalyst Bancorp Inc.	108,477	1,483
	First National Corp.	64,436	1,472
	Bank of South Carolina Corp.	72,414	1,461
*	Sterling Bancorp Inc.	249,917	1,437
*	Third Coast Bancshares Inc.	54,695	1,421
	Plumas Bancorp	41,804	1,413
*,1	Finance of America Cos. Inc. Class A	339,206	1,347
	United Insurance Holdings Corp.	308,517	1,339
	CF Bankshares Inc.	63,217	1,319
	Summit State Bank	85,789	1,293
*	SWK Holdings Corp.	65,223	1,280
*	Nicholas Financial Inc.	106,813	1,259
	Guaranty Federal Bancshares Inc.	38,723	1,237
	Primis Financial Corp.	82,022	1,234
*	Pioneer Bancorp Inc.	108,951	1,233
*	Medallion Financial Corp.	210,128	1,219
	Landmark Bancorp Inc.	42,400	1,208
	Prudential Bancorp Inc.	88,906	1,207
*	ACRES Commercial Realty Corp.	96,782	1,207
	Crawford & Co. Class A	159,098	1,192
*	Hallmark Financial Services Inc.	269,016	1,170
	Bank of the James Financial Group Inc.	75,721	1,168
*	HMN Financial Inc.	47,095	1,148
		Shares	Market Value• ($000)
*,1	Reliance Global Group Inc.	173,937	1,120
	United Bancorp Inc.	66,947	1,115
	Union Bankshares Inc.	38,300	1,113
	Old Point Financial Corp.	44,911	1,023
	AmeriServ Financial Inc.	262,583	1,014
	Citizens Holding Co.	54,008	1,013
	CB Financial Services Inc.	41,665	1,004
*	FFBW Inc.	85,136	1,000
	Sound Financial Bancorp Inc.	22,590	994
	Angel Oak Mortgage Inc.	60,020	983
	loanDepot Inc. Class A	196,039	941
*	Elevate Credit Inc.	313,340	931
	Greene County Bancorp Inc.	25,270	929
	IF Bancorp Inc.	35,959	893
	US Global Investors Inc. Class A	200,591	883
	Partners Bancorp	87,982	860
	Lument Finance Trust Inc.	221,872	852
*	Kingsway Financial Services Inc.	151,099	828
	Bank7 Corp.	35,498	816
	First US Bancshares Inc.	76,671	811
*,1	OppFi Inc.	178,650	811
	Donegal Group Inc. Class B	61,092	775
	Community West Bancshares	55,316	736
	United Bancshares Inc.	20,954	639
	Auburn National Bancorp Inc.	19,557	620
	Hennessy Advisors Inc.	56,865	618
	Kingstone Cos. Inc.	123,015	615
*	Limestone Bancorp Inc.	32,326	603
*	Broadway Financial Corp.	235,423	544
	Pathfinder Bancorp Inc.	31,287	530
*	LM Funding America Inc.	98,813	480
*	Oxbridge Re Holdings Ltd.	84,970	478
	Elmira Savings Bank	19,993	457
*	Midwest Holding Inc.	25,823	449
	Emclaire Financial Corp.	14,701	425
*	FlexShopper Inc.	180,047	423
	Manhattan Bridge Capital Inc.	76,457	421
*	Ashford Inc.	20,076	334

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Heritage Global Inc.	175,564	327
*,1	Bright Health Group Inc.	92,592	319
*	Bogota Financial Corp.	29,674	302
*	Siebert Financial Corp.	129,565	301
	Oconee Federal Financial Corp.	13,246	289
*	Affinity Bancshares Inc.	17,347	267
*	FedNat Holding Co.	178,123	251
*	Rhinebeck Bancorp Inc.	21,436	229
*,1,2	Contran Corp. CVR	238,902	229
*	Marpai Inc. Class A	50,925	223
[1]	Atlantic American Corp.	88,286	216
*	Impac Mortgage Holdings Inc.	181,058	201
*	Carver Bancorp Inc.	21,622	185
*	Vericity Inc.	26,052	178
[1]	Cohen & Co. Inc.	11,109	165
	Magyar Bancorp Inc.	12,780	157
	Mid-Southern Bancorp Inc.	10,175	153
*	USCB Financial Holdings Inc.	9,881	142
	Glen Burnie Bancorp	9,237	129
*	Income Opportunity Realty Investors Inc.	8,937	110
	Value Line Inc.	1,919	90
	Home Federal Bancorp Inc. of Louisiana	4,434	88
*	OptimumBank Holdings Inc.	21,456	85
	Village Bank & Trust Financial Corp.	1,327	75
*	Finwise Bancorp	5,390	74
	Kentucky First Federal Bancorp	9,399	71
*	Conifer Holdings Inc.	24,973	58
*	FG Financial Group Inc.	15,130	56
	Peoples Bancorp of North Carolina Inc.	1,839	51
*	Patriot National Bancorp Inc.	3,024	47
*	ICC Holdings Inc.	2,593	43
*	GWG Holdings Inc.	2,941	29
	National Security Group Inc.	1,272	12
*	HV Bancorp Inc.	483	11
*	Unico American Corp.	1,377	5
	Lake Shore Bancorp Inc.	263	4
*,2	F-star Therapeutics Inc. CVR	40,838	3
	WVS Financial Corp.	100	2
		Shares	Market Value• ($000)
*,2	Frontier Financial Corp.	1	—
*,2	Cogent Biosciences Inc. CVR	101,693	—
			15,401,338
Health Care (13.2%)
*	Veeva Systems Inc. Class A	1,832,605	468,194
*	Avantor Inc.	8,027,254	338,268
*	Horizon Therapeutics plc	2,994,606	322,699
*	Alnylam Pharmaceuticals Inc.	1,585,751	268,912
*	Seagen Inc.	1,686,761	260,773
*	Molina Healthcare Inc.	771,296	245,334
*	Insulet Corp.	912,469	242,781
*	BioMarin Pharmaceutical Inc.	2,426,604	214,390
*	Masimo Corp.	669,990	196,160
*	Teladoc Health Inc.	2,119,718	194,632
	Royalty Pharma plc Class A	4,704,808	187,487
*	10X Genomics Inc. Class A	1,215,927	181,124
*	Repligen Corp.	680,950	180,343
*	Exact Sciences Corp.	2,280,966	177,528
*	Elanco Animal Health Inc.	6,251,431	177,416
*	Novavax Inc.	1,004,447	143,706
*	Syneos Health Inc.	1,370,002	140,672
*	Guardant Health Inc.	1,350,185	135,045
*	Penumbra Inc.	464,279	133,397
*,1	Ginkgo Bioworks Holdings Inc.	15,538,245	129,123
*	United Therapeutics Corp.	592,772	128,086
*	Tandem Diabetes Care Inc.	842,562	126,822
*	Tenet Healthcare Corp.	1,397,914	114,196
	Bruker Corp.	1,334,802	112,003
*	Natera Inc.	1,165,266	108,824
*	Intellia Therapeutics Inc.	908,535	107,425
	Chemed Corp.	202,250	106,998
*	Neurocrine Biosciences Inc.	1,252,170	106,647
*	Biohaven Pharmaceutical Holding Co. Ltd.	767,471	105,765
*	Omnicell Inc.	577,900	104,276
*	Sarepta Therapeutics Inc.	1,151,808	103,720
*	Jazz Pharmaceuticals plc	811,826	103,427
*	Mirati Therapeutics Inc.	656,960	96,369
*	Envista Holdings Corp.	2,111,867	95,161
*	Arrowhead Pharmaceuticals Inc.	1,368,264	90,716
*	Novocure Ltd.	1,184,034	88,897

Extended Market Index Fund
		Shares	Market Value• ($000)
	Encompass Health Corp.	1,311,936	85,617
*	Blueprint Medicines Corp.	775,228	83,035
*	Inspire Medical Systems Inc.	360,533	82,944
*	Shockwave Medical Inc.	464,710	82,872
*	Medpace Holdings Inc.	375,635	81,753
*	Exelixis Inc.	4,176,252	76,342
*	AMN Healthcare Services Inc.	620,535	75,910
*	Ultragenyx Pharmaceutical Inc.	901,741	75,827
*	Arena Pharmaceuticals Inc.	807,610	75,059
*	Globus Medical Inc. Class A	1,034,137	74,665
*	Halozyme Therapeutics Inc.	1,836,792	73,857
*	Acadia Healthcare Co. Inc.	1,184,477	71,898
*	Change Healthcare Inc.	3,354,358	71,716
*	Amedisys Inc.	431,462	69,845
	Perrigo Co. plc	1,774,467	69,027
*	Quidel Corp.	503,596	67,980
	Premier Inc. Class A	1,591,471	65,521
*	Integra LifeSciences Holdings Corp.	955,016	63,977
*	Neogen Corp.	1,400,387	63,592
*	Fate Therapeutics Inc.	1,068,972	62,546
*	ICU Medical Inc.	262,017	62,187
*	Oak Street Health Inc.	1,858,141	61,579
*	LivaNova plc	698,028	61,029
*	Maravai LifeSciences Holdings Inc. Class A	1,446,063	60,590
*	Pacific Biosciences of California Inc.	2,900,415	59,342
	Ensign Group Inc.	685,712	57,572
*	STAAR Surgical Co.	625,759	57,132
*	LHC Group Inc.	414,826	56,927
*	Ionis Pharmaceuticals Inc.	1,862,164	56,666
*	NeoGenomics Inc.	1,619,025	55,241
*	Denali Therapeutics Inc.	1,220,613	54,439
	CONMED Corp.	382,531	54,228
*	Option Care Health Inc.	1,812,054	51,535
*	Intra-Cellular Therapies Inc.	971,610	50,854
*	Apellis Pharmaceuticals Inc.	1,057,862	50,016
*	Twist Bioscience Corp.	646,164	50,007
*	Cytokinetics Inc.	1,095,915	49,952
*	Alkermes plc	2,118,813	49,284
*	HealthEquity Inc.	1,095,614	48,470
*	Beam Therapeutics Inc.	592,374	47,206
		Shares	Market Value• ($000)
*	Arvinas Inc.	565,502	46,450
*	Progyny Inc.	915,598	46,100
*	iRhythm Technologies Inc.	385,187	45,333
*	R1 RCM Inc.	1,747,795	44,551
	Owens & Minor Inc.	984,323	42,818
*	Insmed Inc.	1,565,606	42,647
*	AtriCure Inc.	600,948	41,784
*	Invitae Corp.	2,713,638	41,437
*	Merit Medical Systems Inc.	664,508	41,399
*	Zentalis Pharmaceuticals Inc.	489,526	41,150
	Select Medical Holdings Corp.	1,384,304	40,699
*	Vir Biotechnology Inc.	963,891	40,358
*	Prestige Consumer Healthcare Inc.	664,214	40,285
*	Adaptive Biotechnologies Corp.	1,426,007	40,014
*	Certara Inc.	1,389,002	39,475
*	1Life Healthcare Inc.	2,243,871	39,425
*	Inari Medical Inc.	421,512	38,471
*	Veracyte Inc.	924,485	38,089
*	Karuna Therapeutics Inc.	289,010	37,860
*	Amicus Therapeutics Inc.	3,264,436	37,704
*	Kodiak Sciences Inc.	436,644	37,019
*	Integer Holdings Corp.	430,941	36,884
*	Nevro Corp.	454,657	36,859
*	PTC Therapeutics Inc.	923,293	36,775
*	Apollo Medical Holdings Inc.	492,681	36,202
*	ACADIA Pharmaceuticals Inc.	1,530,089	35,712
*	CryoPort Inc.	603,299	35,697
*	NuVasive Inc.	677,384	35,549
*	Haemonetics Corp.	662,715	35,150
*	Iovance Biotherapeutics Inc.	1,828,190	34,900
*	Pacira BioSciences Inc.	577,691	34,760
*	Axonics Inc.	614,685	34,422
*	Ligand Pharmaceuticals Inc.	216,364	33,420
	Patterson Cos. Inc.	1,137,380	33,382
*	BioCryst Pharmaceuticals Inc.	2,379,637	32,958
*	TG Therapeutics Inc.	1,720,007	32,680
*	Nektar Therapeutics	2,402,761	32,461
*	Doximity Inc. Class A	643,447	32,256
*	Ortho Clinical Diagnostics Holdings plc	1,490,752	31,887
*	CareDx Inc.	696,978	31,699
*	Turning Point Therapeutics Inc.	657,519	31,364
*	AdaptHealth Corp. Class A	1,276,721	31,229

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Relay Therapeutics Inc.	1,012,267	31,087
*	Sotera Health Co.	1,305,792	30,751
*	MEDNAX Inc.	1,118,956	30,447
*	Xencor Inc.	756,138	30,336
*	Vocera Communications Inc.	464,979	30,149
*	Allscripts Healthcare Solutions Inc.	1,621,672	29,920
*	Evolent Health Inc. Class A	1,080,668	29,902
*	Kymera Therapeutics Inc.	467,239	29,665
*	Myriad Genetics Inc.	1,053,778	29,084
*	Sage Therapeutics Inc.	670,705	28,532
*	Phreesia Inc.	676,766	28,194
*	Magellan Health Inc.	296,707	28,184
*	Glaukos Corp.	620,331	27,567
*,1	GoodRx Holdings Inc. Class A	841,425	27,498
*	Health Catalyst Inc.	692,834	27,450
*	Emergent BioSolutions Inc.	630,420	27,404
*	Covetrus Inc.	1,361,952	27,198
*	Heska Corp.	143,997	26,278
*	OPKO Health Inc.	5,391,884	25,935
*	Fulgent Genetics Inc.	254,619	25,612
*	NanoString Technologies Inc.	606,286	25,603
*	CorVel Corp.	121,138	25,197
*	Ironwood Pharmaceuticals Inc. Class A	2,154,157	25,117
*	Lantheus Holdings Inc.	865,616	25,008
*	Outset Medical Inc.	541,485	24,957
*,1	Corcept Therapeutics Inc.	1,255,644	24,862
*	Codexis Inc.	778,674	24,349
*	Vericel Corp.	619,079	24,330
*	ModivCare Inc.	163,616	24,263
*	Surgery Partners Inc.	453,973	24,247
*	Arcus Biosciences Inc.	595,515	24,100
*	Editas Medicine Inc.	906,021	24,055
*	Cerevel Therapeutics Holdings Inc.	741,791	24,049
*	Celldex Therapeutics Inc.	618,905	23,914
*	Agios Pharmaceuticals Inc.	720,136	23,671
*	Bridgebio Pharma Inc.	1,419,066	23,670
*	Avid Bioservices Inc.	810,343	23,646
*	IVERIC bio Inc.	1,411,174	23,595
*	ChemoCentryx Inc.	646,631	23,544
	Mesa Laboratories Inc.	71,044	23,309
*	Prothena Corp. plc	471,759	23,305
*	Global Blood Therapeutics Inc.	779,024	22,802
*	Community Health Systems Inc.	1,642,523	21,862
		Shares	Market Value• ($000)
*	SomaLogic Inc.	1,877,294	21,852
*	Schrodinger Inc.	626,414	21,818
*,1	Cassava Sciences Inc.	494,589	21,614
*	Cano Health Inc.	2,412,848	21,498
*	SpringWorks Therapeutics Inc.	343,590	21,296
*	Avanos Medical Inc.	611,360	21,196
*	Travere Therapeutics Inc.	682,071	21,171
*	REVOLUTION Medicines Inc.	832,464	20,953
*	Supernus Pharmaceuticals Inc.	712,451	20,775
*,1	Dynavax Technologies Corp.	1,453,875	20,456
*	Accolade Inc.	773,453	20,388
*	Protagonist Therapeutics Inc.	595,361	20,361
*	Addus HomeCare Corp.	214,320	20,041
*	Silk Road Medical Inc.	469,058	19,987
*	Krystal Biotech Inc.	271,800	19,012
*	Quanterix Corp.	447,178	18,960
*,1	Sorrento Therapeutics Inc.	4,059,629	18,877
*	Atara Biotherapeutics Inc.	1,164,006	18,345
*	ImmunoGen Inc.	2,439,267	18,099
*	RadNet Inc.	596,258	17,953
*	Enanta Pharmaceuticals Inc.	240,040	17,950
*	Anavex Life Sciences Corp.	1,007,373	17,468
*,1	Sharecare Inc.	3,868,122	17,368
*	agilon health Inc.	631,194	17,042
*	Sana Biotechnology Inc.	1,098,780	17,009
*	Varex Imaging Corp.	530,265	16,730
*	REGENXBIO Inc.	504,632	16,501
	US Physical Therapy Inc.	171,753	16,411
*	Morphic Holding Inc.	346,326	16,409
*	FibroGen Inc.	1,150,491	16,222
*	American Well Corp. Class A	2,670,576	16,130
*	Alector Inc.	775,574	16,016
*	Cerus Corp.	2,347,047	15,983
*	C4 Therapeutics Inc.	494,689	15,929
*	Nurix Therapeutics Inc.	541,805	15,685
*	Tivity Health Inc.	577,100	15,259
*,1	Axsome Therapeutics Inc.	400,918	15,147
*	Pulmonx Corp.	464,054	14,882
*	OptimizeRx Corp.	237,675	14,762
*	Allogene Therapeutics Inc.	988,078	14,742
*	MannKind Corp.	3,367,732	14,717
*	Innoviva Inc.	852,840	14,711
*	Revance Therapeutics Inc.	899,973	14,688
*	BioLife Solutions Inc.	393,096	14,651

Extended Market Index Fund
		Shares	Market Value• ($000)
*	AngioDynamics Inc.	528,170	14,567
*,1	Senseonics Holdings Inc.	5,449,395	14,550
*	Crinetics Pharmaceuticals Inc.	508,369	14,443
*	NextGen Healthcare Inc.	800,405	14,239
*	Madrigal Pharmaceuticals Inc.	166,779	14,133
*,1	Inovio Pharmaceuticals Inc.	2,824,084	14,092
*	Coherus Biosciences Inc.	866,446	13,828
*	Multiplan Corp.	3,113,555	13,793
	Atrion Corp.	19,319	13,618
*	Castle Biosciences Inc.	314,835	13,497
*	Avidity Biosciences Inc.	566,801	13,473
	LeMaitre Vascular Inc.	266,243	13,373
*,1	Figs Inc. Class A	483,239	13,318
*	Rocket Pharmaceuticals Inc.	608,041	13,274
*	Cross Country Healthcare Inc.	475,962	13,213
*,1	Clover Health Investments Corp. Class A	3,542,516	13,178
*	Nuvation Bio Inc.	1,528,373	12,991
*	Brookdale Senior Living Inc.	2,504,795	12,925
*	Joint Corp.	194,209	12,758
*	Heron Therapeutics Inc.	1,393,501	12,723
*	Kura Oncology Inc.	903,500	12,649
*	Intersect ENT Inc.	459,062	12,537
*	Sangamo Therapeutics Inc.	1,666,052	12,495
*	Harmony Biosciences Holdings Inc.	293,010	12,494
*	iTeos Therapeutics Inc.	266,182	12,393
*	Syndax Pharmaceuticals Inc.	565,268	12,374
*,1	Ocugen Inc.	2,637,546	12,001
*	MacroGenics Inc.	743,703	11,936
*	Meridian Bioscience Inc.	584,981	11,934
*	Vanda Pharmaceuticals Inc.	757,139	11,879
*	Inhibrx Inc.	271,145	11,841
*	Triple-S Management Corp. Class B	330,282	11,784
*,1	Butterfly Network Inc.	1,753,433	11,730
*	Endo International plc	3,109,031	11,690
*	OrthoPediatrics Corp.	192,411	11,518
	National HealthCare Corp.	167,834	11,403
*,1	Bionano Genomics Inc.	3,804,033	11,374
*	CryoLife Inc.	558,490	11,365
*	Natus Medical Inc.	477,063	11,321
		Shares	Market Value• ($000)
*	Hims & Hers Health Inc.	1,668,182	10,927
*	Seer Inc. Class A	476,174	10,862
*	Replimune Group Inc.	400,723	10,860
*	Amphastar Pharmaceuticals Inc.	464,603	10,821
*	Arcturus Therapeutics Holdings Inc.	290,493	10,751
*	Alphatec Holdings Inc.	928,261	10,610
*,1	Vaxart Inc.	1,670,808	10,476
*	Cardiovascular Systems Inc.	557,222	10,465
*	ViewRay Inc.	1,893,729	10,434
*	Ideaya Biosciences Inc.	435,665	10,299
*	Zogenix Inc.	631,472	10,261
	Simulations Plus Inc.	215,669	10,201
*	Chinook Therapeutics Inc.	624,837	10,191
*	uniQure NV	491,272	10,189
*	Berkeley Lights Inc.	554,859	10,087
*	Keros Therapeutics Inc.	171,433	10,031
*	Vaxcyte Inc.	418,516	9,956
*,1	Roivant Sciences Ltd.	978,768	9,866
*	Reata Pharmaceuticals Inc. Class A	372,818	9,831
*	Definitive Healthcare Corp. Class A	356,877	9,753
*	Agenus Inc.	3,008,397	9,687
*	Inogen Inc.	280,724	9,545
*	RAPT Therapeutics Inc.	258,978	9,512
*	Hanger Inc.	523,563	9,492
*	Bluebird Bio Inc.	945,603	9,447
*,1	Tango Therapeutics Inc.	859,575	9,404
*	Gritstone bio Inc.	730,626	9,396
*,1	Myovant Sciences Ltd.	601,159	9,360
*	Aclaris Therapeutics Inc.	642,971	9,349
*	Cutera Inc.	225,502	9,318
*,1	DocGo Inc.	993,072	9,285
*	Privia Health Group Inc.	358,421	9,272
*	Praxis Precision Medicines Inc.	470,251	9,264
*	AnaptysBio Inc.	265,753	9,235
*	Collegium Pharmaceutical Inc.	483,054	9,023
*	Scholar Rock Holding Corp.	362,343	9,001
*	Catalyst Pharmaceuticals Inc.	1,317,231	8,918
*	Orthofix Medical Inc.	282,903	8,795
*,1	Science 37 Holdings Inc.	704,514	8,785
*	NGM Biopharmaceuticals Inc.	494,394	8,756

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Quantum-Si Inc.	1,100,329	8,660
*	OraSure Technologies Inc.	983,031	8,543
*	Agiliti Inc.	365,923	8,475
*	Pennant Group Inc.	367,157	8,474
*	Gossamer Bio Inc.	744,643	8,422
*	PetIQ Inc. Class A	370,082	8,405
*	Sutro Biopharma Inc.	563,652	8,387
*	SI-BONE Inc.	375,006	8,329
*	HealthStream Inc.	315,926	8,328
*	PMV Pharmaceuticals Inc.	359,981	8,316
*	Eagle Pharmaceuticals Inc.	161,567	8,227
*	Inotiv Inc.	195,035	8,205
*	Surmodics Inc.	166,537	8,019
*	Theravance Biopharma Inc.	725,567	8,017
*	Arcutis Biotherapeutics Inc.	385,292	7,991
	National Research Corp.	192,162	7,979
*	Kezar Life Sciences Inc.	472,614	7,902
*,1	VBI Vaccines Inc.	3,364,961	7,874
*	2seventy bio Inc.	306,835	7,864
*	Organogenesis Holdings Inc. Class A	842,878	7,788
*	4D Molecular Therapeutics Inc.	348,796	7,653
*	Sema4 Holdings Corp.	1,708,636	7,620
*	Ocular Therapeutix Inc.	1,084,213	7,557
*,1	23andMe Holding Co.	1,127,166	7,507
*	Y-mAbs Therapeutics Inc.	460,439	7,464
*	Relmada Therapeutics Inc.	331,088	7,459
*	Kronos Bio Inc.	546,351	7,425
*	TransMedics Group Inc.	382,158	7,322
*	Antares Pharma Inc.	2,050,562	7,320
*	Stoke Therapeutics Inc.	304,615	7,308
*	Cara Therapeutics Inc.	587,543	7,156
*	Verve Therapeutics Inc.	192,408	7,094
*	Anika Therapeutics Inc.	197,802	7,087
*	Seres Therapeutics Inc.	849,315	7,075
*	Vapotherm Inc.	327,412	6,781
*	Personalis Inc.	474,765	6,775
*	Fulcrum Therapeutics Inc.	382,666	6,769
*,1	Aadi Bioscience Inc.	279,190	6,742
*	MiMedx Group Inc.	1,108,392	6,695
*	Amneal Pharmaceuticals Inc.	1,359,961	6,514
*	Rigel Pharmaceuticals Inc.	2,447,181	6,485
*	CareMax Inc.	822,988	6,321
		Shares	Market Value• ($000)
*	Atea Pharmaceuticals Inc.	704,712	6,300
*	Akero Therapeutics Inc.	296,001	6,260
*	ORIC Pharmaceuticals Inc.	424,538	6,241
*	Karyopharm Therapeutics Inc.	969,534	6,234
*	ANI Pharmaceuticals Inc.	133,209	6,138
*	Accuray Inc.	1,282,772	6,119
*	ALX Oncology Holdings Inc.	283,230	6,087
*	Chimerix Inc.	926,929	5,960
	Phibro Animal Health Corp. Class A	291,324	5,949
*	SeaSpine Holdings Corp.	435,508	5,932
*	Semler Scientific Inc.	64,508	5,912
*	Forma Therapeutics Holdings Inc.	413,137	5,875
*	Deciphera Pharmaceuticals Inc.	600,439	5,866
*	Computer Programs & Systems Inc.	199,433	5,843
*	Spero Therapeutics Inc.	359,284	5,752
*,1	Humacyte Inc.	792,828	5,748
*,1	Recursion Pharmaceuticals Inc. Class A	330,009	5,653
*	Prometheus Biosciences Inc.	142,470	5,633
*,1	Omeros Corp.	866,208	5,570
*,1	Vicarious Surgical Inc.	523,257	5,557
*	Foghorn Therapeutics Inc.	242,772	5,552
*	Rhythm Pharmaceuticals Inc.	555,772	5,547
*	Albireo Pharma Inc.	236,997	5,520
*	Mersana Therapeutics Inc.	886,673	5,515
*	ImmunityBio Inc.	906,962	5,514
*,1	Athira Pharma Inc.	419,525	5,466
*	Rubius Therapeutics Inc.	564,323	5,463
*,1	DermTech Inc.	342,841	5,417
*,1	Point Biopharma Global Inc. Class A	963,341	5,395
*	Akebia Therapeutics Inc.	2,384,520	5,389
*	Geron Corp.	4,416,962	5,389
*	Apyx Medical Corp.	416,959	5,345
*	Axogen Inc.	569,269	5,334
*	Bioxcel Therapeutics Inc.	261,545	5,317
*	Viridian Therapeutics Inc.	266,824	5,275
*	Tactile Systems Technology Inc.	276,187	5,256
*	Arbutus Biopharma Corp.	1,350,235	5,252

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Curis Inc.	1,098,479	5,229
*	Marinus Pharmaceuticals Inc.	439,115	5,217
*,1	G1 Therapeutics Inc.	509,340	5,200
*,1	LifeStance Health Group Inc.	542,913	5,169
*	Alignment Healthcare Inc.	363,579	5,112
*	Allovir Inc.	388,550	5,028
*	Immunovant Inc.	588,015	5,010
*	Precision BioSciences Inc.	676,238	5,004
	Utah Medical Products Inc.	49,998	5,000
*	Cullinan Oncology Inc.	320,717	4,949
*	Verastem Inc.	2,408,595	4,938
*,1	Intercept Pharmaceuticals Inc.	296,342	4,827
*	Aerie Pharmaceuticals Inc.	667,455	4,686
*,1	Tabula Rasa HealthCare Inc.	311,840	4,678
*	VistaGen Therapeutics Inc.	2,389,516	4,660
*,1	Clovis Oncology Inc.	1,681,897	4,558
*	Precigen Inc.	1,225,427	4,546
*	Allakos Inc.	458,654	4,490
*	Radius Health Inc.	644,858	4,462
*,1	Xeris Biopharma Holdings Inc.	1,520,662	4,456
*	Signify Health Inc. Class A	313,177	4,453
*	Cue Biopharma Inc.	392,131	4,435
*	Viking Therapeutics Inc.	951,502	4,377
*,2	PDL BioPharma Inc.	1,757,467	4,341
*	BioDelivery Sciences International Inc.	1,399,733	4,339
*	DICE Therapeutics Inc.	169,140	4,281
*	InfuSystem Holdings Inc.	250,919	4,273
*,1	CEL-SCI Corp.	595,752	4,230
*	Kiniksa Pharmaceuticals Ltd. Class A	358,602	4,221
*	Generation Bio Co.	590,845	4,183
*	Lineage Cell Therapeutics Inc.	1,704,495	4,176
*	BioAtla Inc.	211,200	4,146
*	Phathom Pharmaceuticals Inc.	209,852	4,128
*	Selecta Biosciences Inc.	1,266,133	4,128
*,1	ADMA Biologics Inc.	2,880,583	4,062
*	Provention Bio Inc.	719,945	4,046
*	Altimmune Inc.	441,298	4,042
*,1	Esperion Therapeutics Inc.	806,711	4,034
*	Bioventus Inc. Class A	277,313	4,018
*	Avita Medical Inc.	334,804	4,011
*	Stereotaxis Inc.	638,545	3,959
*,1	Zomedica Corp.	12,903,334	3,955
		Shares	Market Value• ($000)
*	Aveanna Healthcare Holdings Inc.	534,364	3,954
*	Tricida Inc.	410,430	3,924
*	Apollo Endosurgery Inc.	462,043	3,895
*	Cogent Biosciences Inc.	453,790	3,893
*	SIGA Technologies Inc.	516,327	3,883
*	Annexon Inc.	335,473	3,855
*	Caribou Biosciences Inc.	253,111	3,819
*	iRadimed Corp.	82,049	3,791
*	Dyne Therapeutics Inc.	318,763	3,790
*	Instil Bio Inc.	221,393	3,788
*	Lexicon Pharmaceuticals Inc.	956,981	3,770
*,1	Fluidigm Corp.	960,982	3,767
*	Pliant Therapeutics Inc.	272,076	3,673
*	CytomX Therapeutics Inc.	843,775	3,654
*	Design Therapeutics Inc.	170,317	3,646
*	Harvard Bioscience Inc.	511,664	3,607
*,1	Icosavax Inc.	157,305	3,599
*	Olema Pharmaceuticals Inc.	381,189	3,568
*,1	Erasca Inc.	225,947	3,520
*	Kinnate Biopharma Inc.	197,766	3,504
*	KemPharm Inc.	397,652	3,464
*	Mirum Pharmaceuticals Inc.	217,074	3,462
*	MEI Pharma Inc.	1,292,822	3,452
*	Quotient Ltd.	1,327,497	3,438
*	KalVista Pharmaceuticals Inc.	258,446	3,419
*	Asensus Surgical Inc.	3,064,734	3,402
*,1	ZIOPHARM Oncology Inc.	3,097,222	3,376
*	Jounce Therapeutics Inc.	402,800	3,363
*	Co-Diagnostics Inc.	375,292	3,351
*,1	Taysha Gene Therapies Inc.	287,596	3,350
*	Apria Inc.	102,255	3,333
*	EyePoint Pharmaceuticals Inc.	271,811	3,327
*,1	Progenity Inc.	1,568,387	3,278
*	Pieris Pharmaceuticals Inc.	859,015	3,247
*	Adicet Bio Inc.	184,616	3,229
*,1	SmileDirectClub Inc. Class A	1,366,479	3,211
*	Epizyme Inc.	1,279,874	3,200
*	Cymabay Therapeutics Inc.	946,307	3,198
*	Cardiff Oncology Inc.	532,156	3,198
*	IGM Biosciences Inc.	108,542	3,184
*	Durect Corp.	3,190,608	3,146

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Oyster Point Pharma Inc.	171,624	3,134
*,1	XOMA Corp.	149,888	3,125
*,1	Nautilus Biotechnology Inc. Class A	603,024	3,124
*	Applied Molecular Transport Inc.	222,282	3,107
*	Shattuck Labs Inc.	363,637	3,095
*	Tenaya Therapeutics Inc.	163,035	3,089
*	Evolus Inc.	473,001	3,079
*	Treace Medical Concepts Inc.	161,106	3,003
*,1	Monte Rosa Therapeutics Inc.	146,915	3,000
*	Cytek Biosciences Inc.	183,633	2,997
*	Harrow Health Inc.	346,656	2,995
*	9 Meters Biopharma Inc.	3,040,409	2,976
*	Janux Therapeutics Inc.	149,777	2,955
*	Nkarta Inc.	189,484	2,909
*	Aldeyra Therapeutics Inc.	716,158	2,865
*,1	Cortexyme Inc.	225,353	2,844
*	Infinity Pharmaceuticals Inc.	1,258,444	2,831
*,1	Pulse Biosciences Inc.	190,750	2,825
*	Aligos Therapeutics Inc.	236,483	2,807
*	Passage Bio Inc.	438,742	2,786
*	Sientra Inc.	758,465	2,784
*	Spectrum Pharmaceuticals Inc.	2,191,617	2,783
*,1	Zynex Inc.	278,707	2,779
*,1	Atossa Therapeutics Inc.	1,683,368	2,693
*,1	SAB Biotherapeutics Inc.	339,966	2,655
*,1	PLx Pharma Inc.	329,367	2,638
*	aTyr Pharma Inc.	352,693	2,635
*	Paratek Pharmaceuticals Inc.	586,131	2,632
*	Checkpoint Therapeutics Inc.	843,983	2,625
*	Aeglea BioTherapeutics Inc.	551,501	2,620
*	ChromaDex Corp.	693,015	2,592
*,1	Ventyx Biosciences Inc.	130,468	2,591
*	Eiger BioPharmaceuticals Inc.	496,572	2,577
*	PDS Biotechnology Corp.	316,861	2,567
*,1	Citius Pharmaceuticals Inc.	1,664,511	2,563
*	Syros Pharmaceuticals Inc.	779,586	2,541
*,1	DarioHealth Corp.	195,014	2,529
		Shares	Market Value• ($000)
*	Imago Biosciences Inc.	105,987	2,513
*	PAVmed Inc.	1,020,354	2,510
*,1	Xilio Therapeutics Inc.	156,816	2,509
*	Poseida Therapeutics Inc.	368,186	2,507
*,1	MyMD Pharmaceuticals Inc.	410,026	2,485
*	Liquidia Corp.	509,053	2,479
*	Fortress Biotech Inc.	984,130	2,460
*	Akouos Inc.	285,455	2,426
*	Beyond Air Inc.	256,788	2,424
*,1	Accelerate Diagnostics Inc.	463,803	2,421
*,1	Athersys Inc.	2,681,991	2,421
*	CytoSorbents Corp.	574,625	2,408
*,1	CTI BioPharma Corp.	966,394	2,397
*	Edgewise Therapeutics Inc.	156,276	2,388
*	ClearPoint Neuro Inc.	212,207	2,381
*,1	Owlet Inc.	891,156	2,379
*	Oncocyte Corp.	1,089,017	2,363
*,1	Matinas BioPharma Holdings Inc.	2,328,905	2,352
*,1	CorMedix Inc.	516,109	2,348
*	Harpoon Therapeutics Inc.	308,417	2,329
*,1	Evelo Biosciences Inc.	381,811	2,318
*	Neoleukin Therapeutics Inc.	478,112	2,304
*	Sight Sciences Inc.	130,911	2,300
*	PROCEPT BioRobotics Corp.	91,789	2,296
*	iCAD Inc.	318,743	2,295
*,1	Lyell Immunopharma Inc.	295,982	2,291
*,1	Humanigen Inc.	614,576	2,286
*	Codiak Biosciences Inc.	204,969	2,283
*,1	Talkspace Inc.	1,156,491	2,278
*	Frequency Therapeutics Inc.	443,323	2,274
	XBiotech Inc.	203,977	2,270
*	Seelos Therapeutics Inc.	1,388,840	2,264
*	Alpine Immune Sciences Inc.	160,255	2,220
*	Molecular Templates Inc.	565,684	2,217
*	UpHealth Inc.	984,568	2,205
*	Graphite Bio Inc.	177,091	2,201
*,1	Biotricity Inc.	550,453	2,191
*	Adverum Biotechnologies Inc.	1,240,466	2,183
*,1	Leap Therapeutics Inc.	671,823	2,177
*	Applied Therapeutics Inc.	242,749	2,173
*,1	Nuvalent Inc. Class A	113,646	2,164
*	Immunic Inc.	225,814	2,161
*,1	ATI Physical Therapy Inc.	625,407	2,120

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Castlight Health Inc. Class B	1,356,597	2,089
*,1	Day One Biopharmaceuticals Inc.	122,683	2,067
	Forian Inc.	228,825	2,064
*	TCR2 Therapeutics Inc.	438,705	2,044
*,1	Century Therapeutics Inc.	128,560	2,039
*	Prelude Therapeutics Inc.	163,440	2,035
*,1	Sesen Bio Inc.	2,488,635	2,028
*	IntriCon Corp.	125,233	2,025
*	SQZ Biotechnologies Co.	225,092	2,010
*	Entrada Therapeutics Inc.	117,094	2,005
*	Enzo Biochem Inc.	624,206	2,004
*	Celcuity Inc.	151,836	2,003
*,1	Tyra Biosciences Inc.	142,355	2,003
*	Larimar Therapeutics Inc.	185,052	1,997
*	Conformis Inc.	2,618,559	1,994
*	Avrobio Inc.	513,661	1,978
*	Homology Medicines Inc.	535,097	1,948
*	Surface Oncology Inc.	405,497	1,938
*	Tarsus Pharmaceuticals Inc.	85,254	1,918
*	Clearside Biomedical Inc.	696,581	1,916
*	TFF Pharmaceuticals Inc.	212,750	1,887
*,1	Pyxis Oncology Inc.	170,836	1,874
*,1	Silverback Therapeutics Inc.	278,627	1,856
*	Ovid therapeutics Inc.	576,453	1,850
*	Talaris Therapeutics Inc.	119,365	1,825
*	Paragon 28 Inc.	102,345	1,810
*	Opiant Pharmaceuticals Inc.	53,766	1,808
*,1	Theseus Pharmaceuticals Inc.	142,215	1,803
*,1	TherapeuticsMD Inc.	5,061,709	1,799
*,1	Adagio Therapeutics Inc.	246,191	1,787
*,1	SCYNEXIS Inc.	292,607	1,785
*	Mustang Bio Inc.	1,070,054	1,776
*	Outlook Therapeutics Inc.	1,289,830	1,754
*,1	Surrozen Inc.	271,491	1,748
*,1	Zynerba Pharmaceuticals Inc.	603,145	1,737
*	AVEO Pharmaceuticals Inc.	369,347	1,732
*	Magenta Therapeutics Inc.	388,676	1,722
*,1	Inmune Bio Inc.	167,766	1,711
*	Savara Inc.	1,364,571	1,692
		Shares	Market Value• ($000)
*	WaVe Life Sciences Ltd.	535,518	1,682
*,1	Vor BioPharma Inc.	144,337	1,677
*,1	iBio Inc.	3,046,799	1,673
*	Otonomy Inc.	800,841	1,666
*	Vincerx Pharma Inc.	162,403	1,655
*	Tonix Pharmaceuticals Holding Corp.	4,612,314	1,650
*	Exagen Inc.	141,784	1,649
*,1	Enochian Biosciences Inc.	224,087	1,634
*,1	MediciNova Inc.	609,149	1,632
*	Immunome Inc.	125,377	1,625
*,1	BrainStorm Cell Therapeutics Inc.	405,606	1,622
*,1	Jasper Therapeutics Inc.	206,469	1,621
*	Puma Biotechnology Inc.	528,174	1,606
*	Retractable Technologies Inc.	229,386	1,590
*	89bio Inc.	121,613	1,589
*	Aspira Women's Health Inc.	897,444	1,588
*	Ikena Oncology Inc.	125,336	1,572
*,1	Dare Bioscience Inc.	780,636	1,561
*,1	Actinium Pharmaceuticals Inc.	259,453	1,559
*	Brooklyn ImmunoTherapeutics Inc.	370,478	1,545
*	Singular Genomics Systems Inc.	133,617	1,545
*	Solid Biosciences Inc.	882,100	1,544
*	Immuneering Corp. Class A	95,416	1,543
*,1	VolitionRX Ltd.	489,552	1,537
*	Verrica Pharmaceuticals Inc.	166,230	1,523
*	Tela Bio Inc.	118,352	1,515
*	Alpha Teknova Inc.	73,861	1,513
*	Synlogic Inc.	623,408	1,509
*	Eargo Inc.	294,763	1,503
*,1	Palatin Technologies Inc.	2,887,432	1,477
*,1	Ampio Pharmaceuticals Inc.	2,587,329	1,475
*,1	PhaseBio Pharmaceuticals Inc.	563,593	1,471
*	Avalo Therapeutics Inc.	863,405	1,468
*	Akoya Biosciences Inc.	95,703	1,465
*,1	Athenex Inc.	1,063,900	1,447
*	Vera Therapeutics Inc. Class A	54,032	1,444
*	Neuronetics Inc.	323,114	1,441
*	F-star Therapeutics Inc.	285,564	1,434
*	Oncternal Therapeutics Inc.	620,309	1,408

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Werewolf Therapeutics Inc.	117,928	1,405
*,1	Galectin Therapeutics Inc.	669,113	1,385
*	Sonida Senior Living Inc.	48,598	1,385
*,1	NRX Pharmaceuticals Inc.	289,309	1,383
*	La Jolla Pharmaceutical Co.	297,161	1,382
*	FONAR Corp.	92,217	1,381
*	Convey Health Solutions Holdings Inc.	163,984	1,371
*	Trevena Inc.	2,309,501	1,345
*,1	Rani Therapeutics Holdings Inc. Class A	82,278	1,345
*,1	Absci Corp.	162,902	1,336
*	Invacare Corp.	490,517	1,334
*	Sharps Compliance Corp.	186,634	1,331
*	Assertio Holdings Inc.	609,803	1,329
*	Milestone Scientific Inc.	643,170	1,325
*	Aptinyx Inc. Class A	490,875	1,311
*	Repro-Med Systems Inc.	436,377	1,309
*	Rain Therapeutics Inc.	100,844	1,299
*,1	Aerovate Therapeutics Inc.	109,293	1,289
*	Electromed Inc.	98,004	1,274
*,1	Adamis Pharmaceuticals Corp.	2,103,096	1,272
	ProPhase Labs Inc.	176,029	1,262
*	Renovacor Inc.	163,183	1,256
*,1	Aquestive Therapeutics Inc.	322,545	1,255
*	Lipocine Inc.	1,260,794	1,250
*	Annovis Bio Inc.	70,905	1,246
*	Hepion Pharmaceuticals Inc.	1,089,086	1,242
*	Innovage Holding Corp.	245,528	1,228
*,1	AquaBounty Technologies Inc.	576,348	1,210
*	Assembly Biosciences Inc.	519,500	1,210
*	Concert Pharmaceuticals Inc.	383,819	1,209
*	Greenwich Lifesciences Inc.	49,704	1,209
*,1	Augmedix Inc.	383,607	1,208
*	Atreca Inc. Class A	392,599	1,190
*,1	Oncorus Inc.	224,961	1,186
*	NextCure Inc.	197,476	1,185
*	Black Diamond Therapeutics Inc.	222,397	1,185
*,1	Clene Inc.	288,123	1,181
*	Surgalign Holdings Inc.	1,626,182	1,165
		Shares	Market Value• ($000)
*	Finch Therapeutics Group Inc.	116,096	1,157
*	Sensus Healthcare Inc.	158,732	1,146
*	Lucira Health Inc.	130,090	1,120
*	ContraFect Corp.	423,212	1,113
*,1	Ardelyx Inc.	1,010,721	1,112
*,1	Eton Pharmaceuticals Inc.	259,195	1,112
*,1	T2 Biosystems Inc.	2,150,741	1,110
*	Eyenovia Inc.	277,328	1,109
*	SELLAS Life Sciences Group Inc.	196,727	1,088
*,1	eFFECTOR Therapeutics Inc.	131,356	1,088
*	Heat Biologics Inc.	351,949	1,070
*	SOC Telemed Inc. Class A	830,992	1,064
*	Applied Genetic Technologies Corp.	556,629	1,058
*	Candel Therapeutics Inc.	133,875	1,047
*	Corbus Pharmaceuticals Holdings Inc.	1,697,444	1,045
*,1	180 Life Sciences Corp.	266,948	1,041
*	Omega Therapeutics Inc.	90,698	1,028
*	NeuBase Therapeutics Inc.	362,230	1,018
*	Codex DNA Inc.	93,668	1,012
*	CASI Pharmaceuticals Inc.	1,257,956	1,006
*	IRIDEX Corp.	163,869	1,001
*,1	Rapid Micro Biosystems Inc. Class A	93,526	995
*	Voyager Therapeutics Inc.	366,732	994
*,1	Anixa Biosciences Inc.	327,750	973
*	Sonendo Inc.	166,582	959
*	Protara Therapeutics Inc.	140,444	948
*	Acutus Medical Inc.	277,784	947
*	Reneo Pharmaceuticals Inc.	109,129	933
*	AcelRx Pharmaceuticals Inc.	1,657,710	929
*	CVRx Inc.	75,513	924
*	Five Star Senior Living Inc.	312,843	923
*,1	Cyteir Therapeutics Inc.	80,980	921
*	Equillium Inc.	242,039	908
*,1	Biolase Inc.	2,313,972	902
*,1	BioSig Technologies Inc.	403,690	900
*	Biomea Fusion Inc.	119,961	894
*	Capricor Therapeutics Inc.	303,522	889
*	Rallybio Corp.	92,986	887

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Eledon Pharmaceuticals Inc.	200,945	886
*,1	Viracta Therapeutics Inc.	240,475	878
*	Novan Inc.	209,835	875
*	Statera Biopharma Inc.	378,677	871
*,1	Evofem Biosciences Inc.	2,316,042	870
*	IsoRay Inc.	2,232,052	866
*	Orgenesis Inc.	300,195	865
*	Merrimack Pharmaceuticals Inc.	220,899	864
*	NeuroPace Inc.	85,399	861
*	Streamline Health Solutions Inc.	582,649	856
*,1	Tyme Technologies Inc.	1,414,981	853
*	DiaMedica Therapeutics Inc.	228,271	851
*,1	Microbot Medical Inc.	113,273	850
*	Moleculin Biotech Inc.	454,105	845
*	Eliem Therapeutics Inc.	80,793	845
*	GT Biopharma Inc.	275,611	841
*	GlycoMimetics Inc.	582,678	839
*	Talis Biomedical Corp.	209,178	839
*	Corvus Pharmaceuticals Inc.	347,346	837
*	Ocuphire Pharma Inc.	224,241	836
*,1	Impel Neuropharma Inc.	95,935	828
*	Marker Therapeutics Inc.	869,815	826
*	Acumen Pharmaceuticals Inc.	120,419	814
*	Eloxx Pharmaceuticals Inc.	1,154,415	808
*	Cyclerion Therapeutics Inc.	468,984	807
*	Recro Pharma Inc.	470,492	805
*	Lannett Co. Inc.	491,745	797
*	LENSAR Inc.	133,054	793
*	Lantern Pharma Inc.	99,130	791
*	Biocept Inc.	217,755	788
*	Optinose Inc.	484,440	785
*	Genprex Inc.	597,928	783
*	Kaleido Biosciences Inc.	326,763	781
*	AIkido Pharma Inc.	1,319,023	774
*	Bolt Biotherapeutics Inc.	157,140	770
*	Achieve Life Sciences Inc.	98,787	769
*	Sio Gene Therapies Inc.	593,038	765
*,1	Ontrak Inc.	121,450	764
*,1	Clever Leaves Holdings Inc.	244,530	758
*	CareCloud Inc.	119,683	756
*	VYNE Therapeutics Inc.	738,229	753
		Shares	Market Value• ($000)
*	Terns Pharmaceuticals Inc.	103,931	735
*	Tracon Pharmaceuticals Inc.	262,440	727
*	Cabaletta Bio Inc.	191,348	725
*	Caladrius Biosciences Inc.	850,585	716
*,1	Delcath Systems Inc.	92,408	716
*	Hookipa Pharma Inc.	305,886	713
*	NantHealth Inc.	668,998	706
*,1	Zosano Pharma Corp.	1,496,416	703
*	Cidara Therapeutics Inc.	545,619	693
*	Gemini Therapeutics Inc. Class A	237,759	692
*	UNITY Biotechnology Inc.	470,670	687
*	enVVeno Medical Corp.	104,199	687
*	Predictive Oncology Inc.	712,227	678
*	Biomerica Inc.	167,984	653
*	LogicBio Therapeutics Inc.	282,216	652
*	Inozyme Pharma Inc.	95,089	648
*	Celsion Corp.	1,193,997	645
*	Avinger Inc.	1,411,786	635
*	Aileron Therapeutics Inc.	1,106,799	623
*,1	Galera Therapeutics Inc.	135,361	621
*,1	Vivos Therapeutics Inc.	274,143	617
*,1	Kala Pharmaceuticals Inc.	508,706	616
*	Calithera Biosciences Inc.	920,990	613
*,1	Jaguar Health Inc.	587,867	611
*,1	Oragenics Inc.	1,364,121	608
*	Aura Biosciences Inc.	35,544	604
*,1	Onconova Therapeutics Inc.	236,310	603
*	Edesa Biotech Inc.	106,091	597
*	X4 Pharmaceuticals Inc.	259,577	594
*,1	Nemaura Medical Inc.	126,397	576
*	Agile Therapeutics Inc.	1,176,762	574
*	Great Elm Group Inc.	274,500	574
*	cbdMD Inc.	529,204	572
*	AIM ImmunoTech Inc.	619,120	570
*	Sensei Biotherapeutics Inc.	97,509	566
*	Precipio Inc.	352,392	557
*	scPharmaceuticals Inc.	110,442	554
*	Sanara Medtech Inc.	18,221	554
*	Second Sight Medical Products Inc.	337,895	551
*	Cocrystal Pharma Inc.	841,362	547
*	Psychemedics Corp.	78,208	543
*	Axcella Health Inc.	259,076	541

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Rockwell Medical Inc.	1,319,673	541
*	Aprea Therapeutics Inc.	187,071	537
*	Synthetic Biologics Inc.	1,942,122	529
*	ImmuCell Corp.	66,076	528
*	Champions Oncology Inc.	65,827	527
*	Decibel Therapeutics Inc.	110,152	512
*	Landos Biopharma Inc.	103,089	495
*	Dyadic International Inc.	108,822	492
*	RxSight Inc.	43,728	492
*	Aptevo Therapeutics Inc.	62,319	490
*	Catalyst Biosciences Inc.	533,743	488
*	Ekso Bionics Holdings Inc.	179,165	475
*	PolarityTE Inc.	796,892	468
*,1	Spruce Biosciences Inc.	104,042	464
*	Satsuma Pharmaceuticals Inc.	102,986	463
*,1	NanoViricides Inc.	123,977	461
*	Adial Pharmaceuticals Inc.	170,755	461
*	Odonate Therapeutics Inc.	340,745	460
*,1	Aytu BioPharma Inc.	336,761	455
*	NexImmune Inc.	97,320	449
*	Tempest Therapeutics Inc.	84,613	447
*	OpGen Inc.	444,132	444
*	Diffusion Pharmaceuticals Inc.	1,446,806	441
*,1	Bellerophon Therapeutics Inc.	142,009	440
*	Cellectar Biosciences Inc.	653,769	434
*,1	Longeveron Inc.	35,595	430
*,1	Ensysce Biosciences Inc.	90,340	425
*	Myomo Inc.	61,353	420
*,1	Chembio Diagnostics Inc.	359,348	410
*	Calyxt Inc.	192,274	410
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,1	Qualigen Therapeutics Inc.	370,708	397
*	Minerva Neurosciences Inc.	488,628	391
*,1	Cumberland Pharmaceuticals Inc.	82,984	388
*,1	HTG Molecular Diagnostics Inc.	70,922	384
*,1	Organovo Holdings Inc.	104,359	379
		Shares	Market Value• ($000)
*	NeuroMetrix Inc.	75,275	378
*	Pro-Dex Inc.	15,693	375
*	Idera Pharmaceuticals Inc.	644,748	367
*	Aravive Inc.	166,831	365
*	Regulus Therapeutics Inc.	1,150,914	363
[1]	Petros Pharmaceuticals Inc.	107,823	359
*	Bio-Path Holdings Inc.	94,978	358
*	Venus Concept Inc.	209,199	356
*	ENDRA Life Sciences Inc.	513,961	356
*,1	Applied DNA Sciences Inc.	87,412	351
*	INVO BioScience Inc.	105,539	351
*	Abeona Therapeutics Inc.	1,037,222	350
*	IsoPlexis Corp.	38,055	350
*	Strata Skin Sciences Inc.	235,454	346
*	Allena Pharmaceuticals Inc.	577,425	342
*	Cyclacel Pharmaceuticals Inc.	86,789	336
*,1	GeoVax Labs Inc.	91,154	330
*,1	Aethlon Medical Inc.	176,989	329
*,1	Biofrontera Inc.	43,273	325
*	ElectroCore Inc.	556,366	324
*,1	Genocea Biosciences Inc.	279,537	324
*	Forte Biosciences Inc.	148,829	318
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	355,460	313
*	Biodesix Inc.	58,892	312
*	Soleno Therapeutics Inc.	749,100	307
*	Entasis Therapeutics Holdings Inc.	139,372	305
*	vTv Therapeutics Inc. Class A	304,454	303
*	NanoVibronix Inc.	289,829	301
*,1	ARCA biopharma Inc.	140,054	301
*	Lumos Pharma Inc.	42,130	292
*	Processa Pharmaceuticals Inc.	57,932	284
*	Vyant Bio Inc.	210,231	284
*	AgeX Therapeutics Inc.	258,811	282
*,1	Acorda Therapeutics Inc.	117,219	280
*	Baudax Bio Inc.	1,270,494	278
*	Navidea Biopharmaceuticals Inc.	276,491	276
*	Alimera Sciences Inc.	53,677	275
*,1	OncoSec Medical Inc.	286,551	275
*	Kewaunee Scientific Corp.	21,459	273
*,1	Soligenix Inc.	400,675	265

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Allied Healthcare Products Inc.	45,588	265
*	Cyclo Therapeutics Inc.	71,043	265
*	Sigilon Therapeutics Inc.	95,157	263
*,1	Cue Health Inc.	18,991	255
*	Virpax Pharmaceuticals Inc.	73,368	252
*	Angion Biomedica Corp.	84,876	246
[1]	iSpecimen Inc.	30,360	237
*	Pulmatrix Inc.	536,108	235
*,1	SiNtx Technologies Inc.	362,591	233
*	Astria Therapeutics Inc.	43,064	232
*	BioCardia Inc.	117,600	228
*	Reviva Pharmaceuticals Holdings Inc.	76,880	218
*,1	Osmotica Pharmaceuticals plc	200,978	217
*	Windtree Therapeutics Inc.	133,554	214
*	Cohbar Inc.	606,938	212
*,1	Motus GI Holdings Inc.	449,879	210
*,1	Lucid Diagnostics Inc.	39,131	210
*	Evoke Pharma Inc.	358,222	201
*	Exicure Inc.	995,482	201
*,1	Star Equity Holdings Inc.	78,142	199
*,1	Benitec Biopharma Inc.	74,773	196
*	Brickell Biotech Inc.	848,782	194
*	Sera Prognostics Inc. Class A	28,210	194
*	Kintara Therapeutics Inc.	377,452	192
*	Lyra Therapeutics Inc.	43,756	191
*	Aridis Pharmaceuticals Inc.	81,046	189
*	Salarius Pharmaceuticals Inc.	377,847	187
*,1	Yield10 Bioscience Inc.	36,944	182
*	Tenax Therapeutics Inc.	173,801	181
*	Enveric Biosciences Inc.	191,247	178
*	Graybug Vision Inc.	96,699	177
*	Protagenic Therapeutics Inc.	126,837	176
*	SunLink Health Systems Inc.	108,130	166
*,1	American Shared Hospital Services	68,306	162
*	TScan Therapeutics Inc.	35,247	159
*	Acer Therapeutics Inc.	68,499	158
*,1	PetVivo Holdings Inc.	41,686	157
		Shares	Market Value• ($000)
*	Plus Therapeutics Inc.	146,907	154
*	Better Therapeutics Inc.	32,412	151
*	IMARA Inc.	65,610	148
*	BioVie Inc. Class A	32,672	147
*	Monopar Therapeutics Inc.	45,070	146
*	ReShape Lifesciences Inc.	88,359	145
*,1	NovaBay Pharmaceuticals Inc.	373,541	141
*,1	Vaccinex Inc.	132,901	140
*,1	Bellicum Pharmaceuticals Inc.	92,706	138
*,1	InVivo Therapeutics Holdings Corp.	301,037	138
*	IN8bio Inc.	31,297	137
*	Phio Pharmaceuticals Corp.	135,019	135
*,1	SCWorx Corp.	103,672	135
*	Lexaria Bioscience Corp.	33,164	134
*	Viveve Medical Inc.	114,011	129
*	Helius Medical Technologies Inc. Class A	24,894	129
*	CNS Pharmaceuticals Inc.	182,006	128
*	Sonoma Pharmaceuticals Inc.	27,591	126
*	Xenetic Biosciences Inc.	96,724	125
*,2	Strongbridge Biopharma plc CVR	687,671	125
*	Regional Health Properties Inc.	26,748	121
*	Checkmate Pharmaceuticals Inc.	41,483	119
*	Armata Pharmaceuticals Inc.	21,625	118
*	RA Medical Systems Inc.	74,338	116
*	Avenue Therapeutics Inc.	125,030	114
*	Longboard Pharmaceuticals Inc.	23,559	114
*,1	First Wave BioPharma Inc.	78,451	113
*	Minerva Surgical Inc.	21,195	109
*,1	Artelo Biosciences Inc.	207,027	107
*	Dynatronics Corp.	106,188	106
*,1	Synaptogenix Inc.	12,517	106
*	Hoth Therapeutics Inc.	155,714	103
*	Elevation Oncology Inc.	16,281	98
*	Timber Pharmaceuticals Inc.	252,587	96
*	Virios Therapeutics Inc.	18,685	96
*	Histogen Inc.	272,775	91

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Kiora Pharmaceuticals Inc.	59,968	91
*,2	Aduro Biotech Inc. CVR	150,581	90
*,1	Context Therapeutics Inc.	33,979	90
*,1	Vaxxinity Inc. Class A	15,947	89
*	Vallon Pharmaceuticals Inc.	14,805	89
*	Yumanity Therapeutics Inc.	29,192	86
*	Rezolute Inc.	17,272	83
*	Bluejay Diagnostics Inc.	32,170	82
*	CynergisTek Inc.	55,455	80
*	Trevi Therapeutics Inc.	100,874	79
*	ThermoGenesis Holdings Inc.	77,065	78
*	Galecto Inc.	25,708	78
*	Senestech Inc.	77,831	76
*,1	Titan Pharmaceuticals Inc.	72,773	74
*	Nuwellis Inc.	64,714	74
*	NeuroBo Pharmaceuticals Inc.	59,547	73
*	Aziyo Biologics Inc. Class A	11,215	71
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*	Aditxt Inc.	118,348	63
*	Avalon GloboCare Corp.	76,195	62
*,1	Biorestorative Therapies Inc.	14,000	60
*	Tivic Health Systems Inc.	15,520	60
*	Lixte Biotechnology Holdings Inc.	48,388	58
*	Palisade Bio Inc.	41,396	54
	Indaptus Therapeutics Inc.	9,478	54
*	HCW Biologics Inc.	23,321	54
*	Imac Holdings Inc.	45,983	52
*	PharmaCyte Biotech Inc.	20,661	52
*	Inhibikase Therapeutics Inc.	34,361	50
*,1	GBS Inc.	33,859	48
*	Sonnet BioTherapeutics Holdings Inc.	96,474	40
*	Metacrine Inc.	57,440	39
*,1	Panbela Therapeutics Inc.	20,608	36
*	Cognition Therapeutics Inc.	4,487	28
*	HeartBeam Inc.	9,050	28
*	Xtant Medical Holdings Inc.	44,170	25
*,1	Pasithea Therapeutics Corp.	12,700	22
		Shares	Market Value• ($000)
*,1,2	Oncternal Therapeutics Inc. CVR	20,153	21
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Elanco Animal Health Inc. CVR	701,074	18
*	Kiromic BioPharma Inc.	11,095	17
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. General CVR Rights	395,811	4
*	Ligand Pharmaceuticals Inc. Roche CVR Rights	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*	Dermata Therapeutics Inc.	1,718	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR Rights	395,811	2
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*	Advaxis Inc. Warrants Exp. 9/11/24	47,130	—
*,2	Lantheus Holdings Inc. CVR	1,316,898	—
*,2	Phenomix Corp. CVR	47	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	498,929	—
*,2	Salarius Pharmaceuticals Inc. Warrants Exp. 1/20/25	119,407	—
*,2	Wright Medical Group NV	389	—
			14,381,454
Industrials (13.9%)
*	Uber Technologies Inc.	22,122,120	927,580
*	CoStar Group Inc.	5,220,660	412,589
	TransUnion	2,523,172	299,198
*	Builders FirstSource Inc.	2,536,452	217,399

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Trex Co. Inc.	1,524,306	205,827
*	Plug Power Inc.	6,885,466	194,377
	Nordson Corp.	709,389	181,086
	Graco Inc.	2,220,254	178,997
	Carlisle Cos. Inc.	690,517	171,331
*	Lyft Inc. Class A	3,929,250	167,897
	Regal Rexnord Corp.	895,801	152,447
	Booz Allen Hamilton Holding Corp.	1,768,297	149,934
	Hubbell Inc. Class B	715,846	149,089
*	AECOM	1,908,244	147,603
*	Middleby Corp.	734,965	144,612
	Lennox International Inc.	443,816	143,956
*	SiteOne Landscape Supply Inc.	593,736	143,850
	Toro Co.	1,399,361	139,810
*	Axon Enterprise Inc.	871,546	136,833
	Watsco Inc.	436,803	136,667
	Knight-Swift Transportation Holdings Inc. Class A	2,199,216	134,020
*	Sensata Technologies Holding plc	2,094,142	129,188
	HEICO Corp. Class A	962,088	123,648
	Tetra Tech Inc.	707,739	120,174
	Owens Corning	1,324,575	119,874
*	WillScot Mobile Mini Holdings Corp.	2,935,115	119,870
*	GXO Logistics Inc.	1,305,033	118,536
*	Saia Inc.	345,125	116,317
*	Clarivate plc	4,920,002	115,718
	ITT Inc.	1,125,159	114,980
*	Avis Budget Group Inc.	525,349	108,942
	Lincoln Electric Holdings Inc.	774,620	108,036
	Oshkosh Corp.	902,150	101,681
	Advanced Drainage Systems Inc.	745,596	101,498
*	XPO Logistics Inc.	1,309,423	101,389
	Vertiv Holdings Co. Class A	4,014,620	100,245
	Acuity Brands Inc.	462,017	97,818
	Donaldson Co. Inc.	1,626,212	96,369
*	Sunrun Inc.	2,747,852	94,251
	AMERCO	129,450	94,010
	AGCO Corp.	809,727	93,945
	Woodward Inc.	834,509	91,345
*	IAA Inc.	1,791,163	90,669
	Landstar System Inc.	502,035	89,874
	EMCOR Group Inc.	703,899	89,670
	KBR Inc.	1,838,703	87,559
	nVent Electric plc	2,230,703	84,767
*	ASGN Inc.	684,238	84,435
*	CACI International Inc. Class A	308,985	83,182
	HEICO Corp.	576,275	83,110
*	Colfax Corp.	1,780,368	81,844
	Exponent Inc.	684,752	79,931
		Shares	Market Value• ($000)
	Simpson Manufacturing Co. Inc.	568,687	79,087
*	WESCO International Inc.	587,353	77,290
*	RBC Bearings Inc.	378,172	76,379
*	Chart Industries Inc.	467,927	74,630
	UFP Industries Inc.	810,371	74,562
*	Evoqua Water Technologies Corp.	1,577,158	73,732
	Armstrong World Industries Inc.	630,821	73,251
	MSA Safety Inc.	484,670	73,166
*	Stericycle Inc.	1,225,265	73,075
	Curtiss-Wright Corp.	523,350	72,573
	Valmont Industries Inc.	282,687	70,813
	Watts Water Technologies Inc. Class A	360,903	70,077
*	MasTec Inc.	758,722	70,015
	ManpowerGroup Inc.	718,289	69,911
*	FTI Consulting Inc.	452,703	69,454
*	AZEK Co. Inc. Class A	1,486,615	68,741
	Crane Co.	662,544	67,401
*	Atkore Inc.	604,104	67,170
*	API Group Corp.	2,579,319	66,469
*	Clean Harbors Inc.	663,461	66,194
*	Univar Solutions Inc.	2,258,197	64,020
	John Bean Technologies Corp.	416,439	63,948
	Science Applications International Corp.	762,116	63,705
	Timken Co.	917,926	63,603
	Air Lease Corp. Class A	1,417,913	62,714
	Spirit AeroSystems Holdings Inc. Class A	1,394,035	60,069
*	JetBlue Airways Corp.	4,125,522	58,747
	Ryder System Inc.	709,624	58,494
	BWX Technologies Inc.	1,217,937	58,315
	Zurn Water Solutions Corp.	1,595,866	58,090
*	Hexcel Corp.	1,110,653	57,532
*	Casella Waste Systems Inc. Class A	664,504	56,762
	Insperity Inc.	465,557	54,987
*	Upwork Inc.	1,588,028	54,247
	Korn Ferry	714,769	54,129
	Triton International Ltd.	882,633	53,161
	Flowserve Corp.	1,719,934	52,630
	Applied Industrial Technologies Inc.	509,474	52,323
	Herc Holdings Inc.	328,447	51,418
	MSC Industrial Direct Co. Inc. Class A	611,094	51,369
	Allison Transmission Holdings Inc.	1,377,621	50,077
*	TriNet Group Inc.	524,968	50,008
	Hillenbrand Inc.	952,742	49,533

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Resideo Technologies Inc.	1,896,609	49,369
	Matson Inc.	545,756	49,134
	GATX Corp.	470,772	49,050
	Franklin Electric Co. Inc.	502,154	47,484
	SPX FLOW Inc.	549,040	47,481
	Comfort Systems USA Inc.	476,293	47,124
*	Kirby Corp.	789,430	46,908
*	Fluor Corp.	1,860,426	46,083
	Aerojet Rocketdyne Holdings Inc.	985,293	46,072
	Mueller Industries Inc.	752,155	44,648
	Helios Technologies Inc.	423,455	44,535
	Altra Industrial Motion Corp.	849,594	43,814
*,1	ChargePoint Holdings Inc.	2,295,068	43,721
	EnerSys	546,241	43,186
	AAON Inc.	542,936	43,125
*	Bloom Energy Corp. Class A	1,950,203	42,768
	Forward Air Corp.	352,269	42,656
	Brink's Co.	646,194	42,371
	UniFirst Corp.	199,536	41,982
*	Mercury Systems Inc.	756,580	41,657
*	Beacon Roofing Supply Inc.	725,707	41,619
*	Dun & Bradstreet Holdings Inc.	1,986,731	40,708
	Terex Corp.	913,757	40,160
*	Welbilt Inc.	1,688,652	40,139
	ArcBest Corp.	333,643	39,987
	Kennametal Inc.	1,085,597	38,984
	MillerKnoll Inc.	987,331	38,694
*,1	Aurora Innovation Inc.	3,399,782	38,282
	Encore Wire Corp.	267,006	38,209
	Werner Enterprises Inc.	798,579	38,060
	Albany International Corp. Class A	424,683	37,563
*	Dycom Industries Inc.	398,482	37,362
*	Hub Group Inc. Class A	442,775	37,299
*	Masonite International Corp.	314,342	37,077
	Boise Cascade Co.	513,051	36,529
*	Allegiant Travel Co.	193,336	36,162
*	Vicor Corp.	282,414	35,861
	ABM Industries Inc.	877,421	35,843
*	SPX Corp.	590,701	35,253
*	Enovix Corp.	1,283,773	35,021
	Kadant Inc.	150,307	34,643
*	Alight Inc. Class A	3,202,484	34,619
	Federal Signal Corp.	797,446	34,561
	Brady Corp. Class A	633,962	34,171
*	GMS Inc.	562,847	33,833
*	Shoals Technologies Group Inc. Class A	1,387,240	33,710
	Arcosa Inc.	634,121	33,418
		Shares	Market Value• ($000)
*	Ameresco Inc. Class A	407,702	33,203
*	Atlas Air Worldwide Holdings Inc.	350,196	32,960
	Trinity Industries Inc.	1,075,422	32,478
*	Virgin Galactic Holdings Inc.	2,359,591	31,571
*	JELD-WEN Holding Inc.	1,193,566	31,462
*	Stem Inc.	1,656,502	31,424
*	Kratos Defense & Security Solutions Inc.	1,608,725	31,209
*	Spirit Airlines Inc.	1,418,729	30,999
	Moog Inc. Class A	381,441	30,885
	GrafTech International Ltd.	2,599,839	30,756
	Rush Enterprises Inc. Class A	550,449	30,627
	ESCO Technologies Inc.	336,719	30,301
	EnPro Industries Inc.	273,577	30,113
	Mueller Water Products Inc. Class A	2,053,753	29,574
*	Gibraltar Industries Inc.	426,130	28,414
	Maxar Technologies Inc.	958,181	28,295
	Barnes Group Inc.	599,935	27,951
*	CBIZ Inc.	689,923	26,990
*,1	Nikola Corp.	2,717,830	26,825
*	SkyWest Inc.	659,431	25,916
*,1	Joby Aviation Inc.	3,542,131	25,858
	ManTech International Corp. Class A	354,220	25,833
	CSW Industrials Inc.	210,904	25,490
	McGrath RentCorp	317,075	25,448
*,1	FuelCell Energy Inc.	4,824,604	25,088
*	KAR Auction Services Inc.	1,604,902	25,069
*	Array Technologies Inc.	1,575,280	24,716
*	Montrose Environmental Group Inc.	350,206	24,693
*	Driven Brands Holdings Inc.	728,851	24,504
	HNI Corp.	570,802	24,002
*	MYR Group Inc.	217,081	23,998
*	ACV Auctions Inc. Class A	1,242,827	23,415
*,1	Rocket Lab USA Inc.	1,904,082	23,382
*	Meritor Inc.	936,945	23,218
	Granite Construction Inc.	590,452	22,851
	ICF International Inc.	219,103	22,469
*	Air Transport Services Group Inc.	761,523	22,374
*	NV5 Global Inc.	159,844	22,078
*	Veritiv Corp.	178,279	21,852
*,1	Proterra Inc.	2,426,208	21,423
	Lindsay Corp.	140,318	21,328
	Shyft Group Inc.	426,399	20,949

Extended Market Index Fund
		Shares	Market Value• ($000)
	Tennant Co.	252,910	20,496
	Astec Industries Inc.	291,406	20,186
*	Gates Industrial Corp. plc	1,265,850	20,140
	Greenbrier Cos. Inc.	438,403	20,118
	Alamo Group Inc.	133,754	19,686
	Kforce Inc.	259,719	19,536
*	AeroVironment Inc.	311,203	19,304
*	Proto Labs Inc.	366,814	18,836
*,1	Hertz Global Holdings Inc.	753,137	18,821
	Standex International Corp.	168,212	18,614
*	Cimpress plc	257,235	18,421
	H&E Equipment Services Inc.	410,596	18,177
	Healthcare Services Group Inc.	1,014,499	18,048
	AZZ Inc.	322,632	17,838
*	Harsco Corp.	1,067,524	17,838
*,1	Microvast Holdings Inc.	3,133,030	17,733
	Griffon Corp.	617,864	17,597
*	PGT Innovations Inc.	781,115	17,567
	Deluxe Corp.	544,049	17,469
	Primoris Services Corp.	699,608	16,777
	Columbus McKinnon Corp.	361,954	16,744
	ADT Inc.	1,962,905	16,508
*	AAR Corp.	420,640	16,418
*,1	TuSimple Holdings Inc. Class A	455,064	16,314
	Enerpac Tool Group Corp. Class A	802,798	16,281
*	Triumph Group Inc.	876,662	16,245
*	CoreCivic Inc.	1,620,023	16,152
*	Fluence Energy Inc. Class A	449,429	15,982
	Apogee Enterprises Inc.	326,294	15,711
	Kaman Corp.	351,879	15,184
	Pitney Bowes Inc.	2,239,887	14,850
	Matthews International Corp. Class A	398,161	14,601
*	Core & Main Inc. Class A	476,658	14,462
	Marten Transport Ltd.	829,297	14,231
*	Huron Consulting Group Inc.	281,913	14,067
*	American Woodmark Corp.	215,359	14,041
*	Hillman Solutions Corp.	1,304,432	14,023
*	Construction Partners Inc. Class A	471,067	13,854
*	TrueBlue Inc.	488,711	13,523
*	Hydrofarm Holdings Group Inc.	476,179	13,471
*	Great Lakes Dredge & Dock Corp.	851,587	13,387
		Shares	Market Value• ($000)
	Steelcase Inc. Class A	1,129,524	13,238
	Interface Inc. Class A	815,840	13,013
*,1	Blink Charging Co.	489,775	12,984
*	Hawaiian Holdings Inc.	706,666	12,981
*	NOW Inc.	1,506,675	12,867
*	US Ecology Inc.	402,862	12,867
	Schneider National Inc. Class B	474,528	12,770
	Gorman-Rupp Co.	283,745	12,641
*	Cornerstone Building Brands Inc.	721,347	12,580
*	BlueLinx Holdings Inc.	130,621	12,508
	Wabash National Corp.	626,493	12,229
*,1	Desktop Metal Inc. Class A	2,465,492	12,204
	Heidrick & Struggles International Inc.	274,433	12,001
*,1	Bird Global Inc. Class A	1,936,858	11,950
*	Parsons Corp.	354,505	11,929
*	Viad Corp.	276,787	11,844
*,1	Astra Space Inc.	1,679,761	11,641
	Quanex Building Products Corp.	459,121	11,377
*	Energy Recovery Inc.	526,960	11,324
	Douglas Dynamics Inc.	288,897	11,284
*	Sun Country Airlines Holdings Inc.	413,012	11,255
	ACCO Brands Corp.	1,348,954	11,142
*,1	Wheels Up Experience Inc.	2,366,594	10,981
*	RR Donnelley & Sons Co.	973,075	10,957
	Insteel Industries Inc.	275,196	10,956
*	Sterling Construction Co. Inc.	401,993	10,572
*	First Advantage Corp.	550,357	10,479
	Heartland Express Inc.	587,099	9,875
	CRA International Inc.	104,619	9,767
*	BrightView Holdings Inc.	685,122	9,647
*,1	Hyliion Holdings Corp.	1,528,507	9,477
*,1	Archer Aviation Inc. Class A	1,554,649	9,390
*	Titan Machinery Inc.	276,497	9,315
*	Manitowoc Co. Inc.	492,106	9,148
*	Forrester Research Inc.	151,790	8,915
	Global Industrial Co.	217,672	8,903
*	Janus International Group Inc.	706,781	8,849
	VSE Corp.	141,533	8,625
	Argan Inc.	220,935	8,548
[1]	Eagle Bulk Shipping Inc.	187,449	8,529
*,1	Sarcos Technology & Robotics Corp.	831,958	8,303
*,1	ESS Tech Inc.	723,058	8,272
*	Daseke Inc.	814,835	8,181

Extended Market Index Fund
		Shares	Market Value• ($000)
	Kelly Services Inc. Class A	486,300	8,155
*	Transcat Inc.	87,962	8,130
*	SP Plus Corp.	284,775	8,036
*	Thermon Group Holdings Inc.	473,372	8,014
	Genco Shipping & Trading Ltd.	499,389	7,990
*	CIRCOR International Inc.	289,097	7,858
*,1	Hyzon Motors Inc.	1,207,315	7,835
*	PAE Inc.	784,868	7,794
*	Titan International Inc.	710,866	7,791
*	Vectrus Inc.	168,114	7,695
	Resources Connection Inc.	426,036	7,600
[1]	Tecnoglass Inc.	286,507	7,504
*	TPI Composites Inc.	499,424	7,471
*,1	Skillsoft Corp.	809,218	7,404
	Ennis Inc.	369,337	7,213
*	Heritage-Crystal Clean Inc.	224,244	7,180
*	Ducommun Inc.	152,608	7,137
*	Tutor Perini Corp.	575,518	7,119
*	Franklin Covey Co.	151,262	7,013
	Barrett Business Services Inc.	99,674	6,883
*	Babcock & Wilcox Enterprises Inc.	746,740	6,736
*	Velo3D Inc.	804,304	6,282
*	Lawson Products Inc.	113,279	6,202
*	IES Holdings Inc.	122,362	6,196
	Rush Enterprises Inc. Class B	112,190	6,055
	REV Group Inc.	423,210	5,988
*	MRC Global Inc.	850,731	5,853
*	DXP Enterprises Inc.	226,320	5,810
*	Yellow Corp.	457,962	5,766
*	Willdan Group Inc.	163,541	5,757
	Allied Motion Technologies Inc.	156,190	5,699
*,1	Blade Air Mobility Inc.	638,775	5,640
*,1	Red Violet Inc.	135,069	5,361
	Omega Flex Inc.	41,920	5,322
	Kimball International Inc. Class B	518,167	5,301
*	Frontier Group Holdings Inc.	388,093	5,266
	Hyster-Yale Materials Handling Inc.	127,694	5,248
*,1	Custom Truck One Source Inc.	627,547	5,020
	Miller Industries Inc.	148,394	4,956
*	Alta Equipment Group Inc.	335,658	4,914
*	Radiant Logistics Inc.	664,309	4,843
*	HireRight Holdings Corp.	294,035	4,705
	National Presto Industries Inc.	56,574	4,641
*,1	Romeo Power Inc.	1,260,601	4,601
		Shares	Market Value• ($000)
*	Spire Global Inc.	1,358,280	4,591
*,1	Markforged Holding Corp.	850,574	4,568
*	Astronics Corp.	348,489	4,182
*,1	Legalzoom.com Inc.	252,532	4,058
	Powell Industries Inc.	133,383	3,933
*	Sterling Check Corp.	191,168	3,921
*,1	Eos Energy Enterprises Inc.	513,836	3,864
*	Covenant Logistics Group Inc. Class A	145,760	3,852
*	American Superconductor Corp.	348,051	3,787
*	Acacia Research Corp.	707,269	3,628
*	PAM Transportation Services Inc.	50,049	3,554
*,1	Advent Technologies Holdings Inc.	505,567	3,544
*	Blue Bird Corp.	220,816	3,454
*	Infrastructure & Energy Alternatives Inc.	375,133	3,451
*	Northwest Pipe Co.	106,716	3,394
*	BlackSky Technology Inc.	754,219	3,386
	Park Aerospace Corp.	256,061	3,380
*	Huttig Building Products Inc.	295,431	3,270
*	Aris Water Solution Inc. Class A	252,491	3,270
*,1	View Inc.	819,029	3,202
*	Vidler Water Resouces Inc.	263,877	3,188
*	Commercial Vehicle Group Inc.	387,706	3,125
*	Matrix Service Co.	390,745	2,938
*,1	Momentus Inc.	683,481	2,857
	LSI Industries Inc.	397,782	2,729
	Hurco Cos. Inc.	90,466	2,687
*	CECO Environmental Corp.	427,598	2,664
*	Berkshire Grey Inc.	482,563	2,654
	Park-Ohio Holdings Corp.	125,056	2,647
*	Byrna Technologies Inc.	196,900	2,629
*	NN Inc.	612,157	2,510
*,1	Nuvve Holding Corp.	177,660	2,366
*	Xos Inc.	747,681	2,355
*	EVI Industries Inc.	74,732	2,334
	Preformed Line Products Co.	35,415	2,291
*	INNOVATE Corp.	616,408	2,281
*	Mesa Air Group Inc.	403,224	2,258
*	Concrete Pumping Holdings Inc.	275,179	2,256
*,1	Lightning eMotors Inc.	372,740	2,240
	Eastern Co.	88,795	2,234
*,1	Beam Global	119,987	2,232
*,1	Agrify Corp.	237,662	2,186

Extended Market Index Fund
		Shares	Market Value• ($000)
*	AerSale Corp.	122,479	2,173
*	DLH Holdings Corp.	100,453	2,081
*	Hudson Technologies Inc.	464,105	2,061
*	FTC Solar Inc.	271,125	2,050
*	USA Truck Inc.	102,838	2,044
	Cadre Holdings Inc.	79,243	2,014
*	Quad/Graphics Inc.	490,560	1,962
	BGSF Inc.	136,529	1,959
*	L B Foster Co. Class A	142,200	1,955
*	Mistras Group Inc.	260,690	1,937
	ARC Document Solutions Inc.	533,380	1,867
*	Mayville Engineering Co. Inc.	125,036	1,864
	Graham Corp.	147,083	1,830
*	US Xpress Enterprises Inc. Class A	311,378	1,828
*,1	Orbital Energy Group Inc.	831,169	1,820
*	Orion Group Holdings Inc.	456,467	1,721
*	Atlas Technical Consultants Inc. Class A	203,067	1,710
*,1	KULR Technology Group Inc.	619,208	1,709
[1]	AeroCentury Corp.	28,591	1,707
*	Quest Resource Holding Corp.	239,167	1,660
*	Gencor Industries Inc.	140,566	1,621
*,1	AgEagle Aerial Systems Inc.	1,016,964	1,597
*	Orion Energy Systems Inc.	435,136	1,575
*,1	Redwire Corp.	232,847	1,572
	Universal Logistics Holdings Inc.	79,413	1,498
*	Karat Packaging Inc.	71,174	1,438
*	Twin Disc Inc.	129,437	1,419
*,1	LiqTech International Inc.	246,351	1,409
*	Bowman Consulting Group Ltd.	61,694	1,311
*	Urban-Gro Inc.	121,009	1,268
*	Manitex International Inc.	195,893	1,246
*	Performant Financial Corp.	515,495	1,242
*,1	Aqua Metals Inc.	989,763	1,217
*	Hill International Inc.	616,501	1,202
*	Sunworks Inc.	388,148	1,192
*	HyreCar Inc.	251,372	1,184
*,1	Energous Corp.	897,593	1,122
*,1	Ocean Power Technologies Inc.	752,572	1,114
*	GEE Group Inc.	1,898,034	1,082
*	Alpha Pro Tech Ltd.	176,646	1,055
	Acme United Corp.	30,999	1,045
	NL Industries Inc.	134,360	994
*	Limbach Holdings Inc.	109,220	983
		Shares	Market Value• ($000)
*	VirTra Inc.	139,803	979
*	RCM Technologies Inc.	132,622	944
*	Westwater Resources Inc.	438,140	942
*	Ideal Power Inc.	77,902	940
*,1	BitNile Holdings Inc.	716,077	852
	HireQuest Inc.	39,177	790
*	Mastech Digital Inc.	46,161	788
	Innovative Solutions & Support Inc.	118,046	774
*	Charah Solutions Inc.	155,260	734
*	Williams Industrial Services Group Inc.	244,347	731
	Pangaea Logistics Solutions Ltd.	181,573	686
*	FreightCar America Inc.	183,723	678
*	Ultralife Corp.	109,767	663
*	Capstone Green Energy Corp.	192,817	640
*	Perma-Fix Environmental Services Inc.	99,897	632
*	Perma-Pipe International Holdings Inc.	72,289	622
*,1	India Globalization Capital Inc.	629,478	615
*	Armstrong Flooring Inc.	308,553	611
*	Volt Information Sciences Inc.	189,655	552
*	Hudson Global Inc.	18,261	526
*,1	iSun Inc.	87,229	520
*,1	Akerna Corp.	296,093	518
*	Willis Lease Finance Corp.	13,303	501
*	Fuel Tech Inc.	347,225	486
*	Team Inc.	441,525	481
*	Virco Manufacturing Corp.	152,389	466
*,1	Flux Power Holdings Inc.	107,827	463
*	Broadwind Inc.	242,181	455
*,1	Odyssey Marine Exploration Inc.	85,385	444
*	CPI Aerostructures Inc.	160,138	437
*	Air T Inc.	17,055	429
*	LS Starrett Co. Class A	44,215	413
*,1	Air Industries Group	452,721	411
[1]	Pioneer Power Solutions Inc.	52,857	396
*	Taylor Devices Inc.	35,698	389
*	SIFCO Industries Inc.	59,569	387
*	Jewett-Cameron Trading Co. Ltd.	44,541	375
*,1	Energy Focus Inc.	81,557	348
*,1	SG Blocks Inc.	183,195	344
*	DSS Inc.	433,041	291
*,1	Polar Power Inc.	79,893	286

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Shapeways Holdings Inc.	71,943	267
*,1	Sigma Labs Inc.	135,116	249
*	Servotronics Inc.	19,402	246
*	Astrotech Corp.	350,646	238
*,1	Gaucho Group Holdings Inc.	107,968	230
*,1	Renovare Environmental Inc.	259,346	182
*,1	ShiftPixy Inc.	154,308	181
*,1	TOMI Environmental Solutions Inc.	107,702	178
*	JanOne Inc.	39,400	161
*,1	Applied UV Inc.	59,088	160
*,1,2	FTE Networks Inc.	82,837	124
*	Wilhelmina International Inc.	22,778	120
*	Helbiz Inc.	21,892	120
	Patriot Transportation Holding Inc.	14,422	116
	Espey Manufacturing & Electronics Corp.	7,053	100
*,1	Staffing 360 Solutions Inc.	90,297	83
	Chicago Rivet & Machine Co.	2,905	76
	CompX International Inc.	2,775	62
*	P&F Industries Inc. Class A	9,628	59
*	Recruiter.com Group Inc.	14,094	37
*	Art's-Way Manufacturing Co. Inc.	4,243	15
*,2	Recycling Asset Holdings Inc.	43,054	5
			15,078,163
Information Technology (23.3%)
*	Snowflake Inc. Class A	2,922,480	989,990
	Marvell Technology Inc.	10,919,713	955,366
*	Block Inc. Class A	5,289,403	854,291
*	Palo Alto Networks Inc.	1,298,144	722,755
*	Workday Inc. Class A	2,528,985	690,868
*	Datadog Inc. Class A	3,410,734	607,486
*	Twilio Inc. Class A	2,232,542	587,918
*	Crowdstrike Holdings Inc. Class A	2,729,003	558,763
*	Trade Desk Inc. Class A	5,785,573	530,190
*	Zoom Video Communications Inc. Class A	2,872,451	528,272
*	Cloudflare Inc. Class A	3,632,746	477,706
*	MongoDB Inc.	877,698	464,609
*	Okta Inc.	1,955,425	438,348
*	HubSpot Inc.	594,868	392,107
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	21,242,167	386,820
*	ON Semiconductor Corp.	5,693,261	386,686
*	DocuSign Inc.	2,423,728	369,158
*	Zscaler Inc.	1,046,330	336,217
	VMware Inc. Class A	2,660,738	308,326
*	Unity Software Inc.	2,123,656	303,662
*	Bill.com Holdings Inc.	1,210,538	301,606
	Entegris Inc.	1,787,602	247,726
*	Splunk Inc.	2,137,932	247,401
	SS&C Technologies Holdings Inc.	2,913,994	238,889
*	Dell Technologies Inc. Class C	3,819,782	214,557
*	Nuance Communications Inc.	3,738,527	206,815
*	RingCentral Inc. Class A	1,089,216	204,065
*	Affirm Holdings Inc. Class A	1,940,824	195,169
*	GoDaddy Inc. Class A	2,199,382	186,640
	Cognex Corp.	2,334,780	181,552
*	Wolfspeed Inc.	1,531,551	171,181
*	Black Knight Inc.	2,057,226	170,523
*	Zendesk Inc.	1,604,494	167,333
*	Ciena Corp.	2,036,927	156,782
*	Dynatrace Inc.	2,597,319	156,748
*	Fair Isaac Corp.	361,195	156,639
*	Coupa Software Inc.	982,895	155,347
*	Avalara Inc.	1,152,600	148,812
*	Synaptics Inc.	513,113	148,551
*	UiPath Inc. Class A	3,426,857	147,800
*	Lattice Semiconductor Corp.	1,786,826	137,693
*	Aspen Technology Inc.	886,454	134,918
	Jabil Inc.	1,889,163	132,903
*	Manhattan Associates Inc.	835,962	129,984
*	Smartsheet Inc. Class A	1,673,559	129,617
	MKS Instruments Inc.	728,784	126,932
*	Guidewire Software Inc.	1,101,665	125,072
*	Five9 Inc.	904,002	124,138
*	Paylocity Holding Corp.	524,190	123,793
*	Arrow Electronics Inc.	914,402	122,777
	Genpact Ltd.	2,261,083	120,018
	Bentley Systems Inc. Class B	2,438,095	117,833
*	Elastic NV	953,185	117,328
*	Pure Storage Inc. Class A	3,538,072	115,164
*	First Solar Inc.	1,306,864	113,906
*	Silicon Laboratories Inc.	522,573	107,870
	Littelfuse Inc.	324,339	102,063
	Concentrix Corp.	566,873	101,255
	Azenta Inc.	978,812	100,925

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Lumentum Holdings Inc.	951,363	100,626
*	Ambarella Inc.	481,203	97,631
*	II-VI Inc.	1,391,187	95,060
	Western Union Co.	5,292,455	94,417
	Universal Display Corp.	571,684	94,345
*	Dropbox Inc. Class A	3,739,829	91,775
*	Nutanix Inc. Class A	2,806,972	89,430
*	Anaplan Inc.	1,944,030	89,134
*	Rapid7 Inc.	742,170	87,346
*	Coherent Inc.	323,901	86,333
*	New Relic Inc.	778,582	85,613
*	Euronet Worldwide Inc.	699,485	83,358
*	WEX Inc.	593,194	83,279
*	Novanta Inc.	469,260	82,745
	Dolby Laboratories Inc. Class A	860,072	81,896
*	Asana Inc. Class A	1,063,864	79,311
*	Workiva Inc. Class A	594,133	77,528
	National Instruments Corp.	1,744,924	76,201
*	Semtech Corp.	840,943	74,785
	Power Integrations Inc.	789,092	73,299
*	Blackline Inc.	702,725	72,760
	CMC Materials Inc.	370,150	70,954
*	NCR Corp.	1,753,902	70,507
*	Digital Turbine Inc.	1,153,685	70,363
*	MaxLinear Inc. Class A	924,661	69,710
*	Cirrus Logic Inc.	751,153	69,121
*	Varonis Systems Inc.	1,414,657	69,007
*	Vonage Holdings Corp.	3,308,260	68,779
	Vontier Corp.	2,228,047	68,468
*	SPS Commerce Inc.	473,256	67,368
*	Rogers Corp.	244,900	66,858
*	Tenable Holdings Inc.	1,199,656	66,065
	CDK Global Inc.	1,565,457	65,342
*	Onto Innovation Inc.	643,140	65,105
*	Mimecast Ltd.	805,952	64,130
*	Diodes Inc.	583,427	64,066
	Maximus Inc.	796,359	63,446
*	ExlService Holdings Inc.	431,999	62,540
	TD SYNNEX Corp.	542,395	62,028
*,1	Confluent Inc. Class A	812,034	61,909
*	Teradata Corp.	1,440,375	61,173
	Pegasystems Inc.	539,665	60,345
*,1	MicroStrategy Inc. Class A	110,131	59,965
*	Qualys Inc.	436,565	59,905
*	Q2 Holdings Inc.	745,641	59,234
*	Sailpoint Technologies Holdings Inc.	1,221,357	59,040
*	Fabrinet	485,050	57,464
*	SiTime Corp.	196,170	57,388
*	Calix Inc.	715,575	57,225
*	Envestnet Inc.	713,914	56,642
		Shares	Market Value• ($000)
*	Perficient Inc.	430,431	55,650
*	Mandiant Corp.	3,162,748	55,475
*	Viavi Solutions Inc.	3,102,528	54,667
*	Sprout Social Inc. Class A	598,970	54,321
	Avnet Inc.	1,296,727	53,464
*	ACI Worldwide Inc.	1,538,411	53,383
*	Marqeta Inc. Class A	3,080,918	52,899
*	Box Inc. Class A	1,989,473	52,104
*	Altair Engineering Inc. Class A	669,043	51,730
*	Alarm.com Holdings Inc.	601,383	51,003
*,1	Matterport Inc.	2,444,805	50,461
*	Fastly Inc. Class A	1,416,553	50,217
	Switch Inc. Class A	1,737,099	49,751
	Kulicke & Soffa Industries Inc.	811,078	49,103
*	MACOM Technology Solutions Holdings Inc.	623,455	48,817
*	Insight Enterprises Inc.	455,119	48,516
*	Alteryx Inc. Class A	784,506	47,463
*	FormFactor Inc.	1,019,970	46,633
	Advanced Energy Industries Inc.	495,559	45,126
*	Verint Systems Inc.	852,842	44,783
*	Qualtrics International Inc. Class A	1,251,472	44,302
	Alliance Data Systems Corp.	653,591	43,510
*,1	Marathon Digital Holdings Inc.	1,309,575	43,033
*	Viasat Inc.	962,939	42,889
*	Kyndryl Holdings Inc.	2,368,969	42,878
*	LiveRamp Holdings Inc.	888,504	42,604
*	Blackbaud Inc.	538,494	42,530
*	Rambus Inc.	1,426,607	41,928
*	CommVault Systems Inc.	597,985	41,213
*	nCino Inc.	750,857	41,192
	Xerox Holdings Corp.	1,794,958	40,638
	Badger Meter Inc.	380,906	40,589
*	Itron Inc.	591,913	40,558
	EVERTEC Inc.	775,587	38,764
	Vishay Intertechnology Inc.	1,757,985	38,447
	Belden Inc.	584,374	38,411
*	Cerence Inc.	497,445	38,124
*	Sabre Corp.	4,221,138	36,260
*	Shift4 Payments Inc. Class A	625,156	36,215
*	3D Systems Corp.	1,675,658	36,094
*	Momentive Global Inc.	1,704,171	36,043
*	Plexus Corp.	369,575	35,439
*	Sanmina Corp.	835,977	34,660
*	PagerDuty Inc.	995,781	34,603
*	Everbridge Inc.	508,843	34,260
*,1	Toast Inc. Class A	975,447	33,858

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Appian Corp.	518,775	33,829
*	Ultra Clean Holdings Inc.	589,734	33,827
*	AppLovin Corp. Class A	358,132	33,758
	Amkor Technology Inc.	1,307,900	32,423
*	Axcelis Technologies Inc.	432,651	32,258
*	NetScout Systems Inc.	965,868	31,951
*	LivePerson Inc.	868,811	31,034
*	Appfolio Inc. Class A	254,398	30,797
*	Duck Creek Technologies Inc.	988,718	29,770
*,1	C3.ai Inc. Class A	938,093	29,315
*	CommScope Holding Co. Inc.	2,645,045	29,201
*	Bottomline Technologies DE Inc.	508,883	28,737
*	Knowles Corp.	1,228,274	28,680
*	Zuora Inc. Class A	1,526,270	28,511
	InterDigital Inc.	395,503	28,330
*,1	SentinelOne Inc. Class A	554,575	28,000
*	Jamf Holding Corp.	730,470	27,765
*	BigCommerce Holdings Inc.	783,868	27,725
	Progress Software Corp.	563,040	27,178
*	Infinera Corp.	2,825,924	27,101
*	Extreme Networks Inc.	1,724,705	27,078
*,1	E2open Parent Holdings Inc.	2,328,987	26,224
*	Allegro MicroSystems Inc.	723,500	26,176
*	Verra Mobility Corp. Class A	1,680,505	25,930
	Xperi Holding Corp.	1,357,386	25,668
	McAfee Corp. Class A	994,285	25,643
*	8x8 Inc.	1,517,413	25,432
*	Super Micro Computer Inc.	577,871	25,397
*,1	IonQ Inc.	1,503,492	25,108
	Ubiquiti Inc.	80,591	24,717
	CSG Systems International Inc.	427,845	24,652
*	Cohu Inc.	642,795	24,484
*,1	Riot Blockchain Inc.	1,083,926	24,204
	Methode Electronics Inc.	491,619	24,173
*	Grid Dynamics Holdings Inc.	602,647	22,883
*,1	SunPower Corp.	1,090,251	22,754
*,1	Embark Technology Inc.	2,603,976	22,603
*	Avaya Holdings Corp.	1,118,490	22,146
*	Impinj Inc.	249,018	22,088
	TTEC Holdings Inc.	238,215	21,570
*	SMART Global Holdings Inc.	303,621	21,554
*	TTM Technologies Inc.	1,356,228	20,208
		Shares	Market Value• ($000)
*	OSI Systems Inc.	214,937	20,032
*,1	Lightwave Logic Inc.	1,335,926	19,879
*	TaskUS Inc. Class A	363,773	19,629
*	ePlus Inc.	361,206	19,462
*	Domo Inc. Class B	387,221	19,206
*	Payoneer Global Inc.	2,588,738	19,027
*	Unisys Corp.	895,634	18,423
*	Ping Identity Holding Corp.	802,613	18,364
*	Veeco Instruments Inc.	640,582	18,237
*	Repay Holdings Corp. Class A	997,088	18,217
*	DigitalOcean Holdings Inc.	223,818	17,979
*	PROS Holdings Inc.	514,084	17,731
*,1	PAR Technology Corp.	333,754	17,612
*	Ichor Holdings Ltd.	382,037	17,585
*	Alpha & Omega Semiconductor Ltd.	280,505	16,987
*,1	Navitas Semiconductor Corp.	996,764	16,955
*	Plantronics Inc.	569,770	16,717
*	Harmonic Inc.	1,408,165	16,560
*	Evo Payments Inc. Class A	637,281	16,314
*	FARO Technologies Inc.	232,560	16,284
*	Amplitude Inc. Class A	299,571	15,859
*	Olo Inc. Class A	759,652	15,808
*	Sumo Logic Inc.	1,148,473	15,573
*	Avid Technology Inc.	472,015	15,374
	ADTRAN Inc.	667,191	15,232
	CTS Corp.	413,068	15,168
*	Yext Inc.	1,525,574	15,134
*	Photronics Inc.	789,690	14,886
*	Informatica Inc. Class A	389,513	14,404
*	Mirion Technologies Inc.	1,365,172	14,293
*	ACM Research Inc. Class A	164,845	14,056
*	nLight Inc.	581,634	13,930
*	CEVA Inc.	312,540	13,514
*	Model N Inc.	446,041	13,395
	A10 Networks Inc.	805,154	13,349
*	KnowBe4 Inc. Class A	570,443	13,086
*	Thoughtworks Holding Inc.	484,160	12,980
*	PDF Solutions Inc.	408,285	12,979
*	Clearfield Inc.	150,297	12,688
*	Consensus Cloud Solutions Inc.	216,084	12,505
*	Freshworks Inc. Class A	475,885	12,497
*	ScanSource Inc.	351,063	12,315
*	Paycor HCM Inc.	426,740	12,294
	Benchmark Electronics Inc.	446,170	12,091
*	Arlo Technologies Inc.	1,150,195	12,066
*	Gitlab Inc. Class A	137,694	11,979
*	Agilysys Inc.	264,724	11,770

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Digi International Inc.	478,512	11,757
*	Conduent Inc.	2,196,843	11,731
*	SmartRent Inc. Class A	1,189,599	11,515
*	Rackspace Technology Inc.	826,786	11,137
*	Squarespace Inc. Class A	376,569	11,109
*,1	MicroVision Inc.	2,192,264	10,983
*	Mitek Systems Inc.	617,570	10,962
*	Telos Corp.	710,187	10,951
*	NETGEAR Inc.	370,839	10,832
*	NeoPhotonics Corp.	697,376	10,719
*,1	Tucows Inc. Class A	125,442	10,515
*	ChannelAdvisor Corp.	418,156	10,320
*	Ribbon Communications Inc.	1,679,927	10,164
	American Software Inc. Class A	387,765	10,148
*	Clearwater Analytics Holdings Inc. Class A	436,793	10,038
*	N-able Inc.	894,278	9,926
	Ebix Inc.	321,146	9,763
*	MoneyGram International Inc.	1,234,654	9,741
*	Napco Security Technologies Inc.	187,264	9,359
*,1	Aeva Technologies Inc.	1,233,883	9,328
*,1	Latch Inc.	1,231,593	9,323
*	CCC Intelligent Solutions Holdings Inc.	805,550	9,175
*,1	Datto Holding Corp.	346,602	9,133
*,1	Corsair Gaming Inc.	434,499	9,129
*	Diebold Nixdorf Inc.	998,334	9,035
*	Veritone Inc.	398,188	8,951
	Comtech Telecommunications Corp.	364,117	8,626
*	Identiv Inc.	300,298	8,450
	SolarWinds Corp.	585,880	8,314
*	OneSpan Inc.	490,106	8,297
*,1	indie Semiconductor Inc. Class A	670,005	8,033
*	Kimball Electronics Inc.	359,509	7,823
*	BTRS Holdings Inc. Class A	978,811	7,654
*,1	Meta Materials Inc.	3,099,798	7,626
	Hackett Group Inc.	368,098	7,557
*	Cantaloupe Inc.	828,294	7,355
*,1	AvePoint Inc.	1,164,273	7,323
*	International Money Express Inc.	450,188	7,185
*	I3 Verticals Inc. Class A	308,691	7,035
*	Aehr Test Systems	288,151	6,967
*	Paya Holdings Inc.	1,098,515	6,965
*,1	Digimarc Corp.	175,161	6,915
*,1	AEye Inc.	1,420,982	6,878
		Shares	Market Value• ($000)
*	Vishay Precision Group Inc.	183,360	6,806
*	Paymentus Holdings Inc. Class A	184,645	6,459
	PC Connection Inc.	149,698	6,456
	Cass Information Systems Inc.	163,074	6,412
*	Upland Software Inc.	354,140	6,353
*	Limelight Networks Inc.	1,801,276	6,178
*,1	Velodyne Lidar Inc.	1,317,278	6,112
*	CS Disco Inc.	170,701	6,103
*,1	Inseego Corp.	1,042,869	6,080
*,1	Atomera Inc.	293,795	5,911
*	Vertex Inc. Class A	368,976	5,856
*	Clear Secure Inc. Class A	182,359	5,721
*	Brightcove Inc.	538,682	5,505
*,1	Expensify Inc. Class A	124,376	5,473
*	Flywire Corp.	134,754	5,129
*	Enfusion Inc. Class A	244,871	5,128
*,1	Cyxtera Technologies Inc.	404,131	5,096
*	AvidXchange Holdings Inc.	338,125	5,092
*	CyberOptics Corp.	108,821	5,060
*	Turtle Beach Corp.	222,638	4,956
*	Ouster Inc.	950,467	4,942
*	AXT Inc.	554,521	4,885
*	SEMrush Holdings Inc. Class A	231,363	4,824
	NVE Corp.	68,577	4,684
*	908 Devices Inc.	177,050	4,580
*	Benefitfocus Inc.	428,732	4,570
*	ForgeRock Inc. Class A	169,693	4,529
*,1	Cleanspark Inc.	463,104	4,409
*	GTY Technology Holdings Inc.	649,439	4,351
*,1	Eastman Kodak Co.	923,665	4,323
*,1	Akoustis Technologies Inc.	646,943	4,322
*,1	Kopin Corp.	1,037,864	4,245
*	Aviat Networks Inc.	129,599	4,158
*	WM Technology Inc.	668,302	3,996
*	Alpine 4 Holdings Inc.	1,985,056	3,811
*,1	EverCommerce Inc.	241,244	3,800
	Information Services Group Inc.	483,446	3,684
*	CoreCard Corp.	93,497	3,628
*	Luna Innovations Inc.	428,193	3,614
*	CalAmp Corp.	501,566	3,541
*	Cambium Networks Corp.	137,610	3,527
*	ShotSpotter Inc.	116,993	3,454
*	MeridianLink Inc.	159,453	3,441
*	DZS Inc.	210,679	3,417
*	Sprinklr Inc. Class A	214,675	3,407
*	Quantum Corp.	611,927	3,378
*	Intapp Inc.	132,493	3,334
*	EMCORE Corp.	446,140	3,114
*	eGain Corp.	311,555	3,109

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Evolv Technologies Holdings Inc.	692,383	3,088
*	PFSweb Inc.	236,891	3,051
*	Smith Micro Software Inc.	616,766	3,034
*,1	Rekor Systems Inc.	447,959	2,934
*,1	Ipsidy Inc.	206,209	2,893
*	Synchronoss Technologies Inc.	1,182,868	2,886
*	Daktronics Inc.	569,171	2,874
*	Pixelworks Inc.	641,564	2,823
*	Casa Systems Inc.	487,239	2,763
*,1	Couchbase Inc.	107,870	2,692
*,1	Cipher Mining Inc.	572,553	2,651
*	Rimini Street Inc.	437,983	2,615
*	Powerfleet Inc.	535,648	2,539
*,1	Phunware Inc.	955,184	2,512
*,1	LiveVox Holdings Inc.	484,371	2,495
*,1	NextNav Inc.	275,380	2,412
*	Iteris Inc.	594,898	2,380
*	VirnetX Holding Corp.	904,272	2,351
*,1	Focus Universal Inc.	257,109	2,278
*,1	Ondas Holdings Inc.	333,298	2,236
	Bel Fuse Inc. Class B	169,576	2,193
*	Everspin Technologies Inc.	193,989	2,192
*	SecureWorks Corp. Class A	136,531	2,180
*	Genasys Inc.	539,552	2,147
*	ON24 Inc.	122,769	2,130
*	Zeta Global Holdings Corp. Class A	252,527	2,126
*	Immersion Corp.	359,370	2,052
	Richardson Electronics Ltd.	150,816	2,039
*	KVH Industries Inc.	220,466	2,026
*	Lantronix Inc.	256,171	2,006
*,1	Blend Labs Inc. Class A	265,327	1,948
*,1	IronNet Inc.	450,564	1,892
*	inTEST Corp.	148,143	1,884
*	Computer Task Group Inc.	186,210	1,857
*,1	American Virtual Cloud Technologies Inc.	750,467	1,824
*	Amtech Systems Inc.	181,247	1,791
*	Applied Optoelectronics Inc.	348,449	1,791
*	Innodata Inc.	295,732	1,751
*	Asure Software Inc.	218,983	1,715
*,1	BM Technologies Inc.	185,226	1,706
*,1	Greenidge Generation Holdings Inc.	105,493	1,693
*	Viant Technology Inc. Class A	171,039	1,660
*	Airgain Inc.	152,031	1,616
*,1	Exela Technologies Inc.	1,822,328	1,599
*	Intevac Inc.	335,609	1,581
*,1	SkyWater Technology Inc.	96,677	1,568
*	PCTEL Inc.	275,624	1,563
		Shares	Market Value• ($000)
*	Airspan Networks Holdings Inc.	393,381	1,491
*	Arteris Inc.	69,377	1,465
*,1	AgileThought Inc. Class A	305,366	1,441
*,1	Backblaze Inc. Class A	82,538	1,394
*,1	Wrap Technologies Inc.	337,522	1,326
*	TransAct Technologies Inc.	118,240	1,289
*,1	SRAX Inc. Class A	286,040	1,284
*	Soluna Holdings Inc.	118,915	1,280
*,1	MICT Inc.	1,530,039	1,270
*	Stronghold Digital Mining Inc. Class A	96,856	1,245
*,1	Resonant Inc.	726,219	1,242
*	ServiceSource International Inc.	1,248,811	1,236
*	eMagin Corp.	904,971	1,167
*	Park City Group Inc.	193,141	1,124
*	Intellicheck Inc.	242,030	1,118
*,1	Inpixon	1,830,210	1,098
*	AstroNova Inc.	81,242	1,097
*	Usio Inc.	234,074	1,021
*	GSI Technology Inc.	219,225	1,015
*,1	GreenBox POS	241,671	1,015
*	Issuer Direct Corp.	34,223	1,008
	Wayside Technology Group Inc.	28,246	990
*,1	Boxlight Corp. Class A	701,328	968
*	Key Tronic Corp.	152,901	951
*,1	Quantum Computing Inc.	276,738	944
*	CPI Card Group Inc.	48,983	909
*,1	LightPath Technologies Inc. Class A	369,197	901
*,1	SeaChange International Inc.	555,067	888
*	Frequency Electronics Inc.	89,424	882
*,1	Verb Technology Co. Inc.	711,115	882
*	StarTek Inc.	160,783	839
*,1	One Stop Systems Inc.	167,844	831
*	QuickLogic Corp.	157,615	805
*	Paysign Inc.	495,746	793
*,1	Vislink Technologies Inc.	667,529	788
*,1	Inuvo Inc.	1,409,054	747
*	NetSol Technologies Inc.	188,228	742
*	Steel Connect Inc.	526,873	732
*	LGL Group Inc.	63,106	719
*	RF Industries Ltd.	89,809	718
*,1	Neonode Inc.	79,508	704
*,1	Marin Software Inc.	188,026	698
*,1	Digital Ally Inc.	646,697	692
*	Franklin Wireless Corp.	144,813	633

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Research Frontiers Inc.	360,890	621
*,1	Red Cat Holdings Inc.	298,378	621
*	ClearSign Technologies Corp.	448,479	619
*	Kaltura Inc.	181,872	613
*	Data I/O Corp.	131,381	606
*	Aware Inc.	182,226	574
*	Qumu Corp.	258,434	548
*	Wireless Telecom Group Inc.	248,831	547
*,1	AudioEye Inc.	77,855	547
*	Optical Cable Corp.	101,217	544
*,1	Intrusion Inc.	157,429	542
*	CPS Technologies Corp.	139,869	530
*	TESSCO Technologies Inc.	84,807	525
*	CSP Inc.	58,049	510
*	Trio-Tech International	37,821	508
*	SigmaTron International Inc.	45,416	469
*	RealNetworks Inc.	451,582	443
*	WidePoint Corp.	112,347	442
	Autoscope Technologies Corp.	70,421	442
*	GSE Systems Inc.	255,595	437
*	ComSovereign Holding Corp.	556,676	420
*	Peraso Inc.	96,589	406
*,1	Coda Octopus Group Inc.	45,235	362
*,1	Mullen Automotive Inc.	68,202	357
*	Electro-Sensors Inc.	53,093	340
*,1	VerifyMe Inc.	104,906	335
*,1	BSQUARE Corp.	189,335	324
*	EngageSmart Inc.	12,150	293
	Communications Systems Inc.	121,510	292
*	Research Solutions Inc.	116,162	286
*	CVD Equipment Corp.	68,503	282
*	Socket Mobile Inc.	66,909	273
*	Instructure Holdings Inc.	11,047	265
	Network-1 Technologies Inc.	92,930	262
*	AmpliTech Group Inc.	66,272	261
*,1	Bio-key International Inc.	118,874	260
*,1	NXT-ID Inc.	79,942	245
*	Bridgeline Digital Inc.	106,529	241
*	DoubleVerify Holdings Inc.	6,396	213
*	Evolving Systems Inc.	93,207	209
*	TSR Inc.	23,470	208
*	Cemtrex Inc.	244,785	201
*	ALJ Regional Holdings Inc.	106,831	194
*	Summit Wireless Technologies Inc.	134,717	187
		Shares	Market Value• ($000)
*,1	Terawulf Inc.	12,227	184
*	Glimpse Group Inc.	18,473	182
*	DatChat Inc.	58,981	179
*	Weave Communications Inc.	10,646	162
	SilverSun Technologies Inc.	34,810	155
*	ClearOne Inc.	114,463	148
*	CYNGN Inc.	32,519	146
*	Schmitt Industries Inc.	25,776	143
*	Universal Security Instruments Inc.	42,010	143
*	Alfi Inc.	61,422	141
*	Priority Technology Holdings Inc.	19,186	136
*,1	OLB Group Inc.	51,473	136
*	Kaspien Holdings Inc.	12,336	131
*,1	Auddia Inc.	71,444	127
*	UserTesting Inc.	14,898	125
*	Oblong Inc.	115,701	119
*	Braze Inc. Class A	1,493	115
	BK Technologies Corp.	44,027	106
*	Sonim Technologies Inc.	107,944	100
*	Data Storage Corp.	32,514	99
*	Nortech Systems Inc.	9,269	96
*	Crexendo Inc.	18,473	92
*	ADDvantage Technologies Group Inc.	40,013	69
*	Procore Technologies Inc.	648	52
*	Moving Image Technologies Inc.	24,263	51
*	Blonder Tongue Laboratories Inc.	77,100	45
*	Duos Technologies Group Inc.	8,483	43
	Bel Fuse Inc. Class A	2,745	40
*	Alkami Technology Inc.	1,593	32
*	Remitly Global Inc.	1,529	32
*,2	SRAX Inc.	284,252	23
*	Sono-Tek Corp.	1,196	9
*	Rubicon Technology Inc.	561	5
			25,319,696
Materials (3.7%)
	Crown Holdings Inc.	1,688,787	186,814
	RPM International Inc.	1,707,189	172,426
	Steel Dynamics Inc.	2,492,736	154,724
	Alcoa Corp.	2,483,564	147,971
	Reliance Steel & Aluminum Co.	826,631	134,096
*	Berry Global Group Inc.	1,785,993	131,771
*	Cleveland-Cliffs Inc.	6,037,502	131,436
	Olin Corp.	1,894,821	108,990
	AptarGroup Inc.	868,622	106,389
	Huntsman Corp.	2,712,530	94,613
*	Axalta Coating Systems Ltd.	2,816,740	93,290
	Royal Gold Inc.	871,067	91,645

Extended Market Index Fund
		Shares	Market Value• ($000)
	Louisiana-Pacific Corp.	1,167,623	91,483
	Eagle Materials Inc.	539,023	89,726
	Valvoline Inc.	2,390,648	89,147
	Scotts Miracle-Gro Co.	539,448	86,851
	United States Steel Corp.	3,587,351	85,415
	Ashland Global Holdings Inc.	749,610	80,703
	Sonoco Products Co.	1,302,105	75,379
	Graphic Packaging Holding Co.	3,751,421	73,153
	Chemours Co.	2,157,644	72,411
	Balchem Corp.	423,128	71,339
	Element Solutions Inc.	2,894,928	70,289
	Avient Corp.	1,200,292	67,156
*	Summit Materials Inc. Class A	1,550,977	62,256
	Commercial Metals Co.	1,579,848	57,333
	HB Fuller Co.	685,815	55,551
	Sensient Technologies Corp.	547,056	54,738
*	Livent Corp.	2,123,884	51,780
	Silgan Holdings Inc.	1,097,989	47,038
*	Arconic Corp.	1,401,734	46,271
*	MP Materials Corp.	980,972	44,556
	Westlake Chemical Corp.	435,171	42,268
	Cabot Corp.	738,700	41,515
	Quaker Chemical Corp.	174,998	40,386
*	Ingevity Corp.	518,048	37,144
	Hecla Mining Co.	7,031,504	36,704
	Tronox Holdings plc Class A	1,475,678	35,461
	Stepan Co.	279,822	34,779
	Minerals Technologies Inc.	438,233	32,057
	NewMarket Corp.	91,089	31,218
	Innospec Inc.	317,846	28,714
*	Allegheny Technologies Inc.	1,662,809	26,489
	Trinseo plc	499,749	26,217
	Greif Inc. Class A	428,738	25,883
*	O-I Glass Inc.	2,012,452	24,210
	Materion Corp.	262,088	24,096
*	Ferro Corp.	1,084,781	23,681
	Compass Minerals International Inc.	450,948	23,034
	Worthington Industries Inc.	411,680	22,502
*	GCP Applied Technologies Inc.	687,730	21,774
	TriMas Corp.	558,964	20,682
*	Kraton Corp.	426,245	19,744
*	Ranpak Holdings Corp. Class A	509,501	19,147
	Kaiser Aluminum Corp.	202,382	19,012
	Carpenter Technology Corp.	647,794	18,909
	AdvanSix Inc.	382,118	18,055
		Shares	Market Value• ($000)
	Warrior Met Coal Inc.	686,894	17,660
*	Coeur Mining Inc.	3,432,082	17,298
	Schnitzer Steel Industries Inc. Class A	325,680	16,909
*	Alpha Metallurgical Resources Inc.	233,865	14,277
*	Orion Engineered Carbons SA	758,669	13,929
*	Amyris Inc.	2,558,983	13,844
*	Sylvamo Corp.	478,919	13,357
	Schweitzer-Mauduit International Inc.	411,605	12,307
*	Century Aluminum Co.	676,788	11,208
	Hawkins Inc.	265,811	10,486
*,1	Origin Materials Inc.	1,555,449	10,033
	Resolute Forest Products Inc.	653,126	9,973
	Chase Corp.	98,266	9,783
*,1	PureCycle Technologies Inc.	1,016,342	9,726
	Neenah Inc.	209,963	9,717
*,1	Danimer Scientific Inc.	1,129,468	9,623
	Glatfelter Corp.	559,165	9,618
	Myers Industries Inc.	472,346	9,452
*	Koppers Holdings Inc.	300,920	9,419
*	TimkenSteel Corp.	567,605	9,366
	Verso Corp. Class A	345,560	9,337
*	Forterra Inc.	382,614	9,099
*	Piedmont Lithium Inc.	166,905	8,756
*	Clearwater Paper Corp.	233,840	8,575
*	Diversey Holdings Ltd.	630,893	8,397
	Ecovyst Inc.	748,597	7,666
	SunCoke Energy Inc.	1,140,964	7,519
	Pactiv Evergreen Inc.	590,355	7,486
	Haynes International Inc.	176,988	7,138
	Mercer International Inc.	572,447	6,864
*	Gatos Silver Inc.	624,242	6,480
*	UFP Technologies Inc.	89,848	6,313
	American Vanguard Corp.	381,135	6,247
	Ryerson Holding Corp.	193,146	5,031
*	Rayonier Advanced Materials Inc.	878,010	5,013
*	Intrepid Potash Inc.	117,023	5,000
*	LSB Industries Inc.	417,251	4,611
*	Loop Industries Inc.	360,785	4,427
	Tredegar Corp.	362,062	4,280
	Kronos Worldwide Inc.	273,382	4,103
*,1	McEwen Mining Inc.	4,342,722	3,850
	Olympic Steel Inc.	135,370	3,181
	FutureFuel Corp.	392,331	2,997
*	Smith-Midland Corp.	58,159	2,733
	United States Lime & Minerals Inc.	21,070	2,718
*	Trecora Resources	330,514	2,671
*	Synalloy Corp.	114,447	1,880

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Advanced Emissions Solutions Inc.	280,584	1,857
	Gold Resource Corp.	1,097,065	1,711
*	Ramaco Resources Inc.	125,702	1,710
*	Zymergen Inc.	228,875	1,531
	Northern Technologies International Corp.	89,504	1,369
*	Flotek Industries Inc.	940,861	1,063
*	Marrone Bio Innovations Inc.	1,424,715	1,026
*	Universal Stainless & Alloy Products Inc.	113,722	897
*	Core Molding Technologies Inc.	97,729	832
	Friedman Industries Inc.	85,667	804
*	Ampco-Pittsburgh Corp.	158,635	793
*	AgroFresh Solutions Inc.	393,836	784
*	Crown ElectroKinetics Corp.	173,237	691
*	Comstock Mining Inc.	503,522	650
*,1	United States Antimony Corp.	1,197,293	596
*,1	Golden Minerals Co.	1,362,026	476
*	US Gold Corp.	48,538	435
*	Solitario Zinc Corp.	784,751	392
*	Hycroft Mining Holding Corp.	526,322	321
*	Paramount Gold Nevada Corp.	339,615	237
*,2	Partners LP CVR	40,838	3
*,2	Ikonics Corp. CVR	12,227	—
			4,028,956
Other (0.0%)[3]
*,2	Media General Inc. CVR	1,202,098	47
*,2	Biosante Pharmaceutical Inc. CVR	44,795	—
			47
Real Estate (7.4%)
	Invitation Homes Inc.	7,858,168	356,289
	Sun Communities Inc.	1,530,166	321,289
	VICI Properties Inc.	8,305,247	250,071
	Camden Property Trust	1,346,281	240,553
	WP Carey Inc.	2,455,964	201,512
	Equity LifeStyle Properties Inc.	2,253,330	197,527
	Medical Properties Trust Inc.	7,898,558	186,643
*	Jones Lang LaSalle Inc.	667,431	179,766
	Life Storage Inc.	1,087,492	166,582
	CubeSmart	2,873,302	163,520
	American Homes 4 Rent Class A	3,744,428	163,294
		Shares	Market Value• ($000)
	Rexford Industrial Realty Inc.	2,008,744	162,929
	CyrusOne Inc.	1,681,185	150,836
	Gaming & Leisure Properties Inc.	3,002,727	146,113
*	Zillow Group Inc. Class C	2,256,246	144,061
	Lamar Advertising Co. Class A	1,152,622	139,813
	EastGroup Properties Inc.	535,217	121,949
	Americold Realty Trust	3,546,009	116,274
	Apartment Income REIT Corp.	2,094,845	114,525
	First Industrial Realty Trust Inc.	1,728,909	114,454
	National Retail Properties Inc.	2,340,848	112,525
	STORE Capital Corp.	3,266,384	112,364
	STAG Industrial Inc.	2,310,253	110,800
	American Campus Communities Inc.	1,850,008	105,987
	Brixmor Property Group Inc.	3,947,673	100,310
	Healthcare Trust of America Inc. Class A	2,916,828	97,393
	Omega Healthcare Investors Inc.	3,188,121	94,336
	Kilroy Realty Corp.	1,396,856	92,835
	Terreno Realty Corp.	985,919	84,089
	Innovative Industrial Properties Inc.	316,284	83,154
	Cousins Properties Inc.	1,994,481	80,338
	Spirit Realty Capital Inc.	1,644,800	79,263
	Douglas Emmett Inc.	2,341,771	78,449
	Rayonier Inc.	1,909,969	77,086
*	Opendoor Technologies Inc.	5,126,633	74,900
	National Storage Affiliates Trust	1,079,766	74,720
*	Ryman Hospitality Properties Inc.	727,702	66,919
	Agree Realty Corp.	918,635	65,554
	SL Green Realty Corp.	886,497	63,562
	Kite Realty Group Trust	2,897,125	63,099
	Highwoods Properties Inc.	1,378,630	61,473
	Healthcare Realty Trust Inc.	1,930,295	61,074
*	Park Hotels & Resorts Inc.	3,129,084	59,077
	LXP Industrial Trust	3,726,146	58,202
*	DigitalBridge Group Inc.	6,778,191	56,462
*	Howard Hughes Corp.	545,423	55,513
	Physicians Realty Trust	2,911,762	54,828
*	Redfin Corp.	1,390,119	53,367
	PotlatchDeltic Corp.	880,947	53,051

Extended Market Index Fund
		Shares	Market Value• ($000)
	Broadstone Net Lease Inc.	2,136,218	53,021
	Outfront Media Inc.	1,919,185	51,473
	Hudson Pacific Properties Inc.	2,004,105	49,521
	PS Business Parks Inc.	264,663	48,743
	Macerich Co.	2,785,079	48,126
	EPR Properties	985,212	46,788
	Essential Properties Realty Trust Inc.	1,602,705	46,206
	Apple Hospitality REIT Inc.	2,802,701	45,264
	Uniti Group Inc.	3,136,655	43,945
*	Cushman & Wakefield plc	1,967,742	43,763
	JBG SMITH Properties	1,497,491	42,993
	Corporate Office Properties Trust	1,487,462	41,604
*	Equity Commonwealth	1,597,870	41,385
	Sabra Health Care REIT Inc.	2,985,918	40,429
	Newmark Group Inc. Class A	2,156,325	40,323
	Pebblebrook Hotel Trust	1,720,825	38,495
	Kennedy-Wilson Holdings Inc.	1,594,169	38,069
	SITE Centers Corp.	2,358,878	37,341
	Independence Realty Trust Inc.	1,382,535	35,711
	National Health Investors Inc.	596,103	34,258
*	Sunstone Hotel Investors Inc.	2,850,561	33,437
	Retail Opportunity Investments Corp.	1,568,871	30,750
	Four Corners Property Trust Inc.	1,043,390	30,686
*	Zillow Group Inc. Class A	492,427	30,639
	RLJ Lodging Trust	2,178,513	30,347
	Piedmont Office Realty Trust Inc. Class A	1,639,699	30,138
	Brandywine Realty Trust	2,232,191	29,956
	eXp World Holdings Inc.	871,032	29,345
	CareTrust REIT Inc.	1,271,381	29,026
	Washington REIT	1,122,515	29,017
	Monmouth Real Estate Investment Corp.	1,307,041	27,461
	Urban Edge Properties	1,436,345	27,291
*	Xenia Hotels & Resorts Inc.	1,488,950	26,965
*	DiamondRock Hospitality Co.	2,746,866	26,397
		Shares	Market Value• ($000)
	Easterly Government Properties Inc. Class A	1,141,690	26,167
	Tanger Factory Outlet Centers Inc.	1,347,488	25,980
*	Realogy Holdings Corp.	1,542,223	25,925
	American Assets Trust Inc.	689,890	25,892
	Acadia Realty Trust	1,155,977	25,235
	NexPoint Residential Trust Inc.	293,988	24,645
[1]	InvenTrust Properties Corp.	884,853	24,121
[1]	iStar Inc.	931,503	24,061
*,1	WeWork Inc.	2,779,515	23,904
	Alexander & Baldwin Inc.	945,967	23,734
	St. Joe Co.	430,446	22,405
	Industrial Logistics Properties Trust	856,940	21,466
	Centerspace	193,251	21,432
	Global Net Lease Inc.	1,375,369	21,016
*	Veris Residential Inc.	1,035,149	19,026
	Service Properties Trust	2,139,202	18,804
	Paramount Group Inc.	2,104,873	17,555
	Empire State Realty Trust Inc. Class A	1,938,965	17,257
	LTC Properties Inc.	502,951	17,171
	UMH Properties Inc.	620,407	16,956
	Getty Realty Corp.	513,977	16,493
*	Marcus & Millichap Inc.	319,736	16,454
*	Apartment Investment & Management Co. Class A	2,099,023	16,204
	Office Properties Income Trust	640,574	15,912
	RPT Realty	1,156,336	15,472
	Safehold Inc.	185,902	14,844
	American Finance Trust Inc. Class A	1,622,374	14,812
	Plymouth Industrial REIT Inc.	451,534	14,449
	Community Healthcare Trust Inc.	298,589	14,114
	Global Medical REIT Inc.	789,585	14,015
*	Orion Office REIT Inc.	735,291	13,728
	Gladstone Land Corp.	401,118	13,542
*	Summit Hotel Properties Inc.	1,372,845	13,399
	Gladstone Commercial Corp.	510,892	13,166
	GEO Group Inc.	1,652,903	12,810
	Preferred Apartment Communities Inc.	705,573	12,743
	Armada Hoffler Properties Inc.	820,340	12,486
*	Doma Holdings Inc.	2,345,875	11,917
	NETSTREIT Corp.	517,525	11,851

Extended Market Index Fund
		Shares	Market Value• ($000)
	City Office REIT Inc.	591,456	11,663
	Universal Health Realty Income Trust	180,671	10,744
	Diversified Healthcare Trust	3,391,196	10,479
*	Douglas Elliman Inc.	880,772	10,129
	Bluerock Residential Growth REIT Inc. Class A	348,274	9,191
*	CorePoint Lodging Inc.	550,557	8,644
	Saul Centers Inc.	161,812	8,579
	Urstadt Biddle Properties Inc. Class A	400,383	8,528
*	Chatham Lodging Trust	616,014	8,452
	RE/MAX Holdings Inc. Class A	272,289	8,302
	Phillips Edison & Co. Inc.	243,153	8,034
	Alexander's Inc.	30,388	7,910
	RMR Group Inc. Class A	221,877	7,695
	One Liberty Properties Inc.	217,840	7,685
	Franklin Street Properties Corp.	1,284,410	7,642
*	Seritage Growth Properties Class A	523,924	6,952
	Indus Realty Trust Inc.	85,393	6,922
	Whitestone REIT	638,419	6,467
*	Tejon Ranch Co.	335,369	6,399
*,1	Offerpad Solutions Inc.	969,657	6,206
	CatchMark Timber Trust Inc. Class A	701,310	6,108
*	Forestar Group Inc.	257,983	5,611
*	FRP Holdings Inc.	96,904	5,601
	Farmland Partners Inc.	399,633	4,776
	CTO Realty Growth Inc.	76,555	4,702
	Cedar Realty Trust Inc.	179,560	4,509
*	Hersha Hospitality Trust Class A	445,164	4,082
	Postal Realty Trust Inc. Class A	203,878	4,037
*	Ashford Hospitality Trust Inc.	409,533	3,931
	BRT Apartments Corp.	159,953	3,837
*	Braemar Hotels & Resorts Inc.	703,681	3,589
*	Stratus Properties Inc.	95,187	3,481
	Alpine Income Property Trust Inc.	144,159	2,889
	Clipper Realty Inc.	217,586	2,163
	New York City REIT Inc. Class A	152,611	1,619
*	Power REIT	23,415	1,613
	Retail Value Inc.	246,624	1,583
*	Altisource Portfolio Solutions SA	135,146	1,516
		Shares	Market Value• ($000)
*	Fathom Holdings Inc.	70,973	1,452
	CIM Commercial Trust Corp.	186,383	1,370
*	Pennsylvania REIT	918,301	937
*	Transcontinental Realty Investors Inc.	22,463	878
*	Maui Land & Pineapple Co. Inc.	87,398	870
*	AMREP Corp.	56,416	857
[1]	CorEnergy Infrastructure Trust Inc.	234,079	733
*,1	Rafael Holdings Inc. Class B	140,092	714
*	Trinity Place Holdings Inc.	313,786	577
*	Sotherly Hotels Inc.	218,019	456
	Global Self Storage Inc.	79,508	452
*	InterGroup Corp.	6,757	365
*	Wheeler REIT Inc.	146,044	283
*	Comstock Holding Cos. Inc. Class A	52,273	255
*	JW Mays Inc.	4,600	187
*,2	Spirit MTA REIT	653,668	175
*	American Realty Investors Inc.	12,316	156
*	Compass Inc. Class A	16,022	146
	InnSuites Hospitality Trust	51,296	112
	Medalist Diversified REIT Inc.	91,118	109
*	Alset EHome International Inc.	179,134	100
*,2	Altisource Asset Management Corp.	2,609	47
*	HMG/Courtland Properties Inc.	1,000	23
*	CKX Lands Inc.	1,000	12
			8,102,342
Utilities (2.0%)
*	PG&E Corp.	19,955,840	242,264
	Essential Utilities Inc.	3,017,317	162,000
	Vistra Corp.	6,388,390	145,464
	UGI Corp.	2,732,904	125,468
	OGE Energy Corp.	2,639,966	101,322
	MDU Resources Group Inc.	2,683,631	82,763
	National Fuel Gas Co.	1,199,038	76,666
	IDACORP Inc.	674,707	76,451
	Portland General Electric Co.	1,180,151	62,454
	Hawaiian Electric Industries Inc.	1,459,120	60,553
	Black Hills Corp.	827,923	58,426
	Southwest Gas Holdings Inc.	795,668	55,737
	ONE Gas Inc.	694,249	53,867
	New Jersey Resources Corp.	1,249,740	51,314
	PNM Resources Inc.	1,123,414	51,239

Extended Market Index Fund
		Shares	Market Value• ($000)
	American States Water Co.	473,955	49,026
	California Water Service Group	680,959	48,934
	Ormat Technologies Inc.	587,789	46,612
	Clearway Energy Inc. Class C	1,278,776	46,074
	ALLETE Inc.	691,092	45,854
	Avangrid Inc.	902,180	45,001
	Spire Inc.	674,228	43,973
	Avista Corp.	936,877	39,808
	Otter Tail Corp.	556,091	39,716
	NorthWestern Corp.	693,595	39,646
	MGE Energy Inc.	478,139	39,327
	South Jersey Industries Inc.	1,465,616	38,282
*	Sunnova Energy International Inc.	1,216,260	33,958
	Chesapeake Utilities Corp.	230,697	33,638
	Middlesex Water Co.	227,637	27,385
	SJW Group	366,853	26,854
	Northwest Natural Holding Co.	419,912	20,483
	Unitil Corp.	222,487	10,232
	York Water Co.	188,112	9,364
	Clearway Energy Inc. Class A	257,240	8,612
*,1	Montauk Renewables Inc.	805,059	8,252
	Artesian Resources Corp. Class A	110,634	5,126
*	Pure Cycle Corp.	257,764	3,763
	RGC Resources Inc.	101,978	2,346
	Via Renewables Inc. Class A	197,139	2,253
	Global Water Resources Inc.	124,335	2,126
	Genie Energy Ltd. Class B	326,109	1,816
*	Cadiz Inc.	379,213	1,464
			2,125,913
Total Common Stocks (Cost $73,769,579)			107,811,827
Preferred Stocks (0.0%)
	Meta Materials Inc. Pfd., 1/31/22	1,758,570	2,655
	FAT Brands Inc. Pfd., 8.250%, 2/7/22	7,939	147
	Shares	Market Value• ($000)
Air T Funding Pfd., 8.000%, 6/7/24	704	17
Total Preferred Stocks (Cost $143)		2,819
	Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
GAMCO Investors Inc., 4.000%,6/15/23 (Cost $139)	139	138
	Shares
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5] Vanguard Market Liquidity Fund, 0.090% (Cost $2,819,673)	28,200,561	2,819,774
Total Investments (101.8%) (Cost $76,589,534)		110,634,558
Other Assets and Liabilities—Net (-1.8%)		(1,919,683)
Net Assets (100%)		108,714,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,780,489,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,962,441,000 was received for securities on loan, of which $1,909,907,000 is held in Vanguard Market Liquidity Fund and $52,534,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	4,313	483,660	6,726
E-mini S&P 500 Index	March 2022	454	108,018	3,345
E-mini S&P Mid-Cap 400 Index	March 2022	110	31,214	726
				10,797

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chewy Inc. Class A	1/31/22	GSI	17,475	(0.109)[1]	805	—
DocuSign Inc.	8/31/22	BOANA	44,838	(0.068)[2]	—	(17,120)
Lucid Group Inc.	1/31/22	GSI	75,090	(0.109)[1]	—	(5,081)
Roku Inc.	1/31/22	GSI	66,281	(0.109)[1]	7,882	—
Seagen Inc.	8/31/22	BOANA	12,000	(0.071)[2]	—	(406)
Sirius XM Holdings Inc.	1/31/22	GSI	25,520	(0.109)[1]	—	(121)
Snowflake Inc. Class A	8/31/22	BOANA	53,744	(0.071)[2]	—	(224)
Wayfair Inc. Class A	8/31/22	BOANA	32,219	(0.069)[2]	—	(7,525)
					8,687	(30,477)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $6,895,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $73,769,861)	107,814,784
Affiliated Issuers (Cost $2,819,673)	2,819,774
Total Investments in Securities	110,634,558
Investment in Vanguard	3,613
Cash	13,673
Cash Collateral Pledged—Futures Contracts	36,682
Cash Collateral Pledged—Over-the-Counter Swap Contracts	23,839
Receivables for Investment Securities Sold	290,806
Receivables for Accrued Income	78,182
Receivables for Capital Shares Issued	46,615
Unrealized Appreciation—Over-the-Counter Swap Contracts	8,687
Total Assets	111,136,655
Liabilities
Payables for Investment Securities Purchased	16,618
Collateral for Securities on Loan	1,962,441
Payables for Capital Shares Redeemed	408,691
Payables to Vanguard	2,189
Variation Margin Payable—Futures Contracts	1,364
Unrealized Depreciation—Over-the-Counter Swap Contracts	30,477
Total Liabilities	2,421,780
Net Assets	108,714,875

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	78,046,007
Total Distributable Earnings (Loss)	30,668,868
Net Assets	108,714,875

Investor Shares—Net Assets
Applicable to 2,872,156 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	398,648
Net Asset Value Per Share—Investor Shares	$138.80

ETF Shares—Net Assets
Applicable to 96,237,772 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,593,369
Net Asset Value Per Share—ETF Shares	$182.81

Admiral Shares—Net Assets
Applicable to 209,475,188 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,054,476
Net Asset Value Per Share—Admiral Shares	$138.70

Institutional Shares—Net Assets
Applicable to 140,279,889 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,455,599
Net Asset Value Per Share—Institutional Shares	$138.69

Institutional Plus Shares—Net Assets
Applicable to 46,668,179 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,972,928
Net Asset Value Per Share—Institutional Plus Shares	$342.27

Institutional Select Shares—Net Assets
Applicable to 117,739,788 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,239,855
Net Asset Value Per Share—Institutional Select Shares	$222.86
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	1,101,659
Interest[2]	715
Securities Lending—Net	79,006
Total Income	1,181,380
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,801
Management and Administrative—Investor Shares	821
Management and Administrative—ETF Shares	8,095
Management and Administrative—Admiral Shares	15,316
Management and Administrative—Institutional Shares	8,721
Management and Administrative—Institutional Plus Shares	4,611
Management and Administrative—Institutional Select Shares	4,229
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—ETF Shares	769
Marketing and Distribution—Admiral Shares	907
Marketing and Distribution—Institutional Shares	607
Marketing and Distribution—Institutional Plus Shares	206
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,374
Auditing Fees	50
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	422
Shareholders’ Reports—Admiral Shares	216
Shareholders’ Reports—Institutional Shares	244
Shareholders’ Reports—Institutional Plus Shares	183
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	33
Total Expenses	50,634
Net Investment Income	1,130,746
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	8,428,628
Futures Contracts	98,388
Swap Contracts	(29,203)
Realized Net Gain (Loss)	8,497,813

Extended Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,420,094
Futures Contracts	(2,721)
Swap Contracts	(22,020)
Change in Unrealized Appreciation (Depreciation)	2,395,353
Net Increase (Decrease) in Net Assets Resulting from Operations	12,023,912
1	Dividends are net of foreign withholding taxes of $525,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $706,000, ($123,000), $22,000, and ($160,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,360,927,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,130,746	872,480
Realized Net Gain (Loss)	8,497,813	8,918,158
Change in Unrealized Appreciation (Depreciation)	2,395,353	13,654,329
Net Increase (Decrease) in Net Assets Resulting from Operations	12,023,912	23,444,967
Distributions
Investor Shares	(4,470)	(4,603)
ETF Shares	(191,121)	(137,503)
Admiral Shares	(332,583)	(294,052)
Institutional Shares	(236,015)	(203,836)
Institutional Plus Shares	(169,310)	(128,356)
Institutional Select Shares	(319,405)	(266,898)
Total Distributions	(1,252,904)	(1,035,248)
Capital Share Transactions
Investor Shares	(107,099)	(104,325)
ETF Shares	2,323,941	2,263,951
Admiral Shares	(743,562)	(1,839,723)
Institutional Shares	(1,373,546)	(660,488)
Institutional Plus Shares	3,042,375	(518,910)
Institutional Select Shares	(994,136)	(297,897)
Net Increase (Decrease) from Capital Share Transactions	2,147,973	(1,157,392)
Total Increase (Decrease)	12,918,981	21,252,327
Net Assets
Beginning of Period	95,795,894	74,543,567
End of Period	108,714,875	95,795,894
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$124.83	$95.66	$75.74	$84.80	$72.76
Investment Operations
Net Investment Income[1]	1.216	.983	.962	1.193	.916
Net Realized and Unrealized Gain (Loss) on Investments	14.134	29.401	20.089	(9.104)	12.074
Total from Investment Operations	15.350	30.384	21.051	(7.911)	12.990
Distributions
Dividends from Net Investment Income	(1.380)	(1.214)	(1.131)	(1.149)	(.950)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.380)	(1.214)	(1.131)	(1.149)	(.950)
Net Asset Value, End of Period	$138.80	$124.83	$95.66	$75.74	$84.80
Total Return[2]	12.31%	32.04%	27.87%	-9.47%	17.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$399	$454	$455	$1,139	$1,548
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.04%	1.09%	1.38%	1.24%
Portfolio Turnover Rate[3]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$164.43	$126.02	$99.77	$111.72	$95.86
Investment Operations
Net Investment Income[1]	1.867	1.509	1.636	1.742	1.420
Net Realized and Unrealized Gain (Loss) on Investments	18.576	38.668	26.255	(12.036)	15.835
Total from Investment Operations	20.443	40.177	27.891	(10.294)	17.255
Distributions
Dividends from Net Investment Income	(2.063)	(1.767)	(1.641)	(1.656)	(1.395)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.063)	(1.767)	(1.641)	(1.656)	(1.395)
Net Asset Value, End of Period	$182.81	$164.43	$126.02	$99.77	$111.72
Total Return	12.44%	32.20%	28.04%	-9.37%	18.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,593	$13,761	$8,119	$6,095	$5,711
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.20%	1.40%	1.50%	1.37%
Portfolio Turnover Rate[2]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$124.75	$95.61	$75.70	$84.76	$72.72
Investment Operations
Net Investment Income[1]	1.408	1.112	1.236	1.307	1.071
Net Realized and Unrealized Gain (Loss) on Investments	14.106	29.367	19.918	(9.111)	12.026
Total from Investment Operations	15.514	30.479	21.154	(7.804)	13.097
Distributions
Dividends from Net Investment Income	(1.564)	(1.339)	(1.244)	(1.256)	(1.057)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.564)	(1.339)	(1.244)	(1.256)	(1.057)
Net Asset Value, End of Period	$138.70	$124.75	$95.61	$75.70	$84.76
Total Return[2]	12.45%	32.21%	28.03%	-9.36%	18.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,054	$26,784	$22,391	$17,644	$19,712
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.18%	1.39%	1.50%	1.37%
Portfolio Turnover Rate[3]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$124.74	$95.60	$75.69	$84.75	$72.72
Investment Operations
Net Investment Income[1]	1.413	1.125	1.239	1.319	1.085
Net Realized and Unrealized Gain (Loss) on Investments	14.115	29.364	19.925	(9.113)	12.018
Total from Investment Operations	15.528	30.489	21.164	(7.794)	13.103
Distributions
Dividends from Net Investment Income	(1.578)	(1.349)	(1.254)	(1.266)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.578)	(1.349)	(1.254)	(1.266)	(1.073)
Net Asset Value, End of Period	$138.69	$124.74	$95.60	$75.69	$84.75
Total Return	12.47%	32.23%	28.05%	-9.35%	18.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,456	$18,659	$14,927	$12,443	$13,359
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.19%	1.40%	1.51%	1.39%
Portfolio Turnover Rate[2]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$307.85	$235.94	$186.80	$209.16	$179.47
Investment Operations
Net Investment Income[1]	3.595	2.798	3.078	3.208	2.611
Net Realized and Unrealized Gain (Loss) on Investments	34.757	72.466	49.178	(22.426)	29.741
Total from Investment Operations	38.352	75.264	52.256	(19.218)	32.352
Distributions
Dividends from Net Investment Income	(3.932)	(3.354)	(3.116)	(3.142)	(2.662)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.932)	(3.354)	(3.116)	(3.142)	(2.662)
Net Asset Value, End of Period	$342.27	$307.85	$235.94	$186.80	$209.16
Total Return	12.48%	32.24%	28.07%	-9.35%	18.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,973	$11,665	$9,486	$7,559	$10,565
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.04%	1.20%	1.41%	1.52%	1.40%
Portfolio Turnover Rate[2]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$200.45	$153.63	$121.63	$136.19	$116.85
Investment Operations
Net Investment Income[1]	2.352	1.855	2.059	2.184	1.891
Net Realized and Unrealized Gain (Loss) on Investments	22.661	47.179	31.999	(14.655)	19.221
Total from Investment Operations	25.013	49.034	34.058	(12.471)	21.112
Distributions
Dividends from Net Investment Income	(2.603)	(2.214)	(2.058)	(2.089)	(1.772)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.603)	(2.214)	(2.058)	(2.089)	(1.772)
Net Asset Value, End of Period	$222.86	$200.45	$153.63	$121.63	$136.19
Total Return	12.50%	32.27%	28.09%	-9.32%	18.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,240	$24,472	$19,166	$13,390	$12,250
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.22%	1.44%	1.55%	1.43%
Portfolio Turnover Rate[2]	19%	19%	13%	10%	11%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Extended Market Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Extended Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Extended Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,613,000, representing less than 0.01% of the fund’s net assets and 1.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	107,805,367	—	6,460	107,811,827
Preferred Stocks	2,819	—	—	2,819
Corporate Bonds	—	138	—	138
Temporary Cash Investments	2,819,774	—	—	2,819,774
Total	110,627,960	138	6,460	110,634,558

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,797	—	—	10,797
Swap Contracts	—	8,687	—	8,687
Total	10,797	8,687	—	19,484
Liabilities
Swap Contracts	—	30,477	—	30,477
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,356,489
Total Distributable Earnings (Loss)	(9,356,489)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the deferral of qualified late-year losses; and the

Extended Market Index Fund
classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,139,975)
Qualified Late-Year Losses	(34,247)
Net Unrealized Gains (Losses)	33,843,090
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,252,904	1,035,248
Long-Term Capital Gains	—	—
Total	1,252,904	1,035,248
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	76,791,468
Gross Unrealized Appreciation	42,967,651
Gross Unrealized Depreciation	(9,124,561)
Net Unrealized Appreciation (Depreciation)	33,843,090
E.	During the year ended December 31, 2021, the fund purchased $36,384,050,000 of investment securities and sold $34,291,890,000 of investment securities, other than temporary cash investments. Purchases and sales include $15,519,855,000 and $14,252,216,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $1,425,475,000 and sales were $2,091,422,000, resulting in net realized loss of $265,890,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Extended Market Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	39,158	282	22,830	247
Issued in Lieu of Cash Distributions	4,470	33	4,603	45
Redeemed	(150,727)	(1,083)	(131,758)	(1,409)
Net Increase (Decrease)—Investor Shares	(107,099)	(768)	(104,325)	(1,117)
ETF Shares
Issued	15,985,886	87,247	14,624,815	107,064
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,661,945)	(74,700)	(12,360,864)	(87,800)
Net Increase (Decrease)—ETF Shares	2,323,941	12,547	2,263,951	19,264
Admiral Shares
Issued	3,642,653	26,360	3,059,775	34,243
Issued in Lieu of Cash Distributions	279,124	2,035	247,838	2,462
Redeemed	(4,665,339)	(33,620)	(5,147,336)	(56,192)
Net Increase (Decrease)—Admiral Shares	(743,562)	(5,225)	(1,839,723)	(19,487)
Institutional Shares
Issued	4,149,788	30,111	2,848,323	30,960
Issued in Lieu of Cash Distributions	221,019	1,611	191,072	1,896
Redeemed	(5,744,353)	(41,017)	(3,699,883)	(39,412)
Net Increase (Decrease)—Institutional Shares	(1,373,546)	(9,295)	(660,488)	(6,556)
Institutional Plus Shares
Issued	5,116,528	14,794	1,524,569	6,648
Issued in Lieu of Cash Distributions	161,853	477	122,184	493
Redeemed	(2,236,006)	(6,495)	(2,165,663)	(9,455)
Net Increase (Decrease)—Institutional Plus Shares	3,042,375	8,776	(518,910)	(2,314)
Institutional Select Shares
Issued	1,654,421	7,468	1,631,575	10,461
Issued in Lieu of Cash Distributions	319,405	1,448	266,898	1,647
Redeemed	(2,967,962)	(13,263)	(2,196,370)	(14,775)
Net Increase (Decrease)—Institutional Select Shares	(994,136)	(4,347)	(297,897)	(2,667)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Investor Shares	24.36%	15.72%	14.97%	$40,344
Spliced Mid-Cap Index	24.52	15.89	15.15	40,996
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Mid-Cap Index: MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	24.52%	15.87%	15.12%	$40,863
Mid-Cap Index Fund ETF Shares Market Price	24.50	15.86	15.12	40,866
Spliced Mid-Cap Index	24.52	15.89	15.15	40,996
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Finnancial Highlights for dividend and capital gains information.

Mid-Cap Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Index Fund Admiral Shares	24.51%	15.86%	15.12%	$40,864
Spliced Mid-Cap Index	24.52	15.89	15.15	40,996
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Mid-Cap Index Fund Institutional Shares	24.53%	15.88%	15.13%	$20,456,810
Spliced Mid-Cap Index	24.52	15.89	15.15	20,498,009
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Mid-Cap Index Fund Institutional Plus Shares	24.53%	15.89%	15.14%	$409,641,870
Spliced Mid-Cap Index	24.52	15.89	15.15	409,960,170
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	450,503,240
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Mid-Cap Index Fund ETF Shares Market Price	24.50%	108.80%	308.66%
Mid-Cap Index Fund ETF Shares Net Asset Value	24.52	108.83	308.63
Spliced Mid-Cap Index	24.52	109.03	309.96
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	3.4%
Consumer Discretionary	14.3
Consumer Staples	4.0
Energy	4.4
Financials	11.1
Health Care	11.2
Industrials	15.6
Real Estate	9.5
Technology	18.7
Telecommunications	2.1
Utilities	5.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.4%)
	International Flavors & Fragrances Inc.	5,754,405	866,901
	Fastenal Co.	13,002,885	832,965
	Nucor Corp.	6,460,312	737,445
	Albemarle Corp.	2,644,216	618,138
	LyondellBasell Industries NV Class A	6,015,170	554,779
	Celanese Corp.	2,460,565	413,523
	International Paper Co.	8,757,666	411,435
	Avery Dennison Corp.	1,871,219	405,250
	Eastman Chemical Co.	3,038,194	367,348
	FMC Corp.	2,866,438	314,993
	CF Industries Holdings Inc.	2,425,023	171,643
	Westlake Chemical Corp.	361,340	35,097
			5,729,517
Consumer Discretionary (14.3%)
*	Aptiv plc	6,115,635	1,008,774
*	Trade Desk Inc. Class A	9,857,556	903,346
	DR Horton Inc.	7,656,633	830,362
*	Copart Inc.	4,827,407	731,931
	Lennar Corp. Class A	6,247,585	725,719
*	Dollar Tree Inc.	5,085,326	714,590
*	Etsy Inc.	2,865,875	627,455
	Tractor Supply Co.	2,572,770	613,863
*	Expedia Group Inc.	3,300,320	596,434
*	Southwest Airlines Co.	13,374,181	572,950
*	Delta Air Lines Inc.	14,466,596	565,355
*	Chipotle Mexican Grill Inc.	302,113	528,169
	Best Buy Co. Inc.	5,003,708	508,377
*	Ulta Beauty Inc.	1,228,609	506,605
*	AutoZone Inc.	237,079	497,010
*	Hilton Worldwide Holdings Inc.	3,151,528	491,607
*	CarMax Inc.	3,664,086	477,174
	Garmin Ltd.	3,477,522	473,534
	Domino's Pizza Inc.	822,418	464,115
		Shares	Market Value• ($000)
*	Take-Two Interactive Software Inc.	2,606,033	463,144
	Genuine Parts Co.	3,220,775	451,553
*	NVR Inc.	74,788	441,913
	Darden Restaurants Inc.	2,933,364	441,882
*	Burlington Stores Inc.	1,508,964	439,878
*	Caesars Entertainment Inc.	4,589,905	429,294
	MGM Resorts International	9,009,203	404,333
*	Live Nation Entertainment Inc.	3,300,220	395,003
	ViacomCBS Inc. Class B	13,080,299	394,763
*	Carnival Corp.	18,845,134	379,164
*	Royal Caribbean Cruises Ltd.	4,894,264	376,369
	Omnicom Group Inc.	4,807,651	352,257
	Advance Auto Parts Inc.	1,410,141	338,265
	LKQ Corp.	5,603,146	336,357
	Whirlpool Corp.	1,373,776	322,370
*	United Airlines Holdings Inc.	7,312,637	320,147
*	Wayfair Inc. Class A	1,675,279	318,253
*,1	AMC Entertainment Holdings Inc. Class A	11,614,014	315,901
	PulteGroup Inc.	5,435,445	310,690
	Hasbro Inc.	2,963,557	301,631
	VF Corp.	3,990,118	292,156
*	Lyft Inc. Class A	6,378,034	272,533
	Fox Corp. Class A	7,104,960	262,173
	News Corp. Class A	11,196,744	249,799
	BorgWarner Inc.	5,422,189	244,378
	Pool Corp.	429,874	243,309
*	Peloton Interactive Inc. Class A	6,404,372	229,020
*	Wynn Resorts Ltd.	2,353,945	200,180
	Bath & Body Works Inc.	2,839,827	198,192
*	DraftKings Inc. Class A	6,763,812	185,802
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,560,929	181,073

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Las Vegas Sands Corp.	4,742,918	178,523
*,1	Lucid Group Inc.	4,652,473	177,027
	Rollins Inc.	5,008,204	171,331
	Interpublic Group of Cos. Inc.	4,453,300	166,776
*	Discovery Inc. Class C	7,070,762	161,920
	Vail Resorts Inc.	457,351	149,965
*	American Airlines Group Inc.	7,321,115	131,487
	Lear Corp.	674,095	123,326
	Fox Corp. Class B	3,530,747	120,999
*	Endeavor Group Holdings Inc. Class A	3,279,510	114,422
*,1	Chewy Inc. Class A	1,927,987	113,693
*,1	GameStop Corp. Class A	735,143	109,088
[1]	Sirius XM Holdings Inc.	15,620,296	99,189
*,1	QuantumScape Corp. Class A	4,420,236	98,085
	Warner Music Group Corp. Class A	2,226,790	96,153
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,708,308	86,867
*,1	Discovery Inc. Class A	3,657,956	86,108
	Lennar Corp. Class B	212,879	20,356
	News Corp. Class B	355,310	7,995
	ViacomCBS Inc. Class A	188,193	6,280
*	Lululemon Athletica Inc.	393	154
			24,148,896
Consumer Staples (3.9%)
	Corteva Inc.	16,508,991	780,545
	Kroger Co.	15,121,732	684,410
	Tyson Foods Inc. Class A	6,662,411	580,696
	Church & Dwight Co. Inc.	5,521,242	565,927
	McCormick & Co. Inc. (Non-Voting)	5,638,837	544,768
	Clorox Co.	2,778,390	484,440
	AmerisourceBergen Corp.	3,294,673	437,829
	McKesson Corp.	1,726,429	429,138
	Archer-Daniels-Midland Co.	6,321,953	427,301
	Kellogg Co.	5,785,413	372,696
	Conagra Brands Inc.	10,840,495	370,203
	J M Smucker Co.	2,328,020	316,192
	Hormel Foods Corp.	5,684,596	277,465
	Campbell Soup Co.	3,440,691	149,532
	Lamb Weston Holdings Inc.	1,650,422	104,604
		Shares	Market Value• ($000)
	Molson Coors Beverage Co. Class B	2,041,396	94,619
*	Olaplex Holdings Inc.	1,465,660	42,695
			6,663,060
Energy (4.4%)
	Pioneer Natural Resources Co.	4,967,347	903,461
	Valero Energy Corp.	9,242,030	694,169
	Devon Energy Corp.	15,296,451	673,809
	ONEOK Inc.	10,080,223	592,314
	Occidental Petroleum Corp.	20,056,235	581,430
	Cheniere Energy Inc.	5,159,179	523,244
*	Enphase Energy Inc.	2,744,441	502,068
	Hess Corp.	6,300,336	466,414
	Baker Hughes Co.	18,701,473	449,957
	Marathon Petroleum Corp.	6,957,018	445,180
	Halliburton Co.	19,229,474	439,778
*	Plug Power Inc.	13,024,885	367,692
	Phillips 66	4,954,371	358,994
	Williams Cos. Inc.	13,078,385	340,561
			7,339,071
Financials (11.1%)
	MSCI Inc.	1,770,672	1,084,873
*	SVB Financial Group	1,326,710	899,828
	First Republic Bank	4,048,042	835,961
	Arthur J Gallagher & Co.	4,685,734	795,029
	Discover Financial Services	6,625,607	765,655
	Ameriprise Financial Inc.	2,529,535	763,060
	Fifth Third Bancorp	15,456,911	673,149
	Willis Towers Watson plc	2,816,912	668,988
	Nasdaq Inc.	2,645,898	555,665
	State Street Corp.	5,940,834	552,498
	American International Group Inc.	9,384,237	533,588
	Northern Trust Corp.	4,459,173	533,362
	Hartford Financial Services Group Inc.	7,696,772	531,385
	Huntington Bancshares Inc.	32,695,272	504,161
	KeyCorp	21,045,259	486,777
	Broadridge Financial Solutions Inc.	2,636,313	481,971
	Regions Financial Corp.	21,546,363	469,711
	Citizens Financial Group Inc.	9,632,941	455,156
	M&T Bank Corp.	2,910,089	446,931
	Principal Financial Group Inc.	5,990,985	433,328
	Raymond James Financial Inc.	4,196,001	421,279

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	FactSet Research Systems Inc.	850,719	413,458
	Cincinnati Financial Corp.	3,461,796	394,402
*	Markel Corp.	309,106	381,437
	Ally Financial Inc.	7,829,726	372,773
*	Arch Capital Group Ltd.	8,295,779	368,747
	Apollo Asset Management Inc.	5,013,977	363,162
	MarketAxess Holdings Inc.	816,306	335,722
	Fidelity National Financial Inc.	6,107,953	318,713
	Cboe Global Markets Inc.	2,411,569	314,469
	Equitable Holdings Inc.	9,153,769	300,152
	Loews Corp.	4,876,672	281,677
	Annaly Capital Management Inc.	32,792,322	256,436
*	Athene Holding Ltd. Class A	2,982,939	248,568
	W R Berkley Corp.	2,995,863	246,829
	Everest Re Group Ltd.	890,334	243,880
	Tradeweb Markets Inc. Class A	2,377,426	238,075
	Franklin Resources Inc.	6,808,607	228,020
	Interactive Brokers Group Inc. Class A	1,998,120	158,691
	Lincoln National Corp.	1,937,727	132,269
*	Alleghany Corp.	147,176	98,253
	Globe Life Inc.	1,026,790	96,231
[1]	UWM Holdings Corp. Class A	2,042,070	12,089
			18,696,408
Health Care (11.2%)
*	IQVIA Holdings Inc.	4,318,786	1,218,502
*	Dexcom Inc.	2,191,008	1,176,462
*	Centene Corp.	13,190,736	1,086,917
	ResMed Inc.	3,294,330	858,107
*	Veeva Systems Inc. Class A	3,134,666	800,845
	West Pharmaceutical Services Inc.	1,674,692	785,447
*	Laboratory Corp. of America Holdings	2,163,384	679,757
*	IDEXX Laboratories Inc.	958,403	631,070
	Cerner Corp.	6,650,849	617,664
	PerkinElmer Inc.	2,851,161	573,254
*	Horizon Therapeutics plc	5,127,023	552,488
	STERIS plc	2,260,880	550,321
*	Catalent Inc.	3,869,237	495,378
*	Avantor Inc.	11,704,234	493,216
	Quest Diagnostics Inc.	2,772,658	479,698
*	Seagen Inc.	3,099,672	479,209
	Cooper Cos. Inc.	1,114,377	466,857
		Shares	Market Value• ($000)
*	Alnylam Pharmaceuticals Inc.	2,703,180	458,405
*	Hologic Inc.	5,682,439	435,048
*	Insulet Corp.	1,558,698	414,723
	Viatris Inc.	27,349,719	370,042
*	BioMarin Pharmaceutical Inc.	4,148,981	366,563
*	Bio-Rad Laboratories Inc. Class A	477,383	360,696
*	ABIOMED Inc.	976,718	350,808
	Teleflex Inc.	1,058,593	347,727
	Cardinal Health Inc.	6,367,942	327,885
*	Incyte Corp.	4,245,960	311,653
*	Exact Sciences Corp.	3,893,588	303,038
	Zimmer Biomet Holdings Inc.	2,358,039	299,565
*	Teladoc Health Inc.	3,255,557	298,925
	Royalty Pharma plc Class A	7,279,208	290,076
*	Elanco Animal Health Inc.	10,163,717	288,446
*	10X Genomics Inc. Class A	1,862,317	277,411
	DENTSPLY SIRONA Inc.	4,943,669	275,807
*	Henry Schein Inc.	3,136,077	243,140
*	Charles River Laboratories International Inc.	570,609	214,994
	Universal Health Services Inc. Class B	1,569,077	203,447
*	DaVita Inc.	1,382,664	157,292
*	agilon health Inc.	4,002,059	108,056
*	Novocure Ltd.	997,801	74,915
*,1	GoodRx Holdings Inc. Class A	1,642,113	53,664
*	Oak Street Health Inc.	1,227,976	40,695
*,1	Ginkgo Bioworks Holdings Inc.	4,025,211	33,450
			18,851,663
Industrials (15.5%)
	IHS Markit Ltd.	8,117,334	1,078,956
	Carrier Global Corp.	19,591,298	1,062,632
*	Mettler-Toledo International Inc.	519,638	881,935
	Cintas Corp.	1,987,694	880,886
*	Keysight Technologies Inc.	4,112,343	849,240
	Old Dominion Freight Line Inc.	2,339,798	838,537
	Verisk Analytics Inc.	3,644,482	833,602
	Equifax Inc.	2,758,890	807,775
	AMETEK Inc.	5,229,377	768,928
*	TransDigm Group Inc.	1,186,499	754,946
*	Zebra Technologies Corp. Class A	1,208,091	719,056

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Ball Corp.	7,321,857	704,875
	PACCAR Inc.	7,060,511	623,161
	Vulcan Materials Co.	2,999,265	622,588
	Martin Marietta Materials Inc.	1,409,819	621,054
	Dover Corp.	3,256,059	591,300
	Fortive Corp.	7,703,355	587,689
	Synchrony Financial	12,370,971	573,889
	Ingersoll Rand Inc.	9,216,797	570,243
*	Bill.com Holdings Inc.	2,201,281	548,449
*	United Rentals Inc.	1,636,382	543,753
	Expeditors International of Washington Inc.	3,830,821	514,441
*	Waters Corp.	1,379,617	514,045
	TransUnion	4,332,784	513,782
	WW Grainger Inc.	990,298	513,212
*	Generac Holdings Inc.	1,426,007	501,840
*	Trimble Inc.	5,673,500	494,673
	Xylem Inc.	4,077,827	489,013
*	Teledyne Technologies Inc.	1,055,044	460,938
	Rockwell Automation Inc.	1,311,354	457,466
	Otis Worldwide Corp.	4,802,767	418,177
	Jacobs Engineering Group Inc.	2,916,089	406,007
*	Affirm Holdings Inc. Class A	3,999,305	402,170
*	FleetCor Technologies Inc.	1,743,511	390,268
	JB Hunt Transport Services Inc.	1,898,613	388,077
	Masco Corp.	5,520,027	387,616
	Textron Inc.	4,981,634	384,582
	Westinghouse Air Brake Technologies Corp.	4,013,788	369,710
	Stanley Black & Decker Inc.	1,840,209	347,100
	Fortune Brands Home & Security Inc.	3,069,714	328,152
	Crown Holdings Inc.	2,889,433	319,629
	CH Robinson Worldwide Inc.	2,939,602	316,389
	Packaging Corp. of America	2,148,136	292,469
	Westrock Co.	5,993,001	265,850
	Snap-on Inc.	1,214,946	261,675
	HEICO Corp. Class A	1,654,546	212,642
	Cognex Corp.	1,899,153	147,678
	Jack Henry & Associates Inc.	837,184	139,801
	HEICO Corp.	917,348	132,300
	Hubbell Inc. Class B	615,213	128,130
*	Mohawk Industries Inc.	612,760	111,633
	Western Union Co.	4,539,507	80,985
		Shares	Market Value• ($000)
*	Marqeta Inc. Class A	1,577,018	27,077
*,1	Aurora Innovation Inc.	2,176,910	24,512
			26,205,533
Real Estate (9.5%)
	Digital Realty Trust Inc.	6,415,143	1,134,646
	SBA Communications Corp.	2,459,220	956,686
	Realty Income Corp.	12,789,215	915,580
	Welltower Inc.	9,839,505	843,934
	AvalonBay Communities Inc.	3,158,749	797,868
	Alexandria Real Estate Equities Inc.	3,502,865	780,999
*	CBRE Group Inc. Class A	7,186,556	779,813
	Equity Residential	8,053,543	728,846
*	CoStar Group Inc.	8,927,871	705,570
	Weyerhaeuser Co.	16,931,885	697,255
	Extra Space Storage Inc.	3,026,651	686,233
	Invitation Homes Inc.	13,489,070	611,594
	Mid-America Apartment Communities Inc.	2,603,692	597,391
	Simon Property Group Inc.	3,713,989	593,384
	Sun Communities Inc.	2,700,302	566,982
	Duke Realty Corp.	8,612,563	565,329
	Essex Property Trust Inc.	1,471,876	518,439
	Ventas Inc.	9,021,721	461,190
	Healthpeak Properties Inc.	12,182,721	439,674
	UDR Inc.	6,991,443	419,417
	Camden Property Trust	2,310,942	412,919
	Boston Properties Inc.	3,177,060	365,934
	WP Carey Inc.	4,209,626	345,400
	Iron Mountain Inc.	6,543,038	342,397
*	Zillow Group Inc. Class C	3,807,487	243,108
*	Opendoor Technologies Inc.	10,391,168	151,815
	Regency Centers Corp.	1,935,949	145,874
*	Host Hotels & Resorts Inc.	8,073,838	140,404
*	Zillow Group Inc. Class A	970,263	60,370
			16,009,051
Technology (18.6%)
*	Synopsys Inc.	3,447,445	1,270,382
	Xilinx Inc.	5,603,506	1,188,111
	Amphenol Corp. Class A	13,520,194	1,182,476
*	Cadence Design Systems Inc.	6,264,993	1,167,481
*	Palo Alto Networks Inc.	2,084,983	1,160,835

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Fortinet Inc.	3,141,668	1,129,115
	Microchip Technology Inc.	12,544,019	1,092,082
*	Datadog Inc. Class A	5,523,383	983,770
	Marvell Technology Inc.	9,309,360	814,476
*	EPAM Systems Inc.	1,218,084	814,228
*	Match Group Inc.	6,079,477	804,011
*	ANSYS Inc.	1,972,506	791,212
*	MongoDB Inc.	1,421,190	752,307
*	Okta Inc.	3,336,897	748,032
*	Cloudflare Inc. Class A	5,571,971	732,714
*	HubSpot Inc.	1,014,719	668,852
*	ON Semiconductor Corp.	9,734,418	661,162
	Corning Inc.	17,362,225	646,396
	CDW Corp.	3,068,066	628,279
*	Zscaler Inc.	1,899,165	610,259
	Teradyne Inc.	3,684,716	602,562
*	Gartner Inc.	1,766,061	590,430
	Skyworks Solutions Inc.	3,738,403	579,976
*	Unity Software Inc.	3,878,328	554,562
*	VeriSign Inc.	2,135,150	541,944
	Seagate Technology Holdings plc	4,780,467	540,097
*	Tyler Technologies Inc.	926,154	498,225
	Monolithic Power Systems Inc.	989,702	488,250
*	Paycom Software Inc.	1,153,205	478,799
*,1	AppLovin Corp. Class A	5,000,260	471,324
	Hewlett Packard Enterprise Co.	29,564,381	466,230
	NetApp Inc.	5,054,437	464,958
*	Western Digital Corp.	7,042,364	459,233
*	Pinterest Inc. Class A	12,506,791	454,622
*	Akamai Technologies Inc.	3,674,346	430,045
*	Splunk Inc.	3,651,127	422,508
	SS&C Technologies Holdings Inc.	4,887,677	400,692
*	Qorvo Inc.	2,490,996	389,567
*	Twitter Inc.	8,583,514	370,979
*	ZoomInfo Technologies Inc. Class A	5,468,727	351,092
*	Palantir Technologies Inc. Class A	19,131,347	348,382
*	RingCentral Inc. Class A	1,855,587	347,644
	NortonLifeLock Inc.	12,498,183	324,703
*	GoDaddy Inc. Class A	3,758,732	318,966
*	DocuSign Inc.	2,057,432	313,367
*	Black Knight Inc.	3,336,595	276,570
	Citrix Systems Inc.	2,820,435	266,785
*	Coupa Software Inc.	1,673,247	264,457
*	UiPath Inc. Class A	5,848,065	252,227
		Shares	Market Value• ($000)
*	IAC/InterActiveCorp	1,799,846	235,258
	Bentley Systems Inc. Class B	4,591,968	221,930
*	F5 Inc.	692,287	169,410
*	Dropbox Inc. Class A	6,657,980	163,387
*	Zendesk Inc.	1,366,870	142,551
	Leidos Holdings Inc.	1,586,805	141,067
*	IPG Photonics Corp.	391,038	67,313
*	Qualtrics International Inc. Class A	1,223,018	43,295
*	Bumble Inc. Class A	951,596	32,221
*,1	HashiCorp Inc. Class A	346,116	31,510
*,1	Gitlab Inc. Class A	241,746	21,032
*,1	Toast Inc. Class A	500,213	17,362
	KLA Corp.	172	74
			31,401,786
Telecommunications (2.2%)
	Motorola Solutions Inc.	3,817,557	1,037,230
*	Arista Networks Inc.	5,209,295	748,836
*	Roku Inc.	2,659,541	606,907
*	Liberty Broadband Corp. Class C	3,147,910	507,128
	Lumen Technologies Inc.	23,157,898	290,632
*	DISH Network Corp. Class A	5,581,868	181,076
	Juniper Networks Inc.	3,676,763	131,297
*	Liberty Broadband Corp. Class A	562,742	90,545
*	Altice USA Inc. Class A	2,436,993	39,431
			3,633,082
Utilities (5.7%)
	Waste Connections Inc.	5,822,477	793,429
	American Water Works Co. Inc.	4,103,542	774,995
	Eversource Energy	7,771,821	707,080
	WEC Energy Group Inc.	7,129,701	692,080
	Edison International	8,591,117	586,344
*	PG&E Corp.	44,538,013	540,692
	Consolidated Edison Inc.	6,285,694	536,295
	Ameren Corp.	5,757,786	512,501
	FirstEnergy Corp.	12,305,571	511,789
	Entergy Corp.	4,542,709	511,736
	PPL Corp.	16,966,085	510,001
	DTE Energy Co.	3,941,243	471,136
	CMS Energy Corp.	6,547,077	425,887
	CenterPoint Energy Inc.	14,211,826	396,652
	Evergy Inc.	5,133,266	352,193
	AES Corp.	14,323,078	348,051
	Alliant Energy Corp.	5,661,600	348,019
	Vistra Corp.	10,913,892	248,509

Mid-Cap Index Fund
	Shares	Market Value• ($000)
NiSource Inc.	8,871,780	244,950
Avangrid Inc.	1,751,390	87,359
		9,599,698
Total Common Stocks (Cost $98,190,559)		168,277,765
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund, 0.090% (Cost $1,432,125)	14,323,766	1,432,233
Total Investments (100.6%) (Cost $99,622,684)		169,709,998
Other Assets and Liabilities—Net (-0.6%)		(1,043,690)
Net Assets (100%)		168,666,308
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $887,135,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $955,913,000 was received for securities on loan.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	1	112	1
E-mini S&P 500 Index	March 2022	1	238	(1)
E-mini S&P Mid-Cap 400 Index	March 2022	1	284	7
				7

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/22	GSI	1,326	(0.109)[1]	17	—
Campbell Soup Co.	1/31/22	GSI	43,490	(0.109)[1]	—	(32)
Consolidated Edison Inc.	8/31/22	BOANA	132,764	(0.578)[2]	14,397	—
DocuSign Inc.	8/31/22	BOANA	13,303	(0.068)[2]	—	(5,080)
DraftKings Inc. Class A	8/31/22	BOANA	4,457	(0.069)[2]	—	(914)
Hormel Foods Corp.	1/31/22	GSI	21,866	(0.109)[1]	98	—
Palantir Technologies Inc. Class A	8/31/22	BOANA	5,534	(0.070)[2]	—	(654)
Palo Alto Networks Inc.	8/31/22	BOANA	18,596	(0.071)[2]	333	—
Pinterest Inc. Class A	8/31/22	BOANA	8,292	(0.070)[2]	—	(768)
Sirius XM Holdings Inc.	1/31/22	GSI	15,791	(0.109)[1]	—	(75)
State Street Corp.	8/31/23	BOANA	169,043	(0.675)[2]	8,648	—
Williams Cos. Inc.	8/31/22	BOANA	17,681	(0.470)[2]	—	(231)
					23,493	(7,754)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts cash of $18,518,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $98,190,559)	168,277,765
Affiliated Issuers (Cost $1,432,125)	1,432,233
Total Investments in Securities	169,709,998
Investment in Vanguard	5,344
Cash	2,486
Cash Collateral Pledged—Futures Contracts	11,555
Cash Collateral Pledged—Over-the-Counter Swap Contracts	130
Receivables for Investment Securities Sold	126,181
Receivables for Accrued Income	173,280
Receivables for Capital Shares Issued	140,724
Unrealized Appreciation—Over-the-Counter Swap Contracts	23,493
Total Assets	170,193,191
Liabilities
Payables for Investment Securities Purchased	269,555
Collateral for Securities on Loan	955,913
Payables for Capital Shares Redeemed	290,146
Payables to Vanguard	3,171
Variation Margin Payable—Futures Contracts	344
Unrealized Depreciation—Over-the-Counter Swap Contracts	7,754
Total Liabilities	1,526,883
Net Assets	168,666,308

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	106,477,465
Total Distributable Earnings (Loss)	62,188,843
Net Assets	168,666,308

Investor Shares—Net Assets
Applicable to 10,635,125 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	739,606
Net Asset Value Per Share—Investor Shares	$69.54

ETF Shares—Net Assets
Applicable to 226,838,688 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,774,032
Net Asset Value Per Share—ETF Shares	$254.69

Admiral Shares—Net Assets
Applicable to 206,423,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	65,117,768
Net Asset Value Per Share—Admiral Shares	$315.46

Institutional Shares—Net Assets
Applicable to 391,928,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,312,032
Net Asset Value Per Share—Institutional Shares	$69.69

Institutional Plus Shares—Net Assets
Applicable to 51,568,130 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,722,870
Net Asset Value Per Share—Institutional Plus Shares	$343.68
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	1,821,083
Interest[2]	591
Securities Lending—Net	8,809
Total Income	1,830,483
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,391
Management and Administrative—Investor Shares	1,359
Management and Administrative—ETF Shares	15,226
Management and Administrative—Admiral Shares	25,681
Management and Administrative—Institutional Shares	8,340
Management and Administrative—Institutional Plus Shares	4,151
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—ETF Shares	2,103
Marketing and Distribution—Admiral Shares	2,058
Marketing and Distribution—Institutional Shares	672
Marketing and Distribution—Institutional Plus Shares	210
Custodian Fees	205
Auditing Fees	37
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	1,121
Shareholders’ Reports—Admiral Shares	664
Shareholders’ Reports—Institutional Shares	251
Shareholders’ Reports—Institutional Plus Shares	102
Trustees’ Fees and Expenses	46
Total Expenses	66,664
Net Investment Income	1,763,819
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	12,506,814
Futures Contracts	93,292
Swap Contracts	82,844
Realized Net Gain (Loss)	12,682,950

Mid-Cap Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	18,195,558
Futures Contracts	(5,181)
Swap Contracts	593
Change in Unrealized Appreciation (Depreciation)	18,190,970
Net Increase (Decrease) in Net Assets Resulting from Operations	32,637,739
1	Dividends are net of foreign withholding taxes of $749,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $590,000, $50,000, $15,000, and ($208,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $11,587,194,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,763,819	1,785,629
Realized Net Gain (Loss)	12,682,950	1,159,065
Change in Unrealized Appreciation (Depreciation)	18,190,970	18,100,382
Net Increase (Decrease) in Net Assets Resulting from Operations	32,637,739	21,045,076
Distributions
Investor Shares	(9,018)	(12,175)
ETF Shares	(617,083)	(572,413)
Admiral Shares	(728,126)	(778,637)
Institutional Shares	(304,735)	(329,676)
Institutional Plus Shares	(201,610)	(231,416)
Total Distributions	(1,860,572)	(1,924,317)
Capital Share Transactions
Investor Shares	(268,407)	(154,201)
ETF Shares	6,295,046	5,989,817
Admiral Shares	(452,497)	(1,686,781)
Institutional Shares	(72,833)	(1,236,767)
Institutional Plus Shares	(563,005)	(649,316)
Net Increase (Decrease) from Capital Share Transactions	4,938,304	2,262,752
Total Increase (Decrease)	35,715,471	21,383,511
Net Assets
Beginning of Period	132,950,837	111,567,326
End of Period	168,666,308	132,950,837
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.52	$48.64	$37.71	$42.23	$35.92
Investment Operations
Net Investment Income[1]	.652	.698	.577	.640	.520
Net Realized and Unrealized Gain (Loss) on Investments	13.065	7.937	11.018	(4.528)	6.313
Total from Investment Operations	13.717	8.635	11.595	(3.888)	6.833
Distributions
Dividends from Net Investment Income	(.697)	(.755)	(.665)	(.632)	(.523)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.697)	(.755)	(.665)	(.632)	(.523)
Net Asset Value, End of Period	$69.54	$56.52	$48.64	$37.71	$42.23
Total Return[2]	24.36%	18.10%	30.86%	-9.34%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$740	$834	$877	$3,043	$4,047
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.49%	1.31%	1.49%	1.34%
Portfolio Turnover Rate[3]	16%	26%	15%	16%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$207.00	$178.14	$138.08	$154.65	$131.55
Investment Operations
Net Investment Income[1]	2.741	2.772	2.663	2.535	2.112
Net Realized and Unrealized Gain (Loss) on Investments	47.811	29.084	40.043	(16.584)	23.076
Total from Investment Operations	50.552	31.856	42.706	(14.049)	25.188
Distributions
Dividends from Net Investment Income	(2.862)	(2.996)	(2.646)	(2.521)	(2.088)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.862)	(2.996)	(2.646)	(2.521)	(2.088)
Net Asset Value, End of Period	$254.69	$207.00	$178.14	$138.08	$154.65
Total Return	24.52%	18.22%	31.04%	-9.21%	19.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,774	$41,587	$29,014	$21,261	$21,937
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.61%	1.62%	1.62%	1.46%
Portfolio Turnover Rate[2]	16%	26%	15%	16%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$256.40	$220.66	$171.04	$191.55	$162.94
Investment Operations
Net Investment Income[1]	3.333	3.418	3.296	3.135	2.606
Net Realized and Unrealized Gain (Loss) on Investments	59.242	36.010	49.578	(20.539)	28.591
Total from Investment Operations	62.575	39.428	52.874	(17.404)	31.197
Distributions
Dividends from Net Investment Income	(3.515)	(3.688)	(3.254)	(3.106)	(2.587)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.515)	(3.688)	(3.254)	(3.106)	(2.587)
Net Asset Value, End of Period	$315.46	$256.40	$220.66	$171.04	$191.55
Total Return[2]	24.51%	18.24%	31.03%	-9.23%	19.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$65,118	$53,301	$47,640	$34,754	$37,778
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.61%	1.62%	1.61%	1.46%
Portfolio Turnover Rate[3]	16%	26%	15%	16%	14%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$56.64	$48.74	$37.78	$42.32	$35.99
Investment Operations
Net Investment Income[1]	.743	.759	.727	.697	.580
Net Realized and Unrealized Gain (Loss) on Investments	13.090	7.961	10.957	(4.547)	6.325
Total from Investment Operations	13.833	8.720	11.684	(3.850)	6.905
Distributions
Dividends from Net Investment Income	(.783)	(.820)	(.724)	(.690)	(.575)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.783)	(.820)	(.724)	(.690)	(.575)
Net Asset Value, End of Period	$69.69	$56.64	$48.74	$37.78	$42.32
Total Return	24.53%	18.26%	31.04%	-9.24%	19.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,312	$22,291	$20,425	$16,524	$18,222
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.62%	1.62%	1.62%	1.47%
Portfolio Turnover Rate[2]	16%	26%	15%	16%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$279.34	$240.40	$186.34	$208.69	$177.51
Investment Operations
Net Investment Income[1]	3.688	3.774	3.598	3.464	2.856
Net Realized and Unrealized Gain (Loss) on Investments	64.544	39.230	54.052	(22.388)	31.179
Total from Investment Operations	68.232	43.004	57.650	(18.924)	34.035
Distributions
Dividends from Net Investment Income	(3.892)	(4.064)	(3.590)	(3.426)	(2.855)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.892)	(4.064)	(3.590)	(3.426)	(2.855)
Net Asset Value, End of Period	$343.68	$279.34	$240.40	$186.34	$208.69
Total Return	24.53%	18.27%	31.06%	-9.21%	19.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,723	$14,937	$13,612	$11,426	$12,749
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.63%	1.62%	1.63%	1.48%
Portfolio Turnover Rate[2]	16%	26%	15%	16%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Mid-Cap Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Mid-Cap Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Mid-Cap Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $5,344,000, representing less than 0.01% of the fund’s net assets and 2.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	168,277,765	—	—	168,277,765
Temporary Cash Investments	1,432,233	—	—	1,432,233
Total	169,709,998	—	—	169,709,998

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Swap Contracts	—	23,493	—	23,493
Total	8	23,493	—	23,501
Liabilities
Futures Contracts[1]	1	—	—	1
Swap Contracts	—	7,754	—	7,754
Total	1	7,754	—	7,755
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	11,583,957
Total Distributable Earnings (Loss)	(11,583,957)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains

Mid-Cap Index Fund
from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	48,392
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(7,894,431)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	70,034,882
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,860,572	1,924,317
Long-Term Capital Gains	—	—
Total	1,860,572	1,924,317
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	99,675,116
Gross Unrealized Appreciation	73,913,218
Gross Unrealized Depreciation	(3,878,336)
Net Unrealized Appreciation (Depreciation)	70,034,882
E.	During the year ended December 31, 2021, the fund purchased $46,874,852,000 of investment securities and sold $41,470,616,000 of investment securities, other than temporary cash investments. Purchases and sales include $22,183,882,000 and $17,449,234,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $4,603,961,000 and sales were $3,034,729,000, resulting in net realized loss of $140,842,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	57,093	901	44,080	979
Issued in Lieu of Cash Distributions	9,018	140	12,175	263
Redeemed	(334,518)	(5,165)	(210,456)	(4,509)
Net Increase (Decrease)—Investor Shares	(268,407)	(4,124)	(154,201)	(3,267)
ETF Shares
Issued	23,926,059	100,340	15,531,899	91,028
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(17,631,013)	(74,400)	(9,542,082)	(53,000)
Net Increase (Decrease)—ETF Shares	6,295,046	25,940	5,989,817	38,028
Admiral Shares
Issued	8,108,777	28,148	7,980,693	38,938
Issued in Lieu of Cash Distributions	628,000	2,134	681,716	3,239
Redeemed	(9,189,274)	(31,741)	(10,349,190)	(50,192)
Net Increase (Decrease)—Admiral Shares	(452,497)	(1,459)	(1,686,781)	(8,015)
Institutional Shares
Issued	4,726,431	73,690	3,188,268	69,770
Issued in Lieu of Cash Distributions	282,871	4,349	306,154	6,581
Redeemed	(5,082,135)	(79,672)	(4,731,189)	(101,811)
Net Increase (Decrease)—Institutional Shares	(72,833)	(1,633)	(1,236,767)	(25,460)
Institutional Plus Shares
Issued	1,743,703	5,449	2,101,329	9,035
Issued in Lieu of Cash Distributions	200,859	626	229,076	1,003
Redeemed	(2,507,567)	(7,981)	(2,979,721)	(13,185)
Net Increase (Decrease)—Institutional Plus Shares	(563,005)	(1,906)	(649,316)	(3,147)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Investor Shares	20.32%	19.91%	16.31%	$45,295
Spliced Mid-Cap Growth Index	20.51	20.12	16.50	46,034
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	20.47%	20.05%	16.45%	$45,860
Mid-Cap Growth Index Fund ETF Shares Market Price	20.44	20.05	16.46	45,883
Spliced Mid-Cap Growth Index	20.51	20.12	16.50	46,034
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Growth Index Fund Admiral Shares	20.48%	20.05%	16.45%	$45,868
Spliced Mid-Cap Growth Index	20.51	20.12	16.50	46,034
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Mid-Cap Growth Index Fund ETF Shares Market Price	20.44%	149.33%	358.83%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	20.47	149.39	358.60
Spliced Mid-Cap Growth Index	20.51	150.06	360.34
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Growth Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	1.2%
Consumer Discretionary	13.5
Consumer Staples	1.1
Energy	3.4
Financials	6.0
Health Care	16.1
Industrials	18.4
Real Estate	6.4
Technology	30.7
Telecommunications	2.3
Utilities	0.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.2%)
	Fastenal Co.	3,831,789	245,464
	FMC Corp.	422,213	46,397
			291,861
Consumer Discretionary (13.5%)
*	Aptiv plc	1,802,188	297,271
*	Trade Desk Inc. Class A	2,905,183	266,231
*	Copart Inc.	1,422,151	215,627
*	Etsy Inc.	844,623	184,922
	Tractor Supply Co.	758,246	180,918
*	Expedia Group Inc.	972,691	175,785
*	Chipotle Mexican Grill Inc.	89,034	155,654
*	Ulta Beauty Inc.	362,134	149,322
*	Hilton Worldwide Holdings Inc.	928,434	144,826
	Domino's Pizza Inc.	242,411	136,800
*	Take-Two Interactive Software Inc.	768,136	136,513
*	NVR Inc.	22,040	130,231
*	Burlington Stores Inc.	444,796	129,662
*	Caesars Entertainment Inc.	1,352,972	126,543
*	Live Nation Entertainment Inc.	972,855	116,441
	LKQ Corp.	1,650,647	99,088
*	Wayfair Inc. Class A	493,538	93,757
*	Lyft Inc. Class A	1,880,734	80,364
	Pool Corp.	126,860	71,803
*	Peloton Interactive Inc. Class A	1,886,569	67,464
*	Wynn Resorts Ltd.	693,470	58,973
*	DraftKings Inc. Class A	2,030,868	55,788
*	Royal Caribbean Cruises Ltd.	721,407	55,476
*	Las Vegas Sands Corp.	1,399,681	52,684
	Rollins Inc.	1,475,119	50,464
	Vail Resorts Inc.	134,739	44,181
[1]	Sirius XM Holdings Inc.	5,329,009	33,839
*	Endeavor Group Holdings Inc. Class A	967,732	33,764
*,1	Chewy Inc. Class A	568,005	33,495
		Shares	Market Value• ($000)
*,1	QuantumScape Corp. Class A	1,302,521	28,903
	Warner Music Group Corp. Class A	655,947	28,324
*,1	Lucid Group Inc.	685,513	26,084
			3,461,197
Consumer Staples (1.1%)
	Church & Dwight Co. Inc.	1,626,527	166,719
	McCormick & Co. Inc. (Non-Voting)	830,600	80,244
	Lamb Weston Holdings Inc.	486,556	30,838
*	Olaplex Holdings Inc.	431,785	12,578
			290,379
Energy (3.4%)
	Pioneer Natural Resources Co.	1,463,798	266,236
	Devon Energy Corp.	4,510,225	198,675
	Cheniere Energy Inc.	1,520,486	154,208
*	Enphase Energy Inc.	808,916	147,983
*	Plug Power Inc.	3,839,725	108,395
			875,497
Financials (6.0%)
	MSCI Inc.	521,804	319,704
*	SVB Financial Group	390,978	265,177
	First Republic Bank	1,192,907	246,347
	Broadridge Financial Solutions Inc.	776,654	141,988
	FactSet Research Systems Inc.	250,773	121,878
	Apollo Asset Management Inc.	1,483,131	107,423
	MarketAxess Holdings Inc.	240,669	98,980
*	Athene Holding Ltd. Class A	876,719	73,057
	Tradeweb Markets Inc. Class A	700,380	70,136
*	Markel Corp.	45,528	56,182
	Interactive Brokers Group Inc. Class A	588,635	46,749
			1,547,621

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
Health Care (16.1%)
*	IQVIA Holdings Inc.	1,272,721	359,086
*	Dexcom Inc.	645,703	346,710
*	Centene Corp.	3,887,343	320,317
	ResMed Inc.	970,821	252,879
*	Veeva Systems Inc. Class A	923,762	236,003
	West Pharmaceutical Services Inc.	493,524	231,468
*	IDEXX Laboratories Inc.	282,450	185,982
	PerkinElmer Inc.	840,754	169,042
*	Horizon Therapeutics plc	1,511,092	162,835
*	Catalent Inc.	1,140,466	146,014
*	Avantor Inc.	3,451,193	145,433
*	Seagen Inc.	913,647	141,250
	Cooper Cos. Inc.	328,469	137,609
*	Alnylam Pharmaceuticals Inc.	796,789	135,119
*	Insulet Corp.	459,464	122,250
*	BioMarin Pharmaceutical Inc.	1,223,107	108,062
*	Bio-Rad Laboratories Inc. Class A	140,641	106,264
*	ABIOMED Inc.	287,953	103,424
*	Incyte Corp.	1,250,841	91,812
	Cerner Corp.	980,065	91,019
*	Exact Sciences Corp.	1,147,995	89,348
*	Teladoc Health Inc.	959,859	88,134
*	10X Genomics Inc. Class A	549,138	81,800
	STERIS plc	333,181	81,100
*	Charles River Laboratories International Inc.	168,099	63,336
	Teleflex Inc.	156,043	51,257
*	agilon health Inc.	1,180,146	31,864
*	Novocure Ltd.	293,950	22,070
*,1	GoodRx Holdings Inc. Class A	483,851	15,812
*	Oak Street Health Inc.	361,138	11,968
*,1	Ginkgo Bioworks Holdings Inc.	594,986	4,944
			4,134,211
Industrials (18.3%)
	IHS Markit Ltd.	2,391,404	317,865
*	Mettler-Toledo International Inc.	153,132	259,897
	Cintas Corp.	585,574	259,509
	Old Dominion Freight Line Inc.	689,594	247,137
	Verisk Analytics Inc.	1,073,670	245,581
	Equifax Inc.	812,782	237,974
	AMETEK Inc.	1,541,108	226,605
*	TransDigm Group Inc.	349,669	222,487
*	Zebra Technologies Corp. Class A	356,033	211,911
	Vulcan Materials Co.	884,091	183,520
		Shares	Market Value• ($000)
	Martin Marietta Materials Inc.	415,596	183,078
*	Bill.com Holdings Inc.	649,062	161,714
	Expeditors International of Washington Inc.	1,128,580	151,557
*	Waters Corp.	406,628	151,510
	TransUnion	1,276,455	151,362
*	Generac Holdings Inc.	420,312	147,916
*	Trimble Inc.	1,672,240	145,803
	Xylem Inc.	1,201,341	144,065
*	Teledyne Technologies Inc.	310,819	135,794
*	Affirm Holdings Inc. Class A	1,178,964	118,557
*	FleetCor Technologies Inc.	513,905	115,032
	JB Hunt Transport Services Inc.	559,688	114,400
	Masco Corp.	1,626,138	114,187
	Westinghouse Air Brake Technologies Corp.	1,182,390	108,910
	Ball Corp.	1,078,905	103,866
	HEICO Corp. Class A	486,553	62,532
	Fortune Brands Home & Security Inc.	452,137	48,333
	Cognex Corp.	559,472	43,505
	Jack Henry & Associates Inc.	246,633	41,185
	HEICO Corp.	270,994	39,083
*	Marqeta Inc. Class A	464,663	7,978
*	Aurora Innovation Inc.	321,776	3,623
			4,706,476
Real Estate (6.4%)
	Digital Realty Trust Inc.	1,890,614	334,393
	SBA Communications Corp.	724,714	281,928
*	CoStar Group Inc.	2,631,093	207,935
	Extra Space Storage Inc.	891,996	202,242
	Invitation Homes Inc.	3,975,735	180,260
	Sun Communities Inc.	795,898	167,115
	Realty Income Corp.	1,884,753	134,930
*	Zillow Group Inc. Class C	1,122,278	71,657
*	Opendoor Technologies Inc.	3,060,956	44,721
*	Zillow Group Inc. Class A	286,440	17,822
			1,643,003
Technology (30.6%)
*	Synopsys Inc.	1,015,987	374,391
	Xilinx Inc.	1,651,399	350,146
	Amphenol Corp. Class A	3,984,118	348,451
*	Palo Alto Networks Inc.	624,460	347,674
*	Cadence Design Systems Inc.	1,846,338	344,065
*	Fortinet Inc.	925,863	332,755
	Microchip Technology Inc.	3,696,599	321,826
*	Datadog Inc. Class A	1,627,793	289,926
	Marvell Technology Inc.	2,743,552	240,033

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	EPAM Systems Inc.	358,976	239,958
*	Match Group Inc.	1,791,641	236,945
*	ANSYS Inc.	581,288	233,166
*	MongoDB Inc.	418,839	221,712
*	Okta Inc.	983,427	220,455
*	Cloudflare Inc. Class A	1,642,167	215,945
*	HubSpot Inc.	299,042	197,114
*	ON Semiconductor Corp.	2,870,249	194,947
*	Zscaler Inc.	559,824	179,888
	Teradyne Inc.	1,085,948	177,585
*	Gartner Inc.	520,491	174,011
	Skyworks Solutions Inc.	1,101,824	170,937
*	Unity Software Inc.	1,143,256	163,474
*	VeriSign Inc.	629,016	159,657
*	Tyler Technologies Inc.	272,988	146,854
	Monolithic Power Systems Inc.	291,723	143,916
*	Paycom Software Inc.	339,914	141,129
*	AppLovin Corp. Class A	1,473,877	138,928
*	Pinterest Inc. Class A	3,748,755	136,267
*	Akamai Technologies Inc.	1,082,460	126,691
*	Splunk Inc.	1,076,231	124,542
	SS&C Technologies Holdings Inc.	1,439,879	118,041
*	Twitter Inc.	2,530,360	109,362
*	Palantir Technologies Inc. Class A	5,715,837	104,085
*	ZoomInfo Technologies Inc. Class A	1,611,756	103,475
*	RingCentral Inc. Class A	547,044	102,489
*	DocuSign Inc.	622,513	94,815
*	GoDaddy Inc. Class A	1,107,287	93,964
*	Black Knight Inc.	982,954	81,477
*	Coupa Software Inc.	493,390	77,980
*	IAC/InterActiveCorp	530,226	69,306
	Bentley Systems Inc. Class B	1,352,789	65,380
*	Dropbox Inc. Class A	1,961,333	48,131
*	Zendesk Inc.	402,682	41,996
*	IPG Photonics Corp.	115,423	19,869
*	Qualtrics International Inc. Class A	359,935	12,742
		Shares	Market Value• ($000)
*	Bumble Inc. Class A	279,832	9,475
*,1	HashiCorp Inc. Class A	101,929	9,280
*,1	Gitlab Inc. Class A	71,299	6,203
*,1	Toast Inc. Class A	147,284	5,112
			7,866,570
Telecommunications (2.3%)
*	Arista Networks Inc.	1,535,358	220,708
*	Roku Inc.	784,175	178,949
*	Liberty Broadband Corp. Class C	942,536	151,842
*	Liberty Broadband Corp. Class A	150,571	24,227
*	Altice USA Inc. Class A	358,225	5,796
			581,522
Utilities (0.9%)
	Waste Connections Inc.	1,735,646	236,517
Total Common Stocks (Cost $15,948,682)			25,634,854
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $127,557)	1,275,700	127,557
Total Investments (100.3%) (Cost $16,076,239)			25,762,411
Other Assets and Liabilities—Net (-0.3%)			(81,236)
Net Assets (100%)			25,681,175
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $100,724,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $107,434,000 was received for securities on loan, of which $105,258,000 is held in Vanguard Market Liquidity Fund and $2,176,000 is held in cash.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	126	29,978	684
E-mini S&P Mid-Cap 400 Index	March 2022	79	22,418	586
				1,270

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,948,682)	25,634,854
Affiliated Issuers (Cost $127,557)	127,557
Total Investments in Securities	25,762,411
Investment in Vanguard	825
Cash	2,176
Cash Collateral Pledged—Futures Contracts	2,516
Receivables for Investment Securities Sold	104,067
Receivables for Accrued Income	6,681
Receivables for Capital Shares Issued	16,107
Total Assets	25,894,783
Liabilities
Due to Custodian	4,733
Payables for Investment Securities Purchased	73,059
Collateral for Securities on Loan	107,434
Payables for Capital Shares Redeemed	27,519
Payables to Vanguard	785
Variation Margin Payable—Futures Contracts	78
Total Liabilities	213,608
Net Assets	25,681,175

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	17,190,298
Total Distributable Earnings (Loss)	8,490,877
Net Assets	25,681,175

Investor Shares—Net Assets
Applicable to 860,166 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	86,081
Net Asset Value Per Share—Investor Shares	$100.07

ETF Shares—Net Assets
Applicable to 50,288,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,798,089
Net Asset Value Per Share—ETF Shares	$254.49

Admiral Shares—Net Assets
Applicable to 116,814,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,797,005
Net Asset Value Per Share—Admiral Shares	$109.55
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	101,387
Interest[2]	18
Securities Lending—Net	998
Total Income	102,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,596
Management and Administrative—Investor Shares	143
Management and Administrative—ETF Shares	5,807
Management and Administrative—Admiral Shares	6,288
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	450
Marketing and Distribution—Admiral Shares	471
Custodian Fees	64
Auditing Fees	34
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	329
Shareholders’ Reports—Admiral Shares	160
Trustees’ Fees and Expenses	7
Total Expenses	16,356
Net Investment Income	86,047
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,741,232
Futures Contracts	4,995
Realized Net Gain (Loss)	2,746,227
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,422,360
Futures Contracts	950
Change in Unrealized Appreciation (Depreciation)	1,423,310
Net Increase (Decrease) in Net Assets Resulting from Operations	4,255,584
1	Dividends are net of foreign withholding taxes of $220,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,000, ($12,000), $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,691,552,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,047	103,809
Realized Net Gain (Loss)	2,746,227	651,931
Change in Unrealized Appreciation (Depreciation)	1,423,310	4,547,237
Net Increase (Decrease) in Net Assets Resulting from Operations	4,255,584	5,302,977
Distributions
Investor Shares	(202)	(369)
ETF Shares	(41,740)	(54,537)
Admiral Shares	(43,398)	(59,779)
Total Distributions	(85,340)	(114,685)
Capital Share Transactions
Investor Shares	(10,066)	(1,935)
ETF Shares	630,212	649,823
Admiral Shares	(65,985)	(111,739)
Net Increase (Decrease) from Capital Share Transactions	554,161	536,149
Total Increase (Decrease)	4,724,405	5,724,441
Net Assets
Beginning of Period	20,956,770	15,232,329
End of Period	25,681,175	20,956,770
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$83.37	$62.43	$47.02	$50.21	$41.52
Investment Operations
Net Investment Income[1]	.229	.340	.345	.333	.304
Net Realized and Unrealized Gain (Loss) on Investments	16.697	20.984	15.485	(3.193)	8.692
Total from Investment Operations	16.926	21.324	15.830	(2.860)	8.996
Distributions
Dividends from Net Investment Income	(.226)	(.384)	(.420)	(.330)	(.306)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.226)	(.384)	(.420)	(.330)	(.306)
Net Asset Value, End of Period	$100.07	$83.37	$62.43	$47.02	$50.21
Total Return[2]	20.32%	34.32%	33.72%	-5.74%	21.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86	$81	$63	$405	$495
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.25%	0.51%	0.62%	0.64%	0.67%
Portfolio Turnover Rate[3]	25%	22%	18%	25%	23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$212.00	$158.76	$119.58	$127.67	$105.60
Investment Operations
Net Investment Income[1]	.870	1.074	1.386	1.016	.932
Net Realized and Unrealized Gain (Loss) on Investments	42.479	53.347	39.040	(8.101)	22.058
Total from Investment Operations	43.349	54.421	40.426	(7.085)	22.990
Distributions
Dividends from Net Investment Income	(.859)	(1.181)	(1.246)	(1.005)	(.920)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.859)	(1.181)	(1.246)	(1.005)	(.920)
Net Asset Value, End of Period	$254.49	$212.00	$158.76	$119.58	$127.67
Total Return	20.47%	34.46%	33.86%	-5.60%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,798	$10,164	$6,995	$4,956	$5,130
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.37%	0.63%	0.95%	0.76%	0.79%
Portfolio Turnover Rate[2]	25%	22%	18%	25%	23%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$91.26	$68.34	$51.48	$54.96	$45.46
Investment Operations
Net Investment Income[1]	.373	.461	.603	.437	.400
Net Realized and Unrealized Gain (Loss) on Investments	18.287	22.967	16.793	(3.485)	9.496
Total from Investment Operations	18.660	23.428	17.396	(3.048)	9.896
Distributions
Dividends from Net Investment Income	(.370)	(.508)	(.536)	(.432)	(.396)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.370)	(.508)	(.536)	(.432)	(.396)
Net Asset Value, End of Period	$109.55	$91.26	$68.34	$51.48	$54.96
Total Return[2]	20.48%	34.48%	33.86%	-5.60%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,797	$10,712	$8,173	$5,544	$5,659
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.37%	0.63%	0.96%	0.76%	0.79%
Portfolio Turnover Rate[3]	25%	22%	18%	25%	23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Mid-Cap Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $825,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Growth Index Fund
At December 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,690,740
Total Distributable Earnings (Loss)	(2,690,740)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,075
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,189,969)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	9,679,771
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	85,340	114,685
Long-Term Capital Gains	—	—
Total	85,340	114,685
*	Includes short-term capital gains, if any.

Mid-Cap Growth Index Fund
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,082,640
Gross Unrealized Appreciation	10,537,046
Gross Unrealized Depreciation	(857,275)
Net Unrealized Appreciation (Depreciation)	9,679,771
E.	During the year ended December 31, 2021, the fund purchased $10,883,848,000 of investment securities and sold $10,343,197,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,927,512,000 and $4,606,424,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $1,736,641,000 and sales were $1,358,341,000, resulting in net realized gain of $26,864,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,175	208	18,844	279
Issued in Lieu of Cash Distributions	202	2	369	6
Redeemed	(29,443)	(320)	(21,148)	(332)
Net Increase (Decrease)—Investor Shares	(10,066)	(110)	(1,935)	(47)
ETF Shares
Issued	5,301,356	22,469	2,610,129	14,482
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,671,144)	(20,125)	(1,960,306)	(10,600)
Net Increase (Decrease)—ETF Shares	630,212	2,344	649,823	3,882
Admiral Shares
Issued	2,259,984	22,820	2,288,238	31,674
Issued in Lieu of Cash Distributions	38,861	380	53,622	742
Redeemed	(2,364,830)	(23,759)	(2,453,599)	(34,639)
Net Increase (Decrease)—Admiral Shares	(65,985)	(559)	(111,739)	(2,223)

Mid-Cap Growth Index Fund
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Investor Shares	28.59%	11.48%	13.43%	$35,250
Spliced Mid-Cap Value Index	28.83	11.64	13.62	35,842
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	28.74%	11.60%	13.56%	$35,678
Mid-Cap Value Index Fund ETF Shares Market Price	28.69	11.60	13.56	35,668
Spliced Mid-Cap Value Index	28.83	11.64	13.62	35,842
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Mid-Cap Value Index Fund Admiral Shares	28.76%	11.61%	13.57%	$35,692
Spliced Mid-Cap Value Index	28.83	11.64	13.62	35,842
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Mid-Cap Value Index Fund ETF Shares Market Price	28.69%	73.11%	256.68%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	28.74	73.14	256.78
Spliced Mid-Cap Value Index	28.83	73.44	258.42
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Mid-Cap Value Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	5.8%
Consumer Discretionary	15.2
Consumer Staples	7.1
Energy	5.4
Financials	16.6
Health Care	5.9
Industrials	12.6
Real Estate	12.8
Technology	5.8
Telecommunications	2.0
Utilities	10.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Basic Materials (5.8%)
	International Flavors & Fragrances Inc.	2,059,339	310,239
	Nucor Corp.	2,312,165	263,934
	Albemarle Corp.	946,357	221,230
	LyondellBasell Industries NV Class A	2,153,794	198,644
	Celanese Corp.	880,787	148,025
	International Paper Co.	3,132,987	147,188
	Avery Dennison Corp.	669,835	145,066
	Eastman Chemical Co.	1,087,689	131,513
	CF Industries Holdings Inc.	867,567	61,406
	FMC Corp.	512,767	56,348
	Westlake Chemical Corp.	129,223	12,552
			1,696,145
Consumer Discretionary (15.1%)
	DR Horton Inc.	2,740,154	297,170
*	Dollar Tree Inc.	1,819,936	255,737
	Lennar Corp. Class A	2,198,608	255,390
*	Southwest Airlines Co.	4,788,648	205,146
*	Delta Air Lines Inc.	5,177,745	202,346
	Best Buy Co. Inc.	1,790,913	181,957
*	AutoZone Inc.	84,818	177,812
*	CarMax Inc.	1,311,530	170,800
	Garmin Ltd.	1,244,738	169,496
	Genuine Parts Co.	1,152,209	161,540
	Darden Restaurants Inc.	1,050,024	158,176
	MGM Resorts International	3,224,952	144,736
	ViacomCBS Inc. Class B	4,667,896	140,877
*	Carnival Corp.	6,746,514	135,740
	Omnicom Group Inc.	1,719,862	126,014
	Advance Auto Parts Inc.	504,491	121,017
	Whirlpool Corp.	491,452	115,324
*	United Airlines Holdings Inc.	2,618,309	114,630
*,1	AMC Entertainment Holdings Inc. Class A	4,158,207	113,103
	PulteGroup Inc.	1,946,065	111,237
	Hasbro Inc.	1,060,313	107,919
		Shares	Market Value• ($000)
	VF Corp.	1,430,065	104,709
	Fox Corp. Class A	2,556,411	94,332
	BorgWarner Inc.	1,939,589	87,417
	News Corp. Class A	3,770,700	84,124
	Bath & Body Works Inc.	1,015,908	70,900
*	Royal Caribbean Cruises Ltd.	876,046	67,368
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,278,497	65,012
	Interpublic Group of Cos. Inc.	1,593,125	59,662
*	Discovery Inc. Class C	2,531,383	57,969
*	American Airlines Group Inc.	2,619,645	47,049
	Lear Corp.	241,197	44,127
	Fox Corp. Class B	1,249,225	42,811
*,1	GameStop Corp. Class A	263,067	39,036
*,1	Lucid Group Inc.	832,140	31,663
*	Liberty Media Corp.-Liberty SiriusXM Class A	606,135	30,822
*,1	Discovery Inc. Class A	1,306,416	30,753
	Lennar Corp. Class B	122,627	11,726
	News Corp. Class B	378,120	8,508
	ViacomCBS Inc. Class A	78,043	2,604
			4,446,759
Consumer Staples (7.0%)
	Corteva Inc.	5,907,999	279,330
	Kroger Co.	5,414,551	245,062
	Tyson Foods Inc. Class A	2,384,702	207,851
	Clorox Co.	994,000	173,314
	AmerisourceBergen Corp.	1,178,688	156,636
	McKesson Corp.	617,610	153,519
	Archer-Daniels-Midland Co.	2,262,999	152,956
	Kellogg Co.	2,069,842	133,339
	Conagra Brands Inc.	3,880,935	132,534
	J M Smucker Co.	832,902	113,125
	Hormel Foods Corp.	2,194,876	107,132

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	McCormick & Co. Inc. (Non-Voting)	1,008,530	97,434
	Campbell Soup Co.	1,588,652	69,043
	Molson Coors Beverage Co. Class B	729,981	33,835
			2,055,110
Energy (5.3%)
	Valero Energy Corp.	3,307,555	248,430
	ONEOK Inc.	3,607,769	211,993
	Occidental Petroleum Corp.	7,178,316	208,099
	Hess Corp.	2,255,198	166,952
	Baker Hughes Co.	6,694,847	161,078
	Marathon Petroleum Corp.	2,490,100	159,342
	Halliburton Co.	6,879,528	157,335
	Phillips 66	1,772,480	128,434
	Williams Cos. Inc.	4,914,986	127,986
			1,569,649
Financials (16.5%)
	Arthur J Gallagher & Co.	1,676,892	284,518
	Discover Financial Services	2,371,015	273,994
	Ameriprise Financial Inc.	905,137	273,043
	Fifth Third Bancorp	5,531,588	240,901
	Willis Towers Watson plc	1,008,084	239,410
	State Street Corp.	2,334,634	217,121
	Nasdaq Inc.	946,949	198,869
	American International Group Inc.	3,358,544	190,967
	Northern Trust Corp.	1,595,959	190,893
	Hartford Financial Services Group Inc.	2,753,476	190,100
	Huntington Bancshares Inc.	11,702,082	180,446
	KeyCorp	7,532,303	174,222
	Regions Financial Corp.	7,712,195	168,126
	Citizens Financial Group Inc.	3,448,023	162,919
	M&T Bank Corp.	1,041,086	159,890
	Principal Financial Group Inc.	2,144,445	155,108
	Raymond James Financial Inc.	1,500,863	150,687
	Cincinnati Financial Corp.	1,238,485	141,100
	Ally Financial Inc.	2,802,850	133,444
*	Arch Capital Group Ltd.	2,967,759	131,917
	Fidelity National Financial Inc.	2,186,972	114,116
	Cboe Global Markets Inc.	862,620	112,486
	Equitable Holdings Inc.	3,274,193	107,361
	Loews Corp.	1,744,665	100,772
	Annaly Capital Management Inc.	11,729,942	91,728
	W R Berkley Corp.	1,071,689	88,296
	Everest Re Group Ltd.	318,479	87,238
		Shares	Market Value• ($000)
	Franklin Resources Inc.	2,435,589	81,568
*	Markel Corp.	55,288	68,225
	Lincoln National Corp.	694,181	47,385
*	Alleghany Corp.	52,667	35,160
	Globe Life Inc.	367,754	34,466
[1]	UWM Holdings Corp. Class A	728,814	4,314
			4,830,790
Health Care (5.9%)
*	Laboratory Corp. of America Holdings	774,232	243,271
	Quest Diagnostics Inc.	992,469	171,707
*	Hologic Inc.	2,034,054	155,727
	Viatris Inc.	9,784,553	132,385
	Cardinal Health Inc.	2,279,842	117,389
	Cerner Corp.	1,190,264	110,540
	Zimmer Biomet Holdings Inc.	845,117	107,364
	Royalty Pharma plc Class A	2,606,389	103,865
*	Elanco Animal Health Inc.	3,636,492	103,204
	DENTSPLY SIRONA Inc.	1,768,822	98,682
	STERIS plc	404,560	98,474
*	Henry Schein Inc.	1,121,814	86,974
	Universal Health Services Inc. Class B	561,953	72,863
	Teleflex Inc.	189,494	62,245
*	DaVita Inc.	494,653	56,272
*,1	Ginkgo Bioworks Holdings Inc.	720,022	5,983
			1,726,945
Industrials (12.5%)
	Carrier Global Corp.	7,010,807	380,266
*	Keysight Technologies Inc.	1,471,603	303,901
	PACCAR Inc.	2,527,830	223,106
	Dover Corp.	1,164,833	211,534
	Fortive Corp.	2,755,868	210,245
	Synchrony Financial	4,427,352	205,385
	Ingersoll Rand Inc.	3,297,418	204,011
*	United Rentals Inc.	585,681	194,616
	WW Grainger Inc.	354,276	183,600
	Rockwell Automation Inc.	469,152	163,664
	Otis Worldwide Corp.	1,718,205	149,604
	Jacobs Engineering Group Inc.	1,043,245	145,251
	Textron Inc.	1,783,324	137,673
	Ball Corp.	1,310,195	126,132
	Stanley Black & Decker Inc.	659,510	124,397
	Crown Holdings Inc.	1,034,541	114,441
	CH Robinson Worldwide Inc.	1,051,683	113,193
	Packaging Corp. of America	768,573	104,641
	Westrock Co.	2,143,642	95,092

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	434,592	93,602
	Fortune Brands Home & Security Inc.	549,088	58,697
	Hubbell Inc. Class B	220,124	45,845
*	Mohawk Industries Inc.	219,232	39,940
	Western Union Co.	1,625,544	29,000
*	Aurora Innovation Inc.	390,622	4,398
			3,662,234
Real Estate (12.7%)
	Welltower Inc.	3,521,465	302,036
	AvalonBay Communities Inc.	1,130,526	285,560
	Alexandria Real Estate Equities Inc.	1,253,716	279,528
*	CBRE Group Inc. Class A	2,572,135	279,102
	Equity Residential	2,882,228	260,842
	Weyerhaeuser Co.	6,059,980	249,550
	Mid-America Apartment Communities Inc.	931,498	213,723
	Simon Property Group Inc.	1,329,278	212,379
	Duke Realty Corp.	3,081,191	202,249
	Essex Property Trust Inc.	526,581	185,478
	Ventas Inc.	3,229,418	165,088
	Realty Income Corp.	2,288,847	163,859
	Healthpeak Properties Inc.	4,361,247	157,397
	UDR Inc.	2,501,411	150,060
	Camden Property Trust	826,803	147,733
	Boston Properties Inc.	1,137,416	131,008
	WP Carey Inc.	1,507,167	123,663
	Iron Mountain Inc.	2,342,602	122,588
	Regency Centers Corp.	692,661	52,192
*	Host Hotels & Resorts Inc.	2,888,682	50,234
			3,734,269
Technology (5.8%)
	Corning Inc.	6,213,791	231,339
	CDW Corp.	1,098,024	224,853
	Seagate Technology Holdings plc	1,711,121	193,322
	Hewlett Packard Enterprise Co.	10,582,392	166,884
	NetApp Inc.	1,809,224	166,431
*	Western Digital Corp.	2,521,109	164,402
*	Qorvo Inc.	891,739	139,459
	NortonLifeLock Inc.	4,471,545	116,171
	Citrix Systems Inc.	1,008,902	95,432
*	UiPath Inc. Class A	2,092,316	90,242
*	F5 Inc.	247,692	60,613
	Leidos Holdings Inc.	567,749	50,473
			1,699,621
Telecommunications (2.0%)
	Motorola Solutions Inc.	1,366,397	371,250
		Shares	Market Value• ($000)
	Lumen Technologies Inc.	8,282,416	103,944
*	DISH Network Corp. Class A	1,996,866	64,778
	Juniper Networks Inc.	1,315,567	46,979
*	Altice USA Inc. Class A	435,902	7,053
			594,004
Utilities (10.7%)
	American Water Works Co. Inc.	1,468,651	277,369
	Eversource Energy	2,781,468	253,058
	WEC Energy Group Inc.	2,551,882	247,711
	Edison International	3,073,555	209,770
*	PG&E Corp.	15,941,124	193,525
	Consolidated Edison Inc.	2,261,852	192,981
	Ameren Corp.	2,066,302	183,922
	FirstEnergy Corp.	4,404,594	183,187
	Entergy Corp.	1,626,014	183,171
	PPL Corp.	6,073,429	182,567
	DTE Energy Co.	1,410,743	168,640
	CMS Energy Corp.	2,343,751	152,461
	CenterPoint Energy Inc.	5,087,681	141,997
	Evergy Inc.	1,836,492	126,002
	AES Corp.	5,124,348	124,522
	Alliant Energy Corp.	2,025,559	124,511
	Vistra Corp.	3,904,156	88,898
	NiSource Inc.	3,177,674	87,736
	Avangrid Inc.	626,286	31,239
			3,153,267
Total Common Stocks (Cost $19,721,223)			29,168,793
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $291,420)	2,914,481	291,419
Total Investments (100.3%) (Cost $20,012,643)			29,460,212
Other Assets and Liabilities—Net (-0.3%)			(98,154)
Net Assets (100%)			29,362,058
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $140,540,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $152,848,000 was received for securities on loan, of which $152,847,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	128	30,454	656
E-mini S&P Mid-Cap 400 Index	March 2022	259	73,497	1,914
				2,570

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	8/31/22	BOANA	46,584	(0.578)	5,052	—
State Street Corp.	8/31/23	BOANA	42,261	(0.675)	2,162	—
					7,214	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At December 31, 2021, the counterparties had deposited in segregated accounts cash of $6,730,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $19,721,223)	29,168,793
Affiliated Issuers (Cost $291,420)	291,419
Total Investments in Securities	29,460,212
Investment in Vanguard	908
Cash	1
Cash Collateral Pledged—Futures Contracts	4,970
Receivables for Investment Securities Sold	16,070
Receivables for Accrued Income	54,422
Receivables for Capital Shares Issued	13,195
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,214
Total Assets	29,556,992
Liabilities
Due to Custodian	3,220
Payables for Investment Securities Purchased	11,314
Collateral for Securities on Loan	152,848
Payables for Capital Shares Redeemed	26,604
Payables to Vanguard	888
Variation Margin Payable—Futures Contracts	60
Total Liabilities	194,934
Net Assets	29,362,058

Mid-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	22,895,691
Total Distributable Earnings (Loss)	6,466,367
Net Assets	29,362,058

Investor Shares—Net Assets
Applicable to 971,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,466
Net Asset Value Per Share—Investor Shares	$59.16

ETF Shares—Net Assets
Applicable to 107,055,920 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,086,245
Net Asset Value Per Share—ETF Shares	$150.26

Admiral Shares—Net Assets
Applicable to 169,814,207 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,218,347
Net Asset Value Per Share—Admiral Shares	$77.84
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends	530,688
Interest[1]	40
Securities Lending—Net	1,714
Total Income	532,442
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,637
Management and Administrative—Investor Shares	91
Management and Administrative—ETF Shares	7,176
Management and Administrative—Admiral Shares	6,495
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	527
Marketing and Distribution—Admiral Shares	507
Custodian Fees	65
Auditing Fees	35
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	685
Shareholders’ Reports—Admiral Shares	193
Trustees’ Fees and Expenses	8
Total Expenses	18,424
Net Investment Income	514,018
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,276,823
Futures Contracts	5,342
Swap Contracts	(1,597)
Realized Net Gain (Loss)	1,280,568
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,456,306
Futures Contracts	2,047
Swap Contracts	7,214
Change in Unrealized Appreciation (Depreciation)	4,465,567
Net Increase (Decrease) in Net Assets Resulting from Operations	6,260,153
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $40,000, ($14,000), $5,000, and ($14,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $899,162,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	514,018	499,306
Realized Net Gain (Loss)	1,280,568	(1,007,235)
Change in Unrealized Appreciation (Depreciation)	4,465,567	863,169
Net Increase (Decrease) in Net Assets Resulting from Operations	6,260,153	355,240
Distributions
Investor Shares	(965)	(1,066)
ETF Shares	(274,814)	(251,536)
Admiral Shares	(232,248)	(250,673)
Total Distributions	(508,027)	(503,275)
Capital Share Transactions
Investor Shares	2,483	(7,436)
ETF Shares	1,966,665	694,076
Admiral Shares	445,190	(882,562)
Net Increase (Decrease) from Capital Share Transactions	2,414,338	(195,922)
Total Increase (Decrease)	8,166,464	(343,957)
Net Assets
Beginning of Period	21,195,594	21,539,551
End of Period	29,362,058	21,195,594
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.83	$46.96	$37.50	$43.89	$38.24
Investment Operations
Net Investment Income[1]	1.006	1.048[2]	.808	1.001[3]	.771
Net Realized and Unrealized Gain (Loss) on Investments	12.311	(.122)	9.566	(6.415)	5.646
Total from Investment Operations	13.317	.926	10.374	(5.414)	6.417
Distributions
Dividends from Net Investment Income	(.987)	(1.056)	(.914)	(.976)	(.767)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.987)	(1.056)	(.914)	(.976)	(.767)
Net Asset Value, End of Period	$59.16	$46.83	$46.96	$37.50	$43.89
Total Return[4]	28.59%	2.43%	27.82%	-12.53%	16.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57	$43	$52	$508	$682
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.58%[2]	1.90%	2.29%[3]	1.92%
Portfolio Turnover Rate[5]	17%	39%	17%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$118.93	$119.27	$95.22	$111.47	$97.12
Investment Operations
Net Investment Income[1]	2.744	2.781[2]	2.497	2.645[3]	2.116
Net Realized and Unrealized Gain (Loss) on Investments	31.258	(.310)	23.996	(16.278)	14.306
Total from Investment Operations	34.002	2.471	26.493	(13.633)	16.422
Distributions
Dividends from Net Investment Income	(2.672)	(2.811)	(2.443)	(2.617)	(2.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.672)	(2.811)	(2.443)	(2.617)	(2.072)
Net Asset Value, End of Period	$150.26	$118.93	$119.27	$95.22	$111.47
Total Return	28.74%	2.50%	27.98%	-12.41%	17.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,086	$11,061	$10,339	$7,898	$8,355
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.69%[2]	2.26%	2.41%[3]	2.04%
Portfolio Turnover Rate[4]	17%	39%	17%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$61.61	$61.79	$49.33	$57.74	$50.31
Investment Operations
Net Investment Income[1]	1.413	1.438[2]	1.303	1.385[3]	1.096
Net Realized and Unrealized Gain (Loss) on Investments	16.201	(.162)	12.422	(8.439)	7.407
Total from Investment Operations	17.614	1.276	13.725	(7.054)	8.503
Distributions
Dividends from Net Investment Income	(1.384)	(1.456)	(1.265)	(1.356)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.384)	(1.456)	(1.265)	(1.356)	(1.073)
Net Asset Value, End of Period	$77.84	$61.61	$61.79	$49.33	$57.74
Total Return[4]	28.76%	2.54%	27.99%	-12.42%	17.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,218	$10,092	$11,148	$7,738	$8,134
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.69%[2]	2.28%	2.41%[3]	2.04%
Portfolio Turnover Rate[5]	17%	39%	17%	17%	17%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Mid-Cap Value Index Fund
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $908,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	29,168,793	—	—	29,168,793
Temporary Cash Investments	291,419	—	—	291,419
Total	29,460,212	—	—	29,460,212

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,570	—	—	2,570
Swap Contracts	—	7,214	—	7,214
Total	2,570	7,214	—	9,784
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	898,766
Total Distributable Earnings (Loss)	(898,766)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,568
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,979,657)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	9,427,456

Mid-Cap Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	508,027	503,275
Long-Term Capital Gains	—	—
Total	508,027	503,275
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,032,756
Gross Unrealized Appreciation	9,837,824
Gross Unrealized Depreciation	(410,368)
Net Unrealized Appreciation (Depreciation)	9,427,456
E.	During the year ended December 31, 2021, the fund purchased $8,381,236,000 of investment securities and sold $6,095,529,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,535,365,000 and $1,669,929,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $995,673,000 and sales were $1,207,772,000, resulting in net realized gain of $207,630,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	15,393	281	8,255	208
Issued in Lieu of Cash Distributions	965	17	1,066	27
Redeemed	(13,875)	(252)	(16,757)	(423)
Net Increase (Decrease)—Investor Shares	2,483	46	(7,436)	(188)

Mid-Cap Value Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	3,658,900	25,904	3,661,867	35,714
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,692,235)	(11,850)	(2,967,791)	(29,400)
Net Increase (Decrease)—ETF Shares	1,966,665	14,054	694,076	6,314
Admiral Shares
Issued	2,834,601	39,559	2,506,721	48,206
Issued in Lieu of Cash Distributions	205,615	2,818	222,711	4,318
Redeemed	(2,595,026)	(36,366)	(3,611,994)	(69,151)
Net Increase (Decrease)—Admiral Shares	445,190	6,011	(882,562)	(16,627)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Extended Market Index Fund	862,248
Mid-Cap Index Fund	1,513,389
Mid-Cap Growth Index Fund	78,044
Mid-Cap Value Index Fund	448,588
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Extended Market Index Fund	147,216
Mid-Cap Index Fund	202,616
Mid-Cap Growth Index Fund	7,297
Mid-Cap Value Index Fund	36,324
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Extended Market Index Fund	73.4%
Mid-Cap Index Fund	78.7
Mid-Cap Growth Index Fund	88.1
Mid-Cap Value Index Fund	82.8

The S&P Completion Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Extended Market Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Extended Market Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Market Fund particularly or the ability of the S&P Completion Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Completion Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Completion Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Extended Market Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Extended Market Fund into consideration in determining, composing or calculating the S&P Completion Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Extended Market Fund or the timing of the issuance or sale of Vanguard Extended Market Fund or in the determination or calculation of the equation by which Vanguard Extended Market Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Extended Market Fund. There is no assurance that investment products based on the S&P Completion Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P COMPLETION INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD EXTENDED MARKET FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMPLETION INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The CRSP US Mid Cap Index, CRSP US Mid Cap Growth Index, and CRSP US Mid Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid- Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Mid- Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing, or trading of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD MIDCAP INDEX, MID-CAP GROWTH INDEX, AND MID-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q980 022022

Annual Report   |   December 31, 2021
Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios
Vanguard Growth Index Fund
Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Growth Index Fund	4
Value Index Fund	27
Large-Cap Index Fund	52
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for the funds included in this report ranged from 26.31% for Investor Shares of Vanguard Value Index Fund to 27.27% for Institutional Shares of Vanguard Growth Index Fund. Returns for Vanguard Large-Cap Index Fund, which contains both growth and value stocks, ranged from 26.87% for Investor Shares to 27.03% for Institutional Shares. Each fund closely tracked its target index.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started to roll out shortly after the beginning of the period, helping some of the hardest-hit sectors like hospitality, leisure, and travel, and more workers returned to the labor force. U.S. stocks turned in a strong performance even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	Technology stocks made the biggest contribution to performance for both the Large-Cap Index Fund and the Growth Index Fund. The Value Index Fund benefited most from its financial stocks.
•	For the 10 years ended December 31, 2021, the funds’ annualized returns ranged from 13.59% for Investor Shares of the Value Index Fund to 19.31% for Institutional Shares of the Growth Index Fund.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,121.80	$0.91
ETF Shares	1,000.00	1,122.60	0.21
Admiral™ Shares	1,000.00	1,122.60	0.27
Institutional Shares	1,000.00	1,122.60	0.21
Value Index Fund
Investor Shares	$1,000.00	$1,082.20	$0.89
ETF Shares	1,000.00	1,082.80	0.21
Admiral Shares	1,000.00	1,082.80	0.26
Institutional Shares	1,000.00	1,082.90	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,104.50	$0.90
ETF Shares	1,000.00	1,105.20	0.21
Admiral Shares	1,000.00	1,105.30	0.27
Institutional Shares	1,000.00	1,105.30	0.21
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Growth Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Investor Shares	27.10%	24.62%	19.14%	$57,621
Spliced Growth Index	27.30	24.82	19.36	58,671
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund ETF Shares Net Asset Value	27.26%	24.78%	19.30%	$58,387
Growth Index Fund ETF Shares Market Price	27.20	24.77	19.30	58,381
Spliced Growth Index	27.30	24.82	19.36	58,671
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
4

Growth Index Fund
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth Index Fund Admiral Shares	27.26%	24.77%	19.29%	$58,363
Spliced Growth Index	27.30	24.82	19.36	58,671
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Growth Index Fund Institutional Shares	27.27%	24.79%	19.31%	$29,213,238
Spliced Growth Index	27.30	24.82	19.36	29,335,637
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Growth Index Fund ETF Shares Market Price	27.20%	202.36%	483.81%
Growth Index Fund ETF Shares Net Asset Value	27.26	202.52	483.87
Spliced Growth Index	27.30	203.02	486.71
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Growth Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	1.2%
Consumer Discretionary	24.0
Consumer Staples	0.6
Energy	0.4
Financials	2.1
Health Care	7.6
Industrials	10.5
Real Estate	2.5
Technology	50.1
Telecommunications	0.8
Utilities	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
6

Growth Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Linde plc	4,062,742	1,407,456
	Ecolab Inc.	2,047,461	480,314
	Fastenal Co.	4,566,462	292,527
	Albemarle Corp.	464,686	108,630
	FMC Corp.	972	107
			2,289,034
Consumer Discretionary (23.9%)
*	Amazon.com Inc.	3,422,296	11,411,098
*	Tesla Inc.	6,378,259	6,740,417
	Home Depot Inc.	8,290,100	3,440,474
*	Walt Disney Co.	14,430,112	2,235,080
*	Netflix Inc.	3,416,555	2,058,269
	Costco Wholesale Corp.	3,507,549	1,991,236
	NIKE Inc. Class B	10,144,547	1,690,792
	McDonald's Corp.	5,932,107	1,590,220
	Lowe's Cos. Inc.	5,348,759	1,382,547
	Starbucks Corp.	9,313,657	1,089,418
*	Booking Holdings Inc.	325,998	782,144
	TJX Cos. Inc.	9,069,423	688,551
	Estee Lauder Cos. Inc. Class A	1,747,491	646,921
*	Uber Technologies Inc.	11,552,402	484,392
	Dollar General Corp.	1,852,060	436,771
*	Airbnb Inc. Class A	2,615,766	435,499
*	O'Reilly Automotive Inc.	534,857	377,732
*	Chipotle Mexican Grill Inc. Class A	212,188	370,958
*	Lululemon Athletica Inc.	939,837	367,899
*	Marriott International Inc. Class A	2,197,589	363,130
*	Aptiv plc	2,147,805	354,280
*	AutoZone Inc.	166,455	348,955
*	Hilton Worldwide Holdings Inc.	2,212,567	345,138
	Yum! Brands Inc.	2,326,956	323,121
	Ross Stores Inc.	2,821,190	322,406
*	Trade Desk Inc. Class A	3,440,041	315,245
	Electronic Arts Inc.	2,245,077	296,126
*	Copart Inc.	1,694,885	256,978
*	Roblox Corp. Class A	2,303,315	237,610
*	Etsy Inc.	1,006,679	220,402
	Tractor Supply Co.	903,778	215,641
*	Expedia Group Inc.	1,159,375	209,522
		Shares	Market Value• ($000)
	Activision Blizzard Inc.	3,095,264	205,928
*	Ulta Beauty Inc.	431,577	177,956
	Domino's Pizza Inc.	289,001	163,092
*	Take-Two Interactive Software Inc.	915,810	162,758
*	Carvana Co. Class A	679,827	157,577
*	NVR Inc.	26,273	155,244
*	Burlington Stores Inc.	530,003	154,501
*	Caesars Entertainment Inc.	1,613,318	150,894
*	Rivian Automotive Inc. Class A	1,403,494	145,528
*	Live Nation Entertainment Inc.	1,160,066	138,848
*	Royal Caribbean Cruises Ltd.	1,719,476	132,228
*,1	Wayfair Inc. Class A	587,697	111,645
*,1	AMC Entertainment Holdings Inc. Class A	4,080,303	110,984
*	Lyft Inc. Class A	2,239,469	95,693
	Pool Corp.	151,146	85,549
*	Peloton Interactive Inc. Class A	2,246,725	80,343
*	Wynn Resorts Ltd.	825,778	70,224
*	DraftKings Inc. Class A	2,418,055	66,424
*	Las Vegas Sands Corp.	1,669,164	62,827
*,1	Lucid Group Inc.	1,632,598	62,120
	Rollins Inc.	1,757,132	60,112
	Vail Resorts Inc.	160,472	52,619
[1]	Sirius XM Holdings Inc.	6,345,463	40,294
*	Endeavor Group Holdings Inc. Class A	1,150,219	40,131
*,1	Chewy Inc. Class A	676,365	39,885
*,1	QuantumScape Corp. Class A	1,550,721	34,411
	Warner Music Group Corp. Class A	781,044	33,726
	MGM Resorts International	3,052	137
*	Penn National Gaming Inc.	1,193	62
			44,820,712
7

Growth Index Fund
		Shares	Market Value• ($000)
Consumer Staples (0.7%)
	Colgate-Palmolive Co.	3,349,354	285,834
*	Monster Beverage Corp.	2,938,928	282,255
	Hershey Co.	1,153,387	223,146
	Church & Dwight Co. Inc.	1,936,811	198,523
	Brown-Forman Corp. Class B	2,334,899	170,121
	Lamb Weston Holdings Inc.	291,305	18,463
	Brown-Forman Corp. Class A	270,101	18,310
*	Olaplex Holdings Inc.	514,195	14,978
	McCormick & Co. Inc.	1,858	179
			1,211,809
Energy (0.4%)
	Pioneer Natural Resources Co.	1,744,454	317,281
	Cheniere Energy Inc.	1,811,091	183,681
*	Enphase Energy Inc.	964,309	176,411
*	Plug Power Inc.	4,572,310	129,076
			806,449
Financials (2.1%)
	S&P Global Inc.	1,913,249	902,920
	Aon plc Class A (XNYS)	1,661,742	499,453
	Moody's Corp.	1,254,473	489,972
	MSCI Inc. Class A	621,848	381,000
*	SVB Financial Group	465,965	316,036
	First Republic Bank	1,421,627	293,580
*	Coinbase Global Inc. Class A	1,047,618	264,387
	Broadridge Financial Solutions Inc.	924,789	169,070
	FactSet Research Systems Inc.	299,028	145,331
	Apollo Global Management Inc. Class A	1,761,895	127,614
	MarketAxess Holdings Inc.	286,811	117,957
*	Athene Holding Ltd. Class A	1,048,506	87,372
	Tradeweb Markets Inc. Class A	834,034	83,520
*	Markel Corp.	54,202	66,885
	Interactive Brokers Group Inc. Class A	350,283	27,820
	SEI Investments Co.	972	59
			3,972,976
Health Care (7.6%)
	Thermo Fisher Scientific Inc.	3,128,345	2,087,357
*	Intuitive Surgical Inc.	2,836,133	1,019,023
	Zoetis Inc.	3,755,934	916,561
	Danaher Corp.	2,552,860	839,916
	Stryker Corp.	2,695,441	720,815
*	Moderna Inc.	2,736,021	694,895
*	Edwards Lifesciences Corp.	4,956,681	642,138
*	Regeneron Pharmaceuticals Inc.	797,301	503,512
*	Boston Scientific Corp.	11,312,873	480,571
*	Illumina Inc.	1,240,876	472,079
		Shares	Market Value• ($000)
*	IDEXX Laboratories Inc.	673,171	443,256
*	Vertex Pharmaceuticals Inc.	2,018,348	443,229
*	IQVIA Holdings Inc.	1,516,667	427,912
*	DexCom Inc.	769,476	413,170
*	Align Technology Inc.	594,722	390,839
	Agilent Technologies Inc.	2,397,599	382,777
	ResMed Inc.	1,156,852	301,337
*	Veeva Systems Inc. Class A	1,100,805	281,234
	West Pharmaceutical Services Inc.	588,150	275,848
	PerkinElmer Inc.	1,001,869	201,436
*	Horizon Therapeutics plc	1,801,256	194,103
*	Catalent Inc.	1,359,657	174,077
*	Avantor Inc.	4,112,660	173,307
*	Seagen Inc.	1,089,250	168,398
	Cooper Cos. Inc.	391,174	163,878
*	Alnylam Pharmaceuticals Inc.	949,989	161,099
*	Insulet Corp.	547,125	145,574
*	BioMarin Pharmaceutical Inc.	1,456,737	128,703
*	Bio-Rad Laboratories Inc. Class A	167,467	126,533
*	ABIOMED Inc.	342,925	123,168
*	Incyte Corp.	1,491,656	109,488
*	Exact Sciences Corp.	1,367,070	106,399
*	Teladoc Health Inc.	1,143,033	104,953
*	10X Genomics Inc. Class A	653,906	97,406
	STERIS plc	396,766	96,577
*	Charles River Laboratories International Inc.	200,423	75,515
	Teleflex Inc.	186,176	61,155
*	agilon health Inc.	1,403,338	37,890
*	Novocure Ltd.	349,398	26,233
*,1	GoodRx Holdings Inc. Class A	576,080	18,826
*	Oak Street Health Inc.	430,853	14,278
*,1	Ginkgo Bioworks Holdings Inc.	706,039	5,867
	Baxter International Inc.	3,757	323
	Cerner Corp.	2,210	205
			14,251,860
Industrials (10.4%)
	Visa Inc. Class A	12,810,778	2,776,224
	Mastercard Inc. Class A	6,964,310	2,502,416
	Accenture plc Class A	5,213,671	2,161,327
*	PayPal Holdings Inc.	9,327,686	1,759,015
*	Boeing Co.	4,665,880	939,335
	Automatic Data Processing Inc.	3,345,053	824,823
	Sherwin-Williams Co.	1,873,340	659,715
	Union Pacific Corp.	2,551,979	642,920
	United Parcel Service Inc. Class B	2,894,184	620,339
*	Block Inc.	3,169,023	511,829
*	Fiserv Inc.	4,716,959	489,573
	IHS Markit Ltd.	2,849,708	378,783

8

Growth Index Fund
		Shares	Market Value• ($000)
	Paychex Inc.	2,576,000	351,624
	Rockwell Automation Inc.	920,956	321,275
	Global Payments Inc.	2,303,389	311,372
*	Mettler-Toledo International Inc.	182,480	309,707
	Cintas Corp.	697,797	309,243
*	Keysight Technologies Inc.	1,444,108	298,223
	Old Dominion Freight Line Inc.	821,856	294,537
	Verisk Analytics Inc. Class A	1,279,385	292,634
	Equifax Inc.	968,535	283,577
*	Zebra Technologies Corp. Class A	424,291	252,538
	Vulcan Materials Co.	1,053,848	218,758
*	Bill.Com Holdings Inc.	773,478	192,712
	Expeditors International of Washington Inc.	1,345,471	180,683
*	Waters Corp.	484,754	180,619
	TransUnion	1,520,726	180,328
*	Generac Holdings Inc.	500,612	176,175
*	Trimble Inc.	1,993,676	173,829
*	Teledyne Technologies Inc.	370,168	161,723
*	Affirm Holdings Inc.	1,404,953	141,282
	JB Hunt Transport Services Inc.	666,539	136,241
	Ball Corp.	1,284,748	123,683
	Martin Marietta Materials Inc.	247,441	109,003
	HEICO Corp. Class A	573,640	73,724
*	FleetCor Technologies Inc.	306,630	68,636
	Cognex Corp.	665,639	51,760
	Jack Henry & Associates Inc.	293,594	49,027
	HEICO Corp.	327,922	47,293
*,1	Aurora Innovation Inc.	381,776	4,299
	Fidelity National Information Services Inc.	4,641	507
			19,561,311
Real Estate (2.5%)
	American Tower Corp.	3,615,471	1,057,525
	Crown Castle International Corp.	3,431,155	716,219
	Equinix Inc.	714,834	604,635
	Public Storage	1,183,241	443,195
	Digital Realty Trust Inc.	2,252,868	398,465
	SBA Communications Corp. Class A	863,547	335,937
*	CoStar Group Inc.	3,135,319	247,784
	Invitation Homes Inc.	4,737,532	214,800
	Sun Communities Inc.	948,545	199,166
	Realty Income Corp.	2,244,539	160,687
*	Zillow Group Inc. Class C	1,328,914	84,851
	UDR Inc.	1,225,902	73,542
*	Opendoor Technologies Inc.	3,645,386	53,259
*	Zillow Group Inc. Class A	348,769	21,700
		Shares	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	1,148	256
			4,612,021
Technology (50.1%)
	Apple Inc.	123,737,396	21,972,049
	Microsoft Corp.	59,605,573	20,046,546
*	Alphabet Inc. Class A	2,388,493	6,919,560
*	Meta Platforms Inc. Class A	18,785,762	6,318,591
*	Alphabet Inc. Class C	2,143,748	6,203,128
	NVIDIA Corp.	18,855,101	5,545,474
*	Adobe Inc.	3,777,342	2,141,980
*	salesforce.com Inc.	7,383,601	1,876,395
	Intuit Inc.	2,248,035	1,445,981
	Texas Instruments Inc.	7,331,609	1,381,788
*	Advanced Micro Devices Inc.	9,587,172	1,379,594
	Applied Materials Inc.	7,168,388	1,128,018
*	ServiceNow Inc.	1,579,846	1,025,494
	Micron Technology Inc.	8,880,564	827,225
	QUALCOMM Inc.	4,445,758	812,996
	Lam Research Corp.	1,117,793	803,861
*	Snowflake Inc. Class A	2,149,961	728,299
	Marvell Technology Inc.	6,538,855	572,084
	KLA Corp.	1,203,729	517,736
*	Autodesk Inc.	1,745,362	490,778
*	Snap Inc. Class A	9,685,209	455,495
*	Synopsys Inc.	1,210,694	446,141
*	Workday Inc. Class A	1,532,192	418,564
	Xilinx Inc.	1,967,942	417,263
	Amphenol Corp. Class A	4,747,825	415,245
*	Palo Alto Networks Inc.	744,126	414,300
	Roper Technologies Inc.	837,417	411,892
*	Cadence Design Systems Inc.	2,200,159	410,000
*	Fortinet Inc.	1,103,325	396,535
	Microchip Technology Inc.	4,405,121	383,510
*	Twilio Inc. Class A	1,337,296	352,164
*	Datadog Inc. Class A	1,939,805	345,499
*	Crowdstrike Holdings Inc. Class A	1,552,417	317,857
*	Zoom Video Communications Inc. Class A	1,634,626	300,624
*	EPAM Systems Inc.	427,755	285,933
*	Match Group Inc.	2,134,963	282,349
*	ANSYS Inc.	692,679	277,847
*	MongoDB Inc. Class A	499,119	264,209
*	Okta Inc.	1,171,913	262,708
*	Twitter Inc.	6,030,869	260,654
*	Cloudflare Inc. Class A	1,956,958	257,340
*	Palantir Technologies Inc. Class A	13,622,748	248,070
*	DoorDash Inc. Class A	1,608,040	239,437
*	HubSpot Inc.	356,385	234,911
*	DocuSign Inc. Class A	1,483,875	226,009
*	Zscaler Inc.	667,150	214,375
	Teradyne Inc.	1,294,402	211,674
*	Gartner Inc.	620,404	207,413

9

Growth Index Fund
		Shares	Market Value• ($000)
	Skyworks Solutions Inc.	1,312,460	203,615
*	Unity Software Inc.	1,362,555	194,832
*	VeriSign Inc.	749,801	190,314
*	Tyler Technologies Inc.	325,468	175,086
	Monolithic Power Systems Inc.	347,784	171,572
*	Paycom Software Inc.	405,119	168,201
*,1	AppLovin Corp. Class A	1,756,400	165,558
*	Pinterest Inc. Class A	4,469,385	162,462
*	Splunk Inc.	1,281,636	148,311
	SS&C Technologies Holdings Inc.	1,714,628	140,565
*	ZoomInfo Technologies Inc. Class A	1,921,469	123,358
*	RingCentral Inc. Class A	651,427	122,045
*	GoDaddy Inc. Class A	1,318,572	111,894
*	Black Knight Inc.	1,170,550	97,027
*	Coupa Software Inc.	587,531	92,859
*	IAC/InterActiveCorp.	631,424	82,533
	Bentley Systems Inc. Class B	1,610,982	77,859
*	Akamai Technologies Inc.	645,663	75,568
*	Dropbox Inc. Class A	2,335,540	57,314
*	Zendesk Inc.	479,495	50,007
*	IPG Photonics Corp.	137,760	23,714
*	Qualtrics International Inc. Class A	429,141	15,192
*	Bumble Inc. Class A	333,864	11,305
*,1	HashiCorp Inc. Class A	121,393	11,052
*,1	Gitlab Inc. Class A	85,268	7,418
*,1	Toast Inc. Class A	178,289	6,188
	VMware Inc. Class A	1,547	179
			93,781,623
Telecommunications (0.8%)
*	Charter Communications Inc. Class A	925,132	603,158
*	Arista Networks Inc.	1,829,701	263,019
		Shares	Market Value• ($000)
*	Roku Inc.	934,615	213,279
*	Liberty Broadband Corp. Class C	1,131,813	182,335
	Motorola Solutions Inc.	669,961	182,028
*	Liberty Broadband Corp. Class A	170,905	27,499
*	Altice USA Inc. Class A	428,903	6,940
	Ubiquiti Inc.	87	27
			1,478,285
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,068,311	281,849
Total Common Stocks (Cost $73,601,160)			187,067,929
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $638,054)	6,381,446	638,081
Total Investments (100.2%) (Cost $74,239,214)			187,706,010
Other Assets and Liabilities—Net (-0.2%)			(448,943)
Net Assets (100%)			187,257,067
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $252,340,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $270,420,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	425	101,118	2,853

10

Growth Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/22	BANA	60,244	(0.070)	—	(4)
Visa Inc. Class A	8/31/22	BANA	96,436	0.030	169	—
					169	(4)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At December 31, 2021, the counterparties had deposited in segregated accounts cash of $7,560,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Growth Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $73,601,160)	187,067,929
Affiliated Issuers (Cost $638,054)	638,081
Total Investments in Securities	187,706,010
Investment in Vanguard	6,062
Cash Collateral Pledged—Futures Contracts	12,365
Receivables for Investment Securities Sold	13,913
Receivables for Accrued Income	37,357
Receivables for Capital Shares Issued	74,900
Unrealized Appreciation—Over-the-Counter Swap Contracts	169
Total Assets	187,850,776
Liabilities
Due to Custodian	4,468
Payables for Investment Securities Purchased	91,353
Collateral for Securities on Loan	270,420
Payables for Capital Shares Redeemed	223,299
Payables to Vanguard	3,588
Variation Margin Payable—Futures Contracts	577
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	593,709
Net Assets	187,257,067
12

Growth Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	76,953,528
Total Distributable Earnings (Loss)	110,303,539
Net Assets	187,257,067

Investor Shares—Net Assets
Applicable to 4,188,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	691,987
Net Asset Value Per Share—Investor Shares	$165.20

ETF Shares—Net Assets
Applicable to 282,099,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,505,702
Net Asset Value Per Share—ETF Shares	$320.83

Admiral Shares—Net Assets
Applicable to 414,006,312 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,371,623
Net Asset Value Per Share—Admiral Shares	$165.15

Institutional Shares—Net Assets
Applicable to 167,646,884 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,687,755
Net Asset Value Per Share—Institutional Shares	$165.16

See accompanying Notes, which are an integral part of the Financial Statements.
13

Growth Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	920,065
Interest[2]	233
Securities Lending—Net	3,049
Total Income	923,347
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,562
Management and Administrative—Investor Shares	1,180
Management and Administrative—ETF Shares	24,901
Management and Administrative—Admiral Shares	25,931
Management and Administrative—Institutional Shares	8,242
Marketing and Distribution—Investor Shares	41
Marketing and Distribution—ETF Shares	2,444
Marketing and Distribution—Admiral Shares	2,069
Marketing and Distribution—Institutional Shares	662
Custodian Fees	853
Auditing Fees	35
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1,506
Shareholders’ Reports—Admiral Shares	484
Shareholders’ Reports—Institutional Shares	109
Trustees’ Fees and Expenses	49
Total Expenses	73,070
Net Investment Income	850,277
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	9,305,158
Futures Contracts	47,540
Swap Contracts	14,572
Realized Net Gain (Loss)	9,367,270
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	29,624,333
Futures Contracts	2,606
Swap Contracts	(8,705)
Change in Unrealized Appreciation (Depreciation)	29,618,234
Net Increase (Decrease) in Net Assets Resulting from Operations	39,835,781
1	Dividends are net of foreign withholding taxes of $260,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $226,000, ($8,000), ($13,000), and ($46,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9,337,949,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Growth Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	850,277	959,207
Realized Net Gain (Loss)	9,367,270	6,085,082
Change in Unrealized Appreciation (Depreciation)	29,618,234	35,082,887
Net Increase (Decrease) in Net Assets Resulting from Operations	39,835,781	42,127,176
Distributions
Investor Shares	(2,918)	(4,183)
ETF Shares	(426,504)	(453,408)
Admiral Shares	(323,130)	(351,474)
Institutional Shares	(132,576)	(152,514)
Total Distributions	(885,128)	(961,579)
Capital Share Transactions
Investor Shares	(228,745)	(29,849)
ETF Shares	3,475,469	2,591,427
Admiral Shares	24,196	742,741
Institutional Shares	(697,636)	(319,460)
Net Increase (Decrease) from Capital Share Transactions	2,573,284	2,984,859
Total Increase (Decrease)	41,523,937	44,150,456
Net Assets
Beginning of Period	145,733,130	101,582,674
End of Period	187,257,067	145,733,130

See accompanying Notes, which are an integral part of the Financial Statements.
15

Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$130.50	$93.87	$69.10	$72.36	$57.32
Investment Operations
Net Investment Income[1]	.565	.728	.746	.823	.750
Net Realized and Unrealized Gain (Loss) on Investments	34.731	36.631	24.802	(3.271)	15.037
Total from Investment Operations	35.296	37.359	25.548	(2.448)	15.787
Distributions
Dividends from Net Investment Income	(.596)	(.729)	(.778)	(.812)	(.747)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.596)	(.729)	(.778)	(.812)	(.747)
Net Asset Value, End of Period	$165.20	$130.50	$93.87	$69.10	$72.36
Total Return[2]	27.10%	40.01%	37.08%	-3.46%	27.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$692	$750	$572	$2,654	$3,210
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.69%	0.92%	1.08%	1.15%
Portfolio Turnover Rate[3]	8%	6%	11%	11%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$253.44	$182.31	$134.21	$140.55	$111.33
Investment Operations
Net Investment Income[1]	1.483	1.683	1.773	1.807	1.626
Net Realized and Unrealized Gain (Loss) on Investments	67.447	71.131	48.065	(6.373)	29.200
Total from Investment Operations	68.930	72.814	49.838	(4.566)	30.826
Distributions
Dividends from Net Investment Income	(1.540)	(1.684)	(1.738)	(1.774)	(1.606)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.540)	(1.684)	(1.738)	(1.774)	(1.606)
Net Asset Value, End of Period	$320.83	$253.44	$182.31	$134.21	$140.55
Total Return	27.26%	40.16%	37.26%	-3.32%	27.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,506	$68,474	$46,481	$32,489	$31,399
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.81%	1.09%	1.21%	1.27%
Portfolio Turnover Rate[2]	8%	6%	11%	11%	8%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$130.46	$93.84	$69.09	$72.35	$57.31
Investment Operations
Net Investment Income[1]	.748	.855	.907	.921	.836
Net Realized and Unrealized Gain (Loss) on Investments	34.720	36.621	24.728	(3.274)	15.032
Total from Investment Operations	35.468	37.476	25.635	(2.353)	15.868
Distributions
Dividends from Net Investment Income	(.778)	(.856)	(.885)	(.907)	(.828)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.778)	(.856)	(.885)	(.907)	(.828)
Net Asset Value, End of Period	$165.15	$130.46	$93.84	$69.09	$72.35
Total Return[2]	27.26%	40.19%	37.23%	-3.34%	27.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,372	$53,928	$38,103	$25,609	$26,013
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.80%	1.08%	1.20%	1.27%
Portfolio Turnover Rate[3]	8%	6%	11%	11%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$130.47	$93.85	$69.09	$72.35	$57.31
Investment Operations
Net Investment Income[1]	.762	.867	.912	.928	.841
Net Realized and Unrealized Gain (Loss) on Investments	34.721	36.620	24.742	(3.274)	15.032
Total from Investment Operations	35.483	37.487	25.654	(2.346)	15.873
Distributions
Dividends from Net Investment Income	(.793)	(.867)	(.894)	(.914)	(.833)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.793)	(.867)	(.894)	(.914)	(.833)
Net Asset Value, End of Period	$165.16	$130.47	$93.85	$69.09	$72.35
Total Return	27.27%	40.20%	37.26%	-3.33%	27.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,688	$22,582	$16,426	$12,400	$12,495
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.82%	1.09%	1.21%	1.28%
Portfolio Turnover Rate[2]	8%	6%	11%	11%	8%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Growth Index Fund
Notes to Financial Statements
Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
20

Growth Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
21

Growth Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
22

Growth Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $6,062,000, representing less than 0.01% of the fund’s net assets and 2.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	187,067,929	—	—	187,067,929
Temporary Cash Investments	638,081	—	—	638,081
Total	187,706,010	—	—	187,706,010
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,853	—	—	2,853
Swap Contracts	—	169	—	169
Total	2,853	169	—	3,022
Liabilities
Swap Contracts	—	4	—	4
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	9,338,210
Total Distributable Earnings (Loss)	(9,338,210)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,964
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,157,351)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	113,457,926
24

Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	885,128	961,579
Long-Term Capital Gains	—	—
Total	885,128	961,579
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	74,248,084
Gross Unrealized Appreciation	116,111,882
Gross Unrealized Depreciation	(2,653,956)
Net Unrealized Appreciation (Depreciation)	113,457,926
E.	During the year ended December 31, 2021, the fund purchased $30,292,855,000 of investment securities and sold $27,767,637,000 of investment securities, other than temporary cash investments. Purchases and sales include $17,051,886,000 and $15,285,667,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $3,345,384,000 and sales were $2,204,601,000, resulting in net realized loss of $23,282,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	72,222	492	111,192	1,046
Issued in Lieu of Cash Distributions	2,919	20	4,183	41
Redeemed	(303,886)	(2,069)	(145,224)	(1,439)
Net Increase (Decrease)—Investor Shares	(228,745)	(1,557)	(29,849)	(352)
25

Growth Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	18,729,170	64,747	13,029,182	63,516
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,253,701)	(52,825)	(10,437,755)	(48,300)
Net Increase (Decrease)—ETF Shares	3,475,469	11,922	2,591,427	15,216
Admiral Shares
Issued	9,587,947	66,521	10,835,142	105,463
Issued in Lieu of Cash Distributions	286,028	1,930	311,604	3,035
Redeemed	(9,849,779)	(67,814)	(10,404,005)	(101,164)
Net Increase (Decrease)—Admiral Shares	24,196	637	742,741	7,334
Institutional Shares
Issued	3,444,250	23,706	3,743,543	35,924
Issued in Lieu of Cash Distributions	126,911	856	141,051	1,375
Redeemed	(4,268,797)	(29,999)	(4,204,054)	(39,249)
Net Increase (Decrease)—Institutional Shares	(697,636)	(5,437)	(319,460)	(1,950)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
26

Value Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Investor Shares	26.31%	12.38%	13.59%	$35,766
Spliced Value Index	26.51	12.53	13.78	36,360
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund ETF Shares Net Asset Value	26.47%	12.51%	13.74%	$36,228
Value Index Fund ETF Shares Market Price	26.41	12.50	13.74	36,222
Spliced Value Index	26.51	12.53	13.78	36,360
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
27

Value Index Fund
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Value Index Fund Admiral Shares	26.49%	12.52%	13.74%	$36,236
Spliced Value Index	26.51	12.53	13.78	36,360
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Value Index Fund Institutional Shares	26.48%	12.52%	13.75%	$18,134,181
Spliced Value Index	26.51	12.53	13.78	18,180,054
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Value Index Fund ETF Shares Market Price	26.41%	80.20%	262.22%
Value Index Fund ETF Shares Net Asset Value	26.47	80.30	262.28
Spliced Value Index	26.51	80.46	263.60
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
28

Value Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	2.3%
Consumer Discretionary	5.9
Consumer Staples	10.5
Energy	5.4
Financials	20.7
Health Care	19.2
Industrials	13.9
Real Estate	3.5
Technology	7.4
Telecommunications	5.2
Utilities	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
29

Value Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.3%)
	Air Products and Chemicals Inc.	1,692,924	515,089
	Freeport-McMoRan Inc.	11,225,561	468,443
	Newmont Corp.	6,095,964	378,072
	Dow Inc.	5,653,820	320,685
	International Flavors & Fragrances Inc.	1,945,797	293,134
	Nucor Corp.	2,184,813	249,396
	LyondellBasell Industries NV Class A	2,035,020	187,690
	Celanese Corp. Class A	832,263	139,870
	International Paper Co.	2,960,404	139,080
	Avery Dennison Corp.	633,000	137,089
	Eastman Chemical Co.	1,027,678	124,256
	FMC Corp.	968,171	106,392
	Albemarle Corp.	447,135	104,527
	CF Industries Holdings Inc.	819,731	58,021
	Westlake Chemical Corp.	122,734	11,921
			3,233,665
Consumer Discretionary (5.9%)
	Walmart Inc.	10,658,381	1,542,161
	Target Corp.	3,662,765	847,710
	Ford Motor Co.	30,007,330	623,252
*	General Motors Co.	9,988,828	585,645
	eBay Inc.	4,546,410	302,336
	DR Horton Inc.	2,589,177	280,796
	Lennar Corp. Class A	2,157,814	250,652
*	Dollar Tree Inc.	1,719,634	241,643
	VF Corp.	2,702,280	197,861
	Activision Blizzard Inc.	2,972,415	197,755
*	Southwest Airlines Co.	4,525,084	193,855
*	Delta Air Lines Inc.	4,892,672	191,206
	Best Buy Co. Inc.	1,692,268	171,934
*	CarMax Inc.	1,239,299	161,394
	Garmin Ltd.	1,176,205	160,164
	Genuine Parts Co.	1,088,841	152,655
	Darden Restaurants Inc.	992,177	149,462
	MGM Resorts International	3,045,030	136,661
	ViacomCBS Inc. Class B	4,404,349	132,923
*	Carnival Corp.	6,374,653	128,258
	Omnicom Group Inc.	1,625,355	119,090
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	476,741	114,361
	LKQ Corp.	1,894,292	113,714
	Whirlpool Corp.	464,401	108,976
*	United Airlines Holdings Inc.	2,473,941	108,309
	PulteGroup Inc.	1,839,031	105,119
	Hasbro Inc.	1,001,746	101,958
	Fox Corp. Class A	2,401,304	88,608
	News Corp. Class A	3,876,193	86,478
	BorgWarner Inc. (XNYS)	1,832,989	82,613
	Bath & Body Works Inc.	959,904	66,992
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,192,276	60,627
*	Las Vegas Sands Corp.	1,608,625	60,549
*,1	Lucid Group Inc.	1,573,090	59,856
	Interpublic Group of Cos. Inc.	1,505,618	56,385
*	Discovery Inc. Class C	2,393,680	54,815
*	American Airlines Group Inc.	2,473,941	44,432
	Lear Corp.	227,878	41,690
	Fox Corp. Class B	1,196,879	41,017
*,1	GameStop Corp. Class A	248,587	36,888
*	Liberty Media Corp.- Liberty SiriusXM Class A	589,274	29,965
*,1	Discovery Inc. Class A	1,233,337	29,033
	ViacomCBS Inc. Class A	79,655	2,658
	Lennar Corp. Class B	15,603	1,492
	News Corp. Class B	27,910	628
	Aramark	1,466	54
			8,264,630
Consumer Staples (10.5%)
	Procter & Gamble Co.	18,499,295	3,026,115
	PepsiCo Inc.	10,569,699	1,836,062
	Coca-Cola Co.	29,717,745	1,759,588
	Philip Morris International Inc.	11,901,197	1,130,614
	CVS Health Corp.	10,091,138	1,041,002
	Mondelez International Inc. Class A	10,663,978	707,128
	Altria Group Inc.	14,042,948	665,495
	Kimberly-Clark Corp.	2,573,991	367,875
	General Mills Inc.	4,630,060	311,973
	Sysco Corp.	3,918,502	307,798
30

Value Index Fund
		Shares	Market Value• ($000)
	Constellation Brands Inc. Class A	1,192,990	299,405
	Walgreens Boots Alliance Inc.	5,624,455	293,372
	McKesson Corp.	1,167,205	290,132
	Archer-Daniels-Midland Co.	4,276,654	289,059
	Colgate-Palmolive Co.	3,216,535	274,499
	Corteva Inc.	5,582,586	263,945
	Keurig Dr Pepper Inc.	5,961,343	219,735
	Tyson Foods Inc. Class A	2,253,403	196,407
	Kroger Co.	4,116,068	186,293
	Kraft Heinz Co.	5,151,661	184,945
	McCormick & Co. Inc.	1,904,654	184,009
	Clorox Co.	939,203	163,759
	AmerisourceBergen Corp. Class A	1,113,677	147,996
	Kellogg Co.	1,955,607	125,980
	Conagra Brands Inc.	3,666,987	125,228
	J M Smucker Co.	786,994	106,889
	Hormel Foods Corp.	2,073,728	101,219
	Campbell Soup Co.	1,501,037	65,235
	Molson Coors Beverage Co. Class B	688,653	31,919
	Lamb Weston Holdings Inc.	278,625	17,659
			14,721,335
Energy (5.4%)
	Exxon Mobil Corp.	32,363,195	1,980,304
	Chevron Corp.	14,736,169	1,729,289
	ConocoPhillips	10,082,881	727,782
	EOG Resources Inc.	4,472,646	397,305
	Schlumberger NV	10,722,185	321,130
	Marathon Petroleum Corp.	4,706,083	301,142
	Kinder Morgan Inc.	15,598,617	247,394
	Phillips 66	3,349,522	242,706
	Williams Cos. Inc.	9,288,217	241,865
	Valero Energy Corp.	3,125,287	234,740
	Devon Energy Corp.	5,171,191	227,791
	ONEOK Inc.	3,408,882	200,306
	Occidental Petroleum Corp.	6,782,775	196,633
	Hess Corp.	2,130,901	157,751
	Baker Hughes Co. Class A	6,325,386	152,189
	Halliburton Co.	6,500,153	148,659
			7,506,986
Financials (20.7%)
*	Berkshire Hathaway Inc. Class B	13,377,992	4,000,020
	JPMorgan Chase & Co.	22,591,690	3,577,394
	Bank of America Corp.	53,185,719	2,366,233
	Wells Fargo & Co.	30,481,473	1,462,501
	Morgan Stanley	10,974,255	1,077,233
	Charles Schwab Corp.	11,769,505	989,815
	Goldman Sachs Group Inc.	2,578,740	986,497
	BlackRock Inc.	1,045,220	956,962
	Citigroup Inc.	15,169,258	916,071
	Blackstone Inc.	5,250,770	679,397
	Marsh & McLennan Cos. Inc.	3,859,674	670,889
	PNC Financial Services Group Inc.	3,230,901	647,860
	CME Group Inc.	2,747,437	627,679
		Shares	Market Value• ($000)
	Truist Financial Corp.	10,204,617	597,480
	Intercontinental Exchange Inc.	4,307,075	589,079
	US Bancorp	10,201,497	573,018
	Chubb Ltd.	2,798,952	541,065
	Progressive Corp.	4,467,435	458,582
	American International Group Inc.	6,347,603	360,925
	T Rowe Price Group Inc.	1,718,176	337,862
	Bank of New York Mellon Corp.	5,682,262	330,026
	KKR & Co. Inc.	4,248,484	316,512
	Prudential Financial Inc.	2,889,818	312,794
	MetLife Inc.	4,822,988	301,389
	Travelers Cos. Inc.	1,880,681	294,195
	Arthur J Gallagher & Co.	1,584,550	268,851
	Aflac Inc.	4,551,428	265,758
	Discover Financial Services	2,240,483	258,910
	Ameriprise Financial Inc.	855,392	258,038
	Allstate Corp.	2,191,589	257,840
	State Street Corp.	2,655,358	246,948
	Fifth Third Bancorp	5,226,888	227,631
	Willis Towers Watson plc	952,597	226,232
	Nasdaq Inc.	894,912	187,940
	Northern Trust Corp.	1,508,208	180,397
	Hartford Financial Services Group Inc.	2,601,834	179,631
	Huntington Bancshares Inc.	11,057,603	170,508
	KeyCorp.	7,117,573	164,629
	Regions Financial Corp.	7,287,205	158,861
	Citizens Financial Group Inc.	3,258,006	153,941
	M&T Bank Corp.	983,711	151,078
	Principal Financial Group Inc.	2,026,322	146,564
	Raymond James Financial Inc.	1,418,537	142,421
	Cincinnati Financial Corp.	1,170,257	133,327
	Ally Financial Inc.	2,648,575	126,099
*	Arch Capital Group Ltd.	2,804,537	124,662
	Fidelity National Financial Inc.	2,066,427	107,826
	Cboe Global Markets Inc.	815,242	106,308
	Equitable Holdings Inc.	3,095,582	101,504
	Loews Corp.	1,648,730	95,231
	Annaly Capital Management Inc.	11,087,917	86,707
	W R Berkley Corp.	1,012,830	83,447
	Everest Re Group Ltd.	300,984	82,446
	Franklin Resources Inc.	2,301,634	77,082
*	Markel Corp.	52,190	64,402
	Lincoln National Corp.	656,307	44,799
*	Alleghany Corp.	49,707	33,184
	Globe Life Inc.	348,024	32,617
	Interactive Brokers Group Inc. Class A	336,816	26,750
	Rocket Cos. Inc. Class A	1,033,069	14,463
*	Berkshire Hathaway Inc. Class A	14	6,309

31

Value Index Fund
		Shares	Market Value• ($000)
[1]	UWM Holdings Corp.	689,992	4,085
			28,968,904
Health Care (19.2%)
	UnitedHealth Group Inc.	7,199,926	3,615,371
	Johnson & Johnson	20,124,697	3,442,732
	Pfizer Inc.	42,906,904	2,533,653
	Abbott Laboratories	13,517,595	1,902,466
	AbbVie Inc.	13,514,395	1,829,849
	Eli Lilly & Co.	6,581,349	1,817,900
	Merck & Co. Inc.	19,309,380	1,479,871
	Medtronic plc	10,280,774	1,063,546
	Bristol-Myers Squibb Co.	16,967,917	1,057,950
	Amgen Inc.	4,305,904	968,699
	Anthem Inc.	1,855,426	860,064
	Danaher Corp.	2,458,120	808,746
	Gilead Sciences Inc.	9,588,993	696,257
	Cigna Corp.	2,533,683	581,810
	Becton Dickinson and Co.	2,171,258	546,028
	HCA Healthcare Inc.	1,783,492	458,215
	Humana Inc.	982,589	455,784
*	Centene Corp.	4,460,567	367,551
	Baxter International Inc.	3,824,515	328,296
*	Biogen Inc.	1,122,909	269,408
*	Laboratory Corp. of America Holdings	731,565	229,865
	Cerner Corp.	2,247,465	208,722
	Zimmer Biomet Holdings Inc.	1,597,000	202,883
	Quest Diagnostics Inc.	937,827	162,253
*	Hologic Inc.	1,922,009	147,149
	Viatris Inc.	9,245,494	125,092
	Cardinal Health Inc.	2,154,167	110,918
	Royalty Pharma plc Class A	2,462,762	98,141
*	Elanco Animal Health Inc. (XNYS)	3,435,789	97,508
	DENTSPLY SIRONA Inc.	1,671,217	93,237
	STERIS plc	382,159	93,021
*	Henry Schein Inc.	1,060,130	82,192
	Universal Health Services Inc. Class B	531,073	68,859
	Teleflex Inc.	178,806	58,734
*	DaVita Inc.	467,365	53,167
*,1	Ginkgo Bioworks Holdings Inc.	680,398	5,654
*	agilon health Inc.	451	12
			26,921,603
Industrials (13.9%)
	Honeywell International Inc.	5,262,636	1,097,312
	Raytheon Technologies Corp.	11,442,145	984,711
	Caterpillar Inc.	4,135,230	854,917
	General Electric Co.	8,394,588	793,037
	3M Co.	4,405,152	782,487
	Deere & Co.	2,133,215	731,458
	American Express Co.	4,440,943	726,538
	CSX Corp.	16,955,719	637,535
	Lockheed Martin Corp.	1,791,983	636,889
	Union Pacific Corp.	2,457,247	619,054
	United Parcel Service Inc. Class B	2,787,011	597,368
	Norfolk Southern Corp.	1,860,268	553,820
		Shares	Market Value• ($000)
	Illinois Tool Works Inc.	2,159,504	532,966
	Eaton Corp. plc	3,047,082	526,597
	Fidelity National Information Services Inc.	4,651,443	507,705
	FedEx Corp.	1,827,704	472,717
	Capital One Financial Corp.	3,253,924	472,112
	Johnson Controls International plc	5,384,403	437,806
	Emerson Electric Co.	4,547,704	422,800
	Northrop Grumman Corp.	1,090,766	422,203
	General Dynamics Corp.	1,814,343	378,236
	Trane Technologies plc	1,815,898	366,866
	Carrier Global Corp.	6,624,594	359,318
	DuPont de Nemours Inc.	3,960,628	319,940
	L3Harris Technologies Inc.	1,500,107	319,883
	PPG Industries Inc.	1,814,792	312,943
	Parker-Hannifin Corp.	982,439	312,534
	Otis Worldwide Corp.	3,247,075	282,723
	AMETEK Inc.	1,768,426	260,029
*	TransDigm Group Inc.	401,299	255,339
	Cummins Inc.	1,093,407	238,516
	Stanley Black & Decker Inc.	1,246,317	235,080
	PACCAR Inc.	2,389,013	210,854
	Dover Corp.	1,100,678	199,883
	Fortive Corp.	2,604,106	198,667
	Synchrony Financial	4,183,698	194,082
	Ingersoll Rand Inc.	3,115,761	192,772
*	United Rentals Inc.	553,469	183,912
	WW Grainger Inc.	334,788	173,501
	Xylem Inc.	1,378,427	165,301
	Jacobs Engineering Group Inc.	985,794	137,252
	Masco Corp.	1,866,063	131,035
	Textron Inc.	1,685,051	130,086
	Westinghouse Air Brake Technologies Corp.	1,356,901	124,984
	Ball Corp.	1,237,981	119,180
	Fortune Brands Home & Security Inc.	1,037,707	110,931
	Crown Holdings Inc.	977,573	108,139
	CH Robinson Worldwide Inc.	993,701	106,952
	Martin Marietta Materials Inc.	238,371	105,007
	Packaging Corp. of America	726,120	98,861
	Westrock Co.	2,025,903	89,869
	Snap-on Inc.	410,715	88,460
*	FleetCor Technologies Inc.	294,425	65,904
	Hubbell Inc. Class B	207,673	43,252
*	Mohawk Industries Inc.	207,152	37,739
	Western Union Co.	1,538,893	27,454
*	Marqeta Inc. Class A	533,102	9,153
*,1	Aurora Innovation Inc.	368,043	4,144
*	GreenSky Inc. Class A	50,067	569
*	XPO Logistics Inc.	570	44
			19,509,426

32

Value Index Fund
		Shares	Market Value• ($000)
Real Estate (3.4%)
	Prologis Inc.	5,654,950	952,067
	Simon Property Group Inc.	2,512,020	401,345
	Welltower Inc.	3,327,243	285,378
	AvalonBay Communities Inc.	1,068,208	269,819
	Alexandria Real Estate Equities Inc.	1,183,730	263,924
*	CBRE Group Inc. Class A	2,430,507	263,734
	Equity Residential	2,723,364	246,465
	Weyerhaeuser Co.	5,726,117	235,802
	Extra Space Storage Inc.	1,023,514	232,061
	Mid-America Apartment Communities Inc.	880,116	201,934
	Duke Realty Corp.	2,911,514	191,112
	Essex Property Trust Inc.	497,538	175,248
	Ventas Inc.	3,050,888	155,961
	Realty Income Corp.	2,162,645	154,824
	Healthpeak Properties Inc.	4,120,859	148,722
	Camden Property Trust	781,168	139,579
	Boston Properties Inc.	1,074,621	123,775
	WP Carey Inc.	1,424,043	116,843
	Iron Mountain Inc.	2,213,345	115,824
	UDR Inc.	1,181,657	70,888
	Regency Centers Corp.	654,510	49,317
*	Host Hotels & Resorts Inc.	2,729,030	47,458
*	Orion Office REIT Inc.	18	—
			4,842,080
Technology (7.4%)
	Broadcom Inc.	2,989,210	1,989,050
	Intel Corp.	31,089,703	1,601,120
	Oracle Corp.	12,538,898	1,093,517
	International Business Machines Corp.	6,575,528	878,885
	QUALCOMM Inc.	4,280,890	782,846
	Analog Devices Inc.	4,108,251	722,107
	TE Connectivity Ltd.	2,494,485	402,460
	Cognizant Technology Solutions Corp. Class A	4,015,295	356,237
	HP Inc.	8,810,788	331,903
*	ON Semiconductor Corp.	3,290,861	223,515
	Corning Inc.	5,871,473	218,595
	CDW Corp.	1,037,561	212,472
	VMware Inc. Class A	1,602,779	185,730
	Seagate Technology Holdings plc	1,616,661	182,650
	Hewlett Packard Enterprise Co.	9,999,339	157,690
	NetApp Inc.	1,709,484	157,256
*	Western Digital Corp.	2,381,900	155,324
*	Qorvo Inc.	842,620	131,777
*	Dell Technologies Inc. Class C	2,112,308	118,648
	NortonLifeLock Inc.	4,224,918	109,763
	Citrix Systems Inc.	953,413	90,183
*	UiPath Inc. Class A	1,976,894	85,264
*	Akamai Technologies Inc.	620,101	72,577
*	F5 Inc.	234,015	57,266
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	536,409	47,687
			10,364,522
Telecommunications (5.2%)
	Cisco Systems Inc.	29,017,069	1,838,812
	Comcast Corp. Class A	34,855,645	1,754,285
	Verizon Communications Inc.	28,882,781	1,500,749
	AT&T Inc.	54,589,054	1,342,891
*	T-Mobile US Inc.	4,296,892	498,353
	Motorola Solutions Inc.	645,578	175,404
	Lumen Technologies Inc.	7,827,844	98,239
*	DISH Network Corp. Class A	1,884,171	61,122
	Juniper Networks Inc.	1,241,639	44,339
*	Altice USA Inc. Class A	410,877	6,648
			7,320,842
Utilities (6.0%)
	NextEra Energy Inc.	14,574,416	1,360,668
	Duke Energy Corp.	5,878,583	616,663
	Southern Co.	8,101,677	555,613
	Waste Management Inc.	3,197,891	533,728
	Dominion Energy Inc.	6,191,218	486,382
	Exelon Corp.	7,467,039	431,296
	American Electric Power Co. Inc.	3,850,130	342,546
	Sempra Energy (XNYS)	2,408,598	318,609
	Xcel Energy Inc.	4,117,890	278,781
	American Water Works Co. Inc.	1,387,644	262,071
	Public Service Enterprise Group Inc.	3,865,454	257,942
	Eversource Energy	2,628,184	239,112
	WEC Energy Group Inc.	2,411,155	234,051
	Consolidated Edison Inc.	2,704,201	230,722
	Republic Services Inc. Class A	1,575,674	219,728
	Edison International	2,904,161	198,209
*	PG&E Corp.	15,062,793	182,862
	Ameren Corp.	1,952,447	173,787
	FirstEnergy Corp.	4,161,847	173,091
	Entergy Corp.	1,536,405	173,076
	PPL Corp.	5,738,697	172,505
	DTE Energy Co.	1,332,998	159,347
	CMS Energy Corp.	2,214,520	144,055
	CenterPoint Energy Inc.	4,807,208	134,169
	Evergy Inc.	1,735,370	119,064
	AES Corp.	4,842,094	117,663
	Alliant Energy Corp.	1,913,837	117,644
	Vistra Corp.	3,689,395	84,008
	NiSource Inc.	3,002,038	82,886
	Avangrid Inc.	591,218	29,490
	NRG Energy Inc.	1,425	61
			8,429,829
Total Common Stocks (Cost $97,453,717)			140,083,822

33

Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $145,991)	1,460,126	145,998
Total Investments (100.0%) (Cost $97,599,708)			140,229,820
Other Assets and Liabilities—Net (0.0%)			(3,711)
Net Assets (100%)			140,226,109
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,062,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $117,752,000 was received for securities on loan, of which $117,748,000 is held in Vanguard Market Liquidity Fund and $4,000 is held in cash.
REIT—Real Estate Investment Trust.
34

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	208	49,488	(137)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	37,425	(0.070)[1]	457	—
Kroger Co.	1/31/22	GSI	46,220	(0.108)[2]	—	(962)
NextEra Energy Inc.	8/31/22	BANA	39,678	(0.070)[1]	162	—
					619	(962)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $3,512,000 and cash of $3,420,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Value Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $97,453,717)	140,083,822
Affiliated Issuers (Cost $145,991)	145,998
Total Investments in Securities	140,229,820
Investment in Vanguard	4,332
Cash	20,815
Cash Collateral Pledged—Futures Contracts	4,296
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,090
Receivables for Investment Securities Sold	7,433
Receivables for Accrued Income	165,297
Receivables for Capital Shares Issued	94,279
Unrealized Appreciation—Over-the-Counter Swap Contracts	619
Total Assets	140,527,981
Liabilities
Payables for Investment Securities Purchased	6,360
Collateral for Securities on Loan	117,752
Payables for Capital Shares Redeemed	174,005
Payables to Vanguard	2,578
Variation Margin Payable—Futures Contracts	215
Unrealized Depreciation—Over-the-Counter Swap Contracts	962
Total Liabilities	301,872
Net Assets	140,226,109
36

Value Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	101,270,606
Total Distributable Earnings (Loss)	38,955,503
Net Assets	140,226,109

Investor Shares—Net Assets
Applicable to 4,600,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	264,041
Net Asset Value Per Share—Investor Shares	$57.39

ETF Shares—Net Assets
Applicable to 630,803,679 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,775,889
Net Asset Value Per Share—ETF Shares	$147.08

Admiral Shares—Net Assets
Applicable to 553,205,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,740,593
Net Asset Value Per Share—Admiral Shares	$57.38

Institutional Shares—Net Assets
Applicable to 269,210,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,445,586
Net Asset Value Per Share—Institutional Shares	$57.37

See accompanying Notes, which are an integral part of the Financial Statements.
37

Value Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends	2,934,309
Interest[1]	148
Securities Lending—Net	3,071
Total Income	2,937,528
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,974
Management and Administrative—Investor Shares	435
Management and Administrative—ETF Shares	23,988
Management and Administrative—Admiral Shares	11,859
Management and Administrative—Institutional Shares	4,538
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—ETF Shares	2,814
Marketing and Distribution—Admiral Shares	1,061
Marketing and Distribution—Institutional Shares	437
Custodian Fees	756
Auditing Fees	37
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,939
Shareholders’ Reports—Admiral Shares	299
Shareholders’ Reports—Institutional Shares	146
Trustees’ Fees and Expenses	35
Total Expenses	52,336
Net Investment Income	2,885,192
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,060,960
Futures Contracts	52,092
Swap Contracts	38,187
Realized Net Gain (Loss)	3,151,239
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	21,563,089
Futures Contracts	(1,063)
Swap Contracts	(4,662)
Change in Unrealized Appreciation (Depreciation)	21,557,364
Net Increase (Decrease) in Net Assets Resulting from Operations	27,593,795
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $142,000, ($2,000), $10,000, and ($23,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,366,440,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Value Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,885,192	2,385,409
Realized Net Gain (Loss)	3,151,239	999,499
Change in Unrealized Appreciation (Depreciation)	21,557,364	(862,492)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,593,795	2,522,416
Distributions
Investor Shares	(5,928)	(7,153)
ETF Shares	(1,889,549)	(1,491,672)
Admiral Shares	(667,738)	(569,513)
Institutional Shares	(329,587)	(322,802)
Total Distributions	(2,892,802)	(2,391,140)
Capital Share Transactions
Investor Shares	(68,271)	(45,817)
ETF Shares	15,310,468	5,496,388
Admiral Shares	3,414,060	138,688
Institutional Shares	(49,760)	65,298
Net Increase (Decrease) from Capital Share Transactions	18,606,497	5,654,557
Total Increase (Decrease)	43,307,490	5,785,833
Net Assets
Beginning of Period	96,918,619	91,132,786
End of Period	140,226,109	96,918,619

See accompanying Notes, which are an integral part of the Financial Statements.
39

Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.43	$46.78	$38.18	$41.42	$36.24
Investment Operations
Net Investment Income[1]	1.177	1.142	1.093	1.009	.918
Net Realized and Unrealized Gain (Loss) on Investments	10.945	(.362)	8.623	(3.261)	5.166
Total from Investment Operations	12.122	.780	9.716	(2.252)	6.084
Distributions
Dividends from Net Investment Income	(1.162)	(1.130)	(1.116)	(.988)	(.904)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.162)	(1.130)	(1.116)	(.988)	(.904)
Net Asset Value, End of Period	$57.39	$46.43	$46.78	$38.18	$41.42
Total Return[2]	26.31%	2.18%	25.67%	-5.55%	16.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$264	$273	$328	$1,381	$1,626
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.75%	2.58%	2.43%	2.40%
Portfolio Turnover Rate[3]	9%	10%	12%	8%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$118.98	$119.90	$97.84	$106.14	$92.87
Investment Operations
Net Investment Income[1]	3.212	3.055	3.046	2.722	2.473
Net Realized and Unrealized Gain (Loss) on Investments	28.045	(.935)	22.014	(8.352)	13.234
Total from Investment Operations	31.257	2.120	25.060	(5.630)	15.707
Distributions
Dividends from Net Investment Income	(3.157)	(3.040)	(3.000)	(2.670)	(2.437)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.157)	(3.040)	(3.000)	(2.670)	(2.437)
Net Asset Value, End of Period	$147.08	$118.98	$119.90	$97.84	$106.14
Total Return	26.47%	2.23%	25.85%	-5.39%	17.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,776	$61,580	$55,909	$41,510	$36,560
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.87%	2.76%	2.56%	2.52%
Portfolio Turnover Rate[2]	9%	10%	12%	8%	9%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
41

Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.41	$46.77	$38.17	$41.41	$36.23
Investment Operations
Net Investment Income[1]	1.245	1.188	1.185	1.059	.965
Net Realized and Unrealized Gain (Loss) on Investments	10.951	(.367)	8.581	(3.261)	5.165
Total from Investment Operations	12.196	.821	9.766	(2.202)	6.130
Distributions
Dividends from Net Investment Income	(1.226)	(1.181)	(1.166)	(1.038)	(.950)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.226)	(1.181)	(1.166)	(1.038)	(.950)
Net Asset Value, End of Period	$57.38	$46.41	$46.77	$38.17	$41.41
Total Return[2]	26.49%	2.29%	25.82%	-5.43%	17.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,741	$22,486	$22,414	$16,522	$16,778
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.34%	2.86%	2.75%	2.55%	2.52%
Portfolio Turnover Rate[3]	9%	10%	12%	8%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$46.41	$46.77	$38.17	$41.41	$36.23
Investment Operations
Net Investment Income[1]	1.250	1.193	1.189	1.063	.969
Net Realized and Unrealized Gain (Loss) on Investments	10.941	(.368)	8.581	(3.260)	5.165
Total from Investment Operations	12.191	.825	9.770	(2.197)	6.134
Distributions
Dividends from Net Investment Income	(1.231)	(1.185)	(1.170)	(1.043)	(.954)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.231)	(1.185)	(1.170)	(1.043)	(.954)
Net Asset Value, End of Period	$57.37	$46.41	$46.77	$38.17	$41.41
Total Return	26.48%	2.30%	25.83%	-5.42%	17.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,446	$12,579	$12,481	$9,789	$10,085
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.87%	2.76%	2.56%	2.53%
Portfolio Turnover Rate[2]	9%	10%	12%	8%	9%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Value Index Fund
Notes to Financial Statements
Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
44

Value Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
45

Value Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
46

Value Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $4,332,000, representing less than 0.01% of the fund’s net assets and 1.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
47

Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	140,083,822	—	—	140,083,822
Temporary Cash Investments	145,998	—	—	145,998
Total	140,229,820	—	—	140,229,820
Derivative Financial Instruments
Assets
Swap Contracts	—	619	—	619
Liabilities
Futures Contracts[1]	137	—	—	137
Swap Contracts	—	962	—	962
Total	137	962	—	1,099
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,366,322
Total Distributable Earnings (Loss)	(3,366,322)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	56,072
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(3,660,549)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	42,559,980
48

Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	2,892,802	2,391,140
Long-Term Capital Gains	—	—
Total	2,892,802	2,391,140
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	97,669,839
Gross Unrealized Appreciation	45,522,990
Gross Unrealized Depreciation	(2,963,010)
Net Unrealized Appreciation (Depreciation)	42,559,980
E.	During the year ended December 31, 2021, the fund purchased $35,741,003,000 of investment securities and sold $18,097,438,000 of investment securities, other than temporary cash investments. Purchases and sales include $21,284,417,000 and $7,272,321,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $3,753,554,000 and sales were $2,404,018,000, resulting in net realized gain of $197,553,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	42,557	819	30,119	734
Issued in Lieu of Cash Distributions	5,927	111	7,153	186
Redeemed	(116,755)	(2,214)	(83,089)	(2,048)
Net Increase (Decrease)—Investor Shares	(68,271)	(1,284)	(45,817)	(1,128)
49

Value Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	22,597,318	166,669	12,323,003	114,853
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,286,850)	(53,450)	(6,826,615)	(63,575)
Net Increase (Decrease)—ETF Shares	15,310,468	113,219	5,496,388	51,278
Admiral Shares
Issued	6,495,181	125,044	5,109,104	126,982
Issued in Connection with Acquisition of Vanguard Capital Value Fund	1,035,654	21,626	—	—
Issued in Lieu of Cash Distributions	581,649	10,864	491,886	12,702
Redeemed	(4,698,424)	(88,804)	(5,462,302)	(134,427)
Net Increase (Decrease)—Admiral Shares	3,414,060	68,730	138,688	5,257
Institutional Shares
Issued	2,348,847	44,862	2,756,913	66,872
Issued in Lieu of Cash Distributions	315,580	5,897	292,134	7,539
Redeemed	(2,714,187)	(52,572)	(2,983,749)	(70,252)
Net Increase (Decrease)—Institutional Shares	(49,760)	(1,813)	65,298	4,159
G.	On February 5, 2021, the fund acquired all the net assets of Vanguard U.S. Value Fund pursuant to a plan of reorganization approved by the funds’ boards of trustees on July 23, 2020, and by the shareholders of the U.S. Value Fund at a special meeting on January 22, 2021. The purpose of the transaction was to consolidate the assets of the two funds, placing U.S. Value Fund shareholders in a comparable fund with better historical long-term investment performance; delivering a large expense ratio reduction for U.S. Value Fund shareholders; and creating a larger combined fund, which we anticipate, over time, will achieve greater economies of scale. The acquisition was accomplished by a tax-free exchange of 21.6 million Admiral Shares of the Value Index Fund for the 60.0 million shares of the U.S. Value Fund outstanding on February 5, 2021. The U.S. Value Fund’s net assets of $1.0 billion, including $156.3 million of unrealized appreciation, were combined with the Value Index Fund’s net assets of $101.5 billion, resulting in combined net assets of $102.5 billion on February 5, 2021.
Assuming that the acquisition had been completed on January 1, 2021, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2021, would be:
($000)
Net Investment Income	2,887,123
Realized Net Gain (Loss)	3,287,241
Change in Unrealized Appreciation (Depreciation)	21,465,600
Net Increase (Decrease) in Net Assets Resulting from Operations	27,639,964
50

Value Index Fund
Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard U.S. Value Fund that have been included in the fund’s statement of operations since February 5, 2021.
H.	Management has determined that no other events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
51

Large-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Investor Shares	26.87%	18.54%	16.44%	$45,804
Spliced Large Cap Index	27.07	18.73	16.65	46,642
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050
Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund ETF Shares Net Asset Value	27.02%	18.68%	16.59%	$46,397
Large-Cap Index Fund ETF Shares Market Price	26.94	18.67	16.59	46,420
Spliced Large Cap Index	27.07	18.73	16.65	46,642
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

See Financial Highlights for dividend and capital gains information.
52

Large-Cap Index Fund
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Large-Cap Index Fund Admiral Shares	27.01%	18.68%	16.58%	$46,381
Spliced Large Cap Index	27.07	18.73	16.65	46,642
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	45,050

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Large-Cap Index Fund Institutional Shares	27.03%	18.69%	16.60%	$23,218,315
Spliced Large Cap Index	27.07	18.73	16.65	23,321,220
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Large-Cap Index Fund ETF Shares Market Price	26.94%	135.33%	364.20%
Large-Cap Index Fund ETF Shares Net Asset Value	27.02	135.48	363.97
Spliced Large Cap Index	27.07	135.90	366.42
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
53

Large-Cap Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	1.7%
Consumer Discretionary	16.1
Consumer Staples	5.0
Energy	2.6
Financials	10.2
Health Care	12.7
Industrials	12.0
Real Estate	2.9
Technology	31.4
Telecommunications	2.7
Utilities	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
54

Large-Cap Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	519,052	179,815
	Air Products and Chemicals Inc.	224,619	68,343
	Freeport-McMoRan Inc.	1,489,424	62,154
	Ecolab Inc.	261,565	61,360
	Newmont Corp.	808,834	50,164
	Dow Inc.	750,177	42,550
	International Flavors & Fragrances Inc.	258,166	38,893
	Fastenal Co.	583,292	37,366
	Nucor Corp.	289,901	33,092
	Albemarle Corp.	118,602	27,726
	LyondellBasell Industries NV Class A	270,027	24,905
	Celanese Corp. Class A	110,422	18,557
	International Paper Co.	392,771	18,452
	Avery Dennison Corp.	83,971	18,186
	Eastman Chemical Co.	136,376	16,489
	FMC Corp.	128,574	14,129
	CF Industries Holdings Inc.	108,639	7,689
	Westlake Chemical Corp.	16,248	1,578
			721,448
Consumer Discretionary (16.0%)
*	Amazon.com Inc.	437,235	1,457,890
*	Tesla Inc.	814,883	861,152
	Home Depot Inc.	1,059,143	439,555
*	Walt Disney Co.	1,843,581	285,552
*	Netflix Inc.	449,259	270,652
	Costco Wholesale Corp.	448,122	254,399
	NIKE Inc. Class B	1,296,045	216,012
	Walmart Inc.	1,414,142	204,612
	McDonald's Corp.	757,892	203,168
	Lowe's Cos. Inc.	683,405	176,646
	Starbucks Corp.	1,189,930	139,186
	Target Corp.	485,977	112,474
*	Booking Holdings Inc.	41,662	99,957
	TJX Cos. Inc.	1,158,743	87,972
	Ford Motor Co.	3,981,443	82,695
	Estee Lauder Cos. Inc. Class A	223,265	82,653
*	General Motors Co.	1,325,352	77,705
*	Uber Technologies Inc.	1,475,707	61,876
	Dollar General Corp.	236,659	55,811
*	Airbnb Inc. Class A	334,162	55,635
	Activision Blizzard Inc.	789,986	52,558
		Shares	Market Value• ($000)
*	O'Reilly Automotive Inc.	68,351	48,272
*	Chipotle Mexican Grill Inc. Class A	27,129	47,428
*	Lululemon Athletica Inc.	120,089	47,009
*	Marriott International Inc. Class A	280,756	46,392
*	Aptiv plc	274,433	45,268
*	AutoZone Inc.	21,278	44,607
*	Hilton Worldwide Holdings Inc.	282,708	44,100
	Yum! Brands Inc.	297,332	41,287
	Ross Stores Inc.	360,466	41,194
*	Trade Desk Inc. Class A	442,278	40,530
	eBay Inc.	603,196	40,113
	Electronic Arts Inc.	286,831	37,833
	DR Horton Inc.	343,549	37,258
*	Copart Inc.	216,526	32,830
	Lennar Corp. Class A	277,077	32,185
*	Dollar Tree Inc.	228,186	32,065
*	Roblox Corp. Class A	294,229	30,353
*	Etsy Inc.	128,622	28,160
	Tractor Supply Co.	115,451	27,547
*	Expedia Group Inc.	148,078	26,761
	VF Corp.	358,416	26,243
*	Southwest Airlines Co.	600,239	25,714
*	Delta Air Lines Inc.	649,127	25,368
	Best Buy Co. Inc.	224,539	22,813
*	Ulta Beauty Inc.	55,104	22,722
*	CarMax Inc.	164,422	21,413
	Garmin Ltd.	155,992	21,241
	Domino's Pizza Inc.	36,914	20,832
*	Take-Two Interactive Software Inc.	116,933	20,781
	Genuine Parts Co.	144,482	20,256
*	Carvana Co. Class A	86,801	20,120
	Darden Restaurants Inc.	131,627	19,828
*	Burlington Stores Inc.	67,682	19,730
*	NVR Inc.	3,339	19,730
*	Caesars Entertainment Inc.	205,995	19,267
*	Rivian Automotive Inc. Class A	179,193	18,580
	MGM Resorts International	404,295	18,145
	ViacomCBS Inc. Class B	587,694	17,737
*	Live Nation Entertainment Inc.	148,100	17,726
*	Carnival Corp.	845,777	17,017
*	Royal Caribbean Cruises Ltd.	219,875	16,908
55

Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Las Vegas Sands Corp.	425,835	16,028
*,1	Lucid Group Inc.	417,455	15,884
	Omnicom Group Inc.	215,580	15,796
	Advance Auto Parts Inc.	63,247	15,172
	LKQ Corp.	251,358	15,089
	Whirlpool Corp.	61,615	14,459
*	United Airlines Holdings Inc.	327,952	14,358
*	Wayfair Inc. Class A	75,146	14,275
*,1	AMC Entertainment Holdings Inc. Class A	521,425	14,183
	PulteGroup Inc.	243,991	13,946
	Hasbro Inc.	132,827	13,519
	Fox Corp. Class A	334,666	12,349
*	Lyft Inc. Class A	286,319	12,234
	BorgWarner Inc. (XNYS)	242,874	10,946
	Pool Corp.	19,315	10,932
*	Peloton Interactive Inc. Class A	287,233	10,271
*	Wynn Resorts Ltd.	105,780	8,996
	Bath & Body Works Inc.	127,319	8,886
	News Corp. Class A	398,145	8,883
*	DraftKings Inc. Class A	309,151	8,492
*	Liberty Media Corp.- Liberty SiriusXM Class C	161,203	8,197
	Rollins Inc.	224,580	7,683
	Interpublic Group of Cos. Inc.	199,930	7,487
*	Discovery Inc. Class C	318,417	7,292
	Vail Resorts Inc.	20,499	6,722
*	American Airlines Group Inc.	328,833	5,906
	Lear Corp.	30,166	5,519
[1]	Sirius XM Holdings Inc.	811,242	5,151
*	Endeavor Group Holdings Inc. Class A	147,187	5,135
*	Chewy Inc. Class A	86,460	5,099
*	GameStop Corp. Class A	32,865	4,877
	Fox Corp. Class B	140,833	4,826
*,1	QuantumScape Corp. Class A	198,297	4,400
	Warner Music Group Corp. Class A	99,853	4,312
*	Discovery Inc. Class A	163,315	3,844
*	Liberty Media Corp.- Liberty SiriusXM Class A	75,079	3,818
	News Corp. Class B	122,590	2,758
	Lennar Corp. Class B	13,609	1,301
	ViacomCBS Inc. Class A	7,509	251
*	Penn National Gaming Inc.	76	4
			6,830,803
Consumer Staples (5.0%)
	Procter & Gamble Co.	2,454,490	401,505
	PepsiCo Inc.	1,402,396	243,610
	Coca-Cola Co.	3,942,950	233,462
	Philip Morris International Inc.	1,579,063	150,011
	CVS Health Corp.	1,338,892	138,120
	Mondelez International Inc. Class A	1,414,958	93,826
	Altria Group Inc.	1,863,224	88,298
	Colgate-Palmolive Co.	854,914	72,958
	Kimberly-Clark Corp.	341,527	48,811
	General Mills Inc.	614,412	41,399
		Shares	Market Value• ($000)
	Sysco Corp.	519,922	40,840
	Constellation Brands Inc. Class A	158,300	39,729
	Walgreens Boots Alliance Inc.	746,157	38,920
	McKesson Corp.	154,855	38,492
	Archer-Daniels-Midland Co.	567,466	38,355
*	Monster Beverage Corp.	375,697	36,082
	Corteva Inc.	740,704	35,020
	Kroger Co.	678,837	30,724
	Keurig Dr Pepper Inc.	790,984	29,156
	Hershey Co.	147,480	28,533
	Tyson Foods Inc. Class A	299,016	26,062
	Church & Dwight Co. Inc.	247,649	25,384
	Kraft Heinz Co.	683,504	24,538
	McCormick & Co. Inc.	252,766	24,420
	Brown-Forman Corp. Class B	301,098	21,938
	Clorox Co.	124,519	21,711
	AmerisourceBergen Corp. Class A	147,786	19,639
	Kellogg Co.	259,700	16,730
	Conagra Brands Inc.	486,623	16,618
	J M Smucker Co.	104,363	14,175
	Hormel Foods Corp.	274,842	13,415
	Campbell Soup Co.	199,217	8,658
	Lamb Weston Holdings Inc.	74,156	4,700
	Molson Coors Beverage Co. Class B	91,712	4,251
	Brown-Forman Corp. Class A	31,340	2,125
*	Olaplex Holdings Inc.	65,849	1,918
			2,114,133
Energy (2.6%)
	Exxon Mobil Corp.	4,293,938	262,746
	Chevron Corp.	1,955,180	229,440
	ConocoPhillips	1,337,771	96,560
	EOG Resources Inc.	593,528	52,723
	Schlumberger NV	1,422,657	42,609
	Pioneer Natural Resources Co.	222,858	40,533
	Marathon Petroleum Corp.	624,390	39,955
	Kinder Morgan Inc.	2,069,697	32,825
	Phillips 66	444,431	32,204
	Williams Cos. Inc.	1,232,375	32,091
	Valero Energy Corp.	414,670	31,146
	Devon Energy Corp.	686,337	30,233
	ONEOK Inc.	452,146	26,568
	Occidental Petroleum Corp.	899,884	26,088
	Cheniere Energy Inc.	231,500	23,479
*	Enphase Energy Inc.	123,203	22,539
	Hess Corp.	282,697	20,928
	Baker Hughes Co. Class A	839,315	20,194
	Halliburton Co.	862,520	19,726
*	Plug Power Inc.	584,566	16,502
			1,099,089
Financials (10.2%)
*	Berkshire Hathaway Inc. Class B	1,768,713	528,845
	JPMorgan Chase & Co.	2,997,457	474,647
	Bank of America Corp.	7,056,325	313,936

56

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Wells Fargo & Co.	4,044,228	194,042
	Morgan Stanley	1,456,055	142,926
	Charles Schwab Corp.	1,561,749	131,343
	Goldman Sachs Group Inc.	342,227	130,919
	BlackRock Inc.	138,678	126,968
	Citigroup Inc.	2,012,666	121,545
	S&P Global Inc.	244,453	115,365
	Blackstone Inc.	696,778	90,156
	Marsh & McLennan Cos. Inc.	512,093	89,012
	PNC Financial Services Group Inc.	428,699	85,963
	CME Group Inc.	364,521	83,278
	Truist Financial Corp.	1,353,964	79,275
	Intercontinental Exchange Inc.	571,459	78,158
	US Bancorp	1,353,581	76,031
	Chubb Ltd.	371,363	71,788
	Aon plc Class A (XNYS)	212,319	63,815
	Moody's Corp.	160,282	62,603
	Progressive Corp.	592,750	60,846
	MSCI Inc. Class A	79,431	48,667
	American International Group Inc.	842,182	47,886
	T Rowe Price Group Inc.	227,979	44,830
	Bank of New York Mellon Corp.	753,940	43,789
	KKR & Co. Inc.	563,687	41,995
	Prudential Financial Inc.	383,436	41,503
*	SVB Financial Group	59,532	40,377
	MetLife Inc.	639,926	39,989
	Travelers Cos. Inc.	249,523	39,033
	First Republic Bank	181,600	37,502
	Arthur J Gallagher & Co.	210,224	35,669
	Aflac Inc.	603,903	35,262
	Discover Financial Services	297,275	34,353
	Ameriprise Financial Inc.	113,502	34,239
	Allstate Corp.	290,797	34,212
*	Coinbase Global Inc. Class A	133,825	33,773
	State Street Corp.	352,139	32,749
	Fifth Third Bancorp	693,563	30,205
	Willis Towers Watson plc	126,377	30,013
	Nasdaq Inc.	118,690	24,926
	Northern Trust Corp.	200,108	23,935
	Hartford Financial Services Group Inc.	345,233	23,835
	Huntington Bancshares Inc.	1,467,211	22,624
	KeyCorp.	944,438	21,845
	Broadridge Financial Solutions Inc.	118,228	21,614
	Regions Financial Corp.	966,934	21,079
	Citizens Financial Group Inc.	432,046	20,414
	M&T Bank Corp.	130,478	20,039
	Principal Financial Group Inc.	268,847	19,446
	Raymond James Financial Inc.	188,125	18,888
	FactSet Research Systems Inc.	38,183	18,557
	Cincinnati Financial Corp.	155,222	17,684
*	Markel Corp.	13,872	17,118
	Ally Financial Inc.	351,439	16,732
*	Arch Capital Group Ltd.	372,081	16,539
		Shares	Market Value• ($000)
	Apollo Global Management Inc. Class A	224,977	16,295
	MarketAxess Holdings Inc.	36,620	15,061
	Fidelity National Financial Inc.	274,161	14,306
	Cboe Global Markets Inc.	108,044	14,089
	Equitable Holdings Inc.	410,664	13,466
	Loews Corp.	218,756	12,635
	Annaly Capital Management Inc.	1,473,117	11,520
*	Athene Holding Ltd. Class A	133,815	11,151
	W R Berkley Corp.	134,370	11,071
	Everest Re Group Ltd.	39,925	10,936
	Tradeweb Markets Inc. Class A	106,511	10,666
	Franklin Resources Inc.	305,389	10,227
	Interactive Brokers Group Inc. Class A	89,784	7,131
	Lincoln National Corp.	87,063	5,943
*	Alleghany Corp.	6,562	4,381
	Globe Life Inc.	46,207	4,330
*	Berkshire Hathaway Inc. Class A	6	2,704
	Rocket Cos. Inc. Class A	137,067	1,919
[1]	UWM Holdings Corp.	91,586	542
			4,351,155
Health Care (12.6%)
	UnitedHealth Group Inc.	955,287	479,688
	Johnson & Johnson	2,670,135	456,780
	Pfizer Inc.	5,692,908	336,166
	Thermo Fisher Scientific Inc.	399,676	266,680
	Abbott Laboratories	1,793,485	252,415
	AbbVie Inc.	1,793,066	242,781
	Eli Lilly & Co.	873,203	241,196
	Danaher Corp.	652,306	214,615
	Merck & Co. Inc.	2,561,959	196,349
	Medtronic plc	1,364,025	141,108
	Bristol-Myers Squibb Co.	2,251,289	140,368
*	Intuitive Surgical Inc.	362,376	130,202
	Amgen Inc.	571,296	128,524
	Zoetis Inc.	479,856	117,099
	Anthem Inc.	246,178	114,113
	Gilead Sciences Inc.	1,272,232	92,377
	Stryker Corp.	344,360	92,089
*	Moderna Inc.	349,533	88,774
*	Edwards Lifesciences Corp.	633,180	82,028
	Cigna Corp.	336,177	77,196
	Becton Dickinson and Co.	288,063	72,442
*	Regeneron Pharmaceuticals Inc.	101,856	64,324
*	Boston Scientific Corp.	1,445,269	61,395
	HCA Healthcare Inc.	236,625	60,794
	Humana Inc.	130,371	60,474
*	Illumina Inc.	158,545	60,317
*	Vertex Pharmaceuticals Inc.	257,865	56,627
*	IDEXX Laboratories Inc.	85,994	56,624
*	IQVIA Holdings Inc.	193,754	54,666
*	DexCom Inc.	98,316	52,791
*	Align Technology Inc.	75,982	49,934

57

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	306,311	48,903
*	Centene Corp.	591,835	48,767
	Baxter International Inc.	507,852	43,594
	ResMed Inc.	147,789	38,496
*	Veeva Systems Inc. Class A	140,622	35,926
*	Biogen Inc.	148,978	35,743
	West Pharmaceutical Services Inc.	75,185	35,263
*	Laboratory Corp. of America Holdings	97,081	30,504
	Cerner Corp.	298,423	27,715
	Zimmer Biomet Holdings Inc.	211,842	26,912
	PerkinElmer Inc.	127,943	25,724
*	Horizon Therapeutics plc	230,050	24,790
	STERIS plc	101,469	24,699
*	Catalent Inc.	173,625	22,229
*	Avantor Inc.	525,147	22,130
	Quest Diagnostics Inc.	124,418	21,526
*	Seagen Inc.	139,089	21,503
	Cooper Cos. Inc.	49,968	20,934
*	Alnylam Pharmaceuticals Inc.	121,314	20,572
*	Hologic Inc.	254,991	19,522
*	Insulet Corp.	69,952	18,612
	Viatris Inc.	1,225,626	16,583
*	BioMarin Pharmaceutical Inc.	186,377	16,466
*	Bio-Rad Laboratories Inc. Class A	21,421	16,185
*	ABIOMED Inc.	43,836	15,745
	Teleflex Inc.	47,517	15,608
	Cardinal Health Inc.	285,801	14,716
*	Incyte Corp.	190,689	13,997
*	Exact Sciences Corp.	174,708	13,598
*	Teladoc Health Inc.	146,128	13,417
	Royalty Pharma plc Class A	326,712	13,019
*	Elanco Animal Health Inc. (XNYS)	456,473	12,955
*	10X Genomics Inc. Class A	83,605	12,454
	DENTSPLY SIRONA Inc.	222,036	12,387
*	Henry Schein Inc.	140,638	10,904
*	Charles River Laboratories International Inc.	25,536	9,621
	Universal Health Services Inc. Class B	70,448	9,134
*	DaVita Inc.	62,010	7,054
*	agilon health Inc.	179,551	4,848
*	Novocure Ltd.	44,772	3,362
*	GoodRx Holdings Inc. Class A	73,659	2,407
*	Oak Street Health Inc.	55,016	1,823
*,1	Ginkgo Bioworks Holdings Inc.	180,641	1,501
			5,392,784
Industrials (12.0%)
	Visa Inc. Class A	1,693,544	367,008
	Mastercard Inc. Class A	889,744	319,703
	Accenture plc Class A	666,075	276,121
*	PayPal Holdings Inc.	1,191,674	224,726
	Union Pacific Corp.	652,045	164,270
	United Parcel Service Inc. Class B	739,567	158,519
		Shares	Market Value• ($000)
	Honeywell International Inc.	698,231	145,588
	Raytheon Technologies Corp.	1,518,144	130,651
*	Boeing Co.	596,065	120,000
	Caterpillar Inc.	548,666	113,431
	Automatic Data Processing Inc.	427,387	105,385
	General Electric Co.	1,113,793	105,220
	3M Co.	584,484	103,822
	Deere & Co.	283,048	97,054
	American Express Co.	589,210	96,395
	CSX Corp.	2,249,680	84,588
	Lockheed Martin Corp.	237,767	84,505
	Sherwin-Williams Co.	239,345	84,288
	Norfolk Southern Corp.	246,821	73,481
	Illinois Tool Works Inc.	286,530	70,716
	Eaton Corp. plc	404,249	69,862
	Fidelity National Information Services Inc.	617,627	67,414
*	Block Inc.	404,848	65,387
	FedEx Corp.	242,498	62,720
	Capital One Financial Corp.	431,732	62,640
*	Fiserv Inc.	602,684	62,553
	Johnson Controls International plc	714,411	58,089
	Emerson Electric Co.	603,342	56,093
	Northrop Grumman Corp.	144,729	56,020
	General Dynamics Corp.	240,716	50,182
	Trane Technologies plc	240,919	48,673
	IHS Markit Ltd.	364,080	48,394
	Carrier Global Corp.	878,949	47,674
	Paychex Inc.	329,296	44,949
	DuPont de Nemours Inc.	525,516	42,451
	L3Harris Technologies Inc.	199,030	42,441
	PPG Industries Inc.	240,785	41,521
	Parker-Hannifin Corp.	130,355	41,469
	Rockwell Automation Inc.	117,616	41,030
	Global Payments Inc.	294,288	39,782
*	Mettler-Toledo International Inc.	23,312	39,565
	Cintas Corp.	89,167	39,516
*	Keysight Technologies Inc.	184,497	38,100
	Old Dominion Freight Line Inc.	105,001	37,630
	Otis Worldwide Corp.	430,843	37,514
	Verisk Analytics Inc. Class A	163,462	37,389
	Equifax Inc.	123,758	36,235
	AMETEK Inc.	234,574	34,492
*	TransDigm Group Inc.	53,258	33,887
*	Zebra Technologies Corp. Class A	54,184	32,250
	Cummins Inc.	145,086	31,649
	Ball Corp.	328,519	31,627
	Stanley Black & Decker Inc.	165,299	31,179
	PACCAR Inc.	316,962	27,975
	Vulcan Materials Co.	134,591	27,938
	Martin Marietta Materials Inc.	63,253	27,864
	Dover Corp.	146,042	26,521

58

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Fortive Corp.	345,414	26,352
	Synchrony Financial	555,108	25,751
	Ingersoll Rand Inc.	413,415	25,578
*	Bill.Com Holdings Inc.	98,771	24,609
*	United Rentals Inc.	73,450	24,407
	Expeditors International of Washington Inc.	171,811	23,073
*	Waters Corp.	61,904	23,065
	TransUnion	194,193	23,027
	WW Grainger Inc.	44,431	23,026
*	Generac Holdings Inc.	63,974	22,514
*	Trimble Inc.	254,581	22,197
	Xylem Inc.	183,049	21,951
*	Teledyne Technologies Inc.	47,325	20,676
	Jacobs Engineering Group Inc.	130,794	18,210
*	Affirm Holdings Inc.	179,420	18,042
*	FleetCor Technologies Inc.	78,239	17,513
	JB Hunt Transport Services Inc.	85,206	17,416
	Masco Corp.	247,575	17,385
	Textron Inc.	223,563	17,259
	Westinghouse Air Brake Technologies Corp.	180,021	16,582
	Fortune Brands Home & Security Inc.	137,673	14,717
	Crown Holdings Inc.	129,685	14,346
	CH Robinson Worldwide Inc.	131,843	14,190
	Packaging Corp. of America	96,446	13,131
	Westrock Co.	268,779	11,923
	Snap-on Inc.	54,492	11,736
	HEICO Corp. Class A	73,086	9,393
	Cognex Corp.	85,234	6,628
	Jack Henry & Associates Inc.	37,605	6,280
	HEICO Corp.	42,136	6,077
	Hubbell Inc. Class B	27,674	5,764
*	Mohawk Industries Inc.	27,502	5,010
	Western Union Co.	204,022	3,640
*	Marqeta Inc. Class A	70,723	1,214
*,1	Aurora Innovation Inc.	97,727	1,100
*	GreenSky Inc. Class A	7,467	85
*	XPO Logistics Inc.	18	1
			5,100,014
Real Estate (2.9%)
	American Tower Corp.	461,915	135,110
	Prologis Inc.	750,288	126,319
	Crown Castle International Corp.	438,374	91,506
	Equinix Inc.	91,331	77,251
	Public Storage	151,192	56,630
	Simon Property Group Inc.	333,281	53,248
	Digital Realty Trust Inc.	287,822	50,907
	SBA Communications Corp. Class A	110,322	42,917
	Realty Income Corp.	573,849	41,082
	Welltower Inc.	441,467	37,865
	AvalonBay Communities Inc.	141,773	35,810
	Alexandria Real Estate Equities Inc.	157,164	35,041
*	CBRE Group Inc. Class A	322,481	34,992
		Shares	Market Value• ($000)
	Equity Residential	361,373	32,704
*	CoStar Group Inc.	400,576	31,658
	Weyerhaeuser Co.	759,710	31,285
	Extra Space Storage Inc.	135,813	30,793
	Invitation Homes Inc.	605,241	27,442
	Mid-America Apartment Communities Inc.	116,772	26,792
	Sun Communities Inc.	121,173	25,443
	Duke Realty Corp.	386,272	25,355
	Essex Property Trust Inc.	66,022	23,255
	Ventas Inc.	404,853	20,696
	Healthpeak Properties Inc.	546,442	19,721
	UDR Inc.	313,587	18,812
	Camden Property Trust	103,634	18,517
	Boston Properties Inc.	142,450	16,407
	WP Carey Inc.	188,916	15,501
	Iron Mountain Inc.	293,745	15,372
*	Zillow Group Inc. Class C	169,051	10,794
*	Opendoor Technologies Inc.	466,016	6,809
	Regency Centers Corp.	86,804	6,541
*	Host Hotels & Resorts Inc.	362,604	6,306
*	Zillow Group Inc. Class A	45,466	2,829
			1,231,710
Technology (31.3%)
	Apple Inc.	15,808,460	2,807,108
	Microsoft Corp.	7,615,066	2,561,099
*	Alphabet Inc. Class A	305,167	884,081
*	Meta Platforms Inc. Class A	2,400,048	807,256
*	Alphabet Inc. Class C	273,870	792,467
	NVIDIA Corp.	2,408,865	708,471
*	Adobe Inc.	482,600	273,663
	Broadcom Inc.	396,593	263,897
*	salesforce.com Inc.	943,260	239,711
	Intel Corp.	4,124,999	212,437
	QUALCOMM Inc.	1,135,972	207,735
	Intuit Inc.	287,173	184,715
	Texas Instruments Inc.	936,685	176,537
*	Advanced Micro Devices Inc.	1,224,841	176,255
	Oracle Corp.	1,663,648	145,087
	Applied Materials Inc.	915,808	144,112
*	ServiceNow Inc.	201,828	131,009
	International Business Machines Corp.	909,593	121,576
	Micron Technology Inc.	1,134,581	105,686
	Lam Research Corp.	142,819	102,708
	Analog Devices Inc.	545,086	95,810
*	Snowflake Inc. Class A	274,675	93,046
	Marvell Technology Inc.	835,359	73,086
	KLA Corp.	153,783	66,144
*	Autodesk Inc.	222,986	62,701
*	Snap Inc. Class A	1,237,297	58,190
*	Synopsys Inc.	154,671	56,996
*	Workday Inc. Class A	195,732	53,470
	TE Connectivity Ltd.	330,967	53,398
	Xilinx Inc.	251,434	53,312
	Amphenol Corp. Class A	606,564	53,050
*	Palo Alto Networks Inc.	95,056	52,923
	Roper Technologies Inc.	106,996	52,627
*	Cadence Design Systems Inc.	281,102	52,383
*	Fortinet Inc.	140,978	50,667

59

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Microchip Technology Inc.	562,759	48,994
	Cognizant Technology Solutions Corp. Class A	532,742	47,265
*	Twilio Inc. Class A	170,844	44,990
*	Datadog Inc. Class A	247,795	44,135
	HP Inc.	1,168,988	44,036
*	Crowdstrike Holdings Inc. Class A	198,338	40,610
*	Zoom Video Communications Inc. Class A	208,834	38,407
*	EPAM Systems Inc.	54,640	36,524
*	Match Group Inc.	272,756	36,072
*	ANSYS Inc.	88,484	35,493
*	MongoDB Inc. Class A	63,755	33,749
*	Okta Inc.	149,703	33,559
*	Twitter Inc.	770,090	33,283
*	Cloudflare Inc. Class A	249,987	32,873
*	Palantir Technologies Inc. Class A	1,740,261	31,690
*	DoorDash Inc. Class A	205,433	30,589
*	HubSpot Inc.	45,530	30,011
*	ON Semiconductor Corp.	436,775	29,666
	Corning Inc.	779,009	29,003
*	DocuSign Inc. Class A	189,553	28,871
	CDW Corp.	137,663	28,191
*	Zscaler Inc.	85,220	27,384
	Teradyne Inc.	165,314	27,034
*	Gartner Inc.	79,229	26,488
	Skyworks Solutions Inc.	167,791	26,031
*	Unity Software Inc.	174,049	24,887
	VMware Inc. Class A	212,698	24,647
*	VeriSign Inc.	95,755	24,305
	Seagate Technology Holdings plc	214,521	24,237
*	Tyler Technologies Inc.	41,543	22,348
	Monolithic Power Systems Inc.	44,419	21,913
*	Paycom Software Inc.	51,758	21,489
*	AppLovin Corp. Class A	224,535	21,165
	Hewlett Packard Enterprise Co.	1,327,314	20,932
	NetApp Inc.	226,815	20,865
*	Pinterest Inc. Class A	570,721	20,746
*	Western Digital Corp.	316,049	20,610
*	Akamai Technologies Inc.	164,786	19,287
*	Splunk Inc.	163,840	18,960
	SS&C Technologies Holdings Inc.	219,187	17,969
*	Qorvo Inc.	111,780	17,481
*	ZoomInfo Technologies Inc. Class A	245,337	15,751
*	Dell Technologies Inc. Class C	280,011	15,728
*	RingCentral Inc. Class A	83,290	15,604
	NortonLifeLock Inc.	560,761	14,569
*	GoDaddy Inc. Class A	168,582	14,306
*	Black Knight Inc.	149,636	12,403
	Citrix Systems Inc.	126,561	11,971
*	Coupa Software Inc.	75,122	11,873
*	UiPath Inc. Class A	262,309	11,313
*	IAC/InterActiveCorp.	80,742	10,554
	Bentley Systems Inc. Class B	205,752	9,944
*	F5 Inc.	31,051	7,598
		Shares	Market Value• ($000)
*	Dropbox Inc. Class A	298,585	7,327
*	Zendesk Inc.	61,310	6,394
	Leidos Holdings Inc.	71,173	6,327
*	IPG Photonics Corp.	17,616	3,032
*	Qualtrics International Inc. Class A	54,807	1,940
*	Bumble Inc. Class A	42,656	1,444
*	HashiCorp Inc. Class A	15,528	1,414
*	Gitlab Inc. Class A	11,007	958
*,1	Toast Inc. Class A	22,099	767
			13,361,419
Telecommunications (2.7%)
	Cisco Systems Inc.	3,849,997	243,974
	Comcast Corp. Class A	4,624,516	232,752
	Verizon Communications Inc.	3,832,039	199,113
	AT&T Inc.	7,242,837	178,174
*	Charter Communications Inc. Class A	118,195	77,060
*	T-Mobile US Inc.	570,102	66,120
	Motorola Solutions Inc.	171,299	46,542
*	Arista Networks Inc.	233,736	33,600
*	Roku Inc.	119,368	27,240
*	Liberty Broadband Corp. Class C	143,945	23,189
	Lumen Technologies Inc.	1,038,535	13,034
*	DISH Network Corp. Class A	249,884	8,106
	Juniper Networks Inc.	164,954	5,890
*	Liberty Broadband Corp. Class A	22,478	3,617
*	Altice USA Inc. Class A	109,168	1,766
			1,160,177
Utilities (2.7%)
	NextEra Energy Inc.	1,990,130	185,799
	Duke Energy Corp.	779,997	81,822
	Southern Co.	1,074,948	73,720
	Waste Management Inc.	424,292	70,814
	Dominion Energy Inc.	821,258	64,518
	Exelon Corp.	990,738	57,225
	American Electric Power Co. Inc.	510,874	45,452
	Sempra Energy (XNYS)	319,577	42,274
	Xcel Energy Inc.	546,394	36,991
	Waste Connections Inc. (XTSE)	264,243	36,008
	American Water Works Co. Inc.	184,110	34,771
	Public Service Enterprise Group Inc.	512,907	34,226
	Eversource Energy	348,648	31,720
	WEC Energy Group Inc.	319,956	31,058
	Consolidated Edison Inc.	358,906	30,622
	Republic Services Inc. Class A	209,056	29,153
	Edison International	385,163	26,287
*	PG&E Corp.	1,998,455	24,261
	Ameren Corp.	259,091	23,062
	FirstEnergy Corp.	551,951	22,956
	Entergy Corp.	203,747	22,952
	PPL Corp.	761,503	22,891
	DTE Energy Co.	176,848	21,140
	CMS Energy Corp.	293,647	19,102
	CenterPoint Energy Inc.	637,876	17,803
	Evergy Inc.	230,084	15,786
	Alliant Energy Corp.	254,198	15,626
	AES Corp.	643,053	15,626

60

Large-Cap Index Fund
		Shares	Market Value• ($000)
	Vistra Corp.	490,077	11,159
	NiSource Inc.	398,580	11,005
	Avangrid Inc.	78,190	3,900
	NRG Energy Inc.	120	5
			1,159,734
Total Common Stocks (Cost $20,043,108)			42,522,466
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $146,322)	1,463,409	146,326
Total Investments (100.0%) (Cost $20,189,430)			42,668,792
Other Assets and Liabilities—Net (0.0%)			(19,964)
Net Assets (100%)			42,648,828
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,214,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $37,039,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	568	135,141	3,118

See accompanying Notes, which are an integral part of the Financial Statements.
61

Large-Cap Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,043,108)	42,522,466
Affiliated Issuers (Cost $146,322)	146,326
Total Investments in Securities	42,668,792
Investment in Vanguard	1,351
Cash Collateral Pledged—Futures Contracts	6,537
Receivables for Accrued Income	26,032
Receivables for Capital Shares Issued	27,435
Total Assets	42,730,147
Liabilities
Due to Custodian	1,741
Payables for Investment Securities Purchased	11,952
Collateral for Securities on Loan	37,039
Payables for Capital Shares Redeemed	29,407
Payables to Vanguard	790
Variation Margin Payable—Futures Contracts	390
Total Liabilities	81,319
Net Assets	42,648,828
62

Large-Cap Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	20,716,210
Total Distributable Earnings (Loss)	21,932,618
Net Assets	42,648,828

Investor Shares—Net Assets
Applicable to 398,815 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,507
Net Asset Value Per Share—Investor Shares	$89.03

ETF Shares—Net Assets
Applicable to 128,117,756 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,242,106
Net Asset Value Per Share—ETF Shares	$220.44

Admiral Shares—Net Assets
Applicable to 106,415,435 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,847,313
Net Asset Value Per Share—Admiral Shares	$111.33

Institutional Shares—Net Assets
Applicable to 5,508,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,523,902
Net Asset Value Per Share—Institutional Shares	$458.22

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	513,555
Interest[2]	107
Securities Lending—Net	889
Total Income	514,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,796
Management and Administrative—Investor Shares	57
Management and Administrative—ETF Shares	7,311
Management and Administrative—Admiral Shares	3,425
Management and Administrative—Institutional Shares	536
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	683
Marketing and Distribution—Admiral Shares	378
Marketing and Distribution—Institutional Shares	74
Custodian Fees	423
Auditing Fees	36
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	367
Shareholders’ Reports—Admiral Shares	73
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	11
Total Expenses	16,177
Net Investment Income	498,374
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	966,868
Futures Contracts	38,844
Realized Net Gain (Loss)	1,005,712
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,409,047
Futures Contracts	(951)
Change in Unrealized Appreciation (Depreciation)	7,408,096
Net Increase (Decrease) in Net Assets Resulting from Operations	8,912,182
1	Dividends are net of foreign withholding taxes of $33,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $101,000, ($13,000), $4,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,055,916,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Large-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	498,374	475,660
Realized Net Gain (Loss)	1,005,712	736,290
Change in Unrealized Appreciation (Depreciation)	7,408,096	4,719,115
Net Increase (Decrease) in Net Assets Resulting from Operations	8,912,182	5,931,065
Distributions
Investor Shares	(430)	(488)
ETF Shares	(325,818)	(309,168)
Admiral Shares	(138,853)	(134,821)
Institutional Shares	(30,532)	(30,593)
Total Distributions	(495,633)	(475,070)
Capital Share Transactions
Investor Shares	(9,719)	679
ETF Shares	1,199,308	1,675,512
Admiral Shares	129,204	247,258
Institutional Shares	(150,593)	42,631
Net Increase (Decrease) from Capital Share Transactions	1,168,200	1,966,080
Total Increase (Decrease)	9,584,749	7,422,075
Net Assets
Beginning of Period	33,064,079	25,642,004
End of Period	42,648,828	33,064,079

See accompanying Notes, which are an integral part of the Financial Statements.
65

Large-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$71.00	$59.72	$46.36	$49.48	$41.31
Investment Operations
Net Investment Income[1]	.956	.969	.918	.966	.819
Net Realized and Unrealized Gain (Loss) on Investments	18.025	11.268	13.466	(3.184)	8.161
Total from Investment Operations	18.981	12.237	14.384	(2.218)	8.980
Distributions
Dividends from Net Investment Income	(.951)	(.957)	(1.024)	(.902)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.951)	(.957)	(1.024)	(.902)	(.810)
Net Asset Value, End of Period	$89.03	$71.00	$59.72	$46.36	$49.48
Total Return[2]	26.87%	20.89%	31.23%	-4.59%	21.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36	$37	$30	$344	$387
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.61%	1.75%	1.91%	1.81%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$175.80	$147.88	$114.77	$122.49	$102.27
Investment Operations
Net Investment Income[1]	2.646	2.594	2.581	2.572	2.168
Net Realized and Unrealized Gain (Loss) on Investments	44.617	27.890	33.204	(7.896)	20.196
Total from Investment Operations	47.263	30.484	35.785	(5.324)	22.364
Distributions
Dividends from Net Investment Income	(2.623)	(2.564)	(2.675)	(2.396)	(2.144)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.623)	(2.564)	(2.675)	(2.396)	(2.144)
Net Asset Value, End of Period	$220.44	$175.80	$147.88	$114.77	$122.49
Total Return	27.02%	20.99%	31.39%	-4.44%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,242	$21,540	$16,270	$12,358	$11,613
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.74%	1.93%	2.04%	1.93%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.79	$74.69	$57.96	$61.86	$51.65
Investment Operations
Net Investment Income[1]	1.325	1.303	1.299	1.288	1.094
Net Realized and Unrealized Gain (Loss) on Investments	22.530	14.084	16.774	(3.983)	10.197
Total from Investment Operations	23.855	15.387	18.073	(2.695)	11.291
Distributions
Dividends from Net Investment Income	(1.315)	(1.287)	(1.343)	(1.205)	(1.081)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.315)	(1.287)	(1.343)	(1.205)	(1.081)
Net Asset Value, End of Period	$111.33	$88.79	$74.69	$57.96	$61.86
Total Return[2]	27.01%	21.03%	31.39%	-4.47%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,847	$9,338	$7,546	$5,306	$5,375
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.73%	1.92%	2.03%	1.93%
Portfolio Turnover Rate[3]	4%	3%	5%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Large-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$365.43	$307.39	$238.57	$254.60	$212.59
Investment Operations
Net Investment Income[1]	5.477	5.389	5.363	5.345	4.529
Net Realized and Unrealized Gain (Loss) on Investments	92.764	57.981	69.016	(16.390)	41.958
Total from Investment Operations	98.241	63.370	74.379	(11.045)	46.487
Distributions
Dividends from Net Investment Income	(5.451)	(5.330)	(5.559)	(4.985)	(4.477)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.451)	(5.330)	(5.559)	(4.985)	(4.477)
Net Asset Value, End of Period	$458.22	$365.43	$307.39	$238.57	$254.60
Total Return	27.03%	21.05%	31.39%	-4.46%	22.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,524	$2,149	$1,796	$1,178	$1,212
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.74%	1.92%	2.04%	1.94%
Portfolio Turnover Rate[2]	4%	3%	5%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
69

Large-Cap Index Fund
Notes to Financial Statements
Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Large-Cap Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Large-Cap Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,351,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
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Large-Cap Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemtions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,055,936
Total Distributable Earnings (Loss)	(1,055,936)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,784
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(548,877)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	22,474,711
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	495,633	475,070
Long-Term Capital Gains	—	—
Total	495,633	475,070
*	Includes short-term capital gains, if any.
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Large-Cap Index Fund
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,194,081
Gross Unrealized Appreciation	23,120,438
Gross Unrealized Depreciation	(645,727)
Net Unrealized Appreciation (Depreciation)	22,474,711
E.	During the year ended December 31, 2021, the fund purchased $4,279,792,000 of investment securities and sold $3,016,565,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,482,297,000 and $1,422,074,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $251,157,000 and sales were $136,741,000, resulting in net realized loss of $11,432,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,179	78	12,683	220
Issued in Lieu of Cash Distributions	430	5	488	9
Redeemed	(16,328)	(202)	(12,492)	(213)
Net Increase (Decrease)—Investor Shares	(9,719)	(119)	679	16
ETF Shares
Issued	2,640,652	12,968	2,981,881	21,401
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,441,344)	(7,375)	(1,306,369)	(8,900)
Net Increase (Decrease)—ETF Shares	1,199,308	5,593	1,675,512	12,501
Admiral Shares
Issued	1,711,321	17,206	2,270,102	32,290
Issued in Lieu of Cash Distributions	112,879	1,108	109,775	1,534
Redeemed	(1,694,996)	(17,070)	(2,132,619)	(29,688)
Net Increase (Decrease)—Admiral Shares	129,204	1,244	247,258	4,136
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Large-Cap Index Fund
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	539,667	1,322	602,657	1,940
Issued in Lieu of Cash Distributions	26,988	65	26,683	91
Redeemed	(717,248)	(1,761)	(586,709)	(1,991)
Net Increase (Decrease)—Institutional Shares	(150,593)	(374)	42,631	40
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
75

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2021 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
Growth Index Fund	93.4%
Value Index Fund	94.2
Large-Cap Index Fund	94.2
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
Growth Index Fund	843,350
Value Index Fund	2,892,802
Large-Cap Index Fund	484,779
The funds distributed qualified business income to shareholders during the fiscal year as follows:
Fund	($000)
Growth Index Fund	41,778
Value Index Fund	—
Large-Cap Index Fund	10,854
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964
Vanguard Marketing Corporation, Distributor.
Q03070 022022

Annual Report  |  December 31, 2021
Vanguard Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, returns for Vanguard Total Stock Market Index Fund ranged from 25.59% for Investor Shares to 25.75% for Institutional Select Shares.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started to roll out shortly after the beginning of the year, helping hard-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks turned in a strong performance even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	All 11 sectors recorded positive returns for the 12 months. Technology, financial, and consumer discretionary stocks contributed most to the fund’s performance.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,090.30	$0.74
ETF Shares	1,000.00	1,090.80	0.16
Admiral™ Shares	1,000.00	1,090.90	0.21
Institutional Shares	1,000.00	1,090.90	0.16
Institutional Plus Shares	1,000.00	1,090.90	0.11
Institutional Select Shares	1,000.00	1,091.00	0.05
Based on Hypothetical 5% Yearly Return
Total Stock Market Index Fund
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Investor Shares	25.59%	17.86%	16.16%	$44,743
Spliced Total Stock Market Index	25.72	18.00	16.31	45,289
Spliced Total Stock Market Index: MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund ETF Shares Net Asset Value	25.72%	17.98%	16.29%	$45,240
Total Stock Market Index Fund ETF Shares Market Price	25.64	17.97	16.29	45,245
Spliced Total Stock Market Index	25.72	18.00	16.31	45,289

See Financial Highlights for dividend and capital gains information.
4

Total Stock Market Index Fund
		Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Stock Market Index Fund Admiral Shares	25.71%	17.98%	16.29%	$45,224
Spliced Total Stock Market Index	25.72	18.00	16.31	45,289

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Stock Market Index Fund Institutional Shares	25.73%	17.99%	16.30%	$22,632,376
Spliced Total Stock Market Index	25.72	18.00	16.31	22,644,332

	One Year	Five Years	Since Inception (4/28/2015)	Final Value of a $100,000,000 Investment
Total Stock Market Index Fund Institutional Plus Shares	25.74%	18.01%	14.67%	$249,417,470
CRSP US Total Market Index	25.72	18.00	14.66	249,242,800
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (6/27/2016)	Final Value of a $5,000,000,000 Investment
Total Stock Market Index Fund Institutional Select Shares	25.75%	18.02%	19.06%	$13,077,055,500
CRSP US Total Market Index	25.72	18.00	19.04	13,063,790,500
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
5

Total Stock Market Index Fund
Cumulative Returns of ETF Shares: December 31, 2011, Through December 31, 2021
	One Year	Five Years	Ten Years
Total Stock Market Index Fund ETF Shares Market Price	25.64%	128.50%	352.45%
Total Stock Market Index Fund ETF Shares Net Asset Value	25.72	128.61	352.40
Spliced Total Stock Market Index	25.72	128.73	352.89
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
6

Total Stock Market Index Fund
Fund Allocation
As of December 31, 2021
Basic Materials	2.0%
Consumer Discretionary	16.0
Consumer Staples	4.7
Energy	2.8
Financials	10.9
Health Care	12.8
Industrials	12.8
Real Estate	3.7
Technology	29.0
Telecommunications	2.6
Utilities	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
7

Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
	Linde plc	14,543,767	5,038,397
	Air Products and Chemicals Inc.	6,294,953	1,915,302
	Freeport-McMoRan Inc.	41,735,180	1,741,609
	Ecolab Inc.	7,329,473	1,719,421
	Newmont Corp.	22,661,214	1,405,448
	Dow Inc.	21,020,483	1,192,282
	International Flavors & Fragrances Inc.	7,234,165	1,089,827
	Fastenal Co.	16,346,708	1,047,170
	Nucor Corp.	8,122,422	927,174
	Albemarle Corp.	3,324,814	777,242
	LyondellBasell Industries NV Class A	7,566,634	697,871
	Celanese Corp.	3,094,117	519,997
	International Paper Co.	11,006,638	517,092
	Avery Dennison Corp.	2,352,252	509,427
	Eastman Chemical Co.	3,821,453	462,052
	CF Industries Holdings Inc.	6,096,710	431,525
	Mosaic Co.	10,518,914	413,288
	FMC Corp.	3,602,212	395,847
	Steel Dynamics Inc.	5,356,743	332,493
	Alcoa Corp.	5,318,356	316,868
	Reliance Steel & Aluminum Co.	1,779,532	288,676
*	Cleveland-Cliffs Inc.	12,790,692	278,453
	Olin Corp.	4,077,809	234,556
	Royal Gold Inc.	1,863,823	196,093
	Huntsman Corp.	5,575,458	194,472
	Valvoline Inc.	5,117,124	190,818
	Scotts Miracle-Gro Co.	1,097,268	176,660
*	RBC Bearings Inc.	820,925	165,802
	United States Steel Corp.	6,894,514	164,158
		Shares	Market Value• ($000)
	Ashland Global Holdings Inc.	1,453,857	156,522
	Chemours Co.	4,633,493	155,500
	Balchem Corp.	920,794	155,246
	UFP Industries Inc.	1,670,505	153,703
	Avient Corp.	2,601,769	145,569
	Element Solutions Inc.	5,977,174	145,126
*	Univar Solutions Inc.	4,851,470	137,539
	Timken Co.	1,941,655	134,537
	Commercial Metals Co.	3,461,159	125,605
*	Hexcel Corp.	2,387,039	123,649
	Sensient Technologies Corp.	1,195,304	119,602
*,1	MP Materials Corp.	2,526,129	114,737
*	Livent Corp.	4,581,285	111,692
	Mueller Industries Inc.	1,548,402	91,913
	Cabot Corp.	1,614,227	90,720
*	Arconic Corp.	2,725,301	89,962
	Westlake Chemical Corp.	907,576	88,153
[1]	Quaker Chemical Corp.	381,730	88,096
*	Ingevity Corp.	1,121,374	80,403
	Hecla Mining Co.	15,338,342	80,066
	Boise Cascade Co.	1,118,842	79,662
	Tronox Holdings plc Class A	3,281,029	78,843
	NewMarket Corp.	226,927	77,772
	Stepan Co.	605,635	75,274
	Minerals Technologies Inc.	948,157	69,358
	GrafTech International Ltd.	5,613,712	66,410
	Innospec Inc.	698,841	63,133
	Materion Corp.	580,245	53,348
	Compass Minerals International Inc.	967,246	49,407
	Worthington Industries Inc.	856,689	46,827
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	GCP Applied Technologies Inc.	1,464,593	46,369
	Kaiser Aluminum Corp.	453,321	42,585
*	Kraton Corp.	871,582	40,372
	Carpenter Technology Corp.	1,371,752	40,041
	Schnitzer Steel Industries Inc. Class A	698,597	36,271
	AdvanSix Inc.	753,607	35,608
*,1	Energy Fuels Inc.	4,421,625	33,737
*	Coeur Mining Inc.	6,516,993	32,846
*,1	Amyris Inc.	5,253,903	28,424
*	Sylvamo Corp.	1,005,492	28,043
	Schweitzer-Mauduit International Inc.	901,505	26,955
*,1	Uranium Energy Corp.	7,359,096	24,653
*	Century Aluminum Co.	1,382,886	22,901
	Glatfelter Corp.	1,275,904	21,946
	Neenah Inc.	470,344	21,768
	Hawkins Inc.	532,230	20,996
	Resolute Forest Products Inc.	1,349,536	20,607
	Verso Corp. Class A	740,740	20,015
*	US Silica Holdings Inc.	1,992,459	18,729
*	Koppers Holdings Inc.	587,127	18,377
*	TimkenSteel Corp.	1,090,490	17,993
	Ecovyst Inc.	1,747,108	17,890
*	Clearwater Paper Corp.	473,105	17,349
*	Piedmont Lithium Inc.	326,173	17,111
	Haynes International Inc.	347,482	14,014
*	Gatos Silver Inc.	1,256,006	13,037
*,1	Origin Materials Inc.	1,949,891	12,577
	American Vanguard Corp.	749,948	12,292
*	Intrepid Potash Inc.	283,137	12,098
	Ryerson Holding Corp.	434,515	11,319
	Omega Flex Inc.	88,289	11,208
	Tredegar Corp.	838,057	9,906
*	Unifi Inc.	422,068	9,771
*	Alto Ingredients Inc.	1,951,445	9,386
*	Rayonier Advanced Materials Inc.	1,621,220	9,257
*,1	Zymergen Inc.	1,311,077	8,771
*	LSB Industries Inc.	758,771	8,384
*	Northwest Pipe Co.	261,682	8,321
*	Ur-Energy Inc.	5,846,618	7,133
	Olympic Steel Inc.	266,301	6,258
		Shares	Market Value• ($000)
	FutureFuel Corp.	739,753	5,652
*	NN Inc.	1,112,705	4,562
	Eastern Co.	163,141	4,105
*	Synalloy Corp.	237,258	3,898
	Northern Technologies International Corp.	243,564	3,727
	Gold Resource Corp.	2,125,660	3,316
	Culp Inc.	277,660	2,641
*	Perma-Pipe International Holdings Inc.	263,560	2,267
*	Universal Stainless & Alloy Products Inc.	278,493	2,197
*,1	Westwater Resources Inc.	989,913	2,128
*	Marrone Bio Innovations Inc.	2,812,532	2,026
*	Comstock Mining Inc.	1,460,392	1,884
*	US Gold Corp.	201,077	1,802
*	Ampco-Pittsburgh Corp.	357,753	1,789
	Friedman Industries Inc.	185,959	1,744
*,1	Golden Minerals Co.	4,469,717	1,561
*,1	PharmaCyte Biotech Inc.	590,900	1,477
*,1	United States Antimony Corp.	2,763,406	1,376
*,1	CPS Technologies Corp.	336,311	1,275
*	AgroFresh Solutions Inc.	635,804	1,265
*	ABVC BioPharma Inc.	372,760	1,264
	United-Guardian Inc.	73,036	1,198
*	Paramount Gold Nevada Corp.	1,225,450	856
*	Hycroft Mining Holding Corp.	986,180	602
*	Flexible Solutions International Inc.	151,258	588
*	Solitario Zinc Corp.	638,028	319
	Chicago Rivet & Machine Co.	11,238	295
*	Orbsat Corp.	50,264	162
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	18
*,2	Partners LP CVR	61,021	4
			27,259,710
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	12,251,420	40,850,400
*	Tesla Inc.	22,833,680	24,130,176
	Home Depot Inc.	29,677,684	12,316,536
*	Walt Disney Co.	51,659,466	8,001,535

9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Netflix Inc.	12,588,931	7,584,076
	Costco Wholesale Corp.	12,557,012	7,128,616
	NIKE Inc. Class B	36,315,359	6,052,681
	Walmart Inc.	39,624,211	5,733,227
	McDonald's Corp.	21,236,707	5,692,924
	Lowe's Cos. Inc.	19,148,036	4,949,384
	Starbucks Corp.	33,341,115	3,899,910
	Target Corp.	13,616,463	3,151,394
*	Booking Holdings Inc.	1,166,961	2,799,808
	TJX Cos. Inc.	32,467,240	2,464,913
	Ford Motor Co.	111,552,791	2,316,951
	Estee Lauder Cos. Inc. Class A	6,256,258	2,316,067
*	General Motors Co.	37,137,412	2,177,366
*	Uber Technologies Inc.	41,355,353	1,734,030
	Dollar General Corp.	6,629,763	1,563,497
*	Airbnb Inc. Class A	9,364,259	1,559,055
	Activision Blizzard Inc.	22,137,065	1,472,779
*	O'Reilly Automotive Inc.	1,914,787	1,352,280
*	Chipotle Mexican Grill Inc.	759,588	1,327,950
*	Lululemon Athletica Inc.	3,364,407	1,316,997
*	Marriott International Inc. Class A	7,866,848	1,299,918
*	Aptiv plc	7,688,486	1,268,216
*	AutoZone Inc.	595,953	1,249,350
*	Hilton Worldwide Holdings Inc.	7,920,317	1,235,490
	Yum! Brands Inc.	8,329,093	1,156,578
	Ross Stores Inc.	10,099,477	1,154,168
*	Trade Desk Inc. Class A	12,394,032	1,135,789
	eBay Inc.	16,901,659	1,123,960
	Electronic Arts Inc.	8,037,915	1,060,201
	DR Horton Inc.	9,625,981	1,043,938
*	Copart Inc.	6,066,720	919,836
*	Dollar Tree Inc.	6,394,307	898,528
	Lennar Corp. Class A	7,353,948	854,235
*	ROBLOX Corp. Class A	8,245,691	850,625
*	Etsy Inc.	3,604,714	789,216
	Tractor Supply Co.	3,234,491	771,750
*	Expedia Group Inc.	4,149,671	749,929
	VF Corp.	10,046,410	735,598
*	Southwest Airlines Co.	16,828,738	720,943
*	Delta Air Lines Inc.	18,200,263	711,266
	Best Buy Co. Inc.	6,291,594	639,226
*	Ulta Beauty Inc.	1,544,958	637,048
	Pool Corp.	1,081,785	612,290
		Shares	Market Value• ($000)
*	CarMax Inc.	4,607,433	600,026
	Garmin Ltd.	4,370,417	595,120
	Domino's Pizza Inc.	1,033,981	583,507
*	Take-Two Interactive Software Inc.	3,277,010	582,390
	Genuine Parts Co.	4,046,954	567,383
*	Carvana Co.	2,432,228	563,766
*	NVR Inc.	94,045	555,700
	Darden Restaurants Inc.	3,687,923	555,549
*	Burlington Stores Inc.	1,897,609	553,172
*	Caesars Entertainment Inc.	5,770,573	539,722
*,1	Rivian Automotive Inc. Class A	5,021,486	520,678
	MGM Resorts International	11,329,267	508,458
	ViacomCBS Inc. Class B	16,698,902	503,973
	Bath & Body Works Inc.	7,134,103	497,889
*	Live Nation Entertainment Inc.	4,151,132	496,849
*	Carnival Corp.	23,707,539	476,996
*	Royal Caribbean Cruises Ltd.	6,153,089	473,173
*	Las Vegas Sands Corp.	11,947,168	449,691
*,1	Lucid Group Inc.	11,698,786	445,139
	Omnicom Group Inc.	6,042,274	442,717
	Advance Auto Parts Inc.	1,772,234	425,124
	LKQ Corp.	7,041,683	422,712
	Interpublic Group of Cos. Inc.	11,193,299	419,189
	Whirlpool Corp.	1,726,218	405,074
*	United Airlines Holdings Inc.	9,196,987	402,644
*	Wayfair Inc. Class A	2,105,495	399,981
*,1	AMC Entertainment Holdings Inc. Class A	14,599,205	397,098
	PulteGroup Inc.	6,835,665	390,727
	Hasbro Inc.	3,724,421	379,072
	Vail Resorts Inc.	1,149,367	376,877
*	Floor & Decor Holdings Inc. Class A	2,850,891	370,644
	Williams-Sonoma Inc.	2,084,255	352,510
*	Lyft Inc. Class A	8,025,249	342,919
*	Liberty Media Corp.-Liberty Formula One Class C	5,278,105	333,787
*	American Airlines Group Inc.	18,418,499	330,796

10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Five Below Inc.	1,592,336	329,438
	Fox Corp. Class A	8,902,445	328,500
	Tapestry Inc.	7,820,060	317,494
	Service Corp. International	4,452,632	316,092
	Lear Corp.	1,694,167	309,948
*	SiteOne Landscape Supply Inc.	1,269,760	307,637
	BorgWarner Inc.	6,815,140	307,158
	News Corp. Class A	13,395,796	298,860
*	Peloton Interactive Inc. Class A	8,049,408	287,847
*	Deckers Outdoor Corp.	780,138	285,772
*	Capri Holdings Ltd.	4,276,731	277,603
*	BJ's Wholesale Club Holdings Inc.	4,132,121	276,728
*,1	GameStop Corp. Class A	1,847,892	274,209
	Aramark	7,285,002	268,452
*	RH	486,895	260,947
	Tempur Sealy International Inc.	5,471,848	257,341
	Lithia Motors Inc. Class A	860,018	255,382
*	Wynn Resorts Ltd.	2,961,649	251,859
*	Penn National Gaming Inc.	4,817,607	249,793
*	DraftKings Inc. Class A	8,664,446	238,012
	Toll Brothers Inc.	3,286,801	237,932
	Newell Brands Inc.	10,881,720	237,657
	Wyndham Hotels & Resorts Inc.	2,647,348	237,335
	Churchill Downs Inc.	977,823	235,558
	Gentex Corp.	6,721,348	234,239
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,512,478	229,460
	Macy's Inc.	8,508,465	222,752
*	Norwegian Cruise Line Holdings Ltd.	10,522,514	218,237
	New York Times Co. Class A	4,507,055	217,691
*	Avis Budget Group Inc.	1,043,053	216,298
*	Bright Horizons Family Solutions Inc.	1,716,298	216,048
	PVH Corp.	2,019,663	215,397
	Rollins Inc.	6,292,967	215,282
*	Planet Fitness Inc. Class A	2,368,268	214,518
*	Mattel Inc.	9,948,071	214,480
	Kohl's Corp.	4,279,059	211,343
	Nielsen Holdings plc	10,201,161	209,226
		Shares	Market Value• ($000)
*	Discovery Inc. Class C	8,906,501	203,959
*	Crocs Inc.	1,589,037	203,746
*	Fox Factory Holding Corp.	1,196,099	203,456
*	YETI Holdings Inc.	2,368,395	196,174
	Marriott Vacations Worldwide Corp.	1,149,662	194,270
*	IAA Inc.	3,832,553	194,004
*	Zynga Inc. Class A	30,250,143	193,601
*	Alaska Air Group Inc.	3,553,511	185,138
[1]	Dick's Sporting Goods Inc.	1,609,549	185,082
	AMERCO	250,834	182,163
	Polaris Inc.	1,641,370	180,403
*	Scientific Games Corp.	2,609,174	174,371
*	Goodyear Tire & Rubber Co.	8,001,994	170,603
	Texas Roadhouse Inc. Class A	1,880,020	167,848
*	Helen of Troy Ltd.	686,296	167,779
	Nexstar Media Group Inc. Class A	1,104,407	166,743
*	Skechers USA Inc. Class A	3,840,130	166,662
	Hanesbrands Inc.	9,924,240	165,933
	Harley-Davidson Inc.	4,374,990	164,893
*	AutoNation Inc.	1,397,353	163,281
	Choice Hotels International Inc.	1,027,450	160,272
*	Terminix Global Holdings Inc.	3,445,483	155,839
	Thor Industries Inc.	1,497,400	155,385
	Fox Corp. Class B	4,478,348	153,473
	Ralph Lauren Corp.	1,247,798	148,313
	Leggett & Platt Inc.	3,602,339	148,272
	Wingstop Inc.	849,325	146,763
*	Boyd Gaming Corp.	2,234,229	146,498
[1]	Sirius XM Holdings Inc.	22,738,623	144,390
*	Endeavor Group Holdings Inc. Class A	4,128,800	144,054
*,1	Chewy Inc. Class A	2,423,239	142,898
	Gap Inc.	7,996,106	141,131
*	Victoria's Secret & Co.	2,511,791	139,505
	Murphy USA Inc.	692,371	137,948
	Travel + Leisure Co.	2,454,604	135,666
*	Hilton Grand Vacations Inc.	2,554,794	133,130
*	Hyatt Hotels Corp. Class A	1,358,919	130,320
*	Meritage Homes Corp.	1,060,833	129,485
	Foot Locker Inc.	2,954,785	128,917

11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	JetBlue Airways Corp.	9,023,337	128,492
	Signet Jewelers Ltd.	1,433,117	124,724
	Papa John's International Inc.	930,036	124,132
*,1	QuantumScape Corp. Class A	5,557,425	123,319
*	Skyline Champion Corp.	1,534,502	121,195
	Warner Music Group Corp. Class A	2,799,189	120,869
*	Chegg Inc.	3,915,237	120,198
	Wendy's Co.	5,012,904	119,558
	H&R Block Inc.	4,994,275	117,665
*	Academy Sports & Outdoors Inc.	2,658,122	116,692
	TEGNA Inc.	6,281,171	116,579
*	Taylor Morrison Home Corp. Class A	3,318,552	116,017
	Carter's Inc.	1,141,463	115,539
*	National Vision Holdings Inc.	2,358,364	113,178
*	Asbury Automotive Group Inc.	644,864	111,387
*	Under Armour Inc. Class C	6,124,371	110,484
[1]	American Eagle Outfitters Inc.	4,312,685	109,197
*	Callaway Golf Co.	3,966,605	108,844
*,1	Discovery Inc. Class A	4,580,165	107,817
*	Under Armour Inc. Class A	5,084,312	107,737
*	Sonos Inc.	3,614,846	107,722
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,108,435	107,214
	LCI Industries	682,455	106,374
*,1	Luminar Technologies Inc. Class A	6,282,706	106,241
	KB Home	2,362,961	105,695
*	Leslie's Inc.	4,413,244	104,417
*	Boot Barn Holdings Inc.	842,207	103,634
	Steven Madden Ltd.	2,198,830	102,180
	Columbia Sportswear Co.	1,016,981	99,095
*	Grand Canyon Education Inc.	1,140,456	97,748
*	Coty Inc. Class A	9,271,639	97,352
*	LGI Homes Inc.	618,877	95,604
	Group 1 Automotive Inc.	488,983	95,459
	Dana Inc.	4,103,966	93,653
*	SeaWorld Entertainment Inc.	1,428,204	92,633
		Shares	Market Value• ($000)
*	Ollie's Bargain Outlet Holdings Inc.	1,757,744	89,979
	MDC Holdings Inc.	1,607,171	89,728
*	Visteon Corp.	796,525	88,526
*	Frontdoor Inc.	2,408,996	88,290
*	Six Flags Entertainment Corp.	2,072,282	88,238
*	Tri Pointe Homes Inc.	3,157,085	88,051
*	Dorman Products Inc.	764,391	86,384
	Cracker Barrel Old Country Store Inc.	668,715	86,024
	Lennar Corp. Class B	892,929	85,382
	MillerKnoll Inc.	2,153,414	84,392
	Penske Automotive Group Inc.	777,823	83,398
*	Madison Square Garden Sports Corp.	476,440	82,772
	Red Rock Resorts Inc. Class A	1,496,638	82,330
*	Gentherm Inc.	944,152	82,047
*	Allegiant Travel Co.	434,952	81,353
	Rent-A-Center Inc.	1,692,151	81,291
*	Sabre Corp.	9,167,070	78,745
*	Cavco Industries Inc.	247,745	78,696
*	TripAdvisor Inc.	2,842,207	77,479
*,1	Figs Inc. Class A	2,801,723	77,216
*	Shake Shack Inc. Class A	1,057,169	76,285
	Qurate Retail Inc. Class A	9,935,944	75,513
	Kontoor Brands Inc.	1,466,970	75,182
*	Vista Outdoor Inc.	1,629,510	75,072
*	Coursera Inc.	2,998,543	73,284
*,1	PROG Holdings Inc.	1,613,112	72,767
	Rush Enterprises Inc. Class A	1,293,213	71,954
*	Nordstrom Inc.	3,161,808	71,520
	Century Communities Inc.	862,906	70,577
*	Overstock.com Inc.	1,160,313	68,470
	John Wiley & Sons Inc. Class A	1,195,153	68,446
	Graham Holdings Co. Class B	107,809	67,901
	Winnebago Industries Inc.	904,451	67,761
*	Spirit Airlines Inc.	3,099,963	67,734
	Wolverine World Wide Inc.	2,342,183	67,478
*,1	Fisker Inc.	4,187,755	65,873
	Levi Strauss & Co. Class A	2,606,132	65,231
*	Revolve Group Inc. Class A	1,122,753	62,919

12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	World Wrestling Entertainment Inc. Class A	1,272,323	62,776
*	Knowles Corp.	2,639,024	61,621
*	Sally Beauty Holdings Inc.	3,214,705	59,343
*	Abercrombie & Fitch Co. Class A	1,685,206	58,696
*	Houghton Mifflin Harcourt Co.	3,628,981	58,427
*	iHeartMedia Inc. Class A	2,737,141	57,589
*	SkyWest Inc.	1,427,580	56,104
*	Cardlytics Inc.	846,908	55,972
*	Liberty Media Corp.-Liberty Formula One Class A	931,971	55,303
*	Cheesecake Factory Inc.	1,409,648	55,188
*	Everi Holdings Inc.	2,582,987	55,147
*	Madison Square Garden Entertainment Corp.	782,547	55,044
*	KAR Auction Services Inc.	3,443,502	53,788
*	Bloomin' Brands Inc.	2,545,187	53,398
	Inter Parfums Inc.	497,987	53,235
	Monro Inc.	906,491	52,821
*	ODP Corp.	1,319,899	51,846
*	M/I Homes Inc.	831,424	51,698
	PriceSmart Inc.	702,559	51,406
*,1	iRobot Corp.	767,039	50,533
*	ACV Auctions Inc. Class A	2,650,718	49,940
	Acushnet Holdings Corp.	939,066	49,846
	HNI Corp.	1,179,369	49,592
	Jack in the Box Inc.	566,861	49,589
*	Urban Outfitters Inc.	1,670,873	49,057
*	Lions Gate Entertainment Corp. Class B	3,183,715	48,997
	Gray Television Inc.	2,391,838	48,219
*	Driven Brands Holdings Inc.	1,422,836	47,836
*	Brinker International Inc.	1,291,775	47,266
*	Cinemark Holdings Inc.	2,909,906	46,908
*	Sleep Number Corp.	612,223	46,896
*	elf Beauty Inc.	1,407,008	46,727
	Oxford Industries Inc.	457,621	46,458
	Camping World Holdings Inc. Class A	1,142,508	46,157
	La-Z-Boy Inc.	1,247,649	45,302
		Shares	Market Value• ($000)
*	Central Garden & Pet Co. Class A	931,779	44,586
*	Petco Health & Wellness Co. Inc. Class A	2,250,688	44,541
*	Stitch Fix Inc. Class A	2,241,298	42,405
*	Dave & Buster's Entertainment Inc.	1,102,602	42,340
	Big Lots Inc.	931,048	41,944
	Franchise Group Inc.	798,414	41,645
*	2U Inc.	2,037,494	40,893
*	Malibu Boats Inc. Class A	594,655	40,871
[1]	Dillard's Inc. Class A	166,498	40,795
*,1	ContextLogic Inc. Class A	13,114,358	40,786
*,1	Bed Bath & Beyond Inc.	2,727,840	39,772
*	Adtalem Global Education Inc.	1,336,028	39,493
*	Stride Inc.	1,155,222	38,504
*	Bally's Corp.	1,003,294	38,185
*	GoPro Inc. Class A	3,633,707	37,464
	Sinclair Broadcast Group Inc. Class A	1,406,282	37,168
*	MarineMax Inc.	623,233	36,796
	Strategic Education Inc.	630,218	36,452
	Buckle Inc.	850,015	35,964
*	Dine Brands Global Inc.	467,022	35,405
*	XPEL Inc.	510,050	34,826
	Sturm Ruger & Co. Inc.	497,397	33,833
*	Clear Channel Outdoor Holdings Inc.	10,064,766	33,314
	EW Scripps Co. Class A	1,705,726	33,006
*	G-III Apparel Group Ltd.	1,169,676	32,330
*,1	Rover Group Inc. Class A	3,249,186	31,680
*	Selectquote Inc.	3,480,012	31,529
*	Children's Place Inc.	396,459	31,435
*	Clean Energy Fuels Corp.	5,058,167	31,007
	Matthews International Corp. Class A	840,980	30,839
*,1	Mister Car Wash Inc.	1,676,736	30,533
*	Cars.com Inc.	1,865,417	30,015
*,1	Dutch Bros Inc. Class A	586,836	29,876
*	Zumiez Inc.	603,962	28,984
*	American Axle & Manufacturing Holdings Inc.	3,090,797	28,837

13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Canoo Inc.	3,729,337	28,790
	Hibbett Inc.	399,774	28,756
	Sonic Automotive Inc. Class A	579,713	28,667
*	AMC Networks Inc. Class A	830,849	28,614
*	Lions Gate Entertainment Corp. Class A	1,672,185	27,825
	Standard Motor Products Inc.	525,112	27,511
	Carriage Services Inc. Class A	426,478	27,482
*	Golden Entertainment Inc.	542,354	27,405
*	Monarch Casino & Resort Inc.	367,965	27,211
*	Denny's Corp.	1,699,029	27,184
	Interface Inc. Class A	1,684,351	26,865
*,1	Blink Charging Co.	1,007,737	26,715
	Guess? Inc.	1,120,158	26,525
*	Liberty Media Corp.-Liberty Braves Class C	940,129	26,418
	Steelcase Inc. Class A	2,236,903	26,217
*	Genesco Inc.	407,043	26,120
*	Tenneco Inc. Class A	2,309,411	26,096
*	Green Brick Partners Inc.	858,495	26,038
*	RealReal Inc.	2,224,204	25,823
*	Hawaiian Holdings Inc.	1,397,468	25,672
	News Corp. Class B	1,138,629	25,619
*	Lovesac Co.	386,590	25,615
*	QuinStreet Inc.	1,392,113	25,323
	Smith & Wesson Brands Inc.	1,365,747	24,310
*	Sun Country Airlines Holdings Inc.	889,258	24,232
*	Arlo Technologies Inc.	2,276,863	23,884
*	Central Garden & Pet Co.	453,040	23,844
*	Thryv Holdings Inc.	579,382	23,830
*	Viad Corp.	555,751	23,781
*	Designer Brands Inc. Class A	1,670,792	23,742
*	WW International Inc.	1,470,013	23,711
	Caleres Inc.	1,036,100	23,499
*	Rush Street Interactive Inc.	1,412,344	23,304
*	Citi Trends Inc.	245,188	23,232
*,1	Corsair Gaming Inc.	1,066,340	22,404
*	Perdoceo Education Corp.	1,894,742	22,282
		Shares	Market Value• ($000)
	Aaron's Co. Inc.	894,931	22,060
*	Arko Corp.	2,481,279	21,761
	Clarus Corp.	775,402	21,494
*,1	Vizio Holding Corp. Class A	1,102,849	21,428
*,1	Portillo's Inc. Class A	569,641	21,384
*	BJ's Restaurants Inc.	618,740	21,377
*	Latham Group Inc.	851,305	21,308
*	Purple Innovation Inc. Class A	1,599,775	21,229
*	Accel Entertainment Inc. Class A	1,600,271	20,836
	Scholastic Corp.	513,493	20,519
*	Gannett Co. Inc.	3,818,003	20,350
*	Tupperware Brands Corp.	1,323,079	20,230
	Global Industrial Co.	486,761	19,909
*	Beazer Homes USA Inc.	830,575	19,286
*,1	ThredUp Inc. Class A	1,484,311	18,940
	Movado Group Inc.	449,351	18,796
*	Life Time Group Holdings Inc.	1,083,300	18,644
*	Ruth's Hospitality Group Inc.	929,579	18,499
*	PowerSchool Holdings Inc. Class A	1,122,480	18,487
[1]	Krispy Kreme Inc.	972,532	18,400
	Laureate Education Inc. Class A	1,480,558	18,122
*	America's Car-Mart Inc.	176,312	18,054
*	1-800-Flowers.com Inc. Class A	771,537	18,031
*	TravelCenters of America Inc.	347,029	17,914
	Winmark Corp.	72,138	17,911
*	Quotient Technology Inc.	2,412,918	17,904
*	Chico's FAS Inc.	3,319,275	17,858
	RCI Hospitality Holdings Inc.	225,730	17,580
*	Angi Inc. Class A	1,904,642	17,542
*,1	Poshmark Inc. Class A	1,022,034	17,405
	OneWater Marine Inc. Class A	282,871	17,247
	Shoe Carnival Inc.	436,102	17,043
	Ethan Allen Interiors Inc.	647,614	17,026
*	Party City Holdco Inc.	3,031,691	16,887
*	Chuy's Holdings Inc.	560,372	16,878
*	Liquidity Services Inc.	740,267	16,345

14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	127,447	16,223
*,1	Vuzix Corp.	1,706,177	14,793
*	MasterCraft Boat Holdings Inc.	519,098	14,706
*	Integral Ad Science Holding Corp.	659,627	14,650
	A-Mark Precious Metals Inc.	239,095	14,609
*	European Wax Center Inc. Class A	477,548	14,494
*	Stoneridge Inc.	733,128	14,472
*,1	Duolingo Inc. Class A	134,834	14,307
*	Boston Omaha Corp. Class A	487,816	14,015
*	Stagwell Inc.	1,611,357	13,970
*	Funko Inc. Class A	738,271	13,880
*	Sportsman's Warehouse Holdings Inc.	1,162,482	13,717
*	LL Flooring Holdings Inc.	802,995	13,707
*	CarParts.com Inc.	1,217,153	13,632
*	Fossil Group Inc.	1,319,131	13,574
*	AMMO Inc.	2,454,609	13,378
*	Lindblad Expeditions Holdings Inc.	851,979	13,291
	Haverty Furniture Cos. Inc.	430,730	13,167
	Johnson Outdoors Inc. Class A	139,239	13,045
*	Bluegreen Vacations Holding Corp. Class A	365,934	12,844
*	Janus International Group Inc.	1,023,381	12,813
*,1	Sweetgreen Inc. Class A	394,655	12,629
*,1	Cricut Inc. Class A	567,341	12,533
*	Frontier Group Holdings Inc.	910,699	12,358
*,1	Lordstown Motors Corp.	3,556,255	12,269
*	Universal Electronics Inc.	293,728	11,969
*	Conn's Inc.	499,363	11,745
*	Golden Nugget Online Gaming Inc.	1,166,902	11,611
	Kimball International Inc. Class B	1,134,107	11,602
*	Full House Resorts Inc.	952,478	11,535
*,1	Marcus Corp.	643,540	11,494
*	American Public Education Inc.	511,008	11,370
		Shares	Market Value• ($000)
	Entravision Communications Corp. Class A	1,674,306	11,352
[1]	Big 5 Sporting Goods Corp.	596,868	11,346
*,1	BARK Inc.	2,686,777	11,338
*,1	Liberty Media Corp.-Liberty Braves Class A	390,380	11,223
*	Cooper-Standard Holdings Inc.	497,350	11,146
*	Noodles & Co. Class A	1,186,247	10,759
*,1	Dream Finders Homes Inc. Class A	550,933	10,716
	Tilly's Inc. Class A	658,710	10,612
*	RumbleON Inc. Class B	253,143	10,511
*,1	XL Fleet Corp.	3,139,688	10,392
	Del Taco Restaurants Inc.	826,810	10,294
*	Kura Sushi USA Inc. Class A	120,616	9,751
*	Turtle Beach Corp.	430,683	9,587
	Rush Enterprises Inc. Class B	177,642	9,587
	Cato Corp. Class A	536,537	9,207
*	Century Casinos Inc.	751,313	9,151
*	Snap One Holdings Corp.	427,850	9,019
*	Sciplay Corp. Class A	652,071	8,986
*	ONE Group Hospitality Inc.	706,651	8,911
*	Destination XL Group Inc.	1,528,407	8,681
*	Motorcar Parts of America Inc.	508,491	8,680
*	Container Store Group Inc.	863,409	8,617
*,1	Allbirds Inc. Class A	571,448	8,617
*,1	Genius Brands International Inc.	8,048,873	8,451
*,1	Vinco Ventures Inc.	3,506,721	8,346
*	Alta Equipment Group Inc.	568,355	8,321
*,1	Eastman Kodak Co.	1,773,206	8,299
*	Audacy Inc. Class A	3,219,968	8,275
*	Holley Inc.	635,789	8,259
*	Lands' End Inc.	415,014	8,147
*,1	Traeger Inc.	665,828	8,096
	Rocky Brands Inc.	202,930	8,077
*	American Outdoor Brands Inc.	401,980	8,011
*	Daily Journal Corp.	22,234	7,932
	Hooker Furnishings Corp.	333,634	7,767
*,1	Udemy Inc.	388,908	7,599

15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Superior Group of Cos. Inc.	336,688	7,387
*,1	Esports Technologies Inc.	357,232	7,345
*	Build-A-Bear Workshop Inc.	370,870	7,239
*	El Pollo Loco Holdings Inc.	506,628	7,189
*,1	1847 Goedeker Inc.	2,939,372	7,055
*	Red Robin Gourmet Burgers Inc.	426,022	7,042
*	Barnes & Noble Education Inc.	1,030,888	7,020
*,1	F45 Training Holdings Inc.	644,113	7,014
	Tile Shop Holdings Inc.	961,063	6,852
*	Universal Technical Institute Inc.	863,741	6,754
*,1	Arcimoto Inc.	839,472	6,531
*	Lazydays Holdings Inc.	302,067	6,507
*,1	Weber Inc. Class A	497,623	6,434
	Lifetime Brands Inc.	397,860	6,354
*	Lincoln Educational Services Corp.	842,781	6,296
*	Vera Bradley Inc.	727,256	6,189
*	Legacy Housing Corp.	233,301	6,175
*	Nerdy Inc.	1,316,500	5,924
*,1	Ondas Holdings Inc.	877,371	5,887
*	XpresSpa Group Inc.	2,891,324	5,840
*	Fiesta Restaurant Group Inc.	503,077	5,539
*,1	Kirkland's Inc.	368,678	5,504
*,1	Solo Brands Inc. Class A	352,117	5,504
*	Nautilus Inc.	897,105	5,499
*	Xponential Fitness Inc. Class A	266,864	5,455
*	Express Inc.	1,747,660	5,383
*	Arhaus Inc. Class A	405,773	5,377
*	PlayAGS Inc.	787,936	5,350
*	Cumulus Media Inc. Class A	469,461	5,281
*	Delta Apparel Inc.	177,059	5,266
*	Mesa Air Group Inc.	931,159	5,215
*,1	Cinedigm Corp. Class A	4,433,038	5,142
*	Lee Enterprises Inc.	144,656	4,996
*,1	Faraday Future Intelligent Electric Inc.	930,089	4,948
*	Duluth Holdings Inc. Class B	324,610	4,928
*,1	CarLotz Inc.	2,116,825	4,805
		Shares	Market Value• ($000)
*	Lakeland Industries Inc.	219,969	4,773
	Flexsteel Industries Inc.	176,856	4,750
	National CineMedia Inc.	1,676,816	4,712
*	Aterian Inc.	1,142,716	4,697
*	Townsquare Media Inc. Class A	336,709	4,488
*	Liberty TripAdvisor Holdings Inc. Class A	2,050,097	4,449
*,1	Shift Technologies Inc.	1,302,731	4,442
	Bassett Furniture Industries Inc.	264,538	4,436
[1]	JOANN Inc.	423,780	4,399
*,1	Focus Universal Inc.	493,800	4,375
*,1	CuriosityStream Inc.	728,847	4,322
*	VOXX International Corp. Class A	421,895	4,291
*	Strattec Security Corp.	115,520	4,277
*	First Watch Restaurant Group Inc.	250,998	4,207
*,1	Brilliant Earth Group Inc. Class A	231,495	4,181
*,1	Rent the Runway Inc. Class A	509,942	4,156
*	Casper Sleep Inc.	596,360	3,984
	Nathan's Famous Inc.	66,657	3,892
*,1	Reservoir Media Inc.	489,336	3,871
	Weyco Group Inc.	150,356	3,600
	Escalade Inc.	225,800	3,565
	Wayside Technology Group Inc.	100,234	3,514
*	Drive Shack Inc.	2,362,238	3,378
*	Outbrain Inc.	240,155	3,362
*	Potbelly Corp.	601,878	3,358
*	Tuesday Morning Corp.	1,465,187	3,341
*	Wheels Up Experience Inc.	708,381	3,287
	Hamilton Beach Brands Holding Co. Class A	228,579	3,282
	Marine Products Corp.	255,346	3,192
*	Gaia Inc. Class A	367,401	3,149
*	iMedia Brands Inc.	512,961	3,078
	Saga Communications Inc. Class A	127,309	3,057
*	Biglari Holdings Inc. Class A	4,330	3,009

16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Carrols Restaurant Group Inc.	1,009,447	2,988
*,1	Redbox Entertainment Inc.	402,900	2,986
*	Chicken Soup For The Soul Entertainment Inc.	211,224	2,923
	Acme United Corp.	85,199	2,871
*	Urban One Inc.	844,838	2,864
*	Superior Industries International Inc.	622,847	2,790
*	Emerald Holding Inc.	690,955	2,743
*	Biglari Holdings Inc. Class B	18,772	2,676
*	SRAX Inc. Class A	591,097	2,654
*	Landsea Homes Corp.	356,896	2,612
*,1	HyreCar Inc.	526,051	2,478
*,1	Revlon Inc. Class A	214,200	2,429
*	BBQ Holdings Inc.	152,057	2,415
*,1	Hall of Fame Resort & Entertainment Co.	1,464,451	2,226
*	NextPlay Technologies Inc.	2,436,472	2,084
*	Fluent Inc.	1,044,952	2,079
*,1	J. Jill Inc.	108,388	2,079
*,1	BurgerFi International Inc.	362,697	2,057
*	Dixie Group Inc.	344,452	1,974
*	Travelzoo	204,643	1,928
*,1	LiveOne Inc.	1,461,313	1,870
*	Regis Corp.	1,043,845	1,816
	Educational Development Corp.	202,269	1,804
*	Charles & Colvard Ltd.	610,246	1,764
*	StoneMor Inc.	770,131	1,756
*,1	Red Cat Holdings Inc.	844,136	1,756
*	Luby's Inc.	600,620	1,718
*,1	Dolphin Entertainment Inc.	199,020	1,696
*,1	Owlet Inc.	625,636	1,670
	FAT Brands Inc. Class A	153,984	1,631
*	Good Times Restaurants Inc.	350,945	1,523
*	Aspen Group Inc.	638,706	1,507
*,1	LMP Automotive Holdings Inc.	210,630	1,472
	Crown Crafts Inc.	197,670	1,437
*,1	AYRO Inc.	891,109	1,435
*,1	Envela Corp.	343,551	1,398
*	Marchex Inc. Class B	546,577	1,356
	DallasNews Corp.	176,590	1,270
*	Kewaunee Scientific Corp.	97,612	1,244
		Shares	Market Value• ($000)
*	JAKKS Pacific Inc.	116,504	1,184
*	Salem Media Group Inc. Class A	370,322	1,133
*	Live Ventures Inc.	34,139	1,076
*	Zovio Inc. Class A	827,480	1,051
*,1	Koss Corp.	96,440	1,030
*	FlexShopper Inc.	425,184	999
*	Volcon Inc.	83,500	902
	CompX International Inc.	38,137	857
*,1	Digital Media Solutions Inc.	173,744	831
	NL Industries Inc.	109,805	813
*	Harte Hanks Inc.	102,600	780
*	Ark Restaurants Corp.	42,468	707
*,1	Troika Media Group Inc.	595,828	697
*	Digital Brands Group Inc.	296,678	682
*,1	Vince Holding Corp.	85,410	680
*,1	InterGroup Corp.	12,233	661
*	Canterbury Park Holding Corp.	35,941	620
*,1	Mullen Automotive Inc.	117,454	614
*	Beasley Broadcast Group Inc. Class A	314,502	594
*	Instructure Holdings Inc.	23,243	557
*,1	Allied Esports Entertainment Inc.	298,452	510
*	Urban One Inc. Class A	107,488	500
*,1	EzFill Holdings Inc.	348,800	481
*	Motorsport Games Inc. Class A	138,235	470
*,1	Auddia Inc.	264,100	470
*	aka Brands Holding Corp.	45,691	423
*	Lulu's Fashion Lounge Holdings Inc.	36,667	375
*,1	Lottery.com Inc.	58,000	369
*,1	Mediaco Holding Inc. Class A	67,571	362
*,1	Muscle Maker Inc.	487,573	351
*	PARTS iD Inc.	138,518	338
*	Reading International Inc. Class A	83,326	337
*,1	Amesite Inc.	292,757	302
	Jerash Holdings US Inc.	43,903	284
*	Kaspien Holdings Inc.	23,810	252
*	Grom Social Enterprises Inc.	134,277	242

17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Applied UV Inc.	86,071	232
*	Forward Industries Inc.	144,468	225
[1]	FAT Brands Inc. Class B	16,647	224
*	Torrid Holdings Inc.	16,980	168
*	Xcel Brands Inc.	151,456	165
*	Unique Fabricating Inc.	79,983	157
*	Virco Manufacturing Corp.	38,418	118
*	Flanigan's Enterprises Inc.	3,749	116
*	Moving Image Technologies Inc.	40,290	85
*,2	Zagg Inc. CVR	780,631	70
*,2	SRAX Inc.	590,641	47
*	Rave Restaurant Group Inc.	21,026	21
*	Summer Infant Inc.	522	5
*,2	resTORbio Inc. CVR	70,194	—
			218,314,246
Consumer Staples (4.7%)
	Procter & Gamble Co.	68,774,496	11,250,132
	PepsiCo Inc.	39,294,953	6,825,926
	Coca-Cola Co.	110,482,879	6,541,691
	Philip Morris International Inc.	44,245,226	4,203,297
	CVS Health Corp.	37,517,401	3,870,295
	Mondelez International Inc. Class A	39,640,610	2,628,569
	Altria Group Inc.	52,205,320	2,474,010
	Colgate-Palmolive Co.	23,947,429	2,043,674
	Kimberly-Clark Corp.	9,569,512	1,367,675
	General Mills Inc.	17,213,544	1,159,849
	Sysco Corp.	14,571,218	1,144,569
	Constellation Brands Inc. Class A	4,435,351	1,113,140
	Walgreens Boots Alliance Inc.	20,913,653	1,090,856
	McKesson Corp.	4,329,765	1,076,250
	Archer-Daniels-Midland Co.	15,902,225	1,074,831
*	Monster Beverage Corp.	10,527,725	1,011,083
	Corteva Inc.	20,754,473	981,272
	Kroger Co.	19,025,330	861,086
	Keurig Dr Pepper Inc.	22,167,787	817,105
	Hershey Co.	4,131,631	799,347
	Tyson Foods Inc. Class A	8,376,405	730,087
	Church & Dwight Co. Inc.	6,940,931	711,445
	Kraft Heinz Co.	19,154,502	687,647
		Shares	Market Value• ($000)
	McCormick & Co. Inc. (Non-Voting)	7,086,139	684,592
	Brown-Forman Corp. Class B	9,005,018	656,106
	Clorox Co.	3,493,193	609,073
	AmerisourceBergen Corp.	4,137,284	549,804
	Kellogg Co.	7,272,263	468,479
	Conagra Brands Inc.	13,637,110	465,707
	J M Smucker Co.	2,924,160	397,159
	Hormel Foods Corp.	7,710,013	376,326
	Bunge Ltd.	3,793,451	354,157
*	Darling Ingredients Inc.	4,598,916	318,659
	Lamb Weston Holdings Inc.	4,152,473	263,184
	Campbell Soup Co.	5,581,045	242,552
	Molson Coors Beverage Co. Class B	5,134,011	237,961
	Casey's General Stores Inc.	1,055,817	208,366
*	Performance Food Group Co.	4,378,630	200,935
*	US Foods Holding Corp.	5,688,259	198,122
*	Post Holdings Inc.	1,599,854	180,352
	Ingredion Inc.	1,796,611	173,625
	Flowers Foods Inc.	5,408,573	148,574
*	Boston Beer Co. Inc. Class A	260,452	131,554
	Spectrum Brands Holdings Inc.	1,172,286	119,245
	Sanderson Farms Inc.	602,792	115,182
*	Freshpet Inc.	1,169,456	111,414
*	Herbalife Nutrition Ltd.	2,710,803	110,953
*	Hain Celestial Group Inc.	2,562,737	109,198
*,1	Beyond Meat Inc.	1,616,714	105,345
*	Simply Good Foods Co.	2,452,396	101,946
	WD-40 Co.	390,101	95,434
*	Sprouts Farmers Market Inc.	3,195,645	94,847
	Lancaster Colony Corp.	547,995	90,748
	Coca-Cola Consolidated Inc.	132,113	81,803
*	United Natural Foods Inc.	1,648,698	80,918
*	Hostess Brands Inc. Class A	3,932,404	80,300
*	Celsius Holdings Inc.	1,064,986	79,416
	Primo Water Corp.	4,328,024	76,303
	Energizer Holdings Inc.	1,901,802	76,262

18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	1,418,629	71,995
*	Beauty Health Co.	2,977,847	71,945
	Edgewell Personal Care Co.	1,547,480	70,735
*,1	Grocery Outlet Holding Corp.	2,459,571	69,557
	Medifast Inc.	314,128	65,788
*	TreeHouse Foods Inc.	1,588,167	64,368
[1]	B&G Foods Inc.	1,846,771	56,751
*	Olaplex Holdings Inc.	1,832,868	53,391
	J & J Snack Foods Corp.	326,028	51,499
	Reynolds Consumer Products Inc.	1,475,996	46,346
	Vector Group Ltd.	3,721,616	42,724
	Cal-Maine Foods Inc.	1,130,220	41,807
*	Pilgrim's Pride Corp.	1,391,177	39,231
	Universal Corp.	667,177	36,641
	Ingles Markets Inc. Class A	406,165	35,068
	MGP Ingredients Inc.	405,852	34,493
*	USANA Health Sciences Inc.	332,532	33,652
	Andersons Inc.	844,343	32,685
*	Chefs' Warehouse Inc.	970,749	32,326
*,1	BellRing Brands Inc. Class A	1,115,843	31,835
	Weis Markets Inc.	459,818	30,293
	Utz Brands Inc.	1,891,544	30,170
[1]	National Beverage Corp.	656,795	29,773
	Fresh Del Monte Produce Inc.	1,013,637	27,976
*	Hydrofarm Holdings Group Inc.	934,972	26,450
	Seaboard Corp.	6,616	26,034
	SpartanNash Co.	970,540	25,001
*,1	Duckhorn Portfolio Inc.	976,373	22,789
	John B Sanfilippo & Son Inc.	251,600	22,684
*	Rite Aid Corp.	1,482,120	21,772
	ACCO Brands Corp.	2,592,751	21,416
	Calavo Growers Inc.	478,378	20,283
*	GrowGeneration Corp.	1,467,130	19,146
*,1	Tattooed Chef Inc.	1,187,742	18,458
	Brown-Forman Corp. Class A	259,279	17,577
	Turning Point Brands Inc.	456,482	17,246
*,1	PLBY Group Inc.	646,732	17,229
*	Mission Produce Inc.	1,001,161	15,718
		Shares	Market Value• ($000)
	Nature's Sunshine Products Inc.	789,554	14,607
[1]	PetMed Express Inc.	568,993	14,373
*,1	22nd Century Group Inc.	4,628,765	14,303
	Tootsie Roll Industries Inc.	391,887	14,198
*	Honest Co. Inc.	1,426,618	11,541
*	Whole Earth Brands Inc.	1,037,374	11,141
*	Sovos Brands Inc.	716,600	10,785
*	Veru Inc.	1,770,928	10,431
*	Vital Farms Inc.	520,595	9,402
*	Benson Hill Inc.	1,265,490	9,225
*,1	HF Foods Group Inc.	1,087,920	9,204
	Oil-Dri Corp. of America	263,293	8,618
*	Landec Corp.	714,876	7,935
*	Seneca Foods Corp. Class A	162,229	7,779
*,1	AppHarvest Inc.	1,904,283	7,408
	Limoneira Co.	451,596	6,774
	Alico Inc.	149,534	5,537
	Village Super Market Inc. Class A	219,880	5,143
	Natural Grocers by Vitamin Cottage Inc.	317,495	4,524
*,1	Local Bounti Corp.	617,326	3,982
*,1	NewAge Inc.	3,820,555	3,935
*,1	Vita Coco Co. Inc.	315,970	3,529
*,1	Alkaline Water Co. Inc.	2,698,649	3,184
*	Lifevantage Corp.	500,965	3,166
*	Farmer Bros Co.	415,167	3,093
*,1	AquaBounty Technologies Inc.	1,307,824	2,746
*	Natural Alternatives International Inc.	197,375	2,495
*,1	LifeMD Inc.	621,308	2,404
*,1	Laird Superfood Inc.	182,168	2,376
*,1	Zevia PBC Class A	333,732	2,353
*	Blue Apron Holdings Inc. Class A	344,335	2,317
*,1	Beachbody Co. Inc.	968,258	2,295
	ProPhase Labs Inc.	303,130	2,173
*	Urban-Gro Inc.	189,972	1,991
*,1	Greenlane Holdings Inc. Class A	2,011,084	1,939
*	Nuzee Inc.	410,002	1,697
*	S&W Seed Co.	576,492	1,574
	AMCON Distributing Co.	6,105	1,218
*	Rocky Mountain Chocolate Factory Inc.	152,787	1,192

19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Mannatech Inc.	30,953	1,186
*	Willamette Valley Vineyards Inc.	130,770	1,135
	Ocean Bio-Chem Inc.	124,500	1,083
*	Coffee Holding Co. Inc.	230,234	1,002
*	Real Good Food Co. Inc. Class A	157,843	988
*	Reed's Inc.	2,530,478	908
*,1	MedAvail Holdings Inc.	629,749	882
*,1	Calyxt Inc.	333,863	711
*	Better Choice Co. Inc.	197,337	637
*	Eastside Distilling Inc.	341,987	612
*	Guardion Health Sciences Inc.	787,758	510
*	Arcadia Biosciences Inc.	483,138	503
*	Bridgford Foods Corp.	39,983	465
*	MamaMancini's Holdings Inc.	205,991	416
*	Yield10 Bioscience Inc.	75,975	374
*	Lifeway Foods Inc.	45,393	214
*	RiceBran Technologies	560,464	195
*	Zivo Bioscience Inc.	62,634	180
			64,495,877
Energy (2.8%)
	Exxon Mobil Corp.	120,319,130	7,362,328
	Chevron Corp.	54,784,484	6,428,959
	ConocoPhillips	37,485,339	2,705,692
	EOG Resources Inc.	16,629,234	1,477,175
	Schlumberger NV	39,874,353	1,194,237
	Pioneer Natural Resources Co.	6,246,129	1,136,046
	Marathon Petroleum Corp.	17,496,110	1,119,576
	Kinder Morgan Inc.	57,991,542	919,746
	Phillips 66	12,455,848	902,551
	Valero Energy Corp.	11,614,485	872,364
	Williams Cos. Inc.	33,153,587	863,319
	Devon Energy Corp.	19,233,799	847,249
	ONEOK Inc.	12,678,056	744,963
	Occidental Petroleum Corp.	25,206,963	730,750
	Cheniere Energy Inc.	6,486,678	657,879
*	Enphase Energy Inc.	3,451,568	631,430
	Hess Corp.	7,923,192	586,554
	Baker Hughes Co.	23,525,253	566,018
	Diamondback Energy Inc.	5,149,710	555,396
	Halliburton Co.	24,185,025	553,112
*	Plug Power Inc.	16,387,798	462,628
		Shares	Market Value• ($000)
	Coterra Energy Inc.	23,124,856	439,372
	Marathon Oil Corp.	22,133,274	363,428
	Targa Resources Corp.	6,507,505	339,952
	APA Corp.	10,326,651	277,684
	Ovintiv Inc.	7,422,687	250,145
*	First Solar Inc.	2,720,101	237,084
*	EQT Corp.	10,744,643	234,341
	Texas Pacific Land Corp.	176,157	219,997
	Chesapeake Energy Corp.	2,924,725	188,703
*	NOV Inc.	11,120,234	150,679
	HollyFrontier Corp.	4,157,470	136,282
	PDC Energy Inc.	2,768,909	135,067
*	Southwestern Energy Co.	28,904,087	134,693
*	Antero Resources Corp.	7,587,733	132,785
	DT Midstream Inc.	2,749,231	131,908
*	Range Resources Corp.	7,018,074	125,132
*,1	ChargePoint Holdings Inc.	6,419,977	122,301
	Equitrans Midstream Corp.	11,678,401	120,755
	Civitas Resources Inc.	2,377,588	116,430
*	ChampionX Corp.	5,752,265	116,253
	Matador Resources Co.	3,003,844	110,902
	Murphy Oil Corp.	4,175,145	109,013
*	Denbury Inc.	1,353,732	103,682
	SM Energy Co.	3,454,445	101,837
	California Resources Corp.	2,285,489	97,613
	Antero Midstream Corp.	8,820,351	85,381
	Magnolia Oil & Gas Corp. Class A	4,390,416	82,847
*,1	Stem Inc.	3,902,594	74,032
	Arcosa Inc.	1,372,884	72,351
*	Shoals Technologies Group Inc. Class A	2,969,583	72,161
*	Whiting Petroleum Corp.	1,107,029	71,603
*	CNX Resources Corp.	5,108,559	70,243
*	Ameresco Inc. Class A	858,200	69,892
	Continental Resources Inc.	1,560,025	69,827
	Oasis Petroleum Inc.	534,448	67,335
*	Callon Petroleum Co.	1,395,398	65,933
	Helmerich & Payne Inc.	2,770,002	65,649
	Cactus Inc. Class A	1,677,887	63,978

20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	1,432,078	60,777
*	Array Technologies Inc.	3,647,281	57,226
*,1	FuelCell Energy Inc.	9,902,701	51,494
*,1	SunPower Corp.	2,455,269	51,241
*	Green Plains Inc.	1,446,539	50,282
*	Weatherford International plc	1,794,387	49,740
[1]	New Fortress Energy Inc. Class A	2,057,729	49,674
	World Fuel Services Corp.	1,698,033	44,947
	Patterson-UTI Energy Inc.	5,216,876	44,083
*	Transocean Ltd.	15,701,779	43,337
	Arch Resources Inc.	435,409	39,762
	Warrior Met Coal Inc.	1,470,663	37,811
*,1	Tellurian Inc.	11,565,108	35,621
*	PBF Energy Inc. Class A	2,732,636	35,442
	Northern Oil & Gas Inc.	1,715,318	35,301
*	Liberty Oilfield Services Inc. Class A	3,408,195	33,059
	Archrock Inc.	4,390,845	32,844
*	Oceaneering International Inc.	2,859,768	32,344
*	Delek US Holdings Inc.	2,122,957	31,823
*	Centennial Resource Development Inc. Class A	5,263,526	31,476
*	Fluence Energy Inc. Class A	845,919	30,081
*	Peabody Energy Corp.	2,896,192	29,165
	Core Laboratories NV	1,300,792	29,021
*	Alpha Metallurgical Resources Inc.	443,333	27,065
*	NOW Inc.	3,119,549	26,641
*	Laredo Petroleum Inc.	437,939	26,333
	Brigham Minerals Inc. Class A	1,223,920	25,812
*,1	Noble Corp.	1,027,335	25,488
*,1	Gevo Inc.	5,448,564	23,320
*	Gulfport Energy Corp.	321,805	23,180
*	DMC Global Inc.	530,714	21,022
*	Par Pacific Holdings Inc.	1,264,259	20,848
*	NexTier Oilfield Solutions Inc.	5,861,975	20,810
*	ProPetro Holding Corp.	2,528,442	20,480
		Shares	Market Value• ($000)
*	Bristow Group Inc. Class A	644,164	20,401
*	Dril-Quip Inc.	1,016,414	20,003
*	Comstock Resources Inc.	2,272,847	18,387
*	Nabors Industries Ltd.	208,953	16,944
*	CONSOL Energy Inc.	735,685	16,707
*,1	Montauk Renewables Inc.	1,624,116	16,647
	Berry Corp.	1,936,014	16,301
	SunCoke Energy Inc.	2,368,439	15,608
*	Centrus Energy Corp. Class A	310,367	15,490
*	Ranger Oil Corp.	570,189	15,349
*	MRC Global Inc.	2,220,526	15,277
*	TPI Composites Inc.	982,532	14,699
*	REX American Resources Corp.	150,951	14,491
	CVR Energy Inc.	855,403	14,379
*	Talos Energy Inc.	1,284,887	12,592
*	Helix Energy Solutions Group Inc.	3,988,209	12,443
*	Tidewater Inc.	1,081,354	11,581
*	Select Energy Services Inc. Class A	1,858,281	11,577
*,1	Aemetis Inc.	805,835	9,912
*	RPC Inc.	2,163,613	9,823
*	SandRidge Energy Inc.	920,016	9,623
*	TETRA Technologies Inc.	3,298,148	9,367
*	Earthstone Energy Inc. Class A	834,701	9,132
*,1	Crescent Energy Inc. Class A	696,896	8,837
*	W&T Offshore Inc.	2,683,486	8,668
*	Oil States International Inc.	1,675,598	8,328
*,1	Volta Inc.	1,089,200	7,995
*	American Superconductor Corp.	699,725	7,613
*	Newpark Resources Inc.	2,465,453	7,248
*	FTS International Inc. Class A	274,859	7,215
*	SilverBow Resources Inc.	320,799	6,984
*,1	EVgo Inc.	684,200	6,801
*,1	Camber Energy Inc.	7,107,332	6,041
[1]	Altus Midstream Co.	96,236	5,900
*	Trecora Resources	711,814	5,751
*,1	Advent Technologies Holdings Inc.	804,755	5,641
*	Matrix Service Co.	742,386	5,583

21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Solaris Oilfield Infrastructure Inc. Class A	851,953	5,580
*	Ramaco Resources Inc.	376,500	5,120
*	VAALCO Energy Inc.	1,573,656	5,051
	Falcon Minerals Corp.	1,004,143	4,890
*,1	Ring Energy Inc.	2,080,950	4,745
	NACCO Industries Inc. Class A	125,541	4,556
*,1	Beam Global	225,421	4,193
*	Natural Gas Services Group Inc.	378,603	3,964
	Evolution Petroleum Corp.	784,579	3,962
*,1	NextDecade Corp.	1,303,072	3,714
*	FTC Solar Inc.	470,149	3,554
*	Amplify Energy Corp.	859,535	2,673
*,1	American Resources Corp.	1,448,956	2,608
*	Geospace Technologies Corp.	385,060	2,588
*	Sunworks Inc.	763,794	2,345
*	Flotek Industries Inc.	1,911,170	2,160
*,1	Ocean Power Technologies Inc.	1,436,122	2,125
*	Exterran Corp.	707,599	2,109
*	Battalion Oil Corp.	207,283	2,031
*	Epsilon Energy Ltd.	355,787	2,017
	Adams Resources & Energy Inc.	67,642	1,881
*	Ranger Energy Services Inc. Class A	179,548	1,844
*	Ideal Power Inc.	149,114	1,798
*	SEACOR Marine Holdings Inc.	507,121	1,724
*,1	ESS Tech Inc.	147,986	1,693
	PHX Minerals Inc.	766,499	1,663
*	Ecoark Holdings Inc.	703,727	1,569
*,1	iSun Inc.	262,173	1,563
*	PrimeEnergy Resources Corp.	21,626	1,493
*	Gulf Island Fabrication Inc.	372,057	1,492
*	Forum Energy Technologies Inc.	89,925	1,443
*	Hallador Energy Co.	579,365	1,425
*	Capstone Green Energy Corp.	344,624	1,144
*	Smart Sand Inc.	618,977	1,102
*,1	US Well Services Inc. Class A	895,941	1,030
*	Dawson Geophysical Co.	420,698	974
		Shares	Market Value• ($000)
*	MIND Technology Inc.	491,883	817
*	Profire Energy Inc.	598,754	635
*,1	KLX Energy Services Holdings Inc.	186,512	578
*	Mammoth Energy Services Inc.	307,258	559
*,1	ION Geophysical Corp.	615,545	542
*	PEDEVCO Corp.	460,492	488
*	Independence Contract Drilling Inc.	129,345	388
*,1	New Concept Energy Inc.	154,300	367
*,1	Nine Energy Service Inc.	332,516	332
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	70,676	264
*	US Energy Corp. Wyoming	73,862	242
*	Stabilis Solutions Inc.	43,809	188
*	NCS Multistage Holdings Inc.	5,982	173
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	5
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	3
*,1,2	Harvest Natural Resources Inc.	51,829	—
*,1	FTS International Inc. Warrants Exp. 11/19/23	22,671	—
			38,467,534
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	48,225,937	14,419,555
	JPMorgan Chase & Co.	83,988,235	13,299,537
	Bank of America Corp.	197,709,410	8,796,092
	Wells Fargo & Co.	113,321,790	5,437,179
	Morgan Stanley	40,798,842	4,004,814
	Charles Schwab Corp.	43,757,082	3,679,971
	Goldman Sachs Group Inc.	9,533,979	3,647,224
	BlackRock Inc.	3,885,635	3,557,532
	Citigroup Inc.	56,391,721	3,405,496
	S&P Global Inc.	6,849,223	3,232,354
	Blackstone Inc.	19,521,962	2,525,947
	Marsh & McLennan Cos. Inc.	14,348,153	2,493,996
	PNC Financial Services Group Inc.	12,010,806	2,408,407

22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	CME Group Inc.	10,215,056	2,333,732
	Truist Financial Corp.	37,928,163	2,220,694
	Intercontinental Exchange Inc.	16,010,771	2,189,793
	US Bancorp	37,925,164	2,130,256
	Chubb Ltd.	10,405,274	2,011,444
	Aon plc Class A	5,949,029	1,788,040
	Moody's Corp.	4,490,534	1,753,913
	Progressive Corp.	16,608,682	1,704,881
	MSCI Inc.	2,226,044	1,363,875
	American International Group Inc.	23,599,107	1,341,845
	T. Rowe Price Group Inc.	6,387,721	1,256,081
	Bank of New York Mellon Corp.	21,124,633	1,226,919
	KKR & Co. Inc.	15,795,030	1,176,730
	Prudential Financial Inc.	10,740,838	1,162,588
*	SVB Financial Group	1,668,009	1,131,310
	MetLife Inc.	17,930,203	1,120,458
	Travelers Cos. Inc.	6,991,414	1,093,667
	First Republic Bank	5,088,465	1,050,819
	Arthur J Gallagher & Co.	5,891,200	999,560
	Aflac Inc.	16,920,915	988,012
	Discover Financial Services	8,330,088	962,625
	Ameriprise Financial Inc.	3,180,155	959,326
	Allstate Corp.	8,146,969	958,491
*	Coinbase Global Inc. Class A	3,750,497	946,513
	Fifth Third Bancorp	19,434,478	846,372
	Willis Towers Watson plc	3,541,684	841,115
	Nasdaq Inc.	3,326,160	698,527
	State Street Corp.	7,300,767	678,971
	Northern Trust Corp.	5,607,132	670,669
	Hartford Financial Services Group Inc.	9,674,667	667,939
	Huntington Bancshares Inc.	41,112,365	633,953
	KeyCorp	26,461,232	612,048
	Broadridge Financial Solutions Inc.	3,312,162	605,529
	Regions Financial Corp.	27,105,395	590,898
	Citizens Financial Group Inc.	12,114,193	572,396
	M&T Bank Corp.	3,657,449	561,711
	Principal Financial Group Inc.	7,533,780	544,918
	Raymond James Financial Inc.	5,273,097	529,419
		Shares	Market Value• ($000)
	FactSet Research Systems Inc.	1,069,802	519,934
	Cincinnati Financial Corp.	4,352,185	495,844
	Brown & Brown Inc.	6,822,503	479,486
*	Markel Corp.	388,240	479,088
*	Berkshire Hathaway Inc. Class A	1,051	473,646
	Ally Financial Inc.	9,846,914	468,812
*	Arch Capital Group Ltd.	10,424,414	463,365
	Signature Bank	1,418,801	458,940
	Apollo Asset Management Inc.	6,234,076	451,534
	MarketAxess Holdings Inc.	1,026,900	422,333
	Fidelity National Financial Inc.	7,679,797	400,732
	Cboe Global Markets Inc.	3,029,409	395,035
	Equitable Holdings Inc.	11,511,808	377,472
	Loews Corp.	6,126,880	353,889
	LPL Financial Holdings Inc.	2,164,186	346,465
	Carlyle Group Inc.	6,079,507	333,765
	Lincoln National Corp.	4,880,883	333,169
	Ares Management Corp. Class A	4,048,954	329,058
	Comerica Inc.	3,728,720	324,399
	Annaly Capital Management Inc.	41,142,564	321,735
*	Athene Holding Ltd. Class A	3,822,576	318,535
	East West Bancorp Inc.	4,033,493	317,355
	W R Berkley Corp.	3,765,001	310,198
	Everest Re Group Ltd.	1,118,860	306,478
	Western Alliance Bancorp	2,813,951	302,922
	Tradeweb Markets Inc. Class A	2,985,306	298,949
	Franklin Resources Inc.	8,564,594	286,828
	American Financial Group Inc.	2,046,578	281,036
	Zions Bancorp NA	4,447,949	280,932
*,1	SoFi Technologies Inc.	17,196,053	271,870
	Invesco Ltd.	11,802,080	271,684
	Assurant Inc.	1,618,971	252,333
	First Horizon Corp.	15,365,123	250,912
*	Alleghany Corp.	369,779	246,861
*	Upstart Holdings Inc.	1,630,582	246,707

23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Globe Life Inc.	2,586,301	242,388
	First American Financial Corp.	2,962,815	231,781
	Morningstar Inc.	673,698	230,398
	AGNC Investment Corp.	14,894,178	224,008
	RenaissanceRe Holdings Ltd.	1,308,156	221,510
	SEI Investments Co.	3,565,874	217,304
	People's United Financial Inc.	12,166,689	216,810
	Commerce Bancshares Inc.	3,117,858	214,322
	Reinsurance Group of America Inc.	1,921,747	210,412
	Voya Financial Inc.	3,158,599	209,447
	Cullen/Frost Bankers Inc.	1,628,534	205,309
	Old Republic International Corp.	8,285,987	203,670
	Janus Henderson Group plc	4,848,475	203,345
	Jefferies Financial Group Inc.	5,233,530	203,061
	Starwood Property Trust Inc.	8,232,975	200,061
	Interactive Brokers Group Inc. Class A	2,514,881	199,732
	Stifel Financial Corp.	2,813,917	198,156
	Pinnacle Financial Partners Inc.	2,056,226	196,370
	First Financial Bankshares Inc.	3,846,987	195,581
	Synovus Financial Corp.	3,929,745	188,117
	Affiliated Managers Group Inc.	1,097,879	180,612
	Prosperity Bancshares Inc.	2,486,041	179,741
	Glacier Bancorp Inc.	3,146,050	178,381
	Popular Inc.	2,129,164	174,677
	Primerica Inc.	1,122,369	172,025
[1]	Blue Owl Capital Inc. Class A	11,522,581	171,802
	OneMain Holdings Inc.	3,311,140	165,689
	SLM Corp.	8,333,532	163,921
	Bank OZK	3,506,828	163,173
	Cadence Bank	5,473,997	163,070
	Valley National Bancorp	11,576,034	159,170
	SouthState Corp.	1,983,629	158,909
	PacWest Bancorp	3,334,427	150,616
	Houlihan Lokey Inc. Class A	1,449,608	150,063
	New York Community Bancorp Inc.	12,109,549	147,858
		Shares	Market Value• ($000)
	Wintrust Financial Corp.	1,621,326	147,249
	Kinsale Capital Group Inc.	616,377	146,630
	CIT Group Inc.	2,812,456	144,391
	Webster Financial Corp.	2,576,552	143,875
	New Residential Investment Corp.	13,253,198	141,942
*,1	Credit Acceptance Corp.	206,217	141,811
	Sterling Bancorp	5,484,248	141,439
	Selective Insurance Group Inc.	1,709,589	140,084
	Erie Indemnity Co. Class A	722,007	139,102
	Blackstone Mortgage Trust Inc. Class A	4,521,143	138,437
	RLI Corp.	1,222,251	137,014
*	Trupanion Inc.	1,034,070	136,528
	Essent Group Ltd.	2,985,528	135,931
	First Citizens BancShares Inc. Class A	162,416	134,779
	United Bankshares Inc.	3,687,105	133,768
	MGIC Investment Corp.	9,252,544	133,422
	Lazard Ltd. Class A	3,041,343	132,694
	Unum Group	5,233,902	128,597
	Evercore Inc. Class A	942,795	128,079
	UMB Financial Corp.	1,169,394	124,084
	Walker & Dunlop Inc.	819,811	123,693
	Hanover Insurance Group Inc.	910,754	119,363
	Umpqua Holdings Corp.	6,150,217	118,330
	Axis Capital Holdings Ltd.	2,170,226	118,212
	ServisFirst Bancshares Inc.	1,387,609	117,864
*	Brighthouse Financial Inc.	2,271,871	117,683
	Hancock Whitney Corp.	2,346,496	117,372
	Community Bank System Inc.	1,535,739	114,382
*	Silvergate Capital Corp. Class A	765,620	113,465
	Jackson Financial Inc. Class A	2,645,650	110,668
	FNB Corp.	9,078,611	110,124
	Moelis & Co. Class A	1,733,538	108,363
	Radian Group Inc.	5,104,001	107,848
	Pacific Premier Bancorp Inc.	2,684,452	107,459
	BankUnited Inc.	2,535,673	107,284

24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Independent Bank Corp. (XNGS)	1,279,794	104,342
	Home BancShares Inc.	4,190,065	102,028
	Chimera Investment Corp.	6,731,256	101,507
	Kemper Corp.	1,714,796	100,813
	First Hawaiian Inc.	3,665,045	100,166
	Federated Hermes Inc. Class B	2,617,417	98,363
	Eastern Bankshares Inc.	4,781,747	96,448
	Investors Bancorp Inc.	6,349,236	96,191
	Bank of Hawaii Corp.	1,141,133	95,581
	Assured Guaranty Ltd.	1,887,645	94,760
	Ameris Bancorp	1,881,890	93,492
	United Community Banks Inc.	2,584,316	92,880
	Hamilton Lane Inc. Class A	895,240	92,765
	Navient Corp.	4,342,323	92,144
	Virtu Financial Inc. Class A	3,193,682	92,074
	Simmons First National Corp. Class A	3,103,579	91,804
	American Equity Investment Life Holding Co.	2,358,312	91,785
	Associated Banc-Corp	4,058,866	91,690
*,1	Marathon Digital Holdings Inc.	2,771,433	91,069
	Cathay General Bancorp	2,088,588	89,788
*	Texas Capital Bancshares Inc.	1,440,278	86,777
	Piper Sandler Cos.	483,168	86,250
	Old National Bancorp	4,721,695	85,557
*	Axos Financial Inc.	1,524,050	85,210
	Artisan Partners Asset Management Inc. Class A	1,765,721	84,119
	CNO Financial Group Inc.	3,508,722	83,648
	White Mountains Insurance Group Ltd.	81,371	82,502
	BOK Financial Corp.	781,531	82,444
	FirstCash Holdings Inc.	1,089,590	81,512
*	Triumph Bancorp Inc.	678,064	80,744
	First Bancorp (XNYS)	5,853,909	80,667
		Shares	Market Value• ($000)
	Live Oak Bancshares Inc.	919,156	80,233
*	Mr Cooper Group Inc.	1,918,280	79,820
	CVB Financial Corp.	3,663,017	78,425
	Fulton Financial Corp.	4,593,721	78,093
*	Focus Financial Partners Inc. Class A	1,291,491	77,128
*	Enstar Group Ltd.	309,763	76,694
	Atlantic Union Bankshares Corp.	2,044,466	76,238
*	Cannae Holdings Inc.	2,155,209	75,756
	Independent Bank Group Inc.	1,037,848	74,881
	Arbor Realty Trust Inc.	4,086,847	74,871
	Santander Consumer USA Holdings Inc.	1,738,846	73,066
	Columbia Banking System Inc.	2,230,435	72,980
	Flagstar Bancorp Inc.	1,492,858	71,568
*,1	Riot Blockchain Inc.	3,130,662	69,908
	International Bancshares Corp.	1,631,611	69,164
*	LendingClub Corp.	2,839,709	68,664
	WSFS Financial Corp.	1,354,514	67,888
	First Midwest Bancorp Inc.	3,249,439	66,549
	Goosehead Insurance Inc. Class A	506,625	65,902
	PennyMac Financial Services Inc.	921,384	64,294
	First Merchants Corp.	1,533,512	64,239
	Cohen & Steers Inc.	685,110	63,380
*	Ryan Specialty Group Holdings Inc. Class A	1,560,631	62,971
	First Financial Bancorp	2,550,775	62,188
	Washington Federal Inc.	1,857,844	62,015
	Stewart Information Services Corp.	763,906	60,906
	Virtus Investment Partners Inc.	204,227	60,676
*	Open Lending Corp. Class A	2,691,725	60,510
	StepStone Group Inc. Class A	1,440,674	59,889
	WesBanco Inc.	1,710,258	59,842
*	PRA Group Inc.	1,184,720	59,485
	Sandy Spring Bancorp Inc.	1,233,859	59,324
	Hilltop Holdings Inc.	1,680,850	59,065
	Towne Bank	1,859,617	58,745

25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	14,438,103	58,474
	Renasant Corp.	1,508,208	57,236
	MFA Financial Inc.	12,539,036	57,178
	Park National Corp.	415,805	57,094
	Two Harbors Investment Corp.	9,814,212	56,628
	Banner Corp.	926,473	56,209
	Seacoast Banking Corp. of Florida	1,579,873	55,912
*	BRP Group Inc. Class A	1,536,370	55,478
	Lakeland Financial Corp.	685,895	54,968
	Heartland Financial USA Inc.	1,083,893	54,856
	Argo Group International Holdings Ltd.	943,733	54,840
*	Customers Bancorp Inc.	829,452	54,221
[1]	Rocket Cos. Inc. Class A	3,828,264	53,596
	Great Western Bancorp Inc.	1,576,115	53,525
*	NMI Holdings Inc. Class A	2,440,304	53,321
	Veritex Holdings Inc.	1,334,578	53,090
	Eagle Bancorp Inc.	904,631	52,776
	Apollo Commercial Real Estate Finance Inc.	3,973,380	52,290
	Trustmark Corp.	1,601,426	51,982
	Meta Financial Group Inc.	825,250	49,234
	Compass Diversified Holdings	1,593,700	48,735
	Northwest Bancshares Inc.	3,423,252	48,473
	iStar Inc.	1,875,980	48,457
	Provident Financial Services Inc.	1,986,157	48,105
	Hope Bancorp Inc.	3,255,243	47,885
	PennyMac Mortgage Investment Trust	2,755,444	47,752
	First Bancorp (XNGS)	1,014,431	46,380
	Enterprise Financial Services Corp.	978,006	46,054
	First Interstate BancSystem Inc. Class A	1,126,818	45,828
	Nelnet Inc. Class A	468,564	45,769
	PJT Partners Inc. Class A	616,117	45,648
	Horace Mann Educators Corp.	1,171,060	45,320
	NBT Bancorp Inc.	1,172,929	45,181
		Shares	Market Value• ($000)
	FB Financial Corp.	1,019,593	44,679
*	Palomar Holdings Inc.	685,031	44,369
*,1	Lemonade Inc.	1,050,809	44,250
*,1	Lightwave Logic Inc.	2,936,371	43,693
	First Commonwealth Financial Corp.	2,707,427	43,562
	Stock Yards Bancorp Inc.	678,700	43,355
	Redwood Trust Inc.	3,249,083	42,855
	BGC Partners Inc. Class A	9,188,420	42,726
	Capitol Federal Financial Inc.	3,724,163	42,195
	B. Riley Financial Inc.	472,236	41,963
	Mercury General Corp.	787,864	41,804
*,1	Encore Capital Group Inc.	668,173	41,500
	Westamerica Bancorp	718,604	41,485
	First Busey Corp.	1,494,322	40,526
	New York Mortgage Trust Inc.	10,806,302	40,199
*	Enova International Inc.	974,802	39,928
*	LendingTree Inc.	320,186	39,255
	ProAssurance Corp.	1,537,853	38,908
	Ladder Capital Corp.	3,222,288	38,635
	OFG Bancorp	1,420,708	37,734
	Southside Bancshares Inc.	874,150	36,557
	National Bank Holdings Corp. Class A	820,912	36,071
	OceanFirst Financial Corp.	1,594,500	35,398
	Berkshire Hills Bancorp Inc.	1,238,529	35,211
*	Bancorp Inc.	1,382,276	34,985
	Safety Insurance Group Inc.	405,870	34,511
	Brookline Bancorp Inc.	2,101,275	34,020
	Broadmark Realty Capital Inc.	3,574,729	33,710
	S&T Bancorp Inc.	1,066,198	33,607
	City Holding Co.	409,598	33,501
	ConnectOne Bancorp Inc.	1,001,268	32,751
	BancFirst Corp.	463,100	32,676
	Premier Financial Corp.	1,054,389	32,591
	Federal Agricultural Mortgage Corp. Class C	262,217	32,497
	TriCo Bancshares	755,079	32,438

26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Employers Holdings Inc.	759,018	31,408
*	Metropolitan Bank Holding Corp.	287,792	30,658
*	World Acceptance Corp.	123,784	30,380
	Dime Community Bancshares Inc.	862,098	30,311
	AMERISAFE Inc.	552,756	29,755
	Tompkins Financial Corp.	355,647	29,725
	Banc of California Inc.	1,504,580	29,520
*	Amerant Bancorp Inc. Class A	843,985	29,160
	James River Group Holdings Ltd.	999,441	28,794
	HomeStreet Inc.	553,013	28,757
	TFS Financial Corp.	1,605,671	28,693
	Allegiance Bancshares Inc.	665,894	28,107
*	Nicolet Bankshares Inc.	324,999	27,869
*	StoneX Group Inc.	450,490	27,593
	Origin Bancorp Inc.	638,790	27,417
	Preferred Bank	379,480	27,243
*,1	Oscar Health Inc. Class A	3,469,287	27,234
	First Foundation Inc.	1,087,378	27,032
	Cowen Inc. Class A	736,215	26,577
	German American Bancorp Inc.	681,395	26,561
	BrightSpire Capital Inc. Class A	2,573,284	26,402
	State Auto Financial Corp.	509,902	26,357
	Lakeland Bancorp Inc.	1,371,817	26,051
	Washington Trust Bancorp Inc.	460,207	25,942
	Ready Capital Corp.	1,651,372	25,811
	Kearny Financial Corp.	1,928,359	25,551
	Bryn Mawr Bank Corp.	566,925	25,517
	Ellington Financial Inc.	1,481,380	25,317
	Brightsphere Investment Group Inc.	984,365	25,200
	ARMOUR Residential REIT Inc.	2,553,805	25,053
	Heritage Financial Corp.	1,016,779	24,850
	Invesco Mortgage Capital Inc.	8,865,124	24,645
*	TriState Capital Holdings Inc.	803,103	24,302
		Shares	Market Value• ($000)
	Univest Financial Corp.	799,960	23,935
	QCR Holdings Inc.	421,137	23,584
	Peoples Bancorp Inc.	724,102	23,034
*	Blucora Inc.	1,315,554	22,785
	First Bancshares Inc.	576,125	22,250
	Horizon Bancorp Inc.	1,050,994	21,913
*	Columbia Financial Inc.	1,046,664	21,833
	TPG RE Finance Trust Inc.	1,747,225	21,526
	Central Pacific Financial Corp.	762,219	21,472
	WisdomTree Investments Inc.	3,504,056	21,445
*	Ambac Financial Group Inc.	1,317,492	21,146
*	MBIA Inc.	1,322,743	20,886
	Hanmi Financial Corp.	867,122	20,533
*	SiriusPoint Ltd.	2,525,100	20,529
	First Mid Bancshares Inc.	477,568	20,435
*	Clearwater Analytics Holdings Inc. Class A	883,787	20,309
	HarborOne Bancorp Inc.	1,367,499	20,294
	Flushing Financial Corp.	829,044	20,146
	KKR Real Estate Finance Trust Inc.	951,886	19,828
	Great Southern Bancorp Inc.	332,068	19,675
	HCI Group Inc.	233,340	19,493
	Republic Bancorp Inc. Class A	383,393	19,492
	Northfield Bancorp Inc.	1,206,028	19,489
	Heritage Commerce Corp.	1,597,415	19,073
	Community Trust Bancorp Inc.	436,138	19,020
	Camden National Corp.	392,310	18,894
*	MoneyGram International Inc.	2,359,261	18,615
	Hingham Institution For Savings	43,253	18,161
*	CrossFirst Bankshares Inc.	1,158,387	18,082
	Granite Point Mortgage Trust Inc.	1,528,156	17,895
	Byline Bancorp Inc.	644,447	17,626
	Cambridge Bancorp	187,772	17,574
	TrustCo Bank Corp.	526,680	17,544

27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Diamond Hill Investment Group Inc.	87,521	16,999
	Peapack-Gladstone Financial Corp.	471,663	16,697
	United Fire Group Inc.	714,294	16,564
	Farmers National Banc Corp.	892,687	16,559
[1]	Dynex Capital Inc.	985,744	16,472
	Bank of Marin Bancorp	434,472	16,175
	Victory Capital Holdings Inc. Class A	440,974	16,109
[1]	Orchid Island Capital Inc.	3,480,164	15,661
	Business First Bancshares Inc.	549,061	15,544
*	eHealth Inc.	600,680	15,317
	CBTX Inc.	525,056	15,227
[1]	UWM Holdings Corp. Class A	2,568,383	15,205
	Reliant Bancorp Inc.	423,923	15,049
*	Atlantic Capital Bancshares Inc.	515,287	14,825
	Equity Bancshares Inc. Class A	432,117	14,662
	Financial Institutions Inc.	450,618	14,330
	Independent Bank Corp.	598,641	14,290
	Mercantile Bank Corp.	403,858	14,147
	Midland States Bancorp Inc.	564,694	13,999
*	AssetMark Financial Holdings Inc.	533,665	13,987
	First Community Bankshares Inc.	415,227	13,877
	Metrocity Bankshares Inc.	499,338	13,747
	Bank First Corp.	189,999	13,726
	Universal Insurance Holdings Inc.	798,817	13,580
	Merchants Bancorp	285,856	13,530
*	Blue Foundry Bancorp	921,106	13,476
*	Southern First Bancshares Inc.	215,321	13,455
	First of Long Island Corp.	622,402	13,438
	Sculptor Capital Management Inc. Class A	617,684	13,188
*	Franklin BSP Realty Trust Inc.	878,283	13,122
		Shares	Market Value• ($000)
	Waterstone Financial Inc.	600,218	13,121
*	Coastal Financial Corp.	257,862	13,053
	HomeTrust Bancshares Inc.	417,531	12,935
	Mid Penn Bancorp Inc.	407,174	12,924
*	Oportun Financial Corp.	636,646	12,892
	Southern Missouri Bancorp Inc.	243,725	12,715
	First Financial Corp.	280,502	12,704
	Arrow Financial Corp.	352,689	12,425
	West Bancorp Inc.	399,157	12,402
	First Internet Bancorp	263,312	12,386
	1st Source Corp.	247,039	12,253
	Regional Management Corp.	211,580	12,157
	CNB Financial Corp.	455,730	12,077
	Bar Harbor Bankshares	412,183	11,924
*	Carter Bankshares Inc.	742,589	11,428
	RBB Bancorp	435,114	11,400
[1]	GCM Grosvenor Inc. Class A	1,068,829	11,223
	National Western Life Group Inc. Class A	52,273	11,209
	American National Bankshares Inc.	296,822	11,184
	MVB Financial Corp.	267,198	11,094
	SmartFinancial Inc.	401,450	10,984
[1]	Farmers & Merchants Bancorp Inc.	333,453	10,947
	Enterprise Bancorp Inc.	243,685	10,946
*	Bridgewater Bancshares Inc.	610,919	10,807
	Citizens & Northern Corp.	409,413	10,694
	Spirit of Texas Bancshares Inc.	371,555	10,693
	Sierra Bancorp	393,731	10,690
	Shore Bancshares Inc.	509,859	10,631
*	EZCORP Inc. Class A	1,440,775	10,619
	First Bancorp Inc.	327,356	10,279
	Capstar Financial Holdings Inc.	488,695	10,277
	Primis Financial Corp.	682,667	10,267
	Alerus Financial Corp.	348,804	10,213
	Old Second Bancorp Inc.	798,040	10,047
*,1	Romeo Power Inc.	2,747,187	10,027
*,1	Root Inc. Class A	3,207,770	9,944

28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Oppenheimer Holdings Inc. Class A	213,217	9,887
	Civista Bancshares Inc.	398,946	9,734
	Capital City Bank Group Inc.	359,714	9,496
	Peoples Financial Services Corp.	179,285	9,447
	MidWestOne Financial Group Inc.	286,575	9,276
	Guaranty Bancshares Inc.	245,483	9,225
	Curo Group Holdings Corp.	575,636	9,216
	Summit Financial Group Inc.	330,919	9,084
*	Howard Bancorp Inc.	413,346	9,007
	Five Star Bancorp	293,908	8,817
	Home Bancorp Inc.	205,685	8,538
[1]	Blue Ridge Bankshares Inc.	456,364	8,169
	Tiptree Inc. Class A	590,045	8,160
	South Plains Financial Inc.	292,506	8,135
*	Ocwen Financial Corp.	201,053	8,036
*	Citizens Inc. Class A	1,512,237	8,030
	AFC Gamma Inc.	351,716	8,005
	Provident Bancorp Inc.	429,658	7,992
	Great Ajax Corp.	606,670	7,984
*	P10 Inc. Class A	568,705	7,950
	Orrstown Financial Services Inc.	307,627	7,752
	Northrim Bancorp Inc.	176,916	7,689
	Red River Bancshares Inc.	141,840	7,588
	PCSB Financial Corp.	391,041	7,445
	Investors Title Co.	37,598	7,412
	FS Bancorp Inc.	219,893	7,395
	First Bank	503,770	7,310
	Northeast Bank	203,338	7,265
	ACNB Corp.	230,161	7,199
	Independence Holding Co.	125,453	7,111
	Marlin Business Services Corp.	304,596	7,091
[1]	PCB Bancorp	317,360	6,969
	Macatawa Bank Corp.	784,729	6,921
*	GoHealth Inc. Class A	1,801,058	6,826
	1st Constitution Bancorp	263,385	6,766
	Amalgamated Financial Corp.	399,627	6,702
		Shares	Market Value• ($000)
	First Business Financial Services Inc.	228,040	6,652
	BCB Bancorp Inc.	430,285	6,639
	LCNB Corp.	335,339	6,549
	Meridian Corp.	177,937	6,543
[1]	Fidelity D&D Bancorp Inc.	110,302	6,508
	Bankwell Financial Group Inc.	195,386	6,416
*	Professional Holding Corp. Class A	330,335	6,329
	AG Mortgage Investment Trust Inc.	615,108	6,305
	National Bankshares Inc.	173,594	6,295
	Capital Bancorp Inc.	238,721	6,254
	Parke Bancorp Inc.	290,867	6,190
	HBT Financial Inc.	330,067	6,182
	Donegal Group Inc. Class A	429,838	6,142
	Community Financial Corp.	155,233	6,102
	Timberland Bancorp Inc.	219,929	6,092
*	FVCBankcorp Inc.	305,180	6,046
	Richmond Mutual Bancorp Inc.	362,105	5,834
	Central Valley Community Bancorp	277,797	5,770
*	Esquire Financial Holdings Inc.	181,815	5,749
	Territorial Bancorp Inc.	226,146	5,710
	Codorus Valley Bancorp Inc.	262,970	5,680
	Unity Bancorp Inc.	216,027	5,671
	OP Bancorp	444,270	5,669
	Ames National Corp.	229,764	5,627
*	Maiden Holdings Ltd.	1,833,912	5,612
	Crawford & Co. Class B	746,601	5,592
	Level One Bancorp Inc.	139,890	5,517
*	BayCom Corp.	288,027	5,403
	Greenhill & Co. Inc.	299,465	5,369
	Evans Bancorp Inc.	133,161	5,366
	Colony Bankcorp Inc.	311,012	5,309
*	Consumer Portfolio Services Inc.	445,159	5,275
*,1	Hagerty Inc. Class A	363,800	5,159
*	MainStreet Bancshares Inc.	208,509	5,127
	Norwood Financial Corp.	197,002	5,120

29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ChoiceOne Financial Services Inc.	192,470	5,099
*	MetroMile Inc.	2,327,223	5,097
	C&F Financial Corp.	99,227	5,079
*	NI Holdings Inc.	266,088	5,032
*	Greenlight Capital Re Ltd. Class A	636,481	4,990
*	First Western Financial Inc.	163,419	4,961
	Sachem Capital Corp.	847,514	4,949
	Investar Holding Corp.	262,066	4,825
	Western New England Bancorp Inc.	541,360	4,742
*,1	Sunlight Financial Holdings Inc.	984,228	4,705
	Bank of Princeton	159,711	4,684
	Pzena Investment Management Inc. Class A	493,761	4,676
	Riverview Bancorp Inc.	608,040	4,676
*	Doma Holdings Inc.	918,684	4,667
*	Republic First Bancorp Inc.	1,250,257	4,651
	William Penn Bancorp	375,356	4,534
	Virginia National Bankshares Corp.	122,415	4,529
	Plumas Bancorp	133,540	4,512
	Chemung Financial Corp.	98,140	4,493
*	Trean Insurance Group Inc.	501,844	4,471
	ESSA Bancorp Inc.	253,876	4,400
	First Savings Financial Group Inc.	165,222	4,362
*	Pioneer Bancorp Inc.	382,436	4,329
	Penns Woods Bancorp Inc.	183,161	4,317
	Silvercrest Asset Management Group Inc. Class A	247,747	4,254
	FNCB Bancorp Inc.	465,590	4,242
	Eagle Bancorp Montana Inc.	184,128	4,231
	First Northwest Bancorp	209,090	4,230
[1]	Federal Agricultural Mortgage Corp. Class A	35,555	4,221
[1]	Cherry Hill Mortgage Investment Corp.	510,083	4,218
	Luther Burbank Corp.	294,907	4,140
	Heritage Insurance Holdings Inc.	698,957	4,110
		Shares	Market Value• ($000)
	First Community Corp.	186,158	3,865
	Franklin Financial Services Corp.	117,076	3,863
*	California Bancorp	192,397	3,856
[1]	First National Corp.	167,836	3,835
	Hawthorn Bancshares Inc.	147,849	3,819
	First Capital Inc.	95,554	3,817
*	Medallion Financial Corp.	650,658	3,774
	Westwood Holdings Group Inc.	222,721	3,773
	First Financial Northwest Inc.	223,305	3,611
	Citizens Community Bancorp Inc.	260,601	3,588
	SB Financial Group Inc.	183,208	3,567
	First United Corp.	188,149	3,550
[1]	Angel Oak Mortgage Inc.	216,030	3,539
	Manning & Napier Inc. Class A	421,693	3,504
	Nexpoint Real Estate Finance Inc.	177,897	3,425
*	Arlington Asset Investment Corp. Class A	964,778	3,377
	Western Asset Mortgage Capital Corp.	1,575,362	3,324
	BankFinancial Corp.	308,169	3,288
	Seven Hills Realty Trust	315,585	3,276
*,1	MarketWise Inc.	433,550	3,269
	Greene County Bancorp Inc.	88,584	3,255
*	HMN Financial Inc.	133,193	3,247
	CB Financial Services Inc.	132,867	3,202
[1]	Ellington Residential Mortgage REIT	304,308	3,162
	First Guaranty Bancshares Inc.	155,128	3,162
*	Malvern Bancorp Inc.	201,577	3,159
	Peoples Bancorp of North Carolina Inc.	113,193	3,123
*	Velocity Financial Inc.	225,504	3,089
	Salisbury Bancorp Inc.	58,032	3,069
*	ACRES Commercial Realty Corp.	245,355	3,060
*,1	Bakkt Holdings Inc.	356,200	3,031
	GAMCO Investors Inc. Class A	121,104	3,025
[1]	Partners Bancorp	305,021	2,983

30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Provident Financial Holdings Inc.	178,916	2,961
*,1	BM Technologies Inc.	313,589	2,888
*	PDL Community Bancorp	196,447	2,876
*,1	Finance of America Cos. Inc. Class A	716,866	2,846
*	Hippo Holdings Inc.	1,005,399	2,845
	Ohio Valley Banc Corp.	97,749	2,840
	Lument Finance Trust Inc.	736,731	2,829
	Guild Holdings Co. Class A	200,200	2,809
	Middlefield Banc Corp.	111,453	2,766
	Summit State Bank	181,958	2,742
*	Safeguard Scientifics Inc.	370,901	2,726
	United Insurance Holdings Corp.	605,363	2,627
	United Security Bancshares	322,421	2,618
	loanDepot Inc. Class A	538,648	2,586
*	Security National Financial Corp. Class A	279,866	2,575
*	SWK Holdings Corp.	128,875	2,530
	Bank7 Corp.	109,773	2,525
	Landmark Bancorp Inc.	88,296	2,516
[1]	Union Bankshares Inc.	85,053	2,472
	Oak Valley Bancorp	141,787	2,467
*	Elevate Credit Inc.	793,543	2,357
	Prudential Bancorp Inc.	169,608	2,303
*	Sterling Bancorp Inc.	370,819	2,132
	IF Bancorp Inc.	85,645	2,127
	Associated Capital Group Inc. Class A	48,920	2,104
	Northeast Community Bancorp Inc.	188,155	2,094
*	Hallmark Financial Services Inc.	480,443	2,090
*	Broadway Financial Corp.	896,664	2,071
*	Catalyst Bancorp Inc.	151,200	2,067
*	TC Bancshares Inc.	151,263	2,025
	Randolph Bancorp Inc.	84,355	2,014
*	Heritage Global Inc.	1,010,347	1,879
	Auburn National Bancorp Inc.	59,246	1,878
*	Nicholas Financial Inc.	155,984	1,839
		Shares	Market Value• ($000)
[1]	Citizens Holding Co.	97,134	1,821
[1]	US Global Investors Inc. Class A	413,658	1,820
[1]	Cullman Bancorp Inc.	141,227	1,761
	Sound Financial Bancorp Inc.	39,057	1,718
*	Kingsway Financial Services Inc.	311,150	1,705
	CF Bankshares Inc.	74,586	1,556
*,1	OppFi Inc.	342,288	1,554
	Bank of South Carolina Corp.	74,261	1,498
[1]	Hennessy Advisors Inc.	136,198	1,479
*	Great Elm Group Inc.	700,231	1,463
*	Limestone Bancorp Inc.	77,944	1,454
	Elmira Savings Bank	61,402	1,404
	Manhattan Bridge Capital Inc.	253,648	1,395
*	LM Funding America Inc.	286,075	1,390
*	Midwest Holding Inc.	79,299	1,380
*	Bogota Financial Corp.	133,526	1,359
	AmeriServ Financial Inc.	345,360	1,333
*	USCB Financial Holdings Inc.	90,208	1,301
	United Bancshares Inc.	36,068	1,100
*,1	Reliance Global Group Inc.	159,588	1,028
*	Rhinebeck Bancorp Inc.	95,620	1,022
	Kingstone Cos. Inc.	202,353	1,012
	First US Bancshares Inc.	91,843	972
*	Ashford Inc.	56,551	942
	Southern States Bancshares Inc.	44,692	879
	Community West Bancshares	61,904	823
	Emclaire Financial Corp.	28,051	811
	Generations Bancorp NY Inc.	67,225	801
*	FFBW Inc.	66,391	779
*	Oxbridge Re Holdings Ltd.	132,133	743
*,1	Patriot National Bancorp Inc.	47,078	732
*	Carver Bancorp Inc.	85,301	728
*	FedNat Holding Co.	439,008	619
*,1	Biorestorative Therapies Inc.	138,454	591
*,1	SurgePays Inc.	290,433	587

31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Affinity Bancshares Inc.	35,206	542
	Mid-Southern Bancorp Inc.	29,996	450
*	NeuroOne Medical Technologies Corp.	209,321	406
	Lake Shore Bancorp Inc.	25,679	387
	Pathfinder Bancorp Inc.	22,868	387
*	HV Bancorp Inc.	14,687	326
	Old Point Financial Corp.	12,849	293
	Oconee Federal Financial Corp.	13,031	284
*,2	Altisource Asset Management Corp.	15,386	275
*	Impac Mortgage Holdings Inc.	244,016	271
*,1,2	Contran Corp. CVR	204,224	196
*	OptimumBank Holdings Inc.	48,881	194
	1895 Bancorp of Wisconsin Inc.	15,643	171
*	Finwise Bancorp	12,287	169
	Kentucky First Federal Bancorp	21,331	160
*	FG Financial Group Inc.	34,257	127
*	PB Bankshares Inc.	8,966	122
	Atlantic American Corp.	36,081	88
*	First Seacoast Bancorp	6,207	66
	Village Bank & Trust Financial Corp.	1,124	64
*	Vericity Inc.	1,036	7
*	Cincinnati Bancorp Inc.	400	6
*,2	Frontier Financial Corp.	1	—
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			148,961,770
Health Care (12.7%)
	UnitedHealth Group Inc.	26,768,259	13,441,414
	Johnson & Johnson	74,819,509	12,799,373
	Pfizer Inc.	159,524,035	9,419,894
	Thermo Fisher Scientific Inc.	11,199,012	7,472,429
	Abbott Laboratories	50,255,433	7,072,950
	AbbVie Inc.	50,244,447	6,803,098
	Eli Lilly & Co.	24,468,610	6,758,719
	Danaher Corp.	18,278,949	6,013,957
	Merck & Co. Inc.	71,790,103	5,501,993
		Shares	Market Value• ($000)
	Medtronic plc	38,220,866	3,953,949
	Bristol-Myers Squibb Co.	63,083,990	3,933,287
*	Intuitive Surgical Inc.	10,152,895	3,647,935
	Amgen Inc.	16,008,641	3,601,464
	Zoetis Inc.	13,446,588	3,281,371
	Anthem Inc.	6,898,478	3,197,720
	Gilead Sciences Inc.	35,651,267	2,588,638
	Stryker Corp.	9,648,803	2,580,283
*	Moderna Inc.	9,794,908	2,487,711
*	Edwards Lifesciences Corp.	17,744,202	2,298,761
	Cigna Corp.	9,419,683	2,163,042
	Becton Dickinson & Co.	8,071,982	2,029,942
*	Regeneron Pharmaceuticals Inc.	2,854,570	1,802,718
*	Boston Scientific Corp.	40,504,440	1,720,629
	HCA Healthcare Inc.	6,630,009	1,703,382
	Humana Inc.	3,652,714	1,694,348
*	Illumina Inc.	4,442,272	1,690,018
*	Vertex Pharmaceuticals Inc.	7,226,375	1,586,912
*	IDEXX Laboratories Inc.	2,409,891	1,586,817
*	IQVIA Holdings Inc.	5,429,446	1,531,864
*	Dexcom Inc.	2,754,702	1,479,137
*	Align Technology Inc.	2,129,039	1,399,162
	Agilent Technologies Inc.	8,582,701	1,370,228
*	Centene Corp.	16,580,507	1,366,234
	Baxter International Inc.	14,225,159	1,221,088
	ResMed Inc.	4,141,480	1,078,773
*	Veeva Systems Inc. Class A	3,940,625	1,006,751
*	Biogen Inc.	4,175,182	1,001,710
	West Pharmaceutical Services Inc.	2,106,040	987,754
*	Laboratory Corp. of America Holdings	2,720,118	854,688
	Cerner Corp.	8,361,825	776,563
	Zimmer Biomet Holdings Inc.	5,936,467	754,169
	PerkinElmer Inc.	3,586,790	721,160
*	Horizon Therapeutics plc	6,446,904	694,718
	STERIS plc	2,842,718	691,946
*	Catalent Inc.	4,865,719	622,958
*	Avantor Inc.	14,723,330	620,441
	Quest Diagnostics Inc.	3,486,815	603,254
*	Seagen Inc.	3,898,257	602,671
	Cooper Cos. Inc.	1,401,141	586,994
	Bio-Techne Corp.	1,116,839	577,785

32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alnylam Pharmaceuticals Inc.	3,399,367	576,465
*	Hologic Inc.	7,145,088	547,028
*	Charles River Laboratories International Inc.	1,433,990	540,299
*	Molina Healthcare Inc.	1,660,183	528,071
*	Insulet Corp.	1,959,851	521,458
	Viatris Inc.	34,371,955	465,053
*	BioMarin Pharmaceutical Inc.	5,215,202	460,763
*	Bio-Rad Laboratories Inc. Class A	599,873	453,246
*	ABIOMED Inc.	1,228,522	441,248
	Teleflex Inc.	1,331,492	437,368
*	Masimo Corp.	1,411,792	413,344
	Cardinal Health Inc.	8,009,929	412,431
*	Repligen Corp.	1,492,969	395,398
*	Incyte Corp.	5,333,840	391,504
*	Exact Sciences Corp.	4,902,670	381,575
*	Teladoc Health Inc.	4,095,311	376,031
	Royalty Pharma plc Class A	9,156,554	364,889
*	Elanco Animal Health Inc.	12,763,516	362,229
*	10X Genomics Inc. Class A	2,342,973	349,009
	DENTSPLY SIRONA Inc.	6,212,630	346,603
*,1	Novavax Inc.	2,148,956	307,451
*	Henry Schein Inc.	3,942,001	305,623
*	Syneos Health Inc.	2,947,171	302,616
*	Penumbra Inc.	1,008,835	289,858
*	United Therapeutics Corp.	1,279,182	276,406
*	Guardant Health Inc.	2,743,948	274,450
*	Tandem Diabetes Care Inc.	1,806,113	271,856
	Universal Health Services Inc. Class B	1,974,970	256,075
*	Tenet Healthcare Corp.	3,044,017	248,666
	Bruker Corp.	2,802,014	235,117
	Chemed Corp.	437,696	231,559
*	Neurocrine Biosciences Inc.	2,696,301	229,644
*	Natera Inc.	2,420,309	226,033
*	Omnicell Inc.	1,248,903	225,352
*	Intellia Therapeutics Inc.	1,903,875	225,114
	Organon & Co.	7,206,723	219,445
*	Sarepta Therapeutics Inc.	2,352,043	211,801
		Shares	Market Value• ($000)
*	Jazz Pharmaceuticals plc	1,660,120	211,499
*	Mirati Therapeutics Inc.	1,411,972	207,122
*	Envista Holdings Corp.	4,581,866	206,459
*	DaVita Inc.	1,738,349	197,755
*	Novocure Ltd.	2,511,869	188,591
*	Arrowhead Pharmaceuticals Inc.	2,822,433	187,127
	Encompass Health Corp.	2,829,082	184,626
*	Blueprint Medicines Corp.	1,675,544	179,468
*	Medpace Holdings Inc.	817,389	177,897
*	Shockwave Medical Inc.	953,732	170,079
*	Inspire Medical Systems Inc.	737,273	169,617
*	Exelixis Inc.	8,985,133	164,248
*	Globus Medical Inc. Class A	2,246,780	162,218
*	Arena Pharmaceuticals Inc.	1,744,074	162,094
*	Halozyme Therapeutics Inc.	4,002,223	160,929
*	Acadia Healthcare Co. Inc.	2,557,583	155,245
*	Ultragenyx Pharmaceutical Inc.	1,840,757	154,789
*	Amedisys Inc.	927,003	150,063
	Perrigo Co. plc	3,803,940	147,973
*	Neogen Corp.	3,064,508	139,159
*	Integra LifeSciences Holdings Corp.	2,046,589	137,101
*	agilon health Inc.	5,036,543	135,987
*	ICU Medical Inc.	572,034	135,767
*	Quidel Corp.	1,004,871	135,648
	Premier Inc. Class A	3,292,523	135,553
*	Fate Therapeutics Inc.	2,308,055	135,044
*	Maravai LifeSciences Holdings Inc. Class A	3,176,722	133,105
	Ensign Group Inc.	1,488,761	124,996
*	STAAR Surgical Co.	1,353,927	123,614
*	Pacific Biosciences of California Inc.	5,957,447	121,889
	CONMED Corp.	832,025	117,948
*	LHC Group Inc.	855,811	117,443
*	Option Care Health Inc.	4,092,536	116,392
*	Beam Therapeutics Inc.	1,452,853	115,778
*	NeoGenomics Inc.	3,333,311	113,733
*	Apellis Pharmaceuticals Inc.	2,351,153	111,163

33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Intra-Cellular Therapies Inc.	2,085,681	109,165
*	Denali Therapeutics Inc.	2,430,567	108,403
*	Alkermes plc	4,608,352	107,190
*	HealthEquity Inc.	2,383,726	105,456
*	Ionis Pharmaceuticals Inc.	3,414,345	103,899
*	Cytokinetics Inc.	2,269,512	103,444
*	Oak Street Health Inc.	3,073,379	101,852
*	Adaptive Biotechnologies Corp.	3,609,655	101,287
*	R1 RCM Inc.	3,938,522	100,393
*	Arvinas Inc.	1,203,052	98,819
*	Twist Bioscience Corp.	1,270,246	98,304
*	Progyny Inc.	1,930,234	97,187
*	Merit Medical Systems Inc.	1,521,467	94,787
*	iRhythm Technologies Inc.	797,916	93,907
*	Vir Biotechnology Inc.	2,236,431	93,639
*	Invitae Corp.	6,115,832	93,389
*	Insmed Inc.	3,366,988	91,717
*	Amicus Therapeutics Inc.	7,927,222	91,559
	Select Medical Holdings Corp.	3,052,965	89,757
	Owens & Minor Inc.	2,043,366	88,886
*	AtriCure Inc.	1,244,382	86,522
*	Prestige Consumer Healthcare Inc.	1,425,649	86,466
*	Inari Medical Inc.	927,613	84,663
*	Veracyte Inc.	2,025,188	83,438
*	Karuna Therapeutics Inc.	632,472	82,854
*	Certara Inc.	2,914,923	82,842
*	Zentalis Pharmaceuticals Inc.	966,857	81,274
*,1	Warby Parker Inc. Class A	1,739,487	80,991
*	Integer Holdings Corp.	939,613	80,421
*	ACADIA Pharmaceuticals Inc.	3,430,223	80,061
*	PTC Therapeutics Inc.	2,009,126	80,023
*	Haemonetics Corp.	1,453,213	77,078
*	NuVasive Inc.	1,466,506	76,962
*	1Life Healthcare Inc.	4,343,665	76,318
*	Nevro Corp.	939,258	76,146
*,1	Apollo Medical Holdings Inc.	1,029,745	75,666
*	Kodiak Sciences Inc.	883,572	74,909
	Patterson Cos. Inc.	2,491,598	73,128
		Shares	Market Value• ($000)
*	Iovance Biotherapeutics Inc.	3,795,805	72,462
*	Pacira BioSciences Inc.	1,203,762	72,430
*	Ortho Clinical Diagnostics Holdings plc	3,365,328	71,984
*	BioCryst Pharmaceuticals Inc.	5,110,953	70,787
*	Nektar Therapeutics	5,234,921	70,724
*	Ligand Pharmaceuticals Inc.	451,729	69,774
*	TG Therapeutics Inc.	3,650,851	69,366
*	CareDx Inc.	1,493,017	67,902
*,1	GoodRx Holdings Inc. Class A	2,065,809	67,511
*	Xencor Inc.	1,666,026	66,841
*	Sotera Health Co.	2,818,547	66,377
*,1	Doximity Inc. Class A	1,314,487	65,895
*	Magellan Health Inc.	669,987	63,642
*	MEDNAX Inc.	2,338,065	63,619
*	Evolent Health Inc. Class A	2,285,839	63,249
*	Surgery Partners Inc.	1,142,352	61,013
*	Sage Therapeutics Inc.	1,424,394	60,594
*	Emergent BioSolutions Inc.	1,375,829	59,807
*	Myriad Genetics Inc.	2,159,798	59,610
*	Axonics Inc.	1,054,121	59,031
*	Outset Medical Inc.	1,271,081	58,584
*	ChemoCentryx Inc.	1,591,997	57,965
*	CorVel Corp.	277,154	57,648
*	Arcus Biosciences Inc.	1,398,867	56,612
*	Relay Therapeutics Inc.	1,843,411	56,611
*	SpringWorks Therapeutics Inc.	910,187	56,413
*	Glaukos Corp.	1,260,158	56,001
*	Kymera Therapeutics Inc.	875,821	55,606
*,1	Fulgent Genetics Inc.	550,823	55,407
*	NanoString Technologies Inc.	1,299,621	54,883
*	Codexis Inc.	1,750,892	54,750
*	Phreesia Inc.	1,310,009	54,575
*	IVERIC bio Inc.	3,257,842	54,471
*	Travere Therapeutics Inc.	1,740,106	54,013
*	Turning Point Therapeutics Inc.	1,126,183	53,719
*	Global Blood Therapeutics Inc.	1,831,287	53,602
*,1	Corcept Therapeutics Inc.	2,701,452	53,489
*	ModivCare Inc.	358,575	53,173

34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Heska Corp.	290,734	53,056
*	Lantheus Holdings Inc.	1,818,068	52,524
*	Vericel Corp.	1,328,158	52,197
*	Editas Medicine Inc.	1,946,698	51,685
*	Celldex Therapeutics Inc.	1,328,884	51,348
*,1	OPKO Health Inc.	10,656,268	51,257
*	Avid Bioservices Inc.	1,743,331	50,870
*	Agios Pharmaceuticals Inc.	1,547,236	50,858
*	AdaptHealth Corp. Class A	2,065,568	50,524
*	REVOLUTION Medicines Inc.	1,995,057	50,216
*	Health Catalyst Inc.	1,257,138	49,808
*,1	Bridgebio Pharma Inc.	2,928,886	48,854
*	Avanos Medical Inc.	1,370,836	47,527
*	Cerevel Therapeutics Holdings Inc.	1,464,021	47,464
*	Community Health Systems Inc.	3,550,509	47,257
*,1	Cassava Sciences Inc.	1,075,531	47,001
*	Ironwood Pharmaceuticals Inc. Class A	3,940,451	45,946
*	Dynavax Technologies Corp.	3,237,203	45,547
*	ImmunoGen Inc.	6,076,817	45,090
*,1	Multiplan Corp.	9,973,519	44,183
*	Addus HomeCare Corp.	453,076	42,367
*,1	Ginkgo Bioworks Holdings Inc.	5,065,389	42,093
*	BioLife Solutions Inc.	1,124,220	41,900
*	Supernus Pharmaceuticals Inc.	1,434,233	41,822
*	Protagonist Therapeutics Inc.	1,209,862	41,377
*	Accolade Inc.	1,517,821	40,010
*	Quanterix Corp.	938,819	39,806
*	Krystal Biotech Inc.	564,988	39,521
*	RadNet Inc.	1,295,210	38,999
*	Enanta Pharmaceuticals Inc.	520,311	38,909
*,1	Sorrento Therapeutics Inc.	8,297,730	38,584
*	Silk Road Medical Inc.	892,722	38,039
*	C4 Therapeutics Inc.	1,174,714	37,826
	Healthcare Services Group Inc.	2,119,214	37,701
*	Atara Biotherapeutics Inc.	2,388,794	37,647
*	Sana Biotechnology Inc.	2,400,453	37,159
		Shares	Market Value• ($000)
*,1	Anavex Life Sciences Corp.	2,059,527	35,712
*	Varex Imaging Corp.	1,122,895	35,427
	US Physical Therapy Inc.	368,295	35,191
*,1	Recursion Pharmaceuticals Inc. Class A	2,039,616	34,939
*	REGENXBIO Inc.	1,026,682	33,572
*	Alector Inc.	1,616,312	33,377
*	FibroGen Inc.	2,361,024	33,290
*	Coherus Biosciences Inc.	2,074,055	33,102
*	Nurix Therapeutics Inc.	1,138,158	32,950
*	Prometheus Biosciences Inc.	829,736	32,808
*	Crinetics Pharmaceuticals Inc.	1,145,049	32,531
*	Cano Health Inc.	3,591,651	32,002
*	Harmony Biosciences Holdings Inc.	747,810	31,887
*	Tivity Health Inc.	1,205,505	31,874
*	Revance Therapeutics Inc.	1,951,068	31,841
*	Cerus Corp.	4,614,621	31,426
*,1	Seer Inc. Class A	1,377,013	31,410
*,1	Clover Health Investments Corp. Class A	8,424,736	31,340
*	Privia Health Group Inc.	1,208,353	31,260
*	American Well Corp. Class A	5,173,369	31,247
*	Innoviva Inc.	1,780,193	30,708
*	Inhibrx Inc.	700,947	30,610
*,1	Senseonics Holdings Inc.	11,403,178	30,446
*	Axsome Therapeutics Inc.	801,063	30,264
*	Allogene Therapeutics Inc.	2,017,623	30,103
*,1	Inovio Pharmaceuticals Inc.	6,018,028	30,030
*	Alignment Healthcare Inc.	2,121,699	29,831
*,1	MannKind Corp.	6,808,119	29,751
*	Morphic Holding Inc.	625,804	29,651
*	Syndax Pharmaceuticals Inc.	1,344,301	29,427
*,1	Nuvation Bio Inc.	3,403,381	28,929
*	Madrigal Pharmaceuticals Inc.	340,736	28,874
*	AngioDynamics Inc.	1,045,325	28,830
	LeMaitre Vascular Inc.	565,478	28,404

35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rocket Pharmaceuticals Inc.	1,289,887	28,158
*	iTeos Therapeutics Inc.	601,357	27,999
*	NextGen Healthcare Inc.	1,554,908	27,662
*,1	Butterfly Network Inc.	4,127,533	27,613
*	Joint Corp.	410,254	26,950
*	Brookdale Senior Living Inc.	5,222,431	26,948
	Atrion Corp.	37,874	26,697
*	OptimizeRx Corp.	429,263	26,662
*	MacroGenics Inc.	1,654,155	26,549
*	Castle Biosciences Inc.	619,225	26,546
*	ViewRay Inc.	4,769,153	26,278
*	Heron Therapeutics Inc.	2,877,718	26,274
*,1	Berkeley Lights Inc.	1,438,830	26,158
*	Zogenix Inc.	1,602,566	26,042
*	MaxCyte Inc.	2,549,425	25,979
*,1	Ocugen Inc.	5,601,885	25,489
*	Avidity Biosciences Inc.	1,066,450	25,350
*,1	Instil Bio Inc.	1,465,384	25,073
*	Kura Oncology Inc.	1,787,387	25,023
*	Intersect ENT Inc.	912,624	24,924
*	Sangamo Therapeutics Inc.	3,317,213	24,879
*	Meridian Bioscience Inc.	1,218,909	24,866
*	RAPT Therapeutics Inc.	672,140	24,688
*	Aclaris Therapeutics Inc.	1,679,868	24,425
	National HealthCare Corp.	354,161	24,062
*	Amphastar Pharmaceuticals Inc.	1,031,005	24,012
*	Arcturus Therapeutics Holdings Inc.	644,043	23,836
*	Keros Therapeutics Inc.	406,191	23,766
*,1	Hims & Hers Health Inc.	3,614,268	23,673
*	Endo International plc	6,284,824	23,631
*,1	Bionano Genomics Inc.	7,879,312	23,559
*	Pulmonx Corp.	732,933	23,505
*	Replimune Group Inc.	865,293	23,449
*	Vanda Pharmaceuticals Inc.	1,492,124	23,411
*	Vaxcyte Inc.	980,079	23,316
*	OrthoPediatrics Corp.	387,103	23,172
*	Natus Medical Inc.	975,293	23,144
		Shares	Market Value• ($000)
*	Triple-S Management Corp. Class B	640,323	22,847
	National Research Corp.	545,812	22,662
*	Inotiv Inc.	533,245	22,434
*	CryoLife Inc.	1,076,564	21,908
*,1	Vaxart Inc.	3,399,097	21,312
*	Agiliti Inc.	913,771	21,163
*	Agenus Inc.	6,571,688	21,161
*,1	Gritstone bio Inc.	1,642,659	21,125
*	Cardiovascular Systems Inc.	1,110,009	20,846
*	Inogen Inc.	605,155	20,575
*	Praxis Precision Medicines Inc.	1,027,741	20,246
*	Reata Pharmaceuticals Inc. Class A	762,202	20,099
*	Bluebird Bio Inc.	2,009,410	20,074
*	Scholar Rock Holding Corp.	806,635	20,037
*	Gossamer Bio Inc.	1,770,683	20,026
*	Kezar Life Sciences Inc.	1,193,981	19,963
*	Alphatec Holdings Inc.	1,704,060	19,477
*	PMV Pharmaceuticals Inc.	838,847	19,377
*,1	Day One Biopharmaceuticals Inc.	1,144,558	19,286
*	Definitive Healthcare Corp. Class A	702,947	19,212
*	SI-BONE Inc.	862,337	19,152
*	HealthStream Inc.	721,647	19,023
*	AnaptysBio Inc.	546,451	18,989
*	Cutera Inc.	455,291	18,813
*	Theravance Biopharma Inc.	1,702,049	18,808
*	Hanger Inc.	1,030,939	18,691
*	Catalyst Pharmaceuticals Inc.	2,741,908	18,563
*	Ideaya Biosciences Inc.	776,655	18,360
*	Apria Inc.	555,583	18,112
*	OraSure Technologies Inc.	2,069,155	17,981
*	Arcutis Biotherapeutics Inc.	842,760	17,479
*	Collegium Pharmaceutical Inc.	933,947	17,446
*	Surmodics Inc.	359,290	17,300
*	2seventy bio Inc.	667,203	17,100
*	PetIQ Inc. Class A	751,753	17,072
*	Orthofix Medical Inc.	546,188	16,981
*	Relmada Therapeutics Inc.	747,531	16,842

36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Organogenesis Holdings Inc. Class A	1,822,227	16,837
*	ANI Pharmaceuticals Inc.	362,290	16,694
*	Amneal Pharmaceuticals Inc.	3,483,678	16,687
*	Pennant Group Inc.	716,355	16,533
*	Antares Pharma Inc.	4,597,597	16,413
*	Y-mAbs Therapeutics Inc.	1,012,266	16,409
*,1	Adicet Bio Inc.	921,110	16,110
*	Atea Pharmaceuticals Inc.	1,771,846	15,840
*	NGM Biopharmaceuticals Inc.	884,464	15,664
*	Sutro Biopharma Inc.	1,047,202	15,582
*	Eagle Pharmaceuticals Inc.	305,010	15,531
*	Ocular Therapeutix Inc.	2,180,451	15,198
*	Seres Therapeutics Inc.	1,817,614	15,141
*	Chinook Therapeutics Inc.	925,097	15,088
*,1	Verve Therapeutics Inc.	408,759	15,071
*	Cara Therapeutics Inc.	1,217,825	14,833
*	BioAtla Inc.	754,265	14,806
*	4D Molecular Therapeutics Inc.	673,332	14,773
*	Bioventus Inc. Class A	1,014,433	14,699
*	Personalis Inc.	1,020,303	14,560
*	Anika Therapeutics Inc.	403,039	14,441
*	Chimerix Inc.	2,225,657	14,311
*	Fulcrum Therapeutics Inc.	807,395	14,283
*	Treace Medical Concepts Inc.	756,312	14,098
*	Kronos Bio Inc.	1,024,841	13,928
*	Stoke Therapeutics Inc.	577,128	13,845
*	Akero Therapeutics Inc.	646,709	13,678
*	UFP Technologies Inc.	193,826	13,618
*,1	ImmunityBio Inc.	2,231,847	13,570
*,1	MiMedx Group Inc.	2,246,582	13,569
*,1	Design Therapeutics Inc.	633,295	13,559
*	Rhythm Pharmaceuticals Inc.	1,356,727	13,540
*	ORIC Pharmaceuticals Inc.	912,634	13,416
		Shares	Market Value• ($000)
*	Albireo Pharma Inc.	565,251	13,165
*	SeaSpine Holdings Corp.	961,674	13,098
*	TransMedics Group Inc.	671,310	12,862
*	Forma Therapeutics Holdings Inc.	898,654	12,779
*	Phathom Pharmaceuticals Inc.	640,958	12,608
*	Rigel Pharmaceuticals Inc.	4,729,555	12,533
*,1	Rubius Therapeutics Inc.	1,273,947	12,332
*	Apyx Medical Corp.	945,007	12,115
*	Mersana Therapeutics Inc.	1,935,742	12,040
*	Computer Programs & Systems Inc.	407,736	11,947
*	Karyopharm Therapeutics Inc.	1,844,372	11,859
*	Accuray Inc.	2,481,415	11,836
*	Marinus Pharmaceuticals Inc.	994,957	11,820
*	Edgewise Therapeutics Inc.	771,050	11,782
*	Curis Inc.	2,465,760	11,737
	Phibro Animal Health Corp. Class A	574,011	11,721
*	Talaris Therapeutics Inc.	764,850	11,695
*	Viridian Therapeutics Inc.	587,442	11,614
*,1	Athira Pharma Inc.	888,962	11,583
*,1	Cullinan Oncology Inc.	749,484	11,565
*	Semler Scientific Inc.	125,100	11,465
*	Bioxcel Therapeutics Inc.	558,433	11,353
*	Kinnate Biopharma Inc.	637,863	11,303
*	Deciphera Pharmaceuticals Inc.	1,154,365	11,278
*	Akebia Therapeutics Inc.	4,988,610	11,274
*	908 Devices Inc.	433,283	11,209
*	Foghorn Therapeutics Inc.	484,050	11,070
*,1	Intercept Pharmaceuticals Inc.	673,695	10,974
*	ALX Oncology Holdings Inc.	510,327	10,967
*	Precigen Inc.	2,943,674	10,921
*	Geron Corp.	8,897,946	10,855
*	Spero Therapeutics Inc.	677,888	10,853
*	Allovir Inc.	834,467	10,798
*,1	Aadi Bioscience Inc.	445,926	10,769
*,1	Omeros Corp.	1,670,488	10,741

37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	VistaGen Therapeutics Inc.	5,505,056	10,735
*,1	Vapotherm Inc.	516,784	10,703
*	Verastem Inc.	5,204,312	10,669
*	Allakos Inc.	1,085,554	10,628
*,1	Tabula Rasa HealthCare Inc.	708,021	10,620
*,1	Vicarious Surgical Inc.	989,738	10,511
*,1	Arbutus Biopharma Corp.	2,697,043	10,491
*,1	Signify Health Inc. Class A	728,189	10,355
*,1	DermTech Inc.	653,798	10,330
*	Kiniksa Pharmaceuticals Ltd. Class A	868,519	10,222
*,1	LifeStance Health Group Inc.	1,064,164	10,131
*	Tactile Systems Technology Inc.	529,858	10,083
*	Aligos Therapeutics Inc.	848,752	10,075
*,1	Xeris Biopharma Holdings Inc.	3,373,558	9,885
*,1	G1 Therapeutics Inc.	966,855	9,872
*	MEI Pharma Inc.	3,693,414	9,861
*,1	Clovis Oncology Inc.	3,614,712	9,796
*	Pliant Therapeutics Inc.	718,287	9,697
*	Altimmune Inc.	1,055,590	9,669
*	Cue Biopharma Inc.	849,873	9,612
*	Dyne Therapeutics Inc.	807,332	9,599
	Utah Medical Products Inc.	95,438	9,544
*	Aveanna Healthcare Holdings Inc.	1,284,770	9,507
*	KalVista Pharmaceuticals Inc.	717,163	9,488
*	Singular Genomics Systems Inc.	820,124	9,481
*,1	Fluidigm Corp.	2,407,569	9,438
*	Immunovant Inc.	1,107,045	9,432
*	EyePoint Pharmaceuticals Inc.	767,993	9,400
*,1	23andMe Holding Co.	1,401,400	9,333
*	Precision BioSciences Inc.	1,254,716	9,285
*	Aerie Pharmaceuticals Inc.	1,313,983	9,224
*	SIGA Technologies Inc.	1,214,044	9,130
*	Radius Health Inc.	1,317,303	9,116
*	Avita Medical Inc.	755,807	9,055
*,1	Tricida Inc.	941,938	9,005
		Shares	Market Value• ($000)
*	Viking Therapeutics Inc.	1,956,125	8,998
*,1	Esperion Therapeutics Inc.	1,736,578	8,683
*	Stereotaxis Inc.	1,387,817	8,604
*,1	CEL-SCI Corp.	1,193,012	8,470
*	Olema Pharmaceuticals Inc.	901,724	8,440
*,1	Lineage Cell Therapeutics Inc.	3,437,446	8,422
*,1	Applied Molecular Transport Inc.	601,000	8,402
*	Axogen Inc.	896,295	8,398
*	Mirum Pharmaceuticals Inc.	526,006	8,390
*	Selecta Biosciences Inc.	2,565,679	8,364
*	Lexicon Pharmaceuticals Inc.	2,121,674	8,359
*,1	DICE Therapeutics Inc.	326,204	8,256
*	iRadimed Corp.	176,500	8,156
*	Cymabay Therapeutics Inc.	2,398,201	8,106
*,1	Erasca Inc.	518,553	8,079
*,1	Zomedica Corp.	26,205,556	8,032
*	Provention Bio Inc.	1,417,520	7,966
*	Jounce Therapeutics Inc.	950,782	7,939
*	CytomX Therapeutics Inc.	1,826,173	7,907
*,1	Cogent Biosciences Inc.	919,181	7,887
*,1	KemPharm Inc.	893,113	7,779
*,1	Caribou Biosciences Inc.	514,146	7,758
*	Passage Bio Inc.	1,216,852	7,727
*,1	Oyster Point Pharma Inc.	418,653	7,645
*,1	SmileDirectClub Inc. Class A	3,163,758	7,435
*	BioDelivery Sciences International Inc.	2,396,202	7,428
*,1	Leap Therapeutics Inc.	2,289,511	7,418
*	ADMA Biologics Inc.	5,232,363	7,378
*,1	Cortexyme Inc.	582,453	7,351
*	Generation Bio Co.	1,038,127	7,350
*,1	Icosavax Inc.	319,992	7,321
*	Akoya Biosciences Inc.	477,329	7,308
*,1	Cardiff Oncology Inc.	1,200,675	7,216
*,1	Asensus Surgical Inc.	6,477,615	7,190
*	Vera Therapeutics Inc. Class A	268,385	7,171
*	Co-Diagnostics Inc.	799,651	7,141

38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Tarsus Pharmaceuticals Inc.	317,149	7,136
	XBiotech Inc.	633,491	7,051
*	Shattuck Labs Inc.	827,230	7,040
*	InfuSystem Holdings Inc.	412,131	7,019
*	Imago Biosciences Inc.	286,492	6,793
*,1	Monte Rosa Therapeutics Inc.	332,183	6,783
*	Evolus Inc.	1,029,390	6,701
*,1	Aldeyra Therapeutics Inc.	1,654,918	6,620
*	9 Meters Biopharma Inc.	6,732,211	6,589
*	ClearPoint Neuro Inc.	585,895	6,574
*	Apollo Endosurgery Inc.	778,104	6,559
*	Harvard Bioscience Inc.	928,940	6,549
*	IGM Biosciences Inc.	219,883	6,449
*	Ikena Oncology Inc.	511,054	6,409
*	Alpine Immune Sciences Inc.	458,029	6,344
*,1	ZIOPHARM Oncology Inc.	5,819,043	6,343
*,1	Progenity Inc.	3,025,977	6,324
*	Durect Corp.	6,408,832	6,318
*	Aeglea BioTherapeutics Inc.	1,313,273	6,238
*,1	PLx Pharma Inc.	765,283	6,130
*	Sema4 Holdings Corp.	1,373,585	6,126
*,1	P3 Health Partners Inc.	866,984	6,104
*	Finch Therapeutics Group Inc.	608,599	6,068
*	Poseida Therapeutics Inc.	888,597	6,051
*	Cytek Biosciences Inc.	370,405	6,045
*	SomaLogic Inc.	517,212	6,020
*,1	Checkpoint Therapeutics Inc.	1,935,339	6,019
*,1	MyMD Pharmaceuticals Inc.	986,327	5,977
*	Nkarta Inc.	387,394	5,946
*,1	Janux Therapeutics Inc.	300,259	5,924
*,1	Sight Sciences Inc.	337,053	5,922
*,1	Harrow Health Inc.	683,628	5,907
*	SQZ Biotechnologies Co.	657,886	5,875
*	Magenta Therapeutics Inc.	1,316,086	5,830
*	Epizyme Inc.	2,324,103	5,810
*,1	Zynex Inc.	581,990	5,802
		Shares	Market Value• ($000)
*,1	Citius Pharmaceuticals Inc.	3,762,882	5,795
*,1	Tenaya Therapeutics Inc.	304,397	5,768
*	Spectrum Pharmaceuticals Inc.	4,533,639	5,758
*,1	Beyond Air Inc.	607,173	5,732
*,1	Atossa Therapeutics Inc.	3,568,886	5,710
*,1	Ventyx Biosciences Inc.	286,784	5,696
*	Infinity Pharmaceuticals Inc.	2,515,625	5,660
*,1	Humanigen Inc.	1,519,387	5,652
*	Harpoon Therapeutics Inc.	744,084	5,618
*	Sierra Oncology Inc.	257,900	5,607
*,1	Accelerate Diagnostics Inc.	1,071,946	5,596
*,2	PDL BioPharma Inc.	2,258,201	5,578
*,1	PAVmed Inc.	2,267,445	5,578
*	Paratek Pharmaceuticals Inc.	1,241,872	5,576
*,1	Pulse Biosciences Inc.	374,900	5,552
*	Annexon Inc.	483,043	5,550
*	Outlook Therapeutics Inc.	4,078,824	5,547
*	ChromaDex Corp.	1,481,140	5,539
*	Sientra Inc.	1,494,281	5,484
*,1	Tango Therapeutics Inc.	499,196	5,461
*	CytoSorbents Corp.	1,302,216	5,456
*	CTI BioPharma Corp.	2,197,729	5,450
*,1	Athersys Inc.	5,996,030	5,412
*	Viemed Healthcare Inc.	1,021,301	5,331
*	Immunic Inc.	556,586	5,327
*,1	Lyell Immunopharma Inc.	685,335	5,304
*,1	aTyr Pharma Inc.	707,035	5,282
*	Fortress Biotech Inc.	2,099,871	5,250
*,1	PDS Biotechnology Corp.	646,702	5,238
*,1	Matinas BioPharma Holdings Inc.	5,178,119	5,230
*,1	Graphite Bio Inc.	419,038	5,209
*	Eiger BioPharmaceuticals Inc.	1,002,324	5,202
*	Akouos Inc.	600,364	5,103
*	Oncocyte Corp.	2,341,973	5,082
*	Ovid therapeutics Inc.	1,580,181	5,072
*	iCAD Inc.	693,870	4,996
*	TFF Pharmaceuticals Inc.	562,689	4,991

39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Liquidia Corp.	1,020,773	4,971
*,1	Evelo Biosciences Inc.	815,953	4,953
*,1	Century Therapeutics Inc.	311,529	4,941
*,1	Enochian Biosciences Inc.	670,400	4,887
*	CorMedix Inc.	1,073,491	4,884
*,1	Compass Therapeutics Inc.	1,538,900	4,878
*,1	AVEO Pharmaceuticals Inc.	1,031,672	4,839
*	Castlight Health Inc. Class B	3,134,910	4,828
*,1	Sesen Bio Inc.	5,809,404	4,735
*,1	Vor BioPharma Inc.	402,489	4,677
*,1	Seelos Therapeutics Inc.	2,822,580	4,601
[1]	Forian Inc.	507,760	4,580
*,1	XOMA Corp.	216,811	4,521
*	Tonix Pharmaceuticals Holding Corp.	12,556,859	4,492
*,1	Nuvalent Inc. Class A	235,682	4,487
*,1	Taysha Gene Therapies Inc.	384,710	4,482
*,1	PROCEPT BioRobotics Corp.	178,900	4,474
*	Molecular Templates Inc.	1,130,895	4,433
*,1	Entrada Therapeutics Inc.	254,933	4,364
*	Neoleukin Therapeutics Inc.	904,596	4,360
*	89bio Inc.	331,274	4,330
*	Applied Therapeutics Inc.	474,486	4,247
*,1	Oncology Institute Inc.	432,741	4,219
*	IntriCon Corp.	259,528	4,197
*	Adverum Biotechnologies Inc.	2,374,987	4,180
*,1	Dare Bioscience Inc.	2,082,157	4,164
*,1	TherapeuticsMD Inc.	11,683,481	4,153
*,1	Rain Therapeutics Inc.	321,219	4,137
*,1	Tyra Biosciences Inc.	293,500	4,130
*	Alpha Teknova Inc.	200,207	4,100
*	AirSculpt Technologies Inc.	238,200	4,095
*	Surface Oncology Inc.	856,153	4,092
*,1	Frequency Therapeutics Inc.	793,072	4,068
*	Savara Inc.	3,255,385	4,037
*	Codiak Biosciences Inc.	361,652	4,029
		Shares	Market Value• ($000)
*	Opiant Pharmaceuticals Inc.	119,263	4,011
*,1	Vincerx Pharma Inc.	391,380	3,988
*	Syros Pharmaceuticals Inc.	1,219,329	3,975
*,1	SCYNEXIS Inc.	648,422	3,955
*,1	NRX Pharmaceuticals Inc.	825,400	3,945
*,1	Verrica Pharmaceuticals Inc.	426,172	3,904
*,1	Conformis Inc.	5,125,262	3,902
*,1	BrainStorm Cell Therapeutics Inc.	951,371	3,805
*	Clearside Biomedical Inc.	1,383,654	3,805
*	Exagen Inc.	326,266	3,794
*,1	Pear Therapeutics Inc.	609,168	3,777
*	Avrobio Inc.	967,934	3,727
*	Homology Medicines Inc.	1,018,828	3,709
*	Synlogic Inc.	1,521,748	3,683
*,1	Xilio Therapeutics Inc.	227,813	3,645
*	CareMax Inc.	471,830	3,624
*,1	Viracta Therapeutics Inc.	991,377	3,619
*	Celcuity Inc.	273,679	3,610
*	Black Diamond Therapeutics Inc.	670,875	3,576
*	Silverback Therapeutics Inc.	536,038	3,570
*	Larimar Therapeutics Inc.	328,248	3,542
*	Mustang Bio Inc.	2,112,015	3,506
*	TCR2 Therapeutics Inc.	751,404	3,502
*,1	Theseus Pharmaceuticals Inc.	275,573	3,494
*,1	Bolt Biotherapeutics Inc.	706,665	3,463
*,1	Adagio Therapeutics Inc.	474,097	3,442
*,1	Biomea Fusion Inc.	456,903	3,404
*,1	iBio Inc.	6,187,128	3,397
*,1	Inmune Bio Inc.	331,277	3,379
*,1	Aerovate Therapeutics Inc.	284,834	3,358
*	Enzo Biochem Inc.	1,040,908	3,341
*	Puma Biotechnology Inc.	1,097,795	3,337
*,1	Actinium Pharmaceuticals Inc.	552,928	3,323
*	Werewolf Therapeutics Inc.	275,778	3,285
*	Aptinyx Inc. Class A	1,227,261	3,277
*	Eargo Inc.	640,326	3,266

40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Zynerba Pharmaceuticals Inc.	1,129,474	3,253
*	Absci Corp.	395,572	3,244
*	UpHealth Inc.	1,440,200	3,226
*,1	Aquestive Therapeutics Inc.	818,252	3,183
*,1	Retractable Technologies Inc.	458,342	3,176
*,1	Rani Therapeutics Holdings Inc. Class A	193,116	3,157
*	Otonomy Inc.	1,513,558	3,148
*	Avalo Therapeutics Inc.	1,844,625	3,136
*,1	Athenex Inc.	2,301,777	3,130
*,1	Impel Neuropharma Inc.	361,867	3,123
*	CVRx Inc.	254,646	3,114
*,1	Palatin Technologies Inc.	6,085,329	3,113
*,1	Sensei Biotherapeutics Inc.	534,441	3,100
*,1	Brooklyn ImmunoTherapeutics Inc.	740,159	3,086
*,1	Pyxis Oncology Inc.	281,025	3,083
*	Assembly Biosciences Inc.	1,320,373	3,076
*,1	MediciNova Inc.	1,146,273	3,072
*,1	Oncorus Inc.	580,797	3,061
*,1	eFFECTOR Therapeutics Inc.	367,012	3,039
*,1	PhaseBio Pharmaceuticals Inc.	1,156,526	3,019
*	Convey Health Solutions Holdings Inc.	360,245	3,012
*,1	Ardelyx Inc.	2,730,304	3,003
*	Neuronetics Inc.	671,591	2,995
*,1	Ampio Pharmaceuticals Inc.	5,246,099	2,990
*	Milestone Scientific Inc.	1,447,898	2,983
*	Immunome Inc.	230,150	2,983
*,1	Lucira Health Inc.	343,109	2,954
*	Innovage Holding Corp.	566,048	2,830
*	Oncternal Therapeutics Inc.	1,243,288	2,822
*,1	ContraFect Corp.	1,071,148	2,817
*,1	Surgalign Holdings Inc.	3,923,007	2,810
*	Invacare Corp.	1,023,221	2,783
*	Nautilus Biotechnology Inc. Class A	535,900	2,776
*	Tela Bio Inc.	216,147	2,767
		Shares	Market Value• ($000)
*	Anixa Biosciences Inc.	927,841	2,756
*,1	180 Life Sciences Corp.	706,110	2,754
*,1	Immuneering Corp. Class A	168,833	2,730
*	Assertio Holdings Inc.	1,244,049	2,712
*	Aura Biosciences Inc.	159,493	2,708
*,1	RxSight Inc.	240,275	2,703
*,1	Dyadic International Inc.	596,383	2,696
*,1	Optinose Inc.	1,663,471	2,695
*,1	Quantum-Si Inc.	338,766	2,666
*,1	Voyager Therapeutics Inc.	976,336	2,646
*	Terns Pharmaceuticals Inc.	372,824	2,636
*	NeuBase Therapeutics Inc.	936,373	2,631
*	Rapid Micro Biosystems Inc. Class A	246,671	2,625
*	Cabaletta Bio Inc.	686,920	2,603
*,1	Trevena Inc.	4,456,224	2,596
*,1	ATI Physical Therapy Inc.	764,606	2,592
*	Annovis Bio Inc.	146,966	2,584
*,1	Aspira Women's Health Inc.	1,457,103	2,579
*,1	Prelude Therapeutics Inc.	205,579	2,559
*	FONAR Corp.	169,673	2,542
*	Repro-Med Systems Inc.	842,318	2,527
*	Concert Pharmaceuticals Inc.	797,343	2,512
*,1	Adamis Pharmaceuticals Corp.	4,096,010	2,478
*,1	SAB Biotherapeutics Inc.	316,200	2,470
*	Eyenovia Inc.	617,303	2,469
*,1	Eton Pharmaceuticals Inc.	575,285	2,468
*,1	Galectin Therapeutics Inc.	1,189,409	2,462
*	GT Biopharma Inc.	799,666	2,439
*,1	Cyteir Therapeutics Inc.	213,864	2,432
*,1	Atreca Inc. Class A	797,857	2,418
*	Electromed Inc.	185,812	2,416
*,1	Astria Therapeutics Inc.	445,544	2,401
*	Solid Biosciences Inc.	1,370,035	2,398
*	scPharmaceuticals Inc.	473,934	2,379

41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Lipocine Inc.	2,398,282	2,377
*	Hepion Pharmaceuticals Inc.	2,070,833	2,361
*	Acumen Pharmaceuticals Inc.	348,229	2,354
*,1	Clene Inc.	573,521	2,351
*,1	Omega Therapeutics Inc.	206,410	2,339
*,1	SELLAS Life Sciences Group Inc.	419,071	2,317
*	Satsuma Pharmaceuticals Inc.	511,816	2,303
*	Cidara Therapeutics Inc.	1,796,543	2,282
*	IRIDEX Corp.	373,047	2,279
*	Cyclerion Therapeutics Inc.	1,323,224	2,276
*	Inozyme Pharma Inc.	329,841	2,250
*	Decibel Therapeutics Inc.	483,353	2,248
*,1	Novan Inc.	533,970	2,227
*	La Jolla Pharmaceutical Co.	478,002	2,223
*	Point Biopharma Global Inc. Class A	389,126	2,179
*	NextCure Inc.	362,876	2,177
*,1	Surrozen Inc.	337,956	2,176
*	Corbus Pharmaceuticals Holdings Inc.	3,521,570	2,168
*	NexImmune Inc.	468,043	2,158
*	Sensus Healthcare Inc.	297,679	2,149
*	F-star Therapeutics Inc.	427,852	2,148
*,1	Heat Biologics Inc.	705,534	2,145
*	Equillium Inc.	570,835	2,141
*,1	Humacyte Inc.	295,041	2,139
*	Sanara Medtech Inc.	69,768	2,122
*,1	Jasper Therapeutics Inc.	269,524	2,116
*,1	T2 Biosystems Inc.	4,092,293	2,112
*	Champions Oncology Inc.	263,922	2,111
*	Candel Therapeutics Inc.	269,900	2,111
*	Pro-Dex Inc.	87,581	2,091
*,1	Applied Genetic Technologies Corp.	1,084,366	2,060
*,1	IsoPlexis Corp.	222,915	2,049
*	Lantern Pharma Inc.	256,113	2,044
*	Movano Inc.	532,959	2,025
*	Acutus Medical Inc.	593,445	2,024
*	Elevation Oncology Inc.	332,316	2,001
*	Eliem Therapeutics Inc.	189,734	1,985
		Shares	Market Value• ($000)
*,1	Gemini Therapeutics Inc. Class A	681,589	1,983
*	Eledon Pharmaceuticals Inc.	447,798	1,975
*	CASI Pharmaceuticals Inc.	2,466,927	1,974
*	GlycoMimetics Inc.	1,369,767	1,972
*,1	Corvus Pharmaceuticals Inc.	818,011	1,971
*	Summit Therapeutics Inc.	731,303	1,967
*,1	Tyme Technologies Inc.	3,251,941	1,961
*	Recro Pharma Inc.	1,130,309	1,933
*	Angion Biomedica Corp.	665,973	1,931
*	Protara Therapeutics Inc.	284,301	1,919
*	Renovacor Inc.	247,032	1,902
*	Codex DNA Inc.	175,221	1,892
*	DiaMedica Therapeutics Inc.	506,271	1,888
*,1	BioSig Technologies Inc.	833,444	1,859
*	UNITY Biotechnology Inc.	1,262,875	1,844
*,1	Reneo Pharmaceuticals Inc.	214,913	1,838
*	NeuroPace Inc.	180,700	1,821
*,1	Delcath Systems Inc.	234,851	1,820
*	Rallybio Corp.	189,993	1,813
*,1	SOC Telemed Inc. Class A	1,411,966	1,807
*	Greenwich Lifesciences Inc.	73,763	1,795
*,1	Achieve Life Sciences Inc.	230,562	1,794
*,1	AcelRx Pharmaceuticals Inc.	3,199,151	1,792
*	Sio Gene Therapies Inc.	1,382,708	1,784
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	2,021,007	1,778
*	Talis Biomedical Corp.	434,170	1,741
*,1	Capricor Therapeutics Inc.	587,714	1,722
*,1	Biolase Inc.	4,390,729	1,712
*,1	Kala Pharmaceuticals Inc.	1,407,086	1,703
*	Ocuphire Pharma Inc.	451,409	1,684
*	CareCloud Inc.	266,292	1,683
*	Orgenesis Inc.	566,688	1,632
*,1	Evofem Biosciences Inc.	4,334,863	1,628

42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Marker Therapeutics Inc.	1,668,739	1,586
*,1	Oragenics Inc.	3,556,869	1,586
*	Five Star Senior Living Inc.	537,058	1,584
*,1	Biocept Inc.	432,578	1,566
*	Agile Therapeutics Inc.	3,195,980	1,560
*,1	Allena Pharmaceuticals Inc.	2,621,736	1,553
*	LENSAR Inc.	255,116	1,520
*	Checkmate Pharmaceuticals Inc.	528,940	1,518
*,1	VYNE Therapeutics Inc.	1,479,066	1,509
*,1	Galera Therapeutics Inc.	328,358	1,507
*,1	Genprex Inc.	1,144,222	1,499
*,1	Onconova Therapeutics Inc.	586,842	1,496
*	Caladrius Biosciences Inc.	1,775,055	1,494
*	Cocrystal Pharma Inc.	2,296,304	1,493
*	Processa Pharmaceuticals Inc.	299,657	1,468
*,1	Rezolute Inc.	305,100	1,458
*,1	Biomerica Inc.	374,536	1,457
*	Merrimack Pharmaceuticals Inc.	369,998	1,447
*	Lannett Co. Inc.	890,245	1,442
*	X4 Pharmaceuticals Inc.	626,285	1,434
*,1	Sonida Senior Living Inc.	50,056	1,426
*	Thorne HealthTech Inc.	227,118	1,410
*,1	Genocea Biosciences Inc.	1,214,942	1,409
*,1	IsoRay Inc.	3,609,244	1,400
*,1	Second Sight Medical Products Inc.	856,591	1,396
*,1	Aprea Therapeutics Inc.	482,446	1,385
*	Venus Concept Inc.	813,187	1,382
*,1	Roivant Sciences Ltd.	134,798	1,359
*,1	Ontrak Inc.	215,767	1,357
*	IO Biotech Inc.	205,200	1,348
*	Longboard Pharmaceuticals Inc.	278,227	1,347
*,1	Avinger Inc.	2,983,044	1,342
*,1	Predictive Oncology Inc.	1,385,931	1,319
*,1	Celsion Corp.	2,428,865	1,312
*,1	Cumberland Pharmaceuticals Inc.	280,820	1,311
		Shares	Market Value• ($000)
*	Armata Pharmaceuticals Inc.	237,161	1,300
*	Lumos Pharma Inc.	187,322	1,300
*	Sonendo Inc.	224,928	1,296
*	Biodesix Inc.	240,520	1,272
*	Aileron Therapeutics Inc.	2,231,531	1,256
*	Axcella Health Inc.	600,853	1,256
*,1	Kaleido Biosciences Inc.	524,178	1,253
*	Aptevo Therapeutics Inc.	158,476	1,247
*	Calithera Biosciences Inc.	1,858,409	1,236
*	Myomo Inc.	180,412	1,235
*,1	Jaguar Health Inc.	1,164,170	1,211
*	Eloxx Pharmaceuticals Inc.	1,725,475	1,208
*,1	Zosano Pharma Corp.	2,568,875	1,207
*	AIM ImmunoTech Inc.	1,311,599	1,207
*	Reviva Pharmaceuticals Holdings Inc.	409,332	1,158
*,1	Microbot Medical Inc.	153,549	1,152
*	Psychemedics Corp.	165,415	1,148
*	Moleculin Biotech Inc.	616,108	1,146
*,1	Chembio Diagnostics Inc.	999,186	1,139
*	Tracon Pharmaceuticals Inc.	406,424	1,126
*,1	NanoViricides Inc.	300,189	1,117
*,1	Adial Pharmaceuticals Inc.	413,497	1,116
	Indaptus Therapeutics Inc.	194,541	1,109
*	Hookipa Pharma Inc.	470,973	1,097
*,1	PolarityTE Inc.	1,866,000	1,095
*,1	NeuroMetrix Inc.	217,846	1,094
*,1	enVVeno Medical Corp.	160,154	1,055
*	Precipio Inc.	662,055	1,046
*,1	Tempest Therapeutics Inc.	196,177	1,036
*	Minerva Surgical Inc.	199,982	1,028
*,1	Talkspace Inc.	511,882	1,008
*	Lucid Diagnostics Inc.	186,179	1,000
*	ElectroCore Inc.	1,693,367	986
*,1	cbdMD Inc.	910,106	983
*,1	Spruce Biosciences Inc.	219,817	980
*,1	Aridis Pharmaceuticals Inc.	419,974	979

43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Ensysce Biosciences Inc.	206,600	971
*	OpGen Inc.	968,530	969
*	Sigilon Therapeutics Inc.	349,052	963
*	NantHealth Inc.	894,058	943
*	LogicBio Therapeutics Inc.	404,761	935
*	Minerva Neurosciences Inc.	1,156,640	926
*,1	HTG Molecular Diagnostics Inc.	170,349	923
*	Diffusion Pharmaceuticals Inc.	3,008,350	918
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*	IMARA Inc.	403,870	909
*,1	Vallon Pharmaceuticals Inc.	148,800	890
*,1	Synthetic Biologics Inc.	3,260,633	888
*,1	Rockwell Medical Inc.	2,138,698	877
*,1	Organovo Holdings Inc.	237,956	864
*,1	Allied Healthcare Products Inc.	147,174	857
*	TScan Therapeutics Inc.	189,818	854
*	Cyclacel Pharmaceuticals Inc.	220,333	853
*	Sera Prognostics Inc. Class A	123,881	851
*,1	Virpax Pharmaceuticals Inc.	247,037	847
*	Cryo-Cell International Inc.	72,236	838
*	Abeona Therapeutics Inc.	2,478,609	835
*,1	Windtree Therapeutics Inc.	516,220	829
*	INVO BioScience Inc.	248,469	827
*,1	Biofrontera Inc.	110,000	827
*	Vyant Bio Inc.	600,669	811
*,1	Soligenix Inc.	1,217,959	804
*,1	Aytu BioPharma Inc.	595,596	804
*	Landos Biopharma Inc.	167,023	802
*	Cellectar Biosciences Inc.	1,204,554	800
*,1	Vivos Therapeutics Inc.	353,118	795
*	ImmuCell Corp.	99,344	794
*	ENDRA Life Sciences Inc.	1,135,615	786
*	Strata Skin Sciences Inc.	526,219	774
		Shares	Market Value• ($000)
*	Aravive Inc.	350,260	767
*	Catalyst Biosciences Inc.	826,502	755
*	Marpai Inc. Class A	172,000	753
*	Yumanity Therapeutics Inc.	253,447	750
*,1	Longeveron Inc.	61,900	747
*,1	Better Therapeutics Inc.	160,300	745
*	Lyra Therapeutics Inc.	167,443	730
*	Ekso Bionics Holdings Inc.	269,736	715
*,1	Bright Health Group Inc.	203,739	701
*,1	Qualigen Therapeutics Inc.	637,185	682
*	Miromatrix Medical Inc.	146,672	682
*,1	Bellerophon Therapeutics Inc.	219,538	681
*	ReShape Lifesciences Inc.	411,000	674
*	Xenetic Biosciences Inc.	519,743	670
*	Sonnet BioTherapeutics Holdings Inc.	1,620,560	669
*	Augmedix Inc.	212,392	669
*	Entasis Therapeutics Holdings Inc.	304,345	667
*,1	Cyclo Therapeutics Inc.	176,043	657
*	Forte Biosciences Inc.	304,501	652
*	Virios Therapeutics Inc.	127,068	651
*	Aethlon Medical Inc.	342,003	636
*	Inhibikase Therapeutics Inc.	424,359	624
*,1	vTv Therapeutics Inc. Class A	625,032	622
*,1	Pulmatrix Inc.	1,418,189	621
*	Odonate Therapeutics Inc.	449,600	607
*,1	Aditxt Inc.	1,132,345	607
*,1	Sharecare Inc.	134,370	603
*	Graybug Vision Inc.	328,531	601
*,1	GeoVax Labs Inc.	165,070	598
*,1	Scopus Biopharma Inc.	359,481	588
*,1	Regulus Therapeutics Inc.	1,847,824	582
*	Plus Therapeutics Inc.	553,702	581
*	Imac Holdings Inc.	508,049	579
*,1	Cue Health Inc.	43,191	579
*	BioVie Inc. Class A	126,527	569
*	BioCardia Inc.	290,342	563

44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Paragon 28 Inc.	30,590	541
*,1	ARCA biopharma Inc.	251,085	540
*,1	Salarius Pharmaceuticals Inc.	1,085,219	538
*	Daxor Corp.	47,328	534
*	Kintara Therapeutics Inc.	1,026,487	524
*	Enveric Biosciences Inc.	563,792	524
*	Baudax Bio Inc.	2,337,257	512
*,1	TransCode Therapeutics Inc.	200,117	508
*	Idera Pharmaceuticals Inc.	886,117	505
*,1	Vaccinex Inc.	480,726	505
*	NeuroBo Pharmaceuticals Inc.	409,413	499
*	Soleno Therapeutics Inc.	1,201,052	492
*,1	Bellicum Pharmaceuticals Inc.	330,424	492
*	Cohbar Inc.	1,381,105	483
*,1	Context Therapeutics Inc.	180,700	481
[1]	iSpecimen Inc.	60,400	472
*	AgeX Therapeutics Inc.	426,190	465
*	Bio-Path Holdings Inc.	121,084	456
*	Nephros Inc.	75,316	453
*	Navidea Biopharmaceuticals Inc.	450,277	450
*,1	Acorda Therapeutics Inc.	183,484	439
*	Kiromic BioPharma Inc.	281,953	431
*	Alimera Sciences Inc.	83,422	427
*	Brickell Biotech Inc.	1,853,966	424
*	OncoSec Medical Inc.	435,534	418
*,1	Evoke Pharma Inc.	739,706	414
*,1	Clarus Therapeutics Holdings Inc.	166,600	405
*,1	Synaptogenix Inc.	47,303	403
*,1	SiNtx Technologies Inc.	594,838	382
*	Hoth Therapeutics Inc.	550,481	363
*	Artelo Biosciences Inc.	678,172	352
*	Novo Integrated Sciences Inc.	255,940	351
*,1	Panbela Therapeutics Inc.	196,590	344
*,1	Timber Pharmaceuticals Inc.	902,107	343
*	IN8bio Inc.	77,511	340
		Shares	Market Value• ($000)
*	Exicure Inc.	1,640,265	331
*	Cognition Therapeutics Inc.	51,490	325
*,1	First Wave BioPharma Inc.	210,625	304
*	TRxADE HEALTH Inc.	128,731	301
*	Jupiter Wellness Inc.	334,782	298
*	CNS Pharmaceuticals Inc.	421,966	296
*,1	Avenue Therapeutics Inc.	314,396	285
*	Helius Medical Technologies Inc. Class A	53,162	275
*	Aziyo Biologics Inc. Class A	42,872	270
*	Palisade Bio Inc.	196,415	255
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*	Acer Therapeutics Inc.	108,596	250
*,2	Aduro Biotech Inc. CVR	415,255	249
*,1	Metacrine Inc.	368,353	248
*,1	Histogen Inc.	699,522	233
*,1	Vaxxinity Inc. Class A	36,674	206
*	Nuwellis Inc.	170,751	195
*	Tenax Therapeutics Inc.	178,455	186
*	ThermoGenesis Holdings Inc.	182,545	184
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	Monopar Therapeutics Inc.	52,392	169
*	Protagenic Therapeutics Inc.	121,310	168
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
[1]	Petros Pharmaceuticals Inc.	43,424	145
*	Phio Pharmaceuticals Corp.	141,542	142
*	HCW Biologics Inc.	59,200	137
*	Titan Pharmaceuticals Inc.	131,533	134
*	Kiora Pharmaceuticals Inc.	84,490	128
*	NanoVibronix Inc.	119,979	125
*	Sonoma Pharmaceuticals Inc.	27,155	124
*,1	InVivo Therapeutics Holdings Corp.	258,651	118
*	RA Medical Systems Inc.	70,816	110

45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	American Shared Hospital Services	36,338	86
*	NovaBay Pharmaceuticals Inc.	218,047	82
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Unicycive Therapeutics Inc.	22,695	47
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*	Viveve Medical Inc.	27,095	31
*	Lixte Biotechnology Holdings Inc.	25,995	31
*	Trevi Therapeutics Inc.	32,341	25
*,2	Elanco Animal Health Inc. CVR	575,457	15
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	61,021	4
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	1,201,352	—
			174,791,182
Industrials (12.8%)
	Visa Inc. Class A	47,229,793	10,235,168
	Mastercard Inc. Class A	24,931,683	8,958,452
	Accenture plc Class A	18,664,148	7,737,223
*	PayPal Holdings Inc.	33,392,235	6,297,108
	Union Pacific Corp.	18,270,664	4,602,928
	United Parcel Service Inc. Class B	20,722,276	4,441,613
	Honeywell International Inc.	19,564,783	4,079,453
		Shares	Market Value• ($000)
	Raytheon Technologies Corp.	42,537,683	3,660,793
*	Boeing Co.	16,703,485	3,362,746
	Caterpillar Inc.	15,374,036	3,178,428
	Automatic Data Processing Inc.	11,975,413	2,952,897
	General Electric Co.	31,211,377	2,948,539
	3M Co.	16,376,884	2,909,026
	Deere & Co.	7,931,030	2,719,471
	American Express Co.	16,510,377	2,701,098
	CSX Corp.	63,038,002	2,370,229
	Lockheed Martin Corp.	6,661,763	2,367,657
	Sherwin-Williams Co.	6,706,470	2,361,750
	Norfolk Southern Corp.	6,916,283	2,059,047
	Illinois Tool Works Inc.	8,027,424	1,981,168
	Eaton Corp. plc	11,328,049	1,957,713
	Fidelity National Information Services Inc.	17,306,430	1,888,997
*	Block Inc. Class A	11,344,852	1,832,307
	FedEx Corp.	6,794,454	1,757,318
	Capital One Financial Corp.	12,096,860	1,755,133
*	Fiserv Inc.	16,887,417	1,752,745
	Johnson Controls International plc	20,018,859	1,627,733
	Emerson Electric Co.	16,906,920	1,571,836
	Northrop Grumman Corp.	4,055,057	1,569,591
	General Dynamics Corp.	6,743,839	1,405,888
	Trane Technologies plc	6,751,548	1,364,015
	IHS Markit Ltd.	10,202,389	1,356,102
	Carrier Global Corp.	24,630,695	1,335,969
	Paychex Inc.	9,222,161	1,258,825
	DuPont de Nemours Inc.	14,725,665	1,189,539
	L3Harris Technologies Inc.	5,576,548	1,189,143
	PPG Industries Inc.	6,748,909	1,163,782
	Parker-Hannifin Corp.	3,652,666	1,161,986
	Rockwell Automation Inc.	3,296,059	1,149,830
	Global Payments Inc.	8,246,359	1,114,743
*	Mettler-Toledo International Inc.	653,233	1,108,674
	Cintas Corp.	2,497,931	1,107,008
*	Keysight Technologies Inc.	5,169,026	1,067,456
	Old Dominion Freight Line Inc.	2,942,095	1,054,388
	Otis Worldwide Corp.	12,072,522	1,051,154

46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Verisk Analytics Inc.	4,579,618	1,047,496
	Equifax Inc.	3,467,700	1,015,308
	AMETEK Inc.	6,573,205	966,524
*	TransDigm Group Inc.	1,491,341	948,910
*	Zebra Technologies Corp. Class A	1,519,379	904,334
	Cummins Inc.	4,065,214	886,786
	Ball Corp.	9,205,755	886,238
	Stanley Black & Decker Inc.	4,634,979	874,250
	PACCAR Inc.	8,880,440	783,788
	Vulcan Materials Co.	3,771,087	782,802
	Martin Marietta Materials Inc.	1,773,738	781,367
	Dover Corp.	4,092,079	743,122
	Fortive Corp.	9,681,333	738,589
	Synchrony Financial	15,555,842	721,635
	Ingersoll Rand Inc.	11,584,687	716,745
*	Bill.com Holdings Inc.	2,769,103	689,922
*	United Rentals Inc.	2,057,134	683,565
	Expeditors International of Washington Inc.	4,814,466	646,535
*	Waters Corp.	1,734,705	646,351
	TransUnion	5,445,186	645,690
	WW Grainger Inc.	1,244,771	645,090
*	Generac Holdings Inc.	1,794,052	631,363
*	Trimble Inc.	7,132,801	621,909
	Xylem Inc.	5,125,050	614,596
*	Teledyne Technologies Inc.	1,325,618	579,149
	IDEX Corp.	2,162,213	510,974
	Jacobs Engineering Group Inc.	3,664,261	510,175
*	Affirm Holdings Inc. Class A	5,029,168	505,733
*	FleetCor Technologies Inc.	2,192,243	490,712
	JB Hunt Transport Services Inc.	2,387,451	487,995
	Masco Corp.	6,936,294	487,067
	Textron Inc.	6,265,189	483,673
*	Builders FirstSource Inc.	5,443,061	466,525
	Westinghouse Air Brake Technologies Corp.	5,043,281	464,537
	Quanta Services Inc.	4,049,178	464,279
*	Trex Co. Inc.	3,272,372	441,868
	Fortune Brands Home & Security Inc.	3,857,903	412,410
	Crown Holdings Inc.	3,634,142	402,009
	CH Robinson Worldwide Inc.	3,693,642	397,547
	Graco Inc.	4,828,656	389,286
		Shares	Market Value• ($000)
	Nordson Corp.	1,486,269	379,400
	RPM International Inc.	3,683,798	372,064
	Cognex Corp.	4,773,117	371,158
	Carlisle Cos. Inc.	1,485,937	368,691
	Packaging Corp. of America	2,700,199	367,632
	Jack Henry & Associates Inc.	2,103,072	351,192
	Howmet Aerospace Inc.	10,931,721	347,957
	Pentair plc	4,700,232	343,258
	HEICO Corp. Class A	2,665,500	342,570
	Allegion plc	2,549,599	337,669
	Robert Half International Inc.	3,005,983	335,227
	Westrock Co.	7,533,091	334,168
	Snap-on Inc.	1,525,432	328,548
	Regal Rexnord Corp.	1,926,389	327,833
	A O Smith Corp.	3,787,464	325,154
	Booz Allen Hamilton Holding Corp.	3,804,519	322,585
	Hubbell Inc. Class B	1,546,059	321,998
*	Fair Isaac Corp.	738,607	320,312
*	AECOM	4,040,047	312,498
*	Middleby Corp.	1,581,110	311,099
	Lennox International Inc.	936,314	303,703
	Toro Co.	3,022,749	302,003
*	GXO Logistics Inc.	3,261,776	296,267
	Watsco Inc.	938,802	293,732
*	Axon Enterprise Inc.	1,848,745	290,253
*	Berry Global Group Inc.	3,852,739	284,255
	Sealed Air Corp.	4,209,805	284,036
	Genpact Ltd.	5,347,655	283,854
*	Mohawk Industries Inc.	1,540,469	280,643
*	Sensata Technologies Holding plc	4,503,652	277,830
	MKS Instruments Inc.	1,576,179	274,523
	Tetra Tech Inc.	1,531,830	260,105
*	WillScot Mobile Mini Holdings Corp.	6,340,007	258,926
*	Paylocity Holding Corp.	1,096,274	258,896
	Knight-Swift Transportation Holdings Inc. Class A	4,243,601	258,605
	Owens Corning	2,856,341	258,499
*	TopBuild Corp.	935,830	258,205
*	Saia Inc.	748,741	252,348
	ITT Inc.	2,432,854	248,613
	Lincoln Electric Holdings Inc.	1,677,993	234,030

47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	AptarGroup Inc.	1,869,590	228,987
	Brunswick Corp.	2,189,333	220,531
	Littelfuse Inc.	699,882	220,239
	Oshkosh Corp.	1,919,016	216,292
*	Axalta Coating Systems Ltd.	6,490,779	214,975
*	XPO Logistics Inc.	2,773,904	214,783
	Huntington Ingalls Industries Inc.	1,136,864	212,298
	Acuity Brands Inc.	994,559	210,568
	Donaldson Co. Inc.	3,512,218	208,134
	Advanced Drainage Systems Inc.	1,518,797	206,754
	Western Union Co.	11,423,469	203,795
	AGCO Corp.	1,702,101	197,478
	Louisiana-Pacific Corp.	2,502,062	196,037
	Landstar System Inc.	1,083,478	193,964
	EMCOR Group Inc.	1,520,272	193,667
	Eagle Materials Inc.	1,155,989	192,426
*	WESCO International Inc.	1,435,999	188,963
	Woodward Inc.	1,703,379	186,452
*	Coherent Inc.	697,186	185,828
*	Colfax Corp.	3,959,768	182,031
	nVent Electric plc	4,776,182	181,495
*	WEX Inc.	1,273,491	178,785
	MDU Resources Group Inc.	5,790,677	178,584
*	ASGN Inc.	1,406,533	173,566
	Exponent Inc.	1,479,699	172,725
	Simpson Manufacturing Co. Inc.	1,235,164	171,774
	Graphic Packaging Holding Co.	8,744,417	170,516
*	Euronet Worldwide Inc.	1,427,296	170,091
*	Chart Industries Inc.	1,034,295	164,960
*	AMN Healthcare Services Inc.	1,344,408	164,461
	Sonoco Products Co.	2,794,619	161,780
	MSA Safety Inc.	1,058,319	159,764
	Armstrong World Industries Inc.	1,346,029	156,301
	Curtiss-Wright Corp.	1,115,484	154,684
	Watts Water Technologies Inc. Class A	783,571	152,146
	Valmont Industries Inc.	602,801	151,002
	ManpowerGroup Inc.	1,541,703	150,054
*	FTI Consulting Inc.	973,915	149,418
	Vontier Corp.	4,796,466	147,395
*	MasTec Inc.	1,583,614	146,136
*	Atkore Inc.	1,307,300	145,359
	Crane Co.	1,420,756	144,533
		Shares	Market Value• ($000)
*	AZEK Co. Inc. Class A	3,082,118	142,517
	Maximus Inc.	1,757,834	140,047
*	API Group Corp.	5,426,717	139,846
	John Bean Technologies Corp.	903,409	138,727
	Air Lease Corp. Class A	3,079,310	136,198
*	Summit Materials Inc. Class A	3,371,531	135,333
*	ExlService Holdings Inc.	899,778	130,261
	Spirit AeroSystems Holdings Inc. Class A	2,989,104	128,800
	BWX Technologies Inc.	2,620,801	125,484
	Insperity Inc.	1,043,148	123,206
	HB Fuller Co.	1,495,356	121,124
	Ryder System Inc.	1,450,933	119,600
	Zurn Water Solutions Corp.	3,275,254	119,219
	Korn Ferry	1,549,822	117,368
*	ACI Worldwide Inc.	3,347,791	116,168
*,1	TuSimple Holdings Inc. Class A	3,224,468	115,597
	Triton International Ltd.	1,898,667	114,357
	Flowserve Corp.	3,705,338	113,383
	Applied Industrial Technologies Inc.	1,094,480	112,403
	Herc Holdings Inc.	717,193	112,277
	Allison Transmission Holdings Inc.	2,964,907	107,774
	Matson Inc.	1,194,391	107,531
*	TriNet Group Inc.	1,120,880	106,775
*	Resideo Technologies Inc.	4,094,970	106,592
	MSC Industrial Direct Co. Inc. Class A	1,266,375	106,451
	Franklin Electric Co. Inc.	1,119,468	105,857
	GATX Corp.	1,012,052	105,446
	SPX FLOW Inc.	1,193,931	103,251
	EVERTEC Inc.	2,045,444	102,231
	Aerojet Rocketdyne Holdings Inc.	2,174,785	101,693
*	Kirby Corp.	1,709,818	101,597
	Silgan Holdings Inc.	2,359,857	101,096
*	Fluor Corp.	4,020,547	99,589
	Comfort Systems USA Inc.	972,820	96,251
	Hillenbrand Inc.	1,847,907	96,073
	Altra Industrial Motion Corp.	1,846,144	95,206

48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	AAON Inc.	1,193,157	94,772
	Installed Building Products Inc.	675,765	94,418
	EnerSys	1,190,958	94,157
	Forward Air Corp.	768,860	93,101
	Brink's Co.	1,397,864	91,658
	HEICO Corp.	633,416	91,351
*	Beacon Roofing Supply Inc.	1,591,119	91,251
	UniFirst Corp.	433,130	91,131
	Alliance Data Systems Corp.	1,343,728	89,452
*	Mercury Systems Inc.	1,616,053	88,980
	Badger Meter Inc.	831,418	88,596
*	Itron Inc.	1,291,896	88,521
	Helios Technologies Inc.	827,484	87,026
*	Welbilt Inc.	3,653,877	86,853
	Kennametal Inc.	2,380,752	85,493
*	Shift4 Payments Inc. Class A	1,464,755	84,853
	Otter Tail Corp.	1,183,330	84,513
	Belden Inc.	1,282,663	84,309
	Terex Corp.	1,887,182	82,942
*	Bloom Energy Corp. Class A	3,780,094	82,897
	ArcBest Corp.	691,108	82,829
	Albany International Corp. Class A	921,488	81,506
*	Vicor Corp.	637,293	80,923
*	Masonite International Corp.	673,178	79,401
*,1	CryoPort Inc.	1,331,274	78,771
	Encore Wire Corp.	548,722	78,522
	ABM Industries Inc.	1,913,248	78,156
*	Atlas Air Worldwide Holdings Inc.	824,636	77,615
*	Hub Group Inc. Class A	917,291	77,273
	Werner Enterprises Inc.	1,616,460	77,040
*	Dycom Industries Inc.	815,331	76,445
	Kadant Inc.	329,785	76,009
*	Alight Inc. Class A	6,977,271	75,424
	Federal Signal Corp.	1,737,930	75,322
*,1	Virgin Galactic Holdings Inc.	5,502,184	73,619
*	SPX Corp.	1,227,593	73,263
	Trinity Industries Inc.	2,355,972	71,150
	Brady Corp. Class A	1,305,161	70,348
*	GMS Inc.	1,165,355	70,049
*,1	Flywire Corp.	1,822,415	69,361
*	Hayward Holdings Inc.	2,637,080	69,171
		Shares	Market Value• ($000)
*	Kratos Defense & Security Solutions Inc.	3,507,712	68,050
	Moog Inc. Class A	832,398	67,399
*	JELD-WEN Holding Inc.	2,477,693	65,312
*	Verra Mobility Corp. Class A	4,199,950	64,805
	Mueller Water Products Inc. Class A	4,489,020	64,642
	EnPro Industries Inc.	586,811	64,590
	Barnes Group Inc.	1,368,706	63,768
	ESCO Technologies Inc.	704,375	63,387
*	Gibraltar Industries Inc.	929,576	61,984
*	Allegheny Technologies Inc.	3,622,393	57,705
	Maxar Technologies Inc.	1,947,074	57,497
	ManTech International Corp. Class A	787,347	57,421
*,1	Nikola Corp.	5,787,596	57,124
	McGrath RentCorp	693,820	55,686
*	CBIZ Inc.	1,407,862	55,076
	CSW Industrials Inc.	448,893	54,253
*	Green Dot Corp. Class A	1,486,868	53,884
*	O-I Glass Inc.	4,462,566	53,685
*	MYR Group Inc.	475,848	52,605
	ICF International Inc.	507,074	52,000
	Patrick Industries Inc.	644,176	51,979
*	NV5 Global Inc.	371,608	51,326
*	Ferro Corp.	2,346,254	51,219
	Greif Inc. Class A	847,057	51,137
	Granite Construction Inc.	1,309,969	50,696
*	Montrose Environmental Group Inc.	712,221	50,219
	Alamo Group Inc.	338,785	49,862
*	Air Transport Services Group Inc.	1,693,948	49,768
*	Meritor Inc.	1,991,598	49,352
*	Veritiv Corp.	395,863	48,521
	TTEC Holdings Inc.	533,420	48,301
	Lindsay Corp.	313,571	47,663
	Shyft Group Inc.	951,243	46,735
*	Gates Industrial Corp. plc	2,915,593	46,387
	Mesa Laboratories Inc.	141,153	46,311
*	Ranpak Holdings Corp. Class A	1,231,219	46,269
	TriMas Corp.	1,220,883	45,173

49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	OSI Systems Inc.	484,350	45,141
*	Aspen Aerogels Inc.	889,629	44,295
	Astec Industries Inc.	613,540	42,500
*	AeroVironment Inc.	671,416	41,648
*	TaskUS Inc. Class A	769,449	41,519
	Kforce Inc.	549,992	41,370
	Griffon Corp.	1,448,198	41,245
	Tennant Co.	501,408	40,634
	Greenbrier Cos. Inc.	884,322	40,582
*	Repay Holdings Corp. Class A	2,189,112	39,995
*	Proto Labs Inc.	778,596	39,981
	Schneider National Inc. Class B	1,479,472	39,813
*	ZipRecruiter Inc. Class A	1,596,231	39,810
	H&E Equipment Services Inc.	876,394	38,798
	Deluxe Corp.	1,206,852	38,752
	Standex International Corp.	348,265	38,539
*	Donnelley Financial Solutions Inc.	792,249	37,347
*	AAR Corp.	955,752	37,303
	AZZ Inc.	673,058	37,213
*	PGT Innovations Inc.	1,629,381	36,645
	ADT Inc.	4,329,244	36,409
*	FARO Technologies Inc.	516,703	36,180
	Columbus McKinnon Corp.	768,497	35,551
	Primoris Services Corp.	1,465,637	35,146
	Enerpac Tool Group Corp. Class A	1,731,136	35,107
*	Evo Payments Inc. Class A	1,347,771	34,503
	Kaman Corp.	792,645	34,203
*,1	Marqeta Inc. Class A	1,981,835	34,028
*	CoreCivic Inc.	3,381,659	33,715
	Apogee Enterprises Inc.	687,169	33,087
*	Triumph Group Inc.	1,763,023	32,669
*	Cimpress plc	445,288	31,887
	Pitney Bowes Inc.	4,718,356	31,283
*	Cornerstone Building Brands Inc.	1,793,393	31,277
*	Energy Recovery Inc.	1,452,044	31,204
*	Huron Consulting Group Inc.	622,781	31,077
*,1	Aurora Innovation Inc.	2,739,033	30,841
*	American Woodmark Corp.	467,449	30,478
*,1	Desktop Metal Inc. Class A	6,144,196	30,414
		Shares	Market Value• ($000)
	Marten Transport Ltd.	1,653,269	28,370
*	Cross Country Healthcare Inc.	1,020,354	28,325
*	TrueBlue Inc.	1,020,212	28,229
*	Great Lakes Dredge & Dock Corp.	1,766,202	27,765
*	Core & Main Inc. Class A	910,395	27,621
*	Construction Partners Inc. Class A	938,190	27,592
	Gorman-Rupp Co.	595,244	26,518
*	BlueLinx Holdings Inc.	275,921	26,422
	Wabash National Corp.	1,337,469	26,107
*	First Advantage Corp.	1,298,271	24,719
	Heidrick & Struggles International Inc.	557,140	24,364
	Douglas Dynamics Inc.	623,481	24,353
*	Conduent Inc.	4,498,577	24,022
*,1	Mirion Technologies Inc.	2,263,704	23,701
	Quanex Building Products Corp.	948,578	23,506
	Heartland Express Inc.	1,344,573	22,616
*	GreenSky Inc. Class A	1,985,027	22,550
*	RR Donnelley & Sons Co.	2,001,431	22,536
*	BTRS Holdings Inc. Class A	2,849,883	22,286
*,1	PureCycle Technologies Inc.	2,309,138	22,098
*,1	Hyliion Holdings Corp.	3,471,104	21,521
	Chase Corp.	215,986	21,504
*,1	Latch Inc.	2,830,909	21,430
	Insteel Industries Inc.	533,587	21,242
*	BrightView Holdings Inc.	1,505,101	21,192
*	Napco Security Technologies Inc.	422,379	21,110
	Myers Industries Inc.	1,048,842	20,987
*,1	Danimer Scientific Inc.	2,434,321	20,740
*	Sterling Construction Co. Inc.	778,196	20,467
*	Forterra Inc.	837,310	19,911
*	Titan Machinery Inc.	579,374	19,519
*	Forrester Research Inc.	324,971	19,086
	International Seaways Inc.	1,285,706	18,874
	CRA International Inc.	202,089	18,867

50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Transcat Inc.	203,630	18,822
*	SP Plus Corp.	662,015	18,682
*	Advantage Solutions Inc.	2,238,939	17,956
	VSE Corp.	291,711	17,777
*	Manitowoc Co. Inc.	940,165	17,478
*,1	Workhorse Group Inc.	3,993,175	17,410
*	Yellow Corp.	1,367,052	17,211
*	Loyalty Ventures Inc.	563,787	16,953
*	PAE Inc.	1,706,035	16,941
*	Enovix Corp.	619,211	16,892
*,1	Custom Truck One Source Inc.	2,101,525	16,812
	Argan Inc.	426,094	16,486
	Kelly Services Inc. Class A	976,875	16,382
*	Thermon Group Holdings Inc.	953,664	16,146
	Resources Connection Inc.	902,634	16,103
*,1	Skillsoft Corp.	1,716,308	15,704
*	Titan International Inc.	1,428,714	15,659
*	Franklin Covey Co.	337,690	15,655
*	CIRCOR International Inc.	567,028	15,412
	Ennis Inc.	752,051	14,688
	Cass Information Systems Inc.	373,170	14,673
*	Cantaloupe Inc.	1,644,546	14,604
*,1	Blade Air Mobility Inc.	1,651,127	14,579
*,1	CS Disco Inc.	406,883	14,546
*	Ducommun Inc.	309,233	14,463
*	Hillman Solutions Corp.	1,336,584	14,368
*	Vectrus Inc.	313,424	14,345
	Barrett Business Services Inc.	207,068	14,300
*	Paya Holdings Inc.	2,249,605	14,262
*	Modine Manufacturing Co.	1,406,735	14,194
*	Payoneer Global Inc.	1,927,976	14,171
*	International Money Express Inc.	884,570	14,118
	Miller Industries Inc.	422,123	14,099
*	Tutor Perini Corp.	1,131,073	13,991
*,1	Paymentus Holdings Inc. Class A	399,835	13,986
*	Babcock & Wilcox Enterprises Inc.	1,474,680	13,302
*	Daseke Inc.	1,310,814	13,161
*,1	Velodyne Lidar Inc.	2,822,003	13,094
	REV Group Inc.	921,448	13,038
		Shares	Market Value• ($000)
*,1	AvidXchange Holdings Inc.	857,701	12,917
	Allied Motion Technologies Inc.	350,082	12,774
	Pactiv Evergreen Inc.	995,789	12,627
*,1	Joby Aviation Inc.	1,719,513	12,552
*	Vishay Precision Group Inc.	335,165	12,441
	National Presto Industries Inc.	150,334	12,332
*	DXP Enterprises Inc.	478,217	12,276
*	Atlanticus Holdings Corp.	171,756	12,250
[1]	Eagle Bulk Shipping Inc.	262,857	11,960
*	IES Holdings Inc.	235,697	11,936
*	Willdan Group Inc.	335,760	11,819
	Hyster-Yale Materials Handling Inc.	286,209	11,763
*	Vivint Smart Home Inc.	1,177,444	11,515
	Information Services Group Inc.	1,442,453	10,991
*	PFSweb Inc.	840,934	10,831
*	HireRight Holdings Corp.	676,654	10,826
*,1	View Inc.	2,746,998	10,741
	Kronos Worldwide Inc.	663,432	9,958
*	Radiant Logistics Inc.	1,348,881	9,833
*	Luna Innovations Inc.	1,117,437	9,431
*	ShotSpotter Inc.	314,458	9,283
	Perella Weinberg Partners Class A	689,931	8,872
*,1	Eos Energy Enterprises Inc.	1,146,168	8,619
*,1	Sarcos Technology & Robotics Corp.	827,715	8,261
*,1	Proterra Inc.	934,011	8,247
*	I3 Verticals Inc. Class A	360,183	8,209
*	Sterling Check Corp.	398,023	8,163
*,1	Velo3D Inc.	1,042,297	8,140
*	Archer Aviation Inc. Class A	1,344,181	8,119
*	Astronics Corp.	651,406	7,817
*	DHI Group Inc.	1,241,409	7,746
*	Covenant Logistics Group Inc. Class A	287,706	7,604
*,1	Infrastructure & Energy Alternatives Inc.	818,153	7,527
*	Atlas Technical Consultants Inc. Class A	880,011	7,410
*,1	Lightning eMotors Inc.	1,220,193	7,333
	Powell Industries Inc.	248,614	7,332

51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Park Aerospace Corp.	544,146	7,183
*	Blue Bird Corp.	456,096	7,133
*	Lawson Products Inc.	129,478	7,089
*,1	Rekor Systems Inc.	1,063,950	6,969
*	Commercial Vehicle Group Inc.	850,080	6,852
*	Acacia Research Corp.	1,326,212	6,803
	United States Lime & Minerals Inc.	52,084	6,720
*,1	Ipsidy Inc.	440,934	6,186
*	Concrete Pumping Holdings Inc.	737,042	6,044
*	AerSale Corp.	320,692	5,689
*	Huttig Building Products Inc.	513,867	5,688
*	PAM Transportation Services Inc.	79,803	5,667
*,1	Byrna Technologies Inc.	419,584	5,601
*	Horizon Global Corp.	689,607	5,503
*	CECO Environmental Corp.	843,032	5,252
	Park-Ohio Holdings Corp.	239,809	5,077
*	INNOVATE Corp.	1,371,804	5,076
	Hurco Cos. Inc.	168,308	4,999
	LSI Industries Inc.	728,530	4,998
*	Iteris Inc.	1,202,500	4,810
*,1	Electric Last Mile Solutions I	675,715	4,750
*,1	Agrify Corp.	514,560	4,734
*,1	Enjoy Technology Inc.	1,024,765	4,734
*	USA Truck Inc.	230,660	4,586
*,1	BitNile Holdings Inc.	3,545,981	4,220
	Preformed Line Products Co.	64,220	4,155
*	EVI Industries Inc.	132,321	4,132
*	DLH Holdings Corp.	198,282	4,108
*	L B Foster Co. Class A	298,585	4,106
*,1	Biotricity Inc.	1,017,800	4,051
	BGSF Inc.	281,551	4,040
*	Smith-Midland Corp.	84,441	3,969
*	Bowman Consulting Group Ltd.	186,636	3,965
*	US Xpress Enterprises Inc. Class A	673,748	3,955
*	Hudson Technologies Inc.	885,055	3,930
*	Mistras Group Inc.	526,942	3,915
*,1	Orbital Energy Group Inc.	1,787,249	3,914
	HireQuest Inc.	187,428	3,779
[1]	Cadre Holdings Inc.	146,800	3,732
	Graham Corp.	298,776	3,717
		Shares	Market Value• ($000)
*,1	BlackSky Technology Inc.	826,929	3,713
*	Quad/Graphics Inc.	927,674	3,711
*	Gencor Industries Inc.	320,529	3,696
*	Performant Financial Corp.	1,516,169	3,654
*,1	Xos Inc.	1,155,900	3,641
	Universal Logistics Holdings Inc.	190,758	3,598
*	Twin Disc Inc.	326,824	3,582
	ARC Document Solutions Inc.	1,010,004	3,535
*	Berkshire Grey Inc.	635,053	3,493
*	Overseas Shipholding Group Inc. Class A	1,786,833	3,359
*,1	Rocket Lab USA Inc.	272,041	3,341
*,1	AEye Inc.	662,400	3,206
*,1	Redwire Corp.	472,800	3,191
*	Target Hospitality Corp.	877,991	3,126
*	Orion Group Holdings Inc.	803,756	3,030
*	Orion Energy Systems Inc.	832,365	3,013
	Greif Inc. Class B	49,750	2,974
*	Mayville Engineering Co. Inc.	195,710	2,918
*,1	Energous Corp.	2,204,696	2,756
*	Hill International Inc.	1,410,112	2,750
*	Karat Packaging Inc.	133,764	2,703
*	Usio Inc.	615,890	2,685
*	ServiceSource International Inc.	2,687,550	2,661
*,1	MICT Inc.	3,146,889	2,612
*,1	Wrap Technologies Inc.	643,539	2,529
*	Manitex International Inc.	396,585	2,522
*,1	AgEagle Aerial Systems Inc.	1,557,699	2,446
*	CPI Card Group Inc.	129,785	2,407
*	Willis Lease Finance Corp.	62,993	2,372
*,1	IZEA Worldwide Inc.	1,752,080	2,348
*,1	Katapult Holdings Inc.	696,343	2,347
*	Soluna Holdings Inc.	214,527	2,308
*	Frequency Electronics Inc.	228,179	2,250
*	Priority Technology Holdings Inc.	316,750	2,243
*	Limbach Holdings Inc.	230,117	2,071
*	RF Industries Ltd.	249,088	1,993
*,1	Alpha Pro Tech Ltd.	331,541	1,979

52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Innovative Solutions & Support Inc.	297,872	1,954
*,1	Spire Global Inc.	576,233	1,948
*	Ultralife Corp.	320,851	1,938
*,1	Momentus Inc.	458,805	1,918
*	Hudson Global Inc.	66,317	1,911
*	VirTra Inc.	262,879	1,840
*	StarTek Inc.	351,627	1,835
*	Core Molding Technologies Inc.	209,461	1,783
*	GEE Group Inc.	3,039,188	1,732
*	Lightbridge Corp.	247,133	1,637
*	RCM Technologies Inc.	227,673	1,621
*,1	AIkido Pharma Inc.	2,685,084	1,576
*	Shapeways Holdings Inc.	414,937	1,539
*	LS Starrett Co. Class A	164,541	1,538
*,1	Coda Octopus Group Inc.	183,570	1,469
*,1	LightPath Technologies Inc. Class A	592,317	1,445
*	Williams Industrial Services Group Inc.	468,703	1,401
*	Paysign Inc.	865,624	1,385
*,1	Astra Space Inc.	195,910	1,358
*,1	Digital Ally Inc.	1,260,808	1,349
*	Volt Information Sciences Inc.	458,889	1,335
*,1	Odyssey Marine Exploration Inc.	246,016	1,279
*,1	FreightCar America Inc.	345,280	1,274
*	CPI Aerostructures Inc.	436,753	1,192
*,1	GreenBox POS	281,786	1,183
*	Armstrong Flooring Inc.	588,752	1,166
*	Sono-Tek Corp.	157,600	1,157
*	Research Solutions Inc.	465,675	1,146
*	Toughbuilt Industries Inc.	3,109,404	1,135
*,1	Evolv Technologies Holdings Inc.	250,371	1,117
	Where Food Comes From Inc.	65,820	942
*	Team Inc.	847,688	924
*	DSS Inc.	1,373,943	923
*	IHS Holding Ltd.	62,141	876
*	Broadwind Inc.	453,583	853
*	Astrotech Corp.	1,252,495	852
*,1	ENGlobal Corp.	639,421	844
*	Air T Inc.	32,860	826
		Shares	Market Value• ($000)
*	ClearSign Technologies Corp.	588,394	812
[1]	Pioneer Power Solutions Inc.	107,157	804
*	Wireless Telecom Group Inc.	339,257	746
*,1	TOMI Environmental Solutions Inc.	447,022	738
*,1	Applied DNA Sciences Inc.	178,430	717
*,1	Fuel Tech Inc.	509,027	713
*	Air Industries Group	747,738	678
*	Ballantyne Strong Inc.	226,990	656
*	Sypris Solutions Inc.	260,226	640
*,1	ALJ Regional Holdings Inc.	336,903	613
*,1	Polar Power Inc.	161,430	578
*,1	Legalzoom.com Inc.	33,951	546
*	AmpliTech Group Inc.	132,700	523
	Espey Manufacturing & Electronics Corp.	36,520	519
	Taitron Components Inc. Class A	126,100	507
	Autoscope Technologies Corp.	79,282	497
*	Moneylion Inc.	100,558	405
*,1	Markforged Holding Corp.	65,000	349
*	Cemtrex Inc.	375,912	308
*,1	Bio-key International Inc.	138,179	303
*,1	OLB Group Inc.	109,700	291
*	Jewett-Cameron Trading Co. Ltd.	32,960	278
*,1	SG Blocks Inc.	122,327	230
*	Socket Mobile Inc.	53,500	218
*,1	Energy Focus Inc.	48,431	207
*,1	Microvast Holdings Inc.	32,339	183
*	LGL Group Inc.	13,749	157
*,1	ShiftPixy Inc.	114,467	134
*	P&F Industries Inc. Class A	19,462	119
*	Servotronics Inc.	8,333	106
*,1	Staffing 360 Solutions Inc.	89,436	82
*	Remitly Global Inc.	3,469	72
*	Schmitt Industries Inc.	5,581	31
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	2
	Ardagh Group SA Class A	37	1

53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Electro-Sensors Inc.	107	1
*,2	Patriot National Inc.	129,819	—
			175,828,999
Real Estate (3.7%)
	American Tower Corp.	12,942,885	3,785,794
	Prologis Inc.	21,022,435	3,539,337
[1]	Crown Castle International Corp.	12,282,528	2,563,855
	Equinix Inc.	2,559,026	2,164,527
	Public Storage	4,235,630	1,586,498
	Simon Property Group Inc.	9,339,458	1,492,165
	Digital Realty Trust Inc.	8,065,235	1,426,498
	SBA Communications Corp.	3,091,181	1,202,531
	Realty Income Corp.	16,077,913	1,151,018
	Welltower Inc.	12,371,004	1,061,061
	AvalonBay Communities Inc.	3,970,984	1,003,031
	Alexandria Real Estate Equities Inc.	4,402,477	981,576
*	CBRE Group Inc. Class A	9,035,282	980,418
	Equity Residential	10,124,739	916,289
*	CoStar Group Inc.	11,224,266	887,054
	Weyerhaeuser Co.	21,285,089	876,520
	Extra Space Storage Inc.	3,805,213	862,756
	Invitation Homes Inc.	16,955,214	768,749
	Mid-America Apartment Communities Inc.	3,272,444	750,830
	Sun Communities Inc.	3,394,894	712,826
	Duke Realty Corp.	10,819,591	710,198
	Essex Property Trust Inc.	1,850,203	651,697
	Ventas Inc.	11,345,465	579,980
	Healthpeak Properties Inc.	15,317,219	552,798
	VICI Properties Inc.	17,870,734	538,088
	UDR Inc.	8,785,871	527,064
	Camden Property Trust	2,904,470	518,971
	Boston Properties Inc.	3,995,277	460,176
	WP Carey Inc.	5,291,271	434,149
	Kimco Realty Corp.	17,521,186	431,897
	Iron Mountain Inc.	8,228,225	430,583
	Equity LifeStyle Properties Inc.	4,700,121	412,013
	Medical Properties Trust Inc.	16,943,853	400,383
		Shares	Market Value• ($000)
*	Jones Lang LaSalle Inc.	1,434,325	386,321
	Regency Centers Corp.	4,865,824	366,640
	Life Storage Inc.	2,331,152	357,086
*	Host Hotels & Resorts Inc.	20,297,189	352,968
	CubeSmart	6,166,887	350,958
	Rexford Industrial Realty Inc.	4,303,238	349,036
	American Homes 4 Rent Class A	7,585,506	330,804
	CyrusOne Inc.	3,607,110	323,630
	Gaming & Leisure Properties Inc.	6,430,945	312,930
	Federal Realty Investment Trust	2,210,773	301,373
	Lamar Advertising Co. Class A	2,467,307	299,284
	EastGroup Properties Inc.	1,157,273	263,685
	Americold Realty Trust	7,581,846	248,609
	First Industrial Realty Trust Inc.	3,699,771	244,925
	Apartment Income REIT Corp.	4,457,847	243,710
	National Retail Properties Inc.	4,988,762	239,810
	STORE Capital Corp.	6,970,840	239,797
	STAG Industrial Inc.	4,971,865	238,451
	American Campus Communities Inc.	3,960,511	226,898
	Kilroy Realty Corp.	3,308,953	219,913
	Vornado Realty Trust	5,177,391	216,726
	Brixmor Property Group Inc.	8,444,901	214,585
	Healthcare Trust of America Inc. Class A	6,279,092	209,659
	Omega Healthcare Investors Inc.	6,787,423	200,840
*	Zillow Group Inc. Class C	3,087,747	197,153
*,1	Opendoor Technologies Inc.	13,059,513	190,799
*	Zillow Group Inc. Class A	2,961,288	184,251
	Terreno Realty Corp.	2,128,095	181,505
	Innovative Industrial Properties Inc.	679,968	178,770
	Cousins Properties Inc.	4,223,411	170,119
	Spirit Realty Capital Inc.	3,502,804	168,800
	Rayonier Inc.	4,072,394	164,362
	Douglas Emmett Inc.	4,738,771	158,749

54

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	National Storage Affiliates Trust	2,283,436	158,014
	Agree Realty Corp.	1,982,012	141,436
*	Ryman Hospitality Properties Inc.	1,487,583	136,798
	SL Green Realty Corp.	1,897,879	136,078
	Kite Realty Group Trust	6,231,734	135,727
	Healthcare Realty Trust Inc.	4,194,495	132,714
	Highwoods Properties Inc.	2,967,406	132,317
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,407,407	127,881
	LXP Industrial Trust	8,039,038	125,570
*	DigitalBridge Group Inc.	14,601,917	121,634
*	Park Hotels & Resorts Inc.	6,393,192	120,703
*	Howard Hughes Corp.	1,175,042	119,596
	Physicians Realty Trust	6,245,522	117,603
	Outfront Media Inc.	4,142,180	111,093
*	Redfin Corp.	2,848,563	109,356
	PotlatchDeltic Corp.	1,811,668	109,099
	Broadstone Net Lease Inc.	4,360,519	108,228
	PS Business Parks Inc.	586,078	107,938
	Hudson Pacific Properties Inc.	4,333,699	107,086
	EPR Properties	2,125,420	100,936
	JBG SMITH Properties	3,506,235	100,664
	Essential Properties Realty Trust Inc.	3,455,515	99,622
	Macerich Co.	5,755,710	99,459
	Apple Hospitality REIT Inc.	6,146,670	99,269
	Uniti Group Inc.	6,708,596	93,987
*	Cushman & Wakefield plc	4,128,840	91,825
	Newmark Group Inc. Class A	4,887,393	91,394
	Corporate Office Properties Trust	3,195,388	89,375
	Sabra Health Care REIT Inc.	6,505,325	88,082
*	Equity Commonwealth	3,276,634	84,865
	Pebblebrook Hotel Trust	3,739,527	83,653
	SITE Centers Corp.	5,136,302	81,308
		Shares	Market Value• ($000)
	Kennedy-Wilson Holdings Inc.	3,361,218	80,266
	Independence Realty Trust Inc.	2,992,647	77,300
*	Sunstone Hotel Investors Inc.	6,272,320	73,574
	National Health Investors Inc.	1,233,509	70,890
	RLJ Lodging Trust	4,725,855	65,831
	Brandywine Realty Trust	4,875,048	65,423
	Piedmont Office Realty Trust Inc. Class A	3,536,088	64,993
	Retail Opportunity Investments Corp.	3,285,719	64,400
	Four Corners Property Trust Inc.	2,185,285	64,269
	eXp World Holdings Inc.	1,887,048	63,575
*,1	Compass Inc. Class A	6,933,491	63,025
	CareTrust REIT Inc.	2,748,091	62,739
	Washington REIT	2,406,862	62,217
	Urban Edge Properties	3,170,419	60,238
*	Xenia Hotels & Resorts Inc.	3,253,929	58,929
*	DiamondRock Hospitality Co.	6,002,990	57,689
	Easterly Government Properties Inc. Class A	2,445,461	56,050
*	Realogy Holdings Corp.	3,316,695	55,754
	Monmouth Real Estate Investment Corp.	2,651,459	55,707
	Acadia Realty Trust	2,526,011	55,143
	NexPoint Residential Trust Inc.	650,732	54,551
[1]	Tanger Factory Outlet Centers Inc.	2,807,251	54,124
	American Assets Trust Inc.	1,378,443	51,733
[1]	InvenTrust Properties Corp.	1,815,354	49,487
	Alexander & Baldwin Inc.	1,963,456	49,263
	St. Joe Co.	919,548	47,862
	Industrial Logistics Properties Trust	1,857,153	46,522
	Safehold Inc.	563,820	45,021
	Global Net Lease Inc.	2,943,588	44,978
	Centerspace	404,611	44,871
	Paramount Group Inc.	5,294,861	44,159

55

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Empire State Realty Trust Inc. Class A	4,907,755	43,679
	Service Properties Trust	4,694,523	41,265
*	Veris Residential Inc.	2,204,564	40,520
	LTC Properties Inc.	1,110,407	37,909
*	Marcus & Millichap Inc.	731,340	37,635
	Getty Realty Corp.	1,094,835	35,133
	Office Properties Income Trust	1,383,251	34,360
	UMH Properties Inc.	1,247,888	34,105
	RPT Realty	2,411,202	32,262
	Community Healthcare Trust Inc.	675,203	31,917
	American Finance Trust Inc. Class A	3,482,994	31,800
*	Apartment Investment & Management Co. Class A	4,073,623	31,448
	Gladstone Land Corp.	924,200	31,201
	Global Medical REIT Inc.	1,734,543	30,788
	Plymouth Industrial REIT Inc.	938,524	30,033
*	Orion Office REIT Inc.	1,538,897	28,731
*	Summit Hotel Properties Inc.	2,881,364	28,122
*	Radius Global Infrastructure Inc.	1,738,443	27,989
	Gladstone Commercial Corp.	1,073,949	27,676
	Armada Hoffler Properties Inc.	1,754,632	26,705
	Preferred Apartment Communities Inc.	1,430,856	25,841
	GEO Group Inc.	3,291,250	25,507
	City Office REIT Inc.	1,177,279	23,216
	NETSTREIT Corp.	995,124	22,788
*	Douglas Elliman Inc.	1,860,390	21,394
	Diversified Healthcare Trust	6,890,667	21,292
	Universal Health Realty Income Trust	354,893	21,105
	Bluerock Residential Growth REIT Inc. Class A	746,308	19,695
	Saul Centers Inc.	366,855	19,451
	Ares Commercial Real Estate Corp.	1,291,539	18,779
*	Chatham Lodging Trust	1,343,804	18,437
*,1	CBL & Associates Properties Inc.	567,300	17,700
*	CorePoint Lodging Inc.	1,090,453	17,120
		Shares	Market Value• ($000)
	Franklin Street Properties Corp.	2,758,628	16,414
	Urstadt Biddle Properties Inc. Class A	769,274	16,386
	RE/MAX Holdings Inc. Class A	518,668	15,814
	One Liberty Properties Inc.	445,242	15,708
	Phillips Edison & Co. Inc.	473,656	15,650
	RMR Group Inc. Class A	442,978	15,362
	Alexander's Inc.	58,505	15,229
	Whitestone REIT	1,339,431	13,568
*	Bridge Investment Group Holdings Inc. Class A	536,905	13,407
	Farmland Partners Inc.	1,088,998	13,014
*	Tejon Ranch Co.	633,019	12,078
	CatchMark Timber Trust Inc. Class A	1,357,461	11,823
*	Seritage Growth Properties Class A	871,418	11,564
*	Forestar Group Inc.	506,605	11,019
	CTO Realty Growth Inc.	164,401	10,098
	Postal Realty Trust Inc. Class A	503,103	9,961
*	Hersha Hospitality Trust Class A	1,071,995	9,830
*	Ashford Hospitality Trust Inc.	963,193	9,247
*	FRP Holdings Inc.	155,398	8,982
*,1	Braemar Hotels & Resorts Inc.	1,751,422	8,932
*,1	Offerpad Solutions Inc.	1,271,837	8,140
	Indus Realty Trust Inc.	96,347	7,810
*	Stratus Properties Inc.	206,151	7,539
	BRT Apartments Corp.	311,104	7,463
	Cedar Realty Trust Inc.	285,758	7,175
*	Power REIT	84,433	5,817
	Alpine Income Property Trust Inc.	274,615	5,503
*	Vidler Water Resouces Inc.	444,916	5,375
*	Fathom Holdings Inc.	206,487	4,225
	New York City REIT Inc. Class A	380,218	4,034
	Clipper Realty Inc.	405,295	4,029
	Retail Value Inc.	594,080	3,814

56

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Urstadt Biddle Properties Inc.	179,571	3,441
	CIM Commercial Trust Corp.	391,836	2,880
*	Rafael Holdings Inc. Class B	531,859	2,712
*	Maui Land & Pineapple Co. Inc.	185,158	1,844
	Global Self Storage Inc.	319,661	1,819
*	Pennsylvania REIT	1,593,485	1,625
*	Altisource Portfolio Solutions SA	144,667	1,623
*	Trinity Place Holdings Inc.	753,758	1,387
	CorEnergy Infrastructure Trust Inc.	403,190	1,262
*	AMREP Corp.	73,876	1,123
*,1	WeWork Inc.	120,274	1,034
*	Comstock Holding Cos. Inc. Class A	164,051	799
*,2	Spirit MTA REIT	2,854,330	764
*	Sotherly Hotels Inc.	337,859	706
*,1	Harbor Custom Development Inc.	238,273	627
	Presidio Property Trust Inc. Class A	110,319	430
*	Avalon GloboCare Corp.	503,819	413
*	Alset EHome International Inc.	486,512	271
*	Wheeler REIT Inc.	130,830	254
*,2	New York REIT Liquidating LLC	19,100	220
*	JW Mays Inc.	2,922	119
			50,354,335
Technology (28.9%)
	Apple Inc.	442,969,284	78,658,056
	Microsoft Corp.	213,382,662	71,764,857
*	Alphabet Inc. Class A	8,547,474	24,762,374
*	Meta Platforms Inc. Class A	67,251,688	22,620,105
*	Alphabet Inc. Class C	7,677,584	22,215,780
	NVIDIA Corp.	67,499,669	19,852,328
*	Adobe Inc.	13,522,501	7,668,069
	Broadcom Inc.	11,113,202	7,394,836
*	salesforce.com Inc.	26,432,252	6,717,228
	Intel Corp.	115,586,332	5,952,696
	QUALCOMM Inc.	31,831,280	5,820,986
	Intuit Inc.	8,047,618	5,176,389
	Texas Instruments Inc.	26,246,724	4,946,720
*	Advanced Micro Devices Inc.	34,321,894	4,938,921
	Oracle Corp.	46,616,042	4,065,385
	Applied Materials Inc.	25,662,203	4,038,204
		Shares	Market Value• ($000)
*	ServiceNow Inc.	5,655,685	3,671,162
	International Business Machines Corp.	25,486,833	3,406,570
	Micron Technology Inc.	31,792,741	2,961,494
	Lam Research Corp.	4,001,637	2,877,777
	Analog Devices Inc.	15,273,478	2,684,619
*	Snowflake Inc. Class A	7,696,609	2,607,226
	Marvell Technology Inc.	23,408,563	2,048,015
	KLA Corp.	4,309,336	1,853,488
*	Autodesk Inc.	6,248,264	1,756,949
*	Snap Inc. Class A	34,672,068	1,630,627
*	Synopsys Inc.	4,335,159	1,597,506
*	Workday Inc. Class A	5,484,935	1,498,375
	TE Connectivity Ltd.	9,273,074	1,496,118
	Xilinx Inc.	7,045,984	1,493,960
	Amphenol Corp. Class A	16,995,701	1,486,444
*	Palo Alto Networks Inc.	2,663,971	1,483,192
	Roper Technologies Inc.	2,998,206	1,474,698
*	Cadence Design Systems Inc.	7,876,559	1,467,797
*	Fortinet Inc.	3,950,027	1,419,640
	Microchip Technology Inc.	15,769,912	1,372,929
	Cognizant Technology Solutions Corp. Class A	14,926,545	1,324,283
*	Twilio Inc. Class A	4,787,524	1,260,747
*	Datadog Inc. Class A	6,944,261	1,236,842
	HP Inc.	32,755,850	1,233,913
*	Crowdstrike Holdings Inc. Class A	5,557,806	1,137,961
*	Zoom Video Communications Inc. Class A	5,852,097	1,076,259
*	EPAM Systems Inc.	1,531,523	1,023,747
*	Match Group Inc.	7,643,647	1,010,872
*	ANSYS Inc.	2,479,931	994,750
*	MongoDB Inc.	1,786,875	945,882
*	Okta Inc.	4,195,433	940,490
*	Twitter Inc.	21,590,638	933,147
*	Cloudflare Inc. Class A	7,005,804	921,263
*	Palantir Technologies Inc. Class A	48,769,447	888,092
*	DoorDash Inc. Class A	5,756,335	857,118
*	HubSpot Inc.	1,275,840	840,970

57

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ON Semiconductor Corp.	12,242,960	831,542
	Corning Inc.	21,827,049	812,621
*	DocuSign Inc.	5,311,482	808,992
	CDW Corp.	3,856,784	789,792
*	Zscaler Inc.	2,388,420	767,471
	Teradyne Inc.	4,632,698	757,585
*	Gartner Inc.	2,220,463	742,345
	Skyworks Solutions Inc.	4,700,423	729,224
*	Unity Software Inc.	4,877,423	697,423
	VMware Inc. Class A	5,963,685	691,072
*	VeriSign Inc.	2,682,908	680,976
	Seagate Technology Holdings plc	6,011,144	679,139
*	Tyler Technologies Inc.	1,165,104	626,768
	Monolithic Power Systems Inc.	1,244,669	614,033
*	Paycom Software Inc.	1,450,113	602,072
*	AppLovin Corp. Class A	6,283,957	592,326
	Hewlett Packard Enterprise Co.	37,200,686	586,655
	NetApp Inc.	6,353,868	584,492
*	Pinterest Inc. Class A	15,993,055	581,348
*	Western Digital Corp.	8,856,320	577,521
*	Akamai Technologies Inc.	4,616,252	540,286
	Entegris Inc.	3,848,894	533,380
*	Splunk Inc.	4,591,778	531,361
	SS&C Technologies Holdings Inc.	6,137,846	503,181
*	Nuance Communications Inc.	9,073,706	501,957
*	Qorvo Inc.	3,132,363	489,870
*	Dell Technologies Inc. Class C	7,858,880	441,433
*	ZoomInfo Technologies Inc. Class A	6,875,898	441,433
*	RingCentral Inc. Class A	2,333,967	437,269
*	F5 Inc.	1,740,069	425,812
	NortonLifeLock Inc.	15,708,364	408,103
*	Ceridian HCM Holding Inc.	3,870,980	404,363
*	GoDaddy Inc. Class A	4,723,115	400,804
*	Wolfspeed Inc.	3,302,134	369,080
*	PTC Inc.	3,014,880	365,253
*	Zendesk Inc.	3,436,075	358,348
	Leidos Holdings Inc.	3,987,935	354,527
*	Black Knight Inc.	4,193,470	347,597
*	Dynatrace Inc.	5,666,408	341,968
	Citrix Systems Inc.	3,544,895	335,312
		Shares	Market Value• ($000)
*	Coupa Software Inc.	2,105,057	332,704
*	Synaptics Inc.	1,116,359	323,197
*	UiPath Inc. Class A	7,352,133	317,097
*	Avalara Inc.	2,346,835	303,000
*	Lattice Semiconductor Corp.	3,892,344	299,944
*	IAC/InterActiveCorp	2,264,692	296,018
*	Aspen Technology Inc.	1,903,861	289,768
*	Manhattan Associates Inc.	1,797,995	279,570
	Bentley Systems Inc. Class B	5,777,221	279,213
*	Guidewire Software Inc.	2,367,673	268,802
*	Arrow Electronics Inc.	1,977,774	265,556
*	Five9 Inc.	1,932,451	265,364
*	Smartsheet Inc. Class A	3,401,769	263,467
	Jabil Inc.	3,665,449	257,864
*	Elastic NV	2,093,058	257,634
*	Pure Storage Inc. Class A	7,700,113	250,639
*	Silicon Laboratories Inc.	1,142,459	235,826
*	DXC Technology Co.	7,173,467	230,914
	Azenta Inc.	2,113,377	217,910
	Vertiv Holdings Co. Class A	8,555,371	213,628
	Concentrix Corp.	1,191,927	212,902
*	II-VI Inc.	3,016,199	206,097
*	Dropbox Inc. Class A	8,366,807	205,321
*	Ambarella Inc.	990,274	200,917
	Universal Display Corp.	1,205,579	198,957
*	Nutanix Inc. Class A	6,008,251	191,423
	KBR Inc.	3,987,325	189,876
*	Anaplan Inc.	3,947,444	180,990
*	Rapid7 Inc.	1,527,907	179,819
*	CACI International Inc. Class A	662,615	178,383
	Dolby Laboratories Inc. Class A	1,848,967	176,059
*	Novanta Inc.	963,242	169,848
*	IPG Photonics Corp.	984,734	169,512
*	New Relic Inc.	1,487,956	163,616
*	Semtech Corp.	1,828,423	162,602
*	Asana Inc. Class A	2,163,723	161,306
*	Blackline Inc.	1,497,630	155,065
	CMC Materials Inc.	808,168	154,918
	Power Integrations Inc.	1,633,035	151,693
*	Digital Turbine Inc.	2,477,752	151,118

58

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NCR Corp.	3,755,566	150,974
*	Workiva Inc. Class A	1,155,251	150,749
*	Cirrus Logic Inc.	1,624,388	149,476
*	Varonis Systems Inc.	3,051,304	148,843
*	MaxLinear Inc. Class A	1,963,507	148,029
	National Instruments Corp.	3,369,834	147,161
*	SPS Commerce Inc.	1,022,451	145,546
*	Rogers Corp.	532,404	145,346
*	Ziff Davis Inc.	1,301,465	144,280
*	Tenable Holdings Inc.	2,591,612	142,720
*	Onto Innovation Inc.	1,405,241	142,253
*	Change Healthcare Inc.	6,632,838	141,810
	CDK Global Inc.	3,363,412	140,389
	TD SYNNEX Corp.	1,227,199	140,342
	Science Applications International Corp.	1,635,873	136,743
*	Qualys Inc.	993,392	136,313
*	Procore Technologies Inc.	1,687,511	134,950
*	Diodes Inc.	1,217,003	133,639
	Pegasystems Inc.	1,162,778	130,022
*	Sailpoint Technologies Holdings Inc.	2,646,343	127,924
*	Dun & Bradstreet Holdings Inc.	6,128,331	125,569
*	Fabrinet	1,052,409	124,679
*	DigitalOcean Holdings Inc.	1,551,387	124,623
*	Teradata Corp.	2,930,297	124,450
*	Q2 Holdings Inc.	1,534,644	121,912
*	Perficient Inc.	936,641	121,098
*	SiTime Corp.	409,073	119,670
*	Envestnet Inc.	1,472,656	116,841
	Avnet Inc.	2,818,385	116,202
*	Mandiant Corp.	6,480,941	113,676
*	Upwork Inc.	3,280,922	112,076
*	Alarm.com Holdings Inc.	1,284,885	108,971
*	MACOM Technology Solutions Holdings Inc.	1,385,406	108,477
*	Blackbaud Inc.	1,370,019	108,204
*	Box Inc. Class A	4,093,796	107,217
*	Altair Engineering Inc. Class A	1,371,103	106,014
*	Insight Enterprises Inc.	991,210	105,663
*	Alteryx Inc. Class A	1,702,380	102,994
*	FormFactor Inc.	2,222,500	101,613
*,1	Fastly Inc. Class A	2,839,431	100,658
	Advanced Energy Industries Inc.	1,070,738	97,501
		Shares	Market Value• ($000)
*,1	MicroStrategy Inc. Class A	177,758	96,787
	Switch Inc. Class A	3,266,161	93,543
*	Cargurus Inc. Class A	2,747,355	92,421
*	Kyndryl Holdings Inc.	5,100,990	92,328
*	Rambus Inc.	3,118,229	91,645
*	nCino Inc.	1,650,260	90,533
*	LiveRamp Holdings Inc.	1,839,033	88,182
*	Sprout Social Inc. Class A	971,971	88,148
*	Verint Systems Inc.	1,668,135	87,594
*,1	E2open Parent Holdings Inc.	7,672,934	86,397
	Xerox Holdings Corp.	3,803,851	86,119
*	CommVault Systems Inc.	1,229,545	84,740
*	Cerence Inc.	1,095,655	83,971
	Vishay Intertechnology Inc.	3,769,844	82,446
*	Bumble Inc. Class A	2,378,024	80,520
*	Plexus Corp.	796,606	76,387
*	Momentive Global Inc.	3,599,426	76,128
	Shutterstock Inc.	674,364	74,773
*	3D Systems Corp.	3,449,500	74,302
*	Everbridge Inc.	1,096,784	73,846
*	Appian Corp.	1,129,242	73,638
*	Sanmina Corp.	1,737,931	72,055
*	Yelp Inc. Class A	1,974,474	71,555
*	Jamf Holding Corp.	1,860,208	70,706
*	TechTarget Inc.	736,966	70,498
*	Ultra Clean Holdings Inc.	1,211,602	69,497
	Amkor Technology Inc.	2,777,609	68,857
*	Bottomline Technologies DE Inc.	1,219,093	68,842
*	Allegro MicroSystems Inc.	1,885,975	68,235
*	Vimeo Inc.	3,768,402	67,680
*	PagerDuty Inc.	1,937,511	67,328
	McAfee Corp. Class A	2,597,373	66,986
*	Axcelis Technologies Inc.	898,409	66,985
*	NetScout Systems Inc.	2,006,252	66,367
*	LivePerson Inc.	1,811,535	64,708
*,1	C3.ai Inc. Class A	2,007,747	62,742
*	Magnite Inc.	3,577,896	62,613
*	Duck Creek Technologies Inc.	2,057,005	61,936
*	Zuora Inc. Class A	3,281,732	61,303
*	Allscripts Healthcare Solutions Inc.	3,312,490	61,115

59

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Progress Software Corp.	1,241,569	59,931
*	Appfolio Inc. Class A	494,611	59,878
*	Covetrus Inc.	2,938,377	58,679
	Xperi Holding Corp.	2,971,355	56,188
*	Qualtrics International Inc. Class A	1,536,387	54,388
*	Super Micro Computer Inc.	1,235,645	54,307
*	BigCommerce Holdings Inc.	1,528,086	54,048
*,1	SentinelOne Inc. Class A	1,064,182	53,731
*,1	Confluent Inc. Class A	691,588	52,727
*	Amplitude Inc. Class A	994,761	52,663
*	DoubleVerify Holdings Inc.	1,575,840	52,444
*	Schrodinger Inc.	1,495,382	52,084
	CSG Systems International Inc.	886,339	51,071
*	Cohu Inc.	1,317,518	50,184
	Methode Electronics Inc.	1,020,502	50,178
*	Impinj Inc.	555,350	49,260
*	Ping Identity Holding Corp.	2,136,826	48,891
*	SMART Global Holdings Inc.	658,208	46,726
*	Grid Dynamics Holdings Inc.	1,205,205	45,762
*	Avaya Holdings Corp.	2,283,601	45,215
*	TTM Technologies Inc.	2,795,604	41,654
*	ePlus Inc.	767,238	41,339
*	Veeco Instruments Inc.	1,435,035	40,855
*	JFrog Ltd.	1,369,047	40,661
*,1	HashiCorp Inc. Class A	434,900	39,593
*	PROS Holdings Inc.	1,132,944	39,075
*	Bandwidth Inc. Class A	541,881	38,885
*	Domo Inc. Class B	780,227	38,699
*,1	PAR Technology Corp.	725,024	38,260
*	Eventbrite Inc. Class A	2,168,432	37,817
*	Unisys Corp.	1,830,240	37,648
*	Ichor Holdings Ltd.	809,440	37,259
*	Sumo Logic Inc.	2,666,220	36,154
*	Informatica Inc. Class A	974,499	36,037
*	Alpha & Omega Semiconductor Ltd.	594,018	35,974
*,1	Porch Group Inc.	2,227,645	34,729
		Shares	Market Value• ($000)
*	Vroom Inc.	3,111,294	33,571
*	Yext Inc.	3,268,123	32,420
*	ACM Research Inc. Class A	377,036	32,150
*	Olo Inc. Class A	1,540,826	32,065
	CTS Corp.	869,853	31,941
*	Photronics Inc.	1,651,619	31,133
*	Avid Technology Inc.	955,731	31,128
*	Parsons Corp.	875,475	29,460
	A10 Networks Inc.	1,764,269	29,252
*	Model N Inc.	973,334	29,229
*,1	Skillz Inc. Class A	3,856,288	28,691
*	PDF Solutions Inc.	901,002	28,643
*	Paycor HCM Inc.	986,913	28,433
*	nLight Inc.	1,185,312	28,388
*	CEVA Inc.	624,044	26,984
*,1	Gitlab Inc. Class A	304,454	26,487
*	Consensus Cloud Solutions Inc.	452,295	26,174
	Benchmark Electronics Inc.	944,125	25,586
*	KnowBe4 Inc. Class A	1,114,396	25,564
*	ScanSource Inc.	724,735	25,424
*	PubMatic Inc. Class A	743,572	25,319
*,1	Aeva Technologies Inc.	3,343,540	25,277
*	Agilysys Inc.	560,666	24,927
*,1	MicroVision Inc.	4,720,001	23,647
*	Thoughtworks Holding Inc.	865,989	23,217
*	Squarespace Inc. Class A	774,097	22,836
*,1	Samsara Inc. Class A	795,400	22,359
	American Software Inc. Class A	850,686	22,262
*,1	Toast Inc. Class A	635,651	22,063
*	NeoPhotonics Corp.	1,432,873	22,023
*,1	Freshworks Inc. Class A	833,937	21,899
*,1	Tucows Inc. Class A	259,269	21,732
	Ebix Inc.	702,350	21,351
*,1	Matterport Inc.	1,033,676	21,335
*	Mitek Systems Inc.	1,170,254	20,772
	Simulations Plus Inc.	437,858	20,711
*	Telos Corp.	1,330,133	20,511
*	Alkami Technology Inc.	1,002,043	20,101
*	ChannelAdvisor Corp.	800,233	19,750
*	N-able Inc.	1,764,875	19,590
*,1	CCC Intelligent Solutions Holdings Inc.	1,715,395	19,538
*	Diebold Nixdorf Inc.	2,101,000	19,014
*,1	Veritone Inc.	842,495	18,939

60

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ON24 Inc.	1,081,630	18,766
*,1	Datto Holding Corp.	694,177	18,292
*,1	Digimarc Corp.	451,405	17,821
*,1	Ouster Inc.	3,414,031	17,753
*	Braze Inc. Class A	226,651	17,488
*	Identiv Inc.	599,960	16,883
*	Groupon Inc.	727,221	16,842
[1]	Vivid Seats Inc. Class A	1,527,100	16,615
*,1	Aehr Test Systems	681,104	16,469
	SolarWinds Corp.	1,148,947	16,304
*	OneSpan Inc.	953,338	16,140
*,1	Cyxtera Technologies Inc.	1,180,626	14,888
*	Kimball Electronics Inc.	681,124	14,821
*	SEMrush Holdings Inc. Class A	700,407	14,603
	Hackett Group Inc.	703,805	14,449
*,1	IonQ Inc.	820,400	13,701
*,1	Clear Secure Inc. Class A	422,535	13,255
	PC Connection Inc.	305,972	13,197
*	Upland Software Inc.	719,805	12,913
*	Vertex Inc. Class A	812,212	12,890
*	Expensify Inc. Class A	286,159	12,591
*	Limelight Networks Inc.	3,621,469	12,422
*,1	Rackspace Technology Inc.	906,694	12,213
*,1	Atomera Inc.	598,972	12,051
*,1	indie Semiconductor Inc. Class A	959,946	11,510
	NVE Corp.	166,862	11,397
*	Enfusion Inc. Class A	543,647	11,384
*	Brightcove Inc.	1,108,617	11,330
*	Benefitfocus Inc.	984,491	10,495
*	AXT Inc.	1,158,144	10,203
*	eGain Corp.	994,878	9,929
*	GTY Technology Holdings Inc.	1,455,833	9,754
*,1	Red Violet Inc.	234,813	9,320
*,1	Cleanspark Inc.	971,716	9,251
*	MediaAlpha Inc. Class A	598,704	9,244
*,1	Xometry Inc. Class A	177,983	9,122
*,1	Nextdoor Holdings Inc.	1,140,000	8,995
*	CyberOptics Corp.	193,062	8,977
*,1	Kopin Corp.	2,191,200	8,962
*	Quantum Corp.	1,620,965	8,948
*	TrueCar Inc.	2,596,466	8,828
*	ForgeRock Inc. Class A	310,395	8,284
		Shares	Market Value• ($000)
*,1	Alpine 4 Holdings Inc.	4,269,734	8,198
*	Rimini Street Inc.	1,358,208	8,108
*,1	SmartRent Inc. Class A	826,884	8,004
*	CoreCard Corp.	205,921	7,990
*	Sprinklr Inc. Class A	503,494	7,990
*	Smith Micro Software Inc.	1,589,694	7,821
*	MeridianLink Inc.	349,328	7,538
*	Asure Software Inc.	936,577	7,333
*	EverQuote Inc. Class A	463,139	7,253
*,1	Intapp Inc.	272,438	6,855
*	EMCORE Corp.	978,233	6,828
*	comScore Inc.	1,926,362	6,434
*	Pixelworks Inc.	1,360,829	5,988
*,1	Couchbase Inc.	236,438	5,901
*,1	Phunware Inc.	2,190,620	5,761
*,1	NextNav Inc.	641,600	5,620
*,1	Zeta Global Holdings Corp. Class A	659,450	5,553
*	Innodata Inc.	912,571	5,402
*,1	KULR Technology Group Inc.	1,942,837	5,362
*,1	WM Technology Inc.	893,261	5,342
*	Immersion Corp.	927,552	5,296
*	Daktronics Inc.	1,034,740	5,225
*	AvePoint Inc.	778,650	4,898
*,1	KORE Group Holdings Inc.	719,616	4,850
*,1	VirnetX Holding Corp.	1,835,130	4,771
*,1	Greenidge Generation Holdings Inc.	296,976	4,766
*	Everspin Technologies Inc.	420,060	4,747
*	Synchronoss Technologies Inc.	1,886,342	4,603
*	Computer Task Group Inc.	448,443	4,471
*,1	Nuvve Holding Corp.	321,077	4,277
*	SecureWorks Corp. Class A	263,152	4,203
*,1	Exela Technologies Inc.	4,732,805	4,153
	Richardson Electronics Ltd.	298,587	4,037
*,1	BuzzFeed Inc.	740,107	3,945
*	Viant Technology Inc. Class A	388,628	3,772
*	Issuer Direct Corp.	126,490	3,725
*,1	SkyWater Technology Inc.	217,410	3,526
*	AstroNova Inc.	250,452	3,381
*	inTEST Corp.	262,097	3,334
*	Intevac Inc.	685,231	3,227

61

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Park City Group Inc.	546,003	3,178
*,1	NerdWallet Inc. Class A	187,176	2,911
*	Zedge Inc. Class B	329,626	2,802
*	Arteris Inc.	127,965	2,701
*	TransAct Technologies Inc.	247,478	2,698
*	Amtech Systems Inc.	268,244	2,650
*,1	Waitr Holdings Inc.	3,543,228	2,622
*,1	Stronghold Digital Mining Inc. Class A	199,597	2,565
*,1	Remark Holdings Inc.	2,574,727	2,553
*	Intellicheck Inc.	522,431	2,414
*,1	eMagin Corp.	1,840,738	2,375
*,1	Inpixon	3,857,401	2,314
*,1	Super League Gaming Inc.	969,852	2,289
*,1	Blend Labs Inc. Class A	290,885	2,135
*	GSI Technology Inc.	460,392	2,132
*,1	Boxlight Corp. Class A	1,524,589	2,104
*	Mastech Digital Inc.	119,078	2,033
*,1	1stdibs.com Inc.	162,021	2,027
*,1	Verb Technology Co. Inc.	1,624,862	2,015
*,1	Quantum Computing Inc.	576,947	1,967
*	Steel Connect Inc.	1,313,081	1,825
*,1	SeaChange International Inc.	1,082,170	1,731
*,1	American Virtual Cloud Technologies Inc.	680,707	1,654
*,1	IronNet Inc.	379,700	1,595
*	QuickLogic Corp.	305,351	1,560
*,1	One Stop Systems Inc.	314,266	1,556
*	Key Tronic Corp.	244,100	1,518
*	Research Frontiers Inc.	819,655	1,410
*	Trio-Tech International	104,880	1,409
*,1	Inuvo Inc.	2,563,824	1,359
*	Aware Inc.	424,390	1,337
*,1	Flux Power Holdings Inc.	305,905	1,312
*,1	Cipher Mining Inc.	282,658	1,309
*	NetSol Technologies Inc.	324,880	1,280
*	AutoWeb Inc.	349,274	1,188
*,1	Creatd Inc.	554,557	1,159
*	CSP Inc.	129,793	1,141
*	AudioEye Inc.	162,397	1,140
*	Kubient Inc.	377,509	1,140
*	OMNIQ Corp.	175,600	1,085
*	SigmaTron International Inc.	98,274	1,015
		Shares	Market Value• ($000)
*	Qumu Corp.	459,382	974
*,1	Akerna Corp.	547,065	957
*	GSE Systems Inc.	541,861	927
*	WidePoint Corp.	231,461	910
*,1	Glimpse Group Inc.	85,600	844
*,1	Intrusion Inc.	244,034	839
*	Data I/O Corp.	180,859	834
*	Streamline Health Solutions Inc.	536,995	789
*	Peraso Inc.	176,997	743
*	Crown ElectroKinetics Corp.	184,921	738
*	Rubicon Technology Inc.	80,276	720
*	CVD Equipment Corp.	165,470	682
*	EngageSmart Inc.	27,578	665
*	RealNetworks Inc.	675,168	662
*,1	PetVivo Holdings Inc.	173,200	653
*,1	CYNGN Inc.	134,700	606
*	BTCS Inc.	176,100	553
*,1	BSQUARE Corp.	299,286	512
*,1	Terawulf Inc.	31,426	473
*	Bridgeline Digital Inc.	200,736	454
	SilverSun Technologies Inc.	99,500	443
*	Alfi Inc.	173,138	398
*,1	NXT-ID Inc.	125,063	383
*,1	Weave Communications Inc.	24,444	371
*	Oblong Inc.	351,708	362
*,1	Backblaze Inc. Class A	21,397	361
*	Summit Wireless Technologies Inc.	242,859	338
*	UserTesting Inc.	34,465	290
*	VerifyMe Inc.	84,041	268
*	CynergisTek Inc.	158,445	228
*	Recruiter.com Group Inc.	71,564	187
*	Evolving Systems Inc.	72,375	162
*	EverCommerce Inc.	10,223	161
*	Sigma Labs Inc.	54,433	100
*	Creative Realities Inc.	66,218	93
*,2	Media General Inc. CVR	2,351,648	91
*	Data Storage Corp.	24,445	75
*	Paltalk Inc.	24,400	69
*	Duos Technologies Group Inc.	12,313	63
*	iPower Inc.	25,320	60

62

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Marin Software Inc.	345	1
*,2	Ikonics Corp. CVR	7,226	—
			396,652,125
Telecommunications (2.6%)
	Cisco Systems Inc.	107,877,184	6,836,177
	Comcast Corp. Class A	129,584,186	6,521,972
	Verizon Communications Inc.	107,366,928	5,578,786
	AT&T Inc.	202,950,408	4,992,580
*	Charter Communications Inc. Class A	3,312,233	2,159,477
*	T-Mobile US Inc.	15,974,584	1,852,732
	Motorola Solutions Inc.	4,799,588	1,304,048
*	Arista Networks Inc.	6,550,193	941,590
*	Roku Inc.	3,345,570	763,459
*	Liberty Broadband Corp. Class C	4,236,306	682,469
	Lumen Technologies Inc.	29,108,761	365,315
*	Ciena Corp.	4,402,630	338,870
	Juniper Networks Inc.	9,254,313	330,472
	Cable One Inc.	163,144	287,696
*	DISH Network Corp. Class A	7,020,805	227,755
*	Lumentum Holdings Inc.	1,951,849	206,447
*	Frontier Communications Parent Inc.	6,955,433	205,116
*	Vonage Holdings Corp.	6,823,475	141,860
*	Iridium Communications Inc.	3,380,165	139,567
*	Calix Inc.	1,546,263	123,655
*	Viavi Solutions Inc.	6,757,330	119,064
*	Altice USA Inc. Class A	6,105,372	98,785
	Cogent Communications Holdings Inc.	1,220,138	89,290
*	Viasat Inc.	1,989,088	88,594
*	Liberty Broadband Corp. Class A	422,122	67,919
*	CommScope Holding Co. Inc.	5,791,443	63,938
	InterDigital Inc.	872,791	62,518
*	Vocera Communications Inc.	938,903	60,878
	Telephone & Data Systems Inc.	2,897,229	58,379
		Shares	Market Value• ($000)
*	Extreme Networks Inc.	3,689,355	57,923
*,1	fuboTV Inc.	3,494,561	54,236
*	8x8 Inc.	3,079,617	51,614
*	Infinera Corp.	5,119,042	49,092
	Shenandoah Telecommunications Co.	1,349,631	34,416
*	Plantronics Inc.	1,153,101	33,832
*	Harmonic Inc.	2,748,862	32,327
*	WideOpenWest Inc.	1,468,857	31,610
	ADTRAN Inc.	1,374,161	31,372
*,1	Globalstar Inc.	25,381,523	29,443
*	Clearfield Inc.	329,610	27,826
*	EchoStar Corp. Class A	1,051,825	27,716
*	IDT Corp. Class B	579,260	25,580
*	NETGEAR Inc.	788,783	23,040
*	Digi International Inc.	927,075	22,778
*	Anterix Inc.	339,768	19,965
*,1	Gogo Inc.	1,407,387	19,042
	Comtech Telecommunications Corp.	719,972	17,056
*	Consolidated Communications Holdings Inc.	2,144,845	16,043
*,1	Inseego Corp.	2,727,854	15,903
*	United States Cellular Corp.	454,355	14,321
*	Ooma Inc.	601,899	12,303
	ATN International Inc.	297,951	11,903
*	Ribbon Communications Inc.	1,859,251	11,248
*,1	Akoustis Technologies Inc.	1,454,053	9,713
*	Aviat Networks Inc.	274,106	8,793
*,1	AST SpaceMobile Inc.	1,093,565	8,683
*	Cambium Networks Corp.	299,325	7,672
*	DZS Inc.	464,747	7,538
*	CalAmp Corp.	1,032,612	7,290
*	Lantronix Inc.	748,596	5,862
*	Casa Systems Inc.	979,691	5,555
*	Powerfleet Inc.	919,204	4,357
	Spok Holdings Inc.	464,693	4,336
*	KVH Industries Inc.	457,474	4,204
*	Genasys Inc.	1,017,703	4,050
	Bel Fuse Inc. Class B	300,241	3,882
*	Hemisphere Media Group Inc. Class A	478,622	3,480
*,1	Applied Optoelectronics Inc.	664,868	3,417
*	Airgain Inc.	291,442	3,098
*,1	Resonant Inc.	1,683,883	2,879

63

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	PCTEL Inc.	434,105	2,461
*	Crexendo Inc.	343,511	1,718
*,1	Airspan Networks Holdings Inc.	384,800	1,458
	Network-1 Technologies Inc.	509,201	1,436
*,1	Vislink Technologies Inc.	1,155,455	1,363
*	TESSCO Technologies Inc.	206,685	1,279
*	Franklin Wireless Corp.	244,162	1,067
*,1	ComSovereign Holding Corp.	1,404,121	1,060
[1]	Communications Systems Inc.	278,558	669
*	Optical Cable Corp.	92,325	496
*	Kaltura Inc.	89,047	300
*	ClearOne Inc.	231,050	298
*,1	Sonim Technologies Inc.	157,205	145
*,1,2	FTE Networks Inc.	84,180	126
*	ADDvantage Technologies Group Inc.	47,738	83
	Bel Fuse Inc. Class A	2,976	43
*,1,2	Ominto Inc.	101,171	42
			35,488,850
Utilities (2.7%)
	NextEra Energy Inc.	55,764,274	5,206,153
	Duke Energy Corp.	21,854,432	2,292,530
	Southern Co.	30,114,223	2,065,233
	Waste Management Inc.	11,888,018	1,984,110
	Dominion Energy Inc.	23,016,066	1,808,142
	Exelon Corp.	27,757,020	1,603,245
	American Electric Power Co. Inc.	14,312,840	1,273,413
	Sempra Energy	8,954,402	1,184,488
	Xcel Energy Inc.	15,304,357	1,036,105
	Waste Connections Inc.	7,403,704	1,008,903
	American Water Works Co. Inc.	5,160,405	974,594
	Public Service Enterprise Group Inc.	14,373,727	959,159
	Eversource Energy	9,772,155	889,071
	WEC Energy Group Inc.	8,965,652	870,296
	Republic Services Inc.	5,857,568	816,838
	Edison International	10,794,013	736,691
	Consolidated Edison Inc.	8,554,261	729,850
*	PG&E Corp.	56,007,922	679,936
	Ameren Corp.	7,258,374	646,068
		Shares	Market Value• ($000)
	Entergy Corp.	5,714,934	643,787
	FirstEnergy Corp.	15,472,029	643,482
	PPL Corp.	21,339,452	641,464
	DTE Energy Co.	4,954,133	592,217
	CMS Energy Corp.	8,230,685	535,406
	CenterPoint Energy Inc.	17,873,135	498,839
	Evergy Inc.	6,450,795	442,589
	Alliant Energy Corp.	7,116,559	437,455
	AES Corp.	17,988,667	437,125
	Atmos Energy Corp.	3,763,642	394,317
	Essential Utilities Inc.	6,464,409	347,074
	Vistra Corp.	13,721,078	312,429
	NiSource Inc.	11,158,664	308,091
	NRG Energy Inc.	6,958,091	299,755
	UGI Corp.	5,944,590	272,916
	Pinnacle West Capital Corp.	3,207,886	226,445
	OGE Energy Corp.	5,686,909	218,264
*	Sunrun Inc.	5,589,969	191,736
	National Fuel Gas Co.	2,589,485	165,572
	IDACORP Inc.	1,436,947	162,820
*	Evoqua Water Technologies Corp.	3,428,754	160,294
*	Stericycle Inc.	2,609,693	155,642
*	Clean Harbors Inc.	1,392,330	138,913
	Portland General Electric Co.	2,546,506	134,761
	Black Hills Corp.	1,817,589	128,267
	Hawaiian Electric Industries Inc.	2,955,323	122,646
*	Casella Waste Systems Inc. Class A	1,434,086	122,500
	ONE Gas Inc.	1,521,161	118,027
	New Jersey Resources Corp.	2,731,235	112,144
	Southwest Gas Holdings Inc.	1,597,867	111,931
	PNM Resources Inc.	2,441,420	111,353
	Avangrid Inc.	2,200,369	109,754
	American States Water Co.	1,049,827	108,594
	California Water Service Group	1,498,101	107,654
[1]	Ormat Technologies Inc.	1,273,967	101,026
	ALLETE Inc.	1,490,706	98,908
	Spire Inc.	1,394,754	90,966
	NorthWestern Corp.	1,538,545	87,943
	Avista Corp.	2,020,138	85,836
	MGE Energy Inc.	1,029,166	84,649
	South Jersey Industries Inc.	3,186,187	83,223
	Clearway Energy Inc. Class C	2,138,445	77,048

64

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sunnova Energy International Inc.	2,554,388	71,318
	Chesapeake Utilities Corp.	475,358	69,312
	SJW Group	842,777	61,691
	Middlesex Water Co.	470,857	56,644
	Northwest Natural Holding Co.	874,533	42,660
	Clearway Energy Inc. Class A	1,185,258	39,682
*	Harsco Corp.	2,234,958	37,346
*	US Ecology Inc.	886,627	28,319
	Unitil Corp.	447,308	20,572
	York Water Co.	386,277	19,229
*	Heritage-Crystal Clean Inc.	487,014	15,594
*	Archaea Energy Inc.	685,300	12,527
	Global Water Resources Inc.	666,392	11,395
	Artesian Resources Corp. Class A	233,644	10,825
*	Pure Cycle Corp.	577,124	8,426
	RGC Resources Inc.	289,761	6,667
*	Aris Water Solution Inc. Class A	491,258	6,362
*,1	Vertex Energy Inc.	1,350,091	6,116
	Via Renewables Inc. Class A	367,644	4,202
*	Sharps Compliance Corp.	501,400	3,575
	Genie Energy Ltd. Class B	635,893	3,542
*	Advanced Emissions Solutions Inc.	447,249	2,961
*,1	Cadiz Inc.	757,002	2,922
*	Quest Resource Holding Corp.	392,752	2,726
*,1	Aqua Metals Inc.	1,740,923	2,141
*	Perma-Fix Environmental Services Inc.	325,244	2,059
*,1	Charah Solutions Inc.	316,062	1,495
*,1	Renovare Environmental Inc.	612,155	429
			37,539,424
Total Common Stocks (Cost $573,421,149)			1,368,154,052
Preferred Stocks (0.0%)
	Meta Materials Inc. Pfd., 1/31/22	3,488,956	5,268
	Shares	Market Value• ($000)
Air T Funding Pfd., 8.000%, 6/7/24	1,727	42
Total Preferred Stocks (Cost $36)		5,310
	Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
GAMCO Investors Inc., 4.000%,6/15/23 (Cost $296)	296	293
	Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 0.090% (Cost $8,611,890)	86,130,993	8,612,238
Total Investments (100.2%) (Cost $582,033,371)		1,376,771,893
Other Assets and Liabilities—Net (-0.2%)		(3,359,041)
Net Assets (100%)		1,373,412,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,987,307,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,364,700,000 was received for securities on loan, of which $4,338,017,000 is held in Vanguard Market Liquidity Fund and $26,683,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

65

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	1,914	214,636	2,623
E-mini S&P 500 Index	March 2022	18,701	4,449,435	96,842
E-mini S&P Mid-Cap 400 Index	March 2022	240	68,105	1,583
				101,048

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bandwidth Inc. Class A	8/31/22	BOANA	6,163	(0.521)	6	—
Consolidated Edison Inc.	8/31/22	BOANA	116,460	(0.578)	12,629	—
New York Community Bancorp Inc.	8/31/22	BOANA	5,391	(0.623)	101	—
Popular Inc.	8/31/22	BOANA	10,895	(0.474)	643	—
Signature Bank	8/31/23	BOANA	90,978	(0.834)	6,034	—
State Street Corp.	8/31/23	BOANA	229,098	(0.675)	11,721	—
Visa Inc. Class A	8/31/22	BOANA	43,598	0.029	5,247	—
Williams Cos. Inc.	8/31/22	BOANA	36,970	(0.470)	—	(483)
					36,381	(483)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
At December 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $36,068,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
66

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $573,421,481)	1,368,159,655
Affiliated Issuers (Cost $8,611,890)	8,612,238
Total Investments in Securities	1,376,771,893
Investment in Vanguard	43,666
Cash	190,969
Cash Collateral Pledged—Futures Contracts	247,630
Receivables for Investment Securities Sold	31,586
Receivables for Accrued Income	847,968
Receivables for Capital Shares Issued	788,733
Unrealized Appreciation—Over-the-Counter Swap Contracts	36,381
Total Assets	1,378,958,826
Liabilities
Payables for Investment Securities Purchased	142,980
Collateral for Securities on Loan	4,364,700
Payables for Capital Shares Redeemed	999,768
Payables to Vanguard	24,036
Variation Margin Payable—Futures Contracts	14,007
Unrealized Depreciation—Over-the-Counter Swap Contracts	483
Total Liabilities	5,545,974
Net Assets	1,373,412,852
67

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	591,207,805
Total Distributable Earnings (Loss)	782,205,047
Net Assets	1,373,412,852

Investor Shares—Net Assets
Applicable to 1,139,944,671 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	133,976,597
Net Asset Value Per Share—Investor Shares	$117.53

ETF Shares—Net Assets
Applicable to 1,238,501,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	299,087,859
Net Asset Value Per Share—ETF Shares	$241.49

Admiral Shares—Net Assets
Applicable to 2,906,961,253 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	341,732,532
Net Asset Value Per Share—Admiral Shares	$117.56

Institutional Shares—Net Assets
Applicable to 2,120,191,912 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	249,281,850
Net Asset Value Per Share—Institutional Shares	$117.58

Institutional Plus Shares—Net Assets
Applicable to 1,344,965,858 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	296,554,290
Net Asset Value Per Share—Institutional Plus Shares	$220.49

Institutional Select Shares—Net Assets
Applicable to 228,128,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,779,724
Net Asset Value Per Share—Institutional Select Shares	$231.36
See accompanying Notes, which are an integral part of the Financial Statements.
68

Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	16,541,541
Dividends—Affiliated Issuers	—
Interest—Unaffiliated Issuers	54
Interest—Affiliated Issuers	4,107
Securities Lending—Net	154,799
Total Income	16,700,501
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19,467
Management and Administrative—Investor Shares	191,795
Management and Administrative—ETF Shares	60,934
Management and Administrative—Admiral Shares	109,061
Management and Administrative—Institutional Shares	55,582
Management and Administrative—Institutional Plus Shares	45,193
Management and Administrative—Institutional Select Shares	3,969
Marketing and Distribution—Investor Shares	7,150
Marketing and Distribution—ETF Shares	7,604
Marketing and Distribution—Admiral Shares	8,899
Marketing and Distribution—Institutional Shares	5,611
Marketing and Distribution—Institutional Plus Shares	3,061
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	2,032
Auditing Fees	399
Shareholders’ Reports—Investor Shares	1,013
Shareholders’ Reports—ETF Shares	2,476
Shareholders’ Reports—Admiral Shares	1,265
Shareholders’ Reports—Institutional Shares	1,151
Shareholders’ Reports—Institutional Plus Shares	83
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	357
Interest Expense	—
Total Expenses	527,103
Net Investment Income	16,173,398
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	144
Investment Securities Sold—Unaffiliated Issuers[2]	23,905,095
Investment Securities Sold—Affiliated Issuers	211
69

Total Stock Market Index Fund
Statement of Operations (continued)
Year Ended December 31, 2021
($000)
Futures Contracts	1,472,639
Swap Contracts	27,042
Realized Net Gain (Loss)	25,405,131
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	238,465,157
Investment Securities—Affiliated Issuers	1,052
Futures Contracts	(6,444)
Swap Contracts	36,234
Change in Unrealized Appreciation (Depreciation)	238,495,999
Net Increase (Decrease) in Net Assets Resulting from Operations	280,074,528
1	Dividends are net of foreign withholding taxes of $1,369,000.
2	Includes $21,208,071,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
70

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,173,398	15,540,727
Realized Net Gain (Loss)	25,405,131	3,258,780
Change in Unrealized Appreciation (Depreciation)	238,495,999	170,087,718
Net Increase (Decrease) in Net Assets Resulting from Operations	280,074,528	188,887,225
Distributions
Investor Shares	(1,676,741)	(2,178,405)
ETF Shares	(3,403,927)	(2,643,535)
Admiral Shares	(4,103,816)	(4,040,472)
Institutional Shares	(2,969,898)	(2,632,899)
Institutional Plus Shares	(3,559,330)	(3,283,515)
Institutional Select Shares	(647,913)	(503,956)
Total Distributions	(16,361,625)	(15,282,782)
Capital Share Transactions
Investor Shares	(51,574,306)	(11,200,923)
ETF Shares	44,386,309	32,847,249
Admiral Shares	1,876,942	(23,050,842)
Institutional Shares	22,144,976	(1,802,186)
Institutional Plus Shares	14,016,596	1,241,423
Institutional Select Shares	(1,862,868)	11,449,267
Net Increase (Decrease) from Capital Share Transactions	28,987,649	9,483,988
Total Increase (Decrease)	292,700,552	183,088,431
Net Assets
Beginning of Period	1,080,712,300	897,623,869
End of Period	1,373,412,852	1,080,712,300
See accompanying Notes, which are an integral part of the Financial Statements.
71

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.71	$79.66	$62.08	$66.70	$56.06
Investment Operations
Net Investment Income[1]	1.284	1.284	1.279	1.275	1.086
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.837	15.026	17.634	(4.703)	10.630
Total from Investment Operations	24.121	16.310	18.913	(3.428)	11.716
Distributions
Dividends from Net Investment Income	(1.301)	(1.260)	(1.333)	(1.192)	(1.076)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.301)	(1.260)	(1.333)	(1.192)	(1.076)
Net Asset Value, End of Period	$117.53	$94.71	$79.66	$62.08	$66.70
Total Return[3]	25.59%	20.87%	30.65%	-5.26%	21.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133,977	$153,845	$139,686	$121,266	$126,766
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.62%	1.78%	1.86%	1.77%
Portfolio Turnover Rate[4]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
72

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$194.61	$163.70	$127.56	$137.06	$115.21
Investment Operations
Net Investment Income[1]	2.912	2.831	2.809	2.781	2.361
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	46.898	30.848	36.236	(9.676)	21.832
Total from Investment Operations	49.810	33.679	39.045	(6.895)	24.193
Distributions
Dividends from Net Investment Income	(2.930)	(2.769)	(2.905)	(2.605)	(2.343)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.930)	(2.769)	(2.905)	(2.605)	(2.343)
Net Asset Value, End of Period	$241.49	$194.61	$163.70	$127.56	$137.06
Total Return	25.72%	20.95%	30.80%	-5.13%	21.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$299,088	$202,075	$138,067	$94,809	$91,862
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.73%	1.89%	1.97%	1.87%
Portfolio Turnover Rate[3]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.74	$79.69	$62.09	$66.72	$56.08
Investment Operations
Net Investment Income[1]	1.402	1.364	1.360	1.344	1.148
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.833	15.025	17.646	(4.711)	10.633
Total from Investment Operations	24.235	16.389	19.006	(3.367)	11.781
Distributions
Dividends from Net Investment Income	(1.415)	(1.339)	(1.406)	(1.263)	(1.141)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.415)	(1.339)	(1.406)	(1.263)	(1.141)
Net Asset Value, End of Period	$117.56	$94.74	$79.69	$62.09	$66.72
Total Return[3]	25.71%	20.99%	30.80%	-5.17%	21.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$341,733	$273,622	$252,536	$185,102	$190,099
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.72%	1.88%	1.96%	1.87%
Portfolio Turnover Rate[4]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.75	$79.70	$62.10	$66.73	$56.09
Investment Operations
Net Investment Income[1]	1.416	1.374	1.365	1.354	1.153
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	22.841	15.024	17.649	(4.715)	10.630
Total from Investment Operations	24.257	16.398	19.014	(3.361)	11.783
Distributions
Dividends from Net Investment Income	(1.427)	(1.348)	(1.414)	(1.269)	(1.143)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.427)	(1.348)	(1.414)	(1.269)	(1.143)
Net Asset Value, End of Period	$117.58	$94.75	$79.70	$62.10	$66.73
Total Return	25.73%	21.00%	30.81%	-5.16%	21.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$249,282	$180,586	$152,716	$115,115	$113,557
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.035%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.73%	1.89%	1.97%	1.87%
Portfolio Turnover Rate[3]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$177.69	$149.47	$116.46	$125.14	$105.18
Investment Operations
Net Investment Income[1]	2.672	2.591	2.575	2.555	2.182
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	42.823	28.172	33.100	(8.842)	19.938
Total from Investment Operations	45.495	30.763	35.675	(6.287)	22.120
Distributions
Dividends from Net Investment Income	(2.695)	(2.543)	(2.665)	(2.393)	(2.160)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.695)	(2.543)	(2.665)	(2.393)	(2.160)
Net Asset Value, End of Period	$220.49	$177.69	$149.47	$116.46	$125.14
Total Return	25.74%	21.02%	30.82%	-5.15%	21.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$296,554	$226,288	$188,188	$135,641	$126,130
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.32%	1.74%	1.90%	1.98%	1.89%
Portfolio Turnover Rate[3]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$186.45	$156.83	$122.20	$131.31	$110.37
Investment Operations
Net Investment Income[1]	2.821	2.772	2.709	2.704	2.311
Capital Gain Distributions Received	.000[1,2]	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	44.937	29.532	34.731	(9.290)	20.908
Total from Investment Operations	47.758	32.304	37.440	(6.586)	23.219
Distributions
Dividends from Net Investment Income	(2.848)	(2.684)	(2.810)	(2.524)	(2.279)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.848)	(2.684)	(2.810)	(2.524)	(2.279)
Net Asset Value, End of Period	$231.36	$186.45	$156.83	$122.20	$131.31
Total Return	25.75%	21.03%	30.84%	-5.14%	21.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,780	$44,296	$26,431	$20,262	$14,163
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.76%	1.91%	1.99%	1.90%
Portfolio Turnover Rate[3]	4%	8%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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Total Stock Market Index Fund
During the year ended December 31, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Total Stock Market Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Total Stock Market Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
The fund had no borrowings outstanding at December 31, 2021. The fund made one borrowing in the amount of $1,000,000 to test the operational readiness of the credit facility process. The borrowing was outstanding for one business day at an annualized interest rate of 0.84%, and the related interest expense is recorded in the Statement of Operations.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $43,666,000, representing less than 0.01% of the fund’s net assets and 17.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total Stock Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,368,142,978	1	11,073	1,368,154,052
Preferred Stocks	5,310	—	—	5,310
Corporate Bonds	—	293	—	293
Temporary Cash Investments	8,612,238	—	—	8,612,238
Total	1,376,760,526	294	11,073	1,376,771,893

Derivative Financial Instruments
Assets
Futures Contracts[1]	101,048	—	—	101,048
Swap Contracts	—	36,381	—	36,381
Total	101,048	36,381	—	137,429
Liabilities
Swap Contracts	—	483	—	483
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	21,210,259
Total Distributable Earnings (Loss)	(21,210,259)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax
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Total Stock Market Index Fund
purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	213,319
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(11,733,322)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	793,725,050
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	16,361,625	15,282,782
Long-Term Capital Gains	—	—
Total	16,361,625	15,282,782
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	583,046,843
Gross Unrealized Appreciation	823,940,577
Gross Unrealized Depreciation	(30,215,527)
Net Unrealized Appreciation (Depreciation)	793,725,050
E.  During the year ended December 31, 2021, the fund purchased $106,017,595,000 of investment securities and sold $75,014,896,000 of investment securities, other than temporary cash investments. Purchases and sales include $43,964,953,000 and $26,512,016,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2021, such purchases were $2,704,413,000 and sales were $2,806,659,000, resulting in net realized loss of $78,188,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Total Stock Market Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	496,590	4,799	14,516,361	207,934
Issued in Lieu of Cash Distributions	1,676,741	15,550	2,178,405	28,832
Redeemed	(53,747,637)	(504,787)	(27,895,689)	(365,845)
Net Increase (Decrease)—Investor Shares	(51,574,306)	(484,438)	(11,200,923)	(129,079)
ETF Shares
Issued	69,095,066	308,260	50,514,859	305,434
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(24,708,757)	(108,100)	(17,667,610)	(110,500)
Net Increase (Decrease)—ETF Shares	44,386,309	200,160	32,847,249	194,934
Admiral Shares
Issued	37,025,893	347,554	32,397,184	424,606
Issued in Lieu of Cash Distributions	3,424,237	31,536	3,371,979	44,445
Redeemed	(38,573,188)	(360,387)	(58,820,005)	(749,884)
Net Increase (Decrease)—Admiral Shares	1,876,942	18,703	(23,050,842)	(280,833)
Institutional Shares
Issued	44,920,917	425,435	27,070,393	360,889
Issued in Lieu of Cash Distributions	2,799,517	25,726	2,476,296	32,636
Redeemed	(25,575,458)	(236,871)	(31,348,875)	(403,732)
Net Increase (Decrease)—Institutional Shares	22,144,976	214,290	(1,802,186)	(10,207)
Institutional Plus Shares
Issued	27,268,129	137,022	28,455,775	204,305
Issued in Lieu of Cash Distributions	3,498,917	17,171	3,238,183	22,739
Redeemed	(16,750,450)	(82,739)	(30,452,535)	(212,599)
Net Increase (Decrease)—Institutional Plus Shares	14,016,596	71,454	1,241,423	14,445
Institutional Select Shares
Issued	5,779,241	28,270	15,638,742	96,623
Issued in Lieu of Cash Distributions	647,913	3,034	503,956	3,296
Redeemed	(8,290,022)	(40,759)	(4,693,431)	(30,863)
Net Increase (Decrease)—Institutional Select Shares	(1,862,868)	(9,455)	11,449,267	69,056
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Total Stock Market Index Fund
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
180 Life Sciences Corp.	2,919	3,353	5,959	3,375	(934)	—	—	NA2
Avenue Therapeutics Inc.	4,991	—	2,478	(1,993)	(235)	—	—	NA2
Dare Bioscience Inc.	3,618	2,043	3,640	1,554	589	—	—	NA2
Lifevantage Corp.	8,536	1,119	4,418	(3,261)	1,190	—	—	NA2
Luby's Inc.	NA3	5,102	7,702	2,048	588	—	—	NA2
NeuroMetrix Inc.	—	3,523	506	(636)	(1,287)	—	—	NA2
Perma-Pipe International Holdings Inc.	2,860	1	1,550	(318)	1,274	—	—	NA2
Research Solutions Inc.	4,035	1	3,110	(62)	282	—	—	NA2
Vanguard Market Liquidity Fund	8,699,256	NA4	NA4	(496)	(415)	4,107	144	8,612,238
Total	8,726,215	15,142	29,363	211	1,052	4,107	144	8,612,238
1	Does not include adjustments related to return of capital.
2	Not applicable—at December 31, 2021, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at December 31, 2020, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.
85

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
86

Special 2021 tax information (unaudited) for Vanguard Total Stock Market Index Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $15,613,899,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 92.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $747,726,000 of qualified business income to shareholders during the fiscal year.
87

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.
88

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q850 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $827,000
Fiscal Year Ended December 31, 2020: $823,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.